UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares S&P 100 ETF | OEF | NYSE Arca

• iShares S&P 500 Growth ETF | IVW | NYSE Arca

• iShares S&P 500 Value ETF | IVE | NYSE Arca

• iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	5.18%	21.62%
U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93
International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65
Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® S&P 100 ETF

Investment Objective

The iShares S&P100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.95%	25.41%	10.89%	12.38%	25.41%	67.67%	221.26%
Fund Market	7.99	25.26	10.90	12.38	25.26	67.72	221.31
Index	8.05	25.66	11.12	12.60	25.66	69.39	227.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,079.50	$ 1.04		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	32.9%
Health Care	12.6
Communication Services	12.2
Financials	12.0
Consumer Discretionary	11.9
Consumer Staples	7.1
Industrials	5.1
Energy	3.7
Utilities	1.2
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	10.3%
Microsoft Corp.	9.6
Amazon.com, Inc.	4.7
NVIDIA Corp.	4.4
Alphabet, Inc., Class A	3.2
Tesla, Inc.	2.8
Meta Platforms, Inc., Class A	2.7
Alphabet, Inc., Class C, NVS	2.7
Berkshire Hathaway, Inc., Class B	2.6
Exxon Mobil Corp.	1.9

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.63%	19.61%	10.25%	13.26%	19.61%	62.90%	247.33%
Fund Market	7.68	19.54	10.25	13.25	19.54	62.87	247.15
Index	7.73	19.82	10.44	13.46	19.82	64.30	253.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,076.30	$ 0.93		$ 1,000.00	$ 1,024.10	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	35.2%
Health Care	17.3
Consumer Discretionary	10.4
Communication Services	7.9
Financials	7.4
Energy	7.2
Consumer Staples	6.3
Industrials	5.1
Materials	1.9
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	12.8%
Microsoft Corp.	6.9
NVIDIA Corp.	5.5
Alphabet, Inc., Class A	3.9
Tesla, Inc.	3.5
Alphabet, Inc., Class C, NVS	3.4
Amazon.com, Inc.	2.7
Exxon Mobil Corp.	2.4
UnitedHealth Group, Inc.	2.4
Eli Lilly & Co.	2.2

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.19%	21.99%	8.23%	9.46%	21.99%	48.52%	146.85%
Fund Market	2.28	22.04	8.25	9.46	22.04	48.62	146.94
Index	2.27	22.19	8.41	9.64	22.19	49.77	150.96

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.90	$ 0.91		$ 1,000.00	$ 1,024.10	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	19.4%
Information Technology	18.0
Industrials	12.2
Consumer Discretionary	11.1
Communication Services	10.1
Health Care	8.6
Consumer Staples	6.8
Utilities	4.8
Real Estate	4.2
Materials	3.1
Energy	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp.	6.1%
Meta Platforms, Inc., Class A	4.1
Berkshire Hathaway, Inc., Class B	3.9
Amazon.com, Inc.	3.8
JPMorgan Chase & Co.	2.6
Walmart, Inc.	1.4
Cisco Systems, Inc.	1.3
Salesforce, Inc.	1.2
Bank of America Corp.	1.2
Comcast Corp., Class A	1.1

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.82)%	10.01%	2.99%	7.37%	10.01%	15.89%	103.67%
Fund Market	(3.71)	10.01	2.99	7.37	10.01	15.89	103.66
Index	(3.76)	10.26	3.23	7.58	10.26	17.22	107.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 961.80	$ 0.88		$ 1,000.00	$ 1,024.10	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Consumer Discretionary	19.6%
Financials	19.2
Industrials	16.2
Real Estate	11.8
Information Technology	7.6
Health Care	7.4
Energy	4.7
Materials	4.5
Communication Services	3.8
Consumer Staples	3.7
Utilities	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Meritage Homes Corp.	0.9%
Insight Enterprises, Inc.	0.9
Group 1 Automotive, Inc.	0.8
Blackstone Mortgage Trust, Inc., Class A	0.8
Lincoln National Corp.	0.7
Newell Brands, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
John Bean Technologies Corp.	0.7
Advance Auto Parts, Inc.	0.7
Carpenter Technology Corp.	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	195,563	$37,485,516
General Dynamics Corp.	78,028	17,241,847
Lockheed Martin Corp.	77,303	31,613,835
RTX Corp.	502,010	36,129,659

		122,470,857

Air Freight & Logistics — 0.7%
FedEx Corp.	79,807	21,142,471
United Parcel Service, Inc., Class B	249,460	38,883,330

		60,025,801

Automobiles — 3.2%
Ford Motor Co.	1,358,412	16,871,477
General Motors Co.	473,492	15,611,031
Tesla, Inc.(a)	952,402	238,310,029

		270,792,537

Banks — 3.7%
Bank of America Corp.	2,384,422	65,285,475
Citigroup, Inc.	664,176	27,317,559
JPMorgan Chase & Co.	1,002,312	145,355,286
U.S. Bancorp	536,205	17,726,937
Wells Fargo & Co.	1,261,920	51,562,051

		307,247,308

Beverages — 1.9%
Coca-Cola Co. (The)	1,342,325	75,143,353
PepsiCo, Inc.	474,784	80,447,401

		155,590,754

Biotechnology — 2.1%
AbbVie, Inc.	608,766	90,742,660
Amgen, Inc.	184,488	49,582,995
Gilead Sciences, Inc.	429,753	32,205,690

		172,531,345

Broadline Retail — 4.7%
Amazon.com, Inc.(a)	3,131,572	398,085,433

Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)	269,473	11,493,023
BlackRock, Inc.(b)	48,405	31,293,348
Charles Schwab Corp. (The)	512,864	28,156,234
Goldman Sachs Group, Inc. (The)	113,703	36,790,880
Morgan Stanley	440,049	35,938,802

		143,672,287

Chemicals — 0.9%
Dow, Inc.	242,771	12,517,273
Linde PLC	168,292	62,663,526

		75,180,799

Communications Equipment — 0.9%
Cisco Systems, Inc.	1,405,494	75,559,357

Consumer Finance — 0.5%
American Express Co.	200,665	29,937,211
Capital One Financial Corp.	131,450	12,757,223

		42,694,434

Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	152,843	86,350,181
Target Corp.	159,497	17,635,583
Walmart, Inc.	492,243	78,724,423

		182,710,187

Security	Shares	Value

Diversified Telecommunication Services — 1.0%
AT&T Inc.	2,465,700	$37,034,814
Verizon Communications, Inc.	1,449,980	46,993,852

		84,028,666

Electric Utilities — 1.2%
Duke Energy Corp.	266,363	23,509,198
Exelon Corp.	342,448	12,941,110
NextEra Energy, Inc.	697,982	39,987,389
Southern Co. (The)	376,132	24,343,263

		100,780,960

Electrical Equipment — 0.2%
Emerson Electric Co.	197,492	19,071,802

Entertainment — 1.3%
Netflix, Inc.(a)	152,843	57,713,517
Walt Disney Co. (The)(a)	631,094	51,150,168

		108,863,685

Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B(a)	628,990	220,335,197
Mastercard, Inc., Class A	286,963	113,611,521
PayPal Holdings, Inc.(a)	378,480	22,125,941
Visa, Inc., Class A	554,182	127,467,402

		483,540,061

Food Products — 0.5%
Kraft Heinz Co. (The)	275,691	9,274,245
Mondelez International, Inc., Class A	469,211	32,563,244

		41,837,489

Ground Transportation — 0.5%
Union Pacific Corp.	210,201	42,803,230

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	598,529	57,967,534
Medtronic PLC	459,118	35,976,486

		93,944,020

Health Care Providers & Services — 2.3%
CVS Health Corp.	442,991	30,929,631
UnitedHealth Group, Inc.	319,483	161,080,134

		192,009,765

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(a)	12,309	37,960,341
McDonald’s Corp.	251,350	66,215,644
Starbucks Corp.	395,050	36,056,213

		140,232,198

Household Products — 1.7%
Colgate-Palmolive Co.	284,856	20,256,110
Procter & Gamble Co. (The)	813,038	118,589,723

		138,845,833

Industrial Conglomerates — 1.2%
3M Co.	190,647	17,848,372
General Electric Co.	375,384	41,498,701
Honeywell International, Inc.	229,001	42,305,645

		101,652,718

Insurance — 0.3%
American International Group, Inc.	244,958	14,844,455
MetLife, Inc.	218,579	13,750,805

		28,595,260

Interactive Media & Services — 8.6%
Alphabet, Inc., Class A(a)	2,046,300	267,778,818

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS(a)	1,740,672	$229,507,603
Meta Platforms, Inc., Class A(a)	766,571	230,132,280

		727,418,701

IT Services — 1.3%
Accenture PLC, Class A	217,563	66,815,773
International Business Machines Corp.	314,206	44,083,102

		110,898,875

Life Sciences Tools & Services — 1.5%
Danaher Corp.	226,647	56,231,121
Thermo Fisher Scientific, Inc.	133,114	67,378,313

		123,609,434

Machinery — 1.0%
Caterpillar, Inc.	175,948	48,033,804
Deere & Co.	94,044	35,490,325

		83,524,129

Media — 0.9%
Charter Communications, Inc., Class A(a)(c)	35,025	15,404,696
Comcast Corp., Class A	1,419,507	62,940,940

		78,345,636

Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	611,946	103,186,334
ConocoPhillips	413,017	49,479,437
Exxon Mobil Corp.	1,380,706	162,343,412

		315,009,183

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	720,534	41,819,793
Eli Lilly & Co.	275,026	147,724,716
Johnson & Johnson	830,527	129,354,580
Merck & Co., Inc.	875,195	90,101,325
Pfizer, Inc.	1,947,299	64,591,908

		473,592,322

Retail REITs — 0.1%
Simon Property Group, Inc.	113,042	12,211,927

Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(a)	557,248	57,296,239
Broadcom, Inc.	142,335	118,220,604
Intel Corp.	1,444,446	51,350,055
NVIDIA Corp.	851,908	370,571,461
QUALCOMM, Inc.	384,909	42,747,994
Texas Instruments, Inc.	313,159	49,795,413

		689,981,766

Software — 12.1%
Adobe, Inc.(a)	157,207	80,159,849

Security	Shares	Value

Software (continued)
Microsoft Corp.	2,562,537	$809,121,058
Oracle Corp.	542,968	57,511,171
Salesforce, Inc.(a)	335,935	68,120,899

		1,014,912,977

Specialized REITs — 0.3%
American Tower Corp.	160,777	26,439,778

Specialty Retail — 1.7%
Home Depot, Inc. (The)	346,756	104,775,793
Lowe’s Cos., Inc.	202,105	42,005,503

		146,781,296

Technology Hardware, Storage & Peripherals — 10.3%
Apple Inc.	5,068,733	867,817,777

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	422,529	40,402,223

Tobacco — 0.9%
Altria Group, Inc.	612,050	25,736,703
Philip Morris International, Inc.	535,406	49,567,887

		75,304,590

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	178,504	24,999,485

Total Long-Term Investments — 99.8%

(Cost: $7,107,191,880)		8,394,016,885

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	15,716,314	15,722,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(d)	47,409,678	47,409,678

Total Short-Term Securities — 0.7%

(Cost: $63,132,082)		63,132,279

Total Investments — 100.5%

(Cost: $7,170,323,962)		8,457,149,164

Liabilities in Excess of Other Assets — (0.5)%		(42,868,390)

Net Assets — 100.0%		$8,414,280,774

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$15,721,538	(a)	$—	$866	$197	$15,722,601	15,716,314	$11,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,929,868	32,479,810	(a)	—	—	—	47,409,678	47,409,678	510,398		—
BlackRock, Inc.	33,178,984	3,410,680		(4,325,674)	(61,967)	(908,675)	31,293,348	48,405	507,480		—

					$(61,101)	$(908,478)	$94,425,627		$1,029,857		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	93	12/15/23	$20,114	$(796,468)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$796,468	$—	$—	$—	$796,468

(a) Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$ —	$—	$2,351,967	$—	$—	$—	$2,351,967

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$—	$(1,809,626)	$—	$—	$—	$(1,809,626)

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 100 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$21,838,444

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$8,394,016,885	$—	$—	$8,394,016,885
Short-Term Securities
Money Market Funds	63,132,279	—	—	63,132,279

	$8,457,149,164	$—	$—	$8,457,149,164

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(796,468)	$—	$—	$(796,468)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)	120,923	$24,062,468
General Dynamics Corp.	205,648	45,442,039
L3Harris Technologies, Inc.	162,564	28,305,644
Lockheed Martin Corp.	272,670	111,511,123
Northrop Grumman Corp.	175,460	77,235,737
TransDigm Group, Inc.(a)	44,341	37,385,227

		323,942,238

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	106,512	9,173,878
Expeditors International of Washington, Inc.	254,230	29,142,385

		38,316,263

Automobiles — 3.5%
Tesla, Inc.(a)	4,731,557	1,183,930,192

Beverages — 2.3%
Brown-Forman Corp., Class B, NVS	172,095	9,928,160
Coca-Cola Co. (The)	4,334,656	242,654,043
Constellation Brands, Inc., Class A	154,781	38,901,109
Keurig Dr Pepper, Inc.	864,668	27,297,569
Monster Beverage Corp.(a)(b)	1,274,377	67,478,262
PepsiCo, Inc.	2,358,743	399,665,414

		785,924,557

Biotechnology — 3.8%
AbbVie, Inc.	3,024,369	450,812,443
Amgen, Inc.	916,541	246,329,559
Biogen, Inc.(a)	116,694	29,991,525
Gilead Sciences, Inc.	2,135,018	159,998,249
Incyte Corp.(a)	318,639	18,407,775
Moderna, Inc.(a)(b)	567,179	58,583,919
Regeneron Pharmaceuticals, Inc.(a)	182,900	150,519,384
Vertex Pharmaceuticals, Inc.(a)	442,240	153,784,538

		1,268,427,392

Broadline Retail — 2.7%
Amazon.com, Inc.(a)	7,156,557	909,741,526
Etsy, Inc.(a)(b)	123,371	7,967,299

		917,708,825

Building Products — 0.0%
Masco Corp.	274,185	14,655,188

Capital Markets — 1.3%
Ameriprise Financial, Inc.	175,811	57,961,371
Blackstone, Inc., Class A, NVS	1,216,143	130,297,561
Cboe Global Markets, Inc.	121,140	18,923,279
Charles Schwab Corp. (The)	1,503,271	82,529,578
FactSet Research Systems, Inc.	39,182	17,132,721
MarketAxess Holdings, Inc.	31,525	6,735,001
Moody’s Corp.	126,880	40,115,650
MSCI, Inc., Class A	77,101	39,558,981
Nasdaq, Inc.	370,806	18,017,464
Raymond James Financial, Inc.	323,094	32,448,330

		443,719,936

Chemicals — 1.3%
Air Products & Chemicals, Inc.	380,648	107,875,643
Albemarle Corp.(b)	200,583	34,107,134
CF Industries Holdings, Inc.	331,670	28,437,386
Corteva, Inc.	837,964	42,870,238
FMC Corp.	215,092	14,404,711

Security	Shares	Value

Chemicals (continued)
Linde PLC	510,012	$189,902,968
Mosaic Co. (The)	567,093	20,188,511

		437,786,591

Commercial Services & Supplies — 0.6%
Cintas Corp.	87,311	41,997,464
Copart, Inc.(a)	1,488,910	64,157,132
Republic Services, Inc.	193,723	27,607,465
Rollins, Inc.	482,610	18,015,831
Waste Management, Inc.	372,558	56,792,741

		208,570,633

Communications Equipment — 0.4%
Arista Networks, Inc.(a)(b)	429,652	79,025,892
Motorola Solutions, Inc.	157,187	42,792,589

		121,818,481

Construction & Engineering — 0.1%
Quanta Services, Inc.	248,794	46,541,894

Construction Materials — 0.1%
Vulcan Materials Co.	134,587	27,189,266

Consumer Finance — 0.3%
American Express Co.	488,485	72,877,077
Discover Financial Services	249,204	21,588,543

		94,465,620

Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	501,154	283,131,964
Dollar General Corp.	375,835	39,763,343
Dollar Tree, Inc.(a)(b)	359,151	38,231,624

		361,126,931

Distributors — 0.1%
Genuine Parts Co.	173,696	25,078,229
Pool Corp.	42,031	14,967,239

		40,045,468

Electric Utilities — 0.2%
NRG Energy, Inc.	185,485	7,144,882
PG&E Corp.(a)	3,583,145	57,796,129

		64,941,011

Electrical Equipment — 0.1%
AMETEK, Inc.(b)	198,120	29,274,211

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1,022,011	85,838,704
CDW Corp.	145,165	29,288,490
Keysight Technologies, Inc.(a)	165,041	21,836,575

		136,963,769

Energy Equipment & Services — 0.2%
Schlumberger NV	1,290,640	75,244,312

Entertainment — 0.3%
Activision Blizzard, Inc.	723,238	67,716,774
Electronic Arts, Inc.	286,492	34,493,637

		102,210,411

Financial Services — 3.9%
Fiserv, Inc.(a)	720,747	81,415,581
FleetCor Technologies, Inc.(a)(b)	67,104	17,134,335
Jack Henry & Associates, Inc.	124,820	18,865,295
Mastercard, Inc., Class A	1,425,640	564,425,133
Visa, Inc., Class A	2,753,197	633,262,842

		1,315,103,186

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.9%
Archer-Daniels-Midland Co.	451,557	$34,056,429
Bunge Ltd.	106,112	11,486,624
Campbell Soup Co.	198,369	8,148,999
General Mills, Inc.	680,943	43,573,543
Hershey Co. (The)	257,598	51,540,208
Hormel Foods Corp.	356,277	13,549,214
Kellanova	244,028	14,522,106
Lamb Weston Holdings, Inc.	249,164	23,037,703
McCormick & Co., Inc., NVS	218,598	16,534,753
Mondelez International, Inc., Class A	1,258,766	87,358,360

		303,807,939

Gas Utilities — 0.0%
Atmos Energy Corp.	155,672	16,490,335

Ground Transportation — 0.7%
CSX Corp.	1,649,034	50,707,796
JB Hunt Transport Services, Inc.	140,345	26,457,839
Old Dominion Freight Line, Inc.(b)	153,516	62,809,536
Union Pacific Corp.	522,145	106,324,386

		246,299,557

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	1,546,219	149,751,310
Boston Scientific Corp.(a)	1,329,724	70,209,427
Dexcom, Inc.(a)	663,993	61,950,547
Hologic, Inc.(a)	421,048	29,220,731
IDEXX Laboratories, Inc.(a)	69,511	30,395,075
Insulet Corp.(a)(b)	120,276	19,182,819
Intuitive Surgical, Inc.(a)	294,999	86,225,258
ResMed, Inc.	136,550	20,191,649

		467,126,816

Health Care Providers & Services — 3.7%
Cigna Group (The)	248,505	71,089,825
Elevance Health, Inc.	403,778	175,813,017
HCA Healthcare, Inc.	186,036	45,761,135
Humana, Inc.	135,880	66,108,338
McKesson Corp.	106,213	46,186,723
Molina Healthcare, Inc.(a)	99,980	32,782,442
Quest Diagnostics, Inc.	126,787	15,450,264
UnitedHealth Group, Inc.	1,587,203	800,251,881

		1,253,443,625

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)(b)	291,646	40,016,747
Chipotle Mexican Grill, Inc.(a)	47,272	86,594,268
Domino’s Pizza, Inc.	27,934	10,581,120
Hilton Worldwide Holdings, Inc.	215,777	32,405,390
Marriott International, Inc., Class A	218,601	42,968,212
McDonald’s Corp.	774,207	203,957,092
Starbucks Corp.	1,000,936	91,355,429
Yum! Brands, Inc.	307,286	38,392,313

		546,270,571

Household Durables — 0.1%
DR Horton, Inc.	261,693	28,124,147

Household Products — 1.3%
Clorox Co. (The)	95,271	12,486,217
Colgate-Palmolive Co.	778,830	55,382,601
Kimberly-Clark Corp.	277,483	33,533,821
Procter & Gamble Co. (The)	2,221,557	324,036,304

		425,438,943

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	682,078	10,367,586

Security	Shares	Value

Insurance — 1.8%
Aon PLC, Class A	229,420	$74,382,552
Arch Capital Group Ltd.(a)(b)	639,049	50,938,596
Arthur J. Gallagher & Co.	236,416	53,886,299
Brown & Brown, Inc.	237,699	16,600,898
Chubb Ltd.	401,158	83,513,073
Everest Group Ltd.	42,727	15,880,344
Globe Life, Inc.	104,628	11,376,203
Marsh & McLennan Cos., Inc.	541,683	103,082,275
Principal Financial Group, Inc.	233,177	16,805,066
Progressive Corp. (The)	1,002,957	139,711,910
Travelers Cos., Inc. (The)	211,319	34,510,506
W R Berkley Corp.	346,219	21,981,444

		622,669,166

Interactive Media & Services — 7.3%
Alphabet, Inc., Class A(a)	10,166,067	1,330,331,528
Alphabet, Inc., Class C, NVS(a)	8,647,700	1,140,199,245

		2,470,530,773

IT Services — 0.7%
Accenture PLC, Class A	529,619	162,651,291
EPAM Systems, Inc.(a)	67,634	17,293,337
Gartner, Inc.(a)	134,934	46,364,672
VeriSign, Inc.(a)	75,437	15,278,256

		241,587,556

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	304,287	34,025,372
Bio-Techne Corp.	129,005	8,781,370
Danaher Corp.	1,125,982	279,356,134
IQVIA Holdings, Inc.(a)(b)	150,093	29,530,798
Mettler-Toledo International, Inc.(a)	24,436	27,076,799
Thermo Fisher Scientific, Inc.	661,316	334,738,320
Waters Corp.(a)(b)	101,531	27,840,815

		741,349,608

Machinery — 1.3%
Caterpillar, Inc.	524,471	143,180,583
Cummins, Inc.	124,015	28,332,467
Deere & Co.	467,210	176,315,710
IDEX Corp.	73,666	15,324,001
Illinois Tool Works, Inc.	240,389	55,363,990
Snap-on, Inc.	51,812	13,215,169

		431,731,920

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,456,505	91,603,071
Nucor Corp.	426,179	66,633,087
Steel Dynamics, Inc.	267,656	28,698,076

		186,934,234

Multi-Utilities — 0.2%
Sempra	646,983	44,014,253
WEC Energy Group, Inc.	280,785	22,617,232

		66,631,485

Oil, Gas & Consumable Fuels — 7.0%
APA Corp.	527,446	21,678,031
Chevron Corp.	3,040,157	512,631,273
ConocoPhillips	2,051,873	245,814,385
Coterra Energy, Inc.	1,298,943	35,136,408
Devon Energy Corp.	1,097,056	52,329,571
Diamondback Energy, Inc.	306,058	47,402,263
EOG Resources, Inc.	997,690	126,467,184
EQT Corp.	618,337	25,092,116
Exxon Mobil Corp.	6,859,385	806,526,488

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	473,514	$72,447,642
Marathon Oil Corp.	1,041,172	27,851,351
Marathon Petroleum Corp.	328,617	49,732,897
Occidental Petroleum Corp.	1,136,911	73,762,786
ONEOK, Inc.	997,635	63,279,988
Pioneer Natural Resources Co.	399,483	91,701,323
Targa Resources Corp.	384,557	32,964,226
Williams Cos., Inc. (The)	2,084,312	70,220,471

		2,355,038,403

Personal Care Products — 0.2%
Kenvue, Inc.	2,952,775	59,291,722

Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	3,579,634	207,761,957
Eli Lilly & Co.	1,366,341	733,902,741
Johnson & Johnson	2,558,170	398,434,978
Merck & Co., Inc.	4,347,988	447,625,365
Pfizer, Inc.	9,674,230	320,894,209

		2,108,619,250

Professional Services — 0.9%
Automatic Data Processing, Inc.	705,932	169,833,120
Broadridge Financial Solutions, Inc.	97,755	17,503,033
Equifax, Inc.	102,984	18,864,609
Leidos Holdings, Inc.	154,213	14,212,270
Paychex, Inc.	313,327	36,136,003
Paycom Software, Inc.	83,686	21,697,269
Verisk Analytics, Inc.	114,183	26,974,592

		305,220,896

Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)(b)	699,363	53,774,021

Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(a)	1,494,946	153,710,348
Analog Devices, Inc.	403,809	70,702,918
Applied Materials, Inc.	1,438,888	199,214,044
Broadcom, Inc.	424,276	352,395,160
Enphase Energy, Inc.(a)(b)	234,389	28,161,838
First Solar, Inc.(a)	183,637	29,673,903
KLA Corp.	234,267	107,448,902
Lam Research Corp.	228,401	143,154,895
Microchip Technology, Inc.	455,904	35,583,307
Monolithic Power Systems, Inc.	81,687	37,739,394
NVIDIA Corp.	4,232,291	1,841,004,262
NXP Semiconductors NV	260,451	52,069,364
ON Semiconductor Corp.(a)(b)	739,415	68,728,624
QUALCOMM, Inc.	1,912,241	212,373,486
SolarEdge Technologies, Inc.(a)(b)	97,328	12,604,949
Teradyne, Inc.(b)	128,626	12,921,768
Texas Instruments, Inc.	980,143	155,852,538

		3,513,339,700

Software — 10.5%
Adobe, Inc.(a)	367,071	187,169,503
Autodesk, Inc.(a)	201,090	41,607,532
Cadence Design Systems, Inc.(a)	465,705	109,114,681
Fair Isaac Corp.(a)	42,507	36,918,605
Fortinet, Inc.(a)(b)	1,116,895	65,539,399
Gen Digital, Inc.	514,447	9,095,423
Intuit, Inc.	254,335	129,949,925
Microsoft Corp.	7,383,828	2,331,443,691
Oracle Corp.(b)	1,591,513	168,573,057
Palo Alto Networks, Inc.(a)(b)	524,075	122,864,143

Security	Shares	Value

Software (continued)
PTC, Inc.(a)(b)	204,269	$28,940,832
ServiceNow, Inc.(a)	349,551	195,385,027
Synopsys, Inc.(a)	260,721	119,663,117
Tyler Technologies, Inc.(a)	33,887	13,085,126

		3,559,350,061

Specialized REITs — 0.7%
American Tower Corp.	423,337	69,617,769
Extra Space Storage, Inc.	180,503	21,945,555
Iron Mountain, Inc.	314,226	18,680,736
Public Storage	168,109	44,300,084
SBA Communications Corp., Class A	104,264	20,870,525
VICI Properties, Inc.	989,271	28,787,786
Weyerhaeuser Co.	711,681	21,820,139

		226,022,594

Specialty Retail — 2.3%
AutoZone, Inc.(a)	31,109	79,016,549
Home Depot, Inc. (The)	913,026	275,879,936
Lowe’s Cos., Inc.	692,804	143,992,384
O’Reilly Automotive, Inc.(a)	103,499	94,066,101
TJX Cos., Inc. (The)	1,260,284	112,014,042
Tractor Supply Co.	186,063	37,780,092
Ulta Beauty, Inc.(a)	85,605	34,194,917

		776,944,021

Technology Hardware, Storage & Peripherals — 12.8%
Apple Inc.	25,181,581	4,311,338,483

Tobacco — 0.6%
Altria Group, Inc.	1,581,194	66,489,208
Philip Morris International, Inc.	1,436,351	132,977,375

		199,466,583

Trading Companies & Distributors — 0.2%
Fastenal Co.	481,104	26,287,523
WW Grainger, Inc.	76,200	52,718,208

		79,005,731

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	603,137	84,469,337

Total Long-Term Investments — 99.8% (Cost: $25,078,370,854)		33,728,591,438

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	145,103,696	145,161,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	153,222,760	153,222,760

Total Short-Term Securities — 0.9% (Cost: $298,334,664)		298,384,497

Total Investments — 100.7% (Cost: $25,376,705,518)		34,026,975,935

Liabilities in Excess of Other Assets — (0.7)%		(238,664,465)

Net Assets — 100.0%		$33,788,311,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$237,690,559	$—		$ (92,574,916	)(a)	$20,983	$25,111	$145,161,737	145,103,696	$1,195,928	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,154,407	112,068,353	(a)	—		—	—	153,222,760	153,222,760	1,284,199		—

						$20,983	$25,111	$298,384,497		$2,480,127		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	239	12/15/23	$51,690	$(2,269,654)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,269,654	$—	$—	$—	$2,269,654

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,943,310	$—	$—	$—	$6,943,310

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,810,946)	$—	$—	$—	$(4,810,946)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$58,833,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$33,728,591,438	$—	$—	$33,728,591,438
Short-Term Securities
Money Market Funds	298,384,497	—	—	298,384,497

	$34,026,975,935	$—	$—	$34,026,975,935

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,269,654)	$—	$—	$(2,269,654)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2023	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)(a)	835,220	$160,094,970
General Dynamics Corp.	156,756	34,638,373
Howmet Aerospace, Inc.	579,576	26,805,390
Huntington Ingalls Industries, Inc.	59,028	12,075,948
L3Harris Technologies, Inc.	139,298	24,254,568
Lockheed Martin Corp.	95,714	39,143,198
Northrop Grumman Corp.	58,659	25,821,105
RTX Corp.	2,144,004	154,303,968
Textron, Inc.	290,579	22,705,843
TransDigm Group, Inc.(a)	43,049	36,295,903

		536,139,266

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	79,045	6,808,146
FedEx Corp.	340,841	90,295,597
United Parcel Service, Inc., Class B	1,065,401	166,064,054

		263,167,797

Automobile Components — 0.2%
Aptiv PLC(a)	416,545	41,067,172
BorgWarner, Inc.	347,647	14,034,509

		55,101,681

Automobiles — 0.6%
Ford Motor Co.	5,790,995	71,924,158
General Motors Co.	2,026,737	66,821,519

		138,745,677

Banks — 6.6%
Bank of America Corp.	10,183,499	278,824,203
Citigroup, Inc.	2,836,599	116,669,317
Citizens Financial Group, Inc.	699,009	18,733,441
Comerica, Inc.	195,803	8,135,615
Fifth Third Bancorp	1,002,964	25,405,078
Huntington Bancshares, Inc.	2,130,849	22,160,830
JPMorgan Chase & Co.	4,280,723	620,790,449
KeyCorp.	1,369,249	14,733,119
M&T Bank Corp.	244,365	30,899,954
PNC Financial Services Group, Inc. (The)	586,638	72,021,547
Regions Financial Corp.	1,382,249	23,774,683
Truist Financial Corp.	1,962,028	56,133,621
U.S. Bancorp	2,293,442	75,821,193
Wells Fargo & Co.	5,389,463	220,213,458
Zions Bancorp N.A.	218,182	7,612,370

		1,591,928,878

Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	119,657	6,903,012
Coca-Cola Co. (The)	2,006,503	112,324,038
Constellation Brands, Inc., Class A	104,875	26,358,234
Keurig Dr Pepper, Inc.	744,475	23,503,076
Molson Coors Beverage Co., Class B	274,559	17,459,207

		186,547,567

Biotechnology — 0.1%
Biogen, Inc.(a)(b)	113,063	29,058,322

Broadline Retail — 4.0%
Amazon.com, Inc.(a)	7,222,214	918,087,844
eBay, Inc.	782,971	34,521,191
Etsy, Inc.(a)(b)	76,902	4,966,331

		957,575,366

Building Products — 0.9%
A O Smith Corp.	182,049	12,038,900

Security	Shares	Value

Building Products (continued)
Allegion PLC	129,687	$13,513,386
Carrier Global Corp.	1,233,843	68,108,134
Johnson Controls International PLC	1,002,125	53,323,071
Masco Corp.	95,272	5,092,288
Trane Technologies PLC	336,435	68,266,026

		220,341,805

Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	1,147,162	48,926,459
BlackRock, Inc.(c)	206,731	133,649,524
Cboe Global Markets, Inc.	51,050	7,974,521
Charles Schwab Corp. (The)	898,047	49,302,780
CME Group, Inc., Class A	529,913	106,099,181
FactSet Research Systems, Inc.	22,292	9,747,400
Franklin Resources, Inc.	420,887	10,345,403
Goldman Sachs Group, Inc. (The)	485,612	157,129,475
Intercontinental Exchange, Inc.	843,067	92,754,231
Invesco Ltd.	662,804	9,623,914
MarketAxess Holdings, Inc.	27,992	5,980,211
Moody’s Corp.	123,202	38,952,776
Morgan Stanley	1,879,375	153,488,556
MSCI, Inc., Class A	50,333	25,824,856
Nasdaq, Inc.	177,899	8,644,112
Northern Trust Corp.	305,773	21,245,108
S&P Global, Inc.	479,321	175,148,687
State Street Corp.	468,647	31,380,603
T Rowe Price Group, Inc.	331,272	34,740,495

		1,120,958,292

Chemicals — 2.2%
Celanese Corp., Class A	147,645	18,532,400
Corteva, Inc.	322,263	16,486,975
Dow, Inc.	1,035,644	53,397,805
DuPont de Nemours, Inc.	676,206	50,438,206
Eastman Chemical Co.	174,215	13,365,775
Ecolab, Inc.	373,676	63,300,714
International Flavors & Fragrances, Inc.	375,201	25,577,452
Linde PLC	280,314	104,374,918
LyondellBasell Industries NV, Class A	379,059	35,896,887
PPG Industries, Inc.	346,916	45,029,697
Sherwin-Williams Co. (The)	348,483	88,880,589

		515,281,418

Commercial Services & Supplies — 0.3%
Cintas Corp.	52,353	25,182,317
Republic Services, Inc.	136,118	19,398,176
Waste Management, Inc.	222,394	33,901,741

		78,482,234

Communications Equipment — 1.6%
Cisco Systems, Inc.	6,002,645	322,702,195
F5, Inc.(a)	87,775	14,144,063
Juniper Networks, Inc.	470,982	13,088,590
Motorola Solutions, Inc.	110,516	30,086,876

		380,021,724

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	91,039	37,369,689
Vulcan Materials Co.	80,645	16,291,903

		53,661,592

Consumer Finance — 0.6%
American Express Co.	437,074	65,207,070
Capital One Financial Corp.	561,871	54,529,581

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	155,087	$13,435,187
Synchrony Financial	612,550	18,725,653

		151,897,491

Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	221,941	125,387,787
Kroger Co. (The)	972,674	43,527,162
Sysco Corp.	744,040	49,143,842
Target Corp.	679,887	75,175,106
Walgreens Boots Alliance, Inc.	1,057,922	23,528,185
Walmart, Inc.	2,102,299	336,220,679

		652,982,761

Containers & Packaging — 0.5%
Amcor PLC	2,165,250	19,833,690
Avery Dennison Corp.	118,053	21,564,741
Ball Corp.	465,021	23,148,745
International Paper Co.	511,948	18,158,796
Packaging Corp. of America	132,674	20,372,093
Sealed Air Corp.	214,399	7,045,151
Westrock Co.	376,301	13,471,576

		123,594,792

Distributors — 0.2%
Genuine Parts Co.	57,668	8,326,106
LKQ Corp.	391,944	19,405,147
Pool Corp.	21,547	7,672,887

		35,404,140

Diversified Telecommunication Services — 1.5%
AT&T Inc.	10,530,625	158,169,987
Verizon Communications, Inc.	6,192,638	200,703,398

		358,873,385

Electric Utilities — 3.3%
Alliant Energy Corp.	373,235	18,083,236
American Electric Power Co., Inc.	758,865	57,081,825
Constellation Energy Corp.	473,712	51,672,505
Duke Energy Corp.	1,135,269	100,198,842
Edison International	564,593	35,733,091
Entergy Corp.	311,479	28,811,808
Evergy, Inc.	337,393	17,105,825
Eversource Energy	514,211	29,901,370
Exelon Corp.	1,465,978	55,399,309
FirstEnergy Corp.	758,186	25,914,797
NextEra Energy, Inc.	2,980,973	170,779,943
NRG Energy, Inc.	178,091	6,860,065
Pinnacle West Capital Corp.	167,377	12,332,337
PPL Corp.	1,087,266	25,615,987
Southern Co. (The)	1,606,398	103,966,079
Xcel Energy, Inc.	811,650	46,442,613

		785,899,632

Electrical Equipment — 1.2%
AMETEK, Inc.(b)	170,142	25,140,182
Eaton Corp. PLC	587,735	125,352,121
Emerson Electric Co.	841,831	81,295,620
Generac Holdings, Inc.(a)	92,316	10,058,751
Rockwell Automation, Inc.	169,191	48,366,631

		290,213,305

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	73,005	14,729,489
Corning, Inc.	1,134,515	34,568,672
Keysight Technologies, Inc.(a)	120,957	16,003,821
TE Connectivity Ltd.	462,439	57,125,090

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(a)(b)	69,342	$28,331,754
Trimble, Inc.(a)	366,840	19,758,002
Zebra Technologies Corp., Class A(a)(b)	75,223	17,792,496

		188,309,324

Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	1,487,241	52,529,352
Halliburton Co.	1,323,577	53,604,869
Schlumberger NV	983,915	57,362,244

		163,496,465

Entertainment — 2.5%
Activision Blizzard, Inc.	432,060	40,453,778
Electronic Arts, Inc.	116,759	14,057,784
Live Nation Entertainment, Inc.(a)(b)	209,839	17,425,031
Netflix, Inc.(a)	652,765	246,484,064
Take-Two Interactive Software, Inc.(a)	232,313	32,614,422
Walt Disney Co. (The)(a)	2,695,302	218,454,227
Warner Bros Discovery, Inc., Class A(a)(b)	3,267,189	35,481,672

		604,970,978

Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B(a)	2,686,321	941,018,247
Fidelity National Information Services, Inc.	872,204	48,206,715
Fiserv, Inc.(a)	277,974	31,399,943
FleetCor Technologies, Inc.(a)	51,518	13,154,606
Global Payments, Inc.	382,977	44,191,716
PayPal Holdings, Inc.(a)	1,617,431	94,555,016

		1,172,526,243

Food Products — 1.1%
Archer-Daniels-Midland Co.	402,059	30,323,290
Bunge Ltd.	130,126	14,086,139
Campbell Soup Co.	120,202	4,937,898
Conagra Brands, Inc.	703,770	19,297,373
General Mills, Inc.	276,534	17,695,411
Hormel Foods Corp.	118,180	4,494,385
J M Smucker Co. (The)	151,123	18,574,528
Kellanova	175,566	10,447,933
Kraft Heinz Co. (The)	1,176,048	39,562,255
McCormick & Co., Inc., NVS	181,687	13,742,805
Mondelez International, Inc., Class A	921,805	63,973,267
Tyson Foods, Inc., Class A	419,638	21,187,522

		258,322,806

Gas Utilities — 0.0%
Atmos Energy Corp.	84,159	8,914,963

Ground Transportation — 0.9%
CSX Corp.	1,536,790	47,256,292
Norfolk Southern Corp.	334,398	65,852,998
Union Pacific Corp.	448,871	91,403,602

		204,512,892

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	1,226,985	118,833,497
Align Technology, Inc.(a)	104,845	32,011,275
Baxter International, Inc.	747,953	28,227,746
Becton Dickinson & Co.	427,337	110,479,435
Boston Scientific Corp.(a)(b)	1,013,710	53,523,888
Cooper Cos., Inc. (The)	73,142	23,259,887
DENTSPLY SIRONA, Inc.	311,216	10,631,139
Edwards Lifesciences Corp.(a)(b)	895,473	62,038,369
GE HealthCare Technologies, Inc.(b)	576,188	39,203,832
IDEXX Laboratories, Inc.(a)	62,477	27,319,318
Intuitive Surgical, Inc.(a)	263,952	77,150,530

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	1,960,820	$153,649,855
ResMed, Inc.	100,040	14,792,915
STERIS PLC	145,315	31,885,017
Stryker Corp.	497,885	136,057,034
Teleflex, Inc.	69,216	13,594,715
Zimmer Biomet Holdings, Inc.	307,205	34,474,545

		967,132,997

Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	375,031	32,560,191
Cencora, Inc.	245,566	44,194,513
Centene Corp.(a)(b)	797,610	54,939,377
Cigna Group (The)	222,352	63,608,237
CVS Health Corp.	1,891,946	132,095,670
DaVita, Inc.(a)(b)	79,135	7,480,632
HCA Healthcare, Inc.	136,235	33,511,085
Henry Schein, Inc.(a)(b)	193,241	14,348,144
Humana, Inc.	65,614	31,922,523
Laboratory Corp. of America Holdings	130,510	26,239,036
McKesson Corp.	107,305	46,661,579
Quest Diagnostics, Inc.	56,492	6,884,115
Universal Health Services, Inc., Class B	91,970	11,563,388

		506,008,490

Health Care REITs — 0.4%
Healthpeak Properties, Inc.	807,042	14,817,291
Ventas, Inc.	591,159	24,905,529
Welltower, Inc.	764,099	62,594,990

		102,317,810

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,053,127	16,923,751

Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A(a)(b)	376,821	51,703,609
Booking Holdings, Inc.(a)	52,575	162,138,671
Caesars Entertainment, Inc.(a)	316,003	14,646,739
Carnival Corp.(a)(b)	1,489,358	20,433,992
Darden Restaurants, Inc.	178,566	25,574,222
Domino’s Pizza, Inc.	27,927	10,578,468
Expedia Group, Inc.(a)(b)	202,026	20,822,820
Hilton Worldwide Holdings, Inc.	199,910	30,022,484
Las Vegas Sands Corp.	482,053	22,097,310
Marriott International, Inc., Class A	180,652	35,508,957
McDonald’s Corp.	407,924	107,463,499
MGM Resorts International	415,461	15,272,346
Norwegian Cruise Line Holdings Ltd.(a)	620,974	10,233,652
Royal Caribbean Cruises Ltd.(a)	346,619	31,937,475
Starbucks Corp.	826,727	75,455,373
Wynn Resorts Ltd.	143,334	13,245,495
Yum! Brands, Inc.	149,281	18,651,168

		665,786,280

Household Durables — 0.7%
DR Horton, Inc.	225,311	24,214,173
Garmin Ltd.	225,697	23,743,324
Lennar Corp., Class A	371,976	41,746,867
Mohawk Industries, Inc.(a)	77,816	6,677,391
NVR, Inc.(a)(b)	4,796	28,599,987
PulteGroup, Inc.	322,080	23,850,024
Whirlpool Corp.	80,907	10,817,266

		159,649,032

Household Products — 1.4%
Church & Dwight Co., Inc.	362,415	33,208,086
Clorox Co. (The)	100,212	13,133,785

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	547,656	$38,943,818
Kimberly-Clark Corp.	258,728	31,267,279
Procter & Gamble Co. (The)	1,562,562	227,915,293

		344,468,261

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	408,722	6,212,574

Industrial Conglomerates — 1.8%
3M Co.	813,096	76,122,047
General Electric Co.	1,603,203	177,234,092
Honeywell International, Inc.	978,028	180,680,893

		434,037,032

Industrial REITs — 0.6%
Prologis, Inc.	1,360,868	152,702,998

Insurance — 2.6%
Aflac, Inc.	796,310	61,116,792
Allstate Corp. (The)	385,304	42,926,719
American International Group, Inc.	1,048,644	63,547,826
Aon PLC, Class A	101,426	32,884,338
Arthur J. Gallagher & Co.	114,637	26,129,211
Assurant, Inc.	78,764	11,308,935
Brown & Brown, Inc.	140,951	9,844,018
Chubb Ltd.	260,159	54,159,901
Cincinnati Financial Corp.	231,052	23,634,309
Everest Group Ltd.	26,542	9,864,865
Globe Life, Inc.	37,682	4,097,164
Hartford Financial Services Group, Inc. (The)	449,877	31,900,778
Loews Corp.	273,683	17,326,871
Marsh & McLennan Cos., Inc.	261,737	49,808,551
MetLife, Inc.	930,505	58,538,070
Principal Financial Group, Inc.	127,743	9,206,438
Prudential Financial, Inc.	534,707	50,738,347
Travelers Cos., Inc. (The)	155,705	25,428,184
Willis Towers Watson PLC	154,401	32,263,633

		614,724,950

Interactive Media & Services — 4.2%
Match Group, Inc.(a)(b)	411,736	16,129,758
Meta Platforms, Inc., Class A(a)	3,273,911	982,860,821

		998,990,579

IT Services — 1.8%
Accenture PLC, Class A	473,879	145,532,980
Akamai Technologies, Inc.(a)(b)	224,513	23,919,615
Cognizant Technology Solutions Corp., Class A	743,936	50,394,225
DXC Technology Co.(a)	303,664	6,325,321
EPAM Systems, Inc.(a)	27,637	7,066,504
International Business Machines Corp.	1,341,931	188,272,919
VeriSign, Inc.(a)	67,594	13,689,813

		435,201,377

Leisure Products — 0.1%
Hasbro, Inc.	193,248	12,781,423

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	173,655	19,418,102
Bio-Rad Laboratories, Inc., Class A(a)(b)	30,908	11,078,973
Bio-Techne Corp.	121,567	8,275,066
Charles River Laboratories International, Inc.(a)(b)	75,925	14,879,782
Illumina, Inc.(a)(b)	232,916	31,974,708
IQVIA Holdings, Inc.(a)(b)	139,927	27,530,637
Mettler-Toledo International, Inc.(a)(b)	11,245	12,460,247

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Revvity, Inc.	181,896	$20,135,887
West Pharmaceutical Services, Inc.	108,780	40,815,344

		186,568,746

Machinery — 2.4%
Caterpillar, Inc.	300,580	82,058,340
Cummins, Inc.	102,315	23,374,885
Dover Corp.	206,037	28,744,222
Fortive Corp.	518,313	38,438,092
IDEX Corp.	48,328	10,053,191
Illinois Tool Works, Inc.	198,616	45,743,251
Ingersoll Rand, Inc.(b)	597,428	38,068,112
Nordson Corp.	80,120	17,880,380
Otis Worldwide Corp.	606,509	48,708,738
PACCAR, Inc.	770,103	65,474,157
Parker-Hannifin Corp.	188,983	73,612,658
Pentair PLC	243,566	15,770,898
Snap-on, Inc.	33,221	8,473,348
Stanley Black & Decker, Inc.	225,913	18,881,809
Westinghouse Air Brake Technologies Corp.	263,230	27,973,452
Xylem, Inc.	354,233	32,245,830

		575,501,363

Media — 1.7%
Charter Communications, Inc., Class A(a)(b)	149,919	65,937,375
Comcast Corp., Class A	6,062,495	268,811,028
Fox Corp., Class A, NVS	375,460	11,714,352
Fox Corp., Class B	195,253	5,638,907
Interpublic Group of Cos., Inc. (The)	564,855	16,188,744
News Corp., Class A, NVS	558,037	11,194,222
News Corp., Class B	171,001	3,568,791
Omnicom Group, Inc.	289,698	21,576,707
Paramount Global, Class B, NVS	713,693	9,206,640

		413,836,766

Metals & Mining — 0.2%
Newmont Corp.	1,170,657	43,255,776

Multi-Utilities — 1.3%
Ameren Corp.	387,036	28,961,904
CenterPoint Energy, Inc.	930,888	24,994,343
CMS Energy Corp.	429,497	22,810,586
Consolidated Edison, Inc.	508,080	43,456,082
Dominion Energy, Inc.	1,232,584	55,059,527
DTE Energy Co.	303,702	30,151,535
NiSource, Inc.	609,319	15,037,993
Public Service Enterprise Group, Inc.	735,201	41,840,289
Sempra	371,766	25,291,241
WEC Energy Group, Inc.	222,846	17,950,245

		305,553,745

Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	228,502	22,873,050
Boston Properties, Inc.	211,452	12,577,165

		35,450,215

Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan, Inc.	2,855,456	47,343,460
Marathon Petroleum Corp.	306,269	46,350,750
Phillips 66	655,918	78,808,548
Valero Energy Corp.	520,173	73,713,716

		246,216,474

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	187,416	6,949,385
American Airlines Group, Inc.(a)	965,643	12,369,887

Security	Shares	Value

Passenger Airlines (continued)
Delta Air Lines, Inc.	947,319	$35,050,803
Southwest Airlines Co.	874,708	23,678,345
United Airlines Holdings, Inc.(a)(b)	484,266	20,484,452

		98,532,872

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	341,551	49,371,197

Pharmaceuticals — 1.5%
Catalent, Inc.(a)	265,192	12,074,192
Johnson & Johnson	1,347,881	209,932,465
Organon & Co.	375,444	6,517,708
Viatris, Inc.	1,764,335	17,396,343
Zoetis, Inc., Class A	678,056	117,968,183

		363,888,891

Professional Services — 0.6%
Broadridge Financial Solutions, Inc.	90,557	16,214,231
Ceridian HCM Holding, Inc.(a)(b)	229,463	15,569,065
Equifax, Inc.	91,949	16,843,218
Jacobs Solutions, Inc.	186,155	25,410,157
Leidos Holdings, Inc.	69,819	6,434,519
Paychex, Inc.	202,725	23,380,274
Robert Half, Inc.(b)	158,049	11,581,831
Verisk Analytics, Inc.	115,333	27,246,268

		142,679,563

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	455,700	33,658,002

Residential REITs — 0.7%
AvalonBay Communities, Inc.	209,193	35,926,806
Camden Property Trust	157,498	14,896,161
Equity Residential	507,126	29,773,367
Essex Property Trust, Inc.	94,298	19,999,663
Invitation Homes, Inc.	845,250	26,785,973
Mid-America Apartment Communities, Inc.	171,868	22,110,818
UDR, Inc.	448,629	16,002,596

		165,495,384

Retail REITs — 0.6%
Federal Realty Investment Trust	108,539	9,836,890
Kimco Realty Corp.	909,123	15,991,473
Realty Income Corp.	1,044,059	52,140,306
Regency Centers Corp.	240,532	14,297,222
Simon Property Group, Inc.	481,959	52,066,031

		144,331,922

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	1,094,762	112,563,429
Analog Devices, Inc.	391,458	68,540,381
Broadcom, Inc.	243,157	201,961,341
Intel Corp.	6,169,011	219,308,341
Microchip Technology, Inc.	410,288	32,022,979
Micron Technology, Inc.	1,613,403	109,759,806
NXP Semiconductors NV	155,421	31,071,766
Qorvo, Inc.(a)	144,910	13,834,558
Skyworks Solutions, Inc.	235,392	23,207,297
Teradyne, Inc.	115,548	11,607,952
Texas Instruments, Inc.	494,858	78,687,371

		902,565,221

Software — 9.5%
Adobe, Inc.(a)	355,844	181,444,856
ANSYS, Inc.(a)	127,845	38,040,280
Autodesk, Inc.(a)(b)	141,626	29,303,836
Gen Digital, Inc.	386,840	6,839,331

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit, Inc.	193,891	$99,066,667
Microsoft Corp.	4,596,563	1,451,364,767
Oracle Corp.	950,762	100,704,711
Roper Technologies, Inc.	157,188	76,123,005
Salesforce, Inc.(a)	1,434,722	290,932,927
Tyler Technologies, Inc.(a)(b)	32,777	12,656,511

		2,286,476,891

Specialized REITs — 1.5%
American Tower Corp.	322,729	53,072,784
Crown Castle, Inc.	638,818	58,790,421
Digital Realty Trust, Inc.	445,897	53,962,455
Equinix, Inc.	137,823	100,095,332
Extra Space Storage, Inc.	155,889	18,952,985
Iron Mountain, Inc.	160,439	9,538,099
Public Storage	88,224	23,248,788
SBA Communications Corp., Class A	69,948	14,001,491
VICI Properties, Inc.	643,334	18,721,019
Weyerhaeuser Co.	460,735	14,126,135

		364,509,509

Specialty Retail — 1.8%
Bath & Body Works, Inc.	338,274	11,433,661
Best Buy Co., Inc.	285,030	19,801,034
CarMax, Inc.(a)(b)	233,090	16,486,456
Home Depot, Inc. (The)	696,042	210,316,051
Lowe’s Cos., Inc.	267,580	55,613,827
Ross Stores, Inc.	501,793	56,677,519
TJX Cos., Inc. (The)	609,040	54,131,475

		424,460,023

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,899,728	32,998,276
HP, Inc.	1,277,653	32,835,682
NetApp, Inc.	309,382	23,475,906
Seagate Technology Holdings PLC	283,507	18,697,287
Western Digital Corp.(a)	469,964	21,444,457

		129,451,608

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	1,804,559	172,551,932
Ralph Lauren Corp., Class A	59,776	6,939,396
Tapestry, Inc.	341,915	9,830,056
VF Corp.	490,571	8,668,389

		197,989,773

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	1,254,738	$52,761,733
Philip Morris International, Inc.	1,051,853	97,380,551

		150,142,284

Trading Companies & Distributors — 0.3%
Fastenal Co.	429,866	23,487,878
United Rentals, Inc.	100,582	44,715,740

		68,203,618

Water Utilities — 0.2%
American Water Works Co., Inc.	286,751	35,508,376

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	243,723	34,133,406

Total Long-Term Investments — 99.8% (Cost: $23,364,412,244)		23,941,649,975

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	126,722,233	126,772,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	168,132,024	168,132,024

Total Short-Term Securities — 1.2% (Cost: $294,843,617)		294,904,946

Total Investments — 101.0% (Cost: $23,659,255,861)		24,236,554,921

Liabilities in Excess of Other Assets — (1.0)%		(238,326,196)

Net Assets — 100.0%		$23,998,228,725

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$210,104,994	$—		$(83,345,144	)(a)	$9,739	$3,333	$126,772,922	126,722,233	$694,602	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	39,913,921	128,218,103	(a)	—		—	—	168,132,024	168,132,024	1,070,765		—
BlackRock, Inc.	152,128,447	6,266,535		(20,457,742)		(1,051,273)	(3,236,443)	133,649,524	206,731	2,220,535		—

						$(1,041,534)	$(3,233,110)	$428,554,470		$3,985,902		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	228	12/15/23	$49,311	$(2,043,062)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$2,043,062	$—	$—	$—	$2,043,062

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,324,454	$—	$—	$—	$8,324,454

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(5,213,991)	$—	$—	$—	$(5,213,991)

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P 500 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts Average notional value of contracts — long	$56,858,544

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$23,941,649,975	$—	$—	$23,941,649,975
Short-Term Securities
Money Market Funds	294,904,946	—	—	294,904,946

	$24,236,554,921	$—	$—	$24,236,554,921

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,043,062)	$—	$—	$(2,043,062)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)	418,997	$24,942,891
Kaman Corp.	355,775	6,990,979
Mercury Systems, Inc.(a)	270,269	10,024,277
Moog, Inc., Class A	141,162	15,945,660
National Presto Industries, Inc.	65,759	4,764,897
Triumph Group, Inc.(a)	966,997	7,407,197

		70,075,901

Air Freight & Logistics — 0.3%
Hub Group, Inc., Class A(a)	217,797	17,105,776

Automobile Components — 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	1,480,750	10,750,245
Dana, Inc.	1,619,286	23,754,926
Gentherm, Inc.(a)(b)	162,539	8,819,366
LCI Industries	159,609	18,741,289
Patrick Industries, Inc.	263,191	19,755,116
Phinia, Inc.(b)	592,324	15,868,360
Standard Motor Products, Inc.	235,777	7,926,823

		105,616,125

Automobiles — 0.2%
Winnebago Industries, Inc.	205,322	12,206,393

Banks — 7.5%
Ameris Bancorp	320,935	12,320,695
Atlantic Union Bankshares Corp.	578,714	16,655,389
Axos Financial, Inc.(a)(b)	305,275	11,557,712
Banc of California, Inc.	667,068	8,258,302
Bank of Hawaii Corp.	245,161	12,182,050
BankUnited, Inc.	938,029	21,293,258
Berkshire Hills Bancorp, Inc.	224,289	4,496,994
Brookline Bancorp, Inc.	1,115,715	10,164,164
Capitol Federal Financial, Inc.	1,602,128	7,642,151
Cathay General Bancorp	318,911	11,085,346
Central Pacific Financial Corp.	306,136	5,106,348
Community Bank System, Inc.	292,809	12,359,468
Customers Bancorp, Inc.(a)	173,020	5,960,539
Eagle Bancorp, Inc.	378,652	8,122,085
FB Financial Corp.	215,253	6,104,575
First Bancorp/Southern Pines NC	210,291	5,917,589
First Commonwealth Financial Corp.	588,506	7,185,658
First Financial Bancorp	538,740	10,559,304
First Hawaiian, Inc.	771,455	13,924,763
Fulton Financial Corp.	922,812	11,175,253
Hilltop Holdings, Inc.	582,460	16,518,566
Hope Bancorp, Inc.	1,525,028	13,496,498
Independent Bank Corp.	266,940	13,104,085
Independent Bank Group, Inc.	452,770	17,907,054
National Bank Holdings Corp., Class A	157,255	4,679,909
Northfield Bancorp, Inc.	209,340	1,978,263
Northwest Bancshares, Inc.	772,438	7,902,041
Pacific Premier Bancorp, Inc.	1,208,869	26,304,989
PacWest Bancorp(b)	1,491,539	11,798,074
Pathward Financial, Inc.	89,914	4,144,136
Provident Financial Services, Inc.	956,232	14,620,787
Renasant Corp.	707,628	18,532,777
S&T Bancorp, Inc.	151,737	4,109,038
Seacoast Banking Corp. of Florida	492,665	10,818,923
Simmons First National Corp., Class A	1,591,581	26,993,214
Southside Bancshares, Inc.	155,730	4,469,451
Tompkins Financial Corp.	52,061	2,550,468
Triumph Financial, Inc.(a)(b)	103,770	6,723,258

Security	Shares	Value

Banks (continued)
TrustCo Bank Corp.	84,007	$2,292,551
Trustmark Corp.	241,570	5,249,316
United Community Banks, Inc.	528,105	13,419,148
Veritex Holdings, Inc.	354,773	6,368,175
Washington Federal, Inc.	386,494	9,901,976
WSFS Financial Corp.	769,647	28,092,116

		474,046,456

Beverages — 0.1%
National Beverage Corp.(a)	94,998	4,466,806

Biotechnology — 0.5%
Avid Bioservices, Inc.(a)(b)	247,352	2,335,003
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	639,730	6,160,600
Myriad Genetics, Inc.(a)(b)	1,032,085	16,554,644
Vericel Corp.(a)(b)	258,741	8,672,998

		33,723,245

Building Products — 2.3%
American Woodmark Corp.(a)(b)	206,348	15,601,972
Apogee Enterprises, Inc.	119,440	5,623,235
AZZ, Inc.	314,743	14,345,986
Gibraltar Industries, Inc.(a)	383,506	25,890,490
Hayward Holdings, Inc.(a)	1,584,996	22,348,444
Insteel Industries, Inc.	133,480	4,332,761
Masterbrand, Inc.(a)	1,609,493	19,555,340
Quanex Building Products Corp.(b)	178,008	5,014,485
Resideo Technologies, Inc.(a)	1,861,222	29,407,308

		142,120,021

Capital Markets — 0.8%
Artisan Partners Asset Management, Inc., Class A .	269,482	10,084,016
B Riley Financial, Inc.	105,600	4,328,544
Brightsphere Investment Group, Inc.	197,671	3,832,841
Donnelley Financial Solutions, Inc.(a)	157,347	8,855,489
Moelis & Co., Class A	270,412	12,203,694
Virtus Investment Partners, Inc.	41,983	8,480,146
WisdomTree, Inc.	647,486	4,532,402

		52,317,132

Chemicals — 1.7%
AdvanSix, Inc.	342,166	10,634,519
HB Fuller Co.	244,422	16,769,794
Koppers Holdings, Inc.	263,996	10,441,042
Mativ Holdings, Inc.	687,561	9,804,620
Minerals Technologies, Inc.	410,230	22,464,195
Sensient Technologies Corp.	532,577	31,145,103
Stepan Co.	93,686	7,023,639

		108,282,912

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	833,796	33,360,178
Brady Corp., Class A, NVS	202,152	11,102,188
CoreCivic, Inc.(a)	1,430,354	16,091,483
Deluxe Corp.	551,773	10,422,992
Enviri Corp.(a)	1,005,342	7,258,569
GEO Group, Inc. (The)(a)	1,587,367	12,984,662
Healthcare Services Group, Inc.	932,090	9,721,699
HNI Corp.	586,768	20,319,776
Interface, Inc., Class A	732,461	7,185,442
Liquidity Services, Inc.(a)	128,240	2,259,589
Matthews International Corp., Class A	383,861	14,936,032
MillerKnoll, Inc.	954,240	23,331,168
OPENLANE, Inc.(a)(b)	1,379,722	20,585,452
Pitney Bowes, Inc.	1,941,853	5,864,396

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
UniFirst Corp.	77,926	$12,702,717
Viad Corp.(a)	263,237	6,896,809

		215,023,152

Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	279,131	2,297,248
Viasat, Inc.(a)(b)	938,140	17,318,065
Viavi Solutions, Inc.(a)	1,347,681	12,317,804

		31,933,117

Construction & Engineering — 1.0%
Arcosa, Inc.	208,901	15,019,982
Dycom Industries, Inc.(a)(b)	118,712	10,565,368
Granite Construction, Inc.	553,628	21,048,936
MYR Group, Inc.(a)	105,250	14,183,490

		60,817,776

Consumer Finance — 1.7%
Bread Financial Holdings, Inc.	497,094	17,000,615
Encore Capital Group, Inc.(a)(b)	296,611	14,166,142
Enova International, Inc.(a)	388,082	19,741,731
EZCORP, Inc., Class A, NVS(a)(b)	654,921	5,403,098
Navient Corp.	1,103,645	19,004,767
PRA Group, Inc.(a)	495,820	9,524,702
PROG Holdings, Inc.(a)	576,192	19,135,336
World Acceptance Corp.(a)(b)	42,881	5,448,460

		109,424,851

Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	221,884	11,429,245
Chefs’ Warehouse, Inc. (The)(a)(b)	170,636	3,614,071
PriceSmart, Inc.	324,849	24,178,511
SpartanNash Co.	436,265	9,597,830
United Natural Foods, Inc.(a)	740,138	10,465,551

		59,285,208

Containers & Packaging — 0.3%
O-I Glass, Inc.(a)(b)	1,055,479	17,658,164

Diversified Consumer Services — 0.5%
Frontdoor, Inc.(a)	485,373	14,847,560
Mister Car Wash, Inc.(a)(b)	564,839	3,112,263
Perdoceo Education Corp.	305,257	5,219,894
Strategic Education, Inc.	119,575	8,998,019

		32,177,736

Diversified REITs — 1.5%
Alexander & Baldwin, Inc.	914,435	15,298,498
American Assets Trust, Inc.	611,282	11,889,435
Armada Hoffler Properties, Inc.	302,496	3,097,559
Essential Properties Realty Trust, Inc.	1,966,553	42,536,541
Global Net Lease, Inc.	2,449,717	23,541,780

		96,363,813

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	224,467	13,894,507
Consolidated Communications Holdings, Inc.(a)(b)	949,299	3,246,603
Lumen Technologies, Inc.(a)	12,706,048	18,042,588

		35,183,698

Electric Utilities — 0.2%
Otter Tail Corp.	204,895	15,555,628

Electrical Equipment — 0.2%
Powell Industries, Inc.	115,364	9,563,676
SunPower Corp.(a)(b)	480,442	2,964,327

		12,528,003

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.7%
Arlo Technologies, Inc.(a)(b)	592,225	$6,099,917
Benchmark Electronics, Inc.	451,254	10,947,422
ePlus, Inc.(a)	176,221	11,193,558
Insight Enterprises, Inc.(a)(b)	381,150	55,457,325
Itron, Inc.(a)	573,041	34,714,824
Knowles Corp.(a)(b)	1,148,824	17,014,083
Methode Electronics, Inc.	217,062	4,959,867
OSI Systems, Inc.(a)	95,396	11,260,544
PC Connection, Inc.	142,449	7,603,928
Rogers Corp.(a)	211,196	27,765,938
Sanmina Corp.(a)	389,539	21,144,177
ScanSource, Inc.(a)	314,664	9,537,466
TTM Technologies, Inc.(a)	1,309,152	16,861,878

		234,560,927

Energy Equipment & Services — 2.6%
Archrock, Inc.	1,736,013	21,873,764
Bristow Group, Inc.(a)	302,412	8,518,946
Core Laboratories, Inc.(b)	305,978	7,346,532
Dril-Quip, Inc.(a)(b)	202,188	5,695,636
Helix Energy Solutions Group, Inc.(a)	1,787,051	19,961,360
Helmerich & Payne, Inc.	526,392	22,192,687
Liberty Energy, Inc., Class A	1,368,192	25,338,916
Nabors Industries Ltd.(a)	36,040	4,437,965
Oceaneering International, Inc.(a)	356,358	9,165,528
Oil States International, Inc.(a)	805,222	6,739,708
Patterson-UTI Energy, Inc.	1,292,914	17,893,930
ProPetro Holding Corp.(a)(b)	1,092,730	11,615,720
U.S. Silica Holdings, Inc.(a)	407,591	5,722,577

		166,503,269

Entertainment — 0.6%
Cinemark Holdings, Inc.(a)(b)	1,364,586	25,040,153
Madison Square Garden Sports Corp., Class A	50,369	8,880,055
Marcus Corp. (The)(b)	309,046	4,790,213

		38,710,421

Financial Services — 1.7%
EVERTEC, Inc.	286,148	10,638,983
Jackson Financial, Inc., Class A	120,636	4,610,708
NMI Holdings, Inc., Class A(a)	509,391	13,799,402
Payoneer Global, Inc.(a)	1,649,018	10,091,990
Radian Group, Inc.	1,346,598	33,813,076
Walker & Dunlop, Inc.	420,326	31,205,002

		104,159,161

Food Products — 0.9%
B&G Foods, Inc.	913,678	9,036,275
Calavo Growers, Inc.	223,842	5,647,534
Fresh Del Monte Produce, Inc.	423,730	10,949,183
Hain Celestial Group, Inc. (The)(a)(b)	1,125,285	11,669,206
John B Sanfilippo & Son, Inc.	44,445	4,391,166
TreeHouse Foods, Inc.(a)(b)	342,562	14,928,852

		56,622,216

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	74,123	7,245,523
Northwest Natural Holding Co.	163,561	6,241,488

		13,487,011

Ground Transportation — 1.0%
ArcBest Corp.	302,844	30,784,093
Heartland Express, Inc.(b)	204,057	2,997,597
RXO, Inc.(a)(b)	1,474,603	29,093,917

		62,875,607

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 2.5%
Artivion, Inc.(a)	491,750	$7,454,930
Avanos Medical, Inc.(a)(b)	589,918	11,928,142
CONMED Corp.(b)	197,620	19,929,977
Embecta Corp.	382,222	5,752,441
Glaukos Corp.(a)	202,310	15,223,828
Integer Holdings Corp.(a)	419,860	32,929,620
LeMaitre Vascular, Inc.	78,136	4,256,849
Omnicell, Inc.(a)(b)	569,915	25,668,972
OraSure Technologies, Inc.(a)(b)	923,182	5,474,469
Orthofix Medical, Inc.(a)	462,291	5,945,062
STAAR Surgical Co.(a)	195,816	7,867,887
Tandem Diabetes Care, Inc.(a)(b)	328,065	6,813,910
Varex Imaging Corp.(a)(b)	507,255	9,531,321

		158,777,408

Health Care Providers & Services — 2.9%
Agiliti, Inc.(a)(b)	244,087	1,584,125
Apollo Medical Holdings, Inc.(a)(b)	530,131	16,354,541
Community Health Systems, Inc.(a)(b)	1,595,690	4,627,501
CorVel Corp.(a)(b)	40,053	7,876,422
Enhabit, Inc.(a)(b)	632,036	7,110,405
Fulgent Genetics, Inc.(a)	142,368	3,806,920
ModivCare, Inc.(a)(b)	154,932	4,881,907
NeoGenomics, Inc.(a)(b)	1,608,169	19,780,479
Owens & Minor, Inc.(a)	964,234	15,582,021
Pediatrix Medical Group, Inc.(a)(b)	1,041,226	13,233,983
Premier, Inc., Class A	1,110,757	23,881,276
RadNet, Inc.(a)(b)	760,331	21,433,731
Select Medical Holdings Corp.	1,314,203	33,209,910
U.S. Physical Therapy, Inc.	73,691	6,759,675

		180,122,896

Health Care REITs — 0.3%
CareTrust REIT, Inc.	474,702	9,731,391
Community Healthcare Trust, Inc.	125,675	3,732,547
LTC Properties, Inc.	182,321	5,857,974
Universal Health Realty Income Trust	56,612	2,288,823

		21,610,735

Health Care Technology — 0.4%
Certara, Inc.(a)(b)	567,448	8,250,694
HealthStream, Inc.	111,011	2,395,617
Schrodinger, Inc.(a)(b)	384,259	10,863,002
Simulations Plus, Inc.	66,920	2,790,564

		24,299,877

Hotel & Resort REITs — 2.2%
Apple Hospitality REIT, Inc.	1,743,438	26,744,339
Chatham Lodging Trust	614,961	5,885,177
DiamondRock Hospitality Co.	2,642,428	21,218,697
Pebblebrook Hotel Trust(b)	1,518,974	20,642,857
Service Properties Trust	2,084,982	16,033,511
Summit Hotel Properties, Inc.	1,356,929	7,870,188
Sunstone Hotel Investors, Inc.	2,611,646	24,418,890
Xenia Hotels & Resorts, Inc.	1,351,600	15,921,848

		138,735,507

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)(b)	297,191	6,972,101
Bloomin’ Brands, Inc.	460,167	11,315,507
Brinker International, Inc.(a)(b)	558,292	17,636,444
Cheesecake Factory, Inc. (The)	594,645	18,017,744
Chuy’s Holdings, Inc.(a)(b)	105,548	3,755,398
Cracker Barrel Old Country Store, Inc.	279,234	18,764,525
Dave & Buster’s Entertainment, Inc.(a)(b)	190,435	7,059,425

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc.	79,128	$3,912,880
Golden Entertainment, Inc.(b)	107,396	3,670,795
Papa John’s International, Inc.	226,874	15,477,344
Sabre Corp.(a)	2,593,161	11,643,293
Shake Shack, Inc., Class A(a)	222,104	12,897,579
Six Flags Entertainment Corp.(a)	513,791	12,079,226

		143,202,261

Household Durables — 4.9%
Century Communities, Inc.	359,226	23,989,112
Installed Building Products, Inc.	101,065	12,622,008
iRobot Corp.(a)	347,498	13,170,174
La-Z-Boy, Inc.	545,540	16,846,275
LGI Homes, Inc.(a)(b)	258,221	25,690,407
M/I Homes, Inc.(a)	350,417	29,449,045
MDC Holdings, Inc.	751,745	30,994,446
Meritage Homes Corp.	463,437	56,720,055
Newell Brands, Inc.	4,803,457	43,375,217
Sonos, Inc.(a)(b)	1,616,741	20,872,126
Tri Pointe Homes, Inc.(a)	1,247,857	34,128,889

		307,857,754

Household Products — 0.8%
Central Garden & Pet Co.(a)(b)	62,505	2,758,970
Central Garden & Pet Co., Class A, NVS(a)	269,208	10,792,549
Energizer Holdings, Inc.	838,019	26,850,129
WD-40 Co.(b)	59,742	12,141,964

		52,543,612

Industrial REITs — 0.5%
LXP Industrial Trust	3,688,410	32,826,849

Insurance — 3.7%
Ambac Financial Group, Inc.(a)	571,276	6,889,588
American Equity Investment Life Holding Co.(a)	374,261	20,075,360
AMERISAFE, Inc.	108,566	5,435,900
Assured Guaranty Ltd.	343,689	20,800,058
Employers Holdings, Inc.	161,703	6,460,035
Genworth Financial, Inc., Class A(a)	5,837,388	34,207,094
Goosehead Insurance, Inc., Class A(a)(b)	129,097	9,621,599
HCI Group, Inc.	75,345	4,090,480
Horace Mann Educators Corp.	516,578	15,177,062
James River Group Holdings Ltd.	476,471	7,313,830
Lincoln National Corp.	1,789,713	44,188,014
Mercury General Corp.	335,902	9,415,333
ProAssurance Corp.	655,894	12,389,838
Safety Insurance Group, Inc.	80,534	5,491,613
SiriusPoint Ltd.(a)	1,113,182	11,321,061
Stewart Information Services Corp.	344,707	15,098,166
United Fire Group, Inc.	266,545	5,264,264

		233,239,295

Interactive Media & Services — 0.9%
Cargurus, Inc., Class A(a)	548,396	9,607,898
QuinStreet, Inc.(a)(b)	313,902	2,815,701
Shutterstock, Inc.	158,236	6,020,880
TripAdvisor, Inc.(a)	1,357,117	22,501,000
Yelp, Inc.(a)	363,621	15,122,997

		56,068,476

IT Services — 0.2%
Perficient, Inc.(a)	189,384	10,957,758

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	86,713	$4,519,482
Vista Outdoor, Inc.(a)(b)	401,694	13,304,105

		17,823,587

Life Sciences Tools & Services — 0.6%
Cytek Biosciences, Inc.(a)(b)	698,890	3,857,873
Fortrea Holdings, Inc.(a)(b)	1,116,837	31,930,370
Mesa Laboratories, Inc.	24,723	2,597,645

		38,385,888

Machinery — 3.6%
3D Systems Corp.(a)(b)	1,682,529	8,261,217
Alamo Group, Inc.	35,113	6,069,633
Astec Industries, Inc.	286,301	13,487,640
Barnes Group, Inc.	638,173	21,678,737
CIRCOR International, Inc.(a)	257,611	14,361,813
Enerpac Tool Group Corp., Class A	240,243	6,349,623
ESCO Technologies, Inc.(b)	103,790	10,839,828
Greenbrier Cos., Inc. (The)	389,168	15,566,720
John Bean Technologies Corp.(b)	401,330	42,195,836
Kennametal, Inc.	1,004,788	24,999,125
Proto Labs, Inc.(a)	329,510	8,699,064
SPX Technologies, Inc.(a)	218,378	17,775,969
Standex International Corp.	47,797	6,963,545
Tennant Co.	234,246	17,369,341
Trinity Industries, Inc.	421,993	10,275,530
Wabash National Corp.	248,133	5,240,569

		230,134,190

Media — 1.1%
AMC Networks, Inc., Class A(a)	384,093	4,524,615
DISH Network Corp., Class A(a)(b)	3,128,103	18,330,684
EW Scripps Co. (The), Class A, NVS(a)(b)	747,446	4,096,004
John Wiley & Sons, Inc., Class A	536,417	19,938,620
Scholastic Corp., NVS	351,930	13,422,610
Thryv Holdings, Inc.(a)(b)	383,853	7,204,921

		67,517,454

Metals & Mining — 2.1%
ATI, Inc.(a)(b)	615,928	25,345,437
Carpenter Technology Corp.	611,991	41,131,915
Century Aluminum Co.(a)(b)	658,076	4,731,567
Compass Minerals International, Inc.	424,437	11,863,014
Haynes International, Inc.	53,444	2,486,215
Materion Corp.	112,260	11,440,417
Olympic Steel, Inc.	123,419	6,937,382
SunCoke Energy, Inc.	1,059,149	10,750,362
TimkenSteel Corp.(a)(b)	277,510	6,027,517
Warrior Met Coal, Inc.	288,511	14,737,142

		135,450,968

Mortgage Real Estate Investment Trusts (REITs) — 3.5%
Apollo Commercial Real Estate Finance, Inc.	1,639,170	16,604,792
Arbor Realty Trust, Inc.(b)	2,035,222	30,894,670
Blackstone Mortgage Trust, Inc., Class A	2,172,059	47,242,283
Ellington Financial, Inc.	859,513	10,718,127
Franklin BSP Realty Trust, Inc.	1,035,477	13,709,716
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	810,249	17,177,279
Invesco Mortgage Capital, Inc.	305,931	3,062,369
KKR Real Estate Finance Trust, Inc.	733,347	8,704,829
New York Mortgage Trust, Inc.	1,146,372	9,732,698
PennyMac Mortgage Investment Trust	1,092,432	13,546,157
Ready Capital Corp.	1,991,649	20,135,571

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	1,435,371	$10,234,195
Two Harbors Investment Corp.	1,211,806	16,044,312

		217,806,998

Multi-Utilities — 0.5%
Avista Corp.	964,627	31,224,976

Office REITs — 2.2%
Brandywine Realty Trust	2,175,346	9,876,071
Douglas Emmett, Inc.	2,100,468	26,801,972
Easterly Government Properties, Inc.	1,180,422	13,492,223
Highwoods Properties, Inc.	1,332,086	27,454,292
Hudson Pacific Properties, Inc.	1,594,925	10,606,251
JBG SMITH Properties	1,186,538	17,157,340
SL Green Realty Corp.	811,635	30,273,986

		135,662,135

Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp.	580,166	32,495,098
Callon Petroleum Co.(a)(b)	352,249	13,779,981
CVR Energy, Inc.	165,078	5,617,604
Green Plains, Inc.(a)(b)	750,373	22,586,227
Par Pacific Holdings, Inc.(a)	708,191	25,452,384
Talos Energy, Inc.(a)(b)	584,125	9,603,015
World Kinect Corp.	758,806	17,020,019

		126,554,328

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	210,674	7,636,932
Mercer International, Inc.	313,038	2,685,866
Sylvamo Corp.	193,158	8,487,363

		18,810,161

Passenger Airlines — 1.0%
Allegiant Travel Co.	190,538	14,644,750
Hawaiian Holdings, Inc.(a)(b)	656,755	4,157,259
JetBlue Airways Corp.(a)(b)	4,200,743	19,323,418
SkyWest, Inc.(a)	530,220	22,237,427

		60,362,854

Personal Care Products — 0.5%
Edgewell Personal Care Co.	332,577	12,292,046
Nu Skin Enterprises, Inc., Class A	628,424	13,328,873
USANA Health Sciences, Inc.(a)	141,355	8,284,817

		33,905,736

Pharmaceuticals — 0.4%
ANI Pharmaceuticals, Inc.(a)	96,758	5,617,769
Ligand Pharmaceuticals, Inc.(a)(b)	94,437	5,658,665
Phibro Animal Health Corp., Class A	258,702	3,303,625
Prestige Consumer Healthcare, Inc.(a)	186,962	10,692,357

		25,272,416

Professional Services — 0.8%
Forrester Research, Inc.(a)	144,617	4,179,431
Heidrick & Struggles International, Inc.	252,013	6,305,365
Kelly Services, Inc., Class A, NVS	404,166	7,351,780
Korn Ferry	351,196	16,660,738
Resources Connection, Inc.	402,738	6,004,824
TrueBlue, Inc.(a)	390,063	5,722,224
TTEC Holdings, Inc.	120,637	3,163,102

		49,387,464

Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)	1,388,113	8,925,566
Cushman & Wakefield PLC(a)(b)	2,118,861	16,145,721

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings, Inc.(b)	705,428	$11,456,151
Kennedy-Wilson Holdings, Inc.	954,238	14,065,468

		50,592,906

Residential REITs — 0.6%
Centerspace	188,077	11,333,520
Elme Communities	1,106,432	15,091,732
NexPoint Residential Trust, Inc.	136,600	4,395,788
Veris Residential, Inc.	444,553	7,335,125

		38,156,165

Retail REITs — 2.7%
Acadia Realty Trust	1,199,881	17,218,292
Getty Realty Corp.	208,259	5,775,022
Macerich Co. (The)	2,713,384	29,603,019
Phillips Edison & Co., Inc.	843,527	28,291,896
Retail Opportunity Investments Corp.	1,588,328	19,663,501
RPT Realty	1,009,839	10,663,900
Saul Centers, Inc.	70,714	2,494,083
SITE Centers Corp.	2,268,662	27,972,603
Tanger Factory Outlet Centers, Inc.	597,780	13,509,828
Urban Edge Properties	725,143	11,065,682
Whitestone REIT	591,929	5,700,276

		171,958,102

Semiconductors & Semiconductor Equipment — 1.7%
CEVA, Inc.(a)	117,243	2,273,342
Cohu, Inc.(a)	204,022	7,026,517
FormFactor, Inc.(a)(b)	978,884	34,202,207
Ichor Holdings Ltd.(a)(b)	368,017	11,393,806
Semtech Corp.(a)(b)	806,215	20,760,036
SiTime Corp.(a)(b)	99,515	11,369,589
SMART Global Holdings, Inc.(a)(b)	630,234	15,346,198
Ultra Clean Holdings, Inc.(a)(b)	253,546	7,522,710

		109,894,405

Software — 0.9%
Adeia, Inc.	1,348,139	14,398,125
Cerence, Inc.(a)(b)	507,166	10,330,971
Consensus Cloud Solutions, Inc.(a)	72,967	1,837,309
Digital Turbine, Inc.(a)(b)	414,259	2,506,267
Ebix, Inc.	310,509	3,067,829
LiveRamp Holdings, Inc.(a)	376,800	10,866,912
N-able, Inc.(a)(b)	282,302	3,641,696
OneSpan, Inc.(a)(b)	233,418	2,509,243
Xperi, Inc.(a)	544,239	5,366,197

		54,524,549

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	377,493	8,376,570
Outfront Media, Inc.	1,830,778	18,490,858
Safehold, Inc.(a)	562,712	10,016,273
Uniti Group, Inc.	1,656,721	7,819,723

		44,703,424

Specialty Retail — 7.7%
Abercrombie & Fitch Co., Class A(a)(b)	631,088	35,574,431
Academy Sports & Outdoors, Inc.(b)	510,785	24,144,807
Advance Auto Parts, Inc.	749,314	41,909,132
American Eagle Outfitters, Inc.	2,339,608	38,860,889
America’s Car-Mart, Inc.(a)(b)	75,256	6,847,543
Asbury Automotive Group, Inc.(a)(b)	142,646	32,818,565
Boot Barn Holdings, Inc.(a)(b)	147,188	11,950,194
Buckle, Inc. (The)	117,391	3,919,686
Caleres, Inc.	429,040	12,339,190
Chico’s FAS, Inc.(a)(b)	1,556,113	11,639,725

Security	Shares	Value

Specialty Retail (continued)
Designer Brands, Inc., Class A	621,417	$7,867,139
Foot Locker, Inc.	1,030,035	17,871,107
Group 1 Automotive, Inc.	177,118	47,593,378
Guess?, Inc.	344,150	7,447,406
Haverty Furniture Cos., Inc.	83,719	2,409,433
Hibbett, Inc.	76,206	3,620,547
Leslie’s, Inc.(a)(b)	819,174	4,636,525
MarineMax, Inc.(a)(b)	251,621	8,258,201
Monro, Inc.	395,188	10,974,371
National Vision Holdings, Inc.(a)	413,584	6,691,789
ODP Corp. (The)(a)(b)	426,864	19,699,774
Sally Beauty Holdings, Inc.(a)(b)	1,355,774	11,361,386
Shoe Carnival, Inc.	226,645	5,446,279
Signet Jewelers Ltd.(b)	572,398	41,103,900
Sleep Number Corp.(a)(b)	265,866	6,537,645
Sonic Automotive, Inc., Class A	200,025	9,553,194
Upbound Group, Inc.	578,605	17,039,917
Urban Outfitters, Inc.(a)(b)	712,781	23,300,811
Victoria’s Secret & Co.(a)(b)	972,214	16,216,530

		487,633,494

Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc.(a)(b)	174,520	4,689,352
Corsair Gaming, Inc.(a)(b)	241,270	3,505,653
Xerox Holdings Corp.	1,426,001	22,373,956

		30,568,961

Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.(a)(b)	510,802	12,729,186
Hanesbrands, Inc.(b)	4,409,050	17,459,838
Kontoor Brands, Inc.	629,643	27,647,624
Movado Group, Inc.	196,215	5,366,480
Oxford Industries, Inc.	55,726	5,356,941
Steven Madden Ltd.	892,412	28,351,929
Wolverine World Wide, Inc.	1,003,834	8,090,902

		105,002,900

Tobacco — 0.4%
Universal Corp.	310,030	14,636,516
Vector Group Ltd.	932,509	9,921,896

		24,558,412

Trading Companies & Distributors — 1.3%
DXP Enterprises, Inc.(a)	172,688	6,033,719
GMS, Inc.(a)	513,972	32,878,789
NOW, Inc.(a)	1,344,087	15,954,313
Veritiv Corp.	170,816	28,850,822

		83,717,643

Water Utilities — 0.5%
American States Water Co.	144,218	11,347,072
California Water Service Group	276,900	13,100,139
Middlesex Water Co.	80,341	5,322,592

		29,769,803

Wireless Telecommunication Services — 0.6%
Gogo, Inc.(a)(b)	275,015	3,280,929
Shenandoah Telecommunications Co.	633,597	13,058,434
Telephone & Data Systems, Inc.	1,234,139	22,597,085

		38,936,448

Total Long-Term Investments — 98.3% (Cost: $6,831,136,553)		6,201,389,320

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	431,104,260	$431,276,702
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	145,219,528	145,219,528

Total Short-Term Securities — 9.2%

(Cost: $576,289,121)		576,496,230

Total Investments — 107.5%

(Cost: $7,407,425,674)		6,777,885,550

Liabilities in Excess of Other Assets — (7.5)%		(471,744,531)

Net Assets — 100.0%		$6,306,141,019

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$417,296,861	$13,927,521	(a)	$—		$(24,835)	$77,155	$431,276,702	431,104,260	$1,133,117	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	198,053,688	—		(52,834,160	)(a)	—	—	145,219,528	145,219,528	3,099,790		—

						$(24,835)	$77,155	$576,496,230		$4,232,907		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	260	12/15/23	$23,382	$(476,139)

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$(26,386,538)	$(1,406,113	)(c)	$25,028,636	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/28	(25,757,636)	(494,013	)(e)	25,356,279	0.4
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	(27,086,086)	(1,067,624	)(g)	26,105,374	0.4

					$(2,967,750)		$76,490,289

(a) The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)  Amount includes $(48,211) of net dividends, payable for referenced securities purchased and financing fees.

(e) Amount includes $(92,656) of net dividends, payable for referenced securities purchased and financing fees.

(g) Amount includes $(86,912) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-75 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Atlantic Union Bankshares Corp.	1,979	$56,956	0.2%
Berkshire Hills Bancorp, Inc.	26	521	0.0
Cathay General Bancorp	129,118	4,488,142	17.9
Northwest Bancshares, Inc.	15	153	0.0
TrustCo Bank Corp.	571	15,582	0.1
United Community Banks, Inc.	1,409	35,803	0.2
Washington Federal, Inc.	1,295	33,178	0.1

		4,630,335

Capital Markets
Moelis & Co., Class A	157,569	7,111,089	28.4
WisdomTree, Inc.	8,140	56,980	0.2

		7,168,069

Commercial Services & Supplies
Pitney Bowes, Inc.	2,851	8,610	0.0

Consumer Finance
Bread Financial Holdings, Inc.	135,999	4,651,166	18.6
Green Dot Corp., Class A	24,813	345,645	1.4

		4,996,811

Financial Services
Jackson Financial, Inc., Class A	55,252	2,111,731	8.4
Payoneer Global, Inc.	207,022	1,266,975	5.1

		3,378,706

	Shares	Value	% of Basket Value

Insurance
Horace Mann Educators Corp.	1,749	$51,386	0.2%
James River Group Holdings Ltd.	149	2,287	0.0

		53,673

Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	315,707	4,792,432	19.2

Net Value of Reference Entity —

Goldman Sachs Bank USA		$25,028,636

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Ameris Bancorp	14	$538	0.0%
Central Pacific Financial Corp.	31,835	531,008	2.1
Community Bank System, Inc.	1,386	58,503	0.2
First Bancorp	2,223	62,555	0.3
First Commonwealth Financial Corp.	5,034	61,465	0.2
Fulton Financial Corp.	131,217	1,589,038	6.3
Hope Bancorp, Inc.	5,431	48,064	0.2
Provident Financial Services, Inc.	4,034	61,680	0.2
S&T Bancorp, Inc.	2,300	62,284	0.3
Southside Bancshares, Inc.	2,168	62,222	0.2
TrustCo Bank Corp.	571	15,583	0.1

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF

	Shares	Value	% of Basket Value

Banks (continued)
Trustmark Corp.	2,929	$63,647	0.3%
Veritex Holdings, Inc.	3,395	60,940	0.2

		2,677,527

Capital Markets
Artisan Partners Asset Management, Inc., Class A	3,615	135,273	0.5

Consumer Finance
Green Dot Corp., Class A	216,917	3,021,654	11.9

Financial Services
Jackson Financial, Inc., Class A	274,394	10,487,339	41.4
Radian Group, Inc.	16,314	409,644	1.6

		10,896,983

Insurance
Lincoln National Corp.	348,639	8,607,897	33.9

Office REITs
Douglas Emmett, Inc.	1,328	16,945	0.1

Net Value of Reference Entity — HSBC Bank PLC		$25,356,279

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Banc of California, Inc.	3,616	$44,766	0.2%
Veritex Holdings, Inc.	997	17,896	0.0

		62,662

	Shares	Value	% of Basket Value

Capital Markets
Artisan Partners Asset Management, Inc., Class A	158,436	$5,928,675	22.7%

Consumer Finance
Green Dot Corp., Class A	323,625	4,508,096	17.3

Financial Services
Radian Group, Inc.	621,503	15,605,941	59.8

Net Value of Reference Entity — JPMorgan Chase Bank NA		$26,105,374

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$ (2,967,750)

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$476,139	$—	$—	$—	$476,139
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	2,967,750	—	—	—	2,967,750

	$—	$—	$3,443,889	$—	$—	$—	$3,443,889

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,712,626	$—	$—	$—	$1,712,626
Swaps	—	—	(1,472,381)	—	—	—	(1,472,381)

	$—	$—	$240,245	$—	$—	$—	$240,245

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,831,487)	$—	$—	$—	$(1,831,487)
Swaps	—	—	3,508,306	—	—	—	3,508,306

	$—	$—	$1,676,819	$—	$—	$—	$1,676,819

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$23,684,210
Total return swaps
Average notional amount	$122,167,769

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$136,500
Swaps — OTC(a)	—	2,967,750

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$3,104,250

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(136,500)

Total derivative assets and liabilities subject to an MNA	$—	$2,967,750

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® S&P Small-Cap 600 Value ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$1,406,113	$—	$—	$(1,370,000)	$36,113
HSBC Bank PLC	494,013	—	—	(494,013)	—
JPMorgan Chase Bank N.A.	1,067,624	—	—	(1,067,624)	—

	$2,967,750	$—	$—	$(2,931,637)	$36,113

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,201,389,320	$—	$—	$6,201,389,320
Short-Term Securities
Money Market Funds	576,496,230	—	—	576,496,230

	$6,777,885,550	$—	$—	$6,777,885,550

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(476,139)	$(2,967,750)	$—	$(3,443,889)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2023

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$8,362,723,537	$33,728,591,438	$23,808,000,451	$6,201,389,320
Investments, at value — affiliated(c)	94,425,627	298,384,497	428,554,470	576,496,230
Cash	153	538	159,788	470,714
Cash pledged:
Collateral — OTC derivatives	—	—	—	7,150,000
Futures contracts	1,157,640	2,974,340	2,837,360	1,791,000
Receivables:
Investments sold	373,184	8,506,817	10,499,690	24,820,515
Securities lending income — affiliated	31,966	44,285	19,998	137,283
Swaps	—	—	—	993
Dividends — unaffiliated	4,043,357	18,284,429	20,008,537	11,153,774
Dividends — affiliated	94,439	281,445	221,041	452,646
Due from broker	81	—	—	417,020

Total assets	8,462,849,984	34,057,067,789	24,270,301,335	6,824,279,495

LIABILITIES
Collateral on securities loaned	15,721,307	144,944,538	126,631,440	431,203,495
Payables:
Investments purchased	373,184	8,506,817	10,499,689	41,531,505
Swaps	—	—	—	4,354,134
Capital shares redeemed	22,454	—	—	—
Income dividend distributions	30,978,822	110,002,344	131,124,937	36,978,433
Investment advisory fees	1,417,553	5,159,220	3,679,744	966,659
Variation margin on futures contracts	55,890	143,400	136,800	136,500
Unrealized depreciation on OTC swaps	—	—	—	2,967,750

Total liabilities	48,569,210	268,756,319	272,072,610	518,138,476

Commitments and contingent liabilities

NET ASSETS	$8,414,280,774	$33,788,311,470	$23,998,228,725	$6,306,141,019

NET ASSETS CONSIST OF:
Paid-in capital	$7,373,849,803	$27,535,209,957	$24,811,825,345	$8,227,993,469
Accumulated earnings (loss)	1,040,430,971	6,253,101,513	(813,596,620)	(1,921,852,450)

NET ASSETS	$8,414,280,774	$33,788,311,470	$23,998,228,725	$6,306,141,019

NET ASSET VALUE
Shares outstanding	41,950,000	493,800,000	156,100,000	70,700,000

Net asset value	$200.58	$68.43	$153.74	$89.20

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$7,077,464,442	$25,078,370,854	$23,215,045,322	$6,831,136,553
(b) Securities loaned, at value	$15,250,319	$142,477,449	$123,380,222	$418,587,514
(c) Investments, at cost — affiliated	$92,859,520	$298,334,664	$444,210,539	$576,289,121

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$62,368,662	$207,773,755	$242,203,145	$72,911,597
Dividends — affiliated	1,017,878	1,284,199	3,291,300	3,099,790
Securities lending income — affiliated — net	11,979	1,195,928	694,602	1,133,117
Foreign taxes withheld	—	(78,507)	(47,956)	—

Total investment income	63,398,519	210,175,375	246,141,091	77,144,504

EXPENSES
Investment advisory	8,209,107	29,529,187	22,431,369	6,064,963
Interest expense	2,557	14,260	—	11,649

Total expenses	8,211,664	29,543,447	22,431,369	6,076,612

Net investment income	55,186,855	180,631,928	223,709,722	71,067,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,611,967)	(30,389,301)	(100,546,151)	(405,705,881)
Investments — affiliated	(669,282)	20,983	(3,107,870)	(24,835)
Futures contracts	2,351,967	6,943,310	8,324,454	1,712,626
In-kind redemptions — unaffiliated(a)	168,584,769	821,952,972	339,707,206	32,777,227
In-kind redemptions — affiliated(a)	608,181	—	2,066,336	—
Swaps	—	—	—	(1,472,381)

	146,263,668	798,527,964	246,443,975	(372,713,244)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	401,243,026	1,246,678,644	76,415,380	40,707,530
Investments — affiliated	(908,478)	25,111	(3,233,110)	77,155
Futures contracts	(1,809,626)	(4,810,946)	(5,213,991)	(1,831,487)
Swaps	—	—	—	3,508,306

	398,524,922	1,241,892,809	67,968,279	42,461,504

Net realized and unrealized gain (loss)	544,788,590	2,040,420,773	314,412,254	(330,251,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$599,975,445	$2,221,052,701	$538,121,976	$(259,183,848)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,186,855	$113,224,910	$180,631,928	$280,085,567
Net realized gain	146,263,668	407,479,441	798,527,964	191,710,832
Net change in unrealized appreciation (depreciation)	398,524,922	(1,345,332,448)	1,241,892,809	(5,994,083,405)

Net increase (decrease) in net assets resulting from operations	599,975,445	(824,628,097)	2,221,052,701	(5,522,287,006)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(55,469,491)	(113,384,492)	(179,363,147)	(273,353,269)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	321,747,280	(291,408,168)	1,582,530,431	(798,680,236)

NET ASSETS
Total increase (decrease) in net assets	866,253,234	(1,229,420,757)	3,624,219,985	(6,594,320,511)
Beginning of period	7,548,027,540	8,777,448,297	30,164,091,485	36,758,411,996

End of period	$8,414,280,774	$7,548,027,540	$33,788,311,470	$30,164,091,485

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets   (continued)

	iShares S&P 500 Value ETF		iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$223,709,722	$503,287,391	$71,067,892	$126,569,524
Net realized gain (loss)	246,443,975	2,360,039,333	(372,713,244)	41,006,441
Net change in unrealized appreciation (depreciation)	67,968,279	(3,132,333,186)	42,461,504	(885,835,581)

Net increase (decrease) in net assets resulting from operations	538,121,976	(269,006,462)	(259,183,848)	(718,259,616)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(216,687,425)	(505,414,298)	(65,368,033)	(106,591,690)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(799,481,074)	(635,658,997)	(352,655,152)	(741,070,327)

NET ASSETS
Total decrease in net assets	(478,046,523)	(1,410,079,757)	(677,207,033)	(1,565,921,633)
Beginning of period	24,476,275,248	25,886,355,005	6,983,348,052	8,549,269,685

End of period	$23,998,228,725	$24,476,275,248	$6,306,141,019	$6,983,348,052

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$187.06		$208.24	$179.83	$118.50	$125.31	$115.89

Net investment income(a)	1.35		2.66	2.41	2.37	2.48	2.35
Net realized and unrealized gain(b)	13.50		(21.16)	28.36	61.39	(6.58)	9.45

Net increase from investment operations	14.85		(18.50)	30.77	63.76	(4.10)	11.80

Distributions from net investment income(c)	(1.33)		(2.68)	(2.36)	(2.43)	(2.71)	(2.38)

Net asset value, end of period	$200.58		$187.06	$208.24	$179.83	$118.50	$125.31

Total Return(d)
Based on net asset value	7.95	%(e)	(8.80)%	17.14%	54.11%	(3.42)%	10.25%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.34	%(g)	1.48%	1.19%	1.52%	1.86%	1.94%

Supplemental Data
Net assets, end of period (000)	$8,414,281		$7,548,028	$8,777,448	$6,977,233	$4,852,686	$4,824,336

Portfolio turnover rate(h)	2%		3%	2%	8%	4%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$63.92		$76.34	$65.08	$41.25	$43.10	$38.76

Net investment income(b)	0.38		0.60	0.41	0.47	0.60	0.52
Net realized and unrealized gain(c)	4.50		(12.44)	11.27	23.85	(1.68)	4.33

Net increase from investment operations	4.88		(11.84)	11.68	24.32	(1.08)	4.85

Distributions from net investment income(d)	(0.37)		(0.58)	(0.42)	(0.49)	(0.77)	(0.51)

Net asset value, end of period	$68.43		$63.92	$76.34	$65.08	$41.25	$43.10

Total Return(e)
Based on net asset value	7.63	%(f)	(15.48)%	17.94%	59.13%	(2.65)%	12.59%

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.10	%(h)	0.94%	0.55%	0.82%	1.30%	1.27%

Supplemental Data
Net assets, end of period (000)	$33,788,311		$30,164,091	$36,758,412	$31,174,756	$22,307,379	$22,550,900

Portfolio turnover rate(i)	2%		34%	14%	13%	27%	27%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$151.79		$155.61	$141.09	$96.29	$112.76	$109.32

Net investment income(a)	1.42		3.00	2.89	2.83	2.86	2.69
Net realized and unrealized gain(b)	1.91		(3.78)	14.48	44.86	(16.41)	3.53

Net increase from investment operations	3.33		(0.78)	17.37	47.69	(13.55)	6.22

Distributions from net investment income(c)	(1.38)		(3.04)	(2.85)	(2.89)	(2.92)	(2.78)

Net asset value, end of period	$153.74		$151.79	$155.61	$141.09	$96.29	$112.76

Total Return(d)
Based on net asset value	2.19	%(e)	(0.35)%	12.39%	50.10%	(12.34)%	5.79%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.80	%(g)	2.06%	1.92%	2.39%	2.40%	2.43%

Supplemental Data
Net assets, end of period (000)	$23,998,229		$24,476,275	$25,886,355	$21,424,451	$14,187,829	$15,234,432

Portfolio turnover rate(h)	2%		29%	18%	26%	32%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	(a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$93.67		$102.39	$100.53	$50.14		$73.81	$75.49

Net investment income(b)	0.98		1.62	1.07	1.12		1.10	1.20
Net realized and unrealized gain(c)		(4.53)	(8.96)	2.32	50.16		(23.45)	(1.71)

Net increase from investment operations		(3.55)	(7.34)	3.39	51.28		(22.35)	(0.51)

Distributions from net investment income(d)		(0.92)	(1.38)	(1.53)	(0.89)		(1.32)	(1.17)

Net asset value, end of period	$89.20		$93.67	$102.39	$100.53		$50.14	$73.81

Total Return(e)
Based on net asset value	(3.82	)%(f)	(7.08)%	3.38%	103.08	%(g)	(30.75)%	(0.71)%

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18%	0.21%		0.25%	0.25%

Net investment income	2.11	%(i)	1.71%	1.04%	1.56%		1.48%	1.54%

Supplemental Data
Net assets, end of period (000)	$6,306,141		$6,983,348	$8,549,270	$8,806,141		$4,120,917	$6,155,204

Portfolio turnover rate(j)		18%	54%	42%	52%		53%	38%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Small-Cap 600 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited)  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash	Non-Cash Collateral Received,		Net
iShares ETF and Counterparty	Loaned at Value	Collateral Received (a)	at Fair Value	(a)	Amount	(b)

S&P 100
Barclays Bank PLC	$510,191	$(510,191)	$—		$—
UBS AG	14,740,128	(14,740,128)	—		—

	$15,250,319	$(15,250,319)	$—		$—

S&P 500 Growth
Barclays Bank PLC	$4,191,945	$(4,191,945)	$—		$—
BNP Paribas SA	29,920,998	(29,920,998)	—		—
BofA Securities, Inc.	27,460,935	(27,460,935)	—		—
Citigroup Global Markets, Inc.	4,732,020	(4,732,020)	—		—
Goldman Sachs & Co. LLC	20,059,737	(20,059,737)	—		—
HSBC Bank PLC	1,251,424	(1,251,424)	—		—
J.P. Morgan Securities LLC	11,279,057	(11,279,057)	—		—
Jefferies LLC	738,800	(738,800)	—		—
RBC Capital Market LLC	4,939,363	(4,939,363)	—		—
Scotia Capital (USA), Inc.	230,945	(230,945)	—		—
SG Americas Securities LLC	2,128,590	(2,128,590)	—		—
Toronto-Dominion Bank	12,127,031	(12,127,031)	—		—
UBS AG	20,389,461	(20,225,190)	—		164,271
Wells Fargo Bank N.A.	3,027,143	(3,027,143)	—		—

	$142,477,449	$(142,313,178)	$—		$164,271

S&P 500 Value
Barclays Bank PLC	$52,348,492	$(52,348,492)	$—		$—
Barclays Capital, Inc.	2,948,968	(2,948,968)	—		—
BNP Paribas SA	16,044,232	(16,044,232)	—		—
BofA Securities, Inc.	596,330	(596,330)	—		—
Citadel Clearing LLC	6,625,409	(6,625,409)	—		—
Citigroup Global Markets, Inc.	156,023	(156,023)	—		—
Goldman Sachs & Co. LLC	3,884,227	(3,884,227)	—		—
HSBC Bank PLC	9,689,388	(9,689,388)	—		—
J.P. Morgan Securities LLC	18,453,073	(18,453,073)	—		—
Jefferies LLC	507,367	(507,367)	—		—
RBC Capital Market LLC	26,279	(26,279)	—		—
Scotia Capital (USA), Inc.	3,822,446	(3,822,446)	—		—
Scotia Capital, Inc.	2,003	(2,003)	—		—
SG Americas Securities LLC	4,540,382	(4,540,382)	—		—
Toronto-Dominion Bank	205,541	(205,541)	—		—
UBS AG	1,559,321	(1,548,147)	—		11,174
UBS Securities LLC	115,842	(115,842)	—		—
Virtu Americas LLC	124,704	(124,704)	—		—
Wells Fargo Bank N.A.	1,730,195	(1,730,195)	—		—

	$123,380,222	$(123,369,048)	$—		$11,174

S&P Small-Cap 600 Value
Barclays Bank PLC	$4,902,214	$(4,902,214)	$—		$—
Barclays Capital, Inc.	266,031	(266,031)	—		—
BMO Capital Markets Corp.	986	(986)	—		—
BNP Paribas SA	74,533,651	(74,533,651)	—		—
BofA Securities, Inc.	18,980,153	(18,980,153)	—		—
Citadel Clearing LLC	3,202,485	(3,202,485)	—		—
Citigroup Global Markets, Inc.	3,184,415	(3,184,415)	—		—
Credit Suisse Securities (USA) LLC	1,869	(1,869)	—		—
Goldman Sachs & Co. LLC	70,821,192	(70,821,192)	—		—
HSBC Bank PLC	690,732	(690,732)	—		—
J.P. Morgan Securities LLC	64,081,100	(64,081,100)	—		—
Jefferies LLC	2,584,838	(2,584,838)	—		—
Morgan Stanley	98,280,424	(98,280,424)	—		—
National Financial Services LLC	8,295,124	(8,295,124)	—		—
Natixis SA	3,733,421	(3,733,421)	—		—
RBC Capital Market LLC	32,700,901	(32,700,901)	—		—
Scotia Capital (USA), Inc.	139,470	(139,470)	—		—

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited)  (continued)

	Securities	Cash	Non-Cash Collateral Received,		Net
iShares ETF and Counterparty	Loaned at Value	Collateral Received (a)	at Fair Value	(a)	Amount	(b)

S&P Small-Cap 600 Value (continued)
SG Americas Securities LLC	$253,259	$(253,259)	$—		$—
State Street Bank & Trust Co.	25,574,270	(25,574,270)	—		—
Toronto-Dominion Bank	2,645,900	(2,645,900)	—		—
UBS AG	2,716,415	(2,716,415)	—		—
UBS Securities LLC	217,551	(217,434)	—		117
Virtu Americas LLC	279,450	(279,450)	—		—
Wells Fargo Bank N.A.	193,584	(193,584)	—		—
Wells Fargo Securities LLC	308,079	(308,079)	—		—

	$418,587,514	$(418,587,397)	$—		$117

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares S&P Small-Cap 600 Value to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Value	0.18

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited)  (continued)

on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

S&P 100	$4,855
S&P 500 Growth	333,480
S&P 500 Value	192,715
S&P Small-Cap 600 Value	359,409

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

S&P 100	$33,575,048	$10,463,121	$(2,800,279)
S&P 500 Growth	233,574,740	62,244,403	(4,787,647)
S&P 500 Value	85,725,230	49,671,880	(28,025,079)
S&P Small-Cap 600 Value	342,483,225	76,357,300	(14,812,026)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

S&P 100	$130,818,294	$130,452,449
S&P 500 Growth	591,789,039	585,384,954
S&P 500 Value	420,607,201	407,768,277
S&P Small-Cap 600 Value	1,316,116,358	1,223,744,827

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

S&P 100	$757,464,664	$436,899,112
S&P 500 Growth	3,397,367,110	1,817,612,484
S&P 500 Value	756,400,007	1,552,966,167
S&P Small-Cap 600 Value	62,248,127	412,456,728

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

S&P 100	$362,360,219	$—
S&P 500 Growth	3,160,067,414	—
S&P 500 Value	1,566,023,135	—
S&P Small-Cap 600 Value	854,325,126	26,519,224

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 100	$7,200,347,206	$1,707,088,159	$(451,082,669)	$1,256,005,490
S&P 500 Growth	25,415,525,105	9,673,894,480	(1,064,713,304)	8,609,181,176
S&P 500 Value	23,733,364,669	3,023,838,812	(2,522,691,622)	501,147,190
S&P Small-Cap 600 Value	7,453,557,083	539,123,867	(1,218,239,289)	(679,115,422)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited)  (continued)

increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

S&P 100

Shares sold	3,750,000	$759,990,565	6,650,000	$1,223,360,035

Shares redeemed	(2,150,000)	(438,243,285)	(8,450,000)	(1,514,768,203)

	1,600,000	$321,747,280	(1,800,000)	$(291,408,168)

S&P 500 Growth

Shares sold	48,450,000	$3,403,231,759	65,500,000	$4,123,265,045

Shares redeemed	(26,550,000)	(1,820,701,328)	(75,100,000)	(4,921,945,281)

	21,900,000	$1,582,530,431	(9,600,000)	$(798,680,236)

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

S&P 500 Value

Shares sold	4,800,000	$759,381,347	67,300,000	$9,872,676,861

Shares redeemed	(9,950,000)	(1,558,862,421)	(72,400,000)	(10,508,335,858)

	(5,150,000)	$(799,481,074)	(5,100,000)	$(635,658,997)

S&P Small-Cap 600 Value

Shares sold	650,000	$62,869,057	39,800,000	$3,828,377,839

Shares redeemed	(4,500,000)	(415,524,209)	(48,750,000)	(4,569,448,166)

	(3,850,000)	$(352,655,152)	(8,950,000)	$(741,070,327)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF, iShares S&P Small-Cap 600 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

S&P 100	$1.330995	$—	$—	$1.330995	100%	—%	—%	100%
S&P Small-Cap 600 Value(a)	0.868960	—	0.048370	0.917330	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com   |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	5.18%	21.62%
U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93
International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65
Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment portfolio similar to the index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.13)%	1.60%	1.26%	3.48%	1.60%	6.48%	40.78%
Fund Market	(0.29)	1.82	1.26	3.46	1.82	6.45	40.54
Index(a)	0.09	2.03	1.89	4.13	2.03	9.79	49.88

(a)

Index returns through January 31, 2019 reflect the performance of the S&P U.S. Preferred Stock Index, which, effective as of February 1 2019, was replaced by the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index as the Underlying Index of the Fund. Index returns from February 1, 2019 through October 31, 2019 reflect the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index. Index returns beginning on November 1, 2019 reflect the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index, which, effective as of November 1, 2019, replaced the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index as the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 998.70	$ 2.30		$ 1,000.00	$ 1,022.69	$ 2.33		0.46%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	65.9%
Utilities	10.7
Real Estate	8.2
Communication Services	4.9
Industrials	3.3
Energy	2.6
Consumer Discretionary	2.4
Consumer Staples	1.7
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Wells Fargo & Co., Series L, NVS	2.1%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.8
Bank of America Corp., Series L, NVS	1.3
Apollo Global Management, Inc	1.1
JPMorgan Chase & Co., Series EE, NVS	1.1
NextEra Energy, Inc.	1.0
Citigroup, Inc., Series K, (3-mo. CME Term SOFR + 4.392%), NVS	1.0
JPMorgan Chase & Co., Series DD, NVS	0.9
AT&T Inc., Series C, NVS	0.9
JPMorgan Chase & Co., Series MM, NVS	0.8

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 98.6%

Automobiles — 1.3%
Ford Motor Co. 6.00%	2,751,539	$61,304,289
6.50%, NVS	2,063,570	47,193,846
6.20%	2,579,592	58,530,942

		167,029,077
Banks — 26.1%
Associated Banc-Corp
(5 year CMT + 2.812%), 6.63%(a)	1,036,351	20,986,108
Series E, 5.88%, NVS(b)(c)	356,804	6,162,005
Series F, 5.63%, NVS(b)	346,760	5,790,892
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	515,337	10,605,635
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 6.32%, NVS(a)(b)	532,905	11,244,296
Series 4, (3-mo. CME Term SOFR + 1.012%), 6.42%, NVS(a)(b)	366,260	7,728,086
Series 5, (3-mo. CME Term SOFR + 0.762%), 6.14%, NVS(a)(b)	755,986	15,694,269
Series E, (3-mo. CME Term SOFR + 0.612%), 5.98%, NVS(a)(b)	549,009	11,024,101
Series GG, 6.00%(b)	2,517,149	60,587,776
Series HH, 5.88%, NVS(b)	1,576,138	36,534,879
Series K*, (3-mo. USD LIBOR + 1.327%), 6.45%(a)	1,976,978	49,681,457
Series KK, 5.38%, NVS(b)	2,573,665	55,050,694
Series L, 7.25%, NVS(b)(d)	144,486	160,698,774
Series LL, 5.00%, NVS(b)	2,418,558	49,169,284
Series NN, 4.38%, NVS(b)	1,988,531	35,018,031
Series PP, 4.13%, NVS(b)	1,718,092	28,795,222
Series QQ, 4.25%, NVS(b)	2,405,134	41,007,535
Series SS, 4.75%, NVS(b)	1,292,733	24,794,619
Bank of Hawaii Corp., Series A, 4.38%, NVS(b)	579,330	8,168,553
Bank OZK, Series A, 4.63%, NVS(b)	1,203,666	18,199,430
Cadence Bank, Series A, 5.50%, NVS(b)	552,484	9,685,045
Citigroup, Inc.
Series J, (3-mo. CME Term SOFR + 4.302%), 7.13%(a)(b)	3,267,456	83,842,921
Series K, (3-mo. CME Term SOFR + 4.392%), 6.88%, NVS(a)(b)	5,141,952	129,680,029
Citizens Financial Group, Inc.
Series D, (3-mo. CME Term SOFR + 3.904%), 6.35%, NVS(a)(b)	1,031,826	24,227,274
Series E, 5.00%, NVS(b)	1,547,760	29,577,694
ConnectOne Bancorp, Inc., Series A, (5 year CMT + 4.420%), 5.25%, NVS(a)(b)	445,248	7,578,121
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	515,917	8,590,018
Dime Community Bancshares, Inc., 5.50%, NVS(b)(c)	455,631	7,062,281
Fifth Third Bancorp
Series A, 6.00%, NVS(b)	693,912	16,119,576
Series I, (3-mo. CME Term SOFR + 3.972%), 6.63%, NVS(a)(b)	1,547,776	39,623,066
Series K, 4.95%, NVS(b)	866,603	18,068,673
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,186,616	23,637,391
Series C, 5.63%, NVS(b)	691,339	13,847,520

Security	Shares	Value

Banks (continued)
First Horizon Corp. 6.50%, NVS(b)	515,917	$10,782,665
Series D, (3-mo. USD LIBOR + 3.859%), 6.10%(a)(b)(c)	343,971	8,103,957
Series F, 4.70%(b)	524,310	7,450,445
FNB Corp., (3-mo. USD LIBOR + 4.600%), 7.25%, NVS(a)(b)	381,320	9,540,626
Fulton Financial Corp., Series A, 5.13%, NVS(b)	643,038	9,870,633
Hancock Whitney Corp., 6.25%	593,277	14,143,724
Heartland Financial U.S.A., Inc., Series E, (5 year CMT + 6.675%), 7.00%, NVS(a)(b)	395,571	9,624,242
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	601,899	12,453,290
Series H, 4.50%, NVS(b)	1,719,672	28,959,277
Series J, (5 year CMT + 2.704%), 6.88%, NVS(a)(b)	1,119,521	26,297,548
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	4,902,588	116,730,620
Series EE, 6.00%, NVS(b)(c)	5,375,705	133,263,727
Series GG, 4.75%, NVS(b)	2,565,662	52,570,414
Series JJ, 4.55%, NVS(b)	4,312,435	82,108,762
Series LL, 4.63%, NVS(b)	5,330,051	104,309,098
Series MM, 4.20%, NVS(b)	5,763,356	104,316,744
KeyCorp
(5 year CMT + 3.132%), 6.20%, NVS(a)(b)	2,063,675	40,736,945
Series E, (3-mo. CME Term SOFR + 4.154%), 6.13%, NVS(a)(b)	1,719,703	38,177,407
Series F, 5.65%, NVS(b)	1,461,786	28,037,056
Series G, 5.63%, NVS(b)	1,547,760	28,679,993
M&T Bank Corp., Series H, (3-mo. USD LIBOR + 4.020%), 5.63%, NVS(a)(b)(c)	859,881	19,579,490
Midland States Bancorp, Inc., (5 year CMT + 4.713%), 7.75%, NVS(a)(b)	395,538	9,512,689
New York Community Bancorp, Inc., Series A., (3-mo. USD LIBOR + 3.821%), 6.38%, NVS(a)(b)	1,771,288	39,836,267
New York Community Capital Trust V, 6.00%, NVS(d)	250,256	9,126,836
Old National Bancorp
Series A, 7.00%, NVS(b)	374,889	8,903,614
Series C, 7.00%, NVS(b)	422,243	10,112,720
PacWest Bancorp, Series A, (5 year CMT + 4.820%), 7.75%, NVS(a)(b)	1,765,286	36,170,710
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	773,834	17,566,032
Popular Capital Trust II, 6.13%	347,436	8,744,964
Regions Financial Corp.
Series B, (3-mo. CME Term SOFR + 3.798%), 6.38%, NVS(a)(b)(c)	1,719,704	40,258,271
Series C, (3-mo. USD LIBOR + 3.148%), 5.70%, NVS(a)(b)	1,719,704	33,706,198
Series E, 4.45%, NVS(b)	1,375,814	22,370,736
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 9.01%, NVS(a)(b)(c)	687,861	17,093,346
Series E, (5 year CMT + 4.127%), 5.88%, NVS(a)(b)	1,203,778	25,917,340
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)	1,065,901	19,164,900
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 6.20%, NVS(a)(b)	593,358	12,881,802

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Truist Financial Corp.
Series O, 5.25%, NVS(b)	1,977,704	$42,026,210
Series R, 4.75%, NVS(b)	3,181,483	59,398,288
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 6.59%, NVS(a)(b)	49,424	37,957,632
Series B*, (3-mo. CME Term SOFR + 0.862%), 6.17%, NVS(a)(b)	3,439,480	64,937,382
Series K, 5.50%, NVS(b)	1,977,704	42,678,852
Series L, 3.75%, NVS(b)	1,722,592	26,200,624
Series M, 4.00%, NVS(b)	2,579,560	41,298,756
Series O, 4.50%, NVS(b)	1,547,728	28,307,945
Valley National Bancorp
Series A, (3-mo. USD LIBOR + 3.850%), 6.25%, NVS(a)(b)(c)	440,399	8,438,045
Series B, (3-mo. USD LIBOR + 3.578%), 9.23%, NVS(a)(b)(c)	349,558	7,945,453
Washington Federal, Inc., Series A, 4.88%, NVS(b)	896,223	11,758,446
Webster Financial Corp.
Series F, 5.25%, NVS(b)	515,917	9,394,849
Series G, 6.50%(b)	464,317	9,797,089
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	2,810,053	52,070,282
Series CC, 4.38%, NVS(b)	2,517,073	43,721,558
Series DD, 4.25%, NVS(b)	3,001,068	50,087,825
Series L, 7.50%, NVS(b)(d)	240,114	267,727,110
Series R, 6.63%, NVS(a)(b)	2,017,230	51,197,297
Series Y, 5.63%, NVS(b)	1,651,207	37,779,616
Series Z, 4.75%, NVS(b)	4,853,780	90,183,232
WesBanco, Inc., Series A, (5 year CMT + 6.557%), 6.75%, NVS(a)(b)	515,934	11,969,669
Western Alliance Bancorp, Series A, (5 year CMT + 3.452%), 4.25%, NVS(a)(b)	1,075,593	17,618,213
Wintrust Financial Corp.
Series D, (3-mo. CME Term SOFR + 4.322%), 6.50%, NVS(a)(b)	431,710	9,579,645
Series E, (5 year CMT + 6.507%), 6.88%, NVS(a)(b)	988,848	22,891,831
Zions Bancorp N.A., Series G, (3-mo. USD LIBOR + 4.240%), 9.91%, NVS(a)(b)	475,994	11,909,370

		3,322,459,562
Broadline Retail — 0.6%
Dillard’s Capital Trust I, 7.50%	687,861	17,953,172
Qurate Retail, Inc., 8.00%(c)	1,092,048	31,287,175
QVC, Inc. 6.25%	1,720,590	15,106,780
6.38%	773,834	6,685,926

		71,033,053
Capital Markets — 11.5%
Affiliated Managers Group, Inc. 4.20%	687,861	10,551,788
4.75%(c)	945,862	15,568,889
5.88%	1,031,835	21,864,584
B Riley Financial, Inc. 6.50%	620,968	13,630,248
6.00%	913,967	18,690,625
5.50%	747,833	16,826,242
5.25%	1,394,645	25,410,432
5.00%	1,116,849	22,839,562
6.75%	483,236	11,960,091
6.38%	503,685	12,128,735

Security	Shares	Value

Capital Markets (continued)
Brookfield Finance I UK PLC, 4.50%(b)	791,053	$11,699,674
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,375,806	21,311,235
Carlyle Finance LLC, 4.63%, NVS	1,719,704	28,237,540
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(b)(c)	2,579,592	62,813,065
Series J, 4.45%, NVS(b)	2,063,675	38,404,992
Crescent Capital BDC, Inc., 5.00%	383,883	8,982,862
Gladstone Investment Corp. 5.00%, NVS	432,348	10,052,091
4.88%	462,786	10,445,080
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 6.38%, NVS(a)(b)	2,579,511	57,007,193
Series C, (3-mo. CME Term SOFR + 1.012%), 6.38%, NVS(a)(b)(c)	687,841	14,884,879
Series D, (3-mo. CME Term SOFR + 0.932%), 6.30%, NVS(a)(b)	4,643,189	102,289,454
Series K, (3-mo. CME Term SOFR + 3.812%), 6.38%(a)(b)	2,407,700	60,553,655
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,719,704	29,596,106
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 6.27%(a)(b)	3,714,131	80,373,795
Series E, 7.13%, NVS(a)(b)	2,908,898	74,642,323
Series F, 6.88%, NVS(a)(b)	2,865,875	71,646,875
Series I, 6.38%, NVS(a)(b)	3,377,647	83,765,646
Series K, 5.85%, NVS(a)(b)	3,375,714	78,417,836
Series L, 4.88%, NVS(b)	1,659,656	33,226,313
Series O, 4.25%, NVS(b)	4,388,823	74,829,432
Series P, 6.50%, NVS(b)	3,378,622	84,938,557
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,375,814	28,933,368
Oaktree Capital Group LLC
Series A, 6.63%, NVS(b)	619,119	13,181,043
Series B, 6.55%, NVS(b)	808,288	17,038,711
Prospect Capital Corp., Series A, 5.35%(b)	509,371	7,941,094
Saratoga Investment Corp., Series 2027, 6.00%	364,100	8,417,992
State Street Corp.
Series D, 5.90%, NVS(a)(b)(c)	2,579,592	64,644,575
Series G, 5.35%, NVS(a)(b)	1,719,703	39,897,110
Stifel Financial Corp. 5.20%	773,834	16,637,431
Series B, 6.25%, NVS(b)	550,290	13,003,353
Series C, 6.13%, NVS(b)	773,834	18,765,474
Series D, 4.50%, NVS(b)	1,031,835	16,994,322
Trinity Capital, Inc., 7.00%	627,705	15,786,781

		1,468,831,053
Chemicals — 0.1%
EIDP, Inc., Series B, 4.50%, NVS(b)	143,849	10,893,685

Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,361,182	23,235,377

Consumer Finance — 2.5%
Atlanticus Holdings Corp., 6.13%	515,917	11,546,222
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	5,159,184	96,579,925
Series J, 4.80%, NVS(b)	4,299,296	76,054,546
Series K, 4.63%, NVS(b)	433,615	7,466,850
Series L, 4.38%, NVS(b)	2,321,595	37,168,736
Series N, 4.25%, NVS(b)	1,461,803	22,979,543
Navient Corp., 6.00%(c)	1,031,829	17,272,818

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 7.37%(a)(b)	215,488	$13,302,074
Synchrony Financial, Series A, 5.63%, NVS(b)	2,579,592	41,428,248

		323,798,962
Diversified REITs — 0.5%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	588,441	12,416,105
EPR Properties
Series C, 5.75%, NVS(b)(d)	466,130	8,707,308
Series E, 9.00%, NVS(b)(d)	300,443	7,697,350
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	584,670	10,980,103
Series B, 6.88%(b)	408,417	7,130,961
Series D, 7.50%, NVS(b)	682,222	12,389,151
LXP Industrial Trust, Series C, 6.50%, NVS(b)(d)	167,661	7,556,481

		66,877,459
Diversified Telecommunication Services — 3.5%
AT&T Inc. 5.35%	4,548,683	100,025,539
5.63%	2,837,512	65,489,777
Series A, 5.00%, NVS(b)	4,127,352	83,455,057
Series C, 4.75%, NVS(b)	6,019,072	115,445,801
Qwest Corp. 6.75%	2,270,075	31,395,137
6.50%, NVS	3,362,040	45,690,124

		441,501,435
Electric Utilities — 5.8%
BIP Bermuda Holdings I Ltd., 5.13%(b)	1,031,796	16,488,100
Brookfield BRP Holdings Canada, Inc. 4.63%, NVS(b)	1,203,669	17,645,788
4.88%(b)	894,253	13,360,140
Brookfield Infrastructure Finance ULC, 5.00%	859,880	14,351,397
Duke Energy Corp. 5.63%	1,719,704	41,324,487
Series A, 5.75%, NVS(b)	3,439,480	82,237,967
Entergy Arkansas LLC, 4.88%	1,410,187	30,883,095
Entergy Louisiana LLC, 4.88%	928,635	20,727,133
Entergy Mississippi LLC, 4.90%	894,260	20,058,252
Georgia Power Co., Series 2017, 5.00%	928,635	21,720,773
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,364,662	57,768,693
NextEra Energy, Inc., 6.93%(d)	3,439,480	130,115,528
Pacific Gas & Electric Co., Series A, 6.00%(b)	368,157	7,547,219
SCE Trust II, 5.10%, NVS(b)(c)	756,688	13,537,148
SCE Trust III, Series H, (3-mo. USD LIBOR + 2.990%), 5.75%, NVS(a)(b)	945,862	22,710,147
SCE Trust IV, Series J, (3-mo. USD LIBOR + 3.132%), 5.38%, NVS(a)(b)	1,117,805	23,160,920
SCE Trust V, Series K, (3-mo. USD LIBOR + 3.790%), 5.45%, NVS(a)(b)	1,031,839	22,597,274
SCE Trust VI, 5.00%, NVS(b)	1,633,731	29,423,495
Southern Co. (The) 5.25%	1,547,760	34,886,510
Series 2020, 4.95%	3,439,480	72,401,054
Series C, 4.20%	2,579,592	50,224,656

		743,169,776
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc. 6.50%	520,912	10,861,015

Security	Shares	Value

Electrical Equipment (continued)
Babcock & Wilcox Enterprises, Inc. 8.13%	663,969	$15,769,264
Series A, 7.75%, NVS(b)	659,452	11,626,139

		38,256,418
Entertainment — 0.0%
Chicken Soup For The Soul Entertainment, Inc., Series A, NVS, 9.75%(b)	469,760	4,490,906

Financial Services — 5.3%
Apollo Global Management, Inc. 6.75%(d)	2,472,131	136,214,418
(5 year CMT + 3.226%), 7.63%(a)	2,053,596	53,783,679
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), 12.00%, NVS(a)	7,725,015	226,574,690
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	349,059	7,860,809
Series B, (3-mo. USD LIBOR + 4.985%), 7.88%, NVS(a)(b)	347,963	8,354,592
Series C, 7.88%, NVS(b)	397,412	9,629,293
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,751,539	54,205,318
Series C, 4.30%(b)	1,031,787	15,590,301
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	348,671	7,684,709
Series F, 5.25%, NVS(b)	417,245	8,399,142
Series G, 4.88%, NVS(b)	435,104	8,084,232
Jackson Financial, Inc., (5 year CMT + 3.728%), 8.00%(a)(b)	1,856,550	46,506,577
Merchants Bancorp
(5 year CMT + 4.340%), 8.25%, NVS(a)(b)	495,247	11,425,348
Series B, (3-mo. USD LIBOR + 4.569%), 6.00%, NVS(a)(b)	452,839	10,021,327
Series C, 6.00%, NVS(b)	680,926	12,011,535
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	859,888	20,009,594
NewtekOne, Inc., 5.50%	395,571	9,533,261
Voya Financial, Inc., Series B, (5 year CMT + 3.210%), 5.35%, NVS(a)(b)	1,031,835	24,722,767

		670,611,592
Food Products — 1.6%
CHS, Inc. 8.00%, NVS(b)(c)	1,055,265	32,291,109
Series 1, 7.88%, NVS(b)	1,845,198	49,359,047
Series 2, (3-mo. USD LIBOR + 4.298%), 7.10%, NVS(a)(b)	1,444,560	36,836,280
Series 3, (3-mo. USD LIBOR + 4.155%), 6.75%, NVS(a)(b)	1,693,944	42,399,418
Series 4, 7.50%(b)	1,779,917	45,067,498

		205,953,352
Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	381,380	8,840,389
Spire, Inc., Series A, 5.90%, NVS(b)	859,896	20,130,165
UGI Corp., 7.25%(d)	189,617	10,834,715

		39,805,269
Health Care REITs — 0.2%
Diversified Healthcare Trust 6.25%, NVS	859,888	13,302,468
5.63%	1,203,778	17,334,403

		30,636,871
Health Care Technology — 0.1%
CareCloud, Inc., Series A, 11.00%, NVS(b)	389,214	9,450,116

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs — 1.2%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(b)(d)	269,152	$3,216,366
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	414,831	8,470,849
DiamondRock Hospitality Co., 8.25%, NVS(b)	409,251	10,431,808
Hersha Hospitality Trust
Series D, 6.50%, NVS(b)	662,262	16,390,984
Series E, 6.50%, NVS(b)	344,051	8,511,822
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	377,841	7,553,042
Series F, 6.30%, NVS(b)	515,917	10,277,067
Series G, 6.38%, NVS(b)	791,061	15,575,991
Series H, 5.70%, NVS(b)	773,834	14,254,022
RLJ Lodging Trust, Series A, 1.95%(b)(d)	1,107,187	26,627,847
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	550,296	10,791,305
Series F, 5.88%, NVS(b)	345,701	6,371,269
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	397,161	8,443,643
Series I, 5.70%, NVS(b)	344,325	7,093,095

		154,009,110
Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, NVS, 8.25%	634,571	10,356,199

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The), 6.88%(d)	896,841	54,707,301
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	687,925	12,520,235
Tennessee Valley Authority
Series A, (30 yr. CMT + 0.840%), 2.22%(a)	716,701	14,950,383
Series D, (30 yr. CMT + 0.940%), 2.13%(a)	882,109	19,062,375

		101,240,294
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	544,570	12,677,590

Insurance — 13.3%
AEGON Funding Co. LLC, 5.10%, NVS	3,181,483	63,184,252
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 8.74%, NVS(a)	1,719,704	44,299,575
Series H, 5.10%, NVS(b)	3,955,398	77,288,477
Series I, 4.75%, NVS(b)	1,031,835	18,944,491
Series J, 7.38%(b)	2,063,699	54,357,832
American Equity Investment Life Holding Co.
Series A, (5 year CMT + 4.322%), 5.95%, NVS(a)(b)	1,375,814	30,997,089
Series B, (5 year CMT + 6.297%), 6.63%, NVS(a)(b)	1,031,835	25,032,317
American Financial Group, Inc. 5.88%	431,091	9,854,740
4.50%	687,861	12,230,169
5.63%	515,917	11,293,423
5.13%	687,868	13,853,661
American International Group, Inc., Series A, 5.85%, NVS(b)	1,719,703	40,034,686
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	1,135,032	23,381,659
Series G, 4.55%(b)	1,719,704	30,765,505
Argo Group International Holdings Ltd., (5 year CMT + 6.712%), 7.00%, NVS(a)(b)	515,917	12,222,074
Argo Group U.S., Inc., 6.50%	494,427	10,897,171
Aspen Insurance Holdings Ltd. 5.63%, NVS(b)	965,436	18,574,989

Security	Shares	Value

Insurance (continued)
Aspen Insurance Holdings Ltd. 5.63%, NVS(b)	750,979	$13,645,288
(3-mo. USD LIBOR + 4.060%), 9.59%, NVS(a)(b)	945,862	24,214,067
Assurant, Inc., 5.25%	859,888	16,767,816
Athene Holding Ltd.
Series A, (3-mo. USD LIBOR + 4.253%), 6.35%, NVS(a)(b)	2,966,550	64,225,807
Series B, 5.63%, NVS(b)	1,186,632	23,269,853
Series C, (5 year CMT + 5.970%), 6.38%, NVS(a)(b)	2,063,675	49,631,384
Series D, 4.88%(b)	1,977,704	32,394,791
Series E, (5 year CMT + 3.962%), 7.75%, NVS(a)(b)	1,719,716	43,182,069
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,891,731	37,929,207
Brighthouse Financial, Inc. 6.25%	1,289,752	30,296,274
Series A, 6.60%, NVS(b)	1,461,787	33,986,548
Series B, 6.75%, NVS(b)	1,384,346	34,124,129
Series C, 5.38%(b)	1,977,704	35,598,672
Series D, 4.63%, NVS(b)	1,203,778	17,767,763
CNO Financial Group, Inc., 5.13%	518,660	8,054,790
Enstar Group Ltd.
Series D, (3-mo. USD LIBOR + 4.015%), 7.00%, NVS(a)(b)	1,375,814	34,244,010
Series E, 7.00%, NVS(b)	382,049	8,920,844
Globe Life, Inc., 4.25%, NVS	1,117,805	20,847,063
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, NVS(b)	1,186,700	29,513,229
Kemper Corp., (5 year CMT + 4.140%), 5.88%(a)	516,029	9,783,910
Lincoln National Corp., Series D, 9.00%(b)	1,688,060	44,784,232
Maiden Holdings Ltd., 6.63%	380,131	5,968,057
Maiden Holdings North America Ltd., 7.75%	527,891	9,311,997
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 6.67%, NVS(a)(b)	2,063,675	47,712,166
Series E, 5.63%, NVS(b)(c)	2,768,766	65,259,815
Series F, 4.75%, NVS(b)	3,439,480	69,787,049
PartnerRe Ltd., Series J, 4.88%, NVS(b)	687,853	12,580,831
Prudential Financial, Inc. 5.95%(c)	1,031,834	25,207,705
5.63%	1,943,331	46,717,677
4.13%, NVS	1,719,703	33,121,480
Reinsurance Group of America, Inc.
(3-mo. USD LIBOR + 4.040%), 5.75%, NVS(a)(c)	1,375,814	34,409,108
(5 year CMT + 3.456%), 7.13%(a)	2,407,648	62,935,919
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	859,888	18,186,631
Series G, 4.20%, NVS(b)	1,719,704	26,655,412
Selective Insurance Group, Inc., Series B, 4.60%(b)	687,861	11,225,892
SiriusPoint Ltd., Series B, (5 year CMT + 7.298%), 8.00%, NVS(a)(b)	687,933	16,991,945
Unum Group, 6.25%	1,031,835	22,948,010
W R Berkley Corp. 5.70%	636,264	14,233,226
5.10%	1,031,835	20,100,146
4.13%	1,031,835	17,180,053
4.25%(c)	859,888	16,140,098

		1,687,067,073

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.0%
Exela Technologies, Inc., Series B, 6.00%(b)(d)	421,750	$1,227,293

Leisure Products — 0.4%
Brunswick Corp. 6.50%	636,264	15,715,721
6.63%	434,741	10,707,671
6.38%	791,061	19,127,855

		45,551,247
Machinery — 0.7%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	692,222	46,157,363
RBC Bearings, Inc., Series A, 5.00%, NVS(d)	395,571	43,556,323

		89,713,686
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	375,835	9,617,618

Media — 0.2%
Liberty Broadband Corp., Series A, 7.00%(b)	615,732	13,915,543
Paramount Global, Series A, 5.75%, NVS(d)	859,808	15,261,592

		29,177,135
Mortgage Real Estate Investment Trusts (REITs) — 6.3%
ACRES Commercial Realty Corp.
Series C, (3-mo. USD LIBOR + 5.927%), 8.63%(a)(b)	416,930	9,134,936
Series D, 7.88%, NVS(b)	402,936	7,381,788
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 10.68%, NVS(a)(b)	1,117,805	28,671,698
Series D, (3-mo. USD LIBOR + 4.332%), 6.88%, NVS(a)(b)	808,288	19,398,912
Series E, (3-mo. USD LIBOR + 4.993%), 6.50%, NVS(a)(b)	1,384,346	32,587,505
Series F, (3-mo. USD LIBOR + 4.697%), 6.13%, NVS(a)(b)	1,977,704	42,777,738
Series G, (5 year CMT + 4.390%), 7.75%, NVS(a)(b)	515,913	11,329,449
Annaly Capital Management, Inc.
Series F, (3-mo. USD LIBOR + 4.993%), 10.65%, NVS(a)(b)	2,476,392	62,727,009
Series G, (3-mo. USD LIBOR + 4.172%), 9.83%, NVS(a)(b)	1,461,787	36,237,700
Series I, (3-mo. USD LIBOR + 4.989%), 6.75%, NVS(a)(b)	1,522,003	36,147,571
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	753,919	13,412,219
Series E, 6.25%, NVS(b)	476,904	8,221,825
Series F, (3-mo. CME Term SOFR + 5.440%), 6.25%, NVS(a)(b)	925,507	17,075,604
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	588,908	11,895,942
Chimera Investment Corp.
Series A, 8.00%, NVS(b)	498,691	9,834,187
Series B, (3-mo. USD LIBOR + 5.791%), 8.00%, NVS(a)(b)(c)	1,117,805	23,753,356
Series C, (3-mo. USD LIBOR + 4.743%), 7.75%, NVS(a)(b)	894,261	16,132,468
Series D, (3-mo. USD LIBOR + 5.379%), 8.00%, NVS(a)(b)	687,861	14,355,659
Dynex Capital, Inc., Series C, (3-mo. USD LIBOR + 5.461%), 6.90%, NVS(a)(b)	383,429	8,738,347
Ellington Financial, Inc.
(3-mo. USD LIBOR + 5.196%), 6.75%, NVS(a)(b)	400,126	9,046,849

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.
Series B, (5 year CMT + 4.990%), 6.25%, NVS(a)(b)	421,033	$7,978,575
Series C, (5 year CMT + 5.130%), 8.63%(a)(b)	345,561	8,099,950
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)(c)	888,139	17,576,271
Granite Point Mortgage Trust, Inc., Series A,
(SOFR + 5.830%), 7.00%, NVS(a)(b)	707,587	12,028,979
Great Ajax Corp., 7.25%, NVS(d)	357,646	8,626,422
Invesco Mortgage Capital, Inc.
Series B, (3-mo. USD LIBOR + 5.180%), 7.75%, NVS(a)(b)	383,975	8,301,540
Series C, (3-mo. USD LIBOR + 5.289%), 7.50%, NVS(a)(b)	662,801	12,898,107
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	1,127,305	18,375,071
MFA Financial, Inc.
Series B, 7.50%, NVS(b)	687,861	12,546,585
Series C, (3-mo. USD LIBOR + 5.345%), 6.50%, NVS(a)(b)	945,862	18,028,130
New York Mortgage Trust, Inc.
Series D, (3-mo. USD LIBOR + 5.695%), 8.00%, NVS(a)(b)	531,261	10,890,851
Series E, (3-mo. USD LIBOR + 6.429%), 7.88%, NVS(a)(b)	631,428	14,074,530
Series F, (SOFR + 6.130%), 6.88%, NVS(a)(b)	493,540	9,130,490
PennyMac Mortgage Investment Trust
Series A, 8.13%, NVS(a)(b)	395,571	8,631,359
Series B, 8.00%, NVS(a)(b)	670,715	14,185,622
Series C, 6.75%, NVS(b)	859,880	15,065,098
Ready Capital Corp. 6.20%	364,077	8,574,013
5.75%	709,432	16,813,538
Series E, 6.50%, NVS(b)	403,114	7,296,363
Rithm Capital Corp.
Series A, (3-mo. USD LIBOR + 5.802%), 7.50%, NVS(a)(b)	536,625	12,417,502
Series B, (3-mo. USD LIBOR + 5.640%), 7.13%(a)(b)	968,244	21,998,504
Series C, (3-mo. USD LIBOR + 4.969%), 6.38%, NVS(a)(b)	1,367,434	27,006,821
Series D, (5 year CMT + 6.223%), 7.00%, NVS(a)(b)	1,599,357	32,738,838
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	693,578	11,076,441
Two Harbors Investment Corp.
Series A, (3-mo. USD LIBOR + 5.660%), 8.13%, NVS(a)(b)	442,978	9,360,125
Series B, (3-mo. USD LIBOR + 5.352%), 7.63%, NVS(a)(b)	902,714	18,126,497
Series C, (3-mo. USD LIBOR + 5.011%), 7.25%, NVS(a)(b)	858,518	18,054,634

		798,761,618
Multi-Utilities — 3.6%
Algonquin Power & Utilities Corp. 7.75%(d)	1,977,704	42,698,629
(3-mo. USD LIBOR + 3.677%), 6.88%(a)	988,732	25,281,877
Series 19-A, (3-mo. USD LIBOR + 4.010%), 6.20%, NVS(a)	1,203,778	29,528,674
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	687,881	11,996,645
Series 14, 5.00%, NVS(b)	679,060	11,306,349

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp. 5.88%	2,166,875	$49,924,800
5.88%, NVS	963,008	21,725,461
5.63%	687,861	15,428,722
Series C, 4.20%, NVS(b)	791,061	15,678,829
DTE Energy Co. 4.38%	963,008	17,834,908
Series E, 5.25%	1,375,814	30,680,652
Series G, 4.38%	791,061	15,275,388
NiSource, Inc. 7.75%(c)(d)	741,637	72,272,526
Series B, (5 year CMT + 3.632%), 6.50%(a)(b)	1,719,704	43,164,571
Sempra, 5.75%	2,605,352	59,375,972

		462,174,003
Office REITs — 0.9%
City Office REIT, Inc., Series A, 6.63%, NVS(b)	395,681	5,907,518
Equity Commonwealth, Series D, 6.50%, NVS(b)(d)	422,620	10,569,726
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,461,786	18,184,618
Office Properties Income Trust, 6.38%	566,059	7,839,917
SL Green Realty Corp., Series I, 6.50%, NVS(b)	688,557	13,013,727
Vornado Realty Trust
Series L, 5.40%, NVS(b)	1,031,835	14,910,016
Series M, 5.25%, NVS(b)	1,098,897	16,065,874
Series N, 5.25%, NVS(b)	1,031,835	15,044,154
Series O, 4.45%, NVS(b)	1,031,835	12,887,619

		114,423,169
Oil, Gas & Consumable Fuels — 2.6%
DCP Midstream LP, Series C, (3-mo. USD LIBOR + 4.882%), 7.95%, NVS(a)(b)	380,417	9,491,404
El Paso Energy Capital Trust I, 4.75%(d)	379,311	17,224,513
Energy Transfer LP
Series C, (3-mo. USD LIBOR + 4.530%), 10.16%, NVS(a)(b)	1,547,760	39,467,880
Series D, (3-mo. USD LIBOR + 4.738%), 10.36%, NVS(a)(b)	1,530,533	39,334,698
Series E, (3-mo. USD LIBOR + 5.161%), 7.60%, NVS(a)(b)	2,751,539	67,220,098
NGL Energy Partners LP, Series B, (3-mo. USD LIBOR + 7.213%), 12.78%, NVS(a)(b)	1,082,234	27,272,297
NuStar Energy LP
Series A, (3-mo. CME Term SOFR + 7.028%), 12.44%, NVS(a)(b)	779,073	20,068,920
Series B, (3-mo. CME Term SOFR + 5.905%), 11.32%, NVS(a)(b)	1,324,206	33,833,463
Series C, (3-mo. USD LIBOR + 6.880%), 12.55%, NVS(a)(b)	593,277	15,300,614
NuStar Logistics LP, (3-mo. CME Term SOFR + 6.996%), 12.30%(a)	1,384,389	35,592,641
Seapeak LLC 9.00%, NVS(b)	424,957	10,283,959
Series B, (3-mo. USD LIBOR + 6.241%), 8.50%, NVS(a)(b)	584,744	14,080,636

		329,171,123
Professional Services — 0.3%
Clarivate PLC, Series A, 5.25%(d)	1,236,064	36,130,151

Real Estate Management & Development — 1.0%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	988,872	12,598,229
Series A-1, 6.50%, NVS(b)	627,516	8,791,499

Security	Shares	Value

Real Estate Management & Development (continued)
Brookfield Property Partners LP
Series A2, 6.38%, NVS(b)	848,366	$11,452,941
Brookfield Property Preferred LP, 6.25%	2,308,258	32,084,786
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	721,831	15,808,099
Series I, 7.15%, NVS(b)	1,106,382	23,565,937
Series J, 7.13%, NVS(b)	998,585	21,569,436

		125,870,927
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(b)	398,620	8,669,985
Series H, 6.25%, NVS(b)	397,857	8,955,761
UMH Properties, Inc., Series D, 6.38%, NVS(b)	911,568	19,161,159

		36,786,905
Retail REITs — 0.9%
Agree Realty Corp., Series A, 4.25%, NVS(b)	601,891	10,075,655
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(b)	437,606	5,579,476
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)(c)	515,917	10,333,818
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	765,463	16,204,852
Series M, 5.25%, NVS(b)	899,901	19,410,865
Regency Centers Corp.
Series A, 6.25%, NVS(b)(c)	395,619	9,692,665
Series B, 5.88%, NVS(b)	378,687	9,046,832
Saul Centers, Inc., Series E, 6.00%, NVS(b)	380,228	8,022,811
SITE Centers Corp., Series A, 6.38%, NVS(b)	601,891	13,711,077
Spirit Realty Capital, Inc., Series A, 6.00%, NVS(b)	593,277	12,494,414

		114,572,465
Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	485,596	8,934,966

Specialized REITs — 3.0%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%, NVS(b)	445,658	2,272,856
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)	687,861	13,991,093
Series K, 5.85%, NVS(b)(c)	722,315	16,244,864
Series L, 5.20%, NVS(b)	1,186,632	24,029,298
EPR Properties, Series G, 5.75%, NVS(b)	515,917	9,580,579
Gladstone Land Corp., Series B, 6.00%(b)	512,129	9,269,535
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	775,358	17,406,787
Public Storage Operating Co.
Series F, 5.15%, NVS(b)(c)	963,008	21,937,322
Series G, 5.05%, NVS(b)(c)	1,031,835	23,866,344
Series H, 5.60%(b)(c)	980,235	23,809,908
Series I, 4.88%, NVS(b)	1,087,704	22,917,923
Series J, 4.70%, NVS(b)(c)	889,997	17,417,241
Series K, 4.75%, NVS(b)	791,061	15,607,633
Series L, 4.63%, NVS(b)	1,943,321	38,283,424
Series M, 4.13%, NVS(b)(c)	791,061	14,215,366
Series N, 3.88%, NVS(b)(c)	971,621	16,090,044
Series O, 3.90%, NVS(b)	584,744	9,847,089
Series P, 4.00%, NVS(b)	2,076,552	36,028,177
Series Q, 3.95%, NVS(b)	494,427	8,251,987
Series R, 4.00%, NVS(b)	1,496,160	25,704,029
Series S, 4.10%, NVS(b)(c)	859,911	14,601,289

		381,372,788

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	517,495	$8,569,717

Trading Companies & Distributors — 1.3%
Air Lease Corp., Series A, (3-mo. CME Term SOFR + 3.912%), 6.15%, NVS(a)(b)	859,888	20,637,312
FTAI Aviation Ltd.
Series A, NVS, (3-mo. USD LIBOR + 6.886%), 8.25%(a)(b)	364,159	8,233,635
Series B, NVS, (3-mo. USD LIBOR + 6.447%), 8.00%(a)(b)	426,153	9,660,888
Series C, NVS, (5 year CMT + 7.378%), 8.25%(a)(b)	365,850	8,414,550
Textainer Group Holdings Ltd.
(5 year CMT + 6.134%), 7.00%, NVS(a)(b)	515,917	12,242,710
Series B, 6.25%, NVS(b)	517,385	9,700,969
Triton International Ltd. 8.00%, NVS(b)	494,427	12,044,242
7.38%, NVS(b)	601,891	13,674,964
6.88%, NVS(b)	515,917	11,948,638
Series E, 5.75%, NVS(b)	601,891	10,948,397
WESCO International, Inc., Series A, (5 year CMT + 10.325%), 10.63%, NVS(a)(b)	1,851,796	48,905,932

		166,412,237
Transportation Infrastructure — 0.3%
Atlas Corp.
Series D, 7.95%(b)	438,640	10,281,722
Series H, 7.88%, NVS(b)	776,003	17,405,747
Series I, (3-mo. USD LIBOR + 5.008%), 8.00%(a)(b)	508,915	12,733,053

		40,420,522
Wireless Telecommunication Services — 1.1%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)(c)	1,444,560	22,751,820
Series VV, 6.00%, NVS(b)	2,373,195	32,394,112

Security	Shares	Value

Wireless Telecommunication Services (continued)
United States Cellular Corp. 6.25%	1,719,704	$31,212,627
5.50%	1,719,704	28,306,328
5.50%	1,719,704	28,048,372

		142,713,259

Total Long-Term Investments — 98.6% (Cost: $15,390,530,967)		12,544,985,058

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	42,760,107	42,777,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	459,762,828	459,762,828

Total Short-Term Securities — 4.0% (Cost: $502,509,894)		502,540,039

Total Investments — 102.6% (Cost: $15,893,040,861)		13,047,525,097
Liabilities in Excess of Other Assets — (2.6)%		(326,545,561)

Net Assets — 100.0%		$12,720,979,536

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Perpetual security with no stated maturity date.
(c)	All or a portion of this security is on loan.
(d)	Convertible security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$175,105,163	$—		$ (132,329,811	)(a)	$56,956	$(55,097)	$42,777,211	42,760,107	$1,126,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	231,214,441	228,548,387	(a)	—		—	—	459,762,828	459,762,828	3,958,468		—

						$56,956	$(55,097)	$502,540,039		$5,084,741		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Preferred and Income Securities ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$12,401,214,159	$143,770,899	$—	$12,544,985,058
Short-Term Securities
Money Market Funds	502,540,039	—	—	502,540,039

	$12,903,754,198	$143,770,899	$—	$13,047,525,097

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited)

September 30, 2023

iShares Preferred and Income Securities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$12,544,985,058
Investments, at value — affiliated(c)	502,540,039
Cash	406,677
Receivables:
Investments sold	20,219,335
Securities lending income — affiliated	164,774
Capital shares sold	213,059
Dividends — unaffiliated	67,859,222
Dividends — affiliated	1,079,778

Total assets	13,137,467,942

LIABILITIES
Collateral on securities loaned	42,647,321
Payables:
Investments purchased	367,717,990
Capital shares redeemed	1,264,034
Investment advisory fees	4,859,061

Total liabilities	416,488,406

Commitments and contingent liabilities

NET ASSETS	$12,720,979,536

NET ASSETS CONSIST OF:
Paid-in capital	$17,708,862,145
Accumulated loss	(4,987,882,609)

NET ASSETS	$12,720,979,536

NET ASSET VALUE
Shares outstanding	421,750,000

Net asset value	$30.16

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$15,390,530,967

(b) Securities loaned, at value	$41,565,465

(c) Investments, at cost — affiliated	$502,509,894

See notes to financial statements.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2023

iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$453,275,696
Dividends — affiliated	3,958,468
Securities lending income — affiliated — net	1,126,273
Foreign taxes withheld	(722,196)

Total investment income	457,638,241

EXPENSES
Investment advisory	29,620,836
Interest expense	81,842

Total expenses	29,702,678

Net investment income	427,935,563

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(242,780,430)
Investments — affiliated	56,956
In-kind redemptions — unaffiliated(a)	7,522,459

(235,201,015)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(214,295,043)
Investments — affiliated	(55,097)

(214,350,140)

Net realized and unrealized loss	(449,551,155)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,615,592)

(a)   See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$427,935,563	$851,776,239
Net realized loss	(235,201,015)	(249,407,839)
Net change in unrealized appreciation (depreciation)	(214,350,140)	(2,167,214,408)

Net decrease in net assets resulting from operations	(21,615,592)	(1,564,846,008)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(416,486,617)	(887,370,473)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	177,112,880	(2,277,562,637)

NET ASSETS
Total decrease in net assets	(260,989,329)	(4,729,779,118)
Beginning of period	12,981,968,865	17,711,747,983

End of period	$12,720,979,536	$12,981,968,865

(a)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$31.18		$36.39	$38.27	$31.50	$36.47	$37.54

Net investment income(a)	1.02		1.90	1.75	1.81	1.93	2.10
Net realized and unrealized gain (loss)(b)	(1.05)		(5.13)	(1.94)	6.78	(4.93)	(1.02)

Net increase (decrease) from investment operations	(0.03)		(3.23)	(0.19)	8.59	(3.00)	1.08

Distributions from net investment income(c)	(0.99)		(1.98)	(1.69)	(1.82)	(1.97)	(2.15)

Net asset value, end of period	$30.16		$31.18	$36.39	$38.27	$31.50	$36.47

Total Return(d)
Based on net asset value	(0.13	)%(e)	(8.99)%	(0.67)%	27.88%	(8.90)%	3.01%

Ratios to Average Net Assets(f)
Total expenses	0.46	%(g)	0.46%	0.45%	0.46%	0.46%	0.46%

Net investment income	6.65	%(g)	5.80%	4.56%	4.97%	5.25%	5.73%

Supplemental Data
Net assets, end of period (000)	$12,720,980		$12,981,969	$17,711,748	$18,364,340	$13,816,631	$14,370,721

Portfolio turnover rate(h)	13%		16%	21%	28%	46%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust” is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividend are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable tax laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains and losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 - Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Barclays Capital, Inc.	$1,642,585	$(1,642,585)	$—		$—
BMO Capital Markets Corp.	15,166	(15,166)	—		—
BNP Paribas SA	1,285,270	(1,285,270)	—		—
BofA Securities, Inc.	4,769,563	(4,769,563)	—		—
Goldman Sachs & Co. LLC	12,960,944	(12,960,944)	—		—
J.P. Morgan Securities LLC	15,196,818	(15,196,818)	—		—
Morgan Stanley	1,132,540	(1,132,540)	—		—
National Financial Services LLC	3,454	(3,454)	—		—
RBC Capital Market LLC	1,036,455	(1,036,455)	—		—
SG Americas Securities LLC	14,325	(14,325)	—		—
Toronto-Dominion Bank	783,365	(783,365)	—		—
UBS AG	4,712	(4,700)	—		12
UBS Securities LLC	791,606	(791,606)	—		—
Wells Fargo Bank N.A.	1,928,662	(1,928,662)	—		—

	$41,565,465	$(41,565,453)	$—		$12

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion, up to and including $171 billion	0.3910
Over $171 billion	0.3714

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2023, the Fund paid BTC $277,437 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Preferred and Income Securities	$1,681,847,741	$1,681,056,607

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Preferred and Income Securities	$673,584,240	$501,989,512

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2023, the Fund had non-expiring capital loss carryforwards of $1,946,804,348 available to offset future realized capital gains.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Preferred and Income Securities	$15,917,467,940	$40,687,964	$(2,910,630,807)	$(2,869,942,843)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war,

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Fund invest.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount
Preferred and Income Securities
Shares sold	22,800,000	$700,648,582	19,150,000	$629,044,759
Shares redeemed	(17,350,000)	(523,535,702)	(89,600,000)	(2,906,607,396)

	5,450,000	$177,112,880	(70,450,000)	$(2,277,562,637)

The consideration of the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shared sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Board Review and Approval of Investment Advisory Contract

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds,

24	B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T

Board Review and Approval of Investment Advisory Contract

noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T ME N T A D V I S O R Y C O N T R A C T	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Preferred and Income Securities(a)	$0.949418	$—	$0.040930	$0.990348	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	27

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

•	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

•	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

•	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.43%	15.49%	6.01%	8.88%	15.49%	33.91%	134.13%
Fund Market	0.43	15.54	6.01	8.88	15.54	33.87	134.12
Index	0.45	15.51	6.06	8.94	15.51	34.20	135.50

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,004.30	$ 0.25		$ 1,000.00	$ 1,024.75	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	22.4%
Consumer Discretionary	14.6
Financials	14.5
Information Technology	10.5
Health Care	8.4
Real Estate	7.3
Materials	7.0
Energy	5.9
Consumer Staples	4.3
Utilities	3.4
Communication Services	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Hubbell, Inc.	0.7%
Jabil, Inc.	0.7
Builders FirstSource, Inc.	0.7
Reliance Steel & Aluminum Co.	0.7
Deckers Outdoor Corp.	0.6
Carlisle Cos., Inc.	0.6
Watsco, Inc.	0.6
Super Micro Computer, Inc.	0.6
Graco, Inc.	0.5
Owens Corning	0.5

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.71)%	10.04%	3.16%	8.11%	10.04%	16.81%	118.03%
Fund Market	(1.62)	9.96	3.15	8.11	9.96	16.78	118.06
Index	(1.71)	10.08	3.21	8.15	10.08	17.11	118.87

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 982.90	$ 0.30		$ 1,000.00	$ 1,024.70	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	17.5%
Financials	17.1
Consumer Discretionary	14.0
Information Technology	13.0
Health Care	10.0
Real Estate	7.7
Energy	5.4
Materials	5.3
Consumer Staples	5.2
Communication Services	2.9
Utilities	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Onto Innovation, Inc.	0.7%
SPS Commerce, Inc.	0.6
Comfort Systems U.S.A., Inc.	0.6
Rambus, Inc.	0.6
Fabrinet	0.6
elf Beauty, Inc.	0.6
Applied Industrial Technologies, Inc.	0.6
Axcelis Technologies, Inc.	0.6
ATI, Inc.	0.5
Ensign Group, Inc. (The)	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.39%	19.62%	10.11%	12.83%	19.62%	61.86%	234.38%
Fund Market	7.48	19.71	10.12	12.83	19.71	61.90	234.41
Index	7.40	19.65	10.17	12.90	19.65	62.30	236.43

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,073.90	$ 0.21		$ 1,000.00	$ 1,024.80	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	33.8%
Health Care	16.9
Consumer Discretionary	10.5
Financials	7.6
Communication Services	7.5
Energy	7.3
Industrials	6.3
Consumer Staples	6.2
Materials	2.3
Real Estate	1.0
Other (each representing less than 1%)	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	12.1%
Microsoft Corp.	6.5
NVIDIA Corp.	5.2
Alphabet, Inc., Class A	3.7
Tesla, Inc.	3.3
Alphabet, Inc., Class C, NVS	3.2
Amazon.com, Inc.	2.6
Exxon Mobil Corp.	2.3
UnitedHealth Group, Inc.	2.2
Eli Lilly & Co.	2.1

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.07%	21.67%	8.25%	9.54%	21.67%	48.62%	148.66%
Fund Market	2.11	21.65	8.25	9.54	21.65	48.64	148.67
Index	2.08	21.71	8.26	9.58	21.71	48.71	149.65

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,020.70	$ 0.20		$ 1,000.00	$ 1,024.80	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	19.4%
Information Technology	17.6
Industrials	12.6
Consumer Discretionary	11.4
Communication Services	9.6
Health Care	8.4
Consumer Staples	6.7
Utilities	4.7
Real Estate	4.6
Materials	3.3
Energy	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	5.7%
Meta Platforms, Inc., Class A	3.9
Berkshire Hathaway, Inc., Class B	3.7
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	2.4
Walmart, Inc.	1.3
Cisco Systems, Inc.	1.3
Salesforce, Inc.	1.2
Bank of America Corp.	1.1
Comcast Corp., Class A	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
BWX Technologies, Inc.	2,860,621	$214,489,362
Curtiss-Wright Corp.	1,197,998	234,364,349
Hexcel Corp.	2,641,694	172,079,947
Woodward, Inc.	1,889,587	234,800,081

		855,733,739

Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)(b)	3,719,752	218,163,455

Automobile Components — 1.7%
Adient PLC(a)	2,929,145	107,499,621
Autoliv, Inc.	2,376,466	229,281,440
Fox Factory Holding Corp.(a)(b)	1,325,069	131,287,837
Gentex Corp.	7,300,767	237,566,958
Goodyear Tire & Rubber Co. (The)(a)(b)	8,865,811	110,202,031
Lear Corp.	1,837,326	246,569,149
Visteon Corp.(a)(b)	881,930	121,768,075

		1,184,175,111

Automobiles — 0.4%
Harley-Davidson, Inc.	4,032,478	133,313,723
Thor Industries, Inc.(b)	1,667,220	158,602,638

		291,916,361

Banks — 5.1%
Associated Banc-Corp.	4,720,090	80,760,740
Bank OZK	3,290,932	121,994,849
Cadence Bank	4,706,476	99,871,421
Columbia Banking System, Inc.	6,523,108	132,419,093
Commerce Bancshares, Inc.	3,549,020	170,281,980
Cullen/Frost Bankers, Inc.	2,005,462	182,918,189
East West Bancorp, Inc.	4,424,946	233,238,904
First Financial Bankshares, Inc.(b)	4,017,833	100,927,965
First Horizon Corp.	17,432,219	192,103,053
FNB Corp.	11,222,213	121,087,678
Glacier Bancorp, Inc.	3,467,642	98,827,797
Hancock Whitney Corp.	2,693,611	99,636,671
Home BancShares, Inc.	5,892,265	123,384,029
International Bancshares Corp.	1,668,914	72,330,733
New York Community Bancorp, Inc., Class A	22,595,579	256,233,866
Old National Bancorp	9,150,791	133,052,501
Pinnacle Financial Partners, Inc.(b)	2,400,656	160,939,978
Prosperity Bancshares, Inc.	2,931,178	159,983,695
SouthState Corp.	2,377,106	160,121,860
Synovus Financial Corp.	4,571,408	127,085,142
Texas Capital Bancshares, Inc.(a)(b)	1,501,243	88,423,213
UMB Financial Corp.	1,365,699	84,741,623
United Bankshares, Inc.	4,220,124	116,433,221
Valley National Bancorp	13,336,181	114,157,709
Webster Financial Corp.	5,418,592	218,423,444
Wintrust Financial Corp.	1,914,420	144,538,710

		3,593,918,064

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	295,634	115,158,312
Celsius Holdings, Inc.(a)(b)	1,539,062	264,103,039
Coca-Cola Consolidated, Inc.(b)	146,576	93,269,241

		472,530,592

Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,352,487	90,081,326
Exelixis, Inc.(a)(b)	9,957,442	217,570,108
Halozyme Therapeutics, Inc.(a)(b)	4,125,861	157,607,890

Security	Shares	Value

Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	3,054,090	$343,585,125
United Therapeutics Corp.(a)(b)	1,467,841	331,541,246

		1,140,385,695

Broadline Retail — 0.5%
Kohl’s Corp.	3,458,760	72,495,610
Macy’s, Inc.	8,523,441	98,957,150
Nordstrom, Inc.	3,030,458	45,275,043
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,932,747	149,169,413

		365,897,216

Building Products — 3.9%
Advanced Drainage Systems, Inc.(b)	2,165,778	246,530,510
Builders FirstSource, Inc.(a)(b)	3,910,562	486,825,863
Carlisle Cos., Inc.	1,561,229	404,764,231
Fortune Brands Innovations, Inc.	3,968,546	246,684,819
Lennox International, Inc.	999,638	374,304,453
Owens Corning	2,809,580	383,254,808
Simpson Manufacturing Co., Inc.	1,334,608	199,937,625
Trex Co., Inc.(a)(b)	3,395,334	209,254,434
UFP Industries, Inc.	1,934,843	198,127,923

		2,749,684,666

Capital Markets — 2.2%
Affiliated Managers Group, Inc.(b)	1,096,103	142,866,065
Evercore, Inc., Class A	1,090,217	150,319,120
Federated Hermes, Inc., Class B	2,754,591	93,297,997
Interactive Brokers Group, Inc., Class A(b)	3,345,575	289,592,972
Janus Henderson Group PLC	4,144,795	107,018,607
Jefferies Financial Group, Inc.	5,527,386	202,468,149
Morningstar, Inc.	813,749	190,612,566
SEI Investments Co.	3,146,041	189,486,049
Stifel Financial Corp.	3,266,667	200,704,021

		1,566,365,546

Chemicals — 2.2%
Ashland, Inc.	1,602,575	130,898,326
Avient Corp.	2,848,580	100,611,846
Axalta Coating Systems Ltd.(a)	6,933,783	186,518,763
Cabot Corp.	1,749,443	121,183,917
Chemours Co. (The)	4,628,931	129,841,514
NewMarket Corp.	215,180	97,915,507
Olin Corp.(b)	3,935,238	196,683,195
RPM International, Inc.	4,036,132	382,665,675
Scotts Miracle-Gro Co. (The)	1,299,656	67,166,222
Westlake Corp.(b)	998,360	124,465,541

		1,537,950,506

Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	1,451,984	105,472,118
Clean Harbors, Inc.(a)(b)	1,575,035	263,597,858
MSA Safety, Inc.	1,155,399	182,148,652
Stericycle, Inc.(a)(b)	2,892,157	129,308,340
Tetra Tech, Inc.	1,665,281	253,172,670

		933,699,638

Communications Equipment — 0.6%
Calix, Inc.(a)	1,846,015	84,621,328
Ciena Corp.(a)(b)	4,675,617	220,969,659
Lumentum Holdings, Inc.(a)(b)	2,148,609	97,074,155

		402,665,142

Construction & Engineering — 1.8%
AECOM	4,338,720	360,287,309
EMCOR Group, Inc.	1,474,158	310,148,102
Fluor Corp.(a)(b)	4,483,869	164,557,992

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.(a)(b)	1,890,417	$136,053,311
MDU Resources Group, Inc.	6,368,827	124,701,633
Valmont Industries, Inc.	657,187	157,862,889

		1,253,611,236

Construction Materials — 0.4%
Eagle Materials, Inc.(b)	1,108,144	184,528,139
Knife River Corp.(a)(b)	1,592,204	77,747,321

		262,275,460

Consumer Finance — 0.6%
Ally Financial, Inc.	8,456,167	225,610,535
FirstCash Holdings, Inc.	1,156,826	116,122,194
SLM Corp.	7,070,737	96,303,438

		438,036,167

Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,202,423	299,926,929
Casey’s General Stores, Inc.	1,169,381	317,510,329
Grocery Outlet Holding Corp.(a)(b)	3,089,274	89,125,555
Performance Food Group Co.(a)(b)	4,883,504	287,443,045
Sprouts Farmers Market, Inc.(a)(b)	3,190,262	136,543,214
U.S. Foods Holding Corp.(a)(b)	7,104,194	282,036,502

		1,412,585,574

Containers & Packaging — 1.9%
AptarGroup, Inc.	2,052,813	256,683,738
Berry Global Group, Inc.	3,693,606	228,671,147
Crown Holdings, Inc.(b)	3,773,326	333,863,885
Graphic Packaging Holding Co.	9,608,098	214,068,423
Greif, Inc., Class A, NVS	796,674	53,225,790
Silgan Holdings, Inc.	2,613,326	112,660,484
Sonoco Products Co.	3,063,597	166,506,497

		1,365,679,964

Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	115,249	67,190,167
Grand Canyon Education, Inc.(a)(b)	932,659	109,009,184
H&R Block, Inc.	4,762,719	205,082,680
Service Corp. International	4,718,089	269,591,605

		650,873,636

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)(b)	6,917,554	108,259,720
Iridium Communications, Inc.	3,911,000	177,911,390

		286,171,110

Electric Utilities — 1.0%
ALLETE, Inc.	1,795,136	94,783,181
IDACORP, Inc.	1,582,996	148,247,575
OGE Energy Corp.	6,264,024	208,779,920
PNM Resources, Inc.	2,684,510	119,755,991
Portland General Electric Co.	3,161,770	127,988,450

		699,555,117

Electrical Equipment — 2.4%
Acuity Brands, Inc.(b)	975,537	166,143,706
EnerSys	1,283,536	121,512,353
Hubbell, Inc.	1,677,322	525,689,488
nVent Electric PLC	5,184,653	274,734,763
Regal Rexnord Corp.(b)	2,073,892	296,317,689
Sensata Technologies Holding PLC	4,767,035	180,289,264
Sunrun, Inc.(a)(b)	6,792,450	85,313,172
Vicor Corp.(a)(b)	701,628	41,318,873

		1,691,319,308

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(a)(b)	1,740,874	$218,027,060
Avnet, Inc.	2,857,128	137,684,998
Belden, Inc.(b)	1,322,849	127,721,071
Cognex Corp.	5,388,505	228,688,152
Coherent Corp.(a)(b)	4,069,936	132,842,711
Crane NXT Co.	1,509,889	83,904,532
IPG Photonics Corp.(a)(b)	933,291	94,766,368
Jabil, Inc.(b)	4,093,335	519,403,278
Littelfuse, Inc.	778,503	192,539,362
National Instruments Corp.	4,112,631	245,195,060
Novanta, Inc.(a)(b)	1,119,904	160,639,030
TD SYNNEX Corp.	1,495,411	149,331,743
Vishay Intertechnology, Inc.	3,970,298	98,145,767
Vontier Corp.(b)	4,837,271	149,568,419

		2,538,457,551

Energy Equipment & Services — 1.2%
ChampionX Corp.(b)	6,148,149	218,997,067
NOV, Inc.	12,315,470	257,393,323
Valaris Ltd.(a)(b)	1,990,033	149,212,674
Weatherford International PLC(a)	2,254,163	203,618,544

		829,221,608

Entertainment — 0.2%
TKO Group Holdings, Inc., Class A	1,647,481	138,487,253

Financial Services — 1.4%
Essent Group Ltd.	3,346,075	158,235,887
Euronet Worldwide, Inc.(a)(b)	1,475,442	117,120,586
MGIC Investment Corp.	8,829,657	147,366,975
Voya Financial, Inc.	3,308,295	219,836,203
Western Union Co. (The)	9,294,514	122,501,694
WEX, Inc.(a)(b)	1,343,397	252,679,542

		1,017,740,887

Food Products — 1.2%
Darling Ingredients, Inc.(a)(b)	4,988,119	260,379,812
Flowers Foods, Inc.	6,014,266	133,396,420
Ingredion, Inc.	2,068,544	203,544,729
Lancaster Colony Corp.	636,960	105,117,509
Pilgrim’s Pride Corp.(a)(b)	1,257,039	28,698,200
Post Holdings, Inc.(a)(b)	1,589,150	136,253,721

		867,390,391

Gas Utilities — 1.1%
National Fuel Gas Co.	2,871,661	149,067,922
New Jersey Resources Corp.	3,049,705	123,909,514
ONE Gas, Inc.	1,734,181	118,409,879
Southwest Gas Holdings, Inc.	1,877,787	113,437,113
Spire, Inc.	1,645,171	93,083,775
UGI Corp.	6,551,506	150,684,638

		748,592,841

Ground Transportation — 2.0%
Avis Budget Group, Inc.(a)(b)	617,901	111,030,631
Hertz Global Holdings, Inc.(a)(b)	4,185,894	51,277,201
Knight-Swift Transportation Holdings, Inc.	5,044,508	252,982,076
Landstar System, Inc.	1,124,220	198,919,487
Ryder System, Inc.	1,423,868	152,282,683
Saia, Inc.(a)(b)	829,888	330,834,851
Werner Enterprises, Inc.	1,982,537	77,219,816
XPO, Inc.(a)(b)	3,626,896	270,784,055

		1,445,330,800

Health Care Equipment & Supplies — 2.7%
Enovis Corp.(a)(b)	1,549,303	81,694,747

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)(b)	5,123,635	$142,846,944
Globus Medical, Inc., Class A(a)(b)	3,670,681	182,249,312
Haemonetics Corp.(a)(b)	1,586,030	142,076,567
ICU Medical, Inc.(a)(b)	634,082	75,462,099
Inari Medical, Inc.(a)(b)	1,596,391	104,403,971
Integra LifeSciences Holdings Corp.(a)(b)	2,214,959	84,589,284
Lantheus Holdings, Inc.(a)(b)	2,139,118	148,625,919
LivaNova PLC(a)	1,685,204	89,113,587
Masimo Corp.(a)(b)	1,387,592	121,664,067
Neogen Corp.(a)(b)	6,154,462	114,103,725
Penumbra, Inc.(a)(b)	1,202,126	290,806,301
QuidelOrtho Corp.(a)(b)	1,545,789	112,904,429
Shockwave Medical, Inc.(a)(b)	1,149,365	228,838,571

		1,919,379,523

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	2,882,701	202,682,707
Amedisys, Inc.(a)(b)	1,020,605	95,324,507
Chemed Corp.(b)	471,537	245,057,779
Encompass Health Corp.	3,134,749	210,529,743
HealthEquity, Inc.(a)(b)	2,673,126	195,271,854
Option Care Health, Inc.(a)(b)	5,625,696	181,991,266
Patterson Cos., Inc.	2,661,412	78,884,252
Progyny, Inc.(a)(b)	2,595,946	88,314,083
R1 RCM, Inc.(a)(b)	6,158,430	92,807,540
Tenet Healthcare Corp.(a)	3,175,531	209,235,737

		1,600,099,468

Health Care REITs — 1.0%
Healthcare Realty Trust, Inc.	11,911,425	181,887,460
Medical Properties Trust, Inc.	18,715,103	101,997,311
Omega Healthcare Investors, Inc.	7,658,430	253,953,539
Physicians Realty Trust	7,457,706	90,909,436
Sabra Health Care REIT, Inc.	7,231,430	100,806,134

		729,553,880

Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	3,925,480	83,298,686

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,747,101	83,124,284

Hotels, Restaurants & Leisure — 3.4%
Aramark	8,164,401	283,304,715
Boyd Gaming Corp.	2,220,808	135,091,751
Choice Hotels International, Inc.(b)	787,792	96,512,398
Churchill Downs, Inc.(b)	2,130,807	247,258,844
Hilton Grand Vacations, Inc.(a)(b)	2,271,553	92,452,207
Light & Wonder, Inc., Class A(a)(b)	2,849,737	203,271,740
Marriott Vacations Worldwide Corp.	1,060,736	106,741,864
Penn Entertainment, Inc.(a)(b)	4,723,718	108,409,328
Planet Fitness, Inc., Class A(a)(b)	2,644,666	130,064,674
Texas Roadhouse, Inc.	2,087,560	200,614,516
Travel + Leisure Co.	2,311,991	84,919,429
Vail Resorts, Inc.	1,205,786	267,551,856
Wendy’s Co. (The)	5,301,881	108,211,391
Wingstop, Inc.(b)	937,569	168,612,409
Wyndham Hotels & Resorts, Inc.	2,635,158	183,248,887

		2,416,266,009

Household Durables — 1.7%
Helen of Troy Ltd.(a)(b)	753,702	87,851,505
KB Home	2,430,410	112,479,375
Leggett & Platt, Inc.	4,165,674	105,849,776
Taylor Morrison Home Corp., Class A(a)(b)	3,421,465	145,788,624
Tempur Sealy International, Inc.	5,384,251	233,353,438

Security	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	3,419,697	$252,920,790
TopBuild Corp.(a)	993,208	249,891,133

		1,188,134,641

Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.(b)	1,677,335	117,279,263
Vistra Corp.	10,806,089	358,546,033

		475,825,296

Industrial REITs — 1.3%
EastGroup Properties, Inc.	1,419,865	236,450,118
First Industrial Realty Trust, Inc.	4,136,276	196,845,375
Rexford Industrial Realty, Inc.	6,456,523	318,629,410
STAG Industrial, Inc.	5,619,035	193,912,898

		945,837,801

Insurance — 4.4%
American Financial Group, Inc.	2,070,231	231,182,696
Brighthouse Financial, Inc.(a)(b)	2,048,591	100,258,043
CNO Financial Group, Inc.	3,534,008	83,862,010
Erie Indemnity Co., Class A, NVS	780,069	229,176,471
Fidelity National Financial, Inc., Class A	2,217,266	91,573,086
First American Financial Corp.	3,224,039	182,125,963
Hanover Insurance Group, Inc. (The)	1,118,215	124,099,501
Kemper Corp.	1,883,165	79,149,425
Kinsale Capital Group, Inc.(b)	688,177	284,994,741
Old Republic International Corp.	8,279,119	223,039,466
Primerica, Inc.(b)	1,118,621	217,023,660
Reinsurance Group of America, Inc.	2,070,796	300,658,871
RenaissanceRe Holdings Ltd.	1,600,729	316,816,284
RLI Corp.	1,254,903	170,528,769
Selective Insurance Group, Inc.	1,894,247	195,429,463
Unum Group	5,751,126	282,897,888

		3,112,816,337

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(a)(b)	1,453,767	92,590,420
ZoomInfo Technologies, Inc., Class A(a)(b)	9,542,590	156,498,476

		249,088,896

IT Services — 0.6%
GoDaddy, Inc., Class A(a)(b)	4,591,580	341,980,879
Kyndryl Holdings, Inc.(a)(b)	7,158,652	108,095,645

		450,076,524

Leisure Products — 1.1%
Brunswick Corp.	2,184,075	172,541,925
Mattel, Inc.(a)(b)	11,075,782	243,999,477
Polaris, Inc.	1,666,584	173,558,058
Topgolf Callaway Brands Corp.(a)(b)	4,469,679	61,860,357
YETI Holdings, Inc.(a)(b)	2,712,689	130,805,864

		782,765,681

Life Sciences Tools & Services — 1.1%
Azenta, Inc.(a)	1,881,331	94,424,003
Bruker Corp.(b)	3,077,218	191,710,681
Medpace Holdings, Inc.(a)(b)	726,458	175,897,276
Repligen Corp.(a)(b)	1,621,717	257,869,220
Sotera Health Co.(a)(b)	3,093,609	46,342,263

		766,243,443

Machinery — 4.8%
AGCO Corp.	1,943,769	229,908,997
Chart Industries, Inc.(a)(b)	1,312,716	222,006,530
Crane Co.(b)	1,527,007	135,659,302
Donaldson Co., Inc.	3,791,873	226,147,306
Esab Corp.	1,771,538	124,397,398

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	4,103,530	$163,197,388
Graco, Inc.(b)	5,285,297	385,192,445
ITT, Inc.	2,567,697	251,403,213
Lincoln Electric Holdings, Inc.	1,795,605	326,423,033
Middleby Corp. (The)(a)	1,676,447	214,585,216
Oshkosh Corp.	2,042,304	194,897,071
RBC Bearings, Inc.(a)(b)	908,733	212,761,657
Terex Corp.	2,107,951	121,460,137
Timken Co. (The)	2,044,078	150,219,292
Toro Co. (The)	3,249,685	270,048,824
Watts Water Technologies, Inc., Class A	855,992	147,932,538

		3,376,240,347

Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,860,877	154,080,616

Media — 0.8%
Cable One, Inc.	142,422	87,680,680
New York Times Co. (The), Class A	5,115,316	210,751,019
Nexstar Media Group, Inc., Class A	1,041,891	149,375,913
TEGNA, Inc.	6,302,649	91,829,596

		539,637,208

Metals & Mining — 2.3%
Alcoa Corp.	5,581,066	162,185,778
Cleveland-Cliffs, Inc.(a)(b)	15,909,151	248,660,030
Commercial Metals Co.	3,652,510	180,470,519
MP Materials Corp., Class A(a)(b)	4,500,372	85,957,105
Reliance Steel & Aluminum Co.	1,831,384	480,243,827
Royal Gold, Inc.	2,054,439	218,448,499
United States Steel Corp.(b)	6,973,252	226,491,225
Worthington Industries, Inc.	952,788	58,901,354

		1,661,358,337

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	15,447,091	290,559,782
Starwood Property Trust, Inc.	9,293,067	179,820,846

		470,380,628

Multi-Utilities — 0.3%
Black Hills Corp.	2,098,913	106,184,008
Northwestern Energy Group, Inc.	1,877,828	90,248,414

		196,432,422

Office REITs — 0.6%
COPT Defense Properties	3,519,559	83,871,091
Cousins Properties, Inc.	4,746,768	96,691,664
Kilroy Realty Corp.	3,334,941	105,417,485
Vornado Realty Trust	5,005,820	113,531,998

		399,512,238

Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	10,651,451	127,604,383
Antero Resources Corp.(a)(b)	8,830,907	224,128,420
Chesapeake Energy Corp.	3,518,546	303,404,222
Chord Energy Corp.	1,298,892	210,511,426
Civitas Resources, Inc.	2,661,089	215,202,267
CNX Resources Corp.(a)(b)	5,049,857	114,025,771
DT Midstream, Inc.	3,030,633	160,381,098
Equitrans Midstream Corp.	13,550,342	126,966,704
HF Sinclair Corp.	4,548,961	258,972,350
Matador Resources Co.(b)	3,465,535	206,130,022
Murphy Oil Corp.	4,639,596	210,405,679
Ovintiv, Inc.	7,936,399	377,534,500
PBF Energy, Inc., Class A	3,440,262	184,157,225
Permian Resources Corp., Class A	8,683,576	121,222,721

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.(b)	7,548,342	$244,641,764
Southwestern Energy Co.(a)(b)	34,448,519	222,192,948

		3,307,481,500

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,007,096	110,932,196

Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	4,111,005	169,496,736
Coty, Inc., Class A(a)(b)	11,202,001	122,885,951

		292,382,687

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)	1,974,562	255,587,305
Perrigo Co. PLC	4,234,574	135,294,640

		390,881,945

Professional Services — 3.0%
ASGN, Inc.(a)(b)	1,513,722	123,640,813
CACI International, Inc., Class A(a)(b)	713,044	223,845,903
Concentrix Corp.(b)	1,351,267	108,249,999
ExlService Holdings, Inc.(a)	5,415,526	151,851,349
Exponent, Inc.	1,589,537	136,064,367
FTI Consulting, Inc.(a)(b)	1,064,265	189,875,519
Genpact Ltd.	5,213,463	188,727,361
Insperity, Inc.	1,133,255	110,605,688
KBR, Inc.	4,219,530	248,699,098
ManpowerGroup, Inc.	1,550,658	113,694,245
Maximus, Inc.	1,908,891	142,555,980
Paylocity Holding Corp.(a)(b)	1,346,686	244,692,846
Science Applications International Corp.	1,678,949	177,196,277

		2,159,699,445

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(a)(b)	1,491,266	210,536,934

Residential REITs — 0.9%
Apartment Income REIT Corp.	4,667,016	143,277,391
Equity LifeStyle Properties, Inc.	5,825,827	371,163,438
Independence Realty Trust, Inc.	7,018,633	98,752,167

		613,192,996

Retail REITs — 1.2%
Agree Realty Corp.	3,010,836	166,318,581
Brixmor Property Group, Inc.	9,401,118	195,355,232
Kite Realty Group Trust	6,857,838	146,894,890
NNN REIT, Inc.	5,704,948	201,612,862
Spirit Realty Capital, Inc.	4,420,161	148,207,998

		858,389,563

Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.(a)(b)	2,226,144	71,103,039
Amkor Technology, Inc.	3,227,811	72,948,529
Cirrus Logic, Inc.(a)(b)	1,711,068	126,550,589
Lattice Semiconductor Corp.(a)(b)	4,310,885	370,434,348
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,677,224	136,827,934
MKS Instruments, Inc.	1,965,687	170,110,553
Power Integrations, Inc.	1,795,011	136,977,290
Silicon Laboratories, Inc.(a)(b)	996,554	115,490,643
Synaptics, Inc.(a)(b)	1,236,123	110,558,841
Universal Display Corp.	1,362,297	213,867,006
Wolfspeed, Inc.(a)(b)	3,892,951	148,321,433

		1,673,190,205

Software — 2.9%
ACI Worldwide, Inc.(a)(b)	3,396,335	76,621,318

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Aspen Technology, Inc.(a)(b)	887,110	$181,201,089
Blackbaud, Inc.(a)(b)	1,347,462	94,753,528
CommVault Systems, Inc.(a)(b)	1,372,201	92,774,510
Dolby Laboratories, Inc., Class A	1,862,597	147,629,438
Dropbox, Inc., Class A(a)(b)	8,065,102	219,612,727
Dynatrace, Inc.(a)(b)	7,429,899	347,199,180
Envestnet, Inc.(a)	1,426,567	62,811,745
Manhattan Associates, Inc.(a)(b)	1,928,713	381,229,411
NCR Corp.(a)(b)	4,186,347	112,905,779
Qualys, Inc.(a)(b)	1,148,177	175,154,401
Teradata Corp.(a)	3,122,893	140,592,643

		2,032,485,769

Specialized REITs — 1.8%
CubeSmart	7,030,955	268,090,314
EPR Properties	2,355,776	97,858,935
Gaming & Leisure Properties, Inc.	8,200,340	373,525,487
Lamar Advertising Co., Class A(b)	2,737,834	228,527,004
National Storage Affiliates Trust	2,595,574	82,383,519
PotlatchDeltic Corp.	2,499,236	113,440,322
Rayonier, Inc.	4,266,177	121,415,397

		1,285,240,978

Specialty Retail — 2.8%
AutoNation, Inc.(a)(b)	840,343	127,227,930
Dick’s Sporting Goods, Inc.	1,959,738	212,788,352
Five Below, Inc.(a)(b)	1,740,905	280,111,614
GameStop Corp., Class A(a)(b)	8,387,421	138,056,950
Gap, Inc. (The)	6,676,421	70,970,355
Lithia Motors, Inc., Class A(b)	862,008	254,576,823
Murphy U.S.A., Inc.(b)	610,562	208,647,352
Penske Automotive Group, Inc.	610,381	101,970,250
RH(a)(b)	483,232	127,747,212
Valvoline, Inc.(b)	4,336,719	139,815,821
Williams-Sonoma, Inc.(b)	2,008,558	312,129,913

		1,974,042,572

Technology Hardware, Storage & Peripherals — 0.5%
Super Micro Computer, Inc.(a)(b)	1,428,170	391,632,777

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(a)	3,630,023	190,975,510
Carter’s, Inc.	1,165,253	80,577,245

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	1,093,323	$81,015,234
Crocs, Inc.(a)(b)	1,927,931	170,101,352
Deckers Outdoor Corp.(a)(b)	817,347	420,189,919
PVH Corp.	1,961,489	150,073,523
Skechers U.S.A., Inc., Class A(a)(b)	4,202,391	205,707,040
Under Armour, Inc., Class A(a)(b)	5,901,794	40,427,289
Under Armour, Inc., Class C, NVS(a)(b)	6,129,509	39,106,268

		1,378,173,380

Trading Companies & Distributors — 1.2%
GATX Corp.	1,107,143	120,490,373
MSC Industrial Direct Co., Inc., Class A	1,482,384	145,495,990
Watsco, Inc.	1,048,909	396,193,907
WESCO International, Inc.(b)	1,382,329	198,806,557

		860,986,827

Water Utilities — 0.4%
Essential Utilities, Inc.	7,610,689	261,274,953

Total Long-Term Investments — 99.3% (Cost: $63,329,536,901)		70,359,091,626

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	3,733,299,806	3,734,793,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	777,350,463	777,350,463

Total Short-Term Securities — 6.4% (Cost: $4,509,869,176)		4,512,143,589

Total Investments — 105.7% (Cost: $67,839,406,077)		74,871,235,215

Liabilities in Excess of Other Assets — (5.7)%		(4,066,581,769)

Net Assets — 100.0%		$70,804,653,446

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,068,703,325	$—		$(334,343,042	)(a)	$179,859	$252,984	$3,734,793,126	3,733,299,806	$8,486,238	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	225,712,057	551,638,406	(a)	—		—	—	777,350,463	777,350,463	5,628,797		—

						$179,859	$252,984	$4,512,143,589		$14,115,035		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Mid 400 E-Mini Index	497	12/15/23	$125,264	$(835,170)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$265,228,009	$(10,247,014	)(c)	$255,341,230	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/28	18,699,546	(119,882	)(e)	18,576,656	0.0	(f)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/24	28,216,137	534,935	(h)	28,754,159	0.0	(f)

					$(9,831,961)		$302,672,045

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(360,235) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $3,008 of net dividends, payable for referenced securities purchased and financing fees.
(f)	Rounds to less than 0.1%.
(h)	Amount includes $(3,087) of net dividends, payable for referenced securities purchased and financing fees.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	349,121	$7,408,347	2.9%

Insurance
Fidelity National Financial, Inc.	5,869,426	242,407,294	94.9

Software
Envestnet, Inc.	125,496	5,525,589	2.2

Net Value of Reference Entity — Goldman Sachs Bank USA		$255,341,230

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	399,296	$8,473,061	45.6%

	Shares	Value	% of Basket Value

Consumer Finance
Fidelity National Financial, Inc.	33,719	$899,623	4.8%

Financial Services
Western Union Co. (The)	650,674	8,575,883	46.2

Specialized REITs
Gaming & Leisure Properties, Inc.	13,789	628,089	3.4

Net Value of Reference Entity — HSBC Bank PLC		$18,576,656

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Cadence Bank	256,623	$5,445,540	18.9%

Financial Services
Western Union Co. (The)	1,768,484	23,308,619	81.1

Net Value of Reference Entity — JPMorgan Chase Bank NA		$28,754,159

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$534,935	$(10,366,896)

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$534,935	$—	$—	$—	$534,935

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$835,170	$—	$—	$—	$835,170
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	10,366,896	—	—	—	10,366,896

	$—	$—	$11,202,066	$—	$—	$—	$11,202,066

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,802,161	$—	$—	$—	$8,802,161
Swaps	—	—	(5,638,567)	—	—	—	(5,638,567)

	$—	$—	$3,163,594	$—	$—	$—	$3,163,594

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(8,346,494)	$—	$—	$—	$(8,346,494)
Swaps	—	—	(7,431,220)	—	—	—	(7,431,220)

	$—	$—	$(15,777,714)	$—	$—	$—	$(15,777,714)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$169,850,195
Total return swaps
Average notional amount	$185,601,755

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$546,700
Swaps — OTC(a)	534,935	10,366,896

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$534,935	$10,913,596

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(546,700)

Total derivative assets and liabilities subject to an MNA	$534,935	$10,366,896

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Mid-Cap ETF

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

JPMorgan Chase Bank N.A.	$534,935	$—	$—	$(534,935)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)

Goldman Sachs Bank USA	$10,247,014	$—	$—	$(10,247,014)	$—
HSBC Bank PLC	119,882	—	—	(119,882)	—

	$10,366,896	$—	$—	$(10,366,896)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$70,359,091,626	$—	$—	$70,359,091,626
Short-Term Securities
Money Market Funds	4,512,143,589	—	—	4,512,143,589

	$74,871,235,215	$—	$—	$74,871,235,215

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$534,935	$—	$534,935
Liabilities
Equity Contracts	(835,170)	(10,366,896)	—	(11,202,066)

	$(835,170)	$(9,831,961)	$—	$(10,667,131)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)(b)(c)	2,244,253	$133,600,381
AeroVironment, Inc.(a)(b)(c)	1,769,978	197,405,646
Kaman Corp.(a)	1,911,813	37,567,125
Mercury Systems, Inc.(a)(b)(c)	3,457,387	128,234,484
Moog, Inc., Class A(a)	1,939,246	219,057,228
National Presto Industries, Inc.(a)	358,197	25,954,955
Triumph Group, Inc.(a)(b)(c)	4,076,599	31,226,748

		773,046,567

Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	1,734,929	119,259,019
Hub Group, Inc., Class A(a)(b)(c)	2,121,068	166,588,681

		285,847,700

Automobile Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,908,911	57,418,694
Dana, Inc.(a)	8,673,296	127,237,252
Dorman Products, Inc.(a)(b)(c)	1,913,397	144,958,957
Gentherm, Inc.(a)(b)(c)	2,227,473	120,862,685
LCI Industries(a)	1,709,820	200,767,064
Patrick Industries, Inc.(a)	1,409,715	105,813,208
Phinia, Inc.(a)	3,174,255	85,038,291
Standard Motor Products, Inc.(a)	1,261,508	42,411,899
XPEL, Inc.(a)(b)(c)	1,436,077	110,735,897

		995,243,947

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	2,039,772	121,264,445

Banks — 8.6%
Ameris Bancorp(a)	4,388,018	168,456,011
Atlantic Union Bankshares Corp.(a)	4,835,564	139,167,532
Axos Financial, Inc.(a)(b)(c)	3,541,918	134,097,015
Banc of California, Inc.(a)	3,537,836	43,798,410
BancFirst Corp.	978,628	84,876,406
Bancorp, Inc. (The)(a)(b)(c)	3,664,987	126,442,051
Bank of Hawaii Corp.(a)	2,678,398	133,089,597
BankUnited, Inc.(a)	4,991,757	113,312,884
Banner Corp.(a)	2,319,074	98,282,356
Berkshire Hills Bancorp, Inc.(a)	2,953,723	59,222,146
Brookline Bancorp, Inc.(a)	5,986,919	54,540,832
Capitol Federal Financial, Inc.(a)	8,541,161	40,741,338
Cathay General Bancorp	3,421,989	118,948,338
Central Pacific Financial Corp.(a)	1,597,517	26,646,584
City Holding Co.(a)	1,013,316	91,553,101
Community Bank System, Inc.(a)	3,589,821	151,526,344
Customers Bancorp, Inc.(a)(b)(c)	1,901,405	65,503,402
CVB Financial Corp.(a)	8,938,467	148,110,398
Dime Community Bancshares, Inc.(a)	2,361,096	47,127,476
Eagle Bancorp, Inc.(a)	2,019,153	43,310,832
FB Financial Corp.(a)	2,370,555	67,228,940
First BanCorp/Puerto Rico(a)	11,950,930	160,859,518
First Bancorp/Southern Pines NC(a)	2,774,520	78,074,993
First Commonwealth Financial Corp.(a)	6,914,751	84,429,110
First Financial Bancorp(a)	6,423,117	125,893,093
First Hawaiian, Inc.(a)	8,615,920	155,517,356
Fulton Financial Corp.(a)	9,435,149	114,259,654
Hanmi Financial Corp.(a)	2,058,503	33,409,504
Heritage Financial Corp.(a)	2,349,768	38,324,716
Hilltop Holdings, Inc.	3,088,359	87,585,861
Hope Bancorp, Inc.(a)	8,105,383	71,732,640
Independent Bank Corp.(a)	2,962,999	145,453,621

Security	Shares	Value

Banks (continued)
Independent Bank Group, Inc.(a)	2,425,143	$95,914,406
Lakeland Financial Corp.(a)	1,717,164	81,496,603
National Bank Holdings Corp., Class A(a)	2,529,282	75,271,432
NBT Bancorp, Inc.(a)	3,173,060	100,554,271
Northfield Bancorp, Inc.(a)	2,672,944	25,259,321
Northwest Bancshares, Inc.(a)	8,581,892	87,792,755
OFG Bancorp(a)	3,182,158	95,019,238
Pacific Premier Bancorp, Inc.(a)	6,475,515	140,907,206
PacWest Bancorp(c)	5,547,720	43,882,465
Park National Corp.(a)	970,643	91,745,176
Pathward Financial, Inc.(a)(c)	1,770,856	81,618,753
Preferred Bank	626,312	38,987,922
Provident Financial Services, Inc.(a)	5,100,613	77,988,373
Renasant Corp.(a)	3,790,534	99,274,085
S&T Bancorp, Inc.(a)	2,582,211	69,926,274
Seacoast Banking Corp. of Florida(a)	5,745,254	126,165,778
ServisFirst Bancshares, Inc.(a)	3,307,064	172,529,529
Simmons First National Corp., Class A(a)	8,480,581	143,830,654
Southside Bancshares, Inc.(a)	1,947,052	55,880,392
Stellar Bancorp, Inc.(a)	3,167,734	67,536,089
Tompkins Financial Corp.(a)	844,210	41,357,848
Triumph Financial, Inc.(a)(b)(c)	1,461,526	94,692,270
TrustCo Bank Corp.(a)	1,288,670	35,167,804
Trustmark Corp.(a)	4,123,624	89,606,350
United Community Banks, Inc.(a)	8,025,301	203,922,898
Veritex Holdings, Inc.(a)	3,643,425	65,399,479
Washington Federal, Inc.(a)	4,342,121	111,245,140
Westamerica BanCorp(a)	1,799,266	77,818,254
WSFS Financial Corp.(a)	4,109,647	150,002,115

		5,692,314,939

Beverages — 0.3%
MGP Ingredients, Inc.(c)	1,055,342	111,317,474
National Beverage Corp.(b)	1,575,750	74,091,765

		185,409,239

Biotechnology — 1.5%
Arcus Biosciences, Inc.(b)(c)	3,621,803	65,011,364
Avid Bioservices, Inc.(a)(b)(c)	4,237,170	39,998,885
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,764,405	79,075,894
Cytokinetics, Inc.(a)(b)(c)	6,481,567	190,946,964
Dynavax Technologies Corp.(a)(b)(c)	8,696,061	128,440,821
Ironwood Pharmaceuticals, Inc., Class A(a)(b)(c)	9,276,758	89,335,180
iTeos Therapeutics, Inc.(b)(c)	1,788,938	19,588,871
Myriad Genetics, Inc.(a)(b)(c)	5,528,531	88,677,637
REGENXBIO, Inc.(a)(b)(c)	2,730,585	44,945,429
Vericel Corp.(a)(b)(c)	3,216,665	107,822,611
Vir Biotechnology, Inc.(b)(c)	5,801,073	54,356,054
Xencor, Inc.(a)(b)(c)	4,092,423	82,462,323

		990,662,033

Building Products — 2.0%
AAON, Inc.(a)(c)	4,581,925	260,574,075
American Woodmark Corp.(a)(b)(c)	1,105,732	83,604,397
Apogee Enterprises, Inc.(a)	1,490,644	70,179,520
AZZ, Inc.(a)(c)	1,688,809	76,975,914
Gibraltar Industries, Inc.(a)(b)	2,054,155	138,676,004
Griffon Corp.(a)	2,765,042	109,689,216
Hayward Holdings, Inc.(b)	8,488,266	119,684,551
Insteel Industries, Inc.(a)(c)	1,312,053	42,589,240
Masterbrand, Inc.(a)(b)(c)	8,620,835	104,743,145
PGT Innovations, Inc.(a)(b)(c)	3,939,713	109,327,036

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Quanex Building Products Corp.(a)(c)	2,224,890	$62,675,151
Resideo Technologies, Inc.(a)(b)(c)	9,969,185	157,513,123

		1,336,231,372

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A	2,853,109	106,763,339
Avantax, Inc.(a)(b)	2,483,784	63,535,195
B Riley Financial, Inc.	1,114,626	45,688,520
Brightsphere Investment Group, Inc.(a)(c)	2,186,859	42,403,196
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,684,228	94,788,352
Moelis & Co., Class A	2,595,833	117,149,943
Piper Sandler Cos.(a)	1,013,710	147,302,200
StoneX Group, Inc.(a)(b)(c)	1,207,463	117,027,314
Virtus Investment Partners, Inc.(a)	460,448	93,005,892
WisdomTree, Inc.(a)	7,719,414	54,035,898

		881,699,849

Chemicals — 2.8%
AdvanSix, Inc.(a)	1,837,336	57,104,403
American Vanguard Corp.(a)(c)	1,840,976	20,121,868
Balchem Corp.(a)	2,176,776	270,007,295
Hawkins, Inc.(a)	1,296,458	76,296,553
HB Fuller Co.(a)(c)	3,637,184	249,547,194
Ingevity Corp.(a)(b)(c)	2,274,549	108,291,278
Innospec, Inc.(a)	1,678,895	171,583,069
Koppers Holdings, Inc.(a)(c)	1,409,312	55,738,290
Livent Corp.(a)(b)(c)	12,133,959	223,386,185
Mativ Holdings, Inc.(a)	3,694,806	52,687,934
Minerals Technologies, Inc.(a)	2,197,292	120,323,710
Quaker Chemical Corp.(a)(c)	935,639	149,702,240
Sensient Technologies Corp.(a)	2,852,622	166,821,335
Stepan Co.(a)	1,433,628	107,479,091

		1,829,090,445

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	4,466,026	178,685,700
Brady Corp., Class A, NVS	3,099,870	170,244,860
CoreCivic, Inc.(a)(b)	7,670,303	86,290,909
Deluxe Corp.(a)	2,944,886	55,628,897
Enviri Corp.(a)(b)(c)	5,389,818	38,914,486
GEO Group, Inc. (The)(a)(b)	8,514,099	69,645,330
Healthcare Services Group, Inc.(a)	5,011,661	52,271,624
HNI Corp.(a)	3,142,871	108,837,623
Interface, Inc., Class A(a)(c)	3,925,715	38,511,264
Liquidity Services, Inc.(b)(c)	1,513,760	26,672,451
Matthews International Corp., Class A(a)(c)	2,057,116	80,042,384
MillerKnoll, Inc.(a)	5,111,137	124,967,300
OPENLANE, Inc.(a)(b)(c)	7,390,122	110,260,620
Pitney Bowes, Inc.	7,894,604	23,841,704
UniFirst Corp.(a)(c)	1,019,787	166,235,479
Viad Corp.(a)(b)(c)	1,411,013	36,968,541

		1,368,019,172

Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(a)	4,783,642	39,369,374
Clearfield, Inc.(a)(b)(c)	877,588	25,151,672
Digi International, Inc.(a)(b)(c)	2,428,522	65,570,094
Extreme Networks, Inc.(b)(c)	5,838,562	141,351,586
Harmonic, Inc.(a)(b)(c)	7,556,173	72,765,946
NetScout Systems, Inc.(a)(b)(c)	4,871,261	136,492,733
Viasat, Inc.(b)(c)	5,067,078	93,538,260
Viavi Solutions, Inc.(a)(b)(c)	15,019,218	137,275,653

		711,515,318

Security	Shares	Value

Construction & Engineering — 1.6%
Arcosa, Inc.(a)	3,292,302	$236,716,514
Comfort Systems U.S.A., Inc.(a)(c)	2,415,118	411,560,258
Dycom Industries, Inc.(a)(b)(c)	1,979,955	176,215,995
Granite Construction, Inc.(a)	2,965,367	112,743,253
MYR Group, Inc.(a)(b)(c)	1,128,220	152,038,927

		1,089,274,947

Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	1,781,705	60,934,311
Encore Capital Group, Inc.(a)(b)(c)	1,585,642	75,730,262
Enova International, Inc.(a)(b)(c)	2,078,661	105,741,485
EZCORP, Inc., Class A, NVS(b)(c)	3,520,433	29,043,572
Green Dot Corp., Class A(a)(b)(c)	3,019,896	42,067,151
Navient Corp.	5,911,379	101,793,946
PRA Group, Inc.(a)(b)(c)	2,650,923	50,924,231
PROG Holdings, Inc.(a)(b)(c)	3,086,222	102,493,433
World Acceptance Corp.(b)(c)	230,390	29,273,353

		598,001,744

Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)(a)	2,126,125	109,516,699
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,383,523	50,483,017
PriceSmart, Inc.(a)	1,739,973	129,506,190
SpartanNash Co.(a)	2,345,666	51,604,652
United Natural Foods, Inc.(a)(b)(c)	3,956,542	55,945,504

		397,056,062

Containers & Packaging — 0.3%
Myers Industries, Inc.(a)	2,487,113	44,593,936
O-I Glass, Inc.(a)(b)(c)	10,469,291	175,151,238

		219,745,174

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)(b)(c)	2,804,947	120,191,979
Frontdoor, Inc.(a)(b)	5,424,235	165,927,349
Mister Car Wash, Inc.(b)(c)	6,123,363	33,739,730
Perdoceo Education Corp.(a)	4,429,797	75,749,529
Strategic Education, Inc.(a)	1,486,147	111,832,562
Stride, Inc.(a)(b)(c)	2,731,467	122,997,959

		630,439,108

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.(a)	4,903,440	82,034,551
American Assets Trust, Inc.(a)	3,279,978	63,795,572
Armada Hoffler Properties, Inc.(a)	4,590,973	47,011,564
Essential Properties Realty Trust, Inc.(a)	10,533,380	227,837,009
Global Net Lease, Inc.	8,365,926	80,396,549

		501,075,245

Diversified Telecommunication Services — 0.4%
ATN International, Inc.	716,850	22,623,786
Cogent Communications Holdings, Inc.(a)	2,937,475	181,829,702
Consolidated Communications Holdings, Inc.(b)(c)	5,042,638	17,245,822
Lumen Technologies, Inc.(b)(c)	47,061,267	66,826,999

		288,526,309

Electric Utilities — 0.3%
Otter Tail Corp.(a)	2,816,232	213,808,333

Electrical Equipment — 0.4%
Encore Wire Corp.(a)(c)	1,134,637	207,025,867
Powell Industries, Inc.(a)	616,624	51,118,130
SunPower Corp.(b)(c)	5,801,353	35,794,348

		293,938,345

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.(a)(c)	2,542,114	$262,142,796
Arlo Technologies, Inc.(a)(b)(c)	6,350,318	65,408,275
Badger Meter, Inc.(a)(c)	1,979,490	284,789,226
Benchmark Electronics, Inc.(a)	2,408,395	58,427,663
CTS Corp.(a)	2,118,645	88,432,242
ePlus, Inc.(a)(b)(c)	1,818,788	115,529,414
Fabrinet(a)(b)(c)	2,450,699	408,335,467
Insight Enterprises, Inc.(a)(b)(c)	2,041,542	297,044,361
Itron, Inc.(a)(b)(c)	3,069,356	185,941,586
Knowles Corp.(a)(b)(c)	6,153,799	91,137,763
Methode Electronics, Inc.(a)	2,431,345	55,556,233
OSI Systems, Inc.(a)(b)(c)	1,039,079	122,652,885
PC Connection, Inc.	762,561	40,705,506
Plexus Corp.(a)(b)(c)	1,855,454	172,520,113
Rogers Corp.(a)(b)(c)	1,131,218	148,721,230
Sanmina Corp.(a)(b)(c)	3,863,837	209,729,072
ScanSource, Inc.(a)(b)(c)	1,681,167	50,956,172
TTM Technologies, Inc.(a)(b)(c)	7,013,099	90,328,715

		2,748,358,719

Energy Equipment & Services — 2.5%
Archrock, Inc.(a)	9,298,503	117,161,138
Bristow Group, Inc.(a)(b)(c)	1,618,076	45,581,201
Core Laboratories, Inc.(a)(c)	3,151,698	75,672,269
Dril-Quip, Inc.(a)(b)(c)	2,307,393	64,999,261
Helix Energy Solutions Group, Inc.(a)(b)(c)	9,571,864	106,917,721
Helmerich & Payne, Inc.(a)	6,713,095	283,024,085
Liberty Energy, Inc., Class A(a)	10,469,137	193,888,417
Nabors Industries Ltd.(a)(b)	605,785	74,596,365
Oceaneering International, Inc.(a)(b)(c)	6,804,429	175,009,914
Oil States International, Inc.(a)(b)(c)	4,316,292	36,127,364
Patterson-UTI Energy, Inc.(a)(c)	21,648,510	299,615,378
ProPetro Holding Corp.(a)(b)(c)	5,862,796	62,321,521
RPC, Inc.(c)	5,750,190	51,406,699
U.S. Silica Holdings, Inc.(a)(b)(c)	5,206,717	73,102,307

		1,659,423,640

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)(c)	7,309,059	134,121,233
Madison Square Garden Sports Corp., Class A(a)	1,124,831	198,307,705
Marcus Corp. (The)(a)(c)	1,662,371	25,766,751

		358,195,689

Financial Services — 1.4%
EVERTEC, Inc.(a)	4,363,732	162,243,556
Jackson Financial, Inc., Class A	1,405,238	53,708,196
Mr. Cooper Group, Inc.(a)(b)(c)	4,476,926	239,784,157
NMI Holdings, Inc., Class A(a)(b)	5,555,419	150,496,301
Payoneer Global, Inc.(b)	14,803,769	90,599,066
Radian Group, Inc.	2,974,461	74,688,716
Walker & Dunlop, Inc.(a)	2,251,375	167,142,080

		938,662,072

Food Products — 1.9%
B&G Foods, Inc.(a)	4,884,563	48,308,328
Calavo Growers, Inc.(a)	1,201,609	30,316,595
Cal-Maine Foods, Inc.(a)	2,744,538	132,890,530
Fresh Del Monte Produce, Inc.	2,274,237	58,766,284
Hain Celestial Group, Inc. (The)(a)(b)(c)	6,043,846	62,674,683
Hostess Brands, Inc., Class A(a)(b)(c)	8,973,517	298,907,851
J & J Snack Foods Corp.(a)	1,041,934	170,512,499
John B Sanfilippo & Son, Inc.(a)	604,816	59,755,821
Simply Good Foods Co. (The)(a)(b)	6,116,405	211,138,301

Security	Shares	Value

Food Products (continued)
Tootsie Roll Industries, Inc.(c)	1,175,755	$35,108,044
TreeHouse Foods, Inc.(a)(b)(c)	3,463,982	150,960,336

		1,259,339,272

Gas Utilities — 0.3%
Chesapeake Utilities Corp.(a)(c)	1,201,609	117,457,280
Northwest Natural Holding Co.(a)	2,436,759	92,986,723

		210,444,003

Ground Transportation — 0.7%
ArcBest Corp.(a)(c)	1,622,112	164,887,685
Heartland Express, Inc.(c)	3,094,664	45,460,614
Marten Transport Ltd.(c)	3,897,341	76,816,591
RXO, Inc.(a)(b)(c)	7,898,354	155,834,524

		442,999,414

Health Care Equipment & Supplies — 2.5%
Artivion, Inc.(a)(b)(c)	2,633,753	39,927,695
Avanos Medical, Inc.(a)(b)(c)	3,164,722	63,990,679
CONMED Corp.(a)(c)	2,075,496	209,313,772
Embecta Corp.(a)	3,871,891	58,271,960
Glaukos Corp.(a)(b)(c)	3,284,738	247,176,534
Integer Holdings Corp.(a)(b)(c)	2,248,880	176,379,658
LeMaitre Vascular, Inc.(a)	1,337,791	72,882,854
Merit Medical Systems, Inc.(a)(b)(c)	3,891,389	268,583,669
Omnicell, Inc.(a)(b)(c)	3,052,607	137,489,419
OraSure Technologies, Inc.(a)(b)(c)	4,960,489	29,415,700
Orthofix Medical, Inc.(a)(b)(c)	2,481,952	31,917,903
STAAR Surgical Co.(a)(b)(c)	3,274,599	131,573,388
Tandem Diabetes Care, Inc.(a)(b)(c)	4,393,890	91,261,095
UFP Technologies, Inc.(a)(b)(c)	474,820	76,659,689
Varex Imaging Corp.(a)(b)(c)	2,727,675	51,253,013

		1,686,097,028

Health Care Providers & Services — 3.1%
AdaptHealth Corp.(b)(c)	5,517,327	50,207,676
Addus HomeCare Corp.(a)(b)(c)	1,094,793	93,265,416
Agiliti, Inc.(b)(c)	2,378,962	15,439,463
AMN Healthcare Services, Inc.(a)(b)(c)	2,564,866	218,475,286
Apollo Medical Holdings, Inc.(a)(b)(c)	2,842,463	87,689,984
Community Health Systems, Inc.(a)(b)(c)	8,595,953	24,928,264
CorVel Corp.(b)(c)	612,412	120,430,820
Cross Country Healthcare, Inc.(a)(b)(c)	2,272,268	56,329,524
Enhabit, Inc.(a)(b)(c)	3,383,975	38,069,719
Ensign Group, Inc. (The)(a)(c)	3,794,573	352,629,669
Fulgent Genetics, Inc.(b)(c)	1,373,990	36,740,493
ModivCare, Inc.(a)(b)(c)	834,386	26,291,503
NeoGenomics, Inc.(a)(b)(c)	8,613,750	105,949,125
Owens & Minor, Inc.(a)(b)	5,167,168	83,501,435
Pediatrix Medical Group, Inc.(a)(b)(c)	5,589,935	71,048,074
Premier, Inc., Class A(a)	8,039,870	172,857,205
Privia Health Group, Inc.(a)(b)(c)	6,893,949	158,560,827
RadNet, Inc.(b)(c)	3,215,114	90,634,064
Select Medical Holdings Corp.(a)	7,039,211	177,880,862
U.S. Physical Therapy, Inc.(a)	1,011,885	92,820,211

		2,073,749,620

Health Care REITs — 0.5%
CareTrust REIT, Inc.(a)	6,716,374	137,685,667
Community Healthcare Trust, Inc.(a)	1,668,094	49,542,392
LTC Properties, Inc.(a)	2,795,825	89,829,857
Universal Health Realty Income Trust(a)	859,328	34,742,631

		311,800,547

Health Care Technology — 0.7%
Certara, Inc.(b)(c)	7,227,740	105,091,340

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
HealthStream, Inc.(a)(c)	1,636,898	$35,324,259
NextGen Healthcare, Inc.(a)(b)(c)	3,665,141	86,973,796
Schrodinger, Inc.(a)(b)(c)	3,683,943	104,145,069
Simulations Plus, Inc.(a)(c)	1,076,345	44,883,587
Veradigm, Inc.(a)(b)(c)	7,376,957	96,933,215

		473,351,266

Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.(a)	14,366,635	220,384,181
Chatham Lodging Trust(a)	3,301,157	31,592,072
DiamondRock Hospitality Co.(a)(c)	14,153,487	113,652,501
Pebblebrook Hotel Trust(a)(c)	8,135,997	110,568,199
Service Properties Trust(a)	11,171,759	85,910,827
Summit Hotel Properties, Inc.(a)	7,268,666	42,158,263
Sunstone Hotel Investors, Inc.(a)	13,988,626	130,793,653
Xenia Hotels & Resorts, Inc.(a)	7,241,982	85,310,548

		820,370,244

Hotels, Restaurants & Leisure — 2.1%
BJ’s Restaurants, Inc.(a)(b)	1,593,023	37,372,320
Bloomin’ Brands, Inc.(a)	5,880,581	144,603,487
Brinker International, Inc.(a)(b)(c)	2,990,821	94,480,035
Cheesecake Factory, Inc. (The)(a)	3,185,065	96,507,469
Chuy’s Holdings, Inc.(a)(b)(c)	1,218,269	43,346,011
Cracker Barrel Old Country Store, Inc.(a)	1,495,647	100,507,478
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,319,854	85,996,988
Dine Brands Global, Inc.(a)	1,049,953	51,920,176
Golden Entertainment, Inc.(a)	1,461,780	49,963,640
Jack in the Box, Inc.(a)	1,357,638	93,758,480
Monarch Casino & Resort, Inc.	904,779	56,186,776
Papa John’s International, Inc.(a)(c)	2,210,323	150,788,235
Sabre Corp.(a)(b)(c)	22,438,168	100,747,374
Shake Shack, Inc., Class A(a)(b)(c)	2,531,161	146,984,519
Six Flags Entertainment Corp.(a)(b)	4,835,887	113,691,703

		1,366,854,691

Household Durables — 3.1%
Cavco Industries, Inc.(a)(b)(c)	544,841	144,742,460
Century Communities, Inc.(a)	1,924,102	128,491,532
Ethan Allen Interiors, Inc.(a)	1,540,757	46,068,634
Green Brick Partners, Inc.(b)(c)	1,715,763	71,221,322
Installed Building Products, Inc.(a)	1,592,145	198,842,989
iRobot Corp.(a)(b)(c)	1,863,066	70,610,201
La-Z-Boy, Inc.(a)	2,924,535	90,309,641
LGI Homes, Inc.(a)(b)(c)	1,383,099	137,604,520
M/I Homes, Inc.(a)(b)(c)	1,876,924	157,736,693
MDC Holdings, Inc.(a)	4,026,538	166,014,162
Meritage Homes Corp.(a)	2,482,293	303,807,840
Newell Brands, Inc.(a)	25,728,592	232,329,186
Sonos, Inc.(a)(b)(c)	8,664,364	111,856,939
Tri Pointe Homes, Inc.(a)(b)(c)	6,683,850	182,803,297

		2,042,439,416

Household Products — 0.7%
Central Garden & Pet Co.(a)(b)(c)	643,834	28,418,833
Central Garden & Pet Co., Class A, NVS(b)	2,767,946	110,966,955
Energizer Holdings, Inc.(a)	4,488,636	143,815,897
WD-40 Co.(a)(c)	915,743	186,115,607

		469,317,292

Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	1,893,194	143,239,058
LXP Industrial Trust(a)	19,756,083	175,829,139

		319,068,197

Security	Shares	Value

Insurance — 2.6%
Ambac Financial Group, Inc.(b)(c)	2,217,455	$26,742,507
American Equity Investment Life Holding Co.(a)(b)	4,176,339	224,018,824
AMERISAFE, Inc.(a)	1,294,976	64,839,448
Assured Guaranty Ltd.(a)	3,756,918	227,368,677
Employers Holdings, Inc.(a)	1,726,870	68,988,456
Genworth Financial, Inc., Class A(a)(b)(c)	29,816,208	174,722,979
Goosehead Insurance, Inc., Class A(a)(b)(c)	1,614,471	120,326,524
HCI Group, Inc.	406,511	22,069,482
Horace Mann Educators Corp.(a)	2,732,195	80,271,889
James River Group Holdings Ltd.(a)	2,544,137	39,052,503
Lincoln National Corp.	7,525,199	185,797,163
Mercury General Corp.	1,794,465	50,298,854
Palomar Holdings, Inc.(a)(b)(c)	1,670,511	84,778,433
ProAssurance Corp.(a)	3,425,318	64,704,257
Safety Insurance Group, Inc.(a)	998,712	68,102,171
SiriusPoint Ltd.(b)(c)	5,973,873	60,754,288
Stewart Information Services Corp.(a)	1,833,755	80,318,469
Trupanion, Inc.(a)(b)(c)	2,402,248	67,743,394
United Fire Group, Inc.(a)	1,432,376	28,289,426

		1,739,187,744

Interactive Media & Services — 0.9%
Cargurus, Inc., Class A(a)(b)(c)	5,858,762	102,645,510
Cars.com, Inc.(a)(b)(c)	4,173,589	70,366,711
QuinStreet, Inc.(a)(b)(c)	3,473,753	31,159,564
Shutterstock, Inc.	1,632,083	62,100,758
TripAdvisor, Inc.(a)(b)(c)	7,269,053	120,520,899
Yelp, Inc.(a)(b)(c)	4,639,412	192,953,145

		579,746,587

IT Services — 0.2%
Perficient, Inc.(a)(b)(c)	2,350,624	136,007,105

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	1,196,602	62,366,896
Vista Outdoor, Inc.(a)(b)(c)	3,916,355	129,709,678

		192,076,574

Life Sciences Tools & Services — 0.4%
BioLife Solutions, Inc.(a)(b)(c)	2,320,391	32,044,600
Cytek Biosciences, Inc.(b)(c)	6,726,101	37,128,078
Fortrea Holdings, Inc.(a)(b)(c)	5,982,062	171,027,153
Mesa Laboratories, Inc.(a)(c)	345,682	36,320,808
OmniAb, Inc., 12.50 Earnout Shares(d)	450,637	—
OmniAb, Inc., 15.00 Earnout Shares(d)	450,637	—

		276,520,639

Machinery — 5.0%
3D Systems Corp.(a)(b)(c)	9,018,673	44,281,684
Alamo Group, Inc.(a)	697,420	120,556,021
Albany International Corp., Class A(a)(c)	2,105,135	181,631,048
Astec Industries, Inc.(a)	1,535,139	72,320,398
Barnes Group, Inc.(a)	3,418,211	116,116,628
CIRCOR International, Inc.(a)(b)	1,376,674	76,749,575
Enerpac Tool Group Corp., Class A(a)(c)	3,787,995	100,116,708
EnPro Industries, Inc.(a)	1,411,390	171,046,354
ESCO Technologies, Inc.(a)	1,740,809	181,810,092
Federal Signal Corp.(a)(c)	4,118,110	245,974,710
Franklin Electric Co., Inc.(a)	2,686,158	239,685,878
Greenbrier Cos., Inc. (The)(a)	2,086,780	83,471,200
Hillenbrand, Inc.(a)	4,720,502	199,724,440
John Bean Technologies Corp.(a)(c)	2,149,632	226,012,308
Kennametal, Inc.(a)	5,381,891	133,901,448
Lindsay Corp.(a)	743,298	87,471,309

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Mueller Industries, Inc.(a)	3,833,596	$288,133,075
Proto Labs, Inc.(a)(b)(c)	1,761,847	46,512,761
SPX Technologies, Inc.(a)(b)(c)	3,078,136	250,560,270
Standex International Corp.(a)	800,015	116,554,185
Tennant Co.(a)	1,254,674	93,034,077
Titan International, Inc.(a)(b)(c)	3,472,841	46,640,255
Trinity Industries, Inc.(a)	5,526,589	134,572,442
Wabash National Corp.(a)(c)	3,173,239	67,018,808

		3,323,895,674

Marine Transportation — 0.3%
Matson, Inc.(a)	2,382,635	211,387,377

Media — 0.6%
AMC Networks, Inc., Class A(a)(b)(c)	2,055,336	24,211,858
DISH Network Corp., Class A(a)(b)(c)	16,766,523	98,251,825
EW Scripps Co. (The), Class A, NVS(a)(b)(c)	3,970,408	21,757,836
John Wiley & Sons, Inc., Class A(a)	2,873,177	106,795,989
Scholastic Corp., NVS(a)	1,882,282	71,790,235
TechTarget, Inc.(a)(b)(c)	1,709,688	51,906,128
Thryv Holdings, Inc.(a)(b)(c)	2,057,529	38,619,819

		413,333,690

Metals & Mining — 1.8%
ATI, Inc.(a)(b)(c)	8,681,785	357,255,453
Carpenter Technology Corp.(a)	3,279,265	220,399,401
Century Aluminum Co.(b)(c)	3,495,659	25,133,788
Compass Minerals International, Inc.(a)	2,277,616	63,659,367
Haynes International, Inc.(a)	860,209	40,016,923
Kaiser Aluminum Corp.(a)	1,081,152	81,367,500
Materion Corp.(a)(c)	1,393,360	141,997,318
Olympic Steel, Inc.(a)	665,485	37,406,912
SunCoke Energy, Inc.(a)	5,654,948	57,397,722
TimkenSteel Corp.(a)(b)(c)	2,611,212	56,715,525
Warrior Met Coal, Inc.(c)	2,470,246	126,180,166

		1,207,530,075

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance, Inc.(a)	8,780,271	88,944,145
Arbor Realty Trust, Inc.(c)	8,089,649	122,800,872
ARMOUR Residential REIT, Inc.(a)	15,426,119	65,561,006
Blackstone Mortgage Trust, Inc., Class A(a)	11,634,126	253,042,240
Ellington Financial, Inc.(a)	4,592,288	57,265,831
Franklin BSP Realty Trust, Inc.(a)	5,551,696	73,504,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	7,233,157	153,342,928
Invesco Mortgage Capital, Inc.(a)	3,009,888	30,128,979
KKR Real Estate Finance Trust, Inc.(a)	3,919,424	46,523,563
New York Mortgage Trust, Inc.(a)(c)	6,160,890	52,305,956
PennyMac Mortgage Investment Trust(a)	5,857,781	72,636,484
Ready Capital Corp.(a)	10,667,744	107,850,892
Redwood Trust, Inc.(a)	7,708,927	54,964,650
Two Harbors Investment Corp.(a)	6,492,861	85,965,480

		1,264,837,481

Multi-Utilities — 0.3%
Avista Corp.(a)	5,167,191	167,261,973
Unitil Corp.(a)	1,087,518	46,447,894

		213,709,867

Office REITs — 1.0%
Brandywine Realty Trust(a)	11,631,073	52,805,071
Douglas Emmett, Inc.	8,150,864	104,005,025
Easterly Government Properties, Inc.(a)	6,272,327	71,692,698
Highwoods Properties, Inc.(a)	7,138,258	147,119,497
Hudson Pacific Properties, Inc.(a)	8,539,940	56,790,601

Security	Shares	Value

Office REITs (continued)
JBG SMITH Properties(a)	6,355,374	$91,898,708
SL Green Realty Corp.(a)(c)	4,315,743	160,977,214

		685,288,814

Oil, Gas & Consumable Fuels — 2.8%
California Resources Corp.(a)	4,376,793	245,144,176
Callon Petroleum Co.(a)(b)(c)	3,773,473	147,618,264
Comstock Resources, Inc.	6,204,736	68,438,238
CONSOL Energy, Inc.(a)	1,943,600	203,903,076
CVR Energy, Inc.	1,968,390	66,984,312
Dorian LPG Ltd.(a)	2,292,482	65,863,008
Green Plains, Inc.(a)(b)(c)	3,655,598	110,033,500
Northern Oil & Gas, Inc.(a)	5,652,633	227,405,426
Par Pacific Holdings, Inc.(b)(c)	2,888,579	103,815,529
REX American Resources Corp.(a)(b)(c)	1,022,092	41,619,586
SM Energy Co.(a)	8,012,072	317,678,655
Talos Energy, Inc.(a)(b)(c)	6,784,520	111,537,509
Vital Energy, Inc.(a)(b)(c)	1,130,053	62,627,537
World Kinect Corp.(a)	4,064,337	91,163,079

		1,863,831,895

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)(c)	1,128,849	40,920,776
Mercer International, Inc.	2,966,658	25,453,926
Sylvamo Corp.(a)	2,402,624	105,571,299

		171,946,001

Passenger Airlines — 0.5%
Allegiant Travel Co.(a)	1,021,301	78,497,195
Hawaiian Holdings, Inc.(a)(b)(c)	3,490,846	22,097,055
JetBlue Airways Corp.(a)(b)(c)	22,500,168	103,500,773
SkyWest, Inc.(a)(b)(c)	2,841,470	119,171,252
Sun Country Airlines Holdings, Inc.(b)(c)	2,724,140	40,426,238

		363,692,513

Personal Care Products — 1.3%
Edgewell Personal Care Co.(a)	3,430,702	126,798,746
elf Beauty, Inc.(a)(b)(c)	3,676,823	403,825,470
Inter Parfums, Inc.	1,207,761	162,250,613
Medifast, Inc.(a)	735,190	55,028,972
Nu Skin Enterprises, Inc., Class A(a)	3,373,092	71,543,281
USANA Health Sciences, Inc.(b)(c)	755,856	44,300,720

		863,747,802

Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,574,298	118,391,965
ANI Pharmaceuticals, Inc.(a)(b)(c)	1,082,577	62,854,421
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,345,124	52,413,521
Corcept Therapeutics, Inc.(a)(b)(c)	6,092,894	166,000,897
Harmony Biosciences Holdings, Inc.(b)(c)	2,268,578	74,341,301
Innoviva, Inc.(a)(b)(c)	3,870,679	50,280,120
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,101,453	65,999,064
Pacira BioSciences, Inc.(a)(b)(c)	3,133,955	96,149,739
Phibro Animal Health Corp., Class A(a)	1,374,179	17,548,266
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,344,760	191,286,824
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,685,976	101,622,358

		996,888,476

Professional Services — 1.2%
CSG Systems International, Inc.(a)	2,053,540	104,976,965
Forrester Research, Inc.(b)(c)	778,849	22,508,736
Heidrick & Struggles International, Inc.(a)	1,351,967	33,826,214
Kelly Services, Inc., Class A, NVS(c)	2,166,252	39,404,124
Korn Ferry(a)	3,617,936	171,634,884
NV5 Global, Inc.(a)(b)(c)	858,281	82,592,381
Resources Connection, Inc.(a)	2,161,397	32,226,429

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TrueBlue, Inc.(a)(b)	2,094,883	$30,731,934
TTEC Holdings, Inc.	1,281,608	33,603,762
Verra Mobility Corp., Class A(a)(b)(c)	11,460,297	214,307,554

		765,812,983

Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)(b)(c)	7,561,500	48,620,445
Cushman & Wakefield PLC(b)(c)	9,581,275	73,009,315
eXp World Holdings, Inc.(c)	5,172,829	84,006,743
Kennedy-Wilson Holdings, Inc.(a)	8,003,673	117,974,140
Marcus & Millichap, Inc.(c)	1,644,864	48,260,310
St. Joe Co. (The)	2,404,092	130,614,318

		502,485,271

Residential REITs — 0.4%
Centerspace(a)	1,009,632	60,840,424
Elme Communities(a)	5,929,562	80,879,226
NexPoint Residential Trust, Inc.(a)	1,532,940	49,330,009
Veris Residential, Inc.(a)	5,407,909	89,230,498

		280,280,157

Retail REITs — 1.9%
Acadia Realty Trust(a)	6,426,835	92,225,082
Getty Realty Corp.(a)	3,102,819	86,041,171
Macerich Co. (The)(a)	14,533,590	158,561,467
Phillips Edison & Co., Inc.(a)	7,926,587	265,857,728
Retail Opportunity Investments Corp.(a)	8,507,467	105,322,441
RPT Realty(a)	5,393,684	56,957,303
Saul Centers, Inc.	873,551	30,810,144
SITE Centers Corp.	10,042,064	123,818,649
Tanger Factory Outlet Centers, Inc.(a)(c)	7,101,509	160,494,103
Urban Edge Properties(a)	7,942,756	121,206,457
Whitestone REIT(a)	3,177,421	30,598,564

		1,231,893,109

Semiconductors & Semiconductor Equipment — 4.3%
Alpha & Omega Semiconductor Ltd.(a)(b)	1,513,688	45,168,450
Axcelis Technologies, Inc.(a)(b)(c)	2,215,734	361,275,429
CEVA, Inc.(a)(b)(c)	1,597,115	30,968,060
Cohu, Inc.(a)(b)(c)	3,213,765	110,682,067
Diodes, Inc.(a)(b)(c)	3,088,873	243,526,747
FormFactor, Inc.(a)(b)(c)	5,243,156	183,195,871
Ichor Holdings Ltd.(a)(b)(c)	1,976,392	61,189,096
Kulicke & Soffa Industries, Inc.(a)(c)	3,812,926	185,422,591
MaxLinear, Inc.(a)(b)(c)	4,980,442	110,814,834
Onto Innovation, Inc.(a)(b)(c)	3,312,836	422,452,847
PDF Solutions, Inc.(a)(b)(c)	2,059,378	66,723,847
Photronics, Inc.(a)(b)(c)	4,221,049	85,307,400
Rambus, Inc.(a)(b)(c)	7,368,297	411,077,290
Semtech Corp.(a)(b)(c)	4,318,283	111,195,787
SiTime Corp.(a)(b)(c)	1,154,665	131,920,476
SMART Global Holdings, Inc.(a)(b)(c)	3,380,455	82,314,079
Ultra Clean Holdings, Inc.(a)(b)(c)	3,017,891	89,540,826
Veeco Instruments, Inc.(a)(b)(c)	3,804,338	106,939,941

		2,839,715,638

Software — 2.7%
A10 Networks, Inc.(a)	4,703,536	70,694,146
Adeia, Inc.(a)	7,007,031	74,835,091
Agilysys, Inc.(a)(b)(c)	1,369,467	90,603,937
Alarm.com Holdings, Inc.(a)(b)(c)	3,369,542	206,013,798
Cerence, Inc.(a)(b)(c)	2,723,151	55,470,586
Consensus Cloud Solutions, Inc.(a)(b)(c)	1,238,482	31,184,977
Digital Turbine, Inc.(a)(b)(c)	6,113,441	36,986,318
DoubleVerify Holdings, Inc.(a)(b)(c)	8,477,011	236,932,457

Security	Shares	Value

Software (continued)
Ebix, Inc.(a)(c)	1,667,153	$16,471,472
InterDigital, Inc.(a)	1,782,938	143,062,945
LiveRamp Holdings, Inc.(a)(b)	4,468,987	128,885,585
N-able, Inc.(b)(c)	4,682,756	60,407,552
OneSpan, Inc.(a)(b)(c)	2,431,710	26,140,883
Progress Software Corp.(a)	2,927,968	153,952,557
SPS Commerce, Inc.(a)(b)(c)	2,474,598	422,191,165
Xperi, Inc.(a)(b)(c)	2,926,174	28,852,076

		1,782,685,545

Specialized REITs — 0.6%
Four Corners Property Trust, Inc.(a)	6,114,799	135,687,390
Outfront Media, Inc.(a)	9,806,085	99,041,458
Safehold, Inc.(b)(c)	3,023,348	53,815,594
Uniti Group, Inc.(a)	16,152,014	76,237,506

		364,781,948

Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,380,275	190,546,102
Academy Sports & Outdoors, Inc.(a)(c)	5,162,073	244,011,191
Advance Auto Parts, Inc.(a)	4,013,525	224,476,453
American Eagle Outfitters, Inc.(a)	12,531,564	208,149,278
America’s Car-Mart, Inc.(a)(b)(c)	405,220	36,870,968
Asbury Automotive Group, Inc.(a)(b)(c)	1,389,181	319,608,873
Boot Barn Holdings, Inc.(a)(b)(c)	2,024,990	164,408,938
Buckle, Inc. (The)	2,009,915	67,111,062
Caleres, Inc.(a)(c)	2,302,040	66,206,670
Chico’s FAS, Inc.(a)(b)(c)	8,341,670	62,395,692
Designer Brands, Inc., Class A(a)(c)	3,324,771	42,091,601
Foot Locker, Inc.(a)	5,517,105	95,721,772
Group 1 Automotive, Inc.(a)(c)	948,694	254,923,565
Guess?, Inc.(c)	1,844,726	39,919,871
Haverty Furniture Cos., Inc.(a)	907,610	26,121,016
Hibbett, Inc.(a)(c)	860,636	40,888,816
Leslie’s, Inc.(a)(b)(c)	12,430,864	70,358,690
MarineMax, Inc.(a)(b)(c)	1,346,156	44,180,840
Monro, Inc.(a)(c)	2,121,243	58,906,918
National Vision Holdings, Inc.(a)(b)(c)	5,277,012	85,382,054
ODP Corp. (The)(a)(b)(c)	2,286,386	105,516,714
Sally Beauty Holdings, Inc.(a)(b)(c)	7,281,743	61,021,006
Shoe Carnival, Inc.(c)	1,218,912	29,290,455
Signet Jewelers Ltd.(a)(c)	3,067,096	220,248,164
Sleep Number Corp.(a)(b)(c)	1,425,895	35,062,758
Sonic Automotive, Inc., Class A	1,074,924	51,338,370
Upbound Group, Inc.(a)	3,099,234	91,272,441
Urban Outfitters, Inc.(b)(c)	3,817,831	124,804,895
Victoria’s Secret & Co.(a)(b)(c)	5,208,892	86,884,319

		3,147,719,492

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.(a)(b)(c)	2,289,447	61,517,441
Corsair Gaming, Inc.(b)(c)	2,914,584	42,348,906
Xerox Holdings Corp.	7,638,018	119,840,502

		223,706,849

Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.(a)(b)(c)	2,739,752	68,274,620
Hanesbrands, Inc.(a)(c)	23,623,410	93,548,704
Kontoor Brands, Inc.(a)	3,372,529	148,087,748
Movado Group, Inc.(a)	1,055,268	28,861,580
Oxford Industries, Inc.(a)	999,067	96,040,311
Steven Madden Ltd.(a)	4,779,984	151,860,092
Wolverine World Wide, Inc.(a)	5,374,029	43,314,674

		629,987,729

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.3%
Universal Corp.(a)	1,663,420	$78,530,058
Vector Group Ltd.(a)	8,955,283	95,284,211

		173,814,269

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.(a)	2,609,837	403,506,899
Boise Cascade Co.(a)	2,673,978	275,526,693
DXP Enterprises, Inc.(a)(b)(c)	926,760	32,380,994
GMS, Inc.(a)(b)(c)	2,752,967	176,107,299
NOW, Inc.(a)(b)(c)	7,205,379	85,527,849
Veritiv Corp.(a)	914,932	154,532,015

		1,127,581,749

Water Utilities — 0.9%
American States Water Co.(a)	2,496,604	196,432,803
California Water Service Group(a)	3,895,907	184,315,360
Middlesex Water Co.(a)	1,198,295	79,387,044
SJW Group(a)	1,951,916	117,329,671

		577,464,878

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(b)(c)	4,173,958	49,795,319
Shenandoah Telecommunications Co.(a)(c)	3,395,925	69,990,014
Telephone & Data Systems, Inc.(a)	6,610,359	121,035,673

		240,821,006

Total Long-Term Investments — 97.8% (Cost: $62,294,606,860)		64,975,060,340

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(e)(f)	3,774,194,495	$3,775,704,173
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(a)(e)	1,747,150,270	1,747,150,270

Total Short-Term Securities — 8.3% (Cost: $5,520,756,958)		5,522,854,443

Total Investments — 106.1% (Cost: $67,815,363,818)		70,497,914,783

Liabilities in Excess of Other Assets — (6.1)%		(4,021,880,738)

Net Assets — 100.0%		$66,476,034,045

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

3D Systems Corp.	$102,182,418	$7,448,317	$(10,980,399)	$(12,567,878)	$(41,800,774)	$44,281,684	9,018,673	$—	$—
8x8, Inc.(a)	34,349,003	2,690,047	(24,464,675)	(106,508,755)	93,934,380	—	—	—	—
A10 Networks, Inc.	72,406,332	9,156,933	(8,737,981)	442,406	(2,573,544)	70,694,146	4,703,536	550,544	—
AAON, Inc.	296,224,899	23,023,791	(23,820,216)	9,698,773	(44,553,172)	260,574,075	4,581,925	728,993	—
AAR Corp.	130,130,171	11,871,670	(19,983,453)	4,032,654	7,549,339	133,600,381	2,244,253	—	—
Aaron’s Co., Inc.(a)	22,311,151	2,358,610	(25,150,477)	(19,683,119)	20,163,835	—	—	553,564	—
Abercrombie & Fitch Co., Class A	98,817,944	12,260,655	(21,267,504)	7,420,138	93,314,869	190,546,102	3,380,275	—	—
ABM Industries, Inc.	216,184,140	18,108,701	(32,371,776)	615,601	(23,850,966)	178,685,700	4,466,026	2,075,466	—
Academy Sports & Outdoors, Inc.	371,182,519	26,571,275	(52,107,657)	6,485,881	(108,120,827)	244,011,191	5,162,073	997,205	—
Acadia Realty Trust	95,963,864	2,323,502	(9,225,017)	(8,492,527)	11,655,260	92,225,082	6,426,835	2,343,554	—
Addus HomeCare Corp.	125,019,590	10,197,449	(16,659,779)	(659,487)	(24,632,357)	93,265,416	1,094,793	—	—
Adeia, Inc.	62,082,295	—	—	—	12,752,796	74,835,091	7,007,031	700,703	—
Adtalem Global Education, Inc.	127,926,317	11,369,743	(32,319,948)	1,792,386	11,423,481	120,191,979	2,804,947	—	—
ADTRAN Holdings, Inc.	81,436,976	4,756,429	(7,928,939)	(6,493,009)	(32,402,083)	39,369,374	4,783,642	922,309	—
Advance Auto Parts, Inc.	—	289,980,932	(16,001,178)	(1,836,479)	(47,666,822)	224,476,453	4,013,525	—	—
Advanced Energy Industries, Inc.	266,681,030	23,783,974	(42,173,900)	7,769,669	6,082,023	262,142,796	2,542,114	537,880	—
AdvanSix, Inc.	76,656,303	7,190,277	(12,491,138)	579,903	(14,830,942)	57,104,403	1,837,336	601,616	—
Aerojet Rocketdyne Holdings, Inc.(a)	309,930,501	17,956,693	(337,322,963)	113,289,725	(103,853,956)	—	—	—	—
AeroVironment, Inc.	167,676,570	16,388,697	(21,982,441)	5,526,521	29,796,299	197,405,646	1,769,978	—	—
Agilysys, Inc.	119,751,301	10,073,077	(15,779,586)	4,422,329	(27,863,184)	90,603,937	1,369,467	—	—

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Alamo Group, Inc.	$138,123,499	$12,004,206	$(21,187,191)	$4,288,338	$(12,672,831)	$120,556,021	697,420	$323,165	$—
Alarm.com Holdings, Inc.	182,914,919	17,115,262	(31,900,840)	(7,555,572)	45,440,029	206,013,798	3,369,542	—	—
Albany International Corp., Class A	202,299,869	17,853,661	(31,653,153)	4,447,976	(11,317,305)	181,631,048	2,105,135	1,112,506	—
Alexander & Baldwin, Inc.	99,630,606	8,713,820	(15,135,788)	(2,287,797)	(8,886,290)	82,034,551	4,903,440	2,292,857	—
Allegiant Travel Co.	104,538,121	10,887,845	(21,333,346)	(14,275,813)	(1,319,612)	78,497,195	1,021,301	666,274	—
Alpha & Omega Semiconductor Ltd.	43,950,060	4,843,172	(8,179,447)	(1,731,877)	6,286,542	45,168,450	1,513,688	—	—
AMC Networks, Inc., Class A	35,658,903	3,191,240	(2,844,263)	(2,443,761)	(9,350,261)	24,211,858	2,055,336	—	—
American Assets Trust, Inc.	70,755,064	6,080,303	(14,386,973)	(17,819,484)	19,166,662	63,795,572	3,279,978	2,459,692	—
American Axle & Manufacturing Holdings, Inc.	65,189,406	6,224,170	(9,387,691)	(4,870,460)	263,269	57,418,694	7,908,911	—	—
American Eagle Outfitters, Inc.	170,730,968	18,050,517	(21,690,939)	2,270,990	38,787,742	208,149,278	12,531,564	2,546,768	—
American Equity Investment Life Holding Co.	184,632,248	16,257,963	(55,560,046)	10,957,994	67,730,665	224,018,824	4,176,339	—	—
American States Water Co.	239,487,349	19,208,676	(36,131,011)	4,685,933	(30,818,144)	196,432,803	2,496,604	2,187,927	—
American Vanguard Corp.	44,332,031	3,392,515	(6,066,450)	(1,248,520)	(20,287,708)	20,121,868	1,840,976	113,526	—
American Woodmark Corp.	63,064,789	7,716,829	(15,274,030)	(1,288,445)	29,385,254	83,604,397	1,105,732	—	—
America’s Car-Mart, Inc.	33,227,486	3,749,455	(4,985,703)	(460,158)	5,339,888	36,870,968	405,220	—	—
Ameris Bancorp	173,814,150	3,872,977	(17,196,776)	(3,258,635)	11,224,295	168,456,011	4,388,018	1,335,996	—
AMERISAFE, Inc.	68,324,067	7,028,914	(12,252,496)	(1,112,545)	2,851,508	64,839,448	1,294,976	930,257	—
AMN Healthcare Services, Inc.	261,702,877	24,608,373	(83,013,021)	7,122,444	8,054,613	218,475,286	2,564,866	—	—
Amphastar Pharmaceuticals, Inc.	102,744,038	11,298,575	(18,898,732)	4,443,461	18,804,623	118,391,965	2,574,298	—	—
Andersons, Inc. (The)	93,462,493	9,472,848	(15,968,006)	3,058,144	19,491,220	109,516,699	2,126,125	802,275	—
AngioDynamics, Inc.(a)	29,484,283	2,522,880	(23,591,858)	(31,724,349)	23,309,044	—	—	—	—
ANI Pharmaceuticals, Inc.	35,360,373	14,741,820	(3,644,033)	1,249,539	15,146,722	62,854,421	1,082,577	—	—
Anika Therapeutics, Inc.(a)	30,577,724	2,113,876	(20,932,065)	(23,274,993)	11,515,458	—	—	—	—
Anywhere Real Estate, Inc.	43,897,144	4,836,409	(9,441,578)	(8,567,404)	17,895,874	48,620,445	7,561,500	—	—
Apogee Enterprises, Inc.	69,807,317	7,116,039	(12,855,377)	799,104	5,312,437	70,179,520	1,490,644	762,349	—
Apollo Commercial Real Estate Finance, Inc.	88,167,627	8,592,308	(8,570,219)	(13,012,740)	13,767,169	88,944,145	8,780,271	6,272,364	—
Apollo Medical Holdings, Inc.	N/A	9,202,207	(9,561,010)	(6,712,181)	(115,716,812)	87,689,984	2,842,463	—	—
Apple Hospitality REIT, Inc.	—	235,829,697	(3,097,499)	(117,475)	(12,230,542)	220,384,181	14,366,635	1,141,258	—
Applied Industrial Technologies, Inc.	399,375,919	33,833,956	(63,380,434)	15,135,472	18,541,986	403,506,899	2,609,837	1,934,813	—
ArcBest Corp.	162,821,305	14,845,611	(27,730,041)	6,402,643	8,548,167	164,887,685	1,622,112	413,971	—
Archrock, Inc.	95,015,517	9,435,612	(8,269,291)	(3,765,663)	24,744,963	117,161,138	9,298,503	2,928,150	—
Arconic Corp.(a)	194,186,802	11,920,916	(233,498,141)	99,041,991	(71,651,568)	—	—	—	—
Arcosa, Inc.	222,096,270	21,069,670	(37,554,872)	8,992,611	22,112,835	236,716,514	3,292,302	345,152	—
Arcus Biosciences, Inc.(b)	69,313,550	6,867,679	(10,516,052)	(3,972,397)	56,650,434	N/A	N/A	—	—
Arlo Technologies, Inc.	39,065,554	6,285,128	(7,086,828)	1,698,909	25,445,512	65,408,275	6,350,318	—	—
Armada Hoffler Properties, Inc.	58,248,207	5,355,288	(7,182,349)	(3,532,252)	(5,877,330)	47,011,564	4,590,973	1,821,189	—

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

ARMOUR Residential REIT, Inc.	$62,319,873	$34,051,324		$(5,679,825)		$(10,084,138)	$(15,046,228)	$65,561,006	15,426,119	$6,139,078		$—
Artivion, Inc.	38,495,097	4,438,939		(8,945,753)		(4,426,334)	10,365,746	39,927,695	2,633,753	—		—
Asbury Automotive Group, Inc.	338,291,310	28,805,089		(77,883,192)		18,692,383	11,703,283	319,608,873	1,389,181	—		—
Assured Guaranty Ltd.	219,398,891	21,038,764		(56,462,909)		8,595,354	34,798,577	227,368,677	3,756,918	2,391,712		—
Astec Industries, Inc.	68,264,543	6,982,293		(12,569,702)		(1,595,288)	11,238,552	72,320,398	1,535,139	423,508		—
ATI, Inc.	371,755,383	31,064,442		(61,607,060)		18,557,840	(2,515,152)	357,255,453	8,681,785	—		—
Atlantic Union Bankshares Corp.	160,737,723	6,248,635		—		—	(27,818,826)	139,167,532	4,835,564	2,878,255		—
Avanos Medical, Inc.	100,495,981	8,072,377		(12,818,711)		(5,605,232)	(26,153,736)	63,990,679	3,164,722	—		—
Avantax, Inc.	76,349,477	6,445,023		(16,488,170)		1,584,833	(4,355,968)	63,535,195	2,483,784	—		—
Avid Bioservices, Inc.	84,935,412	6,521,609		(10,320,440)		(7,392,872)	(33,744,824)	39,998,885	4,237,170	—		—
Avid Technology, Inc.	77,158,914	6,878,329		(10,102,266)		(291,337)	(12,126,199)	61,517,441	2,289,447	—		—
Avista Corp.	225,297,559	1,563,455		(6,624,595)		(2,011,852)	(50,962,594)	167,261,973	5,167,191	4,872,086		—
Axcelis Technologies, Inc.	317,914,779	32,047,064		(59,727,611)		22,466,388	48,574,809	361,275,429	2,215,734	—		—
Axos Financial, Inc.	143,594,987	7,844,736		(22,133,292)		302,941	4,487,643	134,097,015	3,541,918	—		—
AZZ, Inc.	74,597,593	7,611,238		(12,847,492)		(1,515,016)	9,129,591	76,975,914	1,688,809	605,509		—
B&G Foods, Inc.	80,873,267	6,543,289		(177,692)		(18,017,359)	(20,913,177)	48,308,328	4,884,563	1,895,622		—
Badger Meter, Inc.	259,557,610	27,643,467		(50,794,331)		15,159,472	33,223,008	284,789,226	1,979,490	1,037,713		—
Balchem Corp.	295,818,759	26,040,028		(48,039,388)		5,165,121	(8,977,225)	270,007,295	2,176,776	—		—
Banc of California, Inc.	50,130,563	499,131		(6,297,596)		(3,443,373)	2,909,685	43,798,410	3,537,836	773,660		—
Bancorp, Inc. (The)	110,908,893	1,633,883		(12,860,758)		2,759,444	24,000,589	126,442,051	3,664,987	—		—
Bank of Hawaii Corp.	—	117,392,080		(11,888,747)		1,645,871	25,940,393	133,089,597	2,678,398	1,939,431		—
BankUnited, Inc.	118,713,424	—		(6,338,465)		124,226	813,699	113,312,884	4,991,757	2,820,675		—
Banner Corp.	131,055,405	1,544,299		(5,510,262)		(2,634,077)	(26,173,009)	98,282,356	2,319,074	2,314,823		—
Barnes Group, Inc.	148,456,693	12,754,344		(22,929,487)		(5,546,268)	(16,618,654)	116,116,628	3,418,211	1,162,585		—
Benchmark Electronics, Inc.	60,719,294	6,122,443		(9,805,107)		(596,734)	1,987,767	58,427,663	2,408,395	809,821		—
Berkshire Hills Bancorp, Inc.	77,475,120	—		(2,766,451)		(982,884)	(14,503,639)	59,222,146	2,953,723	1,112,971		—
Big Lots, Inc.(a)	22,968,269	841,911		(16,724,495)		(54,047,106)	46,961,421	—	—	—		—
BioLife Solutions, Inc.	54,067,629	4,773,213		(7,095,170)		(10,249,522)	(9,451,550)	32,044,600	2,320,391	—		—
BJ’s Restaurants, Inc.	49,529,579	5,262,680		(8,181,102)		(2,322,049)	(6,916,788)	37,372,320	1,593,023	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,009,427,142	—		(234,148,791	)(c)	19,679	406,143	3,775,704,173	3,774,194,495	7,997,577	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,360,595,186	386,555,084	(c)	—		—	—	1,747,150,270	1,747,150,270	32,061,323		—
Blackstone Mortgage Trust, Inc., Class A	—	276,200,562		(3,538,782)		(147,460)	(19,472,080)	253,042,240	11,634,126	7,163,883		—
Bloomin’ Brands, Inc.	164,133,452	14,351,610		(27,940,381)		2,657,217	(8,598,411)	144,603,487	5,880,581	3,012,197		—
Boise Cascade Co.	181,861,713	19,590,983		(37,276,171)		10,006,478	101,343,690	275,526,693	2,673,978	9,549,615		—
Boot Barn Holdings, Inc.	166,546,614	16,184,289		(28,014,386)		4,036,754	5,655,667	164,408,938	2,024,990	—		—
Brandywine Realty Trust	59,150,320	2,779,355		(5,767,802)		(11,732,988)	8,376,186	52,805,071	11,631,073	4,659,485		—
Brightsphere Investment Group, Inc.	55,527,481	4,938,218		(8,462,383)		1,537,965	(11,138,085)	42,403,196	2,186,859	46,389		—
Brinker International, Inc.	122,025,676	10,664,581		(17,858,066)		(644,204)	(19,707,952)	94,480,035	2,990,821	—		—
Bristow Group, Inc.	38,410,826	4,459,542		(6,953,219)		(571,172)	10,235,224	45,581,201	1,618,076	—		—
Brookline Bancorp, Inc.	61,759,068	3,575,678		(2,320,958)		(2,441,915)	(6,031,041)	54,540,832	5,986,919	1,653,399		—
Calavo Growers, Inc.	36,920,281	4,019,749		(6,351,038)		(7,026,092)	2,753,695	30,316,595	1,201,609	244,825		—
Caleres, Inc.	56,132,878	6,266,961		(14,062,819)		(300,459)	18,170,109	66,206,670	2,302,040	358,546		—
California Resources Corp.	—	231,723,232		(45,250,793)		8,135,060	50,536,677	245,144,176	4,376,793	1,408,854		—
California Water Service Group	232,582,390	18,403,325		(23,688,917)		1,627,463	(44,608,901)	184,315,360	3,895,907	2,062,769		—
Callon Petroleum Co.	124,618,741	17,745,392		(15,297,921)		(2,889,459)	23,441,511	147,618,264	3,773,473	—		—

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Cal-Maine Foods, Inc.	$168,023,093	$15,392,545	$(16,259,505)	$524,991	$(34,790,594)	$132,890,530	2,744,538	$8,117,438	$—
Capitol Federal Financial, Inc.	62,108,969	1,259,379	(5,210,872)	(4,256,141)	(13,159,997)	40,741,338	8,541,161	1,542,108	—
Cara Therapeutics, Inc.(a)	16,036,723	440,018	(10,905,795)	(63,470,393)	57,899,447	—	—	—	—
Cardiovascular Systems, Inc.(a)	60,718,195	924,106	(62,068,808)	(46,213,982)	46,640,489	—	—	—	—
CareTrust REIT, Inc.	142,006,280	13,474,068	(22,723,262)	(449,982)	5,378,563	137,685,667	6,716,374	3,816,807	—
Cargurus, Inc., Class A	—	144,154,526	(13,268,214)	(2,483,867)	(25,756,935)	102,645,510	5,858,762	—	—
Carpenter Technology Corp.	157,860,239	16,045,299	(31,022,921)	9,159,615	68,357,169	220,399,401	3,279,265	1,397,239	—
Cars.com, Inc.	86,875,148	8,104,017	(13,817,653)	1,446,379	(12,241,180)	70,366,711	4,173,589	—	—
Catalyst Pharmaceuticals, Inc.	115,688,475	8,927,429	(11,735,600)	(1,215,198)	(32,589,212)	79,075,894	6,764,405	—	—
Cavco Industries, Inc.	187,257,209	14,182,116	(26,353,135)	5,092,686	(35,436,416)	144,742,460	544,841	—	—
Centerspace	59,983,030	6,287,819	(9,700,954)	(5,807,031)	10,077,560	60,840,424	1,009,632	1,504,815	—
Central Garden & Pet Co.	28,991,932	2,709,073	(5,494,032)	294,143	1,917,717	28,418,833	643,834	—	—
Central Pacific Financial Corp.	28,595,554	—	—	—	(1,948,970)	26,646,584	1,597,517	830,709	—
Century Communities, Inc.	131,731,066	12,991,129	(22,225,398)	4,996,464	998,271	128,491,532	1,924,102	935,782	—
Cerence, Inc.	82,103,671	7,681,675	(13,026,098)	(1,026,769)	(20,261,893)	55,470,586	2,723,151	—	—
CEVA, Inc.	51,414,406	4,049,404	(6,149,108)	(3,089,916)	(15,256,726)	30,968,060	1,597,115	—	—
Chatham Lodging Trust	37,098,924	3,104,349	(4,164,151)	(4,785,137)	338,087	31,592,072	3,301,157	472,299	—
Cheesecake Factory, Inc. (The)	122,152,475	10,782,834	(20,024,829)	(3,154,714)	(13,248,297)	96,507,469	3,185,065	1,858,344	—
Chefs’ Warehouse, Inc. (The)	84,273,137	7,950,689	(10,475,650)	(413,660)	(30,851,499)	50,483,017	2,383,523	—	—
Chesapeake Utilities Corp.	148,469,039	25,047,032	(19,168,624)	34,207	(36,924,374)	117,457,280	1,201,609	1,496,744	—
Chico’s FAS, Inc.	49,993,317	4,275,887	(7,836,050)	(3,156,631)	19,119,169	62,395,692	8,341,670	—	—
Children’s Place, Inc.(a)	35,862,187	1,048,417	(19,068,334)	(41,674,052)	23,831,782	—	—	—	—
Chuy’s Holdings, Inc.	47,009,424	4,864,169	(8,276,134)	1,192,949	(1,444,397)	43,346,011	1,218,269	—	—
Cinemark Holdings, Inc.	115,204,324	12,079,109	(20,136,919)	1,417,463	25,557,256	134,121,233	7,309,059	—	—
CIRCOR International, Inc.	46,173,646	6,839,363	(12,244,915)	2,150,540	33,830,941	76,749,575	1,376,674	—	—
City Holding Co.	92,915,621	4,403,902	(5,250,508)	(45,890)	(470,024)	91,553,101	1,013,316	1,373,277	—
Clearfield, Inc.	42,875,446	3,441,195	(5,132,121)	(4,930,267)	(11,102,581)	25,151,672	877,588	—	—
Clearwater Paper Corp.	40,817,651	4,213,826	(7,419,113)	(1,168,828)	4,477,240	40,920,776	1,128,849	—	—
Cogent Communications Holdings, Inc.	198,455,621	16,537,959	(17,317,270)	(5,965,857)	(9,880,751)	181,829,702	2,937,475	5,769,725	—
Coherus Biosciences, Inc.(a)	32,171,147	6,249,728	(29,431,002)	(56,521,692)	47,531,819	—	—	—	—
Cohu, Inc.	133,262,362	11,735,290	(21,123,007)	2,992,702	(16,185,280)	110,682,067	3,213,765	—	—
Collegium Pharmaceutical, Inc.	58,685,154	5,534,232	(7,848,627)	264,588	(4,221,826)	52,413,521	2,345,124	—	—
Comfort Systems U.S.A., Inc.	379,972,122	33,397,018	(66,408,396)	23,219,351	41,380,163	411,560,258	2,415,118	1,088,137	—
Community Bank System, Inc.	194,295,409	—	(4,832,633)	(3,850,052)	(34,086,380)	151,526,344	3,589,821	3,294,397	—
Community Health Systems, Inc.	44,616,254	3,703,342	(5,385,225)	(6,227,853)	(11,778,254)	24,928,264	8,595,953	—	—
Community Healthcare Trust, Inc.	62,746,198	6,140,752	(6,720,989)	(1,572,245)	(11,051,324)	49,542,392	1,668,094	1,550,988	—
Compass Minerals International, Inc.	85,232,184	8,250,417	(14,496,473)	(6,384,872)	(8,941,889)	63,659,367	2,277,616	732,116	—
Computer Programs & Systems, Inc.(a)	31,093,648	2,177,403	(18,457,135)	(15,712,646)	898,730	—	—	—	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Comtech Telecommunications Corp.(a)	$25,084,350	$777,330	$(17,701,564)	$(30,196,746)	$22,036,630	$—	—	$—	$—
CONMED Corp.	230,448,099	22,982,458	(39,943,592)	5,476,833	(9,650,026)	209,313,772	2,075,496	872,236	—
Consensus Cloud Solutions, Inc.	43,749,197	4,143,713	(5,574,312)	(3,213,467)	(7,920,154)	31,184,977	1,238,482	—	—
CONSOL Energy, Inc.	138,708,588	14,616,224	(53,043,119)	20,045,162	83,576,221	203,903,076	1,943,600	2,590,501	—
Corcept Therapeutics, Inc.	150,882,325	15,108,479	(37,747,338)	5,657,732	32,099,699	166,000,897	6,092,894	—	—
Core Laboratories, Inc.	74,716,271	7,385,095	(12,928,228)	(784,803)	7,283,934	75,672,269	3,151,698	66,722	—
CoreCivic, Inc.	76,866,984	7,327,308	(14,076,433)	(180,149)	16,353,199	86,290,909	7,670,303	—	—
Cracker Barrel Old Country Store, Inc.	183,548,518	13,330,368	(22,826,539)	(5,221,229)	(68,323,640)	100,507,478	1,495,647	4,122,918	—
Cross Country Healthcare, Inc.	57,621,468	6,180,698	(14,219,298)	2,238,144	4,508,512	56,329,524	2,272,268	—	—
CSG Systems International, Inc.	117,406,619	10,576,839	(17,479,058)	536,827	(6,064,262)	104,976,965	2,053,540	1,208,130	—
CTS Corp.	114,604,063	9,928,983	(18,354,825)	2,712,126	(20,458,105)	88,432,242	2,118,645	172,631	—
Customers Bancorp, Inc.	39,774,237	1,994,994	(9,647,807)	(3,131,548)	36,513,526	65,503,402	1,901,405	—	—
Cutera, Inc.(a)	30,720,361	900,594	(22,352,140)	(29,418,470)	20,149,655	—	—	—	—
CVB Financial Corp.	159,788,194	2,882,120	(12,859,687)	(6,325,479)	4,625,250	148,110,398	8,938,467	3,742,294	—
Cytokinetics, Inc.	242,363,841	20,454,718	(34,826,651)	(346,791)	(36,698,153)	190,946,964	6,481,567	—	—
Dana, Inc.	—	159,159,440	(12,414,887)	(1,079,374)	(18,427,927)	127,237,252	8,673,296	913,154	—
Dave & Buster’s Entertainment, Inc.	112,342,054	9,989,287	(37,532,250)	835,328	362,569	85,996,988	2,319,854	—	—
Deluxe Corp.	50,289,328	5,198,577	(8,802,045)	(3,963,036)	12,906,073	55,628,897	2,944,886	1,867,741	—
Designer Brands, Inc., Class A	32,039,144	3,609,498	(7,600,266)	(4,278,620)	18,321,845	42,091,601	3,324,771	183,267	—
DiamondRock Hospitality Co.	123,890,737	10,202,406	(18,750,853)	(5,033,202)	3,343,413	113,652,501	14,153,487	864,764	—
Digi International, Inc.	87,721,076	8,984,920	(14,710,193)	2,627,662	(19,053,371)	65,570,094	2,428,522	—	—
Digital Turbine, Inc.	81,070,266	6,619,394	(9,901,082)	(6,442,230)	(34,360,030)	36,986,318	6,113,441	—	—
Dime Community Bancshares, Inc.	53,270,743	5,179,105	(4,691,116)	(1,447,594)	(5,183,662)	47,127,476	2,361,096	1,156,181	—
Dine Brands Global, Inc.	77,056,638	7,499,359	(12,405,394)	(3,452,688)	(16,777,739)	51,920,176	1,049,953	1,114,351	—
Diodes, Inc.	307,146,726	24,292,961	(42,396,395)	6,734,507	(52,251,052)	243,526,747	3,088,873	—	—
DISH Network Corp., Class A	—	121,257,358	(12,394,477)	(343,693)	(10,267,363)	98,251,825	16,766,523	—	—
DMC Global, Inc.(a)	29,701,199	883,675	(22,351,413)	(48,650,426)	40,416,965	—	—	—	—
Donnelley Financial Solutions, Inc.	74,519,324	8,387,850	(15,171,059)	4,121,419	22,930,818	94,788,352	1,684,228	—	—
Dorian LPG Ltd.	46,315,296	6,155,483	(6,639,054)	1,826,011	18,205,272	65,863,008	2,292,482	4,573,875	—
Dorman Products, Inc.	177,785,224	14,117,144	(25,960,134)	(2,134,919)	(18,848,358)	144,958,957	1,913,397	—	—
DoubleVerify Holdings, Inc.	N/A	88,806,678	(24,234,013)	1,898,926	(3,166,492)	236,932,457	8,477,011	—	—
Douglas Elliman, Inc.(a)	15,688,697	536,047	(12,803,138)	(19,393,423)	15,971,817	—	—	—	—
Dril-Quip, Inc.	70,712,501	6,230,630	(10,497,647)	(2,184,002)	737,779	64,999,261	2,307,393	—	—
DXP Enterprises, Inc.	30,708,102	3,241,769	(10,885,310)	29,642	9,286,791	32,380,994	926,760	—	—
Dycom Industries, Inc.	201,762,838	18,103,884	(35,580,723)	748,997	(8,819,001)	176,215,995	1,979,955	—	—
Dynavax Technologies Corp.	84,578,740	14,119,271	(12,782,074)	1,253,678	41,271,206	128,440,821	8,696,061	—	—
Eagle Bancorp, Inc.	74,581,737	349,668	(5,392,630)	(7,390,393)	(18,837,550)	43,310,832	2,019,153	1,966,766	—
Eagle Pharmaceuticals, Inc.(a)	21,589,598	1,001,987	(15,420,272)	(24,836,854)	17,665,541	—	—	—	—
Easterly Government Properties, Inc.	86,345,087	5,280,111	(138,033)	(5,423,493)	(14,370,974)	71,692,698	6,272,327	3,330,633	—
Ebix, Inc.	22,609,137	3,214,824	(4,084,121)	(3,618,291)	(1,650,077)	16,471,472	1,667,153	—	—

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Edgewell Personal Care Co.	$158,589,503	$13,844,677	$(26,448,694)	$557,612	$(19,744,352)	$126,798,746	3,430,702	$1,100,996	$—
elf Beauty, Inc.	303,507,266	46,183,594	(44,076,018)	15,614,144	82,596,484	403,825,470	3,676,823	—	—
Ellington Financial, Inc.	56,245,609	8,626,163	(8,681,525)	(985,593)	2,061,177	57,265,831	4,592,288	4,073,533	—
Elme Communities	113,838,747	7,877,182	(6,692,308)	(14,416,653)	(19,727,742)	80,879,226	5,929,562	2,170,557	—
Embecta Corp.	117,239,760	8,432,326	(14,456,417)	(4,134,044)	(48,809,665)	58,271,960	3,871,891	1,233,359	—
Emergent BioSolutions, Inc.(a)	33,542,448	2,202,347	(17,129,626)	(113,500,689)	94,885,520	—	—	—	—
Employers Holdings, Inc.	72,259,484	1,345,458	(1,656,837)	(203,188)	(2,756,461)	68,988,456	1,726,870	968,836	—
Enanta Pharmaceuticals, Inc.(a)	57,691,502	3,017,649	(21,610,614)	(63,245,790)	24,147,253	—	—	—	—
Encore Capital Group, Inc.	85,730,089	8,174,554	(13,425,728)	9,781	(4,758,434)	75,730,262	1,585,642	—	—
Encore Wire Corp.	247,802,148	19,047,495	(53,951,180)	17,028,584	(22,901,180)	207,025,867	1,134,637	51,728	—
Energizer Holdings, Inc.	—	156,116,767	(2,331,206)	(84,568)	(9,885,096)	143,815,897	4,488,636	—	—
Enerpac Tool Group Corp., Class A	105,874,139	9,828,277	(19,562,334)	1,585,223	2,391,403	100,116,708	3,787,995	—	—
Enhabit, Inc.	50,148,624	4,443,220	(7,231,954)	(3,487,533)	(5,802,638)	38,069,719	3,383,975	—	—
Enova International, Inc.	100,809,360	10,208,634	(19,463,727)	5,598,511	8,588,707	105,741,485	2,078,661	—	—
EnPro Industries, Inc.	157,140,897	15,295,017	(27,835,929)	5,311,742	21,134,627	171,046,354	1,411,390	865,193	—
Ensign Group, Inc. (The)	387,611,799	34,327,715	(58,776,742)	15,075,482	(25,608,585)	352,629,669	3,794,573	442,241	—
Enviri Corp.(e)	39,551,676	4,457,322	(7,695,044)	(6,079,547)	8,680,079	38,914,486	5,389,818	—	—
ePlus, Inc.	96,011,051	10,084,351	(18,182,395)	2,749,662	24,866,745	115,529,414	1,818,788	—	—
ESCO Technologies, Inc.	179,527,801	15,826,243	(30,078,859)	4,904,870	11,630,037	181,810,092	1,740,809	144,601	—
Essential Properties Realty Trust, Inc.	257,903,414	25,421,511	(18,378,520)	(2,382,591)	(34,726,805)	227,837,009	10,533,380	5,842,449	—
Ethan Allen Interiors, Inc.	45,645,769	4,873,187	(8,338,308)	704,535	3,183,451	46,068,634	1,540,757	1,979,732	—
EVERTEC, Inc.	160,007,704	15,127,833	(28,846,540)	3,269,661	12,684,898	162,243,556	4,363,732	467,372	—
EW Scripps Co. (The), Class A, NVS	39,742,495	3,418,237	(4,787,912)	(4,753,341)	(11,861,643)	21,757,836	3,970,408	—	—
Fabrinet	316,931,724	27,508,065	(58,211,572)	16,792,722	105,314,528	408,335,467	2,450,699	—	—
FARO Technologies, Inc.(a)	33,444,916	1,280,168	(22,381,770)	(46,157,047)	33,813,733	—	—	—	—
FB Financial Corp.	79,384,070	7,290,181	(12,374,209)	(3,300,742)	(3,770,360)	67,228,940	2,370,555	757,491	—
Federal Signal Corp.	239,607,658	23,360,678	(41,353,851)	11,372,350	12,987,875	245,974,710	4,118,110	871,403	—
First BanCorp/Puerto Rico	146,853,183	—	(12,059,241)	4,436,913	21,628,663	160,859,518	11,950,930	3,555,805	—
First Bancorp/Southern Pines NC	101,721,572	1,710,486	(4,460,676)	(2,437,772)	(18,458,617)	78,074,993	2,774,520	1,236,264	—
First Commonwealth Financial Corp.	88,629,082	495,328	(3,197,578)	(1,218,133)	(279,589)	84,429,110	6,914,751	1,782,564	—
First Financial Bancorp	142,830,379	952,884	(3,741,802)	(1,407,134)	(12,741,234)	125,893,093	6,423,117	3,020,826	—
First Hawaiian, Inc.	191,255,634	15,579,158	(27,249,182)	(7,555,746)	(16,512,508)	155,517,356	8,615,920	4,763,168	—
Foot Locker, Inc.	—	102,359,582	(1,321,690)	(50,524)	(5,265,596)	95,721,772	5,517,105	—	—
FormFactor, Inc.	178,809,435	15,407,736	(26,505,098)	(405,886)	15,889,684	183,195,871	5,243,156	—	—
Fortrea Holdings, Inc.	—	233,685,826	(13,021,890)	(2,814,366)	(46,822,417)	171,027,153	5,982,062	—	—
Forward Air Corp.	208,856,122	15,816,960	(33,008,665)	(2,242)	(72,403,156)	119,259,019	1,734,929	907,593	—
Four Corners Property Trust, Inc.	163,838,640	14,867,175	(11,886,368)	(1,421,682)	(29,710,375)	135,687,390	6,114,799	4,138,459	—
Franklin BSP Realty Trust, Inc.	71,662,078	7,414,264	(13,778,914)	(1,694,316)	9,901,343	73,504,455	5,551,696	4,014,848	—
Franklin Electric Co., Inc.	266,513,408	23,333,290	(37,453,797)	8,076,552	(20,783,575)	239,685,878	2,686,158	1,252,902	—
Frontdoor, Inc.	165,202,271	16,435,913	(31,672,016)	3,162,731	12,798,450	165,927,349	5,424,235	—	—
Fulton Financial Corp.	—	119,069,641	—	—	(4,809,987)	114,259,654	9,435,149	2,329,840	—
Gannett Co., Inc.(a)	20,024,676	743,820	(18,518,247)	(57,896,468)	55,646,219	—	—	—	—
Genesco, Inc.(a)	32,192,810	1,125,073	(21,442,708)	(21,239,096)	9,363,921	—	—	—	—
Gentherm, Inc.	145,834,183	12,143,256	(22,961,757)	(1,779,248)	(12,373,749)	120,862,685	2,227,473	—	—

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Genworth Financial, Inc., Class A	$155,800,113	$2,300,657	$(8,814,544)	$1,389,091	$24,047,662	$174,722,979	29,816,208	$—	$—
GEO Group, Inc. (The)	71,373,690	6,545,358	(10,560,422)	(146,070)	2,432,774	69,645,330	8,514,099	—	—
Getty Realty Corp.	106,746,477	15,079,980	(8,954,296)	(890,697)	(25,940,293)	86,041,171	3,102,819	2,684,552	—
Gibraltar Industries, Inc.	109,464,112	11,730,344	(24,437,319)	2,107,838	39,811,029	138,676,004	2,054,155	—	—
G-III Apparel Group Ltd.	48,426,354	5,887,348	(13,906,586)	(6,573,260)	34,440,764	68,274,620	2,739,752	—	—
Glaukos Corp.	174,195,095	19,869,916	(33,037,588)	4,573,319	81,575,792	247,176,534	3,284,738	—	—
Global Net Lease, Inc.(b)	97,000,858	35,616,449	(9,233,964)	(18,695,815)	5,513,976	N/A	N/A	5,917,956	—
GMS, Inc.	175,619,967	17,278,228	(34,789,281)	8,409,982	9,588,403	176,107,299	2,752,967	—	—
Golden Entertainment, Inc.	69,585,761	6,388,673	(11,514,115)	(2,921,941)	(11,574,738)	49,963,640	1,461,780	3,152,866	—
Goosehead Insurance, Inc., Class A	—	117,324,448	(4,619,976)	165,512	7,456,540	120,326,524	1,614,471	—	—
Granite Construction, Inc.	130,924,178	11,441,430	(20,047,913)	1,864,179	(11,438,621)	112,743,253	2,965,367	783,238	—
Green Dot Corp., Class A	59,054,343	—	(7,061,187)	(10,989,272)	1,063,267	42,067,151	3,019,896	—	—
Green Plains, Inc.	113,286,982	—	—	—	(3,253,482)	110,033,500	3,655,598	—	—
Greenbrier Cos., Inc. (The)	76,631,095	8,161,706	(18,499,898)	(2,938,901)	20,117,198	83,471,200	2,086,780	1,321,422	—
Griffon Corp.	110,428,290	11,483,537	(37,567,634)	8,881,217	16,463,806	109,689,216	2,765,042	7,719,305	—
Group 1 Automotive, Inc.	240,279,848	21,800,964	(49,430,152)	14,821,210	27,451,695	254,923,565	948,694	925,133	—
Hain Celestial Group, Inc. (The)	111,462,378	7,737,699	(12,888,811)	(3,891,568)	(39,745,015)	62,674,683	6,043,846	—	—
Hanesbrands, Inc.	133,951,881	10,219,179	(18,856,343)	(1,160,449)	(30,605,564)	93,548,704	23,623,410	—	—
Hanmi Financial Corp.	38,719,323	337,467	(781,122)	(626,295)	(4,239,869)	33,409,504	2,058,503	1,044,861	—
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	—	182,291,837	(2,050,659)	(128,761)	(26,769,489)	153,342,928	7,233,157	—	—
Harmonic, Inc.	116,507,540	9,702,741	(14,649,291)	1,729,273	(40,524,317)	72,765,946	7,556,173	—	—
Haverty Furniture Cos., Inc.	30,548,049	3,018,094	(4,454,179)	475,931	(3,466,879)	26,121,016	907,610	568,775	—
Hawaiian Holdings, Inc.	34,077,847	3,495,190	(5,363,150)	(11,161,541)	1,048,709	22,097,055	3,490,846	—	—
Hawkins, Inc.	60,440,742	6,709,571	(11,221,479)	3,047,018	17,320,701	76,296,553	1,296,458	423,007	—
Haynes International, Inc.	46,049,240	4,224,460	(7,105,251)	1,099,428	(4,250,954)	40,016,923	860,209	399,394	—
HB Fuller Co.	267,610,614	23,914,136	(42,022,831)	2,894,924	(2,849,649)	249,547,194	3,637,184	1,575,741	—
HCI Group, Inc.(b)	26,351,154	2,443,906	(6,890,884)	(1,803,065)	(375,685)	N/A	N/A	388,160	—
Healthcare Services Group, Inc.	74,665,761	6,887,704	(11,378,418)	(6,691,808)	(11,211,615)	52,271,624	5,011,661	—	—
HealthStream, Inc.	47,692,179	4,344,025	(7,111,016)	(842,538)	(8,758,391)	35,324,259	1,636,898	131,082	—
Heidrick & Struggles International, Inc.	43,935,990	3,863,076	(6,235,933)	(1,645,409)	(6,091,510)	33,826,214	1,351,967	429,829	—
Helix Energy Solutions Group, Inc.	80,486,224	7,908,940	(15,266,234)	2,997,711	30,791,080	106,917,721	9,571,864	—	—
Helmerich & Payne, Inc.	271,925,833	24,330,099	(60,185,620)	5,645,102	41,308,671	283,024,085	6,713,095	7,194,931	—
Heritage Financial Corp.	53,901,678	378,274	(3,272,186)	(3,551,351)	(9,131,699)	38,324,716	2,349,768	1,095,793	—
Heska Corp.(a)	72,186,964	2,798,179	(91,540,180)	3,453,147	13,101,890	—	—	—	—
Hibbett, Inc.	54,699,291	4,379,012	(7,122,675)	(207,384)	(10,859,428)	40,888,816	860,636	456,423	—
Highwoods Properties, Inc.	—	164,295,440	(1,039,681)	(11,052)	(16,125,210)	147,119,497	7,138,258	—	—
Hillenbrand, Inc.	240,061,435	20,213,136	(35,594,294)	3,659,358	(28,615,195)	199,724,440	4,720,502	2,182,367	—
Hilltop Holdings, Inc.(b)	98,632,693	—	(7,082,267)	(758,378)	11,663,003	N/A	N/A	1,047,076	—
HNI Corp.	83,911,068	17,495,728	(15,266,211)	(1,253,111)	23,950,149	108,837,623	3,142,871	2,127,405	—
HomeStreet, Inc.(a)	23,604,463	—	(6,914,010)	(30,379,701)	13,689,248	—	—	131,209	—
Hope Bancorp, Inc.	79,956,414	3,108,608	(3,509,271)	(2,809,252)	(5,013,859)	71,732,640	8,105,383	2,302,785	—
Horace Mann Educators Corp.	91,473,889	—	—	—	(11,202,000)	80,271,889	2,732,195	1,803,249	—
Hostess Brands, Inc., Class A	242,479,510	18,852,231	(41,860,924)	7,313,121	72,123,913	298,907,851	8,973,517	—	—

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Hub Group, Inc., Class A	$199,789,287	$16,727,492	$(37,203,468)	$4,668,679	$(17,393,309)	$166,588,681	2,121,068	$—	$—
Hudson Pacific Properties, Inc.	62,200,117	3,794,416	(8,723,375)	(7,144,682)	6,664,125	56,790,601	8,539,940	1,162,743	—
Ichor Holdings Ltd.	68,853,399	6,762,819	(10,884,208)	(1,532,882)	(2,010,032)	61,189,096	1,976,392	—	—
Independent Bank Corp.	206,148,445	—	(9,840,045)	(4,323,297)	(46,531,482)	145,453,621	2,962,999	3,322,263	—
Independent Bank Group, Inc.	119,660,451	8,771,143	(14,735,001)	(7,023,227)	(10,758,960)	95,914,406	2,425,143	1,931,640	—
Ingevity Corp.	—	136,872,600	(12,428,657)	(850,454)	(15,302,211)	108,291,278	2,274,549	—	—
Innospec, Inc.	185,047,583	15,580,126	(28,376,349)	3,984,396	(4,652,687)	171,583,069	1,678,895	1,233,233	—
Innovative Industrial Properties, Inc.	154,533,036	13,703,230	(25,193,623)	(24,040,456)	24,236,871	143,239,058	1,893,194	6,930,297	—
Innoviva, Inc.	51,337,564	5,202,870	(14,020,815)	(1,394,613)	9,155,114	50,280,120	3,870,679	—	—
Inogen, Inc.(a)	20,699,378	1,102,569	(18,705,628)	(54,410,781)	51,314,462	—	—	—	—
Insight Enterprises, Inc.	315,302,283	24,655,996	(47,955,443)	16,702,893	(11,661,368)	297,044,361	2,041,542	—	—
Installed Building Products, Inc.	194,942,723	18,820,804	(33,144,908)	7,288,396	10,935,974	198,842,989	1,592,145	1,101,178	—
Insteel Industries, Inc.	39,429,230	4,111,501	(7,469,747)	(744,435)	7,262,691	42,589,240	1,312,053	83,386	—
Integer Holdings Corp.	186,869,395	19,128,768	(32,286,604)	4,541,319	(1,873,220)	176,379,658	2,248,880	—	—
InterDigital, Inc.	142,699,271	13,767,900	(28,429,508)	3,771,179	11,254,103	143,062,945	1,782,938	1,337,751	—
Interface, Inc., Class A	34,179,987	3,874,798	(6,448,812)	(4,271,821)	11,177,112	38,511,264	3,925,715	83,161	—
Invesco Mortgage Capital, Inc.	28,489,334	21,866,802	(3,067,870)	(20,944,439)	3,785,152	30,128,979	3,009,888	2,196,056	—
iRobot Corp.	86,350,032	8,162,338	(13,047,654)	(6,963,907)	(3,890,608)	70,610,201	1,863,066	—	—
Ironwood Pharmaceuticals, Inc., Class A	102,035,794	9,288,764	(13,091,895)	(1,368,553)	(7,528,930)	89,335,180	9,276,758	—	—
iTeos Therapeutics, Inc.(b)	24,370,080	3,128,319	(3,241,495)	(3,038,917)	40,142,120	N/A	N/A	—	—
Itron, Inc.	182,591,693	18,092,747	(32,708,369)	(3,810,758)	21,776,273	185,941,586	3,069,356	—	—
J & J Snack Foods Corp.	161,645,916	15,724,452	(23,541,584)	1,866,362	14,817,353	170,512,499	1,041,934	1,538,348	—
Jack in the Box, Inc.	131,488,619	11,622,113	(22,750,610)	(940,396)	(25,661,246)	93,758,480	1,357,638	1,296,068	—
James River Group Holdings Ltd.	54,415,765	3,762,090	(1,495,549)	(6,135,903)	(11,493,900)	39,052,503	2,544,137	262,943	—
JBG SMITH Properties	108,645,430	8,602,998	(21,555,697)	630,865	(4,424,888)	91,898,708	6,355,374	3,090,214	—
JetBlue Airways Corp.	—	113,119,072	(1,190,469)	(68,625)	(8,359,205)	103,500,773	22,500,168	—	—
John B Sanfilippo & Son, Inc.	63,262,398	6,824,710	(12,199,895)	1,897,795	(29,187)	59,755,821	604,816	2,242,015	—
John Bean Technologies Corp.	253,447,554	21,986,744	(40,996,869)	(2,021,545)	(6,403,576)	226,012,308	2,149,632	457,861	—
John Wiley & Sons, Inc., Class A	—	106,114,118	(10,453,097)	600,821	10,534,147	106,795,989	2,873,177	1,052,668	—
Kaiser Aluminum Corp.	86,687,297	7,637,373	(13,518,511)	(4,015,040)	4,576,381	81,367,500	1,081,152	1,764,791	—
Kaman Corp.	46,934,940	4,137,856	(7,082,730)	(7,322,012)	899,071	37,567,125	1,911,813	792,382	—
Kennametal, Inc.	161,872,343	14,517,837	(27,321,976)	703,667	(15,870,423)	133,901,448	5,381,891	2,306,751	—
Kennedy-Wilson Holdings, Inc.	141,614,695	12,450,616	(21,129,451)	(77,088)	(14,884,632)	117,974,140	8,003,673	3,923,761	—
KKR Real Estate Finance Trust, Inc.	48,168,447	4,719,851	(8,523,601)	(3,795,100)	5,953,966	46,523,563	3,919,424	3,429,308	—
Knowles Corp.	112,730,077	10,164,341	(17,541,736)	(1,335,835)	(12,879,084)	91,137,763	6,153,799	—	—
Kontoor Brands, Inc.	174,110,704	13,754,806	(23,680,671)	(539,691)	(15,557,400)	148,087,748	3,372,529	3,396,177	—
Koppers Holdings, Inc.	53,100,966	4,980,807	(8,939,316)	471,212	6,124,621	55,738,290	1,409,312	179,558	—
Korn Ferry	198,786,374	16,750,226	(27,621,382)	(806,158)	(15,474,176)	171,634,884	3,617,936	1,309,947	—
Kulicke & Soffa Industries, Inc.	217,384,819	19,084,278	(35,039,217)	6,892,454	(22,899,743)	185,422,591	3,812,926	1,480,530	—
Lakeland Financial Corp.	115,762,353	534,895	(7,250,866)	(3,228,257)	(24,321,522)	81,496,603	1,717,164	1,666,021	—
La-Z-Boy, Inc.	91,153,674	9,066,197	(15,198,208)	(945,681)	6,233,659	90,309,641	2,924,535	1,119,060	—
LCI Industries	203,655,472	19,074,131	(35,959,396)	44,537	13,952,320	200,767,064	1,709,820	3,814,242	—
LeMaitre Vascular, Inc.	72,406,555	8,256,801	(12,530,881)	2,344,462	2,405,917	72,882,854	1,337,791	388,878	—

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

LendingTree, Inc.(a)	$20,967,477	$806,571	$(17,818,177)	$(88,900,873)	$84,945,002	$—	—	$—	$—
Leslie’s, Inc.	119,142,546	19,324,245	(11,981,755)	(3,463,744)	(52,662,602)	70,358,690	12,430,864	—	—
LGI Homes, Inc.	169,937,199	15,984,304	(28,138,184)	5,283,525	(25,462,324)	137,604,520	1,383,099	—	—
Liberty Energy, Inc., Class A	—	193,121,584	(2,610,459)	(37,395)	3,414,687	193,888,417	10,469,137	—	—
Ligand Pharmaceuticals, Inc.	86,025,257	7,606,367	(12,025,238)	(2,728,165)	(12,879,157)	65,999,064	1,101,453	—	—
Lindsay Corp.	120,919,113	9,407,604	(16,157,889)	(1,030,693)	(25,666,826)	87,471,309	743,298	544,906	—
Liquidity Services, Inc.(b)	22,867,914	3,014,528	(6,817,717)	763,847	(4,811,282)	N/A	N/A	—	—
Livent Corp.	283,604,447	26,068,984	(46,459,237)	(3,374,012)	(36,453,997)	223,386,185	12,133,959	—	—
LivePerson, Inc.(a)	22,355,644	998,152	(19,474,188)	(118,802,576)	114,922,968	—	—	—	—
LiveRamp Holdings, Inc.	103,421,134	11,512,673	(18,140,310)	825,080	31,267,008	128,885,585	4,468,987	—	—
LTC Properties, Inc.	103,413,657	9,584,856	(11,855,468)	(5,555,907)	(5,757,281)	89,829,857	2,795,825	3,316,510	—
LXP Industrial Trust	207,205,029	22,323,315	(19,713,879)	(8,168,740)	(25,816,586)	175,829,139	19,756,083	5,026,905	—
M/I Homes, Inc.	125,795,845	14,467,820	(24,238,402)	7,048,737	34,662,693	157,736,693	1,876,924	—	—
Macerich Co. (The)	—	189,738,321	(13,451,019)	(635,726)	(17,090,109)	158,561,467	14,533,590	2,607,119	—
Madison Square Garden Sports Corp., Class A	—	273,156,110	(28,856,997)	(5,199,996)	(40,791,412)	198,307,705	1,124,831	—	—
Marcus Corp. (The)	28,247,952	2,906,344	(4,448,350)	(2,781,614)	1,842,419	25,766,751	1,662,371	211,206	—
MarineMax, Inc.	45,781,328	5,063,207	(12,782,190)	(2,461,122)	8,579,617	44,180,840	1,346,156	—	—
Marten Transport Ltd.(b)	87,916,759	8,139,067	(14,290,556)	2,617,846	(25,319,312)	N/A	N/A	494,125	—
Masterbrand, Inc.	75,128,518	8,993,786	(17,127,898)	1,993,862	35,754,877	104,743,145	8,620,835	—	—
Materion Corp.	173,151,692	14,226,043	(24,883,724)	5,953,594	(26,450,287)	141,997,318	1,393,360	383,448	—
Mativ Holdings, Inc.	85,713,221	6,492,841	(11,146,062)	(14,721,321)	(13,650,745)	52,687,934	3,694,806	1,981,719	—
Matson, Inc.	164,314,890	17,291,747	(45,740,065)	7,632,289	67,888,516	211,387,377	2,382,635	1,656,395	—
Matthews International Corp., Class A	79,704,067	8,259,915	(14,188,036)	(887,880)	7,154,318	80,042,384	2,057,116	1,003,442	—
MaxLinear, Inc.	185,644,514	12,371,392	(19,121,391)	(9,423,943)	(58,655,738)	110,814,834	4,980,442	—	—
MDC Holdings, Inc.	164,121,617	16,945,928	(25,195,586)	2,009,526	8,132,677	166,014,162	4,026,538	4,380,286	—
Medifast, Inc.	82,543,091	6,749,050	(11,659,318)	(6,376,977)	(16,226,874)	55,028,972	735,190	2,470,027	—
Mercury Systems, Inc.	—	157,904,902	(28,392,373)	240,565	(1,518,610)	128,234,484	3,457,387	—	—
Merit Medical Systems, Inc.	306,831,713	28,399,468	(47,402,994)	9,708,608	(28,953,126)	268,583,669	3,891,389	—	—
Meritage Homes Corp.	310,965,624	28,523,513	(51,257,228)	12,270,327	3,305,604	303,807,840	2,482,293	1,413,330	—
Mesa Laboratories, Inc.	63,979,486	5,178,530	(7,915,153)	(4,891,736)	(20,030,319)	36,320,808	345,682	115,640	—
Methode Electronics, Inc.	115,112,247	8,553,435	(14,363,672)	(2,823,675)	(50,922,102)	55,556,233	2,431,345	719,306	—
MGP Ingredients, Inc.(b)	108,229,100	10,885,559	(17,352,408)	1,758,881	(9,621,954)	N/A	N/A	264,449	—
Middlesex Water Co.	90,171,104	15,877,812	(12,421,229)	(1,371,770)	(12,868,873)	79,387,044	1,198,295	752,535	—
MillerKnoll, Inc.	112,359,805	9,342,681	(15,541,488)	(801,209)	19,607,511	124,967,300	5,111,137	2,032,097	—
Minerals Technologies, Inc.	142,894,327	12,203,046	(21,658,980)	72,684	(13,187,367)	120,323,710	2,197,292	233,827	—
ModivCare, Inc.	77,735,239	4,495,523	(7,999,765)	(12,320,946)	(35,618,548)	26,291,503	834,386	—	—
Monarch Casino & Resort, Inc.(b)	71,511,446	6,800,287	(10,791,300)	1,757,494	(21,864,476)	N/A	N/A	571,885	—
Monro, Inc.	112,801,237	8,403,160	(13,999,342)	(6,480,728)	(41,817,409)	58,906,918	2,121,243	1,263,240	—
Moog, Inc., Class A	210,593,393	18,681,250	(34,905,780)	6,362,470	18,325,895	219,057,228	1,939,246	1,109,132	—
Movado Group, Inc.	32,925,280	2,918,212	(5,262,985)	(858,178)	(860,749)	28,861,580	1,055,268	2,325,332	—
Mr. Cooper Group, Inc.	192,972,305	—	(12,587,796)	3,373,700	56,025,948	239,784,157	4,476,926	—	—
Mueller Industries, Inc.	304,166,566	27,571,578	(50,595,168)	11,206,112	(4,216,013)	288,133,075	3,833,596	2,445,120	—
Myers Industries, Inc.	56,831,331	5,006,751	(8,001,651)	(542,610)	(8,699,885)	44,593,936	2,487,113	709,482	—
MYR Group, Inc.	152,100,623	14,389,923	(25,015,266)	7,574,261	2,989,386	152,038,927	1,128,220	—	—
Myriad Genetics, Inc.	137,194,406	10,618,840	(17,742,215)	(5,141,737)	(36,251,657)	88,677,637	5,528,531	—	—
Nabors Industries Ltd.	79,576,874	7,380,942	(13,273,151)	(1,554,865)	2,466,565	74,596,365	605,785	—	—
National Bank Holdings Corp., Class A	90,851,696	—	(5,764,542)	(2,177,755)	(7,637,967)	75,271,432	2,529,282	1,391,184	—
National Presto Industries, Inc.	26,513,693	2,479,587	(3,170,192)	(491,316)	623,183	25,954,955	358,197	—	—

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

National Vision Holdings, Inc.	$108,050,132	$11,288,749	$(20,695,924)	$(5,720,573)	$(7,540,330)	$85,382,054	5,277,012	$—	$—
Navient Corp.(b)	—	134,231,385	(24,775,433)	(756,433)	—	N/A	N/A	1,115,817	—
NBT Bancorp, Inc.	100,235,168	6,279,869	—	—	(5,960,766)	100,554,271	3,173,060	1,843,542	—
Nektar Therapeutics(a)	9,905,892	973	(9,649,944)	(165,202,115)	164,945,194	—	—	—	—
NeoGenomics, Inc.	160,271,933	12,428,012	(20,841,751)	(23,760,454)	(22,148,615)	105,949,125	8,613,750	—	—
NETGEAR, Inc.(a)	38,708,889	2,878,832	(29,811,819)	(33,024,682)	21,248,780	—	—	—	—
NetScout Systems, Inc.	140,765,615	15,647,174	(16,927,787)	(1,321,333)	(1,670,936)	136,492,733	4,871,261	—	—
New York Mortgage Trust, Inc.	69,395,712	6,285,075	(14,150,048)	(15,067,862)	5,843,079	52,305,956	6,160,890	3,856,912	—
Newell Brands, Inc.	—	246,900,260	(2,583,901)	(112,445)	(11,874,728)	232,329,186	25,728,592	—	—
NexPoint Residential Trust, Inc.	59,857,290	10,252,966	—	(3,263,859)	(17,516,388)	49,330,009	1,532,940	1,287,670	—
NextGen Healthcare, Inc.	67,649,550	7,232,733	(11,569,174)	590,405	23,070,282	86,973,796	3,665,141	—	—
NMI Holdings, Inc., Class A	136,021,945	13,546,064	(27,778,306)	4,177,673	24,528,925	150,496,301	5,555,419	—	—
Northern Oil & Gas, Inc.	163,667,170	33,770,326	(26,622,389)	2,161,854	54,428,465	227,405,426	5,652,633	4,219,918	—
Northfield Bancorp, Inc.	36,132,664	851,869	(5,052,349)	(2,730,658)	(3,942,205)	25,259,321	2,672,944	773,597	—
Northwest Bancshares, Inc.	104,793,739	1,339,464	(2,665,345)	(1,648,925)	(14,026,178)	87,792,755	8,581,892	3,514,017	—
Northwest Natural Holding Co.	121,713,935	10,621,908	(15,706,663)	(4,504,712)	(19,137,745)	92,986,723	2,436,759	2,479,939	—
NOW, Inc.	89,728,989	7,676,230	(16,582,045)	421,906	4,282,769	85,527,849	7,205,379	—	—
Nu Skin Enterprises, Inc., Class A	141,589,824	10,268,720	(16,700,928)	(5,102,200)	(58,512,135)	71,543,281	3,373,092	2,785,810	—
NuVasive, Inc.(b)	156,966,020	11,789,124	(130,731,239)	(1,908,881)	(3,566,134)	N/A	N/A	—	—
NV5 Global, Inc.	94,053,237	8,873,076	(13,470,633)	(2,433,900)	(4,429,399)	82,592,381	858,281	—	—
Oceaneering International, Inc.	128,820,488	12,810,306	(23,578,297)	5,478,098	51,479,319	175,009,914	6,804,429	—	—
ODP Corp. (The)	132,156,368	10,766,297	(38,491,207)	6,450,954	(5,365,698)	105,516,714	2,286,386	—	—
Office Properties Income Trust(a)	43,526,404	2,326,942	(23,937,723)	(78,837,839)	56,922,216	—	—	1,754,898	—
OFG Bancorp	83,033,016	847,664	(5,135,592)	617,892	15,656,258	95,019,238	3,182,158	1,424,384	—
O-I Glass, Inc.	255,527,856	19,232,620	(34,276,494)	3,678,535	(69,011,279)	175,151,238	10,469,291	—	—
Oil States International, Inc.	38,785,896	3,787,036	(6,498,891)	(7,670,015)	7,723,338	36,127,364	4,316,292	—	—
Olympic Steel, Inc.	36,165,345	3,325,310	(4,588,221)	1,313,238	1,191,240	37,406,912	665,485	170,827	—
Omnicell, Inc.	—	171,390,802	(1,839,805)	(200,700)	(31,860,878)	137,489,419	3,052,607	—	—
OneSpan, Inc.	44,893,310	3,702,749	(5,494,302)	(1,585,449)	(15,375,425)	26,140,883	2,431,710	—	—
Onto Innovation, Inc.	316,769,875	31,632,025	(64,364,597)	19,740,051	118,675,493	422,452,847	3,312,836	—	—
OPENLANE, Inc.(f)	108,570,937	10,425,700	(18,818,562)	592,614	9,489,931	110,260,620	7,390,122	—	—
OraSure Technologies, Inc.	31,793,506	3,212,381	(4,856,802)	(2,875,781)	2,142,396	29,415,700	4,960,489	—	—
Orion Office REIT, Inc.(a)	27,459,287	2,290,218	(24,696,460)	(56,839,459)	51,786,414	—	—	399,636	—
Orthofix Medical, Inc.	41,630,802	4,788,441	(4,976,695)	(4,663,088)	(4,861,557)	31,917,903	2,481,952	—	—
OSI Systems, Inc.	116,917,844	11,759,633	(24,249,794)	4,858,795	13,366,407	122,652,885	1,039,079	—	—
Otter Tail Corp.	218,970,729	20,160,881	(36,087,203)	704,179	10,059,747	213,808,333	2,816,232	2,607,142	—
Outfront Media, Inc.	160,477,176	25,971,895	(24,086,178)	(7,262,780)	(56,058,655)	99,041,458	9,806,085	6,335,649	—
Owens & Minor, Inc.	80,595,549	9,443,629	(15,712,166)	(7,665,014)	16,839,437	83,501,435	5,167,168	—	—
Oxford Industries, Inc.	114,064,865	9,114,602	(17,087,257)	2,131,172	(12,183,071)	96,040,311	999,067	1,378,376	—
Pacific Premier Bancorp, Inc.	159,729,950	870,540	(4,800,664)	(4,388,165)	(10,504,455)	140,907,206	6,475,515	4,388,916	—
Pacira BioSciences, Inc.	136,465,947	11,393,090	(19,285,202)	(7,223,597)	(25,200,499)	96,149,739	3,133,955	—	—
Palomar Holdings, Inc.	101,500,711	8,807,012	(17,619,154)	(9,840,739)	1,930,603	84,778,433	1,670,511	—	—
Papa John’s International, Inc.	—	172,232,532	(2,309,651)	(192,928)	(18,941,718)	150,788,235	2,210,323	—	—
Park National Corp.	124,774,768	9,229,636	(17,605,995)	(1,933,521)	(22,719,712)	91,745,176	970,643	2,179,725	—
Pathward Financial, Inc.	81,920,594	569,166	(10,554,797)	3,171,860	6,511,930	81,618,753	1,770,856	191,140	—

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Patrick Industries, Inc.	$107,684,347	$10,956,671	$(22,810,309)	$2,829,160	$7,153,339	$105,813,208	1,409,715	$1,376,136	$—
Patterson-UTI Energy, Inc.	184,904,881	98,159,359	(45,132,076)	4,329,456	57,353,758	299,615,378	21,648,510	3,062,595	—
PDF Solutions, Inc.	91,243,358	8,509,037	(11,816,902)	2,299,895	(23,511,541)	66,723,847	2,059,378	—	—
Pebblebrook Hotel Trust	110,799,552	17,211,422	(13,918,252)	374,392	(3,898,915)	110,568,199	8,135,997	158,768	—
Pediatrix Medical Group, Inc.	88,757,888	8,040,665	(12,775,588)	(6,063,621)	(6,911,270)	71,048,074	5,589,935	—	—
PennyMac Mortgage Investment Trust	79,670,825	8,089,119	(12,859,732)	(8,741,938)	6,478,210	72,636,484	5,857,781	5,030,749	—
Perdoceo Education Corp.	65,730,718	6,516,280	(13,796,114)	1,458,671	15,839,974	75,749,529	4,429,797	527,495	—
Perficient, Inc.	182,203,662	15,601,072	(26,894,775)	(1,358,653)	(33,544,201)	136,007,105	2,350,624	—	—
PetMed Express, Inc.(a)	24,777,043	818,005	(22,297,338)	(17,191,176)	13,893,466	—	—	454,117	—
PGT Innovations, Inc.	109,483,894	10,355,867	(21,727,499)	4,368,379	6,846,395	109,327,036	3,939,713	—	—
Phibro Animal Health Corp., Class A	22,546,153	1,906,847	(3,074,111)	(2,938,372)	(892,251)	17,548,266	1,374,179	355,898	—
Phillips Edison & Co., Inc.	—	294,236,575	(24,625,849)	243,971	(3,996,969)	265,857,728	7,926,587	2,354,930	—
Phinia, Inc.	—	123,434,505	(6,750,964)	(1,656,236)	(29,989,014)	85,038,291	3,174,255	825,542	—
Photronics, Inc.	74,377,150	8,922,951	(14,067,594)	2,413,480	13,661,413	85,307,400	4,221,049	—	—
Piper Sandler Cos	138,401,808	18,649,408	(16,644,688)	4,592,109	2,303,563	147,302,200	1,013,710	1,228,135	—
Plexus Corp.	197,013,149	16,691,789	(31,625,911)	3,875,335	(13,434,249)	172,520,113	1,855,454	—	—
Powell Industries, Inc.	28,087,125	4,210,075	(7,182,152)	2,168,027	23,835,055	51,118,130	616,624	342,325	—
PRA Group, Inc.	110,378,706	6,530,256	(10,810,436)	(4,736,027)	(50,438,268)	50,924,231	2,650,923	—	—
Premier, Inc., Class A	—	178,607,800	(2,219,853)	(11,475)	(3,519,267)	172,857,205	8,039,870	—	—
Prestige Consumer Healthcare, Inc.	226,837,405	18,491,151	(34,257,936)	2,638,551	(22,422,347)	191,286,824	3,344,760	—	—
PriceSmart, Inc.	131,024,556	12,134,316	(19,078,869)	(123,974)	5,550,161	129,506,190	1,739,973	818,836	—
Privia Health Group, Inc.	—	208,341,844	(10,050,727)	(955,918)	(38,774,372)	158,560,827	6,893,949	—	—
ProAssurance Corp.	65,153,421	—	(1,777,503)	(3,713,789)	5,042,128	64,704,257	3,425,318	—	—
PROG Holdings, Inc.	86,731,227	9,562,766	(27,929,134)	4,863,540	29,265,034	102,493,433	3,086,222	—	—
Progress Software Corp.	181,504,715	16,594,718	(29,926,215)	5,161,825	(19,382,486)	153,952,557	2,927,968	1,085,862	—
ProPetro Holding Corp.	50,270,388	5,753,344	(17,038,101)	(11,907,499)	35,243,389	62,321,521	5,862,796	—	—
Proto Labs, Inc.	65,500,720	5,902,711	(12,569,381)	(23,608,548)	11,287,259	46,512,761	1,761,847	—	—
Provident Financial Services, Inc.	100,062,405	485,346	(2,349,964)	(792,121)	(19,417,293)	77,988,373	5,100,613	2,504,169	—
Quaker Chemical Corp.	196,336,906	15,943,945	(25,945,042)	(2,089,720)	(34,543,849)	149,702,240	935,639	846,417	—
Quanex Building Products Corp.	51,998,546	5,919,491	(10,950,376)	1,198,815	14,508,675	62,675,151	2,224,890	379,598	—
QuinStreet, Inc.	58,321,774	3,359,751	(5,124,369)	(2,765,929)	(22,631,663)	31,159,564	3,473,753	—	—
Rambus, Inc.	401,070,030	36,689,132	(61,923,082)	19,628,500	15,612,710	411,077,290	7,368,297	—	—
Ranger Oil Corp., Class A(a)	56,740,686	2,579,172	(53,900,288)	(3,320,048)	(2,099,522)	—	—	103,721	—
Rayonier Advanced Materials, Inc.(a)	29,023,980	780,914	(20,167,465)	(23,724,998)	14,087,569	—	—	—	—
Ready Capital Corp.	72,885,125	55,381,562	(21,122,109)	(5,480,828)	6,187,142	107,850,892	10,667,744	7,254,800	—
Redwood Trust, Inc.	55,577,150	5,625,543	(4,829,565)	(10,760,467)	9,351,989	54,964,650	7,708,927	2,516,501	—
REGENXBIO, Inc.	51,752,926	6,008,054	(6,222,124)	(5,219,076)	(1,374,351)	44,945,429	2,730,585	—	—
Renasant Corp.	119,652,965	444,100	(3,645,102)	(2,054,641)	(15,123,237)	99,274,085	3,790,534	1,721,625	—
Resideo Technologies, Inc.	194,322,816	15,453,678	(26,266,413)	(4,817,813)	(21,179,145)	157,513,123	9,969,185	—	—
Resources Connection, Inc.	39,718,836	3,664,111	(6,210,290)	(565,900)	(4,380,328)	32,226,429	2,161,397	640,800	—
Retail Opportunity Investments Corp.	127,259,709	9,632,205	(16,187,104)	(5,954,627)	(9,427,742)	105,322,441	8,507,467	2,683,440	—
REX American Resources Corp.	31,659,279	3,587,916	(6,708,487)	996,576	12,084,302	41,619,586	1,022,092	—	—
REX Holdings, Inc.(a)(g)	25,663,511	1,984,950	(21,407,914)	(27,527,403)	21,286,856	—	—	609,700	—

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Rogers Corp.	$223,929,171	$17,460,867	$(51,778,811)	$(23,839,787)	$(17,050,210)	$148,721,230	1,131,218	$—	$—
RPT Realty	59,512,895	5,638,822	(13,362,434)	(4,038,007)	9,206,027	56,957,303	5,393,684	1,619,747	—
Ruth’s Hospitality Group, Inc.(a)	36,264,292	1,594,123	(49,039,469)	6,170,918	5,010,136	—	—	—	—
RXO, Inc.	166,623,973	14,243,490	(25,630,253)	1,309,115	(711,801)	155,834,524	7,898,354	—	—
S&T Bancorp, Inc.	86,792,408	346,325	(5,488,478)	(1,952,804)	(9,771,177)	69,926,274	2,582,211	1,740,746	—
Sabre Corp.	102,368,422	8,917,686	(14,972,683)	(4,361,928)	8,795,877	100,747,374	22,438,168	—	—
Safety Insurance Group, Inc.	74,943,572	3,457,365	(3,796,706)	(779,020)	(5,723,040)	68,102,171	998,712	1,862,886	—
Sally Beauty Holdings, Inc.	121,550,237	8,015,998	(13,447,618)	(3,016,658)	(52,080,953)	61,021,006	7,281,743	—	—
Sanmina Corp.	259,046,060	20,630,245	(41,196,766)	5,492,955	(34,243,422)	209,729,072	3,863,837	—	—
ScanSource, Inc.	56,386,478	5,822,961	(10,961,558)	(1,997,999)	1,706,290	50,956,172	1,681,167	—	—
Scholastic Corp.	73,790,913	7,678,362	(18,354,087)	(280,171)	8,955,218	71,790,235	1,882,282	845,226	—
Schrodinger, Inc.	—	180,455,980	(9,469,118)	(2,333,896)	(64,507,897)	104,145,069	3,683,943	—	—
Seacoast Banking Corp. of Florida	134,871,391	10,329,124	(8,755,205)	(5,770,842)	(4,508,690)	126,165,778	5,745,254	2,140,696	—
Select Medical Holdings Corp.	196,195,141	17,345,582	(32,236,198)	4,144,028	(7,567,691)	177,880,862	7,039,211	1,862,316	—
Semtech Corp.	112,170,155	10,888,331	(18,543,622)	(3,984,507)	10,665,430	111,195,787	4,318,283	—	—
Seneca Foods Corp.(a)	20,048,629	864,059	(13,891,365)	(396,680)	(6,624,643)	—	—	—	—
Sensient Technologies Corp.	—	184,292,175	(2,309,107)	(112,025)	(15,049,708)	166,821,335	2,852,622	—	—
Service Properties Trust	120,094,831	9,202,040	(16,388,866)	(3,673,699)	(23,323,479)	85,910,827	11,171,759	4,756,385	—
ServisFirst Bancshares, Inc.	194,429,700	14,221,940	(26,309,577)	(8,800,774)	(1,011,760)	172,529,529	3,307,064	1,889,041	—
Shake Shack, Inc., Class A	150,917,929	15,952,103	(27,786,116)	(2,207,106)	10,107,709	146,984,519	2,531,161	—	—
Shenandoah Telecommunications Co.	69,197,290	6,636,696	(11,706,352)	(8,259,818)	14,122,198	69,990,014	3,395,925	—	—
Signet Jewelers Ltd.	257,612,338	18,813,076	(35,129,299)	8,776,961	(29,824,912)	220,248,164	3,067,096	1,494,306	—
Simmons First National Corp., Class A	153,694,354	—	(5,339,441)	(3,862,283)	(661,976)	143,830,654	8,480,581	3,515,022	—
Simply Good Foods Co. (The)	244,818,035	23,670,850	(25,553,422)	1,679,754	(33,476,916)	211,138,301	6,116,405	—	—
Simulations Plus, Inc.	51,277,409	5,332,267	(9,296,968)	(2,631,416)	202,295	44,883,587	1,076,345	137,406	—
SiTime Corp.	—	143,087,819	(6,854,087)	(144,417)	(4,168,839)	131,920,476	1,154,665	—	—
Six Flags Entertainment Corp.	144,071,924	12,407,756	(26,774,316)	1,186,386	(17,200,047)	113,691,703	4,835,887	—	—
SJW Group	147,687,023	13,428,388	(12,614,411)	(552,839)	(30,618,490)	117,329,671	1,951,916	1,476,438	—
SkyWest, Inc.	81,507,562	10,110,317	(43,301,813)	(8,018,629)	78,873,815	119,171,252	2,841,470	—	—
SL Green Realty Corp.	82,935,377	29,974,790	(13,314,750)	2,598,539	58,783,258	160,977,214	4,315,743	6,940,868	—
Sleep Number Corp.	48,750,697	4,135,996	(8,567,837)	(4,499,992)	(4,756,106)	35,062,758	1,425,895	—	—
SM Energy Co.	252,060,526	24,474,401	(56,494,741)	6,642,851	90,995,618	317,678,655	8,012,072	2,615,381	—
SMART Global Holdings, Inc.	61,637,620	8,110,951	(12,898,459)	905,526	24,558,441	82,314,079	3,380,455	—	—
Sonic Automotive, Inc., Class A(b)	66,094,068	5,514,474	(12,146,733)	2,107,452	(32,296,288)	N/A	N/A	674,656	—
Sonos, Inc.	182,115,528	12,409,148	(21,617,893)	(12,585,943)	(48,463,901)	111,856,939	8,664,364	—	—
Southside Bancshares, Inc.	72,522,777	444,359	(7,151,973)	(2,121,122)	(7,813,649)	55,880,392	1,947,052	1,485,394	—
SpartanNash Co.	63,565,103	5,892,827	(10,509,802)	(1,967,906)	(5,375,570)	51,604,652	2,345,666	1,081,762	—
SPS Commerce, Inc.	399,593,013	37,049,603	(63,147,077)	19,436,567	29,259,059	422,191,165	2,474,598	—	—
SPX Technologies, Inc.	232,117,646	21,726,421	(38,241,234)	10,019,539	24,937,898	250,560,270	3,078,136	—	—
STAAR Surgical Co.	—	147,745,547	(9,686,887)	123,038	(6,608,310)	131,573,388	3,274,599	—	—
Standard Motor Products, Inc.	50,334,610	5,109,460	(8,615,479)	(2,000,081)	(2,416,611)	42,411,899	1,261,508	782,364	—

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Standex International Corp.	$106,286,124	$10,907,772	$(20,311,622)	$3,996,844	$15,675,067	$116,554,185	800,015	$476,832	$—
Stellar Bancorp, Inc.	80,716,493	6,899,625	(9,394,224)	(1,207,098)	(9,478,707)	67,536,089	3,167,734	843,051	—
Stepan Co.	158,190,511	12,276,246	(21,064,996)	(3,413,531)	(38,509,139)	107,479,091	1,433,628	1,105,928	—
Steven Madden Ltd.	192,104,172	15,677,831	(34,018,850)	(328,651)	(21,574,410)	151,860,092	4,779,984	2,170,297	—
Stewart Information Services Corp.	76,127,135	195,534	(2,603,620)	(1,929,964)	8,529,384	80,318,469	1,833,755	1,749,657	—
StoneX Group, Inc.	132,431,538	10,206,916	(16,745,529)	3,550,966	(12,416,577)	117,027,314	1,207,463	—	—
Strategic Education, Inc.	145,694,199	10,952,699	(21,508,516)	250,836	(23,556,656)	111,832,562	1,486,147	1,918,634	—
Stride, Inc.	116,847,368	11,082,128	(21,694,087)	508,582	16,253,968	122,997,959	2,731,467	—	—
Sturm Ruger & Co., Inc.	73,737,279	6,942,241	(11,350,755)	(1,866,764)	(5,095,105)	62,366,896	1,196,602	857,347	—
Summit Hotel Properties, Inc.	54,522,356	4,429,632	(7,125,600)	(5,916,092)	(3,752,033)	42,158,263	7,268,666	924,085	—
SunCoke Energy, Inc.	54,577,450	4,797,963	(8,537,332)	(304,286)	6,863,927	57,397,722	5,654,948	1,080,591	—
Sunstone Hotel Investors, Inc.	151,302,794	12,587,701	(25,392,381)	(1,986,469)	(5,717,992)	130,793,653	13,988,626	1,704,729	—
Supernus Pharmaceuticals, Inc.	142,742,976	11,214,531	(19,310,153)	(208,958)	(32,816,038)	101,622,358	3,685,976	—	—
Sylvamo Corp.	107,425,527	15,325,282	(11,864,717)	1,213,963	(6,528,756)	105,571,299	2,402,624	1,138,396	—
Talos Energy, Inc.(h)	N/A	49,358,740	(22,350,061)	(3,892,748)	2,624,828	111,537,509	6,784,520	—	—
Tandem Diabetes Care, Inc.	190,328,065	12,080,091	(19,110,697)	(7,578,903)	(84,457,461)	91,261,095	4,393,890	—	—
Tanger Factory Outlet Centers, Inc.	149,288,290	14,310,897	(21,908,030)	437,883	18,365,063	160,494,103	7,101,509	3,690,964	—
TechTarget, Inc.	70,076,304	6,449,094	(13,791,273)	(12,771,380)	1,943,383	51,906,128	1,709,688	—	—
Telephone & Data Systems, Inc.	76,222,146	7,774,034	(16,406,649)	(4,518,491)	57,964,633	121,035,673	6,610,359	2,626,415	—
Tennant Co.	92,604,246	9,622,510	(17,216,646)	1,149,942	6,874,025	93,034,077	1,254,674	703,415	—
Thryv Holdings, Inc.	51,410,241	4,838,663	(8,293,502)	(3,403,502)	(5,932,081)	38,619,819	2,057,529	—	—
TimkenSteel Corp.	52,888,690	5,605,846	(11,057,690)	2,028,346	7,250,333	56,715,525	2,611,212	—	—
Titan International, Inc.	38,870,980	4,194,105	(6,991,088)	105,245	10,461,013	46,640,255	3,472,841	—	—
Tompkins Financial Corp.	60,143,045	4,810,030	(8,016,254)	(2,949,045)	(12,629,928)	41,357,848	844,210	1,083,483	—
Tredegar Corp.(a)	16,623,950	524,578	(11,477,416)	(20,166,677)	14,495,565	—	—	235,104	—
TreeHouse Foods, Inc.	185,248,352	15,112,191	(25,572,900)	2,064,768	(25,892,075)	150,960,336	3,463,982	—	—
Tri Pointe Homes, Inc.	185,957,853	18,919,111	(38,405,239)	6,936,743	9,394,829	182,803,297	6,683,850	—	—
Trinity Industries, Inc.	144,524,275	12,511,868	(22,057,471)	(411,149)	4,919	134,572,442	5,526,589	3,016,481	—
Trinseo PLC(a)	52,985,063	3,316,518	(25,344,346)	(71,026,237)	40,069,002	—	—	374,243	—
TripAdvisor, Inc.	—	117,876,068	(1,636,551)	(11,724)	4,293,106	120,520,899	7,269,053	—	—
Triumph Financial, Inc.	95,710,400	4,721,209	(16,451,762)	(4,326,858)	15,039,281	94,692,270	1,461,526	—	—
Triumph Group, Inc.	47,247,782	—	—	—	(16,021,034)	31,226,748	4,076,599	—	—
TrueBlue, Inc.	42,436,215	3,835,054	(8,542,668)	(3,280,361)	(3,716,306)	30,731,934	2,094,883	—	—
Trupanion, Inc.	109,637,605	7,064,237	(11,614,239)	(16,511,800)	(20,832,409)	67,743,394	2,402,248	—	—
TrustCo Bank Corp.	40,955,608	282,643	(91,279)	(65,533)	(5,913,635)	35,167,804	1,288,670	926,775	—
Trustmark Corp.	99,208,760	3,552,677	(878,201)	(537,773)	(11,739,113)	89,606,350	4,123,624	1,876,822	—
TTM Technologies, Inc.	100,193,427	8,953,389	(14,243,099)	(815,189)	(3,759,813)	90,328,715	7,013,099	—	—
Two Harbors Investment Corp.	103,215,451	9,351,799	(16,603,722)	(13,261,373)	3,263,325	85,965,480	6,492,861	7,282,981	—
U.S. Physical Therapy, Inc.	92,764,634	22,481,038	(15,827,488)	1,584,154	(8,182,127)	92,820,211	1,011,885	855,197	—
U.S. Silica Holdings, Inc.	65,681,594	7,163,199	(11,200,991)	754,512	10,703,993	73,102,307	5,206,717	—	—
UFP Technologies, Inc.	—	94,547,943	(5,860,958)	(436,591)	(11,590,705)	76,659,689	474,820	—	—
Ultra Clean Holdings, Inc.	109,650,769	9,789,911	(19,491,474)	(3,929,837)	(6,478,543)	89,540,826	3,017,891	—	—
UniFirst Corp.	193,944,463	15,295,329	(29,308,619)	(2,082,917)	(11,612,777)	166,235,479	1,019,787	669,192	—
uniQure NV(a)	60,288,023	3,969,038	(28,208,473)	(74,210,898)	38,162,310	—	—	—	—
United Community Banks, Inc.	223,750,587	5,909,840	(3,918,697)	(1,923,960)	(19,894,872)	203,922,898	8,025,301	3,715,987	—
United Fire Group, Inc.	42,728,827	1,445,732	(5,141,794)	(6,013,075)	(4,730,264)	28,289,426	1,432,376	505,447	—

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

United Natural Foods, Inc.	$114,892,166	$8,625,125	$(16,776,051)	$(10,218,394)	$(40,577,342)	$55,945,504	3,956,542	$—	$—
Uniti Group, Inc.	61,356,045	7,053,055	(12,505,588)	(11,648,120)	31,982,114	76,237,506	16,152,014	5,092,575	—
Unitil Corp.	66,644,509	5,639,808	(9,652,150)	(668,230)	(15,516,043)	46,447,894	1,087,518	932,587	—
Universal Corp.	94,377,815	8,798,972	(14,738,992)	(1,505,766)	(8,401,971)	78,530,058	1,663,420	2,776,318	—
Universal Health Realty Income Trust	44,402,307	4,052,025	(6,618,467)	(2,901,681)	(4,191,553)	34,742,631	859,328	1,278,607	—
Universal Insurance Holdings, Inc.(a)	36,438,725	2,388,188	(28,474,238)	(19,029,225)	8,676,550	—	—	627,957	—
Upbound Group, Inc.	89,481,843	9,664,691	(25,878,929)	(4,872,151)	22,876,987	91,272,441	3,099,234	2,469,001	—
Urban Edge Properties	128,562,943	12,484,603	(21,874,853)	(1,712,119)	3,745,883	121,206,457	7,942,756	2,683,844	—
Urstadt Biddle Properties, Inc.(b)	34,221,124	3,466,739	(635,620)	21,014	3,293,438	N/A	N/A	438,356	—
Vanda Pharmaceuticals, Inc.(a)	28,107,205	2,239,212	(21,717,754)	(58,839,841)	50,211,178	—	—	—	—
Varex Imaging Corp.	52,999,203	5,988,521	(9,643,023)	(2,350,420)	4,258,732	51,253,013	2,727,675	—	—
Vector Group Ltd.	114,861,598	10,211,525	(16,993,185)	1,472,746	(14,268,473)	95,284,211	8,955,283	3,779,398	—
Veeco Instruments, Inc.	78,954,802	13,043,462	(10,788,749)	2,752,082	22,978,344	106,939,941	3,804,338	—	—
Veradigm, Inc.	103,631,851	9,031,948	(15,715,577)	1,277,561	(1,292,568)	96,933,215	7,376,957	—	—
Vericel Corp.	100,897,978	10,182,659	(17,647,586)	(6,815,169)	21,204,729	107,822,611	3,216,665	—	—
Veris Residential, Inc.	84,533,556	8,904,723	(15,208,576)	1,110,333	9,890,462	89,230,498	5,407,909	268,774	—
Veritex Holdings, Inc.	68,439,831	—	(1,938,628)	(2,513,532)	1,411,808	65,399,479	3,643,425	1,499,230	—
Veritiv Corp.	132,456,525	12,764,805	(22,626,683)	7,570,496	24,366,872	154,532,015	914,932	1,220,654	—
Verra Mobility Corp., Class A	171,896,557	45,225,282	(20,504,344)	717,682	16,972,377	214,307,554	11,460,297	—	—
Viad Corp.	31,387,728	3,785,950	(6,241,582)	(3,874,645)	11,911,090	36,968,541	1,411,013	—	—
Viasat, Inc.(b)	188,377,568	16,438,401	(31,503,083)	(3,881,660)	4,530,475	N/A	N/A	—	—
Viavi Solutions, Inc.	177,432,688	14,138,100	(27,817,789)	(8,636,900)	(17,840,446)	137,275,653	15,019,218	—	—
Victoria’s Secret & Co.	—	112,981,376	(10,512,696)	(487,565)	(15,096,796)	86,884,319	5,208,892	—	—
Virtus Investment Partners, Inc.	94,337,674	6,115,130	(13,327,751)	(676,245)	6,557,084	93,005,892	460,448	1,617,361	—
Vista Outdoor, Inc.	113,962,723	10,758,181	(16,219,633)	593,979	20,614,428	129,709,678	3,916,355	—	—
Vital Energy, Inc.	55,637,675	10,002,815	(15,892,854)	(9,677,992)	22,557,893	62,627,537	1,130,053	—	—
Wabash National Corp.	85,424,750	7,693,838	(14,898,819)	2,573,135	(13,774,096)	67,018,808	3,173,239	543,291	—
Walker & Dunlop, Inc.	170,050,668	20,675,923	(18,408,193)	68,582	(5,244,900)	167,142,080	2,251,375	2,788,044	—
Washington Federal, Inc.	118,876,050	11,359,335	(443,137)	(85,905)	(18,461,203)	111,245,140	4,342,121	2,144,662	—
WD-40 Co.	176,341,432	16,162,788	(30,961,420)	914,950	23,657,857	186,115,607	915,743	1,609,081	—
Westamerica BanCorp	85,488,457	624,344	(6,191,244)	(2,573,061)	469,758	77,818,254	1,799,266	1,628,264	—
Whitestone REIT	30,906,498	3,287,016	(3,660,157)	(2,409,872)	2,475,079	30,598,564	3,177,421	797,149	—
Winnebago Industries, Inc.	128,434,026	13,108,360	(24,293,190)	2,492,866	1,522,383	121,264,445	2,039,772	1,861,657	—
WisdomTree, Inc.	47,941,123	1,246,940	(4,373,993)	(370,836)	9,592,664	54,035,898	7,719,414	482,787	—
Wolverine World Wide, Inc.	97,581,873	7,269,171	(10,888,022)	(10,950,317)	(39,698,031)	43,314,674	5,374,029	1,094,477	—
World Kinect Corp.(i)	114,988,874	7,999,080	(17,948,579)	(5,766,908)	(8,109,388)	91,163,079	4,064,337	1,807,687	—
WSFS Financial Corp.	159,891,957	—	(5,384,844)	(2,312,158)	(2,192,840)	150,002,115	4,109,647	1,275,395	—
Xencor, Inc.	121,801,515	9,561,636	(15,832,242)	(8,118,402)	(24,950,184)	82,462,323	4,092,423	—	—
Xenia Hotels & Resorts, Inc.	109,489,891	3,356,100	(14,257,594)	(14,530,064)	1,252,215	85,310,548	7,241,982	1,485,355	—
XPEL, Inc.	96,821,615	14,111,064	(13,145,799)	1,207,965	11,741,052	110,735,897	1,436,077	—	—
Xperi, Inc.	33,237,769	3,356,718	(4,500,421)	(9,239,790)	5,997,800	28,852,076	2,926,174	—	—

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

Yelp, Inc.	$155,587,661	$16,392,777	$(32,896,048)	$3,855,319	$50,013,436	$192,953,145	4,639,412	$—	$—
Zumiez, Inc.(a)	20,807,438	853,468	(17,265,476)	(12,559,816)	8,164,386	—	—	—	—

				$(2,021,963,743)	$410,290,588	$64,658,751,523		$594,665,198	$—

(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity was not considered an affiliate.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Formerly the Harsco Corp.
(f)	Formerly the KAR Auction Services, Inc.
(g)	Formerly the RE/MAX Holdings, Inc.
(h)	As of the beginning of the period, the entity was not considered an affiliate.
(i)	Formerly the World Fuel Services Corp.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	2,857	12/15/23	$256,930	$(6,440,537)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities
Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$443,620,370	$(16,712,255	)(c)	$427,507,288	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/28	521,285,614	(22,036,393	)(e)	500,092,413	0.8
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	287,495,086	(7,034,664	)(g)	281,398,948	0.4

					$(45,783,312)		$1,208,998,649

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(599,173) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(843,192) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(938,526) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-250 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	364,664	$2,793,326	0.7%

Banks
Bank of Hawaii Corp.	4,219	209,642	0.1
BankUnited, Inc.	32,961	748,215	0.2
Berkshire Hills Bancorp, Inc.	17,893	358,755	0.1
Cathay General Bancorp	1,443,673	50,182,074	11.7
Central Pacific Financial Corp.	123,068	2,052,774	0.5
Community Bank System, Inc.	24,478	1,033,216	0.2
First BanCorp/Puerto Rico	88,271	1,188,128	0.3
National Bank Holdings Corp., Class A	17,682	526,216	0.1
PacWest Bancorp	2,276,514	18,007,226	4.2
Simmons First National Corp., Class A	44,998	763,166	0.2

		75,069,412

Capital Markets
Artisan Partners Asset Management, Inc., Class A	869,461	32,535,231	7.6
Moelis & Co., Class A	1,803,688	81,400,439	19.0

		113,935,670

Commercial Services & Supplies
Pitney Bowes, Inc.	1,924,204	5,811,096	1.4

Communications Equipment
Extreme Networks, Inc.	2,491,619	60,322,096	14.1

Consumer Finance
Bread Financial Holdings, Inc.	23,681	809,890	0.2
Green Dot Corp., Class A	19,531	272,067	0.0

		1,081,957

Financial Services
Jackson Financial, Inc., Class A	793,962	30,345,228	7.1
Payoneer Global, Inc.	2,616,061	16,010,293	3.8
Radian Group, Inc.	88,317	2,217,640	0.5

		48,573,161

Health Care Providers & Services
RadNet, Inc.	439,894	12,400,612	2.9

Insurance
Ambac Financial Group, Inc.	141,562	1,707,238	0.4
Employers Holdings, Inc.	15,954	637,362	0.1
Horace Mann Educators Corp.	26,490	778,276	0.2
Lincoln National Corp.	80,266	1,981,767	0.5
Stewart Information Services Corp.	12,727	557,443	0.1

		5,662,086

Metals & Mining
Warrior Met Coal, Inc.	72,022	3,678,884	0.9

	Shares	Value	% of Basket Value

Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	4,405,032	$66,868,386	15.6%

Office REITs
Douglas Emmett, Inc.	55,919	713,526	0.1
SL Green Realty Corp.	31,923	1,190,728	0.3

		1,904,254

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	504,635	18,136,582	4.2

Residential REITs
NexPoint Residential Trust, Inc.	9,949	320,159	0.1

Retail REITs
SITE Centers Corp.	888,046	10,949,607	2.6

Net Value of Reference Entity — Goldman Sachs Bank USA		$427,507,288

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Triumph Group, Inc.	757,016	$5,798,743	1.2%

Banks
Atlantic Union Bankshares Corp.	228,992	6,590,390	1.3
Central Pacific Financial Corp.	15,047	250,984	0.0
Fulton Financial Corp.	1,572,633	19,044,586	3.8
Heritage Financial Corp.	16,124	262,982	0.1
Hilltop Holdings, Inc.	32,234	914,156	0.2
Independent Bank Corp.	17,125	840,666	0.2
PacWest Bancorp	180,135	1,424,868	0.3
Preferred Bank	250,034	15,564,617	3.1
Southside Bancshares, Inc.	10,943	314,064	0.1
Veritex Holdings, Inc.	20,436	366,826	0.1
Washington Federal, Inc.	28,637	733,680	0.1
WSFS Financial Corp.	13,100	478,150	0.1

		46,785,969

Capital Markets
Artisan Partners Asset Management, Inc., Class A	62,857	2,352,109	0.5
Moelis & Co., Class A	95,682	4,318,129	0.8

		6,670,238

Commercial Services & Supplies
Pitney Bowes, Inc.	521,829	1,575,924	0.3

Consumer Finance
Bread Financial Holdings, Inc.	1,585,885	54,237,267	10.8

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Diversified REITs
Global Net Lease, Inc.	4,753,782	$45,683,845	9.1%

Diversified Telecommunication Services
Lumen Technologies, Inc.	21,048,851	29,889,368	6.0

Financial Services
Jackson Financial, Inc., Class A	2,723,274	104,083,532	20.8
Mr. Cooper Group, Inc.	36,914	1,977,114	0.4
Payoneer Global, Inc.	41,807	255,859	0.1
Radian Group, Inc.	145,714	3,658,878	0.7

		109,975,383

Health Care Providers & Services
RadNet, Inc.	200,907	5,663,568	1.1

Insurance
Ambac Financial Group, Inc.	276,512	3,334,735	0.7
Employers Holdings, Inc.	17,093	682,865	0.1
Genworth Financial, Inc., Class A	1,283,128	7,519,130	1.5
Horace Mann Educators Corp.	1,342	39,428	0.0
Lincoln National Corp.	3,848,988	95,031,514	19.0
ProAssurance Corp.	90,263	1,705,068	0.4

		108,312,740

Metals & Mining
Warrior Met Coal, Inc.	186,894	9,546,546	1.9

Office REITs
Douglas Emmett, Inc.	3,051,853	38,941,644	7.8

Oil, Gas & Consumable Fuels
Green Plains, Inc.	363,906	10,953,571	2.2
Par Pacific Holdings, Inc.	258,181	9,279,025	1.9

		20,232,596

Retail REITs
SITE Centers Corp.	1,222,370	15,071,822	3.0

Software
Adeia, Inc.	159,809	1,706,760	0.3

Net Value of Reference Entity — HSBC Bank PLC		$500,092,413

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Central Pacific Financial Corp.	90,255	$1,505,453	0.5%

Capital Markets
Artisan Partners Asset Management, Inc., Class A	837,732	31,347,932	11.2

Communications Equipment
Extreme Networks, Inc.	236,183	5,717,990	2.0

Financial Services
Radian Group, Inc.	7,421,371	186,350,626	66.2

Health Care Providers & Services
RadNet, Inc.	216,930	6,115,257	2.2

Insurance
Ambac Financial Group, Inc.	434,872	5,244,556	1.9

Metals & Mining
Warrior Met Coal, Inc.	783,245	40,008,155	14.2

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	142,153	5,108,979	1.8

Net Value of Reference Entity — JPMorgan Chase Bank NA		$281,398,948

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(45,783,312)

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,440,537	$—	$—	$—	$6,440,537
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	45,783,312	—	—	—	45,783,312

	$—	$—	$52,223,849	$—	$—	$—	$52,223,849

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$13,714,507	$—	$—	$—	$13,714,507
Swaps	—	—	12,632,405	—	—	—	12,632,405

	$—	$—	$26,346,912	$—	$—	$—	$26,346,912

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(13,537,579)	$—	$—	$—	$(13,537,579)
Swaps	—	—	(21,936,449)	—	—	—	(21,936,449)

	$—	$—	$(35,474,028)	$—	$—	$—	$(35,474,028)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$191,001,550
Total return swaps
Average notional amount	$1,317,225,801

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$1,499,925
Swaps — OTC(a)	—	45,783,312

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$47,283,237

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,499,925)

Total derivative assets and liabilities subject to an MNA	$—	$45,783,312

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P Small-Cap ETF

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$16,712,255	$—	$—	$(16,712,255)	$—
HSBC Bank PLC	22,036,393	—	—	(22,036,393)	—
JPMorgan Chase Bank N.A.	7,034,664	—	—	(7,034,664)	—

	$45,783,312	$—	$—	$(45,783,312)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$64,975,060,340	$—	$—	$64,975,060,340
Short-Term Securities
Money Market Funds	5,522,854,443	—	—	5,522,854,443

	$70,497,914,783	$—	$—	$70,497,914,783

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,440,537)	$(45,783,312)	$—	$(52,223,849)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)	45,464	$9,046,882
BWX Technologies, Inc.	59,237	4,441,590
Curtiss-Wright Corp.	24,806	4,852,798
General Dynamics Corp.	77,057	17,027,285
L3Harris Technologies, Inc.	60,894	10,602,863
Lockheed Martin Corp.	102,179	41,787,124
Northrop Grumman Corp.	65,663	28,904,196
TransDigm Group, Inc.(a)	16,717	14,094,604

		130,757,342

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	41,164	3,545,455
Expeditors International of Washington, Inc.(b)	95,318	10,926,303

		14,471,758

Automobile Components — 0.1%
Autoliv, Inc.	16,125	1,555,740
Fox Factory Holding Corp.(a)	27,441	2,718,854
Gentex Corp.	70,036	2,278,972
Visteon Corp.(a)	18,172	2,509,008

		9,062,574

Automobiles — 3.3%
Harley-Davidson, Inc.	54,210	1,792,183
Tesla, Inc.(a)	1,773,089	443,662,329

		445,454,512

Banks — 0.1%
Columbia Banking System, Inc.	70,118	1,423,395
Commerce Bancshares, Inc.	50,286	2,412,722
Cullen/Frost Bankers, Inc.	27,940	2,548,408
East West Bancorp, Inc.	46,688	2,460,925
First Financial Bankshares, Inc.	44,732	1,123,668
First Horizon Corp.	229,145	2,525,178
Glacier Bancorp, Inc.	38,901	1,108,679
Hancock Whitney Corp.	28,403	1,050,627
International Bancshares Corp.	20,807	901,775
SouthState Corp.	27,998	1,885,945
United Bankshares, Inc.	40,760	1,124,568

		18,565,890

Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A, NVS(a)	4,325	1,684,717
Brown-Forman Corp., Class B, NVS	65,069	3,753,831
Celsius Holdings, Inc.(a)(b)	31,706	5,440,749
Coca-Cola Co. (The)	1,624,355	90,931,393
Constellation Brands, Inc., Class A	58,224	14,633,438
Keurig Dr Pepper, Inc.	324,138	10,233,037
Monster Beverage Corp.(a)	476,803	25,246,719
PepsiCo, Inc.	883,908	149,769,371

		301,693,255

Biotechnology — 3.7%
AbbVie, Inc.	1,133,343	168,936,108
Amgen, Inc.	343,461	92,308,578
Arrowhead Pharmaceuticals, Inc.(a)	33,067	888,510
Biogen, Inc.(a)	43,705	11,232,622
Exelixis, Inc.(a)	202,713	4,429,279
Gilead Sciences, Inc.	800,069	59,957,171
Halozyme Therapeutics, Inc.(a)	84,301	3,220,298
Incyte Corp.(a)	118,851	6,866,022
Moderna, Inc.(a)	212,356	21,934,251
Neurocrine Biosciences, Inc.(a)	62,397	7,019,663
Regeneron Pharmaceuticals, Inc.(a)	68,538	56,404,033

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	30,351	$6,855,381
Vertex Pharmaceuticals, Inc.(a)	165,722	57,628,168

		497,680,084

Broadline Retail — 2.6%
Amazon.com, Inc.(a)	2,681,825	340,913,594
Etsy, Inc.(a)(b)	45,955	2,967,774
Ollie’s Bargain Outlet Holdings, Inc.(a)	18,494	1,427,367

		345,308,735

Building Products — 0.4%
Advanced Drainage Systems, Inc.(b)	34,358	3,910,971
Builders FirstSource, Inc.(a)	80,563	10,029,288
Carlisle Cos., Inc.	32,158	8,337,283
Lennox International, Inc.	12,641	4,733,296
Masco Corp.	103,802	5,548,217
Owens Corning	31,515	4,298,961
Simpson Manufacturing Co., Inc.	27,649	4,142,097
Trex Co., Inc.(a)(b)	37,773	2,327,950
UFP Industries, Inc.	39,971	4,093,030

		47,421,093

Capital Markets — 1.4%
Affiliated Managers Group, Inc.	15,239	1,986,251
Ameriprise Financial, Inc.	65,720	21,666,570
Blackstone, Inc., Class A, NVS	455,733	48,827,234
Cboe Global Markets, Inc.	45,580	7,120,052
Charles Schwab Corp. (The)	562,908	30,903,649
Evercore, Inc., Class A	11,606	1,600,235
FactSet Research Systems, Inc.	14,807	6,474,509
Federated Hermes, Inc., Class B	37,771	1,279,304
Interactive Brokers Group, Inc., Class A	37,354	3,233,362
Jefferies Financial Group, Inc.	113,884	4,171,571
MarketAxess Holdings, Inc.	11,944	2,551,716
Moody’s Corp.	47,675	15,073,405
Morningstar, Inc.	16,769	3,927,970
MSCI, Inc., Class A	29,043	14,901,382
Nasdaq, Inc.	140,807	6,841,812
Raymond James Financial, Inc.	121,130	12,165,086
SEI Investments Co.	64,121	3,862,008

		186,586,116

Chemicals — 1.4%
Air Products & Chemicals, Inc.	142,642	40,424,743
Albemarle Corp.	75,137	12,776,296
Ashland, Inc.	21,652	1,768,535
Axalta Coating Systems Ltd.(a)	64,416	1,732,790
Cabot Corp.	36,405	2,521,774
CF Industries Holdings, Inc.	124,342	10,661,083
Chemours Co. (The)	55,685	1,561,964
Corteva, Inc.	315,584	16,145,278
FMC Corp.	79,249	5,307,306
Linde PLC	191,119	71,163,160
Mosaic Co. (The)	215,122	7,658,343
NewMarket Corp.	2,393	1,088,911
Olin Corp.	81,095	4,053,128
RPM International, Inc.	82,240	7,797,174
Westlake Corp.(b)	20,563	2,563,589

		187,224,074

Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	14,126	1,026,112
Cintas Corp.	32,769	15,762,217
Clean Harbors, Inc.(a)	32,658	5,465,643
Copart, Inc.(a)	556,851	23,994,709

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety, Inc.	12,798	$2,017,605
Republic Services, Inc.	72,325	10,307,036
Rollins, Inc.	180,924	6,753,893
Tetra Tech, Inc.	19,631	2,984,501
Waste Management, Inc.	139,273	21,230,776

		89,542,492

Communications Equipment — 0.4%
Arista Networks, Inc.(a)	160,999	29,612,546
Calix, Inc.(a)	36,925	1,692,642
Motorola Solutions, Inc.	59,151	16,103,268

		47,408,456

Construction & Engineering — 0.2%
AECOM	48,771	4,049,944
EMCOR Group, Inc.	30,202	6,354,199
Quanta Services, Inc.	93,341	17,461,301
Valmont Industries, Inc.	13,286	3,191,430

		31,056,874

Construction Materials — 0.1%
Eagle Materials, Inc.	23,079	3,843,115
Vulcan Materials Co.	50,167	10,134,737

		13,977,852

Consumer Finance — 0.3%
Ally Financial, Inc.	34,379	917,232
American Express Co.	182,839	27,277,750
Discover Financial Services	93,422	8,093,148
FirstCash Holdings, Inc.	24,309	2,440,138
SLM Corp.	141,289	1,924,356

		40,652,624

Consumer Staples Distribution & Retail — 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	49,845	3,557,438
Casey’s General Stores, Inc.	24,151	6,557,479
Costco Wholesale Corp.	187,800	106,099,488
Dollar General Corp.	140,680	14,883,944
Dollar Tree, Inc.(a)	133,949	14,258,871
Performance Food Group Co.(a)	45,323	2,667,712
Sprouts Farmers Market, Inc.(a)(b)	36,977	1,582,616
U.S. Foods Holding Corp.(a)	39,900	1,584,030

		151,191,578

Containers & Packaging — 0.1%
AptarGroup, Inc.	19,899	2,488,171
Berry Global Group, Inc.	33,973	2,103,268
Crown Holdings, Inc.	30,346	2,685,014
Graphic Packaging Holding Co.	141,256	3,147,184
Silgan Holdings, Inc.	54,117	2,332,984
Sonoco Products Co.	32,145	1,747,081

		14,503,702

Distributors — 0.1%
Genuine Parts Co.	64,723	9,344,707
Pool Corp.	16,009	5,700,805

		15,045,512

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	18,678	2,183,085
H&R Block, Inc.	97,537	4,199,943
Service Corp. International	97,676	5,581,206

		11,964,234

Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	81,416	3,703,614

Security	Shares	Value

Electric Utilities — 0.2%
IDACORP, Inc.	17,328	$1,622,767
NRG Energy, Inc.	70,444	2,713,503
OGE Energy Corp.	129,664	4,321,701
PG&E Corp.(a)	1,339,790	21,610,813
PNM Resources, Inc.	34,418	1,535,387

		31,804,171

Electrical Equipment — 0.2%
Acuity Brands, Inc.	10,478	1,784,508
AMETEK, Inc.(b)	74,249	10,971,032
Hubbell, Inc.	34,326	10,758,112
nVent Electric PLC	105,409	5,585,623
Sensata Technologies Holding PLC	38,321	1,449,300
Vicor Corp.(a)(b)	6,215	366,002

		30,914,577

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	382,985	32,166,910
Belden, Inc.	27,713	2,675,690
CDW Corp.	54,415	10,978,771
Cognex Corp.	58,391	2,478,114
Crane NXT Co.	15,411	856,389
Keysight Technologies, Inc.(a)	61,644	8,156,118
Littelfuse, Inc.	9,996	2,472,211
National Instruments Corp.	48,328	2,881,315
Novanta, Inc.(a)	23,114	3,315,472

		65,980,990

Energy Equipment & Services — 0.3%
ChampionX Corp.	125,433	4,467,923
NOV, Inc.	254,161	5,311,965
Schlumberger NV	483,104	28,164,963
Valaris Ltd.(a)	40,990	3,073,430
Weatherford International PLC(a)	46,435	4,194,474

		45,212,755

Entertainment — 0.3%
Activision Blizzard, Inc.	270,459	25,323,076
Electronic Arts, Inc.	108,026	13,006,330
TKO Group Holdings, Inc., Class A	33,765	2,838,286

		41,167,692

Financial Services — 3.7%
Euronet Worldwide, Inc.(a)	14,937	1,185,699
Fiserv, Inc.(a)	269,912	30,489,260
FleetCor Technologies, Inc.(a)	25,275	6,453,719
Jack Henry & Associates, Inc.	47,031	7,108,265
Mastercard, Inc., Class A	534,241	211,511,354
Visa, Inc., Class A	1,031,724	237,306,837
WEX, Inc.(a)	27,560	5,183,760

		499,238,894

Food Products — 0.9%
Archer-Daniels-Midland Co.	169,289	12,767,776
Bunge Ltd.	39,871	4,316,036
Campbell Soup Co.	73,500	3,019,380
Darling Ingredients, Inc.(a)	101,496	5,298,091
Flowers Foods, Inc.	78,342	1,737,626
General Mills, Inc.	256,414	16,407,932
Hershey Co. (The)	95,919	19,191,473
Hormel Foods Corp.	134,883	5,129,600
Kellanova	91,068	5,419,457
Lamb Weston Holdings, Inc.	94,371	8,725,543
Lancaster Colony Corp.	12,886	2,126,577

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co., Inc., NVS	82,672	$6,253,310
Mondelez International, Inc., Class A	471,491	32,721,475

		123,114,276

Gas Utilities — 0.1%
Atmos Energy Corp.	57,310	6,070,848
National Fuel Gas Co.	41,533	2,155,978
New Jersey Resources Corp.	40,443	1,643,199
ONE Gas, Inc.	34,970	2,387,752
Spire, Inc.	16,652	942,170

		13,199,947

Ground Transportation — 0.8%
Avis Budget Group, Inc.(a)	12,717	2,285,118
CSX Corp.	620,597	19,083,358
JB Hunt Transport Services, Inc.	52,624	9,920,677
Knight-Swift Transportation Holdings, Inc.	51,954	2,605,493
Landstar System, Inc.	23,261	4,115,801
Old Dominion Freight Line, Inc.(b)	57,393	23,481,772
Saia, Inc.(a)	9,763	3,892,020
Union Pacific Corp.	195,667	39,843,671

		105,227,910

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	579,424	56,117,214
Boston Scientific Corp.(a)	497,569	26,271,643
Dexcom, Inc.(a)	248,409	23,176,560
Globus Medical, Inc., Class A(a)	74,650	3,706,373
Haemonetics Corp.(a)	32,779	2,936,343
Hologic, Inc.(a)	157,853	10,954,998
IDEXX Laboratories, Inc.(a)	26,013	11,374,705
Inari Medical, Inc.(a)	33,840	2,213,136
Insulet Corp.(a)	45,004	7,177,688
Intuitive Surgical, Inc.(a)	110,474	32,290,445
Lantheus Holdings, Inc.(a)	44,622	3,100,337
Masimo Corp.(a)	18,002	1,578,415
Penumbra, Inc.(a)	15,501	3,749,847
QuidelOrtho Corp.(a)(b)	17,304	1,263,884
ResMed, Inc.	51,298	7,585,435
Shockwave Medical, Inc.(a)	23,921	4,762,671

		198,259,694

Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc.(a)	34,135	2,400,032
Chemed Corp.	6,528	3,392,602
Cigna Group (The)	93,419	26,724,373
Elevance Health, Inc.	151,309	65,882,965
Encompass Health Corp.	29,657	1,991,764
HCA Healthcare, Inc.	70,047	17,230,161
HealthEquity, Inc.(a)	54,748	3,999,341
Humana, Inc.	50,828	24,728,839
McKesson Corp.	39,986	17,387,912
Molina Healthcare, Inc.(a)	37,364	12,251,282
Option Care Health, Inc.(a)	115,918	3,749,947
Progyny, Inc.(a)(b)	18,052	614,129
Quest Diagnostics, Inc.	47,659	5,807,726
UnitedHealth Group, Inc.	594,784	299,884,145

		486,045,218

Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	74,223	2,461,235

Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	45,364	962,624

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)(b)	109,907	$15,080,340
Aramark	69,257	2,403,218
Boyd Gaming Corp.	26,257	1,597,213
Chipotle Mexican Grill, Inc.(a)	17,698	32,419,727
Choice Hotels International, Inc.	9,489	1,162,497
Churchill Downs, Inc.	42,734	4,958,853
Domino’s Pizza, Inc.	10,242	3,879,567
Hilton Grand Vacations, Inc.(a)	22,865	930,606
Hilton Worldwide Holdings, Inc.	80,905	12,150,313
Light & Wonder, Inc., Class A(a)	28,036	1,999,808
Marriott International, Inc., Class A	82,333	16,183,375
McDonald’s Corp.	290,122	76,429,740
Planet Fitness, Inc., Class A(a)	37,416	1,840,119
Starbucks Corp.	375,005	34,226,706
Texas Roadhouse, Inc.	43,329	4,163,917
Vail Resorts, Inc.	12,932	2,869,482
Wendy’s Co. (The)	110,404	2,253,346
Wingstop, Inc.	19,417	3,491,953
Wyndham Hotels & Resorts, Inc.	27,949	1,943,573
Yum! Brands, Inc.	114,728	14,334,116

		234,318,469

Household Durables — 0.1%
DR Horton, Inc.	98,113	10,544,204
Tempur Sealy International, Inc.	110,889	4,805,930
TopBuild Corp.(a)	11,022	2,773,135

		18,123,269

Household Products — 1.2%
Clorox Co. (The)	35,949	4,711,476
Colgate-Palmolive Co.	291,136	20,702,681
Kimberly-Clark Corp.	104,792	12,664,113
Procter & Gamble Co. (The)	832,500	121,428,450

		159,506,720

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	251,001	3,815,215
Ormat Technologies, Inc.(b)	20,082	1,404,134
Vistra Corp.	144,724	4,801,942

		10,021,291

Industrial REITs — 0.1%
EastGroup Properties, Inc.	15,525	2,585,378
First Industrial Realty Trust, Inc.	43,704	2,079,873
Rexford Industrial Realty, Inc.	74,190	3,661,277
STAG Industrial, Inc.	52,265	1,803,665

		10,130,193

Insurance — 2.0%
American Financial Group, Inc.	19,127	2,135,912
Aon PLC, Class A	86,269	27,970,135
Arch Capital Group Ltd.(a)	241,485	19,248,769
Arthur J. Gallagher & Co.	88,898	20,262,521
Brown & Brown, Inc.	90,005	6,285,949
Chubb Ltd.	150,232	31,275,298
Erie Indemnity Co., Class A, NVS	16,177	4,752,641
Everest Group Ltd.	16,159	6,005,816
Fidelity National Financial, Inc., Class A	20,391	842,148
Globe Life, Inc.	39,229	4,265,369
Hanover Insurance Group, Inc. (The)	13,592	1,508,440
Kinsale Capital Group, Inc.	13,972	5,786,224
Marsh & McLennan Cos., Inc.	202,990	38,628,997
Primerica, Inc.	16,157	3,134,620
Principal Financial Group, Inc.	87,102	6,277,441
Progressive Corp. (The)	375,846	52,355,348

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.	18,129	$3,588,092
RLI Corp.	26,146	3,552,980
Selective Insurance Group, Inc.	39,016	4,025,281
Travelers Cos., Inc. (The)	79,665	13,010,091
W R Berkley Corp.	129,618	8,229,447

		263,141,519

Interactive Media & Services — 6.9%
Alphabet, Inc., Class A(a)	3,809,599	498,524,125
Alphabet, Inc., Class C, NVS(a)	3,240,611	427,274,560
ZoomInfo Technologies, Inc., Class A(a)	102,241	1,676,753

		927,475,438

IT Services — 0.7%
Accenture PLC, Class A	198,467	60,951,200
EPAM Systems, Inc.(a)	25,398	6,494,015
Gartner, Inc.(a)	50,798	17,454,701
GoDaddy, Inc., Class A(a)	94,597	7,045,585
VeriSign, Inc.(a)	27,997	5,670,232

		97,615,733

Leisure Products — 0.0%
Brunswick Corp.	26,096	2,061,584
Polaris, Inc.	17,754	1,848,901
YETI Holdings, Inc.(a)(b)	30,836	1,486,912

		5,397,397

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	113,984	12,745,691
Bio-Techne Corp.	49,250	3,352,447
Bruker Corp.	36,214	2,256,132
Danaher Corp.	421,948	104,685,299
IQVIA Holdings, Inc.(a)(b)	56,644	11,144,707
Medpace Holdings, Inc.(a)	14,960	3,622,265
Mettler-Toledo International, Inc.(a)(b)	9,152	10,141,057
Repligen Corp.(a)	33,504	5,327,471
Thermo Fisher Scientific, Inc.	247,818	125,438,037
Waters Corp.(a)	38,002	10,420,528

		289,133,634

Machinery — 1.5%
AGCO Corp.	20,801	2,460,342
Caterpillar, Inc.	196,538	53,654,874
Chart Industries, Inc.(a)(b)	12,185	2,060,727
Crane Co.	15,411	1,369,113
Cummins, Inc.	46,450	10,611,967
Deere & Co.	175,082	66,072,445
Donaldson Co., Inc.	50,811	3,030,368
Graco, Inc.	71,027	5,176,448
IDEX Corp.	27,877	5,798,974
Illinois Tool Works, Inc.	89,863	20,696,348
ITT, Inc.	24,711	2,419,454
Lincoln Electric Holdings, Inc.	36,633	6,659,513
Middleby Corp. (The)(a)(b)	16,795	2,149,760
RBC Bearings, Inc.(a)	18,736	4,386,660
Snap-on, Inc.	19,083	4,867,310
Timken Co. (The)	20,951	1,539,689
Toro Co. (The)	67,484	5,607,920
Watts Water Technologies, Inc., Class A	9,201	1,590,117

		200,152,029

Media — 0.0%
New York Times Co. (The), Class A	53,425	2,201,110
Nexstar Media Group, Inc., Class A	21,490	3,081,021

		5,282,131

Security	Shares	Value

Metals & Mining — 0.7%
Commercial Metals Co.	42,514	$2,100,617
Freeport-McMoRan, Inc.	920,236	34,315,600
MP Materials Corp., Class A(a)(b)	92,737	1,771,277
Nucor Corp.	159,412	24,924,066
Reliance Steel & Aluminum Co.	37,506	9,835,198
Royal Gold, Inc.	42,531	4,522,321
Steel Dynamics, Inc.	100,327	10,757,061
Worthington Industries, Inc.	9,580	592,236

		88,818,376

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	319,909	6,017,488

Multi-Utilities — 0.2%
Black Hills Corp.	21,917	1,108,781
Sempra	243,325	16,553,400
WEC Energy Group, Inc.	106,046	8,542,005

		26,204,186

Office REITs — 0.0%
COPT Defense Properties	37,793	900,607

Oil, Gas & Consumable Fuels — 7.0%
Antero Midstream Corp.	217,263	2,602,811
Antero Resources Corp.(a)	178,888	4,540,177
APA Corp.	196,554	8,078,369
Chevron Corp.	1,139,259	192,101,853
Chord Energy Corp.	20,496	3,321,787
Civitas Resources, Inc.	54,768	4,429,088
CNX Resources Corp.(a)(b)	102,977	2,325,221
ConocoPhillips	768,912	92,115,658
Coterra Energy, Inc.	485,688	13,137,860
Devon Energy Corp.	409,989	19,556,475
Diamondback Energy, Inc.	115,243	17,848,836
DT Midstream, Inc.	62,648	3,315,332
EOG Resources, Inc.	373,872	47,392,015
EQT Corp.	233,761	9,486,021
Equitrans Midstream Corp.	128,761	1,206,491
Exxon Mobil Corp.	2,570,464	302,235,157
Hess Corp.	177,079	27,093,087
HF Sinclair Corp.	41,254	2,348,590
Marathon Oil Corp.	390,322	10,441,113
Marathon Petroleum Corp.	122,811	18,586,217
Matador Resources Co.	70,479	4,192,091
Murphy Oil Corp.	94,732	4,296,096
Occidental Petroleum Corp.	427,580	27,741,390
ONEOK, Inc.	373,184	23,671,061
Ovintiv, Inc.	125,919	5,989,967
PBF Energy, Inc., Class A	70,537	3,775,846
Permian Resources Corp., Class A	119,895	1,673,734
Pioneer Natural Resources Co.	149,636	34,348,944
Range Resources Corp.	156,582	5,074,823
Southwestern Energy Co.(a)(b)	715,092	4,612,343
Targa Resources Corp.	144,167	12,357,995
Williams Cos., Inc. (The)	779,888	26,274,427

		936,170,875

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	41,367	2,286,354

Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	35,955	1,482,425
Kenvue, Inc.	1,106,603	22,220,588

		23,703,013

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	1,341,419	$77,855,959
Eli Lilly & Co.	512,019	275,020,766
Jazz Pharmaceuticals PLC(a)	40,675	5,264,972
Johnson & Johnson	958,640	149,308,180
Merck & Co., Inc.	1,629,351	167,741,685
Pfizer, Inc.	3,625,290	120,250,869

		795,442,431

Professional Services — 1.1%
Automatic Data Processing, Inc.	264,537	63,642,311
Broadridge Financial Solutions, Inc.	36,624	6,557,527
CACI International, Inc., Class A(a)(b)	9,259	2,906,678
Concentrix Corp.	27,505	2,203,426
Equifax, Inc.	39,034	7,150,248
ExlService Holdings, Inc.(a)	107,284	3,008,243
Exponent, Inc.	22,718	1,944,661
FTI Consulting, Inc.(a)	21,582	3,850,445
Genpact Ltd.	62,353	2,257,179
Insperity, Inc.	23,112	2,255,731
KBR, Inc.	86,548	5,101,139
Leidos Holdings, Inc.	57,459	5,295,421
Paychex, Inc.	117,384	13,537,897
Paycom Software, Inc.	31,353	8,128,892
Paylocity Holding Corp.(a)	27,754	5,042,902
Science Applications International Corp.	22,585	2,383,621
Verisk Analytics, Inc.	43,137	10,190,685

		145,457,006

Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	261,418	20,100,430

Retail REITs — 0.1%
Agree Realty Corp.	41,807	2,309,419
Brixmor Property Group, Inc.	95,367	1,981,726
NNN REIT, Inc.	64,166	2,267,626

		6,558,771

Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(a)	560,212	57,600,998
Allegro MicroSystems, Inc.(a)	16,430	524,774
Amkor Technology, Inc.	65,053	1,470,198
Analog Devices, Inc.	151,110	26,457,850
Applied Materials, Inc.	539,204	74,652,794
Broadcom, Inc.	158,992	132,055,575
Cirrus Logic, Inc.(a)	35,701	2,640,446
Enphase Energy, Inc.(a)(b)	87,835	10,553,375
First Solar, Inc.(a)	68,835	11,123,048
KLA Corp.	87,788	40,264,844
Lam Research Corp.	85,590	53,645,244
Lattice Semiconductor Corp.(a)	88,859	7,635,654
MACOM Technology Solutions Holdings, Inc.(a)	33,147	2,704,132
Microchip Technology, Inc.	171,891	13,416,093
Monolithic Power Systems, Inc.	30,793	14,226,366
NVIDIA Corp.	1,585,997	689,892,835
NXP Semiconductors NV	97,344	19,461,012
ON Semiconductor Corp.(a)(b)	276,647	25,714,339
Power Integrations, Inc.	37,091	2,830,414
QUALCOMM, Inc.	716,588	79,584,263
Silicon Laboratories, Inc.(a)	10,785	1,249,874
SolarEdge Technologies, Inc.(a)(b)	36,249	4,694,608
Teradyne, Inc.	48,259	4,848,099
Texas Instruments, Inc.	367,296	58,403,737

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	17,758	$2,787,828
Wolfspeed, Inc.(a)(b)	36,285	1,382,459

		1,339,820,859

Software — 10.1%
Adobe, Inc.(a)	137,557	70,140,314
Autodesk, Inc.(a)	75,643	15,651,293
Blackbaud, Inc.(a)	13,348	938,631
Cadence Design Systems, Inc.(a)	174,519	40,889,802
CommVault Systems, Inc.(a)	19,367	1,309,403
Dolby Laboratories, Inc., Class A	18,897	1,497,776
Dropbox, Inc., Class A(a)(b)	166,189	4,525,327
Dynatrace, Inc.(a)	153,090	7,153,896
Envestnet, Inc.(a)	9,413	414,454
Fair Isaac Corp.(a)	16,028	13,920,799
Fortinet, Inc.(a)	417,732	24,512,514
Gen Digital, Inc.	191,499	3,385,702
Intuit, Inc.	95,310	48,697,692
Manhattan Associates, Inc.(a)	22,796	4,505,857
Microsoft Corp.	2,766,992	873,677,724
Oracle Corp.	596,397	63,170,370
Palo Alto Networks, Inc.(a)(b)	196,545	46,078,010
PTC, Inc.(a)	76,577	10,849,429
Qualys, Inc.(a)	23,648	3,607,502
ServiceNow, Inc.(a)	130,988	73,217,053
Synopsys, Inc.(a)	97,701	44,841,828
Teradata Corp.(a)	30,478	1,372,120
Tyler Technologies, Inc.(a)	12,664	4,890,077

		1,359,247,573

Specialized REITs — 0.7%
American Tower Corp.	158,640	26,088,348
CubeSmart	78,485	2,992,633
Extra Space Storage, Inc.	68,075	8,276,538
Gaming & Leisure Properties, Inc.	111,698	5,087,844
Iron Mountain, Inc.	118,784	7,061,709
Lamar Advertising Co., Class A	31,693	2,645,415
National Storage Affiliates Trust	25,822	819,590
PotlatchDeltic Corp.	29,883	1,356,389
Public Storage	62,998	16,601,233
Rayonier, Inc.	47,493	1,351,651
SBA Communications Corp., Class A	39,229	7,852,469
VICI Properties, Inc.	372,019	10,825,753
Weyerhaeuser Co.	267,452	8,200,078

		99,159,650

Specialty Retail — 2.3%
AutoNation, Inc.(a)(b)	7,970	1,206,658
AutoZone, Inc.(a)	11,643	29,573,103
Dick’s Sporting Goods, Inc.	20,520	2,228,062
Five Below, Inc.(a)(b)	24,884	4,003,836
Home Depot, Inc. (The)	342,145	103,382,533
Lowe’s Cos., Inc.	259,621	53,959,629
Murphy U.S.A., Inc.	12,534	4,283,244
O’Reilly Automotive, Inc.(a)	38,785	35,250,135
TJX Cos., Inc. (The)	472,276	41,975,891
Tractor Supply Co.	70,125	14,238,881
Ulta Beauty, Inc.(a)	32,084	12,815,954
Valvoline, Inc.	41,381	1,334,123
Williams-Sonoma, Inc.	19,828	3,081,271

		307,333,320

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 12.1%
Apple Inc.	9,436,467	$1,615,617,515
Super Micro Computer, Inc.(a)(b)	23,365	6,407,150

		1,622,024,665

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(a)	40,035	3,532,288
Deckers Outdoor Corp.(a)	16,843	8,658,818

		12,191,106

Tobacco — 0.6%
Altria Group, Inc.	591,490	24,872,155
Philip Morris International, Inc.	538,254	49,831,555

		74,703,710

Trading Companies & Distributors — 0.3%
Fastenal Co.	179,511	9,808,481
GATX Corp.	11,827	1,287,133
MSC Industrial Direct Co., Inc., Class A	15,242	1,496,002
Watsco, Inc.	21,590	8,154,975
WESCO International, Inc.	13,160	1,892,671
WW Grainger, Inc.	28,476	19,700,836

		42,340,098

Water Utilities — 0.0%
Essential Utilities, Inc.	154,699	5,310,817

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	225,865	31,632,393

Total Long-Term Investments — 99.8% (Cost: $10,369,882,779)		13,412,583,905

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	92,105,814	$92,142,656
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	66,741,839	66,741,839

Total Short-Term Securities — 1.2% (Cost: $158,834,331)		158,884,495

Total Investments — 101.0% (Cost: $10,528,717,110)		13,571,468,400

Liabilities in Excess of Other Assets — (1.0)%		(137,821,891)

Net Assets — 100.0%		$13,433,646,509

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$113,505,398	$—		$(21,392,807	)(a)	$5,597	$24,468	$92,142,656	92,105,814	$214,227	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,496,613	49,245,226	(a)	—		—	—	66,741,839	66,741,839	532,848		—

						$5,597	$24,468	$158,884,495		$747,075		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	12	12/15/23	$2,002	$(109,881)
NASDAQ 100 E-Mini Index	4	12/15/23	1,189	(48,960)
S&P 500 E-Mini Index	68	12/15/23	14,707	(612,148)

				$(770,989)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$770,989	$—	$—	$—	$770,989

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,952,715	$—	$—	$—	$2,952,715

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,161,172)	$—	$—	$—	$(2,161,172)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$23,391,971

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$13,412,583,905	$—	$—	$13,412,583,905
Short-Term Securities
Money Market Funds	158,884,495	—	—	158,884,495

	$13,571,468,400	$—	$—	$13,571,468,400

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(770,989)	$—	$—	$(770,989)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)(a)	433,279	$83,050,919
General Dynamics Corp.	81,201	17,942,985
Hexcel Corp.	65,248	4,250,255
Howmet Aerospace, Inc.	297,856	13,775,840
Huntington Ingalls Industries, Inc.	30,607	6,261,580
L3Harris Technologies, Inc.	72,416	12,609,074
Lockheed Martin Corp.	49,603	20,285,643
Northrop Grumman Corp.	30,427	13,393,661
RTX Corp.	1,112,218	80,046,329
Textron, Inc.	152,136	11,887,907
TransDigm Group, Inc.(a)	22,315	18,814,446
Woodward, Inc.	46,473	5,774,735

		288,093,374

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	40,630	3,499,462
FedEx Corp.	176,813	46,841,300
GXO Logistics, Inc.(a)(b)	92,018	5,396,855
United Parcel Service, Inc., Class B	552,685	86,147,011

		141,884,628

Automobile Components — 0.4%
Adient PLC(a)	72,158	2,648,199
Aptiv PLC(a)	215,875	21,283,116
Autoliv, Inc.	40,478	3,905,317
BorgWarner, Inc.	179,628	7,251,582
Gentex Corp.	95,518	3,108,156
Goodyear Tire & Rubber Co. (The)(a)	214,126	2,661,586
Lear Corp.	45,564	6,114,689

		46,972,645

Automobiles — 0.6%
Ford Motor Co.	3,004,112	37,311,071
General Motors Co.	1,051,384	34,664,130
Harley-Davidson, Inc.	37,123	1,227,286
Thor Industries, Inc.	41,781	3,974,627

		77,177,114

Banks — 6.7%
Associated Banc-Corp.	119,505	2,044,731
Bank of America Corp.	5,282,759	144,641,941
Bank OZK	80,818	2,995,923
Cadence Bank	42,877	909,850
Citigroup, Inc.	1,471,504	60,522,960
Citizens Financial Group, Inc.	362,777	9,722,424
Columbia Banking System, Inc.	77,872	1,580,802
Comerica, Inc.	100,324	4,168,462
Commerce Bancshares, Inc.	27,514	1,320,122
Cullen/Frost Bankers, Inc.	17,361	1,583,497
East West Bancorp, Inc.	54,058	2,849,397
Fifth Third Bancorp	520,289	13,178,920
First Financial Bankshares, Inc.	45,477	1,142,382
First Horizon Corp.	144,976	1,597,636
FNB Corp.	271,966	2,934,513
Glacier Bancorp, Inc.	38,418	1,094,913
Hancock Whitney Corp.	33,404	1,235,614
Home BancShares, Inc.	148,576	3,111,181
Huntington Bancshares, Inc.	1,107,804	11,521,162
International Bancshares Corp.	15,533	673,200
JPMorgan Chase & Co.	2,220,652	322,038,953
KeyCorp	717,869	7,724,270
M&T Bank Corp.	127,421	16,112,385
New York Community Bancorp, Inc., Class A	551,096	6,249,429

Security	Shares	Value

Banks (continued)
Old National Bancorp	223,774	$3,253,674
Pinnacle Financial Partners, Inc.	59,392	3,981,640
PNC Financial Services Group, Inc. (The)	304,322	37,361,612
Prosperity Bancshares, Inc.	73,057	3,987,451
Regions Financial Corp.	717,042	12,333,122
SouthState Corp.	24,974	1,682,249
Synovus Financial Corp.	113,139	3,145,264
Texas Capital Bancshares, Inc.(a)	36,857	2,170,877
Truist Financial Corp.	1,017,813	29,119,630
U.S. Bancorp	1,189,740	39,332,804
UMB Financial Corp.	34,368	2,132,534
United Bankshares, Inc.	52,559	1,450,103
Valley National Bancorp	335,955	2,875,775
Webster Financial Corp.	133,990	5,401,137
Wells Fargo & Co.	2,795,821	114,237,246
Wintrust Financial Corp.	47,378	3,577,039
Zions Bancorp N.A.	115,531	4,030,877

		891,027,701

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,197	855,798
Brown-Forman Corp., Class B, NVS	64,039	3,694,410
Coca-Cola Co. (The)	1,040,888	58,268,910
Coca-Cola Consolidated, Inc.	3,470	2,208,030
Constellation Brands, Inc., Class A	54,447	13,684,165
Keurig Dr Pepper, Inc.	382,318	12,069,779
Molson Coors Beverage Co., Class B	141,827	9,018,779

		99,799,871

Biotechnology — 0.1%
Arrowhead Pharmaceuticals, Inc.(a)	44,737	1,202,083
Biogen, Inc.(a)	58,768	15,103,964

		16,306,047

Broadline Retail — 3.8%
Amazon.com, Inc.(a)	3,746,572	476,264,233
eBay, Inc.	405,650	17,885,108
Etsy, Inc.(a)(b)	40,896	2,641,064
Kohl’s Corp.	87,948	1,843,390
Macy’s, Inc.	210,213	2,440,573
Nordstrom, Inc.	74,426	1,111,924
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	24,204	1,868,065

		504,054,357

Building Products — 1.0%
A O Smith Corp.	95,197	6,295,378
Advanced Drainage Systems, Inc.(b)	12,246	1,393,962
Allegion PLC	67,438	7,027,040
Carrier Global Corp.	640,064	35,331,533
Fortune Brands Innovations, Inc.	96,726	6,012,488
Johnson Controls International PLC	519,859	27,661,698
Lennox International, Inc.	9,246	3,462,072
Masco Corp.	49,316	2,635,940
Owens Corning	31,491	4,295,687
Trane Technologies PLC	174,346	35,376,547
Trex Co., Inc.(a)	38,891	2,396,852

		131,889,197

Capital Markets — 4.5%
Affiliated Managers Group, Inc.	9,653	1,258,172
Bank of New York Mellon Corp. (The)	595,063	25,379,437
BlackRock, Inc.(c)	107,246	69,333,467
Cboe Global Markets, Inc.	27,004	4,218,295
Charles Schwab Corp. (The)	466,782	25,626,332
CME Group, Inc., Class A	274,895	55,039,477

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Evercore, Inc., Class A	13,467	$1,856,830
FactSet Research Systems, Inc.	11,787	5,153,984
Federated Hermes, Inc., Class B	19,753	669,034
Franklin Resources, Inc.	219,000	5,383,020
Goldman Sachs Group, Inc. (The)	251,916	81,512,460
Interactive Brokers Group, Inc., Class A	36,158	3,129,836
Intercontinental Exchange, Inc.	437,344	48,116,587
Invesco Ltd.	340,445	4,943,261
Janus Henderson Group PLC	100,034	2,582,878
MarketAxess Holdings, Inc.	14,924	3,188,363
Moody’s Corp.	64,097	20,265,549
Morgan Stanley	974,936	79,623,023
MSCI, Inc., Class A	25,870	13,273,380
Nasdaq, Inc.	94,082	4,571,444
Northern Trust Corp.	158,285	10,997,642
S&P Global, Inc.	248,653	90,860,293
State Street Corp.	242,772	16,256,013
Stifel Financial Corp.	79,811	4,903,588
T Rowe Price Group, Inc.	171,390	17,973,669

		596,116,034

Chemicals — 2.1%
Ashland, Inc.	12,403	1,013,077
Avient Corp.	69,952	2,470,705
Axalta Coating Systems Ltd.(a)	93,094	2,504,229
Celanese Corp., Class A	76,455	9,596,632
Chemours Co. (The)	48,930	1,372,486
Corteva, Inc.	169,079	8,650,082
Dow, Inc.	537,246	27,700,404
DuPont de Nemours, Inc.	350,334	26,131,413
Eastman Chemical Co.	90,270	6,925,514
Ecolab, Inc.	193,846	32,837,512
International Flavors & Fragrances, Inc.	195,410	13,321,100
Linde PLC	145,415	54,145,275
LyondellBasell Industries NV, Class A	195,322	18,496,993
NewMarket Corp.	2,356	1,072,074
PPG Industries, Inc.	179,964	23,359,327
Scotts Miracle-Gro Co. (The)	32,204	1,664,303
Sherwin-Williams Co. (The)	180,778	46,107,429

		277,368,555

Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	18,568	1,348,780
Cintas Corp.	26,983	12,979,093
MSA Safety, Inc.	12,494	1,969,679
Republic Services, Inc.	70,642	10,067,191
Stericycle, Inc.(a)(b)	69,927	3,126,436
Tetra Tech, Inc.	18,019	2,739,429
Waste Management, Inc.	115,475	17,603,009

		49,833,617

Communications Equipment — 1.5%
Ciena Corp.(a)	114,267	5,400,258
Cisco Systems, Inc.	3,113,913	167,403,963
F5, Inc.(a)	45,549	7,339,766
Juniper Networks, Inc.	248,635	6,909,567
Lumentum Holdings, Inc.(a)	53,846	2,432,762
Motorola Solutions, Inc.	57,354	15,614,053

		205,100,369

Construction & Engineering — 0.1%
AECOM	48,433	4,021,876
Fluor Corp.(a)	111,195	4,080,857

Security	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.(a)	45,757	$3,293,131
MDU Resources Group, Inc.	157,325	3,080,424

		14,476,288

Construction Materials — 0.2%
Knife River Corp.(a)	39,331	1,920,532
Martin Marietta Materials, Inc.	47,229	19,386,560
Vulcan Materials Co.	41,788	8,442,012

		29,749,104

Consumer Finance — 0.6%
Ally Financial, Inc.	167,204	4,461,003
American Express Co.	226,735	33,826,595
Capital One Financial Corp.	291,165	28,257,563
Discover Financial Services	80,187	6,946,600
Synchrony Financial	321,222	9,819,756

		83,311,517

Consumer Staples Distribution & Retail — 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	43,801	3,126,077
Costco Wholesale Corp.	115,131	65,044,410
Grocery Outlet Holding Corp.(a)(b)	75,881	2,189,167
Kroger Co. (The)	504,264	22,565,814
Performance Food Group Co.(a)	66,686	3,925,138
Sprouts Farmers Market, Inc.(a)	36,723	1,571,744
Sysco Corp.	385,633	25,471,060
Target Corp.	352,694	38,997,375
U.S. Foods Holding Corp.(a)	125,034	4,963,850
Walgreens Boots Alliance, Inc.	546,265	12,148,934
Walmart, Inc.	1,090,583	174,416,939

		354,420,508

Containers & Packaging — 0.6%
Amcor PLC	1,120,593	10,264,632
AptarGroup, Inc.	27,178	3,398,337
Avery Dennison Corp.	61,757	11,281,151
Ball Corp.	241,371	12,015,448
Berry Global Group, Inc.	51,158	3,167,192
Crown Holdings, Inc.	56,130	4,966,383
Graphic Packaging Holding Co.	68,254	1,520,699
Greif, Inc., Class A, NVS	19,570	1,307,472
International Paper Co.	265,760	9,426,507
Packaging Corp. of America	69,077	10,606,773
Sealed Air Corp.	111,558	3,665,796
Sonoco Products Co.	36,032	1,958,339
Westrock Co.	195,289	6,991,346

		80,570,075

Distributors — 0.1%
Genuine Parts Co.	30,437	4,394,494
LKQ Corp.	205,509	10,174,750
Pool Corp.	11,278	4,016,096

		18,585,340

Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,891	1,685,453

Diversified Telecommunication Services — 1.4%
AT&T Inc.	5,462,820	82,051,556
Frontier Communications Parent, Inc.(a)(b)	172,656	2,702,066
Verizon Communications, Inc.	3,212,472	104,116,218

		188,869,840

Electric Utilities — 3.1%
ALLETE, Inc.	43,106	2,275,997
Alliant Energy Corp.	194,160	9,407,052
American Electric Power Co., Inc.	393,668	29,611,707

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Constellation Energy Corp.	245,744	$26,805,756
Duke Energy Corp.	588,931	51,979,050
Edison International	293,454	18,572,704
Entergy Corp.	162,007	14,985,647
Evergy, Inc.	174,952	8,870,066
Eversource Energy	266,747	15,511,338
Exelon Corp.	759,710	28,709,441
FirstEnergy Corp.	392,663	13,421,221
IDACORP, Inc.	17,920	1,678,208
NextEra Energy, Inc.	1,546,400	88,593,256
NRG Energy, Inc.	92,248	3,553,393
Pinnacle West Capital Corp.	86,921	6,404,339
PNM Resources, Inc.	24,594	1,097,138
Portland General Electric Co.	77,648	3,143,191
PPL Corp.	565,735	13,328,717
Southern Co. (The)	833,333	53,933,312
Xcel Energy, Inc.	421,449	24,115,312

		415,996,845

Electrical Equipment — 1.3%
Acuity Brands, Inc.	12,132	2,066,201
AMETEK, Inc.	88,407	13,063,018
Eaton Corp. PLC	304,892	65,027,366
Emerson Electric Co.	436,708	42,172,892
EnerSys	30,782	2,914,132
Generac Holdings, Inc.(a)	47,559	5,182,029
Regal Rexnord Corp.	50,972	7,282,879
Rockwell Automation, Inc.	87,768	25,090,238
Sensata Technologies Holding PLC	71,420	2,701,104
Sunrun, Inc.(a)(b)	169,486	2,128,744
Vicor Corp.(a)(b)	9,575	563,872

		168,192,475

Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	42,756	5,354,762
Avnet, Inc.	68,948	3,322,604
CDW Corp.	37,806	7,627,739
Cognex Corp.	62,794	2,664,977
Coherent Corp.(a)	99,960	3,262,694
Corning, Inc.	587,552	17,902,710
Crane NXT Co.	18,039	1,002,427
IPG Photonics Corp.(a)(b)	22,800	2,315,112
Jabil, Inc.(b)	100,498	12,752,191
Keysight Technologies, Inc.(a)	62,715	8,297,822
Littelfuse, Inc.	7,187	1,777,489
National Instruments Corp.	41,462	2,471,964
TD SYNNEX Corp.	36,736	3,668,457
TE Connectivity Ltd.	239,585	29,595,935
Teledyne Technologies, Inc.(a)	36,052	14,730,126
Trimble, Inc.(a)	188,463	10,150,617
Vishay Intertechnology, Inc.	98,986	2,446,934
Vontier Corp.	120,705	3,732,199
Zebra Technologies Corp., Class A(a)(b)	39,434	9,327,324

		142,404,083

Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	771,517	27,249,980
Halliburton Co.	686,615	27,807,908
Schlumberger NV	510,415	29,757,194

		84,815,082

Entertainment — 2.4%
Activision Blizzard, Inc.	224,755	21,043,811
Electronic Arts, Inc.	60,597	7,295,879
Live Nation Entertainment, Inc.(a)	108,893	9,042,475

Security	Shares	Value

Entertainment (continued)
Netflix, Inc.(a)	338,625	$127,864,800
Take-Two Interactive Software, Inc.(a)	120,352	16,896,217
Walt Disney Co. (The)(a)	1,398,207	113,324,677
Warner Bros Discovery, Inc., Class A(a)(b)	1,690,794	18,362,023

		313,829,882

Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(a)	1,393,546	488,159,164
Essent Group Ltd.	84,512	3,996,572
Euronet Worldwide, Inc.(a)(b)	18,100	1,436,778
Fidelity National Information Services, Inc.	453,824	25,082,853
Fiserv, Inc.(a)	145,154	16,396,596
FleetCor Technologies, Inc.(a)(b)	26,802	6,843,623
Global Payments, Inc.	198,585	22,914,723
MGIC Investment Corp.	214,416	3,578,603
PayPal Holdings, Inc.(a)	839,054	49,051,097
Voya Financial, Inc.	81,247	5,398,863
Western Union Co. (The)	231,224	3,047,532

		625,906,404

Food Products — 1.1%
Archer-Daniels-Midland Co.	208,273	15,707,950
Bunge Ltd.	68,865	7,454,636
Campbell Soup Co.	62,101	2,551,109
Conagra Brands, Inc.	364,142	9,984,774
Flowers Foods, Inc.	53,607	1,189,003
General Mills, Inc.	142,590	9,124,334
Hormel Foods Corp.	61,125	2,324,584
Ingredion, Inc.	50,794	4,998,130
J M Smucker Co. (The)	78,432	9,640,077
Kellanova	91,106	5,421,718
Kraft Heinz Co. (The)	610,079	20,523,058
McCormick & Co., Inc., NVS	94,095	7,117,346
Mondelez International, Inc., Class A	478,194	33,186,664
Pilgrim’s Pride Corp.(a)	30,746	701,931
Post Holdings, Inc.(a)(b)	38,821	3,328,512
Tyson Foods, Inc., Class A	218,217	11,017,776

		144,271,602

Gas Utilities — 0.1%
Atmos Energy Corp.	43,410	4,598,421
National Fuel Gas Co.	20,691	1,074,070
New Jersey Resources Corp.	25,399	1,031,961
Southwest Gas Holdings, Inc.	46,117	2,785,928
Spire, Inc.	20,182	1,141,898
UGI Corp.	161,270	3,709,210

		14,341,488

Ground Transportation — 1.0%
CSX Corp.	797,084	24,510,333
Hertz Global Holdings, Inc.(a)	102,803	1,259,337
Knight-Swift Transportation Holdings, Inc.	63,026	3,160,754
Norfolk Southern Corp.	173,471	34,161,644
Ryder System, Inc.	34,966	3,739,614
Saia, Inc.(a)(b)	8,894	3,545,593
Union Pacific Corp.	232,854	47,416,060
Werner Enterprises, Inc.	48,683	1,896,203
XPO, Inc.(a)	89,205	6,660,045

		126,349,583

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	636,506	61,645,606
Align Technology, Inc.(a)	54,233	16,558,420
Baxter International, Inc.	386,645	14,591,982
Becton Dickinson & Co.	221,682	57,311,447

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	525,867	$27,765,778
Cooper Cos., Inc. (The)	37,929	12,061,801
DENTSPLY SIRONA, Inc.	161,773	5,526,166
Edwards Lifesciences Corp.(a)	464,424	32,175,295
Enovis Corp.(a)	35,933	1,894,747
Envista Holdings Corp.(a)	126,186	3,518,066
GE HealthCare Technologies, Inc.	299,596	20,384,512
ICU Medical, Inc.(a)(b)	15,195	1,808,357
IDEXX Laboratories, Inc.(a)	32,486	14,205,153
Integra LifeSciences Holdings Corp.(a)	54,798	2,092,736
Intuitive Surgical, Inc.(a)	136,895	40,013,040
LivaNova PLC(a)	40,366	2,134,554
Masimo Corp.(a)	13,489	1,182,715
Medtronic PLC	1,017,186	79,706,695
Neogen Corp.(a)(b)	151,167	2,802,636
Penumbra, Inc.(a)	11,134	2,693,426
QuidelOrtho Corp.(a)	18,155	1,326,041
ResMed, Inc.	51,996	7,688,648
STERIS PLC	75,185	16,497,093
Stryker Corp.	258,281	70,580,449
Teleflex, Inc.	35,876	7,046,405
Zimmer Biomet Holdings, Inc.	159,678	17,919,065

		521,130,833

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	28,815	2,025,983
Amedisys, Inc.(a)	24,640	2,301,376
Cardinal Health, Inc.	195,253	16,951,865
Cencora, Inc.	127,331	22,915,760
Centene Corp.(a)	413,765	28,500,133
Chemed Corp.	3,588	1,864,684
Cigna Group (The)	115,345	32,996,744
CVS Health Corp.	981,462	68,525,677
DaVita, Inc.(a)(b)	41,146	3,889,531
Encompass Health Corp.	40,641	2,729,450
HCA Healthcare, Inc.	70,584	17,362,252
Henry Schein, Inc.(a)	100,310	7,448,018
Humana, Inc.	34,253	16,664,770
Laboratory Corp. of America Holdings	67,983	13,667,982
McKesson Corp.	55,642	24,195,924
Patterson Cos., Inc.	64,194	1,902,710
Progyny, Inc.(a)(b)	40,174	1,366,719
Quest Diagnostics, Inc.	29,202	3,558,556
R1 RCM, Inc.(a)(b)	151,238	2,279,157
Tenet Healthcare Corp.(a)	78,105	5,146,338
Universal Health Services, Inc., Class B	47,480	5,969,660

		282,263,289

Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	293,664	4,484,249
Healthpeak Properties, Inc.	419,519	7,702,369
Medical Properties Trust, Inc.	461,392	2,514,586
Omega Healthcare Investors, Inc.	95,925	3,180,873
Physicians Realty Trust	184,388	2,247,690
Sabra Health Care REIT, Inc.	174,171	2,427,944
Ventas, Inc.	307,179	12,941,451
Welltower, Inc.	396,382	32,471,614

		67,970,776

Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	37,305	791,612

Security	Shares	Value

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	546,461	$8,781,628
Park Hotels & Resorts, Inc.	164,416	2,025,605

		10,807,233

Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A(a)	195,480	26,821,811
Aramark	117,932	4,092,240
Booking Holdings, Inc.(a)	27,272	84,105,484
Boyd Gaming Corp.	22,243	1,353,042
Caesars Entertainment, Inc.(a)	164,419	7,620,821
Carnival Corp.(a)	769,822	10,561,958
Choice Hotels International, Inc.(b)	8,576	1,050,646
Darden Restaurants, Inc.	92,049	13,183,258
Domino’s Pizza, Inc.	14,416	5,460,637
Expedia Group, Inc.(a)	105,872	10,912,227
Hilton Grand Vacations, Inc.(a)	26,487	1,078,021
Hilton Worldwide Holdings, Inc.	103,556	15,552,040
Las Vegas Sands Corp.	249,698	11,446,156
Light & Wonder, Inc., Class A(a)(b)	38,139	2,720,455
Marriott International, Inc., Class A	93,588	18,395,657
Marriott Vacations Worldwide Corp.	26,060	2,622,418
McDonald’s Corp.	211,612	55,747,065
MGM Resorts International(b)	215,609	7,925,787
Norwegian Cruise Line Holdings Ltd.(a)(b)	325,849	5,369,991
Penn Entertainment, Inc.(a)(b)	116,967	2,684,393
Planet Fitness, Inc., Class A(a)(b)	20,828	1,024,321
Royal Caribbean Cruises Ltd.(a)	179,559	16,544,566
Starbucks Corp.	428,871	39,143,056
Travel + Leisure Co.	56,482	2,074,584
Vail Resorts, Inc.	14,215	3,154,166
Wyndham Hotels & Resorts, Inc.	31,969	2,223,124
Wynn Resorts Ltd.	74,387	6,874,103
Yum! Brands, Inc.	77,412	9,671,855

		369,413,882

Household Durables — 0.8%
DR Horton, Inc.	115,703	12,434,601
Garmin Ltd.	116,985	12,306,822
Helen of Troy Ltd.(a)(b)	18,092	2,108,803
KB Home	59,374	2,747,829
Leggett & Platt, Inc.	104,931	2,666,297
Lennar Corp., Class A	192,565	21,611,570
Mohawk Industries, Inc.(a)	41,057	3,523,101
NVR, Inc.(a)	2,499	14,902,287
PulteGroup, Inc.	166,757	12,348,356
Taylor Morrison Home Corp., Class A(a)(b)	84,570	3,603,528
Toll Brothers, Inc.	83,977	6,210,939
TopBuild Corp.(a)	11,335	2,851,886
Whirlpool Corp.	41,956	5,609,517

		102,925,536

Household Products — 1.4%
Church & Dwight Co., Inc.	187,581	17,188,047
Clorox Co. (The)	52,012	6,816,693
Colgate-Palmolive Co.	283,908	20,188,698
Kimberly-Clark Corp.	134,681	16,276,199
Procter & Gamble Co. (The)	810,590	118,232,657

		178,702,294

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	210,889	3,205,513
Ormat Technologies, Inc.(b)	16,430	1,148,786
Vistra Corp.	92,892	3,082,156

		7,436,455

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.7%
3M Co.	421,800	$39,488,916
General Electric Co.(b)	831,673	91,941,450
Honeywell International, Inc.	507,361	93,729,871

		225,160,237

Industrial REITs — 0.7%
EastGroup Properties, Inc.	15,598	2,597,535
First Industrial Realty Trust, Inc.	48,818	2,323,248
Prologis, Inc.	705,957	79,215,435
Rexford Industrial Realty, Inc.	66,200	3,266,970
STAG Industrial, Inc.	75,327	2,599,535

		90,002,723

Insurance — 2.7%
Aflac, Inc.	413,090	31,704,657
Allstate Corp. (The)	199,876	22,268,185
American Financial Group, Inc.	27,819	3,106,548
American International Group, Inc.	543,990	32,965,794
Aon PLC, Class A	52,706	17,088,339
Arthur J. Gallagher & Co.	59,181	13,489,125
Assurant, Inc.	41,000	5,886,780
Brighthouse Financial, Inc.(a)	51,535	2,522,123
Brown & Brown, Inc.	74,906	5,231,435
Chubb Ltd.	134,960	28,095,973
Cincinnati Financial Corp.	119,806	12,254,956
CNO Financial Group, Inc.	90,485	2,147,209
Everest Group Ltd.	13,792	5,126,073
Fidelity National Financial, Inc., Class A	22,062	911,161
First American Financial Corp.	77,504	4,378,201
Globe Life, Inc.	19,931	2,167,098
Hanover Insurance Group, Inc. (The)	10,996	1,220,336
Hartford Financial Services Group, Inc. (The)	234,905	16,657,114
Kemper Corp.	45,805	1,925,184
Loews Corp.	142,037	8,992,362
Marsh & McLennan Cos., Inc.	135,885	25,858,915
MetLife, Inc.	482,708	30,367,160
Old Republic International Corp.	202,270	5,449,154
Primerica, Inc.	8,633	1,674,888
Principal Financial Group, Inc.	66,270	4,776,079
Prudential Financial, Inc.	277,385	26,321,063
Reinsurance Group of America, Inc.	51,314	7,450,280
RenaissanceRe Holdings Ltd.	16,906	3,346,036
Travelers Cos., Inc. (The)	80,472	13,141,882
Unum Group	140,507	6,911,539
Willis Towers Watson PLC	80,258	16,770,712

		360,206,361

Interactive Media & Services — 3.9%
Match Group, Inc.(a)	213,568	8,366,526
Meta Platforms, Inc., Class A(a)	1,698,364	509,865,857
Ziff Davis, Inc.(a)	35,586	2,266,472
ZoomInfo Technologies, Inc., Class A(a)	112,485	1,844,754

		522,343,609

IT Services — 1.7%
Accenture PLC, Class A	245,831	75,497,158
Akamai Technologies, Inc.(a)	116,749	12,438,439
Cognizant Technology Solutions Corp., Class A	385,923	26,142,424
DXC Technology Co.(a)(b)	157,606	3,282,933
EPAM Systems, Inc.(a)	14,240	3,641,026
International Business Machines Corp.	696,134	97,667,600
Kyndryl Holdings, Inc.(a)	175,828	2,655,003
VeriSign, Inc.(a)	34,831	7,054,322

		228,378,905

Security	Shares	Value

Leisure Products — 0.1%
Brunswick Corp.	22,422	$1,771,338
Hasbro, Inc.	100,164	6,624,847
Mattel, Inc.(a)	273,735	6,030,382
Polaris, Inc.	19,711	2,052,704
Topgolf Callaway Brands Corp.(a)(b)	105,910	1,465,794
YETI Holdings, Inc.(a)(b)	29,271	1,411,448

		19,356,513

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	90,208	10,087,059
Azenta, Inc.(a)	46,205	2,319,029
Bio-Rad Laboratories, Inc., Class A(a)	15,955	5,719,070
Bio-Techne Corp.	63,041	4,291,201
Bruker Corp.	30,916	1,926,067
Charles River Laboratories International, Inc.(a)	39,613	7,763,356
Illumina, Inc.(a)	121,144	16,630,648
IQVIA Holdings, Inc.(a)(b)	72,457	14,255,915
Mettler-Toledo International, Inc.(a)	5,876	6,511,019
Revvity, Inc.	95,345	10,554,691
Sotera Health Co.(a)(b)	74,455	1,115,336
West Pharmaceutical Services, Inc.	56,373	21,151,713

		102,325,104

Machinery — 2.5%
AGCO Corp.	23,450	2,773,666
Caterpillar, Inc.	155,928	42,568,344
Chart Industries, Inc.(a)(b)	17,558	2,969,409
Crane Co.(b)	18,039	1,602,585
Cummins, Inc.	53,145	12,141,507
Donaldson Co., Inc.	33,250	1,983,030
Dover Corp.	106,885	14,911,526
Esab Corp.	43,515	3,055,623
Flowserve Corp.	99,445	3,954,928
Fortive Corp.	268,995	19,948,669
Graco, Inc.	46,151	3,363,485
IDEX Corp.	25,002	5,200,916
Illinois Tool Works, Inc.	103,341	23,800,466
Ingersoll Rand, Inc.	308,545	19,660,487
ITT, Inc.	33,683	3,297,903
Middleby Corp. (The)(a)	21,128	2,704,384
Nordson Corp.	41,056	9,162,467
Oshkosh Corp.	50,611	4,829,808
Otis Worldwide Corp.	314,631	25,268,016
PACCAR, Inc.	399,496	33,965,150
Parker-Hannifin Corp.	98,034	38,186,204
Pentair PLC	126,887	8,215,933
Snap-on, Inc.	17,277	4,406,672
Stanley Black & Decker, Inc.	117,344	9,807,611
Terex Corp.	53,206	3,065,730
Timken Co. (The)	25,460	1,871,055
Watts Water Technologies, Inc., Class A	9,872	1,706,079
Westinghouse Air Brake Technologies Corp.	136,879	14,546,131
Xylem, Inc.	184,244	16,771,731

		335,739,515

Marine Transportation — 0.0%
Kirby Corp.(a)	45,727	3,786,196

Media — 1.7%
Cable One, Inc.	3,636	2,238,467
Charter Communications, Inc., Class A(a)(b)	77,771	34,205,241
Comcast Corp., Class A	3,144,959	139,447,482
Fox Corp., Class A, NVS	194,853	6,079,414
Fox Corp., Class B	100,650	2,906,772
Interpublic Group of Cos., Inc. (The)	292,154	8,373,134

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
New York Times Co. (The), Class A	62,082	$2,557,778
News Corp., Class A, NVS	295,124	5,920,187
News Corp., Class B	89,395	1,865,674
Omnicom Group, Inc.	149,932	11,166,935
Paramount Global, Class B, NVS	370,402	4,778,186
TEGNA, Inc.	154,780	2,255,145

		221,794,415

Metals & Mining — 0.3%
Alcoa Corp.	136,340	3,962,040
Cleveland-Cliffs, Inc.(a)	387,479	6,056,297
Commercial Metals Co.	38,932	1,923,630
Newmont Corp.	606,969	22,427,504
United States Steel Corp.	173,114	5,622,743
Worthington Industries, Inc.	11,667	721,254

		40,713,468

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	228,242	4,416,483

Multi-Utilities — 1.2%
Ameren Corp.	201,210	15,056,544
Black Hills Corp.	26,131	1,321,967
CenterPoint Energy, Inc.	484,152	12,999,481
CMS Energy Corp.	223,312	11,860,100
Consolidated Edison, Inc.	263,479	22,535,359
Dominion Energy, Inc.	639,409	28,562,400
DTE Energy Co.	157,940	15,680,283
NiSource, Inc.	316,505	7,811,344
Northwestern Energy Group, Inc.	46,456	2,232,675
Public Service Enterprise Group, Inc.	381,389	21,704,848
Sempra	191,482	13,026,521
WEC Energy Group, Inc.	115,489	9,302,639

		162,094,161

Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	118,994	11,911,299
Boston Properties, Inc.	109,396	6,506,874
COPT Defense Properties	40,700	969,881
Cousins Properties, Inc.	114,193	2,326,112
Kilroy Realty Corp.	83,456	2,638,044
Vornado Realty Trust	121,476	2,755,076

		27,107,286

Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.	86,423	7,452,255
Chord Energy Corp.	7,664	1,242,105
Equitrans Midstream Corp.	178,465	1,672,217
HF Sinclair Corp.	62,553	3,561,142
Kinder Morgan, Inc.	1,480,919	24,553,637
Marathon Petroleum Corp.	158,829	24,037,181
Ovintiv, Inc.	44,839	2,132,991
Permian Resources Corp., Class A	70,382	982,533
PetroCorp Escrow(a)(d)	190	—
Phillips 66	340,263	40,882,599
Valero Energy Corp.	269,845	38,239,735

		144,756,395

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	98,742	3,661,354
American Airlines Group, Inc.(a)(b)	499,751	6,401,810
Delta Air Lines, Inc.	491,661	18,191,457
Southwest Airlines Co.	455,973	12,343,189
United Airlines Holdings, Inc.(a)	249,167	10,539,764

		51,137,574

Security	Shares	Value

Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	60,258	$2,484,437
Coty, Inc., Class A(a)	273,633	3,001,754
Estee Lauder Cos., Inc. (The), Class A	177,182	25,611,658

		31,097,849

Pharmaceuticals — 1.5%
Catalent, Inc.(a)(b)	138,501	6,305,950
Johnson & Johnson	699,219	108,903,359
Organon & Co.	196,330	3,408,289
Perrigo Co. PLC	104,680	3,344,526
Viatris, Inc.	911,859	8,990,930
Zoetis, Inc., Class A	351,749	61,197,291

		192,150,345

Professional Services — 0.7%
ASGN, Inc.(a)	37,620	3,072,802
Broadridge Financial Solutions, Inc.	47,072	8,428,242
CACI International, Inc., Class A(a)	6,375	2,001,304
Ceridian HCM Holding, Inc.(a)(b)	119,647	8,118,049
Equifax, Inc.	47,745	8,745,929
Exponent, Inc.	12,027	1,029,511
Genpact Ltd.	54,674	1,979,199
Jacobs Solutions, Inc.	96,220	13,134,030
Leidos Holdings, Inc.	37,476	3,453,788
ManpowerGroup, Inc.	38,118	2,794,812
Maximus, Inc.	47,271	3,530,198
Paychex, Inc.	105,137	12,125,450
Robert Half, Inc.	81,654	5,983,605
Science Applications International Corp.	13,716	1,447,587
Verisk Analytics, Inc.(b)	59,906	14,152,193

		89,996,699

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	236,208	17,446,323
Jones Lang LaSalle, Inc.(a)	36,590	5,165,776

		22,612,099

Residential REITs — 0.8%
Apartment Income REIT Corp.	113,723	3,491,296
AvalonBay Communities, Inc.	108,794	18,684,282
Camden Property Trust	82,014	7,756,884
Equity LifeStyle Properties, Inc.	143,088	9,116,137
Equity Residential	262,698	15,423,000
Essex Property Trust, Inc.	48,792	10,348,295
Independence Realty Trust, Inc.	168,799	2,375,002
Invitation Homes, Inc.	439,557	13,929,561
Mid-America Apartment Communities, Inc.	89,393	11,500,409
UDR, Inc.	232,845	8,305,581

		100,930,447

Retail REITs — 0.7%
Agree Realty Corp.	23,238	1,283,667
Brixmor Property Group, Inc.	115,346	2,396,890
Federal Realty Investment Trust	56,310	5,103,375
Kimco Realty Corp.	472,187	8,305,769
Kite Realty Group Trust	171,316	3,669,589
NNN REIT, Inc.	66,222	2,340,285
Realty Income Corp.	541,614	27,048,203
Regency Centers Corp.	126,097	7,495,206
Simon Property Group, Inc.	250,018	27,009,445
Spirit Realty Capital, Inc.	108,471	3,637,033

		88,289,462

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.(a)	567,918	58,393,329
Allegro MicroSystems, Inc.(a)	29,927	955,868

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	203,074	$35,556,227
Broadcom, Inc.	126,138	104,767,700
Intel Corp.	3,200,218	113,767,750
Microchip Technology, Inc.	213,214	16,641,353
Micron Technology, Inc.	836,967	56,938,865
MKS Instruments, Inc.	48,266	4,176,940
NXP Semiconductors NV	80,767	16,146,939
Qorvo, Inc.(a)	74,818	7,142,874
Silicon Laboratories, Inc.(a)(b)	11,802	1,367,734
Skyworks Solutions, Inc.	121,109	11,940,136
Synaptics, Inc.(a)	30,073	2,689,729
Teradyne, Inc.	59,897	6,017,252
Texas Instruments, Inc.	256,708	40,819,139
Universal Display Corp.	12,132	1,904,603
Wolfspeed, Inc.(a)(b)	53,742	2,047,570

		481,274,008

Software — 9.1%
ACI Worldwide, Inc.(a)	84,734	1,911,599
Adobe, Inc.(a)	184,597	94,126,010
ANSYS, Inc.(a)	66,319	19,733,218
Aspen Technology, Inc.(a)	21,675	4,427,335
Autodesk, Inc.(a)(b)	73,438	15,195,057
Blackbaud, Inc.(a)	17,772	1,249,727
CommVault Systems, Inc.(a)	10,833	732,419
Dolby Laboratories, Inc., Class A	23,229	1,841,131
Envestnet, Inc.(a)	5,825	256,475
Gen Digital, Inc.	204,033	3,607,303
Intuit, Inc.	100,585	51,392,900
Manhattan Associates, Inc.(a)(b)	20,029	3,958,932
Microsoft Corp.	2,384,498	752,905,243
NCR Corp.(a)	102,271	2,758,249
Oracle Corp.	493,216	52,241,439
Roper Technologies, Inc.	81,542	39,489,160
Salesforce, Inc.(a)	744,274	150,923,882
Teradata Corp.(a)	41,446	1,865,899
Tyler Technologies, Inc.(a)	17,027	6,574,806

		1,205,190,784

Specialized REITs — 1.5%
American Tower Corp.	167,420	27,532,219
Crown Castle, Inc.	331,389	30,497,730
CubeSmart	80,597	3,073,164
Digital Realty Trust, Inc.	231,314	27,993,620
EPR Properties	59,577	2,474,829
Equinix, Inc.	71,498	51,926,137
Extra Space Storage, Inc.	81,047	9,853,748
Gaming & Leisure Properties, Inc.	68,600	3,124,730
Iron Mountain, Inc.	83,535	4,966,156
Lamar Advertising Co., Class A	28,955	2,416,874
National Storage Affiliates Trust	33,781	1,072,209
PotlatchDeltic Corp.	26,198	1,189,127
Public Storage	45,689	12,039,965
Rayonier, Inc.	49,685	1,414,035
SBA Communications Corp., Class A	36,882	7,382,670
VICI Properties, Inc.	331,138	9,636,116
Weyerhaeuser Co.	242,584	7,437,625

		204,030,954

Specialty Retail — 1.9%
AutoNation, Inc.(a)(b)	11,149	1,687,959
Bath & Body Works, Inc.	175,286	5,924,667
Best Buy Co., Inc.	148,401	10,309,417
CarMax, Inc.(a)(b)	121,166	8,570,071

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	23,872	$2,592,022
Five Below, Inc.(a)(b)	12,969	2,086,712
GameStop Corp., Class A(a)(b)	205,992	3,390,628
Gap, Inc. (The)	170,764	1,815,221
Home Depot, Inc. (The)	361,076	109,102,724
Lithia Motors, Inc., Class A	21,080	6,225,556
Lowe’s Cos., Inc.	138,810	28,850,270
Penske Automotive Group, Inc.	14,997	2,505,399
RH(a)	11,877	3,139,804
Ross Stores, Inc.	260,306	29,401,563
TJX Cos., Inc. (The)	316,146	28,099,057
Valvoline, Inc.	57,453	1,852,285
Williams-Sonoma, Inc.	26,165	4,066,041

		249,619,396

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	985,078	17,110,805
HP, Inc.	664,247	17,071,148
NetApp, Inc.	161,918	12,286,338
Seagate Technology Holdings PLC	147,176	9,706,257
Super Micro Computer, Inc.(a)	7,001	1,919,814
Western Digital Corp.(a)	244,068	11,136,823

		69,231,185

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	89,155	4,690,445
Carter’s, Inc.	29,162	2,016,552
Columbia Sportswear Co.	26,689	1,977,655
NIKE, Inc., Class B	936,125	89,512,273
PVH Corp.	49,178	3,762,609
Ralph Lauren Corp., Class A	30,860	3,582,537
Skechers U.S.A., Inc., Class A(a)	103,893	5,085,562
Tapestry, Inc.	180,350	5,185,063
Under Armour, Inc., Class A(a)	142,284	974,645
Under Armour, Inc., Class C, NVS(a)	148,565	947,845
VF Corp.	253,763	4,483,992

		122,219,178

Tobacco — 0.6%
Altria Group, Inc.	650,904	27,370,513
Philip Morris International, Inc.	545,657	50,516,925

		77,887,438

Trading Companies & Distributors — 0.3%
Fastenal Co.	222,846	12,176,305
GATX Corp.	12,733	1,385,732
MSC Industrial Direct Co., Inc., Class A	17,804	1,747,463
United Rentals, Inc.	52,133	23,176,768
WESCO International, Inc.	19,024	2,736,031

		41,222,299

Water Utilities — 0.1%
American Water Works Co., Inc.	149,142	18,468,254

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	126,268	17,683,833

Total Long-Term Investments — 99.7% (Cost: $12,563,540,400)		13,226,064,163

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(e)(f)	155,467,363	$155,529,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(e)	101,731,593	101,731,593

Total Short-Term Securities — 1.9% (Cost: $257,192,315)		257,261,143

Total Investments — 101.6% (Cost: $12,820,732,715)		13,483,325,306

Liabilities in Excess of Other Assets — (1.6)%		(217,565,595)

Net Assets — 100.0%		$13,265,759,711

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$96,361,854	$59,142,593	(a)	$—	$4,155	$20,948	$155,529,550	155,467,363	$302,769	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	23,677,943	78,053,650	(a)	—	—	—	101,731,593	101,731,593	683,465		—
BlackRock, Inc.	77,499,486	3,829,240		(9,810,141)	(329,845)	(1,855,273)	69,333,467	107,246	1,156,135		—

					$(325,690)	$(1,834,325)	$326,594,610		$2,142,369		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	121	12/15/23	$26,169	$(885,566)
S&P Mid 400 E-Mini Index	45	12/15/23	11,342	(311,440)

				$(1,197,006)

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,197,006	$—	$—	$—	$1,197,006

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,626,242	$—	$—	$—	$3,626,242

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,904,741)	$—	$—	$—	$(2,904,741)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$38,281,719

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$13,226,064,163	$—	$—	$13,226,064,163
Short-Term Securities
Money Market Funds	257,261,143	—	—	257,261,143

	$13,483,325,306	$—	$—	$13,483,325,306

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,197,006)	$—	$—	$(1,197,006)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	59

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$70,359,091,626	$5,839,163,260	$13,412,583,905	$13,156,730,696
Investments, at value — affiliated(c)	4,512,143,589	64,658,751,523	158,884,495	326,594,610
Cash	141,544,438	14,303,405	6,944	3,354,795
Cash pledged:
Collateral — OTC derivatives	13,000,000	78,680,000	—	—
Futures contracts	7,156,800	19,680,000	1,159,620	2,101,190
Receivables:
Investments sold	86,136,895	495,505,061	3,546,839	21,828,298
Securities lending income — affiliated	917,023	1,021,792	38,545	37,592
Capital shares sold	1,256,475	1,083,995	—	62,025
Dividends — unaffiliated	79,396,999	83,388,181	7,419,984	11,602,853
Dividends — affiliated	1,381,890	6,248,033	101,629	143,435
Variation margin on futures contracts	—	—	7,020	—
Unrealized appreciation on OTC swaps	534,935	—	—	—

Total assets	75,202,560,670	71,197,825,250	13,583,748,981	13,522,455,494

LIABILITIES
Cash received:
Collateral — OTC derivatives	1,610,000	—	—	—
Collateral on securities loaned	3,733,434,847	3,774,946,841	92,074,739	155,462,157
Payables:
Investments purchased	321,830,046	536,785,146	8,054,929	21,828,298
Swaps	3,523,445	34,933,218	—	—
Capital shares redeemed	418,825	1,144,242	—	108,544
Income dividend distributions	323,199,273	323,334,412	49,481,774	78,738,540
Investment advisory fees	2,977,192	3,364,109	450,230	454,669
Variation margin on futures contracts	546,700	1,499,925	40,800	103,575
Unrealized depreciation on OTC swaps	10,366,896	45,783,312	—	—

Total liabilities	4,397,907,224	4,721,791,205	150,102,472	256,695,783

Commitments and contingent liabilities

NET ASSETS	$70,804,653,446	$66,476,034,045	$13,433,646,509	$13,265,759,711

NET ASSETS CONSIST OF:
Paid-in capital	$66,796,207,137	$69,122,043,616	$11,700,308,386	$13,253,427,910
Accumulated earnings (loss)	4,008,446,309	(2,646,009,571)	1,733,338,123	12,331,801

NET ASSETS	$70,804,653,446	$66,476,034,045	$13,433,646,509	$13,265,759,711

NET ASSET VALUE
Shares outstanding	283,950,000	704,900,000	141,700,000	177,850,000

Net asset value	$249.36	$94.31	$94.80	$74.59

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$63,329,536,901	$6,273,932,826	$10,369,882,779	$12,488,014,036
(b) Securities loaned, at value	$3,636,132,354	$3,650,712,742	$89,622,064	$151,398,503
(c) Investments, at cost — affiliated	$4,509,869,176	$61,541,430,992	$158,834,331	$332,718,679

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$589,479,376	$54,445,208	$84,260,382	$133,545,952
Dividends — affiliated	5,628,797	586,667,621	532,848	1,839,600
Securities lending income — affiliated — net	8,486,238	7,997,577	214,227	302,769
Foreign taxes withheld	—	(505,238)	(29,835)	(24,886)

Total investment income	603,594,411	648,605,168	84,977,622	135,663,435

EXPENSES
Investment advisory	17,319,189	20,318,701	2,646,966	2,743,236
Interest expense	1,507	46,781	21	484

Total expenses	17,320,696	20,365,482	2,646,987	2,743,720

Net investment income	586,273,715	628,239,686	82,330,635	132,919,715

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,582,883,957)	176,732,439	(21,416,214)	(60,273,723)
Investments — affiliated	179,859	(2,988,036,128)	5,597	(1,578,020)
Futures contracts	8,802,161	13,714,507	2,952,715	3,626,242
In-kind redemptions — unaffiliated(a)	603,056,869	50,285,197	176,845,506	183,454,488
In-kind redemptions — affiliated(a)	—	966,072,385	—	1,252,330
Swaps	(5,638,567)	12,632,405	—	—

	(976,483,635)	(1,768,599,195)	158,387,604	126,481,317

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	345,882,499	(494,222,481)	673,851,635	21,678,453
Investments — affiliated	252,984	410,290,588	24,468	(1,834,325)
Futures contracts	(8,346,494)	(13,537,579)	(2,161,172)	(2,904,741)
Swaps	(7,431,220)	(21,936,449)	—	—

	330,357,769	(119,405,921)	671,714,931	16,939,387

Net realized and unrealized gain (loss)	(646,125,866)	(1,888,005,116)	830,102,535	143,420,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,852,151)	$(1,259,765,430)	$912,433,170	$276,340,419

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets

	iShares Core S&P Mid-Cap ETF		iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$586,273,715	$1,015,512,367	$628,239,686	$1,058,965,518
Net realized gain (loss)	(976,483,635)	1,609,302,685	(1,768,599,195)	972,769,988
Net change in unrealized appreciation (depreciation)	330,357,769	(5,947,641,200)	(119,405,921)	(8,677,638,044)

Net decrease in net assets resulting from operations	(59,852,151)	(3,322,826,148)	(1,259,765,430)	(6,645,902,538)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(523,062,910)	(1,068,069,845)	(563,767,987)	(1,012,107,695)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,879,291,905	4,875,353,742	1,542,741,394	2,344,556,736

NET ASSETS
Total increase (decrease) in net assets	4,296,376,844	484,457,749	(280,792,023)	(5,313,453,497)

Beginning of period	66,508,276,602	66,023,818,853	66,756,826,068	72,070,279,565

End of period	$70,804,653,446	$66,508,276,602	$66,476,034,045	$66,756,826,068

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$82,330,635	$125,491,843	$132,919,715	$265,989,995
Net realized gain (loss)	158,387,604	(542,861,646)	126,481,317	826,914,609
Net change in unrealized appreciation (depreciation)	671,714,931	(1,437,182,389)	16,939,387	(1,119,955,183)

Net increase (decrease) in net assets resulting from operations	912,433,170	(1,854,552,192)	276,340,419	(27,050,579)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(80,252,021)	(124,923,098)	(128,141,246)	(267,844,515)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	278,002,912	1,445,604,490	(166,425,034)	1,455,025,976

NET ASSETS
Total increase (decrease) in net assets	1,110,184,061	(533,870,800)	(18,225,861)	1,160,130,882
Beginning of period	12,323,462,448	12,857,333,248	13,283,985,572	12,123,854,690

End of period	$13,433,646,509	$12,323,462,448	$13,265,759,711	$13,283,985,572

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$250.17		$268.39	$260.16	$143.87	$189.34	$187.51

Net investment income(a)	2.16		3.99	3.41	2.74	3.12	2.85
Net realized and unrealized gain (loss)(b)	(1.08)		(18.04)	8.35	116.36	(45.14)	1.84

Net increase (decrease) from investment operations	1.08		(14.05)	11.76	119.10	(42.02)	4.69

Distributions from net investment income(c)	(1.89)		(4.17)	(3.53)	(2.81)	(3.45)	(2.86)

Net asset value, end of period	$249.36		$250.17	$268.39	$260.16	$143.87	$189.34

Total Return(d)
Based on net asset value	0.43	%(e)	(5.13)%	4.51%	83.36%	(22.53)%	2.50%

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.05%	0.05%	0.05%	0.07%	0.07%

Net investment income	1.69	%(g)	1.62%	1.26%	1.36%	1.62%	1.50%

Supplemental Data
Net assets, end of period (000)	$70,804,653		$66,508,277	$66,023,819	$61,137,875	$35,722,456	$48,206,329

Portfolio turnover rate(h)(i)	11%		18%	16%	20%	15%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$96.76		$107.93	$108.34	$56.22		$77.13	$77.05

Net investment income(a)	0.91		1.57	1.13	1.03		1.06	1.09
Net realized and unrealized gain (loss)(b)	(2.55)		(11.24)	0.12	52.13		(20.77)	0.11

Net increase (decrease) from investment operations	(1.64)		(9.67)	1.25	53.16		(19.71)	1.20

Distributions from net investment income(c)	(0.81)		(1.50)	(1.66)	(1.04)		(1.20)	(1.12)

Net asset value, end of period	$94.31		$96.76	$107.93	$108.34		$56.22	$77.13

Total Return(d)
Based on net asset value	(1.71	)%(e)	(8.90)%	1.12%	95.23	%(f)	(25.89)%	1.53%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.06%	0.06%		0.07%	0.07%

Net investment income	1.86	%(h)	1.60%	1.02%	1.28%		1.36%	1.35%

Supplemental Data
Net assets, end of period (000)	$66,476,034		$66,756,826	$72,070,280	$68,273,012		$31,863,332	$43,064,083

Portfolio turnover rate(i)(j)	13%		19%	16%	20%		16%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$88.82		$105.47	$90.74	$57.16	$60.31	$54.56

Net investment income(a)	0.59		0.96	0.72	0.76	0.92	0.81
Net realized and unrealized gain (loss)(b)	5.96		(16.67)	14.73	33.62	(2.97)	5.68

Net increase (decrease) from investment operations	6.55		(15.71)	15.45	34.38	(2.05)	6.49

Distributions from net investment income(c)	(0.57)		(0.94)	(0.72)	(0.80)	(1.10)	(0.74)

Net asset value, end of period	$94.80		$88.82	$105.47	$90.74	$57.16	$60.31

Total Return(d)
Based on net asset value	7.39	%(e)	(14.86)%	17.03%	60.34%	(3.54)%	11.95%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	1.24	%(g)	1.10%	0.69%	0.96%	1.44%	1.41%

Supplemental Data
Net assets, end of period (000)	$13,433,647		$12,323,462	$12,857,333	$10,461,747	$6,893,329	$5,985,790

Portfolio turnover rate(h)	2%		36%	15%	14%	35%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$73.78		$75.80	$68.82	$46.23	$54.82	$53.08

Net investment income(a)	0.74		1.55	1.50	1.43	1.45	1.37
Net realized and unrealized gain (loss)(b)	0.79		(2.02)	6.93	22.60	(8.57)	1.68

Net increase (decrease) from investment operations	1.53		(0.47)	8.43	24.03	(7.12)	3.05

Distributions from net investment income(c)	(0.72)		(1.55)	(1.45)	(1.44)	(1.47)	(1.31)

Net asset value, end of period	$74.59		$73.78	$75.80	$68.82	$46.23	$54.82

Total Return(d)
Based on net asset value	2.07	%(e)	(0.46)%	12.33%	52.59%	(13.34)%	5.83%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	1.94	%(g)	2.18%	2.04%	2.48%	2.52%	2.53%

Supplemental Data
Net assets, end of period (000)	$13,265,760		$13,283,986	$12,123,855	$9,084,867	$5,270,383	$5,208,349

Portfolio turnover rate(h)	2%		31%	20%	25%	34%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited)  (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Core S&P Mid-Cap
Barclays Bank PLC	$338,378,291	$(338,378,291)	$—		$—
Barclays Capital, Inc.	35,913,422	(35,913,422)	—		—
BMO Capital Markets Corp.	64,273	(64,273)	—		—
BNP Paribas SA	202,797,388	(202,797,388)	—		—
BofA Securities, Inc.	244,752,572	(244,752,572)	—		—
Citadel Clearing LLC	85,295,997	(85,295,997)	—		—
Citigroup Global Markets, Inc.	173,710,216	(173,710,216)	—		—
Credit Suisse Securities (USA) LLC	44,191	(44,191)	—		—
Goldman Sachs & Co. LLC	366,665,476	(366,665,476)	—		—
HSBC Bank PLC	110,633,856	(110,633,856)	—		—
J.P. Morgan Securities LLC	365,571,097	(365,571,097)	—		—
Jefferies LLC	6,822,216	(6,822,216)	—		—
Morgan Stanley	435,219,738	(435,219,738)	—		—
National Financial Services LLC	66,686,663	(66,686,663)	—		—
Natixis SA	38,734,737	(38,734,737)	—		—
Nomura Securities International, Inc.	82,050	(82,050)	—		—
RBC Capital Market LLC	324,018,623	(324,018,623)	—		—
Scotia Capital (USA), Inc.	182,815,554	(182,815,554)	—		—
Scotia Capital, Inc.	340,070,677	(340,070,677)	—		—
SG Americas Securities LLC	30,282,576	(30,282,576)	—		—
State Street Bank & Trust Co.	13,736,345	(13,736,345)	—		—
Toronto-Dominion Bank	146,562,348	(146,562,348)	—		—
UBS AG	69,621,688	(69,621,688)	—		—
UBS Securities LLC	14,975,303	(14,975,303)	—		—
Virtu Americas LLC	8,387,368	(8,387,368)	—		—
Wells Fargo Bank N.A.	30,648,496	(30,648,496)	—		—
Wells Fargo Securities LLC	3,641,193	(3,641,193)	—		—

	$3,636,132,354	$(3,636,132,354)	$—		$—

Core S&P Small-Cap
Barclays Bank PLC	$187,050,479	$(187,050,479)	$—		$—
Barclays Capital, Inc.	14,648,787	(14,648,787)	—		—
BMO Capital Markets Corp.	121,011	(121,011)	—		—
BNP Paribas SA	358,023,938	(358,023,938)	—		—
BofA Securities, Inc.	116,743,262	(116,743,262)	—		—
Citadel Clearing LLC	20,052,386	(20,052,386)	—		—
Citigroup Global Markets, Inc.	83,847,902	(83,847,902)	—		—
Credit Suisse Securities (USA) LLC	10,156,800	(10,156,800)	—		—
Goldman Sachs & Co. LLC	615,418,872	(615,418,872)	—		—
HSBC Bank PLC	52,123,718	(52,123,718)	—		—
J.P. Morgan Securities LLC	528,530,430	(528,530,430)	—		—
Jefferies LLC	21,390,574	(21,390,574)	—		—
Morgan Stanley	797,100,878	(797,100,878)	—		—
National Financial Services LLC	81,316,491	(81,316,491)	—		—
Natixis SA	30,364,261	(30,364,261)	—		—
Nomura Securities International, Inc.	5,995,640	(5,995,640)	—		—
Pershing LLC	1,171,859	(1,171,859)	—		—
RBC Capital Market LLC	181,515,136	(181,515,136)	—		—
Scotia Capital (USA), Inc.	70,524,804	(70,524,804)	—		—
SG Americas Securities LLC	4,592,972	(4,592,972)	—		—
State Street Bank & Trust Co.	162,430,811	(162,430,811)	—		—
Toronto-Dominion Bank	133,250,946	(133,250,946)	—		—
UBS AG	97,187,383	(97,187,383)	—		—
UBS Securities LLC	13,016,999	(13,016,999)	—		—
Virtu Americas LLC	14,097,711	(14,097,711)	—		—
Wells Fargo Bank N.A.	37,178,902	(37,178,902)	—		—
Wells Fargo Securities LLC	12,859,790	(12,859,790)	—		—

	$3,650,712,742	$(3,650,712,742)	$—		$—

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Core S&P U.S. Growth
Barclays Bank PLC	$5,096,899	$(5,096,899)	$—		$—
Barclays Capital, Inc.	1,310,974	(1,310,974)	—		—
BofA Securities, Inc.	1,715,295	(1,715,295)	—		—
Citigroup Global Markets, Inc.	27,590,135	(27,590,135)	—		—
Goldman Sachs & Co. LLC	10,247,130	(10,247,130)	—		—
HSBC Bank PLC	2,770,420	(2,770,420)	—		—
J.P. Morgan Securities LLC	2,608,116	(2,608,116)	—		—
Jefferies LLC	1,507,074	(1,507,074)	—		—
Morgan Stanley	1,526,548	(1,526,548)	—		—
National Financial Services LLC	927,463	(927,463)	—		—
Natixis SA	382,373	(382,373)	—		—
Nomura Securities International, Inc.	19,100	(19,100)	—		—
RBC Capital Market LLC	3,744,409	(3,735,156)	—		9,253
Scotia Capital (USA), Inc.	5,762,074	(5,762,074)	—		—
Scotia Capital, Inc.	1,056,879	(1,056,879)	—		—
Toronto-Dominion Bank	22,940,165	(22,940,165)	—		—
UBS Securities LLC	358,400	(358,400)	—		—
Wells Fargo Bank N.A.	58,610	(58,610)	—		—

	$89,622,064	$(89,612,811)	$—		$9,253

Core S&P U.S. Value
Barclays Bank PLC	$27,290,940	$(27,290,940)	$—		$—
BNP Paribas SA	12,816,141	(12,816,141)	—		—
BofA Securities, Inc.	3,516,373	(3,516,373)	—		—
Citadel Clearing LLC	5,744,985	(5,744,985)	—		—
Citigroup Global Markets, Inc.	20,152,613	(20,152,613)	—		—
Goldman Sachs & Co. LLC	13,135,118	(13,135,118)	—		—
HSBC Bank PLC	5,255,952	(5,255,952)	—		—
J.P. Morgan Securities LLC	7,599,953	(7,599,953)	—		—
Morgan Stanley	7,599,308	(7,599,308)	—		—
National Financial Services LLC	127	(127)	—		—
Natixis SA	1,999,959	(1,999,959)	—		—
RBC Capital Market LLC	4,482,655	(4,468,079)	—		14,576
Scotia Capital (USA), Inc.	7,943,199	(7,943,199)	—		—
Scotia Capital, Inc.	16,083,979	(16,083,979)	—		—
SG Americas Securities LLC	197,660	(197,660)	—		—
Toronto-Dominion Bank	7,746,110	(7,746,110)	—		—
UBS AG	9,642,919	(9,642,919)	—		—
Wells Fargo Bank N.A.	190,512	(190,512)	—		—

	$151,398,503	$(151,383,927)	$—		$14,576

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited)  (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core S&P Mid-Cap	0.05%
Core S&P Small-Cap	0.06
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core S&P Mid-Cap	$2,854,736
Core S&P Small-Cap	2,691,518
Core S&P U.S. Growth	86,887
Core S&P U.S. Value	103,375

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited)  (continued)

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core S&P Mid-Cap	$394,692,300	$2,369,932,440	$(1,128,162,354)
Core S&P Small-Cap	2,070,606,255	631,566,110	(81,076,271)
Core S&P U.S. Growth	75,228,330	36,765,288	(5,866,637)
Core S&P U.S. Value	36,374,655	53,960,866	(24,641,743)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core S&P Mid-Cap	$7,807,532,807	$7,790,873,979
Core S&P Small-Cap	8,968,899,938	9,021,601,535
Core S&P U.S. Growth	285,272,301	275,611,998
Core S&P U.S. Value	280,308,939	275,770,390

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core S&P Mid-Cap	$6,771,658,330	$1,971,082,135
Core S&P Small-Cap	4,744,933,533	3,234,438,389
Core S&P U.S. Growth	687,198,792	410,299,421
Core S&P U.S. Value	558,271,115	724,456,084

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

Core S&P Mid-Cap	$ 1,713,541,092	$ 310,816
Core S&P Small-Cap	2,941,893,594	111,666,576
Core S&P U.S. Growth	1,457,321,766	—
Core S&P U.S. Value	728,805,923	—

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core S&P Mid-Cap	$68,219,886,455	$12,581,638,914	$(5,940,957,285)	$6,640,681,629
Core S&P Small-Cap	68,350,762,661	11,797,317,468	(9,702,389,195)	2,094,928,273
Core S&P U.S. Growth	10,540,385,401	3,456,161,172	(425,849,162)	3,030,312,010
Core S&P U.S. Value	12,870,827,476	1,788,029,487	(1,176,728,663)	611,300,824

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited)  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Core S&P Mid-Cap

Shares sold	26,050,000	$6,871,920,536	44,050,000	$10,833,257,889

Shares redeemed	(7,950,000)	(1,992,628,631)	(24,200,000)	(5,957,904,147)

	18,100,000	$4,879,291,905	19,850,000	$4,875,353,742

Core S&P Small-Cap

Shares sold	48,900,000	$4,791,957,669	109,400,000	$10,712,472,940

Shares redeemed	(33,900,000)	(3,249,216,275)	(87,250,000)	(8,367,916,204)

	15,000,000	$1,542,741,394	22,150,000	$2,344,556,736

Core S&P U.S. Growth

Shares sold	7,200,000	$689,293,463	32,150,000	$2,766,534,333

Shares redeemed	(4,250,000)	(411,290,551)	(15,300,000)	(1,320,929,843)

	2,950,000	$278,002,912	16,850,000	$1,445,604,490

Core S&P U.S. Value

Shares sold	7,300,000	$560,472,919	67,600,000	$4,795,462,207

Shares redeemed	(9,500,000)	(726,897,953)	(47,500,000)	(3,340,436,231)

	(2,200,000)	$(166,425,034)	20,100,000	$1,455,025,976

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core S&PU.S. Growth ETF, iShares Core S&PU.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	79

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core S&P Mid-Cap	$1.894569	$—	$—	$1.894569	100%	—%	—%	100%
Core S&P Small-Cap(a)	0.799267	—	0.011120	0.810387	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	81

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Russell Top 200 ETF | IWL | NYSE Arca

• iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

• iShares Russell Top 200 Value ETF | IWX | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the ”Index“). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.90%	23.72%	10.63%	12.46%	23.72%	65.69%	223.48%
Fund Market	6.97	23.57	10.62	12.45	23.57	65.61	223.42
Index	6.98	23.89	10.79	12.63	23.89	66.91	228.52

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,069.00	$ 0.78		$ 1,000.00	$ 1,024.25	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See ”Disclosure of Expenses“ for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	30.7%
Health Care	13.9
Financials	12.6
Consumer Discretionary	10.9
Communication Services	10.1
Consumer Staples	7.0
Industrials	6.3
Energy	4.4
Materials	1.6
Utilities	1.4
Real Estate	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	8.5%
Microsoft Corp.	7.8
Amazon.com, Inc	3.8
NVIDIA Corp.	3.4
Alphabet, Inc., Class A	2.6
Tesla, Inc.	2.3
Alphabet, Inc., Class C, NVS	2.2
Meta Platforms, Inc., Class A	2.2
Berkshire Hathaway, Inc., Class B	2.1
Exxon Mobil Corp.	1.6

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200 Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.05%	29.71%	13.48%	15.57%	29.71%	88.20%	324.97%
Fund Market	11.11	29.75	13.48	15.57	29.75	88.18	325.07
Index	11.16	29.95	13.65	15.79	29.95	89.61	333.24

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,110.50	$1.06		$1,000.00	$1,024.00	$1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	45.1%
Consumer Discretionary	16.5
Communication Services	12.8
Health Care	9.9
Financials	5.9
Consumer Staples	4.5
Industrials	3.9
Other (each representing less than 1%)	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	14.1%
Microsoft Corp.	12.9
Amazon.com, Inc	6.3
NVIDIA Corp.	5.7
Alphabet, Inc., Class A	4.3
Tesla, Inc.	3.8
Alphabet, Inc., Class C, NVS	3.7
Meta Platforms, Inc., Class A	3.7
Eli Lilly & Co.	2.5
UnitedHealth Group, Inc.	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.47%	15.93%	6.52%	8.49%	15.93%	37.16%	125.93%
Fund Market	1.54	15.77	6.51	8.49	15.77	37.09	125.84
Index	1.57	16.18	6.73	8.72	16.18	38.50	130.69

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.70	$1.01		$1,000.00	$1,024.00	$1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	22.7%
Health Care	20.0
Energy	11.0
Consumer Staples	10.8
Industrials	10.0
Information Technology	8.8
Communication Services	6.0
Utilities	3.4
Materials	3.1
Consumer Discretionary	2.6
Real Estate	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway, Inc., Class B	5.4%
Exxon Mobil Corp.	4.0
JPMorgan Chase & Co.	3.5
Johnson & Johnson	3.1
Chevron Corp.	2.5
Procter & Gamble Co. (The)	2.3
Walmart, Inc.	1.9
Cisco Systems, Inc.	1.8
Merck & Co., Inc.	1.8
Bank of America Corp.	1.6

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2023	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	16,253	$3,115,375
General Dynamics Corp.	7,118	1,572,864
L3Harris Technologies, Inc.	5,505	958,531
Lockheed Martin Corp.	6,591	2,695,455
Northrop Grumman Corp.	4,182	1,840,875
RTX Corp.	42,594	3,065,490

		13,248,590

Air Freight & Logistics — 0.6%
FedEx Corp.	6,748	1,787,680
United Parcel Service, Inc., Class B	21,108	3,290,104

		5,077,784

Automobiles — 2.6%
Ford Motor Co.	114,239	1,418,848
General Motors Co.	39,999	1,318,767
Tesla, Inc.(a)	80,425	20,123,944

		22,861,559

Banks — 3.2%
Bank of America Corp.	203,032	5,559,016
Citigroup, Inc.	56,682	2,331,331
JPMorgan Chase & Co.	84,141	12,202,128
PNC Financial Services Group, Inc. (The)	11,586	1,422,413
Truist Financial Corp.	38,597	1,104,260
U.S. Bancorp	44,826	1,481,948
Wells Fargo & Co.	106,975	4,370,998

		28,472,094

Beverages — 1.9%
Coca-Cola Co. (The)	113,524	6,355,074
Constellation Brands, Inc., Class A	4,710	1,183,764
Keurig Dr Pepper, Inc.	27,734	875,562
Monster Beverage Corp.(a)	21,651	1,146,420
PepsiCo, Inc.	40,156	6,804,033

		16,364,853

Biotechnology — 2.4%
AbbVie, Inc.	51,437	7,667,199
Amgen, Inc.	15,571	4,184,862
Gilead Sciences, Inc.	36,387	2,726,842
Moderna, Inc.(a)	9,685	1,000,363
Regeneron Pharmaceuticals, Inc.(a)	3,026	2,490,277
Vertex Pharmaceuticals, Inc.(a)	7,509	2,611,180

		20,680,723

Broadline Retail — 3.8%
Amazon.com, Inc.(a)	262,614	33,383,492

Building Products — 0.1%
Johnson Controls International PLC	19,989	1,063,615

Capital Markets — 2.5%
BlackRock, Inc.(b)	4,333	2,801,241
Blackstone, Inc., Class A, NVS	20,765	2,224,762
Charles Schwab Corp. (The)	43,301	2,377,225
CME Group, Inc., Class A	10,453	2,092,900
Goldman Sachs Group, Inc. (The)	9,411	3,045,117
Intercontinental Exchange, Inc.	16,537	1,819,401
Moody’s Corp.	4,619	1,460,389
Morgan Stanley	35,043	2,861,962
S&P Global, Inc.	9,351	3,416,949

		22,099,946

Chemicals — 1.3%
Air Products & Chemicals, Inc.	6,456	1,829,630

Security	Shares	Value

Chemicals (continued)
Dow, Inc.	20,712	$1,067,911
Ecolab, Inc.	7,248	1,227,811
Linde PLC	14,299	5,324,233
Sherwin-Williams Co. (The)	6,919	1,764,691

		11,214,276

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	11,838	1,804,585

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	7,293	1,341,401
Cisco Systems, Inc.	119,518	6,425,288
Motorola Solutions, Inc.	4,811	1,309,747

		9,076,436

Consumer Finance — 0.4%
American Express Co.	17,281	2,578,152
Capital One Financial Corp.	11,032	1,070,656

		3,648,808

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	12,914	7,295,894
Dollar General Corp.	6,373	674,263
Sysco Corp.	14,763	975,096
Target Corp.	13,455	1,487,719
Walmart, Inc.	41,605	6,653,888

		17,086,860

Diversified Telecommunication Services — 0.8%
AT&T Inc.	208,681	3,134,388
Verizon Communications, Inc.	122,665	3,975,573

		7,109,961

Electric Utilities — 1.1%
American Electric Power Co., Inc.	14,993	1,127,773
Duke Energy Corp.	22,446	1,981,084
Exelon Corp.	29,007	1,096,175
NextEra Energy, Inc.	59,006	3,380,454
Southern Co. (The)	31,838	2,060,555

		9,646,041

Electrical Equipment — 0.5%
Eaton Corp. PLC	11,607	2,475,541
Emerson Electric Co.	16,598	1,602,869

		4,078,410

Energy Equipment & Services — 0.3%
Schlumberger NV	41,524	2,420,849

Entertainment — 1.3%
Activision Blizzard, Inc.	21,158	1,981,024
Netflix, Inc.(a)	12,782	4,826,483
Walt Disney Co. (The)(a)	53,303	4,320,208

		11,127,715

Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B(a)	53,376	18,697,613
Fiserv, Inc.(a)	17,687	1,997,923
Mastercard, Inc., Class A	24,455	9,681,979
PayPal Holdings, Inc.(a)	32,674	1,910,122
Visa, Inc., Class A	47,203	10,857,162

		43,144,799

Food Products — 0.8%
Archer-Daniels-Midland Co.	15,613	1,177,532
General Mills, Inc.	17,097	1,094,037
Hershey Co. (The)	4,287	857,743

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	23,376	$786,369
Mondelez International, Inc., Class A	39,637	2,750,808

		6,666,489

Ground Transportation — 1.1%
CSX Corp.	58,318	1,793,279
Norfolk Southern Corp.	6,638	1,307,221
Uber Technologies, Inc.(a)	56,528	2,599,723
Union Pacific Corp.	17,767	3,617,894

		9,318,117

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	50,458	4,886,857
Becton Dickinson & Co.	8,245	2,131,580
Boston Scientific Corp.(a)	41,923	2,213,534
Edwards Lifesciences Corp.(a)	17,521	1,213,855
GE HealthCare Technologies, Inc.	11,388	774,840
Intuitive Surgical, Inc.(a)	10,180	2,975,512
Medtronic PLC	38,715	3,033,707
Stryker Corp.	10,354	2,829,438

		20,059,323

Health Care Providers & Services — 3.2%
Centene Corp.(a)	15,762	1,085,687
Cigna Group (The)	8,530	2,440,177
CVS Health Corp.	37,323	2,605,892
Elevance Health, Inc.	6,910	3,008,752
HCA Healthcare, Inc.	5,949	1,463,335
Humana, Inc.	3,639	1,770,446
McKesson Corp.	3,945	1,715,483
UnitedHealth Group, Inc.	27,095	13,661,028

		27,750,800

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)(c)	11,796	1,618,529
Booking Holdings, Inc.(a)	1,081	3,333,750
Chipotle Mexican Grill, Inc.(a)	803	1,470,959
Las Vegas Sands Corp.	9,624	441,164
Marriott International, Inc., Class A	7,248	1,424,667
McDonald’s Corp.	21,258	5,600,208
Starbucks Corp.	32,885	3,001,414

		16,890,691

Household Products — 1.5%
Colgate-Palmolive Co.	23,888	1,698,676
Kimberly-Clark Corp.	9,825	1,187,351
Procter & Gamble Co. (The)	68,623	10,009,351

		12,895,378

Industrial Conglomerates — 1.0%
3M Co.	15,997	1,497,639
General Electric Co.	31,600	3,493,380
Honeywell International, Inc.	19,406	3,585,064

		8,576,083

Industrial REITs — 0.3%
Prologis, Inc.	26,890	3,017,327

Insurance — 1.5%
American International Group, Inc.	21,165	1,282,599
Aon PLC, Class A	5,884	1,907,711
Chubb Ltd.	12,002	2,498,576
Marsh & McLennan Cos., Inc.	14,454	2,750,596
MetLife, Inc.	18,825	1,184,281
Progressive Corp. (The)	17,018	2,370,607
Travelers Cos., Inc. (The)	6,714	1,096,463

		13,090,833

Security	Shares	Value

Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(a)	173,217	$22,667,177
Alphabet, Inc., Class C, NVS(a)	148,248	19,546,499
Meta Platforms, Inc., Class A(a)	64,474	19,355,739

		61,569,415

IT Services — 1.2%
Accenture PLC, Class A	18,418	5,656,352
International Business Machines Corp.	26,485	3,715,846
Snowflake, Inc., Class A(a)	9,056	1,383,485

		10,755,683

Life Sciences Tools & Services — 1.2%
Danaher Corp.	19,184	4,759,550
Thermo Fisher Scientific, Inc.	11,245	5,691,882

		10,451,432

Machinery — 1.0%
Caterpillar, Inc.	15,053	4,109,469
Deere & Co.	7,865	2,968,094
Illinois Tool Works, Inc.	8,826	2,032,716

		9,110,279

Media — 0.7%
Charter Communications, Inc., Class A(a)	2,982	1,311,543
Comcast Corp., Class A	119,266	5,288,255

		6,599,798

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	41,544	1,549,176
Newmont Corp.	23,276	860,048
Southern Copper Corp.	2,469	185,891

		2,595,115

Multi-Utilities — 0.3%
Dominion Energy, Inc.	24,457	1,092,494
Sempra	18,362	1,249,167

		2,341,661

Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	51,574	8,696,408
ConocoPhillips	35,342	4,233,972
EOG Resources, Inc.	17,128	2,171,145
Exxon Mobil Corp.	116,761	13,728,758
Kinder Morgan, Inc.	57,064	946,121
Marathon Petroleum Corp.	12,345	1,868,292
Occidental Petroleum Corp.	20,299	1,316,999
Pioneer Natural Resources Co.	6,771	1,554,283
Valero Energy Corp.	10,297	1,459,188

		35,975,166

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	6,707	969,497
Kenvue, Inc.	50,737	1,018,799

		1,988,296

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	61,274	3,556,343
Eli Lilly & Co.	24,668	13,249,923
Johnson & Johnson	70,248	10,941,126
Merck & Co., Inc.	74,039	7,622,315
Pfizer, Inc.	164,698	5,463,033
Zoetis, Inc., Class A	13,491	2,347,164

		43,179,904

Professional Services — 0.3%
Automatic Data Processing, Inc.	12,043	2,897,305

Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(a)	46,722	4,803,956

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	14,735	$2,579,951
Applied Materials, Inc.	24,605	3,406,562
Broadcom, Inc.	11,777	9,781,741
Intel Corp.	121,686	4,325,937
KLA Corp.	3,996	1,832,805
Lam Research Corp.	3,905	2,447,537
Micron Technology, Inc.	31,854	2,167,028
NVIDIA Corp.	69,261	30,127,842
QUALCOMM, Inc.	32,518	3,611,449
Texas Instruments, Inc.	26,459	4,207,246

		69,292,054

Software — 12.1%
Adobe, Inc.(a)	13,356	6,810,224
Atlassian Corp., Class A(a)	4,209	848,156
Autodesk, Inc.(a)	6,250	1,293,188
Cadence Design Systems, Inc.(a)	7,868	1,843,472
Fortinet, Inc.(a)	19,108	1,121,258
Intuit, Inc.	7,963	4,068,615
Microsoft Corp.	216,934	68,496,911
Oracle Corp.	44,320	4,694,374
Palo Alto Networks, Inc.(a)(c)	8,778	2,057,914
Roper Technologies, Inc.	3,092	1,497,394
Salesforce, Inc.(a)	27,590	5,594,700
ServiceNow, Inc.(a)	5,934	3,316,869
Synopsys, Inc.(a)	4,422	2,029,565
VMware, Inc., Class A(a)	6,273	1,044,329
Workday, Inc., Class A(a)	5,754	1,236,247

		105,953,216

Specialized REITs — 0.7%
American Tower Corp.	13,569	2,231,422
Crown Castle, Inc.	12,589	1,158,566
Equinix, Inc.	2,720	1,975,427
Public Storage	4,578	1,206,394

		6,571,809

Specialty Retail — 2.1%
AutoZone, Inc.(a)	526	1,336,035
Home Depot, Inc. (The)	29,520	8,919,763
Lowe’s Cos., Inc.	17,092	3,552,401
O’Reilly Automotive, Inc.(a)	1,742	1,583,234
TJX Cos., Inc. (The)	33,633	2,989,301

		18,380,734

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	435,005	$74,477,206

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)	3,238	1,248,605
NIKE, Inc., Class B	34,661	3,314,285

		4,562,890

Tobacco — 0.7%
Altria Group, Inc.	52,192	2,194,674
Philip Morris International, Inc.	45,235	4,187,856

		6,382,530

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	15,514	2,172,736

Total Long-Term Investments — 99.8% (Cost: $846,818,267)		877,133,666

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	186,898	186,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(d)	4,710,637	4,710,637

Total Short-Term Securities — 0.6% (Cost: $4,897,574)		4,897,610

Total Investments — 100.4% (Cost: $851,715,841)		882,031,276

Liabilities in Excess of Other Assets — (0.4)%		(3,268,853)

Net Assets — 100.0%		$878,762,423

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,637,124	$—		$(1,452,748	)(a)	$2,585	$12	$186,973	186,898	$5,660	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,169,890	3,540,747	(a)	—		—	—	4,710,637	4,710,637	37,496		—
BlackRock, Inc.	2,821,679	468,177		(396,443)		52,259	(144,431)	2,801,241	4,333	43,245		—

						$54,844	$(144,419)	$7,698,851		$86,401		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	12/15/23	$1,514	$(48,595)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$48,595	$—	$—	$—	$48,595

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$178,105	$—	$—	$—	$178,105

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(133,612)	$—	$—	$—	$(133,612)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,430,200

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$877,133,666	$—	$—	$877,133,666
Short-Term Securities
Money Market Funds	4,897,610	—	—	4,897,610

	$882,031,276	$—	$—	$882,031,276

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(48,595)	$—	$—	$(48,595)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Boeing Co. (The)(a)(b)	26,784	$5,133,957
Lockheed Martin Corp.	80,007	32,719,663
Northrop Grumman Corp.	2,908	1,280,072

		39,133,692

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	70,828	11,039,960

Automobiles — 3.8%
Tesla, Inc.(a)	976,448	244,326,819

Beverages — 1.7%
Coca-Cola Co. (The)	683,643	38,270,335
Constellation Brands, Inc., Class A	5,697	1,431,827
Monster Beverage Corp.(a)	263,797	13,968,051
PepsiCo, Inc.	336,888	57,082,303

		110,752,516

Biotechnology — 2.5%
AbbVie, Inc.	624,503	93,088,417
Amgen, Inc.	128,551	34,549,367
Regeneron Pharmaceuticals, Inc.(a)	2,486	2,045,878
Vertex Pharmaceuticals, Inc.(a)(b)	83,416	29,007,080

		158,690,742

Broadline Retail — 6.3%
Amazon.com, Inc.(a)	3,188,429	405,313,095

Capital Markets — 0.7%
Blackstone, Inc., Class A, NVS(b)	251,956	26,994,566
Moody’s Corp.	51,315	16,224,264
S&P Global, Inc.	9,418	3,441,431

		46,660,261

Chemicals — 0.6%
Ecolab, Inc.	68,184	11,550,369
Linde PLC	16,342	6,084,944
Sherwin-Williams Co. (The)	70,222	17,910,121

		35,545,434

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	129,488	19,739,151

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	88,875	16,346,779
Motorola Solutions, Inc.	53,691	14,616,838

		30,963,617

Consumer Finance — 0.2%
American Express Co.	68,526	10,223,394

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	156,789	88,579,513
Dollar General Corp.	77,364	8,185,111
Sysco Corp.	179,181	11,834,905
Target Corp.	162,910	18,012,959

		126,612,488

Entertainment — 0.9%
Netflix, Inc.(a)	155,184	58,597,478

Financial Services — 4.3%
Fiserv, Inc.(a)	58,877	6,650,746
Mastercard, Inc., Class A	296,910	117,549,638
PayPal Holdings, Inc.(a)(b)	360,245	21,059,923
Visa, Inc., Class A	573,092	131,816,891

		277,077,198

Security	Shares	Value

Food Products — 0.1%
Hershey Co. (The)	38,593	$7,721,687

Ground Transportation — 0.8%
CSX Corp.	79,582	2,447,146
Uber Technologies, Inc.(a)	686,315	31,563,627
Union Pacific Corp.	92,216	18,777,944

		52,788,717

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	38,519	3,730,565
Edwards Lifesciences Corp.(a)	213,313	14,778,325
GE HealthCare Technologies, Inc.	10,406	708,024
Intuitive Surgical, Inc.(a)	123,578	36,120,614
Stryker Corp.	31,872	8,709,661

		64,047,189

Health Care Providers & Services — 2.6%
Cigna Group (The)	7,637	2,184,717
Elevance Health, Inc.	11,154	4,856,675
HCA Healthcare, Inc.	14,938	3,674,449
Humana, Inc.	19,138	9,311,020
McKesson Corp.	18,277	7,947,753
UnitedHealth Group, Inc.	276,655	139,486,684

		167,461,298

Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(a)(b)	143,634	19,708,021
Booking Holdings, Inc.(a)(b)	13,130	40,492,264
Chipotle Mexican Grill, Inc.(a)	9,710	17,787,069
Las Vegas Sands Corp.	108,863	4,990,280
Marriott International, Inc., Class A	87,836	17,265,044
McDonald’s Corp.	106,593	28,080,860
Starbucks Corp.	399,258	36,440,278

		164,763,816

Household Products — 0.6%
Kimberly-Clark Corp.	111,927	13,526,378
Procter & Gamble Co. (The)	156,780	22,867,931

		36,394,309

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	30,349	5,606,674

Insurance — 0.7%
Marsh & McLennan Cos., Inc.	140,358	26,710,128
Progressive Corp. (The)	154,654	21,543,302

		48,253,430

Interactive Media & Services — 11.6%
Alphabet, Inc., Class A(a)	2,103,042	275,204,076
Alphabet, Inc., Class C, NVS(a)	1,799,899	237,316,683
Meta Platforms, Inc., Class A(a)	782,779	234,998,084

		747,518,843

IT Services — 1.3%
Accenture PLC, Class A	223,610	68,672,867
Snowflake, Inc., Class A(a)	109,792	16,772,924

		85,445,791

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	84,163	42,600,786

Machinery — 1.4%
Caterpillar, Inc.	137,067	37,419,291
Deere & Co.	89,274	33,690,222
Illinois Tool Works, Inc.	87,531	20,159,265

		91,268,778

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	36,219	$15,929,841

Metals & Mining — 0.0%
Southern Copper Corp.	30,091	2,265,551

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	25,513	3,687,904
Kenvue, Inc.	208,057	4,177,785

		7,865,689

Pharmaceuticals — 3.2%
Eli Lilly & Co.	299,493	160,866,675
Merck & Co., Inc.	165,634	17,052,021
Zoetis, Inc., Class A	163,791	28,496,358

		206,415,054

Professional Services — 0.5%
Automatic Data Processing, Inc.	125,636	30,225,509

Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.(a)	322,711	33,181,145
Applied Materials, Inc.	252,401	34,944,919
Broadcom, Inc.	142,983	118,758,820
KLA Corp.	48,593	22,287,665
Lam Research Corp.	44,955	28,176,445
NVIDIA Corp.	840,907	365,786,136
QUALCOMM, Inc.	344,273	38,234,959
Texas Instruments, Inc.	130,873	20,810,116

		662,180,205

Software — 18.9%
Adobe, Inc.(a)	162,153	82,681,815
Atlassian Corp., Class A(a)	51,071	10,291,317
Autodesk, Inc.(a)	76,165	15,759,300
Cadence Design Systems, Inc.(a)	95,772	22,439,380
Fortinet, Inc.(a)	232,795	13,660,411
Intuit, Inc.	96,676	49,395,635
Microsoft Corp.	2,633,812	831,626,139
Oracle Corp.	221,291	23,439,143
Palo Alto Networks, Inc.(a)(b)	106,528	24,974,424
Salesforce, Inc.(a)	252,565	51,215,131
ServiceNow, Inc.(a)	72,050	40,273,068
Synopsys, Inc.(a)	53,691	24,642,558
VMware, Inc., Class A(a)	75,951	12,644,322
Workday, Inc., Class A(a)	69,839	15,004,909

		1,218,047,552

Security	Shares	Value

Specialized REITs — 0.8%
American Tower Corp.	164,743	$27,091,986
Crown Castle, Inc.	16,213	1,492,082
Equinix, Inc.	16,622	12,071,894
Public Storage	32,163	8,475,594

		49,131,556

Specialty Retail — 3.2%
AutoZone, Inc.(a)(b)	5,342	13,568,627
Home Depot, Inc. (The)	358,405	108,295,655
Lowe’s Cos., Inc.	152,091	31,610,593
O’Reilly Automotive, Inc.(a)	18,005	16,364,024
TJX Cos., Inc. (The)	407,574	36,225,177

		206,064,076

Technology Hardware, Storage & Peripherals — 14.0%
Apple Inc.	5,281,433	904,234,144

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	39,449	15,211,929
NIKE, Inc., Class B	224,458	21,462,674

		36,674,603

Total Long-Term Investments — 99.9% (Cost: $5,519,698,880)		6,427,580,943

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	69,761,005	69,788,910
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	20,227,183	20,227,183

Total Short-Term Securities — 1.4% (Cost: $90,007,158)		90,016,093

Total Investments — 101.3% (Cost: $5,609,706,038)		6,517,597,036

Liabilities in Excess of Other Assets — (1.3)%		(81,470,936)

Net Assets — 100.0%		$6,436,126,100

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,094,246	$29,682,661	(a)	$—	$9,252	$2,751	$69,788,910	69,761,005	$51,221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,923,181	12,304,002	(a)	—	—	—	20,227,183	20,227,183	262,173		—

					$9,252	$2,751	$90,016,093		$313,394		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	2	12/15/23	$334	$(18,006)
NASDAQ 100 E-Mini Index	25	12/15/23	7,433	(306,004)

				$(324,010)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$324,010	$—	$—	$—	$324,010

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,034,687	$—	$—	$—	$2,034,687

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,188,142)	$—	$—	$—	$(1,188,142)

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$9,369,915

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,427,580,943	$—	$—	$6,427,580,943
Short-Term Securities
Money Market Funds	90,016,093	—	—	90,016,093

	$6,517,597,036	$—	$—	$6,517,597,036

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(324,010)	$—	$—	$(324,010)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co. (The)(a)	68,866	$13,200,235
General Dynamics Corp.	34,981	7,729,752
L3Harris Technologies, Inc.	27,025	4,705,593
Northrop Grumman Corp.	19,294	8,493,026
RTX Corp.	208,881	15,033,165

		49,161,771

Air Freight & Logistics — 1.2%
FedEx Corp.	33,142	8,779,978
United Parcel Service, Inc., Class B	74,840	11,665,311

		20,445,289

Automobiles — 0.8%
Ford Motor Co.	560,767	6,964,726
General Motors Co.	196,157	6,467,296

		13,432,022

Banks — 8.2%
Bank of America Corp.	995,668	27,261,390
Citigroup, Inc.	278,005	11,434,346
JPMorgan Chase & Co.	412,625	59,838,877
PNC Financial Services Group, Inc. (The)	56,916	6,987,577
Truist Financial Corp.	189,537	5,422,654
U.S. Bancorp	219,016	7,240,669
Wells Fargo & Co.	524,604	21,435,319

		139,620,832

Beverages — 2.1%
Coca-Cola Co. (The)	280,589	15,707,372
Constellation Brands, Inc., Class A	20,711	5,205,296
Keurig Dr Pepper, Inc.	136,187	4,299,423
PepsiCo, Inc.	60,850	10,310,424

		35,522,515

Biotechnology — 2.2%
Amgen, Inc.	24,435	6,567,151
Gilead Sciences, Inc.	178,657	13,388,556
Moderna, Inc.(a)(b)	47,497	4,905,965
Regeneron Pharmaceuticals, Inc.(a)	13,802	11,358,494
Vertex Pharmaceuticals, Inc.(a)	3,110	1,081,471

		37,301,637

Building Products — 0.3%
Johnson Controls International PLC	98,170	5,223,626

Capital Markets — 5.2%
BlackRock, Inc.(c)	21,248	13,736,620
Charles Schwab Corp. (The)	211,850	11,630,565
CME Group, Inc., Class A	51,317	10,274,690
Goldman Sachs Group, Inc. (The)	46,149	14,932,432
Intercontinental Exchange, Inc	80,904	8,901,058
Moody’s Corp.	1,985	627,597
Morgan Stanley	171,852	14,035,153
S&P Global, Inc.	42,049	15,365,125

		89,503,240

Chemicals — 2.4%
Air Products & Chemicals, Inc.	31,697	8,982,930
Dow, Inc.	101,120	5,213,747
Ecolab, Inc.	7,925	1,342,495
Linde PLC	63,531	23,655,768
Sherwin-Williams Co. (The)	5,711	1,456,590

		40,651,530

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	5,830	888,725

Security	Shares	Value

Communications Equipment — 1.9%
Cisco Systems, Inc.	586,118	$31,509,704
Motorola Solutions, Inc.	1,881	512,083

		32,021,787

Consumer Finance — 0.8%
American Express Co.	56,830	8,478,468
Capital One Financial Corp.	54,164	5,256,616

		13,735,084

Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	204,032	32,630,838

Diversified Telecommunication Services — 2.0%
AT&T Inc.	1,023,368	15,370,987
Verizon Communications, Inc.	601,549	19,496,203

		34,867,190

Electric Utilities — 2.8%
American Electric Power Co., Inc.	73,603	5,536,418
Duke Energy Corp.	110,175	9,724,046
Exelon Corp.	142,047	5,367,956
NextEra Energy, Inc.	289,367	16,577,835
Southern Co. (The)	155,752	10,080,269

		47,286,524

Electrical Equipment — 1.2%
Eaton Corp. PLC	56,921	12,140,111
Emerson Electric Co.	81,567	7,876,925

		20,017,036

Energy Equipment & Services — 0.7%
Schlumberger NV	203,633	11,871,804

Entertainment — 1.8%
Activision Blizzard, Inc	103,843	9,722,820
Walt Disney Co. (The)(a)	261,398	21,186,308

		30,909,128

Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B(a)	261,756	91,693,127
Fiserv, Inc.(a)	63,012	7,117,836
PayPal Holdings, Inc.(a)	15,266	892,450

		99,703,413

Food Products — 1.7%
Archer-Daniels-Midland Co.	76,287	5,753,565
General Mills, Inc.	83,942	5,371,449
Hershey Co. (The)	5,464	1,093,237
Kraft Heinz Co. (The)	114,775	3,861,031
Mondelez International, Inc., Class A	194,378	13,489,833

		29,569,115

Ground Transportation — 1.4%
CSX Corp.	254,549	7,827,382
Norfolk Southern Corp.	32,471	6,394,514
Union Pacific Corp.	49,838	10,148,512

		24,370,408

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	231,855	22,455,157
Becton Dickinson & Co.	40,507	10,472,275
Boston Scientific Corp.(a)	205,221	10,835,669
GE HealthCare Technologies, Inc.	51,378	3,495,759
Medtronic PLC	189,860	14,877,429
Stryker Corp.	37,879	10,351,194

		72,487,483

Health Care Providers & Services — 4.0%
Centene Corp.(a)	77,296	5,324,148

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Group (The)	38,644	$11,054,889
CVS Health Corp.	183,031	12,779,224
Elevance Health, Inc.	29,378	12,791,769
HCA Healthcare, Inc.	23,173	5,700,095
Humana, Inc.	10,106	4,916,771
McKesson Corp.	11,994	5,215,591
UnitedHealth Group, Inc.	21,126	10,651,518

		68,434,005

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	3,193	146,367
McDonald’s Corp.	61,194	16,120,947

		16,267,314

Household Products — 2.8%
Colgate-Palmolive Co.	117,296	8,340,919
Kimberly-Clark Corp	2,818	340,555
Procter & Gamble Co. (The)	273,259	39,857,558

		48,539,032

Industrial Conglomerates — 2.3%
3M Co.	78,585	7,357,128
General Electric Co.	154,968	17,131,712
Honeywell International, Inc.	82,893	15,313,653

		39,802,493

Industrial REITs — 0.9%
Prologis, Inc.	131,869	14,797,021

Insurance — 2.6%
American International Group, Inc.	103,412	6,266,767
Aon PLC, Class A	28,895	9,368,337
Chubb Ltd.	58,916	12,265,133
Marsh & McLennan Cos., Inc.	14,079	2,679,234
MetLife, Inc.	92,420	5,814,142
Progressive Corp. (The)	20,968	2,920,842
Travelers Cos., Inc. (The)	32,941	5,379,595

		44,694,050

IT Services — 1.1%
International Business Machines Corp.	129,881	18,222,304

Life Sciences Tools & Services — 2.0%
Danaher Corp.	94,079	23,341,000
Thermo Fisher Scientific, Inc.	21,175	10,718,150

		34,059,150

Machinery — 0.5%
Caterpillar, Inc.	18,455	5,038,215
Deere & Co.	2,507	946,092
Illinois Tool Works, Inc.	8,035	1,850,541

		7,834,848

Media — 1.5%
Comcast Corp., Class A	584,880	25,933,579

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	204,152	7,612,828
Newmont Corp.	113,696	4,201,067

		11,813,895

Multi-Utilities — 0.7%
Dominion Energy, Inc.	119,452	5,335,921
Sempra	90,035	6,125,081

		11,461,002

Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	252,919	42,647,202
ConocoPhillips	173,318	20,763,496

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	83,997	$10,647,460
Exxon Mobil Corp.	572,595	67,325,720
Kinder Morgan, Inc.	280,228	4,646,180
Marathon Petroleum Corp.	60,600	9,171,204
Occidental Petroleum Corp.	99,681	6,467,303
Pioneer Natural Resources Co.	33,261	7,635,063
Valero Energy Corp.	50,314	7,129,997

		176,433,625

Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	22,505	3,253,098
Kenvue, Inc.	163,756	3,288,220

		6,541,318

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	300,489	17,440,382
Johnson & Johnson	344,497	53,655,408
Merck & Co., Inc.	296,278	30,501,820
Pfizer, Inc.	807,679	26,790,712

		128,388,322

Professional Services — 0.1%
Automatic Data Processing, Inc.	8,420	2,025,684

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(a)	98,752	10,153,681
Analog Devices, Inc.	72,260	12,652,003
Applied Materials, Inc.	18,697	2,588,600
Intel Corp.	596,747	21,214,356
Lam Research Corp.	1,010	633,038
Micron Technology, Inc.	156,214	10,627,238
QUALCOMM, Inc.	20,412	2,266,957
Texas Instruments, Inc.	76,815	12,214,353

		72,350,226

Software — 1.6%
Oracle Corp.	128,017	13,559,561
Roper Technologies, Inc.	15,105	7,315,049
Salesforce, Inc.(a)	33,283	6,749,127

		27,623,737

Specialized REITs — 0.7%
Crown Castle, Inc.	55,272	5,086,682
Equinix, Inc.	6,644	4,825,272
Public Storage	9,381	2,472,081

		12,384,035

Specialty Retail — 0.4%
AutoZone, Inc.(a)	431	1,094,736
Lowe’s Cos., Inc.	22,380	4,651,459
O’Reilly Automotive, Inc.(a)	1,293	1,175,156

		6,921,351

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	79,379	7,590,220

Tobacco — 1.8%
Altria Group, Inc.	255,307	10,735,659
Philip Morris International, Inc.	221,830	20,537,022

		31,272,681

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.(a)	76,117	10,660,186

Total Long-Term Investments — 99.8% (Cost: $1,697,337,819)		1,705,271,075

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Value ETF

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	429,489	$429,661
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	13,925,444	13,925,444

Total Short-Term Securities — 0.8% (Cost: $ 14,355,105)		14,355,105

Total Investments — 100.6% (Cost: $ 1,711,692,924)		1,719,626,180

Liabilities in Excess of Other Assets — (0.6)%		(10,081,762)

Net Assets — 100.0%		$1,709,544,418

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,046,890	$—		$(3,615,431	)(a)	$(2,203)	$405	$429,661	429,489	$3,016	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,378,970	11,546,474	(a)	—		—	—	13,925,444	13,925,444	71,892		—
BlackRock, Inc.	12,557,375	3,319,550		(1,617,825)		(187,333)	(335,147)	13,736,620	21,248	203,950		—

						$(189,536)	$(334,742)	$28,091,725		$278,858		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	13	12/15/23	$909	$(33,311)
E-Mini Dow Jones Industrial Average Index	10	12/15/23	1,686	(47,874)
E-Mini Financials Select Sector Index	14	12/15/23	1,444	(50,166)

				$(131,351)

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Top 200 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$131,351	$—	$—	$—	$131,351

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$212,745	$—	$—	$—	$212,745

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(209,616)	$—	$—	$—	$(209,616)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,010,243

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,705,271,075	$—	$—	$1,705,271,075
Short-Term Securities
Money Market Funds	14,355,105	—	—	14,355,105

	$1,719,626,180	$—	$—	$1,719,626,180

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(131,351)	$—	$—	$(131,351)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$874,332,425	$6,427,580,943	$1,691,534,455
Investments, at value — affiliated(c)	7,698,851	90,016,093	28,091,725
Cash	160	30	31
Cash pledged:
Futures contracts	80,000	444,000	199,000
Receivables:
Investments sold	2,789	2,484,047	3,360
Securities lending income — affiliated	5,356	11,472	1,716
Dividends — unaffiliated	470,571	1,278,980	1,765,955
Dividends — affiliated	7,033	46,290	15,375
Variation margin on futures contracts	—	4,455	—

Total assets	882,597,185	6,521,866,310	1,721,611,617

LIABILITIES
Collateral on securities loaned	184,792	69,734,936	429,661
Payables:
Investments purchased	2,789	2,484,047	3,360
Income dividend distributions	3,530,653	12,442,884	11,323,107
Investment advisory fees	112,328	1,078,343	286,781
Variation margin on futures contracts	4,200	—	24,290

Total liabilities	3,834,762	85,740,210	12,067,199

Commitments and contingent liabilities

NET ASSETS	$878,762,423	$6,436,126,100	$1,709,544,418

NET ASSETS CONSIST OF:
Paid-in capital	$854,731,373	$5,441,094,732	$1,729,961,563
Accumulated earnings (loss)	24,031,050	995,031,368	(20,417,145)

NET ASSETS	$878,762,423	$6,436,126,100	$1,709,544,418

NET ASSET VALUE
Shares outstanding	8,500,000	41,850,000	26,150,000

Net asset value	$103.38	$153.79	$65.37

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$843,738,324	$5,519,698,880	$1,683,017,044
(b) Securities loaned, at value	$181,063	$68,091,553	$433,818
(c) Investments, at cost — affiliated	$7,977,517	$90,007,158	$28,675,880

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,587,535	$29,381,325	$20,318,772
Dividends — affiliated	80,741	262,173	275,842
Securities lending income — affiliated — net	5,660	51,221	3,016

Total investment income	6,673,936	29,694,719	20,597,630

EXPENSES
Investment advisory	658,428	6,634,539	1,696,857
Interest expense	2	—	—

Total expenses	658,430	6,634,539	1,696,857

Net investment income	6,015,506	23,060,180	18,900,773

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,042,918)	(32,768,712)	(36,239,319)
Investments — affiliated	(7,628)	9,252	(312,749)
Futures contracts	178,105	2,034,687	212,745
In-kind redemptions — unaffiliated(a)	26,966,743	414,929,652	63,946,716
In-kind redemptions — affiliated(a)	62,472	—	123,213

	20,156,774	384,204,879	27,730,606

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	31,004,483	276,723,961	(25,795,513)
Investments — affiliated	(144,419)	2,751	(334,742)
Futures contracts	(133,612)	(1,188,142)	(209,616)

	30,726,452	275,538,570	(26,339,871)

Net realized and unrealized gain	50,883,226	659,743,449	1,390,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,898,732	$682,803,629	$20,291,508

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,015,506	$13,073,805	$23,060,180	$40,265,299
Net realized gain	20,156,774	110,322,010	384,204,879	164,547,020
Net change in unrealized appreciation (depreciation)	30,726,452	(214,427,844)	275,538,570	(695,673,179)

Net increase (decrease) in net assets resulting from operations	56,898,732	(91,032,029)	682,803,629	(490,860,860)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,047,268)	(12,861,101)	(22,917,015)	(40,613,805)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,503,742	(134,788,881)	(158,311,702)	1,645,653,871

NET ASSETS
Total increase (decrease) in net assets	75,355,206	(238,682,011)	501,574,912	1,114,179,206
Beginning of period	803,407,217	1,042,089,228	5,934,551,188	4,820,371,982

End of period	$878,762,423	$803,407,217	$6,436,126,100	$5,934,551,188

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets  (continued)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,900,773	$30,750,705
Net realized gain	27,730,606	76,431,473
Net change in unrealized appreciation (depreciation)	(26,339,871)	(169,370,607)

Net increase (decrease) in net assets resulting from operations	20,291,508	(62,188,429)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,951,758)	(30,093,801)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	151,046,871	361,717,362

NET ASSETS
Total increase in net assets	152,386,621	269,435,132
Beginning of period	1,557,157,797	1,287,722,665

End of period	$1,709,544,418	$1,557,157,797

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$97.38		$107.99	$94.64	$61.54	$65.66	$60.63

Net investment income(a)	0.71		1.42	1.26	1.23	1.28	1.21
Net realized and unrealized gain(b)	6.00		(10.59)	13.37	33.09	(3.94)	4.97

Net increase from investment operations	6.71		(9.17)	14.63	34.32	(2.66)	6.18

Distributions from net investment income(c)	(0.71)		(1.44)	(1.28)	(1.22)	(1.46)	(1.15)

Net asset value, end of period	$103.38		$97.38	$107.99	$94.64	$61.54	$65.66

Total Return(d)
Based on net asset value	6.90	%(e)	(8.41)%	15.48%	56.06%	(4.24)%	10.27%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.37	%(g)	1.51%	1.20%	1.48%	1.82%	1.91%

Supplemental Data
Net assets, end of period (000)	$878,762		$803,407	$1,042,089	$865,920	$369,243	$213,382

Portfolio turnover rate(h)	3%		5%	4%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$138.98		$158.56	$134.47	$84.14	$82.24	$73.61

Net investment income(a)	0.53		1.14	0.89	0.93	1.04	1.00
Net realized and unrealized gain(b)	14.81		(19.62)	24.09	50.31	1.90	8.60

Net increase from investment operations	15.34		(18.48)	24.98	51.24	2.94	9.60

Distributions from net investment income(c)	(0.53)		(1.10)	(0.89)	(0.91)	(1.04)	(0.97)

Net asset value, end of period	$153.79		$138.98	$158.56	$134.47	$84.14	$82.24

Total Return(d)
Based on net asset value	11.05	%(e)	(11.60)%	18.58%	61.04%	3.55%	13.11%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.70	%(g)	0.87%	0.57%	0.77%	1.16%	1.27%

Supplemental Data
Net assets, end of period (000)	$6,436,126		$5,934,551	$4,820,372	$3,529,895	$1,678,603	$1,377,486

Portfolio turnover rate(h)	12%		12%	10%	11%	20%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$65.15		$69.61	$63.58	$44.04	$52.57	$50.39

Net investment income(a)	0.74		1.40	1.30	1.26	1.40	1.31
Net realized and unrealized gain(b)	0.21		(4.52)	6.01	19.49	(8.38)	2.13

Net increase from investment operations	0.95		(3.12)	7.31	20.75	(6.98)	3.44

Distributions from net investment income(c)	(0.73)		(1.34)	(1.28)	(1.21)	(1.55)	(1.26)

Net asset value, end of period	$65.37		$65.15	$69.61	$63.58	$44.04	$52.57

Total Return(d)
Based on net asset value	1.47	%(e)	(4.37)%	11.56%	47.63%	(13.72)%	6.92%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.23	%(g)	2.17%	1.91%	2.31%	2.56%	2.54%

Supplemental Data
Net assets, end of period (000)	$1,709,544		$1,557,158	$1,287,723	$1,153,937	$389,726	$425,831

Portfolio turnover rate(h)	13%		18%	15%	17%	17%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited)  (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Russell Top 200
RBC Capital Market LLC.	$64,077	$(64,077)	$—	$—
Wells Fargo Bank N.A.	116,986	(116,986)	—	—

	$181,063	$(181,063)	$—	$—

Russell Top 200 Growth
Barclays Bank PLC.	$18,472	$(18,472)	$—	$—
BofA Securities, Inc.	45,876,057	(45,876,057)	—	—
J.P. Morgan Securities LLC.	841,824	(841,824)	—	—
Jefferies LLC.	1,495,282	(1,495,282)	—	—
RBC Capital Market LLC.	69,017	(69,017)	—	—
SG Americas Securities LLC.	3,138,829	(3,138,829)	—	—
UBS AG	992,674	(992,674)	—	—
Virtu Americas LLC.	616,790	(616,790)	—	—
Wells Fargo Bank N.A.	15,042,608	(15,042,608)	—	—

	$68,091,553	$(68,091,553)	$—	$—

Russell Top 200 Value
UBS AG	$433,818	$(429,661)	$—	$4,157

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Russell Top 200	$2,302
Russell Top 200 Growth	20,563
Russell Top 200 Value	1,245

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell Top 200	$15,144,123	$11,251,609	$(5,358,059)
Russell Top 200 Growth	377,820,217	416,467,370	(26,203,412)
Russell Top 200 Value	182,295,048	107,588,757	(18,767,837)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited)  (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$25,004,864	$24,866,288
Russell Top 200 Growth	765,190,627	763,687,769
Russell Top 200 Value	214,886,638	210,784,818

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$132,599,266	$108,188,363
Russell Top 200 Growth	737,968,814	896,083,001
Russell Top 200 Value	378,889,836	232,483,424

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Russell Top 200	$23,957,521
Russell Top 200 Growth	288,680,613
Russell Top 200 Value	49,966,749

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$854,353,451	$87,973,330	$(60,344,100)	$27,629,230
Russell Top 200 Growth	5,617,044,957	1,002,326,927	(102,098,858)	900,228,069
Russell Top 200 Value	1,718,540,606	118,137,034	(117,182,811)	954,223

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	1,300,000	$132,934,356	3,600,000	$333,290,298
Shares redeemed	(1,050,000)	(108,430,614)	(5,000,000)	(468,079,179)

	250,000	$24,503,742	(1,400,000)	$(134,788,881)

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 09/30/23		Year Ended 03/31/23
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200 Growth
Shares sold	4,850,000	$739,349,916	18,450,000	$2,459,950,957
Shares redeemed	(5,700,000)	(897,661,618)	(6,150,000)	(814,297,086)

	(850,000)	$(158,311,702)	12,300,000	$1,645,653,871

Russell Top 200 Value
Shares sold	5,700,000	$380,128,936	11,250,000	$736,022,834
Shares redeemed	(3,450,000)	(229,082,065)	(5,850,000)	(374,305,472)

	2,250,000	$151,046,871	5,400,000	$361,717,362

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	35

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	37

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract  (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

GENERAL INFORMATION	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

S&P	Standard & Poor’s

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com   |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Russell 3000 ETF | IWV | NYSE Arca

•	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.79%	20.29%	8.96%	11.10%	20.29%	53.61%	186.47%

Fund Market	4.81	20.16	8.96	11.09	20.16	53.58	186.24

Index	4.86	20.46	9.14	11.28	20.46	54.88	191.20

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,047.90	$ 1.02		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	25.8%

Financials	13.3

Health Care	13.3

Consumer Discretionary	10.8

Industrials	9.8

Communication Services	8.2

Consumer Staples	6.1

Energy	4.8

Real Estate	2.9

Materials	2.7

Utilities	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	6.1%

Microsoft Corp.	5.6

Amazon.com, Inc.	2.8

NVIDIA Corp.	2.5

Alphabet, Inc., Class A	1.9

Tesla, Inc.	1.7

Alphabet, Inc., Class C, NVS	1.6

Meta Platforms, Inc., Class A	1.6

Berkshire Hathaway, Inc., Class B	1.6

Exxon Mobil Corp.	1.1

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell MidCap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.86)%	10.86%	5.00%	7.70%	10.86%	27.61%	109.98%

Fund Market	(0.84)	10.76	5.00	7.70	10.76	27.61	110.00

Index	(0.77)	11.05	5.18	7.92	11.05	28.74	114.20

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 991.40	$ 1.16		$ 1,000.00	$ 1,023.83	$ 1.16		0.23%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	18.9%

Financials	16.8

Real Estate	10.1

Information Technology	9.6

Consumer Discretionary	9.2

Materials	7.8

Utilities	7.4

Health Care	7.1

Energy	5.8

Consumer Staples	4.0

Communication Services	3.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Phillips 66	0.8%

Parker-Hannifin Corp.	0.7

Marvell Technology, Inc.	0.7

Aflac, Inc.	0.7

Carrier Global Corp.	0.7

Arthur J. Gallagher & Co.	0.7

PACCAR, Inc.	0.6

Williams Cos., Inc. (The)	0.6

Welltower, Inc.	0.6

ON Semiconductor Corp.	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	9,272	$551,962
AeroVironment, Inc.(a)	6,771	755,170
AerSale Corp.(a)	7,339	109,645
Archer Aviation, Inc., Class A(a)(b)	40,527	205,067
Astronics Corp.(a)	7,619	120,837
Axon Enterprise, Inc.(a)	18,236	3,628,782
Boeing Co. (The)(a)	146,512	28,083,420
BWX Technologies, Inc.	24,889	1,866,177
Cadre Holdings, Inc.	6,629	176,663
Curtiss-Wright Corp.	9,920	1,940,650
Ducommun, Inc.(a)	2,579	112,212
General Dynamics Corp.	64,106	14,165,503
HEICO Corp.	11,750	1,902,678
HEICO Corp., Class A	21,289	2,750,965
Hexcel Corp.	21,279	1,386,114
Howmet Aerospace, Inc.	99,438	4,599,007
Huntington Ingalls Industries, Inc.	10,167	2,079,965
Kaman Corp.	7,843	154,115
Kratos Defense & Security Solutions, Inc.(a)	33,066	496,651
L3Harris Technologies, Inc.	49,605	8,637,223
Leonardo DRS, Inc.(a)(b)	13,120	219,104
Lockheed Martin Corp.	59,320	24,259,507
Mercury Systems, Inc.(a)	12,970	481,057
Moog, Inc., Class A	7,596	858,044
National Presto Industries, Inc.	2,221	160,934
Northrop Grumman Corp.	37,565	16,535,737
Park Aerospace Corp.	6,295	97,761
Rocket Lab U.S.A., Inc., Class A(a)(b)	80,009	350,439
RTX Corp.	383,958	27,633,457
Spirit AeroSystems Holdings, Inc., Class A	27,868	449,790
Textron, Inc.	52,114	4,072,188
TransDigm Group, Inc.(a)	13,747	11,590,508
Triumph Group, Inc.(a)	15,738	120,553
V2X, Inc.(a)	3,297	170,323
Virgin Galactic Holdings, Inc., Class A(a)(b)	65,716	118,289
Woodward, Inc.	15,174	1,885,521

		162,726,018

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)(b)	15,659	326,803
CH Robinson Worldwide, Inc.	30,384	2,616,974
Expeditors International of Washington, Inc.	40,314	4,621,194
FedEx Corp.	60,867	16,124,886
Forward Air Corp.	7,245	498,021
GXO Logistics, Inc.(a)	30,667	1,798,620
Hub Group, Inc., Class A(a)	8,563	672,538
United Parcel Service, Inc., Class B	190,623	29,712,407

		56,371,443

Automobile Components — 0.2%
Adient PLC(a)	24,561	901,389
American Axle & Manufacturing Holdings, Inc.(a)	29,787	216,254
Aptiv PLC(a)	70,384	6,939,159
Atmus Filtration Technologies, Inc.(a)(b)	5,020	104,667
BorgWarner, Inc.	61,645	2,488,609
Cooper-Standard Holdings, Inc.(a)(b)	703	9,434
Dana, Inc.	33,703	494,423
Dorman Products, Inc.(a)	7,327	555,094
Fox Factory Holding Corp.(a)	11,099	1,099,689
Gentex Corp.	61,995	2,017,317
Gentherm, Inc.(a)	8,366	453,939
Goodyear Tire & Rubber Co. (The)(a)	74,352	924,195

Security	Shares	Value

Automobile Components (continued)
Holley, Inc.(a)	20,228	$100,938
LCI Industries	6,869	806,558
Lear Corp.	15,738	2,112,040
Luminar Technologies, Inc., Class A(a)(b)	65,356	297,370
Modine Manufacturing Co.(a)	14,087	644,480
Patrick Industries, Inc.(b)	5,832	437,750
Phinia, Inc.	12,327	330,240
QuantumScape Corp., Class A(a)(b)	79,415	531,286
Solid Power, Inc., Class A(a)(b)	37,374	75,495
Standard Motor Products, Inc.	5,023	168,873
Stoneridge, Inc.(a)	6,748	135,432
Visteon Corp.(a)	6,898	952,407
XPEL, Inc.(a)	6,564	506,150

		23,303,188

Automobiles — 1.9%
Fisker, Inc., Class A(a)(b)	40,653	260,992
Ford Motor Co.	1,029,281	12,783,670
General Motors Co.	360,371	11,881,432
Harley-Davidson, Inc.	35,217	1,164,274
Lucid Group, Inc.(a)(b)	195,255	1,091,476
Rivian Automotive, Inc., Class A(a)(b)	174,715	4,242,080
Tesla, Inc.(a)	724,980	181,404,496
Thor Industries, Inc.	13,163	1,252,196
Winnebago Industries, Inc.	7,727	459,370
Workhorse Group, Inc.(a)(b)	34,984	14,497

		214,554,483

Banks — 3.3%
1st Source Corp.	3,999	168,318
ACNB Corp.	3,146	99,445
Amalgamated Financial Corp.	5,003	86,152
Amerant Bancorp, Inc., Class A	7,656	133,521
American National Bankshares, Inc.	3,298	125,126
Ameris Bancorp	16,322	626,602
Arrow Financial Corp.	4,933	83,960
Associated Banc-Corp	39,075	668,573
Atlantic Union Bankshares Corp.	19,288	555,109
Axos Financial, Inc.(a)	15,481	586,111
Banc of California, Inc.	14,370	177,901
BancFirst Corp.	5,892	511,013
Bancorp, Inc. (The)(a)	12,700	438,150
Bank First Corp.	2,911	224,584
Bank of America Corp.	1,830,201	50,110,903
Bank of Hawaii Corp.	10,335	513,546
Bank of Marin Bancorp	4,448	81,309
Bank of NT Butterfield & Son Ltd. (The)	13,884	375,979
Bank OZK	29,159	1,080,924
BankUnited, Inc.	20,095	456,156
Banner Corp.	9,732	412,442
Bar Harbor Bankshares	4,756	112,384
BayCom Corp.	6,142	117,988
BCB Bancorp, Inc.	5,691	63,398
Berkshire Hills Bancorp, Inc.	11,818	236,951
Blue Foundry Bancorp(a)(b)	8,752	73,254
BOK Financial Corp.	7,695	615,446
Bridgewater Bancshares, Inc.(a)	8,073	76,532
Brookline Bancorp, Inc.	17,954	163,561
Burke & Herbert Financial Services Corp.	1,672	77,689
Business First Bancshares, Inc.	6,465	121,283
Byline Bancorp, Inc.	7,270	143,292
Cadence Bank	38,189	810,371
Cambridge Bancorp	1,654	103,028
Camden National Corp.	3,678	103,793

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Capital City Bank Group, Inc.	4,510	$134,533
Capitol Federal Financial, Inc.	39,300	187,461
Capstar Financial Holdings, Inc.	5,840	82,870
Carter Bankshares, Inc.(a)(b)	8,212	102,896
Cathay General Bancorp	17,703	615,356
Central Pacific Financial Corp.	8,258	137,743
Citigroup, Inc.	511,747	21,048,154
Citizens & Northern Corp.	5,745	100,825
Citizens Financial Group, Inc.	122,837	3,292,032
Citizens Financial Services, Inc.(b)	1,333	63,877
City Holding Co.	3,834	346,402
Civista Bancshares, Inc.	5,954	92,287
CNB Financial Corp.	5,001	90,568
Coastal Financial Corp.(a)	2,764	118,603
Colony Bankcorp, Inc.	11,822	118,161
Columbia Banking System, Inc.	53,854	1,093,236
Columbia Financial, Inc.(a)	8,514	133,755
Comerica, Inc.	33,557	1,394,293
Commerce Bancshares, Inc.	29,976	1,438,248
Community Bank System, Inc.	14,122	596,090
Community Trust Bancorp, Inc.	3,804	130,325
ConnectOne Bancorp, Inc.	10,316	183,934
CrossFirst Bankshares, Inc.(a)(b)	12,704	128,183
Cullen/Frost Bankers, Inc.	15,994	1,458,813
Customers Bancorp, Inc.(a)	7,181	247,385
CVB Financial Corp.	34,502	571,698
Dime Community Bancshares, Inc.	9,445	188,522
Eagle Bancorp, Inc.	7,869	168,790
East West Bancorp, Inc.	36,849	1,942,311
Eastern Bankshares, Inc.	39,748	498,440
Enterprise Bancorp, Inc.	4,034	110,451
Enterprise Financial Services Corp.	9,250	346,875
Equity Bancshares, Inc., Class A	3,926	94,499
Esquire Financial Holdings, Inc.	2,247	102,665
Farmers & Merchants Bancorp, Inc.	4,296	75,309
Farmers National Banc Corp.	10,690	123,576
FB Financial Corp.	10,291	291,853
Fidelity D&D Bancorp, Inc.	2,291	104,011
Fifth Third Bancorp	178,668	4,525,660
Financial Institutions, Inc.	4,571	76,930
First Bancorp, Inc. (The)	3,745	88,008
First BanCorp/Puerto Rico	48,397	651,424
First Bancorp/Southern Pines NC	8,919	250,981
First Bancshares, Inc. (The)	9,075	244,753
First Bank	9,280	100,038
First Busey Corp.	13,823	265,678
First Business Financial Services, Inc.	3,268	98,073
First Citizens BancShares, Inc., Class A	2,887	3,984,349
First Commonwealth Financial Corp.	23,135	282,478
First Community Bankshares, Inc.	4,354	128,225
First Financial Bancorp	24,566	481,494
First Financial Bankshares, Inc.	34,060	855,587
First Financial Corp.	2,765	93,485
First Foundation, Inc.	11,467	69,719
First Hawaiian, Inc.	34,969	631,190
First Horizon Corp.	147,334	1,623,621
First Interstate BancSystem, Inc., Class A	23,402	583,646
First Merchants Corp.	14,149	393,625
First Mid Bancshares, Inc.	3,312	87,967
First of Long Island Corp. (The)	6,532	75,183
Five Star Bancorp	3,879	77,813
Flushing Financial Corp.	7,483	98,252

Security	Shares	Value

Banks (continued)
FNB Corp.	92,850	$1,001,851
Fulton Financial Corp.	43,533	527,185
German American Bancorp, Inc.	6,419	173,891
Glacier Bancorp, Inc.	28,128	801,648
Great Southern Bancorp, Inc.	2,549	122,148
Guaranty Bancshares, Inc.	3,094	88,767
Hancock Whitney Corp.	23,338	863,273
Hanmi Financial Corp.	8,508	138,085
HarborOne Bancorp, Inc.	16,861	160,517
HBT Financial, Inc.	5,062	92,331
Heartland Financial U.S.A., Inc.	9,517	280,085
Heritage Commerce Corp.	16,334	138,349
Heritage Financial Corp.	9,192	149,922
Hilltop Holdings, Inc.	13,650	387,114
Hingham Institution For Savings (The)	455	84,971
Home Bancorp, Inc.	2,868	91,403
Home BancShares, Inc.	51,842	1,085,571
HomeStreet, Inc.	4,837	37,680
HomeTrust Bancshares, Inc.	5,370	116,368
Hope Bancorp, Inc.	29,353	259,774
Horizon Bancorp, Inc.	10,426	111,350
Huntington Bancshares, Inc.	379,258	3,944,283
Independent Bank Corp.	11,827	580,587
Independent Bank Corp.	5,098	93,497
Independent Bank Group, Inc.	9,101	359,945
International Bancshares Corp.	14,482	627,650
John Marshall Bancorp, Inc.	5,839	104,226
JPMorgan Chase & Co.	758,472	109,993,609
Kearny Financial Corp.	15,478	107,263
KeyCorp	241,522	2,598,777
Lakeland Bancorp, Inc.	17,459	220,333
Lakeland Financial Corp.	5,935	281,675
Live Oak Bancshares, Inc.(b)	8,374	242,427
M&T Bank Corp.	43,368	5,483,884
Macatawa Bank Corp.	9,938	89,044
Mercantile Bank Corp.	4,710	145,586
Metrocity Bankshares, Inc.	7,493	147,462
Metropolitan Bank Holding Corp.(a)	2,430	88,160
Mid Penn Bancorp, Inc.	5,537	111,460
Middlefield Banc Corp.(b)	4,154	105,553
Midland States Bancorp, Inc.	6,168	126,691
MidWestOne Financial Group, Inc.	5,996	121,899
MVB Financial Corp.	5,530	124,867
National Bank Holdings Corp., Class A	8,169	243,109
NBT Bancorp, Inc.	11,816	374,449
New York Community Bancorp, Inc., Class A	186,609	2,116,146
Nicolet Bankshares, Inc.	3,223	224,901
Northeast Bank	2,821	124,406
Northfield Bancorp, Inc.	12,318	116,405
Northrim BanCorp, Inc.	2,457	97,346
Northwest Bancshares, Inc.	26,773	273,888
NU Holdings Ltd., Class A(a)	604,794	4,384,756
OceanFirst Financial Corp.	14,992	216,934
OFG Bancorp	11,498	343,330
Old National Bancorp	76,001	1,105,055
Old Second Bancorp, Inc.	11,794	160,516
Orange County Bancorp, Inc.	2,487	107,364
Origin Bancorp, Inc.	6,933	200,156
Orrstown Financial Services, Inc.	6,300	132,363
Pacific Premier Bancorp, Inc.	22,786	495,823
PacWest Bancorp	29,208	231,035
Park National Corp.	3,520	332,710

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Pathward Financial, Inc.	7,053	$325,073
Peapack-Gladstone Financial Corp.	4,798	123,069
Peoples Bancorp, Inc.	9,529	241,846
Peoples Financial Services Corp.	3,196	128,160
Pinnacle Financial Partners, Inc.	20,033	1,343,012
PNC Financial Services Group, Inc. (The)	104,512	12,830,938
Popular, Inc.	18,965	1,194,985
Preferred Bank	2,534	157,741
Premier Financial Corp.	8,832	150,674
Primis Financial Corp.	9,609	78,313
Prosperity Bancshares, Inc.	22,446	1,225,103
Provident Financial Services, Inc.	21,816	333,567
QCR Holdings, Inc.	4,993	242,260
RBB Bancorp	4,835	61,791
Red River Bancshares, Inc.	2,042	93,850
Regions Financial Corp.	244,529	4,205,899
Renasant Corp.	16,064	420,716
Republic Bancorp, Inc., Class A	3,106	136,819
S&T Bancorp, Inc.	8,869	240,173
Sandy Spring Bancorp, Inc.	10,857	232,666
Seacoast Banking Corp. of Florida	16,955	372,332
ServisFirst Bancshares, Inc.	13,276	692,609
Shore Bancshares, Inc.	6,730	70,800
Sierra Bancorp	6,923	131,260
Simmons First National Corp., Class A	34,010	576,810
SmartFinancial, Inc.(b)	6,353	135,764
South Plains Financial, Inc.	3,505	92,672
Southern First Bancshares, Inc.(a)	2,882	77,641
Southern Missouri Bancorp, Inc.	2,526	97,731
Southside Bancshares, Inc.	9,146	262,490
SouthState Corp.	19,263	1,297,556
Stellar Bancorp, Inc.	13,460	286,967
Stock Yards Bancorp, Inc.	7,509	295,029
Summit Financial Group, Inc.	4,364	98,365
Synovus Financial Corp.	37,110	1,031,658
Texas Capital Bancshares, Inc.(a)	12,893	759,398
Third Coast Bancshares, Inc.(a)	1,123	19,203
Timberland Bancorp, Inc.	3,760	101,896
Tompkins Financial Corp.	3,430	168,036
Towne Bank	16,789	384,972
TriCo Bancshares	7,199	230,584
Triumph Financial, Inc.(a)	5,754	372,802
Truist Financial Corp.	348,829	9,979,998
TrustCo Bank Corp.	5,288	144,310
Trustmark Corp.	16,710	363,108
U.S. Bancorp	401,856	13,285,359
UMB Financial Corp.	11,068	686,769
United Bankshares, Inc.	36,032	994,123
United Community Banks, Inc.	25,283	642,441
Univest Financial Corp.	7,105	123,485
Valley National Bancorp	111,208	951,940
Veritex Holdings, Inc.	12,013	215,633
Washington Federal, Inc.	16,850	431,697
Washington Trust Bancorp, Inc.	3,548	93,419
Webster Financial Corp.	46,132	1,859,581
Wells Fargo & Co.	964,309	39,401,666
WesBanco, Inc.	16,711	408,083
West BanCorp, Inc.	5,670	92,478
Westamerica BanCorp	7,741	334,798
Western Alliance Bancorp	27,437	1,261,279
Wintrust Financial Corp.	16,734	1,263,417

Security	Shares	Value

Banks (continued)
WSFS Financial Corp.	16,322	$595,753
Zions Bancorp N.A	39,109	1,364,513

		363,566,936

Beverages — 1.4%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,384	928,639
Brown-Forman Corp., Class A	12,061	700,744
Brown-Forman Corp., Class B, NVS	48,310	2,787,004
Celsius Holdings, Inc.(a)	12,616	2,164,906
Coca-Cola Co. (The)	1,023,351	57,287,189
Coca-Cola Consolidated, Inc.	1,172	745,767
Constellation Brands, Inc., Class A	42,461	10,671,723
Duckhorn Portfolio, Inc. (The)(a)	15,482	158,845
Keurig Dr Pepper, Inc.	249,970	7,891,553
MGP Ingredients, Inc.	3,827	403,672
Molson Coors Beverage Co., Class B	45,857	2,916,047
Monster Beverage Corp.(a)	195,156	10,333,510
National Beverage Corp.(a)	6,654	312,871
PepsiCo, Inc.	361,978	61,333,552
Primo Water Corp.	44,312	611,506
Vita Coco Co., Inc. (The)(a)(b)	6,530	170,041

		159,417,569

Biotechnology — 2.6%
2seventy bio, Inc.(a)(b)	19,085	74,813
4D Molecular Therapeutics, Inc.(a)(b)	7,559	96,226
89bio, Inc.(a)	16,057	247,920
AbbVie, Inc.	463,672	69,114,948
ACADIA Pharmaceuticals, Inc.(a)	29,895	623,012
ACELYRIN, Inc.(a)	10,719	109,012
Adicet Bio, Inc.(a)(b)	8,409	11,520
ADMA Biologics, Inc.(a)(b)	44,328	158,694
Aerovate Therapeutics, Inc.(a)	4,572	62,042
Agenus, Inc.(a)(b)	61,026	68,959
Agios Pharmaceuticals, Inc.(a)(b)	16,068	397,683
Akero Therapeutics, Inc.(a)	13,949	705,540
Aldeyra Therapeutics, Inc.(a)	14,494	96,820
Alector, Inc.(a)	15,968	103,473
Alkermes PLC(a)	41,976	1,175,748
Allakos, Inc.(a)	24,920	56,568
Allogene Therapeutics, Inc.(a)(b)	24,578	77,912
Alnylam Pharmaceuticals, Inc.(a)	32,733	5,797,014
Alpine Immune Sciences, Inc.(a)	9,444	108,134
ALX Oncology Holdings, Inc.(a)	9,054	43,459
Amgen, Inc.	140,360	37,723,154
Amicus Therapeutics, Inc.(a)	69,575	846,032
AnaptysBio, Inc.(a)	7,178	128,917
Anavex Life Sciences Corp.(a)(b)	19,051	124,784
Anika Therapeutics, Inc.(a)	5,928	110,439
Apellis Pharmaceuticals, Inc.(a)(b)	26,135	994,175
Apogee Therapeutics, Inc.(a)(b)	5,297	112,826
Arbutus Biopharma Corp.(a)	47,875	97,186
Arcellx, Inc.(a)	10,735	385,172
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,668	221,467
Arcus Biosciences, Inc.(a)(b)	11,934	214,215
Arcutis Biotherapeutics, Inc.(a)	11,321	60,115
Ardelyx, Inc.(a)	55,328	225,738
Arrowhead Pharmaceuticals, Inc.(a)	26,634	715,656
Astria Therapeutics, Inc.(a)(b)	11,179	83,395
Atara Biotherapeutics, Inc.(a)	25,997	38,476
Aura Biosciences, Inc.(a)(b)	8,590	77,052
Aurinia Pharmaceuticals, Inc.(a)(b)	37,251	289,440
Avid Bioservices, Inc.(a)	16,536	156,100
Avidity Biosciences, Inc.(a)(b)	15,510	98,954

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avita Medical, Inc.(a)(b)	7,051	$103,015
Beam Therapeutics, Inc.(a)(b)	17,436	419,336
BioCryst Pharmaceuticals, Inc.(a)(b)	45,536	322,395
Biogen, Inc.(a)	37,648	9,675,913
Biohaven Ltd.(a)	16,477	428,567
BioMarin Pharmaceutical, Inc.(a)(b)	49,260	4,358,525
Biomea Fusion, Inc.(a)(b)	5,160	71,002
Bioxcel Therapeutics, Inc.(a)(b)	3,800	9,614
Bluebird Bio, Inc.(a)(b)	17,096	51,972
Blueprint Medicines Corp.(a)(b)	15,368	771,781
Bridgebio Pharma, Inc.(a)	28,490	751,281
Cabaletta Bio, Inc.(a)	9,302	141,576
CareDx, Inc.(a)	12,729	89,103
Caribou Biosciences, Inc.(a)(b)	17,701	84,611
Carisma Therapeutics, Inc.(b)	13,754	58,179
Catalyst Pharmaceuticals, Inc.(a)	24,105	281,788
Celldex Therapeutics, Inc.(a)	13,294	365,851
Century Therapeutics, Inc.(a)(b)	10,097	20,194
Cerevel Therapeutics Holdings, Inc.(a)(b)	15,461	337,514
Cogent Biosciences, Inc.(a)	24,440	238,290
Coherus Biosciences, Inc.(a)	16,382	61,269
Compass Therapeutics, Inc.(a)	32,910	64,833
Crinetics Pharmaceuticals, Inc.(a)	16,872	501,773
Cullinan Oncology, Inc.(a)	8,034	72,708
Cytokinetics, Inc.(a)(b)	24,194	712,755
Day One Biopharmaceuticals, Inc.(a)(b)	18,010	220,983
Deciphera Pharmaceuticals, Inc.(a)(b)	15,938	202,731
Denali Therapeutics, Inc.(a)(b)	31,915	658,407
Design Therapeutics, Inc.(a)	8,794	20,754
Disc Medicine, Inc.(a)	2,099	98,611
Dynavax Technologies Corp.(a)(b)	36,890	544,865
Dyne Therapeutics, Inc.(a)(b)	9,394	84,170
Eagle Pharmaceuticals, Inc.(a)	3,804	59,989
Editas Medicine, Inc.(a)	18,474	144,097
Emergent BioSolutions, Inc.(a)(b)	11,829	40,219
Enanta Pharmaceuticals, Inc.(a)	4,779	53,381
Entrada Therapeutics, Inc.(a)(b)	7,386	116,699
EQRx, Inc.(a)	106,248	235,871
Erasca, Inc.(a)	17,089	33,665
Exact Sciences Corp.(a)	47,746	3,257,232
Exelixis, Inc.(a)	82,092	1,793,710
Fate Therapeutics, Inc.(a)	20,045	42,495
FibroGen, Inc.(a)	22,091	19,062
Genelux Corp.(a)(b)	5,426	132,883
Generation Bio Co.(a)(b)	20,751	78,646
Geron Corp.(a)	132,070	279,988
Gilead Sciences, Inc.	327,974	24,578,372
Halozyme Therapeutics, Inc.(a)	35,405	1,352,471
Heron Therapeutics, Inc.(a)(b)	28,006	28,846
HilleVax, Inc.(a)	5,759	77,459
Horizon Therapeutics PLC(a)	58,811	6,803,845
Humacyte, Inc.(a)	24,168	70,812
Icosavax, Inc.(a)	11,571	89,675
Ideaya Biosciences, Inc.(a)	14,104	380,526
IGM Biosciences, Inc.(a)	5,312	44,355
ImmunityBio, Inc.(a)(b)	21,535	36,394
ImmunoGen, Inc.(a)	62,758	995,970
Immunovant, Inc.(a)	15,952	612,397
Incyte Corp.(a)	48,753	2,816,461
Inhibrx, Inc.(a)(b)	7,541	138,377
Insmed, Inc.(a)(b)	35,940	907,485
Intellia Therapeutics, Inc.(a)(b)	22,987	726,849

Security	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals, Inc.(a)	8,041	$149,080
Ionis Pharmaceuticals, Inc.(a)(b)	37,922	1,720,142
Iovance Biotherapeutics, Inc.(a)(b)	54,042	245,891
Ironwood Pharmaceuticals, Inc., Class A(a)	39,883	384,073
iTeos Therapeutics, Inc.(a)	6,529	71,493
Janux Therapeutics, Inc.(a)	5,768	58,141
KalVista Pharmaceuticals, Inc.(a)(b)	6,414	61,767
Karuna Therapeutics, Inc.(a)	9,319	1,575,750
Karyopharm Therapeutics, Inc.(a)(b)	22,222	29,778
Keros Therapeutics, Inc.(a)(b)	6,871	219,048
Kezar Life Sciences, Inc.(a)(b)	13,974	16,629
Kiniksa Pharmaceuticals Ltd., Class A(a)	11,382	197,705
Kodiak Sciences, Inc.(a)	13,944	25,099
Krystal Biotech, Inc.(a)(b)	5,802	673,032
Kura Oncology, Inc.(a)	16,485	150,343
Kymera Therapeutics, Inc.(a)(b)	9,657	134,232
Lexicon Pharmaceuticals, Inc.(a)(b)	34,563	37,674
Lyell Immunopharma, Inc.(a)(b)	40,426	59,426
MacroGenics, Inc.(a)	16,138	75,203
Madrigal Pharmaceuticals, Inc.(a)(b)	3,802	555,244
MannKind Corp.(a)	59,320	244,992
MeiraGTx Holdings PLC(a)	16,941	83,180
Mersana Therapeutics, Inc.(a)	22,012	27,955
MiMedx Group, Inc.(a)	33,014	240,672
Mineralys Therapeutics, Inc.(a)(b)	6,143	58,420
Mirati Therapeutics, Inc.(a)(b)	10,764	468,880
Mirum Pharmaceuticals, Inc.(a)(b)	5,929	187,356
Moderna, Inc.(a)(b)	87,306	9,017,837
Monte Rosa Therapeutics, Inc.(a)(b)	14,004	67,079
Morphic Holding, Inc.(a)(b)	7,905	181,104
Myriad Genetics, Inc.(a)	22,476	360,515
Natera, Inc.(a)	27,342	1,209,884
Neurocrine Biosciences, Inc.(a)	24,970	2,809,125
Nkarta, Inc.(a)	8,613	11,972
Novavax, Inc.(a)(b)	19,334	139,978
Nurix Therapeutics, Inc.(a)	10,456	82,184
Nuvalent, Inc., Class A(a)(b)	5,919	272,096
Olema Pharmaceuticals, Inc.(a)	11,642	143,779
Organogenesis Holdings, Inc., Class A(a)	30,656	97,486
ORIC Pharmaceuticals, Inc.(a)	17,005	102,880
Outlook Therapeutics, Inc.(a)(b)	63,546	14,044
PepGen, Inc.(a)	7,319	37,181
PMV Pharmaceuticals, Inc.(a)(b)	8,204	50,373
Point Biopharma Global, Inc.(a)	25,951	173,093
Precigen, Inc.(a)(b)	59,785	84,895
Prime Medicine, Inc.(a)(b)	10,276	98,033
ProKidney Corp., Class A(a)(b)	16,028	73,408
Protagonist Therapeutics, Inc.(a)	15,643	260,925
Prothena Corp. PLC(a)	10,632	512,994
PTC Therapeutics, Inc.(a)	19,590	439,012
RAPT Therapeutics, Inc.(a)(b)	5,392	89,615
Recursion Pharmaceuticals, Inc., Class A(a)(b)	31,554	241,388
Regeneron Pharmaceuticals, Inc.(a)	27,187	22,373,814
REGENXBIO, Inc.(a)	9,164	150,839
Relay Therapeutics, Inc.(a)	19,745	166,055
Replimune Group, Inc.(a)(b)	10,181	174,197
REVOLUTION Medicines, Inc.(a)	27,075	749,436
Rhythm Pharmaceuticals, Inc.(a)(b)	13,345	305,934
Rigel Pharmaceuticals, Inc.(a)	63,014	68,055
Rocket Pharmaceuticals, Inc.(a)(b)	13,954	285,918
Roivant Sciences Ltd.(a)(b)	91,561	1,069,433
Sage Therapeutics, Inc.(a)(b)	13,379	275,340

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sana Biotechnology, Inc.(a)(b)	22,316	$86,363
Sangamo Therapeutics, Inc.(a)(b)	33,336	19,995
Sarepta Therapeutics, Inc.(a)	23,444	2,841,882
Savara, Inc.(a)	41,456	156,704
Scholar Rock Holding Corp.(a)(b)	12,282	87,202
Seagen, Inc.(a)	36,748	7,796,088
Seres Therapeutics, Inc.(a)(b)	17,998	42,835
SpringWorks Therapeutics, Inc.(a)	15,137	349,967
Stoke Therapeutics, Inc.(a)	7,669	30,216
Summit Therapeutics, Inc.(a)(b)	39,820	74,463
Sutro Biopharma, Inc.(a)	22,212	77,076
Syndax Pharmaceuticals, Inc.(a)	19,397	281,644
Tango Therapeutics, Inc.(a)	12,785	143,959
Tenaya Therapeutics, Inc.(a)	15,606	39,795
TG Therapeutics, Inc.(a)(b)	35,293	295,050
Travere Therapeutics, Inc.(a)	16,660	148,940
Twist Bioscience Corp.(a)(b)	14,909	302,056
Tyra Biosciences, Inc.(a)(b)	6,424	88,459
Ultragenyx Pharmaceutical, Inc.(a)	18,929	674,819
United Therapeutics Corp.(a)	11,778	2,660,297
UroGen Pharma Ltd.(a)	9,341	130,867
Vanda Pharmaceuticals, Inc.(a)(b)	14,743	63,690
Vaxcyte, Inc.(a)(b)	23,882	1,217,504
Vera Therapeutics, Inc., Class A(a)(b)	7,474	102,469
Veracyte, Inc.(a)	17,206	384,210
Vericel Corp.(a)	11,469	384,441
Vertex Pharmaceuticals, Inc.(a)	67,688	23,537,825
Verve Therapeutics, Inc.(a)(b)	12,299	163,085
Viking Therapeutics, Inc.(a)(b)	24,977	276,495
Vir Biotechnology, Inc.(a)	19,866	186,144
Viridian Therapeutics, Inc.(a)	10,300	158,002
Voyager Therapeutics, Inc.(a)	8,853	68,611
X4 Pharmaceuticals, Inc.(a)	54,582	59,494
Xencor, Inc.(a)	14,770	297,616
Y-mAbs Therapeutics, Inc.(a)	9,017	49,143
Zentalis Pharmaceuticals, Inc.(a)(b)	13,881	278,453
Zymeworks, Inc.(a)(b)	13,866	87,910

		283,190,262

Broadline Retail — 2.9%
Amazon.com, Inc.(a)	2,367,300	300,931,176
Big Lots, Inc.(b)	8,851	45,229
ContextLogic, Inc., Class A(a)(b)	5,580	24,608
Coupang, Inc., Class A(a)	287,265	4,883,505
Dillard’s, Inc., Class A	1,039	343,712
eBay, Inc.	140,136	6,178,596
Etsy, Inc.(a)	32,922	2,126,103
Kohl’s Corp.	28,981	607,442
Macy’s, Inc.	72,920	846,601
Nordstrom, Inc.	28,712	428,957
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,792	1,296,006
Savers Value Village, Inc.(a)	6,767	126,340

		317,838,275

Building Products — 0.7%
A O Smith Corp.	32,979	2,180,901
AAON, Inc.	17,355	986,979
Advanced Drainage Systems, Inc.	17,961	2,044,501
Allegion PLC	22,823	2,378,157
American Woodmark Corp.(a)	4,711	356,199
Apogee Enterprises, Inc.	6,885	324,146
Armstrong World Industries, Inc.	11,986	862,992
AZEK Co., Inc. (The), Class A(a)	32,671	971,635
AZZ, Inc.	6,661	303,608

Security	Shares	Value

Building Products (continued)
Builders FirstSource, Inc.(a)(b)	33,377	$4,155,103
Carlisle Cos., Inc.	12,918	3,349,121
Carrier Global Corp.	219,170	12,098,184
CSW Industrials, Inc.	3,654	640,327
Fortune Brands Innovations, Inc.	33,960	2,110,954
Gibraltar Industries, Inc.(a)	8,039	542,713
Griffon Corp.	10,979	435,537
Hayward Holdings, Inc.(a)(b)	37,374	526,973
Insteel Industries, Inc.	4,236	137,501
Janus International Group, Inc.(a)	21,993	235,325
JELD-WEN Holding, Inc.(a)	21,516	287,454
Johnson Controls International PLC	181,230	9,643,248
Lennox International, Inc.	8,351	3,126,948
Masco Corp.	58,589	3,131,582
Masonite International Corp.(a)	6,124	570,879
Masterbrand, Inc.(a)	33,770	410,305
Owens Corning	23,535	3,210,409
PGT Innovations, Inc.(a)	14,662	406,870
Quanex Building Products Corp.	8,953	252,206
Resideo Technologies, Inc.(a)	37,405	590,999
Simpson Manufacturing Co., Inc.	11,474	1,718,920
Trane Technologies PLC	59,716	12,116,974
Trex Co., Inc.(a)(b)	28,181	1,736,795
UFP Industries, Inc.	16,139	1,652,634
Zurn Elkay Water Solutions Corp.	38,468	1,077,873

		74,574,952

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	9,893	1,289,454
Ameriprise Financial, Inc.	27,730	9,142,026
Ares Management Corp., Class A	42,013	4,321,877
Artisan Partners Asset Management, Inc., Class A	14,769	552,656
AssetMark Financial Holdings, Inc.(a)	6,947	174,231
Avantax, Inc.(a)	8,666	221,676
B Riley Financial, Inc.	5,710	234,053
Bank of New York Mellon Corp. (The)	204,631	8,727,512
BGC Group, Inc., Class A	86,272	455,516
BlackRock, Inc.(c)	39,005	25,216,342
Blackstone, Inc., Class A, NVS	186,931	20,027,787
Blue Owl Capital, Inc., Class A	117,108	1,517,720
Brightsphere Investment Group, Inc.	8,438	163,613
Carlyle Group, Inc. (The)	56,582	1,706,513
Cboe Global Markets, Inc.	27,500	4,295,775
Charles Schwab Corp. (The)	388,742	21,341,936
CME Group, Inc., Class A	94,244	18,869,534
Cohen & Steers, Inc.	6,018	377,268
Coinbase Global, Inc., Class A(a)(b)	43,904	3,296,312
Diamond Hill Investment Group, Inc., Class A	675	113,785
Donnelley Financial Solutions, Inc.(a)	6,375	358,785
Evercore, Inc., Class A	9,403	1,296,486
FactSet Research Systems, Inc.	9,942	4,347,239
Forge Global Holdings, Inc.(a)	46,044	93,469
Franklin Resources, Inc.	74,653	1,834,971
GCM Grosvenor, Inc., Class A	12,875	99,910
Goldman Sachs Group, Inc. (The)	84,699	27,406,055
Hamilton Lane, Inc., Class A	9,222	834,038
Houlihan Lokey, Inc., Class A	13,630	1,460,046
Interactive Brokers Group, Inc., Class A	26,153	2,263,804
Intercontinental Exchange, Inc.	149,164	16,411,023
Invesco Ltd.	98,956	1,436,841
Janus Henderson Group PLC	38,103	983,820
Jefferies Financial Group, Inc.	50,095	1,834,980

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
KKR & Co., Inc., Class A	169,370	$10,433,192
Lazard Ltd., Class A	28,679	889,336
LPL Financial Holdings, Inc.	20,251	4,812,650
MarketAxess Holdings, Inc.	9,877	2,110,122
Moelis & Co., Class A	16,225	732,234
Moody’s Corp.	41,626	13,160,892
Morgan Stanley	315,457	25,763,373
Morningstar, Inc.	6,710	1,571,750
MSCI, Inc., Class A	20,167	10,347,284
Nasdaq, Inc.	90,363	4,390,738
Northern Trust Corp.	53,016	3,683,552
Open Lending Corp.(a)	26,570	194,492
P10, Inc., Class A	9,687	112,854
Patria Investments Ltd., Class A	14,131	206,030
Perella Weinberg Partners, Class A	8,223	83,710
Piper Sandler Cos.	4,909	713,327
PJT Partners, Inc., Class A	6,254	496,818
Raymond James Financial, Inc.	49,870	5,008,444
Robinhood Markets, Inc., Class A(a)(b)	173,993	1,706,871
S&P Global, Inc.	84,462	30,863,259
Sculptor Capital Management, Inc.	10,605	123,018
SEI Investments Co.	26,569	1,600,251
State Street Corp.	83,859	5,615,199
StepStone Group, Inc., Class A	14,905	470,700
Stifel Financial Corp.	27,452	1,686,651
StoneX Group, Inc.(a)	5,231	506,989
T Rowe Price Group, Inc.	57,521	6,032,227
TPG, Inc., Class A	16,815	506,468
Tradeweb Markets, Inc., Class A	30,080	2,412,416
Victory Capital Holdings, Inc., Class A	7,822	260,786
Virtu Financial, Inc., Class A	27,444	473,958
Virtus Investment Partners, Inc.	1,729	349,241
WisdomTree, Inc.	39,606	277,242
XP, Inc., Class A	87,058	2,006,687

		322,309,814

Chemicals — 1.7%
AdvanSix, Inc.	7,778	241,740
Air Products & Chemicals, Inc.	58,482	16,573,799
Albemarle Corp.	30,577	5,199,313
American Vanguard Corp.	8,712	95,222
Ashland, Inc.	12,147	992,167
Aspen Aerogels, Inc.(a)(b)	10,365	89,139
Avient Corp.	22,760	803,883
Axalta Coating Systems Ltd.(a)	55,987	1,506,050
Balchem Corp.	8,060	999,762
Cabot Corp.	13,944	965,901
Celanese Corp., Class A	25,906	3,251,721
CF Industries Holdings, Inc.	51,693	4,432,158
Chase Corp.	2,253	286,649
Chemours Co. (The)	37,814	1,060,683
Corteva, Inc.	187,836	9,609,690
Danimer Scientific, Inc., Class A(a)(b)	27,151	56,203
Dow, Inc.	186,665	9,624,447
DuPont de Nemours, Inc.	120,925	9,019,796
Eastman Chemical Co.	31,431	2,411,386
Ecolab, Inc.	65,524	11,099,766
Ecovyst, Inc.(a)(b)	25,350	249,444
Element Solutions, Inc.	58,232	1,141,930
FMC Corp.	32,638	2,185,767
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	402,343	728,241
Hawkins, Inc.	4,426	260,470
HB Fuller Co.	13,364	916,904

Security	Shares	Value

Chemicals (continued)
Huntsman Corp.	44,552	$1,087,069
Ingevity Corp.(a)(b)	9,610	457,532
Innospec, Inc.	6,437	657,861
International Flavors & Fragrances, Inc.	67,590	4,607,610
Intrepid Potash, Inc.(a)(b)	2,861	71,983
Koppers Holdings, Inc.	5,140	203,287
Linde PLC	128,898	47,995,170
Livent Corp.(a)(b)	47,716	878,452
LSB Industries, Inc.(a)	19,260	197,030
LyondellBasell Industries NV, Class A	67,480	6,390,356
Mativ Holdings, Inc.	13,772	196,389
Minerals Technologies, Inc.	9,595	525,422
Mosaic Co. (The)	86,737	3,087,837
NewMarket Corp.	1,748	795,410
Olin Corp.	33,038	1,651,239
Origin Materials, Inc., Class A(a)(b)	31,686	40,558
Orion SA	15,796	336,139
Perimeter Solutions SA(a)(b)	38,054	172,765
PPG Industries, Inc.	61,815	8,023,587
PureCycle Technologies, Inc.(a)(b)	27,421	153,832
Quaker Chemical Corp.(b)	3,506	560,960
Rayonier Advanced Materials, Inc.(a)	16,034	56,760
RPM International, Inc.	33,082	3,136,504
Scotts Miracle-Gro Co. (The)	10,600	547,808
Sensient Technologies Corp.	11,278	659,538
Sherwin-Williams Co. (The)	62,386	15,911,549
Stepan Co.	6,030	452,069
Trinseo PLC	9,689	79,159
Tronox Holdings PLC	26,647	358,136
Westlake Corp.(b)	8,939	1,114,425

		184,208,667

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	17,333	693,493
ACCO Brands Corp.	27,455	157,592
ACV Auctions, Inc., Class A(a)(b)	33,169	503,505
Aris Water Solutions, Inc., Class A	6,420	64,072
BrightView Holdings, Inc.(a)	13,771	106,725
Brink’s Co. (The)	11,520	836,813
Casella Waste Systems, Inc., Class A(a)	14,420	1,100,246
CECO Environmental Corp.(a)(b)	8,351	133,365
Cimpress PLC(a)	4,399	307,974
Cintas Corp.	22,790	10,962,218
Clean Harbors, Inc.(a)	13,329	2,230,741
Copart, Inc.(a)	225,837	9,731,316
CoreCivic, Inc.(a)	30,206	339,818
Deluxe Corp.	10,766	203,370
Driven Brands Holdings, Inc.(a)	16,773	211,172
Ennis, Inc.	6,439	136,636
Enviri Corp.(a)	22,573	162,977
GEO Group, Inc. (The)(a)	32,760	267,977
Healthcare Services Group, Inc.	19,997	208,569
Heritage-Crystal Clean, Inc.(a)	5,174	234,641
HNI Corp.	12,765	442,052
Interface, Inc., Class A	14,261	139,900
Li-Cycle Holdings Corp.(a)(b)	35,749	126,909
Liquidity Services, Inc.(a)	6,677	117,649
Matthews International Corp., Class A	7,825	304,471
MillerKnoll, Inc.	20,794	508,413
Montrose Environmental Group, Inc.(a)	5,938	173,746
MSA Safety, Inc.	9,517	1,500,355
OPENLANE, Inc.(a)	28,177	420,401
RB Global, Inc.(b)	47,610	2,975,625

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	54,450	$7,759,669
Rollins, Inc.	67,261	2,510,853
SP Plus Corp.(a)	5,881	212,304
Steelcase, Inc., Class A	24,946	278,647
Stericycle, Inc.(a)	23,773	1,062,891
Tetra Tech, Inc.	14,062	2,137,846
UniFirst Corp.	4,061	661,984
Viad Corp.(a)	4,972	130,266
VSE Corp.	2,937	148,142
Waste Management, Inc.	106,711	16,267,025

		66,472,368

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	18,298	150,593
Arista Networks, Inc.(a)	65,768	12,096,708
Aviat Networks, Inc.(a)	3,496	109,075
Calix, Inc.(a)	14,358	658,171
Cambium Networks Corp.(a)	4,476	32,809
Ciena Corp.(a)	39,556	1,869,417
Cisco Systems, Inc.	1,077,382	57,920,056
Clearfield, Inc.(a)	3,363	96,384
CommScope Holding Co., Inc.(a)	51,335	172,486
Comtech Telecommunications Corp.	7,951	69,571
Digi International, Inc.(a)	8,552	230,904
Extreme Networks, Inc.(a)	34,721	840,596
F5, Inc.(a)	15,552	2,506,049
Harmonic, Inc.(a)	31,743	305,685
Infinera Corp.(a)(b)	52,413	219,086
Juniper Networks, Inc.	83,089	2,309,043
Lumentum Holdings, Inc.(a)(b)	18,796	849,203
Motorola Solutions, Inc.	43,315	11,792,076
NETGEAR, Inc.(a)	8,648	108,878
NetScout Systems, Inc.(a)	16,370	458,687
Ribbon Communications, Inc.(a)(b)	23,169	62,093
Ubiquiti, Inc.	1,048	152,274
Viasat, Inc.(a)(b)	30,790	568,384
Viavi Solutions, Inc.(a)	63,148	577,173

		94,155,401

Construction & Engineering — 0.3%
AECOM	33,853	2,811,153
Ameresco, Inc., Class A(a)(b)	7,897	304,508
API Group Corp.(a)	55,635	1,442,616
Arcosa, Inc.	12,647	909,319
Argan, Inc.	3,801	173,022
Bowman Consulting Group Ltd.(a)	3,291	92,247
Comfort Systems U.S.A., Inc.	8,968	1,528,237
Construction Partners, Inc., Class A(a)	8,770	320,631
Dycom Industries, Inc.(a)(b)	7,081	630,209
EMCOR Group, Inc.	12,373	2,603,155
Eneti, Inc.	9,412	94,873
Fluor Corp.(a)(b)	38,559	1,415,115
Granite Construction, Inc.	13,218	502,548
Great Lakes Dredge & Dock Corp.(a)	14,548	115,948
IES Holdings, Inc.(a)	2,654	174,819
Limbach Holdings, Inc.(a)(b)	3,596	114,101
MasTec, Inc.(a)	16,577	1,193,047
MDU Resources Group, Inc.	51,553	1,009,408
MYR Group, Inc.(a)	4,034	543,622
Northwest Pipe Co.(a)	3,960	119,473
Primoris Services Corp.	15,434	505,155
Quanta Services, Inc.	37,990	7,106,789
Sterling Infrastructure, Inc.(a)	8,156	599,303
Tutor Perini Corp.(a)	13,100	102,573

Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries, Inc.	5,447	$1,308,424
WillScot Mobile Mini Holdings Corp.(a)	51,546	2,143,798

		27,864,093

Construction Materials — 0.2%
Eagle Materials, Inc.	9,431	1,570,450
Knife River Corp.(a)	15,106	737,626
Martin Marietta Materials, Inc.	16,186	6,644,030
Summit Materials, Inc., Class A(a)(b)	32,065	998,504
United States Lime & Minerals, Inc.	672	135,072
Vulcan Materials Co.	34,962	7,063,023

		17,148,705

Consumer Finance — 0.5%
Ally Financial, Inc.	71,355	1,903,751
American Express Co.	155,227	23,158,316
Bread Financial Holdings, Inc.	12,814	438,239
Capital One Financial Corp.	99,176	9,625,031
Credit Acceptance Corp.(a)(b)	1,803	829,596
Discover Financial Services	65,193	5,647,670
Encore Capital Group, Inc.(a)(b)	6,439	307,527
Enova International, Inc.(a)	7,574	385,289
FirstCash Holdings, Inc.	9,635	967,161
Green Dot Corp., Class A(a)	14,236	198,308
LendingClub Corp.(a)	25,429	155,117
LendingTree, Inc.(a)	3,828	59,334
Navient Corp.	25,041	431,206
Nelnet, Inc., Class A	3,196	285,467
NerdWallet, Inc., Class A(a)(b)	5,845	51,962
OneMain Holdings, Inc.	29,170	1,169,425
PRA Group, Inc.(a)	9,443	181,400
PROG Holdings, Inc.(a)	14,497	481,445
Regional Management Corp.	3,341	92,479
SLM Corp.	64,033	872,130
SoFi Technologies, Inc.(a)(b)	240,414	1,920,908
Synchrony Financial	109,718	3,354,079
Upstart Holdings, Inc.(a)(b)	19,948	569,316
World Acceptance Corp.(a)	974	123,756

		53,208,912

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	109,178	2,483,800
Andersons, Inc. (The)	9,715	500,420
BJ’s Wholesale Club Holdings, Inc.(a)	34,631	2,471,614
Casey’s General Stores, Inc.	9,869	2,679,631
Chefs’ Warehouse, Inc. (The)(a)	7,498	158,808
Costco Wholesale Corp.	116,412	65,768,124
Dollar General Corp.	57,452	6,078,422
Dollar Tree, Inc.(a)	55,304	5,887,111
Grocery Outlet Holding Corp.(a)	25,888	746,869
Ingles Markets, Inc., Class A	4,177	314,653
Kroger Co. (The)	170,759	7,641,465
Performance Food Group Co.(a)	39,412	2,319,790
PriceSmart, Inc.	7,274	541,404
SpartanNash Co.	8,905	195,910
Sprouts Farmers Market, Inc.(a)	27,419	1,173,533
Sysco Corp.	133,026	8,786,367
Target Corp.	120,620	13,336,953
U.S. Foods Holding Corp.(a)	59,453	2,360,284
United Natural Foods, Inc.(a)(b)	13,937	197,069
Walgreens Boots Alliance, Inc.	189,158	4,206,874
Walmart, Inc.	375,045	59,980,947
Weis Markets, Inc.	4,686	295,218

		188,125,266

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.3%
Amcor PLC	383,932	$3,516,817
AptarGroup, Inc.	17,163	2,146,062
Ardagh Group SA, Class A(a)	4,919	26,833
Ardagh Metal Packaging SA	41,863	131,031
Avery Dennison Corp.	21,386	3,906,581
Ball Corp.	81,693	4,066,678
Berry Global Group, Inc.	32,528	2,013,808
Crown Holdings, Inc.	27,805	2,460,186
Graphic Packaging Holding Co.	81,907	1,824,888
Greif, Inc., Class A, NVS	6,247	417,362
Greif, Inc., Class B	1,975	131,456
International Paper Co.	90,784	3,220,108
Myers Industries, Inc.	9,592	171,985
O-I Glass, Inc.(a)	43,121	721,414
Packaging Corp. of America	22,960	3,525,508
Pactiv Evergreen, Inc.	10,455	84,999
Sealed Air Corp.	37,823	1,242,864
Silgan Holdings, Inc.	21,790	939,367
Sonoco Products Co.	25,757	1,399,893
TriMas Corp.	9,741	241,187
Westrock Co.	66,727	2,388,827

		34,577,854

Distributors — 0.1%
Genuine Parts Co.	36,770	5,308,853
LKQ Corp.	69,832	3,457,382
Pool Corp.(b)	10,122	3,604,444

		12,370,679

Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	18,323	45,258
ADT, Inc.	54,459	326,754
Adtalem Global Education, Inc.(a)	12,597	539,781
Bright Horizons Family Solutions, Inc.(a)(b)	14,809	1,206,341
Carriage Services, Inc.	3,866	109,215
Chegg, Inc.(a)	31,712	282,871
Coursera, Inc.(a)(b)	34,426	643,422
Duolingo, Inc., Class A(a)(b)	7,459	1,237,224
European Wax Center, Inc., Class A(a)	6,745	109,269
Frontdoor, Inc.(a)	22,570	690,416
Graham Holdings Co., Class B	1,020	594,660
Grand Canyon Education, Inc.(a)	7,961	930,482
H&R Block, Inc.	41,025	1,766,536
Laureate Education, Inc., Class A	34,916	492,316
Mister Car Wash, Inc.(a)	19,983	110,106
OneSpaWorld Holdings Ltd.(a)	13,845	155,341
Perdoceo Education Corp.	19,949	341,128
Rover Group, Inc., Class A(a)	32,368	202,624
Service Corp. International	39,651	2,265,658
Strategic Education, Inc.	5,838	439,309
Stride, Inc.(a)	11,031	496,726
Udemy, Inc.(a)	22,081	209,770
Universal Technical Institute, Inc.(a)	13,647	114,362
WW International, Inc.(a)(b)	16,189	179,212

		13,488,781

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	19,990	334,433
American Assets Trust, Inc.	12,265	238,554
Armada Hoffler Properties, Inc.	14,650	150,016
Broadstone Net Lease, Inc.	46,063	658,701
CTO Realty Growth, Inc.	6,627	107,424
Empire State Realty Trust, Inc., Class A(b)	38,250	307,530
Essential Properties Realty Trust, Inc.	40,870	884,018

Security	Shares	Value

Diversified REITs (continued)
Gladstone Commercial Corp.	9,672	$117,611
Global Net Lease, Inc.	54,382	522,611
NexPoint Diversified Real Estate Trust	9,773	85,123
NexPoint Diversified Real Estate Trust(a)(d)	9,806	1,177
One Liberty Properties, Inc.	4,562	86,085
Star Holdings(a)	2,381	29,810
WP Carey, Inc.	55,282	2,989,650

		6,512,743

Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	3,152	98,910
AST SpaceMobile, Inc., Class A(a)(b)	17,789	67,598
AT&T Inc.	1,881,121	28,254,437
ATN International, Inc.	3,037	95,848
Bandwidth, Inc., Class A(a)	8,420	94,893
Cogent Communications Holdings, Inc.	11,414	706,527
Consolidated Communications Holdings, Inc.(a)	20,532	70,219
EchoStar Corp., Class A(a)(b)	9,579	160,448
Frontier Communications Parent, Inc.(a)(b)	62,386	976,341
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—
Globalstar, Inc.(a)(b)	170,151	222,898
IDT Corp., Class B(a)	5,191	114,462
Iridium Communications, Inc.	33,293	1,514,499
Liberty Latin America Ltd., Class A(a)	11,761	95,970
Liberty Latin America Ltd., Class C, NVS(a)(b)	42,336	345,462
Lumen Technologies, Inc.(a)	265,407	376,878
Ooma, Inc.(a)	7,019	91,317
Verizon Communications, Inc.	1,105,550	35,830,875

		69,117,582

Electric Utilities — 1.4%
ALLETE, Inc.	14,834	783,235
Alliant Energy Corp.	66,821	3,237,478
American Electric Power Co., Inc.	135,115	10,163,350
Avangrid, Inc.	19,090	575,945
Constellation Energy Corp.	86,401	9,424,621
Duke Energy Corp.	202,506	17,873,180
Edison International	99,171	6,276,533
Entergy Corp.	55,499	5,133,658
Evergy, Inc.	58,920	2,987,244
Eversource Energy	91,235	5,305,315
Exelon Corp.	259,973	9,824,380
FirstEnergy Corp.	143,143	4,892,628
Genie Energy Ltd., Class B	8,154	120,108
Hawaiian Electric Industries, Inc.	28,885	355,574
IDACORP, Inc.	12,788	1,197,596
MGE Energy, Inc.	9,394	643,583
NextEra Energy, Inc.	531,904	30,472,780
NRG Energy, Inc.	60,492	2,330,152
OGE Energy Corp.	51,178	1,705,763
Otter Tail Corp.	10,447	793,136
PG&E Corp.(a)	526,392	8,490,703
Pinnacle West Capital Corp.	30,308	2,233,093
PNM Resources, Inc.	22,130	987,219
Portland General Electric Co.	26,509	1,073,084
PPL Corp.	192,632	4,538,410
Southern Co. (The)	286,664	18,552,894
Xcel Energy, Inc.	143,895	8,233,672

		158,205,334

Electrical Equipment — 0.8%
Acuity Brands, Inc.	8,459	1,440,652
Allient, Inc.	3,466	107,169
AMETEK, Inc.	60,603	8,954,699

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Array Technologies, Inc.(a)	40,734	$903,887
Atkore, Inc.(a)(b)	9,852	1,469,820
Babcock & Wilcox Enterprises, Inc.(a)	17,081	71,911
Blink Charging Co.(a)(b)	9,813	30,028
Bloom Energy Corp., Class A(a)(b)	51,183	678,687
ChargePoint Holdings, Inc., Class A(a)(b)	86,716	430,979
Eaton Corp. PLC	104,488	22,285,201
Emerson Electric Co.	149,854	14,471,401
Encore Wire Corp.	4,353	794,248
Energy Vault Holdings, Inc.(a)(b)	35,445	90,385
EnerSys	11,361	1,075,546
Enovix Corp.(a)(b)	37,799	474,377
Eos Energy Enterprises, Inc., Class A(a)(b)	31,879	68,540
ESS Tech, Inc.(a)(b)	31,728	59,649
Fluence Energy, Inc., Class A(a)(b)	8,829	202,979
FuelCell Energy, Inc.(a)(b)	99,507	127,369
Generac Holdings, Inc.(a)	16,357	1,782,259
GrafTech International Ltd.	56,446	216,188
Hubbell, Inc.	13,905	4,357,966
LSI Industries, Inc.	8,888	141,141
NEXTracker, Inc., Class A(a)	11,321	454,651
NuScale Power Corp., Class A(a)(b)	10,165	49,808
nVent Electric PLC	43,688	2,315,027
Plug Power, Inc.(a)(b)	134,519	1,022,344
Powell Industries, Inc.	2,809	232,866
Preformed Line Products Co.	870	141,445
Regal Rexnord Corp.	17,162	2,452,107
Rockwell Automation, Inc.	30,180	8,627,557
Sensata Technologies Holding PLC	39,941	1,510,569
SES AI Corp., Class A(a)(b)	44,578	101,192
Shoals Technologies Group, Inc., Class A(a)(b)	42,516	775,917
Stem, Inc.(a)(b)	41,890	177,614
SunPower Corp.(a)(b)	20,160	124,387
Sunrun, Inc.(a)(b)	53,057	666,396
Thermon Group Holdings, Inc.(a)	8,650	237,615
TPI Composites, Inc.(a)(b)	10,473	27,753
Vertiv Holdings Co., Class A	90,162	3,354,026
Vicor Corp.(a)	5,481	322,776

		82,829,131

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	7,819	52,075
Advanced Energy Industries, Inc.	9,465	976,031
Akoustis Technologies, Inc.(a)	33,319	25,086
Amphenol Corp., Class A	152,903	12,842,323
Arlo Technologies, Inc.(a)	21,434	220,770
Arrow Electronics, Inc.(a)	15,300	1,916,172
Avnet, Inc.	24,085	1,160,656
Badger Meter, Inc.	7,980	1,148,083
Bel Fuse, Inc., Class B, NVS	2,719	129,751
Belden, Inc.	11,083	1,070,064
Benchmark Electronics, Inc.	10,522	255,264
CDW Corp.	35,375	7,137,260
Cognex Corp.	44,833	1,902,713
Coherent Corp.(a)	30,431	993,268
Corning, Inc.	199,440	6,076,937
Crane NXT Co.	12,483	693,680
CTS Corp.	8,192	341,934
Daktronics, Inc.(a)	13,531	120,697
ePlus, Inc.(a)	7,516	477,416
Evolv Technologies Holdings, Inc., Class A(a)	33,888	164,696
Fabrinet(a)	9,339	1,556,064
FARO Technologies, Inc.(a)	4,156	63,296

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(a)(b)	7,275	$1,058,512
IPG Photonics Corp.(a)	8,425	855,474
Itron, Inc.(a)	11,664	706,605
Jabil, Inc.	33,944	4,307,154
Keysight Technologies, Inc.(a)	46,866	6,200,840
Kimball Electronics, Inc.(a)	5,966	163,349
Knowles Corp.(a)	25,792	381,980
Lightwave Logic, Inc.(a)(b)	31,301	139,915
Littelfuse, Inc.	6,221	1,538,578
Luna Innovations, Inc.(a)(b)	11,418	66,909
Methode Electronics, Inc.	9,192	210,037
MicroVision, Inc.(a)(b)	41,270	90,381
Mirion Technologies, Inc., Class A(a)(b)	55,666	415,825
Napco Security Technologies, Inc.	7,546	167,899
National Instruments Corp.	34,617	2,063,866
nLight, Inc.(a)	10,781	112,122
Novanta, Inc.(a)	8,940	1,282,354
OSI Systems, Inc.(a)	4,511	532,478
PAR Technology Corp.(a)(b)	7,364	283,809
PC Connection, Inc.	2,960	158,005
Plexus Corp.(a)	7,380	686,192
Rogers Corp.(a)	4,955	651,434
Sanmina Corp.(a)	13,872	752,972
ScanSource, Inc.(a)	6,742	204,350
SmartRent, Inc., Class A(a)	38,044	99,295
TD SYNNEX Corp.	10,892	1,087,675
Teledyne Technologies, Inc.(a)	12,242	5,001,836
Trimble, Inc.(a)	64,261	3,461,097
TTM Technologies, Inc.(a)	23,829	306,918
Vishay Intertechnology, Inc.	31,977	790,471
Vishay Precision Group, Inc.(a)	3,216	107,993
Vontier Corp.	42,277	1,307,205
Vuzix Corp.(a)(b)	19,814	71,925
Zebra Technologies Corp., Class A(a)(b)	13,262	3,136,861

		77,726,552

Energy Equipment & Services — 0.6%
AESI Holdings, Inc., Class A(b)	6,596	146,629
Archrock, Inc.	34,727	437,560
Baker Hughes Co., Class A	265,654	9,382,899
Borr Drilling Ltd.(a)	62,128	441,109
Bristow Group, Inc.(a)	6,111	172,147
Cactus, Inc., Class A	17,210	864,114
ChampionX Corp.	50,896	1,812,915
Core Laboratories, Inc.	12,185	292,562
Diamond Offshore Drilling, Inc.(a)	26,223	384,954
DMC Global, Inc.(a)	6,342	155,189
Dril-Quip, Inc.(a)(b)	9,837	277,108
Expro Group Holdings NV(a)	20,015	464,948
Halliburton Co.	235,968	9,556,704
Helix Energy Solutions Group, Inc.(a)	35,341	394,759
Helmerich & Payne, Inc.	26,724	1,126,684
Kodiak Gas Services, Inc.(a)	6,484	115,934
Liberty Energy, Inc., Class A	47,203	874,200
Nabors Industries Ltd.(a)	2,232	274,848
Newpark Resources, Inc.(a)	26,017	179,777
Noble Corp. PLC	27,983	1,417,339
NOV, Inc.	103,968	2,172,931
Oceaneering International, Inc.(a)	24,499	630,114
Oil States International, Inc.(a)	22,862	191,355
Patterson-UTI Energy, Inc.	89,965	1,245,116
ProFrac Holding Corp., Class A(a)	8,111	88,248
ProPetro Holding Corp.(a)	19,801	210,485

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
RPC, Inc.	20,563	$183,833
Schlumberger NV	373,742	21,789,159
SEACOR Marine Holdings, Inc.(a)	9,837	136,538
Seadrill Ltd.(a)	13,134	588,272
Select Water Solutions, Inc., Class A	22,335	177,563
Solaris Oilfield Infrastructure, Inc., Class A	12,455	132,770
TechnipFMC PLC	115,049	2,340,097
TETRA Technologies, Inc.(a)	41,996	267,934
Tidewater, Inc.(a)	12,922	918,367
U.S. Silica Holdings, Inc.(a)	21,132	296,693
Valaris Ltd.(a)	15,533	1,164,664
Weatherford International PLC(a)	18,129	1,637,593

		62,944,111

Entertainment — 1.3%
Activision Blizzard, Inc.	190,422	17,829,212
AMC Entertainment Holdings, Inc., Class A(a)(b)	15,226	121,656
Atlanta Braves Holdings, Inc., Class A(a)	3,108	121,429
Atlanta Braves Holdings, Inc., Class C, NVS(a)	10,208	364,732
Cinemark Holdings, Inc.(a)(b)	28,937	530,994
Electronic Arts, Inc.	72,229	8,696,371
IMAX Corp.(a)	14,709	284,178
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,502	367,623
Liberty Media Corp. - Liberty Formula One, Class C(a)	50,837	3,167,145
Liberty Media Corp. - Liberty Live, Class A(a)	4,949	157,972
Liberty Media Corp. - Liberty Live, Class C, NVS(a)(b)	12,135	389,533
Lions Gate Entertainment Corp., Class A(a)(b)	14,083	119,424
Lions Gate Entertainment Corp., Class B, NVS(a)	33,340	262,386
Live Nation Entertainment, Inc.(a)	41,525	3,448,236
Madison Square Garden Entertainment Corp.(a)	11,236	369,777
Madison Square Garden Sports Corp., Class A	5,216	919,581
Marcus Corp. (The)	7,194	111,507
Netflix, Inc.(a)	115,219	43,506,694
Playstudios, Inc., Class A(a)(b)	27,343	86,951
Playtika Holding Corp.(a)	6,176	59,475
ROBLOX Corp., Class A(a)	120,637	3,493,647
Roku, Inc., Class A(a)	32,985	2,328,411
Sphere Entertainment Co., Class A(a)(b)	6,800	252,688
Spotify Technology SA(a)	36,548	5,651,783
Take-Two Interactive Software, Inc.(a)	42,987	6,034,945
TKO Group Holdings, Inc., Class A(b)	11,466	963,832
Walt Disney Co. (The)(a)	480,493	38,943,958
Warner Bros Discovery, Inc., Class A(a)	577,757	6,274,441

		144,858,581

Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)(b)	56,992	1,212,220
Alerus Financial Corp.	5,524	100,426
A-Mark Precious Metals, Inc.	5,084	149,114
Apollo Global Management, Inc.	136,865	12,285,002
AvidXchange Holdings, Inc.(a)	37,630	356,732
Banco Latinoamericano de Comercio Exterior SA, Class E	10,782	228,578
Berkshire Hathaway, Inc., Class B(a)	481,153	168,547,896
Block, Inc., Class A(a)	142,330	6,299,526
Cannae Holdings, Inc.(a)	16,549	308,473
Cantaloupe, Inc.(a)	24,315	151,969
Cass Information Systems, Inc.	3,363	125,272
Compass Diversified Holdings	20,036	376,076
Enact Holdings, Inc.	8,396	228,623
Equitable Holdings, Inc.	95,538	2,712,324

Security	Shares	Value

Financial Services (continued)
Essent Group Ltd.	28,917	$1,367,485
Euronet Worldwide, Inc.(a)	12,247	972,167
EVERTEC, Inc.	18,923	703,557
Federal Agricultural Mortgage Corp., Class C, NVS	2,491	384,361
Fidelity National Information Services, Inc.	155,356	8,586,526
Fiserv, Inc.(a)	160,142	18,089,640
FleetCor Technologies, Inc.(a)(b)	18,826	4,807,031
Flywire Corp.(a)	24,969	796,261
Global Payments, Inc.	68,833	7,942,640
I3 Verticals, Inc., Class A(a)	6,063	128,172
International Money Express, Inc.(a)	9,445	159,904
Jack Henry & Associates, Inc.	18,970	2,867,126
Jackson Financial, Inc., Class A	19,798	756,680
Marqeta, Inc., Class A(a)	138,672	829,259
Mastercard, Inc., Class A	220,446	87,276,776
Merchants Bancorp	5,137	142,398
MGIC Investment Corp.	74,980	1,251,416
Mr. Cooper Group, Inc.(a)	16,472	882,240
NewtekOne, Inc.	6,571	96,922
NMI Holdings, Inc., Class A(a)	21,911	593,569
Ocwen Financial Corp.(a)	3,418	88,458
Pagseguro Digital Ltd., Class A(a)	52,012	447,823
Payoneer Global, Inc.(a)	72,535	443,914
PayPal Holdings, Inc.(a)	294,497	17,216,295
Paysafe Ltd.(a)	7,671	91,975
PennyMac Financial Services, Inc., Class A	6,688	445,421
Radian Group, Inc.	40,621	1,019,993
Remitly Global, Inc.(a)	34,154	861,364
Repay Holdings Corp., Class A(a)(b)	20,634	156,612
Rocket Cos., Inc., Class A(a)	30,665	250,840
Shift4 Payments, Inc., Class A(a)(b)	14,890	824,459
StoneCo Ltd., Class A(a)	75,518	805,777
TFS Financial Corp.	15,021	177,548
Toast, Inc., Class A(a)(b)	92,851	1,739,099
UWM Holdings Corp., Class A	32,771	158,939
Visa, Inc., Class A	425,502	97,869,715
Voya Financial, Inc.	26,002	1,727,833
Walker & Dunlop, Inc.	9,197	682,785
Waterstone Financial, Inc.	8,180	89,571
Western Union Co. (The)	77,948	1,027,355
WEX, Inc.(a)	11,549	2,172,252

		460,014,389

Food Products — 1.0%
Archer-Daniels-Midland Co.	140,755	10,615,742
B&G Foods, Inc.	16,707	165,232
Benson Hill, Inc.(a)(b)	59,163	19,613
Beyond Meat, Inc.(a)(b)	14,905	143,386
BRC, Inc., Class A(a)(b)	13,957	50,106
Bunge Ltd.	39,146	4,237,555
Calavo Growers, Inc.	4,084	103,039
Cal-Maine Foods, Inc.	9,300	450,306
Campbell Soup Co.	50,181	2,061,436
Conagra Brands, Inc.	124,882	3,424,264
Darling Ingredients, Inc.(a)	41,915	2,187,963
Dole PLC	18,589	215,261
Flowers Foods, Inc.	48,864	1,083,804
Fresh Del Monte Produce, Inc.	8,850	228,684
Freshpet, Inc.(a)	12,025	792,207
General Mills, Inc.	154,857	9,909,299
Hain Celestial Group, Inc. (The)(a)	23,152	240,086
Hershey Co. (The)	38,475	7,698,078

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hormel Foods Corp.	77,375	$2,942,571
Hostess Brands, Inc., Class A(a)	33,927	1,130,108
Ingredion, Inc.	17,698	1,741,483
J & J Snack Foods Corp.	4,063	664,910
J M Smucker Co. (The)	26,016	3,197,627
John B Sanfilippo & Son, Inc.	1,952	192,858
Kellanova	68,677	4,086,968
Kraft Heinz Co. (The)	210,669	7,086,905
Lamb Weston Holdings, Inc.	38,325	3,543,530
Lancaster Colony Corp.	4,993	823,995
Limoneira Co.	7,345	112,525
McCormick & Co., Inc., NVS	65,351	4,943,150
Mission Produce, Inc.(a)(b)	10,335	100,043
Mondelez International, Inc., Class A	356,826	24,763,724
Pilgrim’s Pride Corp.(a)	13,698	312,725
Post Holdings, Inc.(a)(b)	14,460	1,239,800
Seaboard Corp.	75	281,475
Seneca Foods Corp., Class A(a)	2,080	111,966
Simply Good Foods Co. (The)(a)	22,576	779,324
Sovos Brands, Inc.(a)(b)	13,315	300,253
SunOpta, Inc.(a)(b)	27,677	93,272
TreeHouse Foods, Inc.(a)	13,113	571,465
Tyson Foods, Inc., Class A	71,965	3,633,513
Utz Brands, Inc., Class A(b)	15,426	207,171
Vital Farms, Inc.(a)	8,616	99,773
Westrock Coffee Co.(a)(b)	9,947	88,130

		106,675,325

Gas Utilities — 0.1%
Atmos Energy Corp.	37,459	3,968,032
Brookfield Infrastructure Corp., Class A	24,265	857,525
Chesapeake Utilities Corp.	4,565	446,229
National Fuel Gas Co.	22,208	1,152,817
New Jersey Resources Corp.	26,088	1,059,955
Northwest Natural Holding Co.	8,578	327,336
ONE Gas, Inc.	14,275	974,697
Southwest Gas Holdings, Inc.	17,114	1,033,857
Spire, Inc.	13,363	756,079
UGI Corp.	55,728	1,281,744

		11,858,271

Ground Transportation — 1.1%
ArcBest Corp.	6,097	619,760
Avis Budget Group, Inc.(a)	5,355	962,240
Covenant Logistics Group, Inc., Class A	3,689	161,763
CSX Corp.	528,307	16,245,440
Daseke, Inc.(a)	12,531	64,284
FTAI Infrastructure, Inc.	32,153	103,533
Heartland Express, Inc.	11,766	172,843
Hertz Global Holdings, Inc.(a)	35,238	431,665
JB Hunt Transport Services, Inc.	21,734	4,097,294
Knight-Swift Transportation Holdings, Inc.	41,575	2,084,986
Landstar System, Inc.	9,122	1,614,047
Lyft, Inc., Class A(a)	83,785	883,094
Marten Transport Ltd.	13,940	274,757
Norfolk Southern Corp.	59,963	11,808,514
Old Dominion Freight Line, Inc.(b)	25,777	10,546,402
RXO, Inc.(a)	27,464	541,865
Ryder System, Inc.	11,837	1,265,967
Saia, Inc.(a)(b)	7,005	2,792,543
Schneider National, Inc., Class B	14,634	405,215
TuSimple Holdings, Inc., Class A(a)	34,499	53,818
Uber Technologies, Inc.(a)	509,275	23,421,557
U-Haul Holding Co.(a)	2,281	124,474

Security	Shares	Value

Ground Transportation (continued)
U-Haul Holding Co., NVS(b)	26,429	$1,384,615
Union Pacific Corp.	160,160	32,613,381
Universal Logistics Holdings, Inc.	3,478	87,576
Werner Enterprises, Inc.	16,180	630,211
XPO, Inc.(a)	29,853	2,228,825

		115,620,669

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	454,843	44,051,544
Accuray, Inc.(a)(b)	29,139	79,258
Align Technology, Inc.(a)	20,018	6,111,896
Alphatec Holdings, Inc.(a)(b)	21,095	273,602
AngioDynamics, Inc.(a)	10,105	73,868
Artivion, Inc.(a)	10,426	158,058
AtriCure, Inc.(a)	11,909	521,614
Atrion Corp.	382	157,831
Avanos Medical, Inc.(a)	11,933	241,285
Axogen, Inc.(a)	10,840	54,200
Axonics, Inc.(a)(b)	12,657	710,311
Baxter International, Inc.	131,632	4,967,792
Becton Dickinson & Co.	74,344	19,220,154
Boston Scientific Corp.(a)	377,136	19,912,781
Butterfly Network, Inc., Class A(a)(b)	47,200	55,696
Cerus Corp.(a)	38,367	62,154
CONMED Corp.	7,743	780,881
Cooper Cos., Inc. (The)	12,871	4,093,107
Cutera, Inc.(a)(b)	4,055	24,411
DENTSPLY SIRONA, Inc.	57,694	1,970,827
Dexcom, Inc.(a)	101,561	9,475,641
Edwards Lifesciences Corp.(a)	157,911	10,940,074
Embecta Corp.	15,911	239,461
Enovis Corp.(a)	13,830	729,256
Envista Holdings Corp.(a)	42,670	1,189,640
GE HealthCare Technologies, Inc.	102,647	6,984,102
Glaukos Corp.(a)	11,717	881,704
Globus Medical, Inc., Class A(a)(b)	32,267	1,602,056
Haemonetics Corp.(a)	13,541	1,213,003
Hologic, Inc.(a)	64,660	4,487,404
ICU Medical, Inc.(a)(b)	5,044	600,286
IDEXX Laboratories, Inc.(a)	21,599	9,444,595
Inari Medical, Inc.(a)	14,644	957,718
Inmode Ltd.(a)(b)	20,128	613,099
Inogen, Inc.(a)	4,620	24,116
Inspire Medical Systems, Inc.(a)	7,625	1,513,105
Insulet Corp.(a)	18,103	2,887,247
Integer Holdings Corp.(a)	8,994	705,399
Integra LifeSciences Holdings Corp.(a)	19,086	728,894
Intuitive Surgical, Inc.(a)	91,992	26,888,342
iRadimed Corp.	2,724	120,864
iRhythm Technologies, Inc.(a)(b)	7,873	742,109
Lantheus Holdings, Inc.(a)	17,294	1,201,587
LeMaitre Vascular, Inc.	4,715	256,873
LivaNova PLC(a)	13,640	721,283
Masimo Corp.(a)	11,369	996,834
Medtronic PLC	348,994	27,347,170
Merit Medical Systems, Inc.(a)	15,357	1,059,940
Nano-X Imaging Ltd.(a)(b)	14,378	94,320
Neogen Corp.(a)(b)	56,467	1,046,898
Nevro Corp.(a)(b)	8,986	172,711
Novocure Ltd.(a)	26,586	429,364
Omnicell, Inc.(a)	11,445	515,483
OraSure Technologies, Inc.(a)	20,428	121,138
Orthofix Medical, Inc.(a)	8,982	115,508

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
OrthoPediatrics Corp.(a)	2,830	$90,560
Outset Medical, Inc.(a)(b)	12,450	135,456
Paragon 28, Inc.(a)	14,582	183,004
Penumbra, Inc.(a)	9,535	2,306,612
PROCEPT BioRobotics Corp.(a)(b)	10,932	358,679
Pulmonx Corp.(a)	7,934	81,958
QuidelOrtho Corp.(a)	14,299	1,044,399
ResMed, Inc.	38,098	5,633,551
RxSight, Inc.(a)(b)	8,066	224,961
Shockwave Medical, Inc.(a)	9,337	1,858,997
SI-BONE, Inc.(a)	7,504	159,385
Silk Road Medical, Inc.(a)(b)	9,216	138,148
STAAR Surgical Co.(a)(b)	12,498	502,170
STERIS PLC	25,990	5,702,726
Stryker Corp.	93,226	25,475,869
Surmodics, Inc.(a)	3,803	122,038
Tactile Systems Technology, Inc.(a)	7,152	100,486
Tandem Diabetes Care, Inc.(a)	16,193	336,329
Teleflex, Inc.(b)	12,121	2,380,686
TransMedics Group, Inc.(a)(b)	8,653	473,752
Treace Medical Concepts, Inc.(a)	10,606	139,045
UFP Technologies, Inc.(a)	1,959	316,281
Utah Medical Products, Inc.	1,136	97,696
Varex Imaging Corp.(a)	9,699	182,244
Zimmer Biomet Holdings, Inc.	55,288	6,204,419
Zimvie, Inc.(a)	2,147	20,203
Zynex, Inc.(a)(b)	7,274	58,192

		274,896,340

Health Care Providers & Services — 2.8%
23andMe Holding Co., Class A(a)(b)	61,041	59,680
Acadia Healthcare Co., Inc.(a)	24,304	1,708,814
Accolade, Inc.(a)	14,764	156,203
AdaptHealth Corp.(a)	19,915	181,226
Addus HomeCare Corp.(a)	4,377	372,877
Agiliti, Inc.(a)(b)	7,183	46,618
agilon health, Inc.(a)(b)	74,909	1,330,384
Alignment Healthcare, Inc.(a)	20,499	142,263
Amedisys, Inc.(a)	8,669	809,685
AMN Healthcare Services, Inc.(a)	11,237	957,168
Apollo Medical Holdings, Inc.(a)	12,248	377,851
Brookdale Senior Living, Inc.(a)(b)	48,907	202,475
Cano Health, Inc., Class A(a)(b)	46,686	11,840
Cardinal Health, Inc.	67,224	5,836,388
CareMax, Inc., Class A(a)	22,195	47,053
Castle Biosciences, Inc.(a)	5,310	89,686
Cencora, Inc.	42,387	7,628,388
Centene Corp.(a)	142,616	9,823,390
Chemed Corp.	3,892	2,022,672
Cigna Group (The)	76,626	21,920,400
Community Health Systems, Inc.(a)	40,557	117,615
CorVel Corp.(a)(b)	2,067	406,476
Cross Country Healthcare, Inc.(a)	11,868	294,208
CVS Health Corp.	337,500	23,564,250
DaVita, Inc.(a)(b)	14,302	1,351,968
DocGo, Inc.(a)(b)	24,314	129,594
Elevance Health, Inc.	62,445	27,189,802
Encompass Health Corp.	25,273	1,697,335
Enhabit, Inc.(a)(b)	14,221	159,986
Ensign Group, Inc. (The)	14,775	1,373,041
Fulgent Genetics, Inc.(a)	5,189	138,754
Guardant Health, Inc.(a)	28,812	853,988
HCA Healthcare, Inc.	53,639	13,194,121

Security	Shares	Value

Health Care Providers & Services (continued)
HealthEquity, Inc.(a)	21,265	$1,553,408
Henry Schein, Inc.(a)	33,653	2,498,735
Hims & Hers Health, Inc., Class A(a)	31,460	197,883
Humana, Inc.	32,790	15,952,991
Invitae Corp.(a)(b)	52,468	31,754
Laboratory Corp. of America Holdings	23,276	4,679,640
LifeStance Health Group, Inc.(a)(b)	23,147	159,020
McKesson Corp.	35,750	15,545,887
ModivCare, Inc.(a)	3,062	96,484
Molina Healthcare, Inc.(a)	15,053	4,935,728
National HealthCare Corp.	3,463	221,563
National Research Corp., Class A	3,723	165,189
NeoGenomics, Inc.(a)	33,988	418,052
OPKO Health, Inc.(a)(b)	99,565	159,304
Option Care Health, Inc.(a)	43,646	1,411,948
Owens & Minor, Inc.(a)	19,281	311,581
Patterson Cos., Inc.	21,319	631,895
Pediatrix Medical Group, Inc.(a)	20,453	259,958
Pennant Group, Inc. (The)(a)	8,502	94,627
PetIQ, Inc., Class A(a)	9,260	182,422
Premier, Inc., Class A	32,394	696,471
Privia Health Group, Inc.(a)(b)	17,577	404,271
Progyny, Inc.(a)	20,799	707,582
Quest Diagnostics, Inc.	29,169	3,554,534
R1 RCM, Inc.(a)	38,119	574,453
RadNet, Inc.(a)	13,922	392,461
Select Medical Holdings Corp.	26,278	664,045
Surgery Partners, Inc.(a)(b)	17,544	513,162
Tenet Healthcare Corp.(a)	27,212	1,792,999
U.S. Physical Therapy, Inc.	3,490	320,138
UnitedHealth Group, Inc.	244,241	123,143,870
Universal Health Services, Inc., Class B	15,710	1,975,218
Viemed Healthcare, Inc.(a)	11,524	77,556

		308,521,028

Health Care REITs — 0.2%
CareTrust REIT, Inc.	25,983	532,651
Community Healthcare Trust, Inc.	5,714	169,706
Diversified Healthcare Trust	81,516	158,141
Global Medical REIT, Inc.	11,508	103,227
Healthcare Realty Trust, Inc.	98,243	1,500,171
Healthpeak Properties, Inc.	144,691	2,656,527
LTC Properties, Inc.	9,754	313,396
Medical Properties Trust, Inc.	155,812	849,175
National Health Investors, Inc.	11,242	577,389
Omega Healthcare Investors, Inc.	60,421	2,003,560
Physicians Realty Trust	61,395	748,405
Sabra Health Care REIT, Inc.	62,422	870,163
Universal Health Realty Income Trust	3,201	129,416
Ventas, Inc.	104,717	4,411,727
Welltower, Inc.	130,356	10,678,764

		25,702,418

Health Care Technology — 0.1%
American Well Corp., Class A(a)	51,659	60,441
Certara, Inc.(a)	28,232	410,493
Computer Programs & Systems, Inc.(a)	3,961	63,138
Definitive Healthcare Corp., Class A(a)(b)	10,313	82,401
Doximity, Inc., Class A(a)(b)	29,256	620,812
Evolent Health, Inc., Class A(a)(b)	28,619	779,296
Health Catalyst, Inc.(a)	11,949	120,924
HealthStream, Inc.	6,811	146,982
Multiplan Corp., Class A(a)	98,446	165,389
NextGen Healthcare, Inc.(a)	13,121	311,361

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)	5,160	$40,145
Phreesia, Inc.(a)(b)	12,638	236,078
Schrodinger, Inc.(a)	15,486	437,789
Sharecare, Inc., Class A(a)	92,343	86,839
Simulations Plus, Inc.	4,111	171,429
Teladoc Health, Inc.(a)(b)	43,997	817,904
Veeva Systems, Inc., Class A(a)	37,974	7,725,810
Veradigm, Inc.(a)	30,299	398,129

		12,675,360

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	53,496	820,629
Braemar Hotels & Resorts, Inc.	22,462	62,220
Chatham Lodging Trust	12,738	121,903
DiamondRock Hospitality Co.	56,132	450,740
Hersha Hospitality Trust, Class A	13,250	130,645
Host Hotels & Resorts, Inc.	184,994	2,972,853
Park Hotels & Resorts, Inc.	58,715	723,369
Pebblebrook Hotel Trust(b)	33,874	460,348
RLJ Lodging Trust	45,405	444,515
Ryman Hospitality Properties, Inc.	15,302	1,274,350
Service Properties Trust	42,788	329,040
Summit Hotel Properties, Inc.	29,002	168,211
Sunstone Hotel Investors, Inc.	54,345	508,126
Xenia Hotels & Resorts, Inc.	29,609	348,794

		8,815,743

Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)	12,859	140,806
Airbnb, Inc., Class A(a)(b)	106,270	14,581,307
Aramark	61,040	2,118,088
Bally’s Corp.(a)	8,364	109,652
BJ’s Restaurants, Inc.(a)	5,944	139,446
Bloomin’ Brands, Inc.	22,877	562,545
Bluegreen Vacations Holding Corp., Class A	3,840	140,851
Booking Holdings, Inc.(a)	9,735	30,022,253
Bowlero Corp., Class A(a)(b)	11,932	114,786
Boyd Gaming Corp.	19,255	1,171,282
Brinker International, Inc.(a)	11,909	376,205
Caesars Entertainment, Inc.(a)	53,083	2,460,397
Carnival Corp.(a)(b)	260,111	3,568,723
Cava Group, Inc.(a)(b)	4,253	130,269
Cheesecake Factory, Inc. (The)	11,490	348,147
Chipotle Mexican Grill, Inc.(a)	7,226	13,236,804
Choice Hotels International, Inc.	8,482	1,039,130
Churchill Downs, Inc.	19,066	2,212,419
Chuy’s Holdings, Inc.(a)(b)	5,668	201,667
Cracker Barrel Old Country Store, Inc.	5,732	385,190
Darden Restaurants, Inc.	31,648	4,532,627
Dave & Buster’s Entertainment, Inc.(a)	9,410	348,829
Denny’s Corp.(a)	17,329	146,777
Dine Brands Global, Inc.	4,499	222,476
Domino’s Pizza, Inc.	9,310	3,526,535
DoorDash, Inc., Class A(a)	79,105	6,286,474
DraftKings, Inc., Class A(a)	109,590	3,226,330
El Pollo Loco Holdings, Inc.	11,236	100,562
Everi Holdings, Inc.(a)	23,829	315,019
Expedia Group, Inc.(a)	37,247	3,839,048
First Watch Restaurant Group, Inc.(a)(b)	6,306	109,031
Golden Entertainment, Inc.	5,165	176,540
Hilton Grand Vacations, Inc.(a)	23,030	937,321
Hilton Worldwide Holdings, Inc.	67,418	10,124,835
Hyatt Hotels Corp., Class A	12,476	1,323,454
Inspired Entertainment, Inc.(a)	6,545	78,278

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	28,467	$863,119
Jack in the Box, Inc.	5,375	371,198
Krispy Kreme, Inc.	22,037	274,801
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,494	98,783
Las Vegas Sands Corp.	87,710	4,020,626
Life Time Group Holdings, Inc.(a)(b)	10,061	153,028
Light & Wonder, Inc., Class A(a)(b)	23,360	1,666,269
Lindblad Expeditions Holdings, Inc.(a)(b)	12,340	88,848
Marriott International, Inc., Class A	65,340	12,843,230
Marriott Vacations Worldwide Corp.	9,647	970,778
McDonald’s Corp.	191,626	50,481,954
MGM Resorts International	75,594	2,778,835
Monarch Casino & Resort, Inc.	3,597	223,374
Mondee Holdings, Inc., Class A(a)(b)	12,296	43,897
Norwegian Cruise Line Holdings Ltd.(a)	114,028	1,879,181
Papa John’s International, Inc.	8,629	588,670
Penn Entertainment, Inc.(a)	42,752	981,158
Planet Fitness, Inc., Class A(a)	22,307	1,097,058
Portillo’s, Inc., Class A(a)(b)	10,364	159,502
RCI Hospitality Holdings, Inc.	2,910	176,521
Red Rock Resorts, Inc., Class A	12,718	521,438
Royal Caribbean Cruises Ltd.(a)	61,365	5,654,171
Rush Street Interactive, Inc., Class A(a)	22,780	105,244
Sabre Corp.(a)	84,616	379,926
SeaWorld Entertainment, Inc.(a)	9,970	461,113
Shake Shack, Inc., Class A(a)	9,363	543,709
Six Flags Entertainment Corp.(a)	21,175	497,824
Starbucks Corp.	297,168	27,122,523
Super Group SGHC Ltd.(a)(b)	35,450	130,811
Sweetgreen, Inc., Class A(a)(b)	24,787	291,247
Target Hospitality Corp.(a)	9,488	150,669
Texas Roadhouse, Inc.	16,977	1,631,490
Travel + Leisure Co.	18,710	687,218
Vail Resorts, Inc.	10,036	2,226,888
Wendy’s Co. (The)	47,408	967,597
Wingstop, Inc.	7,589	1,364,806
Wyndham Hotels & Resorts, Inc.	22,763	1,582,939
Wynn Resorts Ltd.	27,692	2,559,018
Xponential Fitness, Inc., Class A(a)	4,799	74,385
Yum! Brands, Inc.	73,525	9,186,214

		244,254,163

Household Durables — 0.5%
Beazer Homes U.S.A., Inc.(a)	9,721	242,150
Cavco Industries, Inc.(a)	2,349	624,035
Century Communities, Inc.	7,081	472,869
Cricut, Inc., Class A	12,426	115,438
DR Horton, Inc.	81,599	8,769,445
Dream Finders Homes, Inc., Class A(a)(b)	7,744	172,149
Ethan Allen Interiors, Inc.	5,955	178,054
Garmin Ltd.	39,898	4,197,270
GoPro, Inc., Class A(a)	31,333	98,386
Green Brick Partners, Inc.(a)(b)	8,178	339,469
Helen of Troy Ltd.(a)(b)	6,324	737,125
Hovnanian Enterprises, Inc., Class A(a)	1,510	153,507
Installed Building Products, Inc.	5,946	742,596
iRobot Corp.(a)	7,184	272,274
KB Home	19,904	921,157
La-Z-Boy, Inc.	12,628	389,953
Leggett & Platt, Inc.	35,878	911,660
Lennar Corp., Class A	64,814	7,274,075
Lennar Corp., Class B(b)	3,825	391,030
LGI Homes, Inc.(a)(b)	5,881	585,101

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Lovesac Co. (The)(a)(b)	3,794	$75,576
M/I Homes, Inc.(a)	7,207	605,676
MDC Holdings, Inc.	14,718	606,823
Meritage Homes Corp.	9,681	1,184,858
Mohawk Industries, Inc.(a)	13,710	1,176,455
Newell Brands, Inc.	97,303	878,646
NVR, Inc.(a)	777	4,633,484
PulteGroup, Inc.	57,467	4,255,431
Skyline Champion Corp.(a)	13,258	844,800
Sonos, Inc.(a)(b)	31,909	411,945
Taylor Morrison Home Corp., Class A(a)	28,889	1,230,960
Tempur Sealy International, Inc.	43,504	1,885,463
Toll Brothers, Inc.	29,151	2,156,008
TopBuild Corp.(a)	8,186	2,059,598
Tri Pointe Homes, Inc.(a)	25,485	697,015
Vizio Holding Corp., Class A(a)	19,147	103,585
Whirlpool Corp.	14,106	1,885,972

		52,280,038

Household Products — 1.2%
Central Garden & Pet Co.(a)	2,556	112,822
Central Garden & Pet Co., Class A, NVS(a)	11,457	459,311
Church & Dwight Co., Inc.	63,731	5,839,672
Clorox Co. (The)	32,645	4,278,454
Colgate-Palmolive Co.	215,343	15,313,041
Energizer Holdings, Inc.	19,088	611,579
Kimberly-Clark Corp.	88,749	10,725,317
Oil-Dri Corp. of America	1,926	118,930
Procter & Gamble Co. (The)	618,591	90,227,683
Reynolds Consumer Products, Inc.	14,149	362,639
Spectrum Brands Holdings, Inc.	10,111	792,197
WD-40 Co.	3,543	720,079

		129,561,724

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	177,167	2,692,938
Altus Power, Inc., Class A(a)(b)	13,864	72,786
Brookfield Renewable Corp., Class A	34,126	816,976
Clearway Energy, Inc., Class A	8,216	163,663
Clearway Energy, Inc., Class C	22,866	483,845
Montauk Renewables, Inc.(a)(b)	18,689	170,257
Ormat Technologies, Inc.	13,704	958,184
Sunnova Energy International, Inc.(a)(b)	27,149	284,250
Vistra Corp.	98,396	3,264,779

		8,907,678

Industrial Conglomerates — 0.7%
3M Co.	144,172	13,497,383
Brookfield Business Corp., Class A(b)	5,381	97,288
General Electric Co.	285,451	31,556,608
Honeywell International, Inc.	174,935	32,317,492

		77,468,771

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	70,035	2,129,765
EastGroup Properties, Inc.	11,493	1,913,929
First Industrial Realty Trust, Inc.	34,032	1,619,583
Innovative Industrial Properties, Inc.	7,689	581,750
LXP Industrial Trust	72,838	648,258
Plymouth Industrial REIT, Inc.	11,653	244,130
Prologis, Inc.	242,124	27,168,734
Rexford Industrial Realty, Inc.	54,235	2,676,497

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	46,219	$1,595,018
Terreno Realty Corp.	20,681	1,174,681

		39,752,345

Insurance — 2.3%
Aflac, Inc.	157,841	12,114,297
Allstate Corp. (The)	69,078	7,695,980
Ambac Financial Group, Inc.(a)	12,872	155,236
American Equity Investment Life Holding Co.(a)	20,230	1,085,137
American Financial Group, Inc.	19,243	2,148,866
American International Group, Inc.	190,089	11,519,393
AMERISAFE, Inc.	4,851	242,890
Aon PLC, Class A	53,056	17,201,816
Arch Capital Group Ltd.(a)	93,981	7,491,226
Argo Group International Holdings Ltd.	8,165	243,644
Arthur J. Gallagher & Co.	55,529	12,656,725
Assurant, Inc.	13,834	1,986,286
Assured Guaranty Ltd.	16,184	979,456
Axis Capital Holdings Ltd.	20,936	1,180,162
Brighthouse Financial, Inc.(a)	17,215	842,502
Brown & Brown, Inc.	63,088	4,406,066
BRP Group, Inc., Class A(a)(b)	16,099	373,980
Chubb Ltd.	108,193	22,523,619
Cincinnati Financial Corp.	40,391	4,131,595
CNA Financial Corp.	7,956	313,069
CNO Financial Group, Inc.	31,836	755,468
Donegal Group, Inc., Class A	6,890	98,217
Employers Holdings, Inc.	6,811	272,099
Enstar Group Ltd.(a)	3,115	753,830
Everest Group Ltd.	11,186	4,157,501
F&G Annuities & Life, Inc.	4,648	130,423
Fidelity National Financial, Inc., Class A	69,682	2,877,867
First American Financial Corp.	27,229	1,538,166
Genworth Financial, Inc., Class A(a)	124,120	727,343
Globe Life, Inc.	23,307	2,534,170
Goosehead Insurance, Inc., Class A(a)(b)	6,263	466,781
Hanover Insurance Group, Inc. (The)	9,318	1,034,112
Hartford Financial Services Group, Inc. (The)	79,849	5,662,093
HCI Group, Inc.	997	54,127
Hippo Holdings, Inc.(a)(b)	6,332	50,466
Horace Mann Educators Corp.	10,907	320,448
James River Group Holdings Ltd.	8,472	130,045
Kemper Corp.	16,183	680,171
Kinsale Capital Group, Inc.(b)	5,723	2,370,066
Lemonade, Inc.(a)(b)	10,400	120,848
Lincoln National Corp.	45,044	1,112,136
Loews Corp.	48,721	3,084,527
Markel Group, Inc.(a)(b)	3,455	5,087,453
Marsh & McLennan Cos., Inc.	129,880	24,716,164
MBIA, Inc.(a)	14,839	106,989
Mercury General Corp.	6,949	194,780
MetLife, Inc.	169,714	10,676,708
National Western Life Group, Inc., Class A	553	241,932
Old Republic International Corp.	70,181	1,890,676
Oscar Health, Inc., Class A(a)	38,330	213,498
Palomar Holdings, Inc.(a)	5,752	291,914
Primerica, Inc.	9,871	1,915,073
Principal Financial Group, Inc.	63,977	4,610,822
ProAssurance Corp.	12,861	242,944
Progressive Corp. (The)	153,528	21,386,450
Prudential Financial, Inc.	96,487	9,155,651
Reinsurance Group of America, Inc.	17,332	2,516,433
RenaissanceRe Holdings Ltd.	12,973	2,567,616

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
RLI Corp.	10,468	$1,422,497
Ryan Specialty Holdings, Inc., Class A(a)(b)	24,034	1,163,246
Safety Insurance Group, Inc.	3,821	260,554
Selective Insurance Group, Inc.	15,272	1,575,612
Selectquote, Inc.(a)	44,173	51,682
SiriusPoint Ltd.(a)	23,851	242,565
Skyward Specialty Insurance Group, Inc.(a)	4,736	129,577
Stewart Information Services Corp.	6,984	305,899
Tiptree, Inc.	6,742	112,996
Travelers Cos., Inc. (The)	60,506	9,881,235
Trupanion, Inc.(a)(b)	9,511	268,210
United Fire Group, Inc.	5,904	116,604
Universal Insurance Holdings, Inc.	9,109	127,708
Unum Group	51,998	2,557,782
W R Berkley Corp.	53,350	3,387,191
White Mountains Insurance Group Ltd.(b)	639	955,746
Willis Towers Watson PLC	27,485	5,743,266

		252,340,322

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(a)	1,561,437	204,329,646
Alphabet, Inc., Class C, NVS(a)	1,336,363	176,199,461
Bumble, Inc., Class A(a)	22,954	342,474
Cargurus, Inc., Class A(a)	25,466	446,164
Cars.com, Inc.(a)	18,547	312,702
Eventbrite, Inc., Class A(a)(b)	18,434	181,759
EverQuote, Inc., Class A(a)	7,670	55,454
fuboTV, Inc.(a)(b)	87,513	233,660
IAC, Inc.(a)	20,170	1,016,366
Match Group, Inc.(a)	73,554	2,881,478
MediaAlpha, Inc., Class A(a)	7,470	61,702
Meta Platforms, Inc., Class A(a)	581,188	174,478,449
Nextdoor Holdings, Inc., Class A(a)	38,718	70,467
Outbrain, Inc.(a)	3,811	18,560
Pinterest, Inc., Class A(a)(b)	157,928	4,268,794
QuinStreet, Inc.(a)	12,244	109,829
Shutterstock, Inc.	5,959	226,740
TripAdvisor, Inc.(a)(b)	27,336	453,231
Vimeo, Inc.(a)	39,293	139,097
Yelp, Inc.(a)	18,547	771,370
Ziff Davis, Inc.(a)	12,917	822,684
ZipRecruiter, Inc., Class A(a)	21,215	254,368
ZoomInfo Technologies, Inc., Class A(a)	81,759	1,340,848

		569,015,303

IT Services — 1.4%
Accenture PLC, Class A	166,022	50,987,016
Akamai Technologies, Inc.(a)	40,231	4,286,211
Amdocs Ltd.	31,763	2,683,656
BigCommerce Holdings, Inc., Series 1(a)	19,671	194,153
Cloudflare, Inc., Class A(a)(b)	75,067	4,732,224
Cognizant Technology Solutions Corp., Class A	133,216	9,024,052
DigitalOcean Holdings, Inc.(a)	17,461	419,588
DXC Technology Co.(a)	54,900	1,143,567
EPAM Systems, Inc.(a)	14,789	3,781,399
Fastly, Inc., Class A(a)(b)	32,589	624,731
Gartner, Inc.(a)	20,177	6,933,019
Globant SA(a)	10,763	2,129,459
GoDaddy, Inc., Class A(a)	40,904	3,046,530
Grid Dynamics Holdings, Inc., Class A(a)	11,222	136,684
Hackett Group, Inc. (The)	7,798	183,955
International Business Machines Corp.	238,742	33,495,503
Kyndryl Holdings, Inc.(a)	58,345	881,009
MongoDB, Inc., Class A(a)	17,344	5,998,596

Security	Shares	Value

IT Services (continued)
Okta, Inc., Class A(a)	39,656	$3,232,361
Perficient, Inc.(a)	8,395	485,735
Snowflake, Inc., Class A(a)	81,769	12,491,850
Squarespace, Inc., Class A(a)	9,786	283,500
Thoughtworks Holding, Inc.(a)(b)	28,541	116,447
Tucows, Inc., Class A(a)(b)	2,700	55,107
Twilio, Inc., Class A(a)	43,709	2,558,288
Unisys Corp.(a)(b)	17,860	61,617
VeriSign, Inc.(a)	23,731	4,806,239

		154,772,496

Leisure Products — 0.1%
Acushnet Holdings Corp.	9,340	495,393
AMMO, Inc.(a)(b)	36,292	73,310
Brunswick Corp.	18,669	1,474,851
Funko, Inc., Class A(a)	7,024	53,734
Hasbro, Inc.	33,998	2,248,628
Johnson Outdoors, Inc., Class A	1,468	80,285
Malibu Boats, Inc., Class A(a)	5,036	246,865
MasterCraft Boat Holdings, Inc.(a)	5,172	114,922
Mattel, Inc.(a)(b)	95,164	2,096,463
Peloton Interactive, Inc., Class A(a)(b)	77,852	393,152
Polaris, Inc.	14,416	1,501,282
Smith & Wesson Brands, Inc.	14,841	191,597
Sturm Ruger & Co., Inc.	4,084	212,858
Topgolf Callaway Brands Corp.(a)	37,663	521,256
Vista Outdoor, Inc.(a)(b)	15,660	518,659
YETI Holdings, Inc.(a)(b)	22,386	1,079,453

		11,302,708

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)	23,439	966,859
Adaptive Biotechnologies Corp.(a)	29,104	158,617
Agilent Technologies, Inc.	77,834	8,703,398
Avantor, Inc.(a)(b)	176,876	3,728,546
Azenta, Inc.(a)	16,523	829,289
BioLife Solutions, Inc.(a)	9,431	130,242
Bio-Rad Laboratories, Inc., Class A(a)	5,700	2,043,165
Bio-Techne Corp.	41,430	2,820,140
Bruker Corp.	28,680	1,786,764
Charles River Laboratories International, Inc.(a)(b)	13,053	2,558,127
Codexis, Inc.(a)	16,458	31,106
CryoPort, Inc.(a)	9,985	136,894
Cytek Biosciences, Inc.(a)	27,550	152,076
Danaher Corp.	172,934	42,904,925
Fortrea Holdings, Inc.(a)	23,302	666,204
ICON PLC(a)	21,366	5,261,378
Illumina, Inc.(a)	41,838	5,743,521
IQVIA Holdings, Inc.(a)(b)	48,248	9,492,794
Maravai LifeSciences Holdings, Inc., Class A(a)	29,501	295,010
MaxCyte, Inc.(a)	24,792	77,351
Medpace Holdings, Inc.(a)	6,023	1,458,349
Mesa Laboratories, Inc.	1,361	143,000
Mettler-Toledo International, Inc.(a)	5,711	6,328,188
NanoString Technologies, Inc.(a)(b)	11,739	20,191
OmniAb, Inc.(a)(b)	18,893	98,055
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	66,975	559,241
QIAGEN NV(a)	60,353	2,444,297
Quanterix Corp.(a)	12,132	329,263
Quantum-Si, Inc., Class A(a)(b)	34,590	57,419
Repligen Corp.(a)(b)	14,473	2,301,352
Revvity, Inc.	32,819	3,633,063

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Seer, Inc., Class A(a)	18,611	$41,130
SomaLogic, Inc., Class A(a)	59,015	141,046
Sotera Health Co.(a)(b)	25,859	387,368
Thermo Fisher Scientific, Inc.	101,366	51,308,428
Waters Corp.(a)(b)	15,297	4,194,590
West Pharmaceutical Services, Inc.	19,392	7,276,072

		169,207,458

Machinery — 2.0%
3D Systems Corp.(a)	30,695	150,712
AGCO Corp.	16,162	1,911,641
Alamo Group, Inc.	2,361	408,122
Albany International Corp., Class A	7,882	680,059
Allison Transmission Holdings, Inc.	24,243	1,431,792
Astec Industries, Inc.	5,903	278,090
Barnes Group, Inc.	12,244	415,929
Blue Bird Corp.(a)(b)	5,343	114,073
Caterpillar, Inc.	135,692	37,043,916
Chart Industries, Inc.(a)(b)	11,129	1,882,136
CIRCOR International, Inc.(a)	4,610	257,008
CNH Industrial NV	256,211	3,100,153
Columbus McKinnon Corp.	6,539	228,276
Commercial Vehicle Group, Inc.(a)	10,992	85,298
Crane Co.(b)	12,483	1,108,990
Cummins, Inc.	37,353	8,533,666
Deere & Co.	70,873	26,746,053
Desktop Metal, Inc., Class A(a)(b)	61,860	90,316
Donaldson Co., Inc.	32,268	1,924,464
Douglas Dynamics, Inc.	5,406	163,153
Dover Corp.	36,819	5,136,619
Energy Recovery, Inc.(a)	14,703	311,851
Enerpac Tool Group Corp., Class A	15,673	414,237
EnPro Industries, Inc.	5,075	615,039
Esab Corp.	14,933	1,048,595
ESCO Technologies, Inc.	6,547	683,769
Federal Signal Corp.	15,093	901,505
Flowserve Corp.	35,124	1,396,881
Fortive Corp.	92,963	6,894,136
Franklin Electric Co., Inc.	11,641	1,038,726
Gates Industrial Corp. PLC(a)	31,685	367,863
Gorman-Rupp Co. (The)	4,693	154,400
Graco, Inc.	43,748	3,188,354
Greenbrier Cos., Inc. (The)	8,275	331,000
Helios Technologies, Inc.	8,047	446,448
Hillenbrand, Inc.	18,734	792,636
Hillman Solutions Corp.(a)	45,869	378,419
Hyliion Holdings Corp., Class A(a)(b)	54,029	63,754
Hyster-Yale Materials Handling, Inc., Class A	2,654	118,315
IDEX Corp.	19,881	4,135,646
Illinois Tool Works, Inc.	79,557	18,322,773
Ingersoll Rand, Inc.	105,848	6,744,635
ITT, Inc.	21,767	2,131,207
John Bean Technologies Corp.	8,529	896,739
Kadant, Inc.(b)	2,796	630,638
Kennametal, Inc.	21,892	544,673
Lincoln Electric Holdings, Inc.	14,752	2,681,766
Lindsay Corp.	3,072	361,513
Luxfer Holdings PLC	7,184	93,751
Manitowoc Co., Inc. (The)(a)	9,094	136,865
Microvast Holdings, Inc.(a)(b)	53,693	101,480
Middleby Corp. (The)(a)	14,227	1,821,056
Miller Industries, Inc.	3,015	118,218
Mueller Industries, Inc.	15,277	1,148,219

Security	Shares	Value

Machinery (continued)
Mueller Water Products, Inc., Class A	44,989	$570,461
Nikola Corp.(a)(b)	158,098	248,214
Nordson Corp.	15,271	3,408,029
Omega Flex, Inc.	1,077	84,792
Oshkosh Corp.	17,672	1,686,439
Otis Worldwide Corp.	108,407	8,706,166
PACCAR, Inc.	134,933	11,472,004
Parker-Hannifin Corp.	33,641	13,103,842
Pentair PLC	43,632	2,825,172
Proto Labs, Inc.(a)	7,046	186,014
RBC Bearings, Inc.(a)(b)	7,207	1,687,375
REV Group, Inc.	9,286	148,576
Shyft Group, Inc. (The)	8,797	131,691
Snap-on, Inc.	13,691	3,492,026
SPX Technologies, Inc.(a)	12,142	988,359
Standex International Corp.	3,067	446,831
Stanley Black & Decker, Inc.	40,279	3,366,519
Tennant Co.	4,571	338,940
Terex Corp.	17,747	1,022,582
Timken Co. (The)	16,485	1,211,483
Titan International, Inc.(a)	11,043	148,307
Toro Co. (The)	27,615	2,294,806
Trinity Industries, Inc.	19,918	485,003
Wabash National Corp.	12,406	262,015
Watts Water Technologies, Inc., Class A	6,930	1,197,643
Westinghouse Air Brake Technologies Corp.	46,684	4,961,109
Xylem, Inc.	62,488	5,688,283

		220,868,254

Marine Transportation — 0.0%
Costamare, Inc.	17,793	171,169
Eagle Bulk Shipping, Inc.	2,976	125,081
Genco Shipping & Trading Ltd.	8,942	125,099
Golden Ocean Group Ltd.	29,809	234,895
Kirby Corp.(a)	15,476	1,281,413
Matson, Inc.	9,263	821,813
Safe Bulkers, Inc.	36,110	116,996

		2,876,466

Media — 0.9%
AMC Networks, Inc., Class A(a)	7,545	88,880
Boston Omaha Corp., Class A(a)	4,891	80,164
Cable One, Inc.	1,427	878,518
Cardlytics, Inc.(a)(b)	12,122	200,013
Charter Communications, Inc., Class A(a)(b)	26,889	11,826,320
Clear Channel Outdoor Holdings, Inc.(a)(b)	97,494	154,041
Comcast Corp., Class A	1,075,105	47,670,156
Daily Journal Corp.(a)	396	116,424
DISH Network Corp., Class A(a)(b)	65,736	385,213
Entravision Communications Corp., Class A	23,150	84,498
EW Scripps Co. (The), Class A, NVS(a)	13,530	74,144
Fox Corp., Class A, NVS	69,857	2,179,538
Fox Corp., Class B	36,587	1,056,633
Gannett Co., Inc.(a)(b)	59,801	146,512
Gray Television, Inc.	21,245	147,015
iHeartMedia, Inc., Class A(a)	27,991	88,452
Integral Ad Science Holding Corp.(a)	9,976	118,615
Interpublic Group of Cos., Inc. (The)	99,280	2,845,365
John Wiley & Sons, Inc., Class A	12,170	452,359
Liberty Broadband Corp., Class A(a)	4,062	369,276
Liberty Broadband Corp., Class C, NVS(a)	30,957	2,826,993
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	39,833	1,014,148
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	18,691	475,686
Magnite, Inc.(a)(b)	33,580	253,193

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
New York Times Co. (The), Class A	43,132	$1,777,038
News Corp., Class A, NVS	96,981	1,945,439
News Corp., Class B	31,116	649,391
Nexstar Media Group, Inc., Class A	8,967	1,285,599
Omnicom Group, Inc.	52,346	3,898,730
Paramount Global, Class A(b)	4,129	65,197
Paramount Global, Class B, NVS	150,956	1,947,332
PubMatic, Inc., Class A(a)(b)	11,228	135,859
Scholastic Corp., NVS	6,853	261,373
Sinclair, Inc., Class A	11,761	131,958
Sirius XM Holdings, Inc.(b)	165,427	747,730
Stagwell, Inc., Class A(a)	33,523	157,223
TechTarget, Inc.(a)	7,289	221,294
TEGNA, Inc.	55,187	804,075
Thryv Holdings, Inc.(a)	6,579	123,488
Trade Desk, Inc. (The), Class A(a)	116,277	9,087,048
WideOpenWest, Inc.(a)(b)	14,665	112,187

		96,883,117

Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	10,695	24,171
Alcoa Corp.	48,053	1,396,420
Alpha Metallurgical Resources, Inc.	3,370	875,290
Arch Resources, Inc., Class A	4,933	841,866
ATI, Inc.(a)(b)	32,459	1,335,688
Caledonia Mining Corp. PLC	9,926	97,870
Carpenter Technology Corp.	13,216	888,247
Century Aluminum Co.(a)(b)	15,107	108,619
Cleveland-Cliffs, Inc.(a)	134,979	2,109,722
Coeur Mining, Inc.(a)	63,987	142,051
Commercial Metals Co.	31,333	1,548,164
Compass Minerals International, Inc.	8,898	248,699
Constellium SE(a)	30,122	548,220
Freeport-McMoRan, Inc.	376,221	14,029,281
Haynes International, Inc.	3,707	172,450
Hecla Mining Co.	165,406	646,737
i-80 Gold Corp.(a)(b)	50,631	77,465
Ivanhoe Electric, Inc.(a)(b)	12,136	144,418
Kaiser Aluminum Corp.	4,295	323,242
Materion Corp.	4,950	504,455
MP Materials Corp., Class A(a)(b)	28,625	546,738
Newmont Corp.	209,871	7,754,733
Novagold Resources, Inc.(a)	64,730	248,563
Nucor Corp.	66,000	10,319,100
Olympic Steel, Inc.	2,498	140,413
Piedmont Lithium, Inc.(a)(b)	4,823	191,473
Reliance Steel & Aluminum Co.	15,239	3,996,123
Royal Gold, Inc.	17,698	1,881,828
Ryerson Holding Corp.	4,950	143,996
Schnitzer Steel Industries, Inc., Class A	6,168	171,779
Southern Copper Corp.	21,889	1,648,023
SSR Mining, Inc.	52,502	697,752
Steel Dynamics, Inc.	42,114	4,515,463
SunCoke Energy, Inc.	26,008	263,981
TimkenSteel Corp.(a)	9,931	215,701
Tredegar Corp.	11,274	60,992
United States Steel Corp.	58,579	1,902,646
Warrior Met Coal, Inc.	12,346	630,634
Worthington Industries, Inc.	7,704	476,261

		61,869,274

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	6,398	75,112
AGNC Investment Corp.	160,973	1,519,585

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Annaly Capital Management, Inc.	129,401	$2,434,033
Apollo Commercial Real Estate Finance, Inc.	40,669	411,977
Arbor Realty Trust, Inc.	41,214	625,629
Ares Commercial Real Estate Corp.	10,975	104,482
ARMOUR Residential REIT, Inc.	48,494	206,100
Blackstone Mortgage Trust, Inc., Class A	47,080	1,023,990
BrightSpire Capital, Inc., Class A	40,190	251,589
Chicago Atlantic Real Estate Finance, Inc.	7,383	108,678
Chimera Investment Corp.	59,439	324,537
Claros Mortgage Trust, Inc.	23,217	257,244
Dynex Capital, Inc.	17,359	207,266
Ellington Financial, Inc.	13,591	169,480
Franklin BSP Realty Trust, Inc.	21,733	287,745
Granite Point Mortgage Trust, Inc.	15,826	77,231
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	26,151	554,401
Invesco Mortgage Capital, Inc.	8,594	86,026
KKR Real Estate Finance Trust, Inc.	15,776	187,261
Ladder Capital Corp., Class A	27,697	284,171
MFA Financial, Inc.	29,486	283,360
New York Mortgage Trust, Inc.	24,156	205,084
Orchid Island Capital, Inc.	11,782	100,265
PennyMac Mortgage Investment Trust	23,489	291,264
Ready Capital Corp.	38,224	386,445
Redwood Trust, Inc.	31,289	223,091
Rithm Capital Corp.	126,256	1,172,918
Starwood Property Trust, Inc.	75,394	1,458,874
TPG RE Finance Trust, Inc.	14,739	99,193
Two Harbors Investment Corp.	23,776	314,794

		13,731,825

Multi-Utilities — 0.6%
Ameren Corp.	69,158	5,175,093
Avista Corp.	18,236	590,299
Black Hills Corp.	17,381	879,305
CenterPoint Energy, Inc.	164,867	4,426,679
CMS Energy Corp.	76,704	4,073,749
Consolidated Edison, Inc.	90,994	7,782,717
Dominion Energy, Inc.	219,588	9,808,996
DTE Energy Co.	54,021	5,363,205
NiSource, Inc.	109,691	2,707,174
Northwestern Energy Group, Inc.	15,351	737,769
Public Service Enterprise Group, Inc.	129,693	7,380,829
Sempra	166,143	11,302,708
Unitil Corp.	3,381	144,403
WEC Energy Group, Inc.	82,977	6,683,797

		67,056,723

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	45,295	4,534,030
Boston Properties, Inc.	41,211	2,451,230
Brandywine Realty Trust	50,314	228,426
City Office REIT, Inc.	12,833	54,540
COPT Defense Properties	29,434	701,412
Cousins Properties, Inc.	39,362	801,804
Douglas Emmett, Inc.	44,532	568,228
Easterly Government Properties, Inc.	25,244	288,539
Equity Commonwealth	27,618	507,343
Highwoods Properties, Inc.	26,788	552,101
Hudson Pacific Properties, Inc.	40,333	268,214
JBG SMITH Properties	27,945	404,085
Kilroy Realty Corp.	30,702	970,490
Office Properties Income Trust	12,574	51,553
Orion Office REIT, Inc.	14,252	74,253

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs (continued)
Paramount Group, Inc.	46,445	$214,576
Peakstone Realty Trust, Class E(b)	7,228	120,274
Piedmont Office Realty Trust, Inc., Class A	33,554	188,573
Postal Realty Trust, Inc., Class A	3,822	51,597
SL Green Realty Corp.(b)	16,914	630,892
Vornado Realty Trust	46,814	1,061,742

		14,723,902

Oil, Gas & Consumable Fuels — 4.2%
Amplify Energy Corp.(a)	12,365	90,883
Antero Midstream Corp.	88,017	1,054,444
Antero Resources Corp.(a)	76,210	1,934,210
APA Corp.	81,332	3,342,745
Ardmore Shipping Corp.	13,158	171,186
Berry Corp.	22,741	186,476
California Resources Corp.	19,220	1,076,512
Callon Petroleum Co.(a)	16,045	627,680
Centrus Energy Corp., Class A(a)	3,200	181,632
Cheniere Energy, Inc.	63,589	10,553,230
Chesapeake Energy Corp.	33,253	2,867,406
Chevron Corp.	464,909	78,392,956
Chord Energy Corp.	11,079	1,795,574
Civitas Resources, Inc.	17,766	1,436,736
Clean Energy Fuels Corp.(a)(b)	41,365	158,428
CNX Resources Corp.(a)(b)	44,054	994,739
Comstock Resources, Inc.	22,164	244,469
ConocoPhillips	318,588	38,166,842
CONSOL Energy, Inc.	9,488	995,386
Coterra Energy, Inc.	194,268	5,254,949
Crescent Energy Co., Class A	9,888	124,984
CVR Energy, Inc.	7,459	253,830
Delek U.S. Holdings, Inc.	18,963	538,739
Denbury, Inc.(a)	13,727	1,345,383
Devon Energy Corp.	168,075	8,017,178
DHT Holdings, Inc.	30,961	318,898
Diamondback Energy, Inc.	47,963	7,428,509
Dorian LPG Ltd.	9,351	268,654
DT Midstream, Inc.	24,816	1,313,263
Earthstone Energy, Inc., Class A(a)	17,032	344,728
Encore Energy Corp.(a)	43,036	140,297
Energy Fuels, Inc.(a)(b)	39,216	322,356
Enviva, Inc.	7,768	58,027
EOG Resources, Inc.	154,211	19,547,786
EQT Corp.(b)	94,504	3,834,972
Equitrans Midstream Corp.	110,525	1,035,619
Evolution Petroleum Corp.	13,908	95,131
Excelerate Energy, Inc., Class A	4,819	82,116
Exxon Mobil Corp.	1,052,525	123,755,890
FLEX LNG Ltd.	7,165	216,096
Gevo, Inc.(a)(b)	52,611	62,607
Golar LNG Ltd.	24,968	605,724
Green Plains, Inc.(a)	9,494	285,769
Gulfport Energy Corp.(a)	2,917	346,131
Hallador Energy Co.(a)(b)	10,002	144,229
Hess Corp.	72,853	11,146,509
HF Sinclair Corp.	37,901	2,157,704
International Seaways, Inc.	10,574	475,830
Kinder Morgan, Inc.	514,355	8,528,006
Kinetik Holdings, Inc., Class A	4,853	163,789
Kosmos Energy Ltd.(a)(b)	122,828	1,004,733
Magnolia Oil & Gas Corp., Class A	47,792	1,094,915
Marathon Oil Corp.	161,609	4,323,041
Marathon Petroleum Corp.	111,815	16,922,082

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.	29,687	$1,765,783
Murphy Oil Corp.	37,581	1,704,298
New Fortress Energy, Inc., Class A	15,014	492,159
NextDecade Corp.(a)(b)	13,887	71,101
Nordic American Tankers Ltd.	50,950	209,914
Northern Oil & Gas, Inc.	20,710	833,163
Occidental Petroleum Corp.	182,964	11,870,704
ONEOK, Inc.	117,452	7,449,980
Overseas Shipholding Group, Inc., Class A(a)	26,634	116,923
Ovintiv, Inc.	67,635	3,217,397
Par Pacific Holdings, Inc.(a)	15,972	574,034
PBF Energy, Inc., Class A	31,015	1,660,233
Peabody Energy Corp.	30,189	784,612
Permian Resources Corp., Class A	69,444	969,438
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	120,858	14,521,089
Pioneer Natural Resources Co.	61,050	14,014,028
Range Resources Corp.	61,646	1,997,947
REX American Resources Corp.(a)	4,544	185,032
Riley Exploration Permian, Inc.	3,266	103,826
Ring Energy, Inc.(a)(b)	49,458	96,443
Scorpio Tankers, Inc.	12,652	684,726
SFL Corp. Ltd.	35,449	395,256
SilverBow Resources, Inc.(a)(b)	3,057	109,349
Sitio Royalties Corp., Class A	18,929	458,271
SM Energy Co.	31,528	1,250,085
Southwestern Energy Co.(a)	292,375	1,885,819
Talos Energy, Inc.(a)(b)	29,065	477,829
Targa Resources Corp.	58,480	5,012,906
Teekay Corp.(a)	21,734	134,099
Teekay Tankers Ltd., Class A	6,336	263,768
Tellurian, Inc.(a)(b)	137,899	159,963
Texas Pacific Land Corp.(b)	1,533	2,795,518
Uranium Energy Corp.(a)(b)	85,746	441,592
VAALCO Energy, Inc.	27,589	121,116
Valero Energy Corp.	92,835	13,155,648
Vertex Energy, Inc.(a)	15,640	69,598
Vital Energy, Inc.(a)	4,620	256,040
Vitesse Energy, Inc.	6,295	144,093
W&T Offshore, Inc.(a)	32,789	143,616
Williams Cos., Inc. (The)	318,586	10,733,162
World Kinect Corp.	17,512	392,794

		467,553,360

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,468	161,965
Louisiana-Pacific Corp.	18,142	1,002,709
Sylvamo Corp.	9,279	407,719

		1,572,393

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,242	1,195,533
Allegiant Travel Co.	3,627	278,771
American Airlines Group, Inc.(a)	172,479	2,209,456
Blade Air Mobility, Inc., Class A(a)	23,155	59,971
Delta Air Lines, Inc.	168,562	6,236,794
Frontier Group Holdings, Inc.(a)(b)	9,701	46,953
Hawaiian Holdings, Inc.(a)(b)	14,051	88,943
JetBlue Airways Corp.(a)	81,466	374,744
Joby Aviation, Inc.(a)(b)	69,008	445,102
SkyWest, Inc.(a)	11,225	470,776
Southwest Airlines Co.	155,063	4,197,555
Spirit Airlines, Inc.	26,304	434,016

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
Sun Country Airlines Holdings, Inc.(a)	11,965	$177,561
United Airlines Holdings, Inc.(a)	85,366	3,610,982

		19,827,157

Personal Care Products — 0.2%
Beauty Health Co. (The), Class A(a)(b)	23,863	143,655
BellRing Brands, Inc.(a)	35,105	1,447,379
Coty, Inc., Class A(a)	97,696	1,071,725
Edgewell Personal Care Co.	14,955	552,737
elf Beauty, Inc.(a)	14,154	1,554,534
Estee Lauder Cos., Inc. (The), Class A	60,580	8,756,839
Herbalife Ltd.(a)(b)	28,026	392,084
Inter Parfums, Inc.	4,972	667,938
Kenvue, Inc.	457,395	9,184,492
Medifast, Inc.	3,152	235,927
Nu Skin Enterprises, Inc., Class A	11,733	248,857
Olaplex Holdings, Inc.(a)	34,167	66,626
USANA Health Sciences, Inc.(a)	3,576	209,589

		24,532,382

Pharmaceuticals — 3.7%
Aclaris Therapeutics, Inc.(a)	17,662	120,985
Amneal Pharmaceuticals, Inc., Class A(a)	27,879	117,649
Amphastar Pharmaceuticals, Inc.(a)	10,344	475,721
Amylyx Pharmaceuticals, Inc.(a)	13,497	247,130
ANI Pharmaceuticals, Inc.(a)	3,152	183,005
Arvinas, Inc.(a)	11,505	225,958
Assertio Holdings, Inc.(a)(b)	17,705	45,325
Atea Pharmaceuticals, Inc.(a)	18,017	54,051
Axsome Therapeutics, Inc.(a)(b)	9,854	688,696
Bristol-Myers Squibb Co.	552,349	32,058,336
Cara Therapeutics, Inc.(a)	12,183	20,467
Cassava Sciences, Inc.(a)(b)	9,858	164,037
Catalent, Inc.(a)	46,871	2,134,037
Collegium Pharmaceutical, Inc.(a)	9,336	208,660
Corcept Therapeutics, Inc.(a)	22,751	619,851
CorMedix, Inc.(a)	22,156	81,977
Cymabay Therapeutics, Inc.(a)(b)	25,481	379,922
Edgewise Therapeutics, Inc.(a)(b)	12,365	70,851
Elanco Animal Health, Inc.(a)	128,428	1,443,531
Eli Lilly & Co.	222,364	119,438,375
Enliven Therapeutics, Inc.(a)(b)	6,063	82,821
Evolus, Inc.(a)(b)	11,426	104,434
EyePoint Pharmaceuticals, Inc.(a)(b)	11,118	88,833
Harmony Biosciences Holdings, Inc.(a)(b)	7,305	239,385
Harrow, Inc.(a)	6,754	97,055
Innoviva, Inc.(a)(b)	18,320	237,977
Intra-Cellular Therapies, Inc.(a)(b)	24,122	1,256,515
Jazz Pharmaceuticals PLC(a)	16,266	2,105,471
Johnson & Johnson	633,245	98,627,909
Ligand Pharmaceuticals, Inc.(a)	3,863	231,471
Liquidia Corp.(a)	8,684	55,057
Marinus Pharmaceuticals, Inc.(a)	12,943	104,191
Merck & Co., Inc.	667,412	68,710,065
NGM Biopharmaceuticals, Inc.(a)	20,227	21,643
Nuvation Bio, Inc., Class A(a)	45,959	61,585
Ocular Therapeutix, Inc.(a)(b)	26,899	84,463
Omeros Corp.(a)	19,193	56,044
Organon & Co.	67,492	1,171,661
Pacira BioSciences, Inc.(a)	11,682	358,404
Perrigo Co. PLC	36,531	1,167,165
Pfizer, Inc.	1,484,648	49,245,774
Phathom Pharmaceuticals, Inc.(a)(b)	9,028	93,620
Phibro Animal Health Corp., Class A	3,775	48,207

Security	Shares	Value

Pharmaceuticals (continued)
Pliant Therapeutics, Inc.(a)	14,678	$254,516
Prestige Consumer Healthcare, Inc.(a)	13,479	770,864
Revance Therapeutics, Inc.(a)	22,025	252,627
Royalty Pharma PLC, Class A	96,698	2,624,384
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	26,277
scPharmaceuticals, Inc.(a)	10,770	76,682
SIGA Technologies, Inc.	11,988	62,937
Supernus Pharmaceuticals, Inc.(a)	12,962	357,362
Taro Pharmaceutical Industries Ltd.(a)	2,763	104,193
Tarsus Pharmaceuticals, Inc.(a)	3,064	54,447
Terns Pharmaceuticals, Inc.(a)	11,132	55,994
Theravance Biopharma, Inc.(a)	15,220	131,349
Ventyx Biosciences, Inc.(a)(b)	12,156	422,178
Viatris, Inc.	316,240	3,118,126
WaVe Life Sciences Ltd.(a)(b)	30,696	176,502
Xeris Biopharma Holdings, Inc.(a)	24,760	46,054
Zoetis, Inc., Class A	122,031	21,230,953

		412,793,759

Professional Services — 1.0%
Alight, Inc., Class A(a)	100,552	712,914
ASGN, Inc.(a)	13,153	1,074,337
Asure Software, Inc.(a)	3,380	31,975
Automatic Data Processing, Inc.	108,962	26,214,078
Barrett Business Services, Inc.	1,721	155,303
Booz Allen Hamilton Holding Corp., Class A	33,981	3,713,104
Broadridge Financial Solutions, Inc.	31,047	5,558,965
CACI International, Inc., Class A(a)	5,991	1,880,755
CBIZ, Inc.(a)	13,412	696,083
Ceridian HCM Holding, Inc.(a)(b)	38,660	2,623,081
Clarivate PLC(a)(b)	121,718	816,728
Concentrix Corp.	11,056	885,696
Conduent, Inc.(a)	40,684	141,580
CRA International, Inc.	1,713	172,602
CSG Systems International, Inc.	8,256	422,047
Dun & Bradstreet Holdings, Inc.	66,962	668,950
Equifax, Inc.	32,001	5,861,943
ExlService Holdings, Inc.(a)(b)	43,121	1,209,113
Exponent, Inc.	13,244	1,133,686
First Advantage Corp.	14,879	205,181
Forrester Research, Inc.(a)	3,591	103,780
Franklin Covey Co.(a)	4,323	185,543
FTI Consulting, Inc.(a)(b)	8,603	1,534,861
Genpact Ltd.	46,618	1,687,572
Heidrick & Struggles International, Inc.	4,405	110,213
HireRight Holdings Corp.(a)	8,350	79,408
Huron Consulting Group, Inc.(a)	4,641	483,407
ICF International, Inc.(b)	4,805	580,492
Innodata, Inc.(a)	8,433	71,933
Insperity, Inc.	9,306	908,266
Jacobs Solutions, Inc.	33,028	4,508,322
KBR, Inc.	36,012	2,122,547
Kelly Services, Inc., Class A, NVS	9,973	181,409
Kforce, Inc.	4,993	297,882
Korn Ferry	13,986	663,496
Legalzoom.com, Inc.(a)	24,855	271,914
Leidos Holdings, Inc.	35,263	3,249,838
ManpowerGroup, Inc.	13,751	1,008,223
Maximus, Inc.	16,244	1,213,102
NV5 Global, Inc.(a)	3,642	350,470
Parsons Corp.(a)(b)	10,727	583,012
Paychex, Inc.	84,926	9,794,516

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Paycom Software, Inc.	13,368	$3,465,921
Paycor HCM, Inc.(a)(b)	16,806	383,681
Paylocity Holding Corp.(a)	11,008	2,000,154
Planet Labs PBC, Class A(a)(b)	44,316	115,222
Resources Connection, Inc.	10,583	157,792
Robert Half, Inc.	28,013	2,052,793
Science Applications International Corp.	14,429	1,522,837
SS&C Technologies Holdings, Inc.	56,119	2,948,492
Sterling Check Corp.(a)(b)	5,849	73,814
TransUnion	51,340	3,685,699
TriNet Group, Inc.(a)	10,236	1,192,289
TrueBlue, Inc.(a)	9,877	144,896
TTEC Holdings, Inc.	4,611	120,900
Upwork, Inc.(a)	30,086	341,777
Verisk Analytics, Inc.	37,416	8,839,156
Verra Mobility Corp., Class A(a)(b)	36,787	687,917

		111,901,667

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,157	200,340
CBRE Group, Inc., Class A(a)	81,230	5,999,648
Compass, Inc., Class A(a)(b)	74,026	214,675
CoStar Group, Inc.(a)	105,624	8,121,429
Cushman & Wakefield PLC(a)	40,265	306,819
DigitalBridge Group, Inc., Class A	41,436	728,445
Douglas Elliman, Inc.	26,583	60,078
eXp World Holdings, Inc.(b)	16,039	260,473
Forestar Group, Inc.(a)(b)	6,524	175,757
FRP Holdings, Inc.(a)	2,488	134,277
Howard Hughes Holdings, Inc.(a)(b)	9,562	708,831
Jones Lang LaSalle, Inc.(a)	12,573	1,775,056
Kennedy-Wilson Holdings, Inc.	31,333	461,849
Marcus & Millichap, Inc.	5,827	170,964
Newmark Group, Inc., Class A	41,175	264,755
Opendoor Technologies, Inc.(a)	145,219	383,378
Redfin Corp.(a)(b)	26,731	188,186
REX Holdings, Inc., Class A	5,378	69,591
RMR Group, Inc. (The), Class A	4,084	100,140
St. Joe Co. (The)	8,323	452,189
Tejon Ranch Co.(a)	8,348	135,405
Zillow Group, Inc., Class A(a)	15,706	703,472
Zillow Group, Inc., Class C, NVS(a)(b)	41,732	1,926,349

		23,542,106

Residential REITs — 0.4%
American Homes 4 Rent, Class A	87,283	2,940,564
Apartment Income REIT Corp.	40,062	1,229,903
Apartment Investment & Management Co., Class A(a)	39,842	270,926
AvalonBay Communities, Inc.	36,983	6,351,461
Camden Property Trust	27,361	2,587,803
Centerspace	4,612	277,919
Elme Communities	23,855	325,382
Equity LifeStyle Properties, Inc.	46,293	2,949,327
Equity Residential	98,677	5,793,327
Essex Property Trust, Inc.	16,502	3,499,909
Independence Realty Trust, Inc.	57,248	805,479
Invitation Homes, Inc.	161,471	5,117,016
Mid-America Apartment Communities, Inc.	30,711	3,950,970
NexPoint Residential Trust, Inc.	6,131	197,296
Sun Communities, Inc.	31,824	3,766,052
UDR, Inc.	87,219	3,111,102

Security	Shares	Value

Residential REITs (continued)
UMH Properties, Inc.	15,444	$216,525
Veris Residential, Inc.	23,883	394,070

		43,785,031

Retail REITs — 0.4%
Acadia Realty Trust	24,793	355,780
Agree Realty Corp.	24,725	1,365,809
Alexander’s, Inc.	545	99,315
Brixmor Property Group, Inc.	79,298	1,647,812
CBL & Associates Properties, Inc.	8,870	186,093
Federal Realty Investment Trust	20,931	1,896,977
Getty Realty Corp.	11,714	324,829
InvenTrust Properties Corp.	18,321	436,223
Kimco Realty Corp.	159,582	2,807,047
Kite Realty Group Trust	54,733	1,172,381
Macerich Co. (The)	57,513	627,467
NETSTREIT Corp.	15,768	245,665
NNN REIT, Inc.	48,186	1,702,893
Phillips Edison & Co., Inc.	29,517	990,000
Realty Income Corp.	177,598	8,869,244
Regency Centers Corp.	47,677	2,833,921
Retail Opportunity Investments Corp.	28,704	355,355
RPT Realty	19,312	203,935
Saul Centers, Inc.	3,154	111,242
Simon Property Group, Inc.	85,096	9,192,921
SITE Centers Corp.	47,606	586,982
Spirit Realty Capital, Inc.	37,339	1,251,977
Tanger Factory Outlet Centers, Inc.	28,616	646,722
Urban Edge Properties	29,889	456,106
Whitestone REIT	15,575	149,987

		38,516,683

Semiconductors & Semiconductor Equipment — 6.5%
ACM Research, Inc., Class A(a)	15,796	285,987
Advanced Micro Devices, Inc.(a)	421,166	43,304,288
Aehr Test Systems(a)	6,721	307,150
Allegro MicroSystems, Inc.(a)	19,040	608,138
Alpha & Omega Semiconductor Ltd.(a)	6,305	188,141
Ambarella, Inc.(a)	9,153	485,384
Amkor Technology, Inc.	28,676	648,078
Analog Devices, Inc.	132,634	23,222,887
Applied Materials, Inc.	221,795	30,707,518
Axcelis Technologies, Inc.(a)	8,726	1,422,774
Broadcom, Inc.	106,160	88,174,373
CEVA, Inc.(a)	5,597	108,526
Cirrus Logic, Inc.(a)(b)	14,165	1,047,643
Cohu, Inc.(a)	10,970	377,807
Credo Technology Group Holding Ltd.(a)	28,637	436,714
Diodes, Inc.(a)	11,999	946,001
Enphase Energy, Inc.(a)(b)	34,626	4,160,314
Entegris, Inc.	39,408	3,700,805
First Solar, Inc.(a)	28,106	4,541,648
FormFactor, Inc.(a)	20,175	704,914
GLOBALFOUNDRIES, Inc.(a)(b)	20,557	1,196,212
Ichor Holdings Ltd.(a)	7,237	224,057
Impinj, Inc.(a)(b)	5,632	309,929
indie Semiconductor, Inc., Class A(a)(b)	32,400	204,120
Intel Corp.	1,096,920	38,995,506
inTEST Corp.(a)	4,405	66,824
KLA Corp.	35,981	16,503,045
Kulicke & Soffa Industries, Inc.	14,893	724,247
Lam Research Corp.	35,193	22,057,917
Lattice Semiconductor Corp.(a)	36,141	3,105,596
MACOM Technology Solutions Holdings, Inc.(a)	14,446	1,178,505

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.	224,990	$12,178,709
Maxeon Solar Technologies Ltd.(a)(b)	6,556	75,984
MaxLinear, Inc.(a)	18,526	412,203
Microchip Technology, Inc.	141,200	11,020,660
Micron Technology, Inc.	288,146	19,602,572
MKS Instruments, Inc.	17,394	1,505,277
Monolithic Power Systems, Inc.	12,001	5,544,462
Navitas Semiconductor Corp.(a)	26,520	184,314
NVE Corp.	1,240	101,854
NVIDIA Corp.	624,345	271,583,832
ON Semiconductor Corp.(a)	113,809	10,578,547
Onto Innovation, Inc.(a)	12,513	1,595,658
PDF Solutions, Inc.(a)	7,462	241,769
Photronics, Inc.(a)	16,047	324,310
Power Integrations, Inc.	15,453	1,179,218
Qorvo, Inc.(a)	25,802	2,463,317
QUALCOMM, Inc.	293,132	32,555,240
Rambus, Inc.(a)	28,910	1,612,889
Semtech Corp.(a)(b)	16,822	433,166
Silicon Laboratories, Inc.(a)	8,271	958,526
SiTime Corp.(a)	4,247	485,220
Skyworks Solutions, Inc.	41,624	4,103,710
SMART Global Holdings, Inc.(a)	13,937	339,366
Synaptics, Inc.(a)	10,139	906,832
Teradyne, Inc.	40,445	4,063,105
Texas Instruments, Inc.	238,513	37,925,952
Ultra Clean Holdings, Inc.(a)	11,359	337,021
Universal Display Corp.	12,470	1,957,665
Veeco Instruments, Inc.(a)	11,108	312,246
Wolfspeed, Inc.(a)	32,240	1,228,344

		715,757,016

Software — 10.0%
8x8, Inc.(a)	27,773	69,988
A10 Networks, Inc.	14,748	221,662
ACI Worldwide, Inc.(a)	31,333	706,872
Adeia, Inc.	27,695	295,783
Adobe, Inc.(a)	120,393	61,388,391
Agilysys, Inc.(a)	4,944	327,095
Alarm.com Holdings, Inc.(a)	12,070	737,960
Alkami Technology, Inc.(a)(b)	7,354	133,990
Altair Engineering, Inc., Class A(a)(b)	13,844	866,081
Alteryx, Inc., Class A(a)(b)	15,333	577,901
American Software, Inc., Class A	8,703	99,736
Amplitude, Inc., Class A(a)	17,010	196,806
ANSYS, Inc.(a)	22,936	6,824,607
Appfolio, Inc., Class A(a)	5,392	984,741
Appian Corp., Class A(a)(b)	10,191	464,812
Applied Digital Corp.(a)(b)	17,650	110,136
AppLovin Corp., Class A(a)(b)	55,342	2,211,466
Asana, Inc., Class A(a)(b)	19,454	356,203
Aspen Technology, Inc.(a)(b)	7,573	1,546,861
Atlassian Corp., Class A(a)(b)	37,794	7,615,869
Aurora Innovation, Inc., Class A(a)(b)	79,013	185,681
Autodesk, Inc.(a)	56,361	11,661,655
AvePoint, Inc., Class A(a)(b)	38,782	260,615
Bentley Systems, Inc., Class B(b)	50,365	2,526,308
BILL Holdings, Inc.(a)(b)	26,621	2,890,242
Bit Digital, Inc.(a)	25,133	53,785
Blackbaud, Inc.(a)	11,165	785,123
BlackLine, Inc.(a)(b)	14,712	816,075
Box, Inc., Class A(a)	36,992	895,576
Braze, Inc., Class A(a)	13,691	639,780

Security	Shares	Value

Software (continued)
C3.ai, Inc., Class A(a)(b)	15,440	$394,029
Cadence Design Systems, Inc.(a)	70,919	16,616,322
CCC Intelligent Solutions Holdings, Inc.(a)(b)	55,855	745,664
Cerence, Inc.(a)(b)	9,812	199,870
Cleanspark, Inc.(a)(b)	32,226	122,781
Clear Secure, Inc., Class A	21,666	412,521
CommVault Systems, Inc.(a)	11,021	745,130
Confluent, Inc., Class A(a)(b)	48,503	1,436,174
Consensus Cloud Solutions, Inc.(a)	5,612	141,310
Couchbase, Inc.(a)	9,315	159,845
Crowdstrike Holdings, Inc., Class A(a)	55,201	9,239,543
CS Disco, Inc.(a)	9,591	63,684
Datadog, Inc., Class A(a)	71,604	6,522,408
Digimarc Corp.(a)(b)	5,236	170,118
Digital Turbine, Inc.(a)	22,349	135,211
DocuSign, Inc.(a)	51,932	2,181,144
Dolby Laboratories, Inc., Class A	15,321	1,214,342
Domo, Inc., Class B(a)	6,811	66,816
DoubleVerify Holdings, Inc.(a)	32,818	917,263
Dropbox, Inc., Class A(a)	69,239	1,885,378
Dynatrace, Inc.(a)	63,357	2,960,673
E2open Parent Holdings, Inc., Class A(a)(b)	53,237	241,696
Ebix, Inc.	6,738	66,571
Elastic NV(a)	21,040	1,709,290
Enfusion, Inc., Class A(a)(b)	7,970	71,491
EngageSmart, Inc.(a)	11,448	205,950
Envestnet, Inc.(a)	14,382	633,239
Everbridge, Inc.(a)	9,516	213,349
EverCommerce, Inc.(a)	11,219	112,527
Expensify, Inc., Class A(a)	14,348	46,631
Fair Isaac Corp.(a)	6,419	5,575,094
Five9, Inc.(a)	19,172	1,232,760
Fortinet, Inc.(a)(b)	172,162	10,102,466
Freshworks, Inc., Class A(a)(b)	42,113	838,891
Gen Digital, Inc.	144,675	2,557,854
Gitlab, Inc., Class A(a)(b)	23,104	1,044,763
Guidewire Software, Inc.(a)	21,565	1,940,850
HashiCorp, Inc., Class A(a)	24,333	555,522
HubSpot, Inc.(a)(b)	11,908	5,864,690
Informatica, Inc., Class A(a)(b)	8,691	183,119
Instructure Holdings, Inc.(a)(b)	5,146	130,708
Intapp, Inc.(a)	4,045	135,588
InterDigital, Inc.	7,495	601,399
Intuit, Inc.	71,778	36,674,251
Jamf Holding Corp.(a)(b)	17,756	313,571
LivePerson, Inc.(a)(b)	16,340	63,563
LiveRamp Holdings, Inc.(a)	16,481	475,312
Manhattan Associates, Inc.(a)	16,316	3,225,021
Marathon Digital Holdings, Inc.(a)(b)	43,751	371,884
Matterport, Inc., Class A(a)(b)	64,567	140,110
MeridianLink, Inc.(a)	5,972	101,882
Microsoft Corp.	1,955,516	617,454,177
MicroStrategy, Inc., Class A(a)(b)	2,873	943,148
Mitek Systems, Inc.(a)	10,831	116,108
Model N, Inc.(a)(b)	9,517	232,310
N-able, Inc.(a)	17,745	228,911
nCino, Inc.(a)(b)	20,142	640,516
NCR Corp.(a)	33,151	894,082
New Relic, Inc.(a)	13,635	1,167,429
NextNav, Inc.(a)(b)	22,647	116,406
Nutanix, Inc., Class A(a)	60,134	2,097,474
Olo, Inc., Class A(a)	26,428	160,154

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ON24, Inc.	14,958	$94,684
OneSpan, Inc.(a)(b)	10,861	116,756
Oracle Corp.	399,518	42,316,947
PagerDuty, Inc.(a)(b)	20,977	471,773
Palantir Technologies, Inc., Class A(a)(b)	491,178	7,858,848
Palo Alto Networks, Inc.(a)(b)	79,486	18,634,698
Pegasystems, Inc.	10,847	470,868
PowerSchool Holdings, Inc., Class A(a)	16,151	365,982
Procore Technologies, Inc.(a)(b)	20,568	1,343,502
Progress Software Corp.	11,602	610,033
PROS Holdings, Inc.(a)	11,647	403,219
PTC, Inc.(a)	30,099	4,264,426
Q2 Holdings, Inc.(a)(b)	14,622	471,852
Qualys, Inc.(a)	9,876	1,506,584
Rapid7, Inc.(a)	14,995	686,471
Rimini Street, Inc.(a)(b)	24,940	54,868
RingCentral, Inc., Class A(a)	24,127	714,883
Riot Platforms, Inc.(a)(b)	40,086	374,002
Roper Technologies, Inc.	27,689	13,409,229
Salesforce, Inc.(a)	248,701	50,431,589
Sapiens International Corp.	6,790	193,040
SEMrush Holdings, Inc., Class A(a)	12,058	102,493
SentinelOne, Inc., Class A(a)(b)	60,621	1,022,070
ServiceNow, Inc.(a)	53,494	29,901,006
Smartsheet, Inc., Class A(a)	34,038	1,377,177
SolarWinds Corp.(a)	12,139	114,592
SoundHound AI, Inc., Class A(a)(b)	36,369	73,102
SoundThinking, Inc.(a)	2,847	50,961
Splunk, Inc.(a)	40,248	5,886,270
Sprinklr, Inc., Class A(a)(b)	30,391	420,611
Sprout Social, Inc., Class A(a)(b)	11,484	572,822
SPS Commerce, Inc.(a)	9,703	1,655,429
Synopsys, Inc.(a)	40,005	18,361,095
Tenable Holdings, Inc.(a)	30,982	1,387,994
Teradata Corp.(a)	25,987	1,169,935
Terawulf, Inc.(a)	66,356	83,609
Tyler Technologies, Inc.(a)	10,929	4,220,124
UiPath, Inc., Class A(a)(b)	98,759	1,689,766
Unity Software, Inc.(a)(b)	75,334	2,364,734
Varonis Systems, Inc.(a)	27,141	828,886
Verint Systems, Inc.(a)	17,554	403,566
VMware, Inc., Class A(a)	56,351	9,381,314
Weave Communications, Inc.(a)	13,248	107,971
Workday, Inc., Class A(a)(b)	51,870	11,144,269
Workiva, Inc., Class A(a)(b)	12,916	1,308,907
Xperi, Inc.(a)	12,249	120,775
Yext, Inc.(a)	25,226	159,681
Zeta Global Holdings Corp., Class A(a)	30,346	253,389
Zoom Video Communications, Inc., Class A(a)(b)	66,126	4,624,852
Zscaler, Inc.(a)	22,879	3,559,744
Zuora, Inc., Class A(a)	29,109	239,858

		1,099,644,039

Specialized REITs — 1.0%
American Tower Corp.	122,316	20,114,866
Crown Castle, Inc.	113,413	10,437,398
CubeSmart	58,024	2,212,455
Digital Realty Trust, Inc.	78,709	9,525,363
EPR Properties	20,425	848,454
Equinix, Inc.	24,515	17,804,264
Extra Space Storage, Inc.	54,805	6,663,192
Farmland Partners, Inc.	10,132	103,954
Four Corners Property Trust, Inc.	21,965	487,403

Security	Shares	Value

Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	64,963	$2,959,065
Gladstone Land Corp.	9,154	130,261
Iron Mountain, Inc.	76,795	4,565,463
Lamar Advertising Co., Class A	23,026	1,921,980
National Storage Affiliates Trust	22,271	706,882
Outfront Media, Inc.	38,529	389,143
PotlatchDeltic Corp.	21,399	971,301
Public Storage	41,146	10,842,794
Rayonier, Inc.	37,313	1,061,928
Safehold, Inc.(a)	8,856	157,637
SBA Communications Corp., Class A	28,159	5,636,587
Uniti Group, Inc.	60,911	287,500
VICI Properties, Inc.	264,329	7,691,974
Weyerhaeuser Co.	193,750	5,940,375

		111,460,239

Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A(a)	10,596	74,172
Aaron’s Co., Inc. (The)	9,727	101,842
Abercrombie & Fitch Co., Class A(a)(b)	14,040	791,435
Academy Sports & Outdoors, Inc.	19,910	941,146
Advance Auto Parts, Inc.	15,405	861,602
American Eagle Outfitters, Inc.	48,005	797,363
America’s Car-Mart, Inc.(a)	1,934	175,975
Arko Corp., Class A	20,595	147,254
Asbury Automotive Group, Inc.(a)(b)	5,354	1,231,795
AutoNation, Inc.(a)(b)	7,983	1,208,626
AutoZone, Inc.(a)	4,760	12,090,352
Bath & Body Works, Inc.	60,535	2,046,083
Best Buy Co., Inc.	51,321	3,565,270
Boot Barn Holdings, Inc.(a)	8,083	656,259
Buckle, Inc. (The)	6,724	224,514
Build-A-Bear Workshop, Inc.	4,212	123,875
Burlington Stores, Inc.(a)	16,831	2,277,234
Caleres, Inc.	10,558	303,648
Camping World Holdings, Inc., Class A	10,783	220,081
CarMax, Inc.(a)(b)	40,721	2,880,196
CarParts.com, Inc.(a)	21,517	88,650
Carvana Co., Class A(a)	24,882	1,044,546
Chico’s FAS, Inc.(a)	33,019	246,982
Children’s Place, Inc. (The)(a)	3,201	86,523
Designer Brands, Inc., Class A	17,527	221,892
Destination XL Group, Inc.(a)(b)	15,128	67,773
Dick’s Sporting Goods, Inc.	15,752	1,710,352
EVgo, Inc., Class A(a)	20,465	69,172
Five Below, Inc.(a)(b)	14,457	2,326,131
Floor & Decor Holdings, Inc., Class A(a)(b)	27,518	2,490,379
Foot Locker, Inc.	20,570	356,889
GameStop Corp., Class A(a)(b)	70,402	1,158,817
Gap, Inc. (The)	52,621	559,361
Genesco, Inc.(a)(b)	3,152	97,145
Group 1 Automotive, Inc.	3,702	994,764
GrowGeneration Corp.(a)	27,743	81,010
Guess?, Inc.	9,445	204,390
Haverty Furniture Cos., Inc.	4,537	130,575
Hibbett, Inc.	4,141	196,739
Home Depot, Inc. (The)	266,104	80,405,985
Leslie’s, Inc.(a)(b)	41,346	234,018
Lithia Motors, Inc., Class A	6,969	2,058,155
Lowe’s Cos., Inc.	154,073	32,022,532
MarineMax, Inc.(a)	5,358	175,850
Monro, Inc.	8,323	231,130
Murphy U.S.A., Inc.	5,154	1,761,276

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
National Vision Holdings, Inc.(a)	20,425	$330,476
ODP Corp. (The)(a)	8,907	411,058
OneWater Marine, Inc., Class A(a)(b)	3,334	85,417
O’Reilly Automotive, Inc.(a)	15,671	14,242,745
Overstock.com, Inc.(a)	11,415	180,585
Penske Automotive Group, Inc.(b)	5,262	879,070
Petco Health & Wellness Co., Inc.(a)(b)	23,144	94,659
PetMed Express, Inc.	5,653	57,943
Revolve Group, Inc., Class A(a)(b)	9,614	130,847
RH(a)(b)	4,634	1,225,044
Ross Stores, Inc.	88,068	9,947,281
Sally Beauty Holdings, Inc.(a)(b)	27,425	229,822
Shoe Carnival, Inc.	5,471	131,468
Signet Jewelers Ltd.	11,610	833,714
Sleep Number Corp.(a)	5,722	140,704
Sonic Automotive, Inc., Class A	5,517	263,492
Sportsman’s Warehouse Holdings, Inc.(a)	13,174	59,151
Stitch Fix, Inc., Class A(a)(b)	25,983	89,641
TJX Cos., Inc. (The)	302,200	26,859,536
Tractor Supply Co.	28,562	5,799,514
Ulta Beauty, Inc.(a)	13,165	5,258,759
Upbound Group, Inc.	12,472	367,300
Urban Outfitters, Inc.(a)	18,607	608,263
Valvoline, Inc.	42,565	1,372,296
Victoria’s Secret & Co.(a)	20,971	349,796
Warby Parker, Inc., Class A(a)	25,579	336,620
Wayfair, Inc., Class A(a)(b)	21,580	1,307,101
Williams-Sonoma, Inc.	16,677	2,591,606
Winmark Corp.	764	285,071
Zumiez, Inc.(a)	5,342	95,088

		234,303,825

Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.	3,921,284	671,363,034
Avid Technology, Inc.(a)	10,676	286,864
Corsair Gaming, Inc.(a)(b)	10,104	146,811
Eastman Kodak Co.(a)(b)	19,811	83,404
Hewlett Packard Enterprise Co.	341,073	5,924,438
HP, Inc.	226,572	5,822,900
Immersion Corp.	4,955	32,753
IonQ, Inc.(a)(b)	45,005	669,674
NetApp, Inc.	54,980	4,171,882
Pure Storage, Inc., Class A(a)	74,073	2,638,480
Super Micro Computer, Inc.(a)(b)	12,195	3,344,113
Western Digital Corp.(a)	84,239	3,843,826
Xerox Holdings Corp.	33,195	520,830

		698,849,009

Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A(a)(b)	33,620	37,318
Capri Holdings Ltd.(a)	30,096	1,583,351
Carter’s, Inc.	9,712	671,585
Columbia Sportswear Co.	9,898	733,442
Crocs, Inc.(a)	16,138	1,423,856
Deckers Outdoor Corp.(a)	6,883	3,538,481
Figs, Inc., Class A(a)(b)	37,509	221,303
G-III Apparel Group Ltd.(a)	11,120	277,110
Hanesbrands, Inc.	94,058	372,470
Kontoor Brands, Inc.	13,977	613,730
Lululemon Athletica, Inc.(a)	29,106	11,223,565
Movado Group, Inc.	4,300	117,605
NIKE, Inc., Class B	313,126	29,941,108
Oxford Industries, Inc.	4,546	437,007
PVH Corp.	15,961	1,221,176

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	10,829	$1,257,139
Skechers U.S.A., Inc., Class A(a)	34,501	1,688,824
Steven Madden Ltd.	21,936	696,907
Tapestry, Inc.	62,250	1,789,687
Under Armour, Inc., Class A(a)	49,683	340,328
Under Armour, Inc., Class C, NVS(a)	50,561	322,579
VF Corp.	91,413	1,615,268
Wolverine World Wide, Inc.	22,327	179,956

		60,303,795

Tobacco — 0.5%
Altria Group, Inc.	468,614	19,705,219
Philip Morris International, Inc.	407,655	37,740,700
Turning Point Brands, Inc.	6,027	139,163
Universal Corp.	6,580	310,642
Vector Group Ltd.	40,717	433,229

		58,328,953

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,047	1,105,332
Alta Equipment Group, Inc., Class A	8,842	106,635
Applied Industrial Technologies, Inc.	9,754	1,508,066
Beacon Roofing Supply, Inc.(a)	14,054	1,084,547
BlueLinx Holdings, Inc.(a)	2,253	184,949
Boise Cascade Co.	10,828	1,115,717
Core & Main, Inc., Class A(a)(b)	22,550	650,567
Custom Truck One Source, Inc.(a)	17,019	105,518
DXP Enterprises, Inc.(a)	5,352	186,999
Fastenal Co.	150,587	8,228,074
Ferguson PLC	54,115	8,900,294
FTAI Aviation Ltd.	25,877	919,927
GATX Corp.	8,923	971,090
Global Industrial Co.	3,919	131,287
GMS, Inc.(a)	11,039	706,165
H&E Equipment Services, Inc.	8,048	347,593
Herc Holdings, Inc.	7,349	874,090
Hudson Technologies, Inc.(a)	11,213	149,133
McGrath RentCorp	6,077	609,158
MRC Global, Inc.(a)	23,066	236,426
MSC Industrial Direct Co., Inc., Class A	12,200	1,197,430
NOW, Inc.(a)	27,357	324,728
Rush Enterprises, Inc., Class A	15,303	624,821
Rush Enterprises, Inc., Class B	3,316	150,182
SiteOne Landscape Supply, Inc.(a)(b)	11,361	1,856,955
Textainer Group Holdings Ltd.	11,755	437,874
Titan Machinery, Inc.(a)	5,657	150,363
Transcat, Inc.(a)	1,381	135,297
Triton International Ltd.(d)	14,223	1,170,054
United Rentals, Inc.	17,989	7,997,370
Veritiv Corp.	3,477	587,265
Watsco., Inc.	8,758	3,308,072
WESCO International, Inc.	11,509	1,655,224
WW Grainger, Inc.	11,663	8,068,930
Xometry, Inc., Class A(a)(b)	9,370	159,103

		55,945,235

Water Utilities — 0.1%
American States Water Co.	10,087	793,645
American Water Works Co., Inc.	51,550	6,383,436
Artesian Resources Corp., Class A, NVS	2,925	122,821
California Water Service Group	15,325	725,026
Consolidated Water Co. Ltd.	4,663	132,616
Essential Utilities, Inc.	63,634	2,184,555
Middlesex Water Co.	5,061	335,291

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
SJW Group	7,590	$456,235
York Water Co. (The)	3,255	122,030

		11,255,655

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	17,231	205,566
Shenandoah Telecommunications Co.	13,153	271,083
Telephone & Data Systems, Inc.	27,273	499,369
T-Mobile U.S., Inc.(a)	140,444	19,669,182

		20,645,200

Total Common Stocks — 99.8% (Cost: $8,410,720,592)		10,993,837,314

Rights

Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	10,255
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	7,172
GTX, Inc., Contingent Rights(a)(b)(d)	684	701

		18,128

Total Rights — 0.0% (Cost: $1,402)		18,128

Warrants(a)

Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, Expires 09/01/25, Strike Price USD 83.45)	204	3,621
Chord Energy Corp., Class A (Issued/Exercisable, Expires 09/01/24, Strike Price USD 73.44)	409	11,223

		14,844

Total Warrants — 0.0% (Cost: $68,578)		14,844

Total Long-Term Investments — 99.8% (Cost: $8,410,790,572)		10,993,870,286

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(f)(g)	251,841,852	$251,942,589
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(f)	61,414,757	61,414,757

Total Short-Term Securities — 2.8% (Cost: $313,175,348)		313,357,346

Total Investments — 102.6% (Cost: $8,723,965,920)		11,307,227,632

Liabilities in Excess of Other Assets — (2.6)%		(288,642,197)

Net Assets — 100.0%		$11,018,585,435

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $26,277, representing 0.0% of its net assets as of period end, and an original cost of $96,475.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$245,670,879	$6,245,745	(a)	$—	$10,114	$15,851	$251,942,589	251,841,852	$1,235,977	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,462,038	43,952,719	(a)	—	—	—	61,414,757	61,414,757	478,339		—
BlackRock, Inc.	26,432,247	512,651		(845,730)	274,080	(1,156,906)	25,216,342	39,005	390,515		—

					$284,194	$(1,141,055)	$338,573,688		$2,104,831		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	30	12/15/23	$2,698	$(85,377)
S&P 500 E-Mini Index	99	12/15/23	21,411	(680,269)

				$(765,646)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$765,646	$—	$—	$—	$765,646

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,741,924	$—	$—	$—	$2,741,924

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,898,609)	$—	$—	$—	$(1,898,609)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$21,292,654

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell 3000 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$10,992,612,973	$53,110	$1,171,231	$10,993,837,314
Rights	—	—	18,128	18,128
Warrants	14,844	—	—	14,844
Short-Term Securities
Money Market Funds	313,357,346	—	—	313,357,346

	$11,305,985,163	$53,110	$1,189,359	$11,307,227,632

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(765,646)	$—	$—	$(765,646)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
BWX Technologies, Inc.	133,696	$10,024,526
Curtiss-Wright Corp.	68,005	13,303,818
HEICO Corp.(a)	7,895	1,278,437
HEICO Corp., Class A	13,961	1,804,041
Hexcel Corp.	150,460	9,800,964
Howmet Aerospace, Inc.	673,018	31,127,083
Huntington Ingalls Industries, Inc.	69,740	14,267,409
Mercury Systems, Inc.(a)(b)	87,482	3,244,707
Spirit AeroSystems Holdings, Inc., Class A	169,577	2,736,973
Textron, Inc.(a)	350,887	27,418,310
TransDigm Group, Inc.(b)	77,453	65,302,948
Woodward, Inc.	105,450	13,103,217

		193,412,433

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	44,855	3,863,361
Expeditors International of Washington, Inc.(a)	233,480	26,763,812
GXO Logistics, Inc.(a)(b)	208,498	12,228,408

		42,855,581

Automobile Components — 0.8%
Aptiv PLC(b)	480,344	47,357,115
BorgWarner, Inc.	413,792	16,704,783
Gentex Corp.	417,804	13,595,342
Lear Corp.	104,511	14,025,376
Phinia, Inc.	82,878	2,220,302
QuantumScape Corp., Class A(a)(b)	519,740	3,477,061

		97,379,979

Automobiles — 0.4%
Harley-Davidson, Inc.	234,839	7,763,777
Lucid Group, Inc.(a)(b)	1,334,150	7,457,899
Rivian Automotive, Inc., Class A(a)(b)	1,176,330	28,561,292
Thor Industries, Inc.	90,347	8,594,710

		52,377,678

Banks — 3.0%
Bank OZK	192,454	7,134,270
BOK Financial Corp.	49,986	3,997,880
Citizens Financial Group, Inc.	840,080	22,514,144
Columbia Banking System, Inc.	372,830	7,568,449
Comerica, Inc.	234,769	9,754,652
Commerce Bancshares, Inc.	201,706	9,677,854
Cullen/Frost Bankers, Inc.	104,489	9,530,442
East West Bancorp, Inc.	250,318	13,194,262
Fifth Third Bancorp	1,204,530	30,510,745
First Citizens BancShares, Inc., Class A	17,159	23,681,136
First Hawaiian, Inc.	224,437	4,051,088
First Horizon Corp.	991,094	10,921,856
FNB Corp.	641,173	6,918,257
Huntington Bancshares, Inc.	2,552,238	26,543,275
KeyCorp.	1,657,579	17,835,550
M&T Bank Corp.	293,527	37,116,489
New York Community Bancorp, Inc., Class A	1,267,577	14,374,323
NU Holdings Ltd., Class A(b)	1,282,857	9,300,713
Pinnacle Financial Partners, Inc.	133,022	8,917,795
Popular, Inc.	126,239	7,954,319
Prosperity Bancshares, Inc.	155,902	8,509,131
Regions Financial Corp.	1,663,646	28,614,711
Synovus Financial Corp.	259,376	7,210,653
Webster Financial Corp.	309,465	12,474,534
Western Alliance Bancorp	190,670	8,765,100

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	109,057	$8,233,804
Zions Bancorp N.A	257,350	8,978,941

		364,284,373

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A, NVS(b)	1,349	525,476
Brown-Forman Corp., Class A(a)	17,781	1,033,076
Brown-Forman Corp., Class B, NVS	66,812	3,854,384
Molson Coors Beverage Co., Class B	310,100	19,719,259

		25,132,195

Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc.(b)	43,682	7,736,082
Biogen, Inc.(b)	256,166	65,837,224
BioMarin Pharmaceutical, Inc.(a)(b)	292,754	25,902,874
Exact Sciences Corp.(b)	206,844	14,110,898
Exelixis, Inc.(b)	148,298	3,240,311
Horizon Therapeutics PLC(b)	45,955	5,316,534
Incyte Corp.(b)	87,133	5,033,673
Ionis Pharmaceuticals, Inc.(a)(b)	34,933	1,584,561
Karuna Therapeutics, Inc.(a)(b)	6,648	1,124,110
Mirati Therapeutics, Inc.(a)(b)	80,542	3,508,410
Roivant Sciences Ltd.(a)(b)	34,376	401,512
United Therapeutics Corp.(b)	80,213	18,117,710

		151,913,899

Broadline Retail — 0.5%
eBay, Inc.	889,670	39,225,550
Etsy, Inc.(b)	96,504	6,232,228
Kohl’s Corp.	199,826	4,188,353
Macy’s, Inc.	485,463	5,636,226
Nordstrom, Inc.	201,375	3,008,543
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	73,963	5,708,464

		63,999,364

Building Products — 2.5%
A O Smith Corp.	195,130	12,903,947
Allegion PLC	11,616	1,210,387
Armstrong World Industries, Inc.	55,959	4,029,048
AZEK Co., Inc. (The), Class A(b)	235,150	6,993,361
Builders FirstSource, Inc.(b)	226,584	28,207,442
Carlisle Cos., Inc.	88,011	22,817,732
Carrier Global Corp.	1,481,013	81,751,918
Fortune Brands Innovations, Inc.	224,897	13,979,598
Hayward Holdings, Inc.(a)(b)	235,744	3,323,990
Lennox International, Inc.	56,694	21,228,501
Masco Corp.	398,936	21,323,129
Owens Corning	159,290	21,728,749
Trane Technologies PLC	284,934	57,815,958

		297,313,760

Capital Markets — 4.5%
Affiliated Managers Group, Inc.	62,951	8,205,033
Bank of New York Mellon Corp. (The)	1,386,921	59,152,181
Blue Owl Capital, Inc., Class A	672,608	8,717,000
Carlyle Group, Inc. (The)	376,416	11,352,707
Cboe Global Markets, Inc.	186,617	29,151,442
Coinbase Global, Inc., Class A(a)(b)	295,700	22,201,156
Evercore, Inc., Class A	62,956	8,680,373
Franklin Resources, Inc.	506,854	12,458,471
Houlihan Lokey, Inc., Class A	83,690	8,964,873
Interactive Brokers Group, Inc., Class A	178,833	15,479,784
Invesco Ltd.	647,521	9,402,005
Janus Henderson Group PLC	240,766	6,216,578
Jefferies Financial Group, Inc.	339,027	12,418,559

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
KKR & Co., Inc., Class A	864,332	$53,242,851
Lazard Ltd., Class A	197,032	6,109,962
MSCI, Inc., Class A	68,138	34,960,245
Nasdaq, Inc.	608,062	29,545,733
Northern Trust Corp.	363,303	25,242,292
Raymond James Financial, Inc.	336,944	33,839,286
Robinhood Markets, Inc., Class A(a)(b)	1,183,831	11,613,382
SEI Investments Co.	181,590	10,937,166
State Street Corp.	564,613	37,806,487
Stifel Financial Corp.	181,256	11,136,369
T Rowe Price Group, Inc.	392,586	41,170,494
TPG, Inc., Class A	80,393	2,421,437
Tradeweb Markets, Inc., Class A	132,347	10,614,229
Virtu Financial, Inc., Class A	157,675	2,723,047
XP, Inc., Class A	537,907	12,398,756

		536,161,898

Chemicals — 3.8%
Albemarle Corp.(a)	207,761	35,327,680
Ashland, Inc.	84,539	6,905,145
Axalta Coating Systems Ltd.(b)	348,764	9,381,752
Celanese Corp., Class A	175,338	22,008,426
CF Industries Holdings, Inc.	346,886	29,742,006
Chemours Co. (The)	266,094	7,463,937
Corteva, Inc.	1,268,511	64,897,023
DuPont de Nemours, Inc.	816,530	60,904,973
Eastman Chemical Co.	210,821	16,174,187
Element Solutions, Inc.	400,389	7,851,628
FMC Corp.	188,458	12,621,032
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	2,517,610	4,556,874
Huntsman Corp.	301,522	7,357,137
International Flavors & Fragrances, Inc.	453,105	30,888,168
LyondellBasell Industries NV, Class A	459,137	43,480,274
Mosaic Co. (The)	587,133	20,901,935
NewMarket Corp.	10,992	5,001,800
Olin Corp.	230,160	11,503,397
PPG Industries, Inc.	312,028	40,501,234
RPM International, Inc.	183,077	17,357,530
Westlake Corp.	58,114	7,245,072

		462,071,210

Commercial Services & Supplies — 0.9%
Cintas Corp.	17,103	8,226,714
Clean Harbors, Inc.(a)(b)	89,498	14,978,385
Driven Brands Holdings, Inc.(b)	109,634	1,380,292
MSA Safety, Inc.	54,095	8,528,077
RB Global, Inc.(a)	75,332	4,708,250
Republic Services, Inc.	367,400	52,358,174
Stericycle, Inc.(a)(b)	165,253	7,388,462
Tetra Tech, Inc.	77,358	11,760,737

		109,329,091

Communications Equipment — 0.5%
Ciena Corp.(b)	262,274	12,395,069
F5, Inc.(b)	107,215	17,276,625
Juniper Networks, Inc.	564,636	15,691,235
Lumentum Holdings, Inc.(b)	122,782	5,547,291
Ubiquiti, Inc.	1,158	168,257
Viasat, Inc.(a)(b)	208,366	3,846,436

		54,924,913

Construction & Engineering — 0.8%
AECOM	232,229	19,284,296
EMCOR Group, Inc.	54,688	11,505,808
MasTec, Inc.(b)	110,802	7,974,420

Security	Shares	Value

Construction & Engineering (continued)
MDU Resources Group, Inc.	362,532	$7,098,377
Quanta Services, Inc.	187,997	35,168,599
Valmont Industries, Inc.	34,691	8,333,125
WillScot Mobile Mini Holdings Corp.(b)	262,271	10,907,851

		100,272,476

Construction Materials — 0.7%
Eagle Materials, Inc.	21,553	3,589,006
Martin Marietta Materials, Inc.	109,544	44,965,621
Vulcan Materials Co.	183,377	37,045,821

		85,600,448

Consumer Finance — 0.9%
Ally Financial, Inc.	482,662	12,877,422
Credit Acceptance Corp.(a)(b)	11,536	5,307,944
Discover Financial Services	442,747	38,355,173
OneMain Holdings, Inc.	200,870	8,052,878
SLM Corp.	244,034	3,323,743
SoFi Technologies, Inc.(a)(b)	1,633,602	13,052,480
Synchrony Financial	738,664	22,580,959

		103,550,599

Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	677,674	15,417,083
BJ’s Wholesale Club Holdings, Inc.(a)(b)	153,759	10,973,780
Casey’s General Stores, Inc.	56,772	15,414,733
Dollar Tree, Inc.(b)	371,236	39,518,072
Grocery Outlet Holding Corp.(a)(b)	167,916	4,844,377
Kroger Co. (The)	1,160,744	51,943,294
Performance Food Group Co.(b)	143,431	8,442,349
U.S. Foods Holding Corp.(b)	402,811	15,991,597
Walgreens Boots Alliance, Inc.	1,271,299	28,273,690

		190,818,975

Containers & Packaging — 1.7%
Amcor PLC	2,625,680	24,051,229
AptarGroup, Inc.	116,494	14,566,410
Ardagh Group SA, Class A(b)	34,751	189,567
Ardagh Metal Packaging SA	17,939	56,149
Avery Dennison Corp.	96,355	17,601,168
Ball Corp.	546,669	27,213,183
Berry Global Group, Inc.	212,593	13,161,632
Crown Holdings, Inc.	188,659	16,692,548
Graphic Packaging Holding Co.	255,264	5,687,282
International Paper Co.	614,431	21,793,867
Packaging Corp. of America	156,973	24,103,204
Sealed Air Corp.	113,422	3,727,047
Silgan Holdings, Inc.	150,064	6,469,259
Sonoco Products Co.	172,522	9,376,571
Westrock Co.	449,415	16,089,057

		200,778,173

Distributors — 0.5%
Genuine Parts Co.	248,905	35,936,904
LKQ Corp.	472,446	23,390,801

		59,327,705

Diversified Consumer Services — 0.2%
ADT, Inc.	370,872	2,225,232
Bright Horizons Family Solutions, Inc.(b)	90,129	7,341,908
Grand Canyon Education, Inc.(b)	38,478	4,497,309
H&R Block, Inc.	94,320	4,061,419
Mister Car Wash, Inc.(a)(b)	132,091	727,821
Service Corp. International	166,533	9,515,696

		28,369,385

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
WP Carey, Inc.	375,930	$20,330,294

Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)(b)	439,084	6,871,665
GCI Liberty, Inc. Escrow, Class A(b)(c)	193,912	2
Iridium Communications, Inc.	14,086	640,772

		7,512,439

Electric Utilities — 3.8%
Alliant Energy Corp.	445,819	21,599,930
Avangrid, Inc.	125,386	3,782,896
Constellation Energy Corp.	582,618	63,551,971
Edison International	670,827	42,456,641
Entergy Corp.	375,630	34,745,775
Evergy, Inc.	395,094	20,031,266
Eversource Energy	618,633	35,973,509
FirstEnergy Corp.	966,448	33,033,193
Hawaiian Electric Industries, Inc.(a)	196,844	2,423,150
IDACORP, Inc.	89,103	8,344,496
NRG Energy, Inc.	410,741	15,821,743
OGE Energy Corp.	356,317	11,876,046
PG&E Corp.(b)	3,551,343	57,283,162
Pinnacle West Capital Corp.	201,357	14,835,984
PPL Corp.	1,314,741	30,975,298
Xcel Energy, Inc.	980,011	56,076,229

		452,811,289

Electrical Equipment — 1.4%
Acuity Brands, Inc.	55,659	9,479,284
AMETEK, Inc.	408,996	60,433,249
Generac Holdings, Inc.(a)(b)	108,169	11,786,094
Hubbell, Inc.	51,715	16,207,998
nVent Electric PLC	290,951	15,417,494
Plug Power, Inc.(a)(b)	944,620	7,179,112
Regal Rexnord Corp.	117,547	16,795,115
Sensata Technologies Holding PLC	269,008	10,173,883
Sunrun, Inc.(a)(b)	378,318	4,751,674
Vertiv Holdings Co., Class A	564,481	20,998,693

		173,222,596

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	514,376	43,202,440
Arrow Electronics, Inc.(a)(b)	102,021	12,777,110
Avnet, Inc.	162,916	7,850,922
CDW Corp.	13,841	2,792,560
Cognex Corp.	307,153	13,035,573
Coherent Corp.(a)(b)	213,749	6,976,767
Corning, Inc.	1,349,845	41,129,777
Crane NXT Co.	84,907	4,718,282
IPG Photonics Corp.(b)	53,849	5,467,828
Jabil, Inc.	84,619	10,737,305
Keysight Technologies, Inc.(b)	234,287	30,998,513
Littelfuse, Inc.	43,125	10,665,675
National Instruments Corp.	50,401	3,004,908
TD SYNNEX Corp.	73,474	7,337,114
Teledyne Technologies, Inc.(b)	82,679	33,780,986
Trimble, Inc.(b)	437,173	23,546,138
Vontier Corp.	182,213	5,634,026
Zebra Technologies Corp., Class A(b)	74,559	17,635,440

		281,291,364

Energy Equipment & Services — 1.2%
Baker Hughes Co., Class A	1,801,326	63,622,834
Halliburton Co.	1,276,916	51,715,098

Security	Shares	Value

Energy Equipment & Services (continued)
NOV, Inc.	699,299	$14,615,349
TechnipFMC PLC	777,200	15,808,248

		145,761,529

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	104,778	837,173
Electronic Arts, Inc.	487,225	58,661,890
Liberty Media Corp. - Liberty Formula One, Class A(b)	41,520	2,347,541
Liberty Media Corp. - Liberty Formula One, Class C(b)	344,085	21,436,495
Liberty Media Corp. - Liberty Live, Class A(b)	34,137	1,089,653
Liberty Media Corp. - Liberty Live, Class C, NVS(b)	85,385	2,740,858
Live Nation Entertainment, Inc.(a)(b)	215,204	17,870,540
Madison Square Garden Sports Corp., Class A	33,406	5,889,478
Playtika Holding Corp.(b)	5,231	50,375
Roku, Inc., Class A(a)(b)	192,443	13,584,551
Take-Two Interactive Software, Inc.(b)	292,640	41,083,730
Warner Bros Discovery, Inc., Class A(a)(b)	3,910,358	42,466,488

		208,058,772

Financial Services — 1.7%
Affirm Holdings, Inc., Class A(a)(b)	392,140	8,340,818
Block, Inc., Class A(b)	606,952	26,863,696
Euronet Worldwide, Inc.(b)	42,896	3,405,084
Fidelity National Information Services, Inc.	1,050,726	58,073,626
FleetCor Technologies, Inc.(b)	9,385	2,396,366
Global Payments, Inc.	465,319	53,693,159
Jack Henry & Associates, Inc.	88,927	13,440,427
MGIC Investment Corp.	508,322	8,483,894
Rocket Cos., Inc., Class A(a)(b)	154,518	1,263,957
TFS Financial Corp.	97,425	1,151,564
UWM Holdings Corp., Class A	126,315	612,628
Voya Financial, Inc.	175,347	11,651,808
Western Union Co. (The)	405,388	5,343,014
WEX, Inc.(b)	40,891	7,691,188

		202,411,229

Food Products — 2.0%
Bunge Ltd.	264,946	28,680,405
Campbell Soup Co.	340,266	13,978,127
Conagra Brands, Inc.	847,427	23,236,448
Darling Ingredients, Inc.(b)	281,768	14,708,290
Flowers Foods, Inc.	336,673	7,467,407
Freshpet, Inc.(b)	58,272	3,838,959
Hormel Foods Corp.	513,564	19,530,839
Ingredion, Inc.	117,571	11,568,986
J M Smucker Co. (The)	175,108	21,522,524
Kellanova	462,588	27,528,612
Lamb Weston Holdings, Inc.	14,374	1,329,020
McCormick & Co., Inc., NVS	445,923	33,729,616
Pilgrim’s Pride Corp.(b)	72,477	1,654,650
Post Holdings, Inc.(a)(b)	95,858	8,218,865
Seaboard Corp.(a)	457	1,715,121
Tyson Foods, Inc., Class A	493,020	24,892,580

		243,600,449

Gas Utilities — 0.4%
Atmos Energy Corp.	256,698	27,192,019
National Fuel Gas Co.	159,216	8,264,903
UGI Corp.	369,153	8,490,519

		43,947,441

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation — 0.8%
Avis Budget Group, Inc.(b)	24,175	$4,344,006
Hertz Global Holdings, Inc.(a)(b)	237,287	2,906,766
JB Hunt Transport Services, Inc.	117,272	22,108,117
Knight-Swift Transportation Holdings, Inc.	277,875	13,935,431
Landstar System, Inc.	12,859	2,275,272
Old Dominion Freight Line, Inc.(a)	12,022	4,918,681
Ryder System, Inc.	80,100	8,566,695
Saia, Inc.(a)(b)	42,073	16,772,401
Schneider National, Inc., Class B	96,644	2,676,072
U-Haul Holding Co.(b)	9,759	532,549
U-Haul Holding Co., NVS(a)	110,170	5,771,806
XPO, Inc.(b)	203,106	15,163,894

		99,971,690

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	897,110	33,856,931
Cooper Cos., Inc. (The)(a)	86,215	27,417,232
DENTSPLY SIRONA, Inc.	376,235	12,852,188
Enovis Corp.(b)	94,746	4,995,957
Envista Holdings Corp.(b)	292,948	8,167,390
Globus Medical, Inc., Class A(b)	150,840	7,489,206
Hologic, Inc.(b)	431,138	29,920,977
ICU Medical, Inc.(a)(b)	36,409	4,333,035
Integra LifeSciences Holdings Corp.(b)	129,058	4,928,725
QuidelOrtho Corp.(b)	95,713	6,990,878
STERIS PLC	176,013	38,620,772
Tandem Diabetes Care, Inc.(a)(b)	98,337	2,042,460
Teleflex, Inc.	83,445	16,389,432
Zimmer Biomet Holdings, Inc.	372,675	41,821,589

		239,826,772

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.(b)	159,890	11,241,866
agilon health, Inc.(a)(b)	59,507	1,056,844
Amedisys, Inc.(b)	56,594	5,285,880
Cardinal Health, Inc.	220,534	19,146,762
Chemed Corp.	7,386	3,838,504
Encompass Health Corp.	162,509	10,914,104
Henry Schein, Inc.(b)	231,216	17,167,788
Laboratory Corp. of America Holdings	157,463	31,657,936
Molina Healthcare, Inc.(b)	46,943	15,392,140
Premier, Inc., Class A	213,925	4,599,388
Quest Diagnostics, Inc.	198,554	24,195,791
R1 RCM, Inc.(b)	269,490	4,061,214
Tenet Healthcare Corp.(b)	179,696	11,840,169
Universal Health Services, Inc., Class B	107,749	13,547,282

		173,945,668

Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	677,062	10,338,737
Healthpeak Properties, Inc.	970,773	17,823,392
Medical Properties Trust, Inc.	1,063,930	5,798,419
Omega Healthcare Investors, Inc.	417,347	13,839,227
Ventas, Inc.	708,972	29,868,990
Welltower, Inc.	883,458	72,372,879

		150,041,644

Health Care Technology — 0.1%
Certara, Inc.(b)	134,457	1,955,005
Doximity, Inc., Class A(b)	120,461	2,556,182
Teladoc Health, Inc.(a)(b)	289,019	5,372,863

		9,884,050

Security	Shares	Value

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,254,347	$20,157,356
Park Hotels & Resorts, Inc.	380,702	4,690,249

		24,847,605

Hotels, Restaurants & Leisure — 2.1%
Aramark	416,397	14,448,976
Boyd Gaming Corp.	131,584	8,004,255
Caesars Entertainment, Inc.(b)	216,760	10,046,826
Carnival Corp.(b)	1,769,962	24,283,879
Cava Group, Inc.(a)(b)	6,506	199,279
Darden Restaurants, Inc.	114,162	16,350,282
DoorDash, Inc., Class A(a)(b)	115,691	9,193,964
Expedia Group, Inc.(b)	69,086	7,120,694
Hilton Worldwide Holdings, Inc.	247,321	37,142,668
Hyatt Hotels Corp., Class A	81,749	8,671,934
Marriott Vacations Worldwide Corp.	65,493	6,590,560
MGM Resorts International(a)	518,517	19,060,685
Norwegian Cruise Line Holdings Ltd.(a)(b)	566,284	9,332,360
Penn Entertainment, Inc.(a)(b)	275,540	6,323,643
Planet Fitness, Inc., Class A(b)	78,677	3,869,335
Royal Caribbean Cruises Ltd.(b)	291,333	26,843,423
Travel + Leisure Co.	71,653	2,631,815
Vail Resorts, Inc.	60,945	13,523,086
Wyndham Hotels & Resorts, Inc.	137,840	9,585,393
Wynn Resorts Ltd.	173,028	15,989,517
Yum! Brands, Inc.	61,297	7,658,447

		256,871,021

Household Durables — 2.2%
DR Horton, Inc.	553,388	59,472,608
Garmin Ltd.	272,652	28,682,991
Leggett & Platt, Inc.	238,041	6,048,622
Lennar Corp., Class A	442,475	49,658,969
Lennar Corp., Class B	24,221	2,476,113
Mohawk Industries, Inc.(b)	94,579	8,115,824
Newell Brands, Inc.	685,138	6,186,796
NVR, Inc.(a)(b)	4,774	28,468,794
PulteGroup, Inc.	386,921	28,651,500
Tempur Sealy International, Inc.	237,430	10,290,216
Toll Brothers, Inc.	192,754	14,256,086
TopBuild Corp.(b)	52,749	13,271,648
Whirlpool Corp.	95,278	12,738,669

		268,318,836

Household Products — 0.1%
Church & Dwight Co., Inc.	44,868	4,111,255
Reynolds Consumer Products, Inc.	95,820	2,455,867
Spectrum Brands Holdings, Inc.	71,033	5,565,435

		12,132,557

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	465,399	7,074,065
Brookfield Renewable Corp., Class A	237,527	5,686,396
Clearway Energy, Inc., Class A	61,152	1,218,148
Clearway Energy, Inc., Class C	144,537	3,058,403
Vistra Corp.	462,498	15,345,684

		32,382,696

Industrial REITs — 0.6%
Americold Realty Trust, Inc.	480,520	14,612,613
EastGroup Properties, Inc.	78,134	13,011,655
First Industrial Realty Trust, Inc.	235,353	11,200,449
Rexford Industrial Realty, Inc.	367,044	18,113,622
STAG Industrial, Inc.	320,504	11,060,593

		67,998,932

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 6.4%
Aflac, Inc.	1,069,849	$82,110,911
Allstate Corp. (The)	466,567	51,980,229
American Financial Group, Inc.	129,446	14,455,235
Arch Capital Group Ltd.(b)	545,011	43,442,827
Arthur J. Gallagher & Co.	355,300	80,983,529
Assurant, Inc.	94,084	13,508,581
Assured Guaranty Ltd.	100,473	6,080,626
Axis Capital Holdings Ltd.	137,502	7,750,988
Brighthouse Financial, Inc.(b)	105,641	5,170,070
Brown & Brown, Inc.	257,151	17,959,426
Cincinnati Financial Corp.	273,474	27,973,655
CNA Financial Corp.	45,917	1,806,834
Everest Group Ltd.	65,746	24,435,816
Fidelity National Financial, Inc., Class A	461,712	19,068,705
First American Financial Corp.	176,834	9,989,353
Globe Life, Inc.	155,839	16,944,374
Hanover Insurance Group, Inc. (The)	63,776	7,077,860
Hartford Financial Services Group, Inc. (The)	540,425	38,321,537
Kemper Corp.	106,158	4,461,821
Lincoln National Corp.	274,769	6,784,047
Loews Corp.	327,852	20,756,310
Markel Group, Inc.(a)(b)	23,316	34,332,577
Old Republic International Corp.	478,890	12,901,297
Primerica, Inc.	22,458	4,357,076
Principal Financial Group, Inc.	428,997	30,917,814
Prudential Financial, Inc.	651,470	61,817,988
Reinsurance Group of America, Inc.	118,224	17,164,942
RenaissanceRe Holdings Ltd.	65,809	13,024,917
RLI Corp.	56,221	7,639,872
Unum Group	349,457	17,189,790
W R Berkley Corp.	359,179	22,804,275
White Mountains Insurance Group Ltd.(a)	4,455	6,663,299
Willis Towers Watson PLC	164,280	34,327,949

		764,204,530

Interactive Media & Services — 0.1%
IAC, Inc.(b)	132,091	6,656,066
Match Group, Inc.(a)(b)	48,714	1,908,371
TripAdvisor, Inc.(a)(b)	198,083	3,284,216
ZoomInfo Technologies, Inc., Class A(b)	270,415	4,434,806

		16,283,459

IT Services — 1.6%
Akamai Technologies, Inc.(b)	273,015	29,087,018
Amdocs Ltd.	211,034	17,830,263
Cognizant Technology Solutions Corp., Class A	903,361	61,193,674
DXC Technology Co.(b)	374,802	7,807,126
GoDaddy, Inc., Class A(b)	108,913	8,111,840
Kyndryl Holdings, Inc.(b)	404,845	6,113,160
Okta, Inc., Class A(b)	249,869	20,366,822
Twilio, Inc., Class A(a)(b)	251,410	14,715,027
VeriSign, Inc.(a)(b)	152,102	30,805,218

		196,030,148

Leisure Products — 0.4%
Brunswick Corp.	115,229	9,103,091
Hasbro, Inc.	232,573	15,382,378
Mattel, Inc.(a)(b)	622,346	13,710,282
Polaris, Inc.	87,734	9,136,619

		47,332,370

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	98,580	11,023,216
Avantor, Inc.(a)(b)	1,197,128	25,235,458
Azenta, Inc.(b)	114,509	5,747,207

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A(b)	37,418	$13,412,482
Bio-Techne Corp.	15,649	1,065,227
Charles River Laboratories International, Inc.(a)(b)	90,167	17,670,929
Fortrea Holdings, Inc.(b)	157,202	4,494,405
ICON PLC(b)	123,543	30,422,464
Illumina, Inc.(b)	196,977	27,041,003
IQVIA Holdings, Inc.(a)(b)	24,342	4,789,288
Maravai LifeSciences Holdings, Inc., Class A(b)	81,625	816,250
QIAGEN NV(b)	404,183	16,369,411
Repligen Corp.(a)(b)	54,734	8,703,253
Revvity, Inc.	223,907	24,786,505
Sotera Health Co.(a)(b)	51,765	775,440

		192,352,538

Machinery — 6.1%
AGCO Corp.	111,395	13,175,801
Allison Transmission Holdings, Inc.	144,970	8,561,928
CNH Industrial NV	1,734,010	20,981,521
Crane Co.	86,116	7,650,546
Cummins, Inc.	252,177	57,612,357
Donaldson Co., Inc.	127,016	7,575,234
Dover Corp.	247,540	34,534,305
Esab Corp.	101,418	7,121,572
Flowserve Corp.	231,136	9,192,279
Fortive Corp.(a)	627,583	46,541,555
Gates Industrial Corp. PLC(b)	188,577	2,189,379
Graco, Inc.	175,768	12,809,972
IDEX Corp.	123,269	25,642,417
Ingersoll Rand, Inc.	718,271	45,768,228
ITT, Inc.	147,141	14,406,575
Lincoln Electric Holdings, Inc.	6,395	1,162,547
Middleby Corp. (The)(b)	94,722	12,124,416
Nordson Corp.	101,449	22,640,373
Oshkosh Corp.	116,278	11,096,410
Otis Worldwide Corp.	691,934	55,569,220
PACCAR, Inc.	911,444	77,490,969
Parker-Hannifin Corp.	227,136	88,474,015
Pentair PLC	291,701	18,887,640
RBC Bearings, Inc.(a)(b)	49,946	11,693,857
Snap-on, Inc.	92,318	23,546,629
Stanley Black & Decker, Inc.	271,592	22,699,659
Timken Co. (The)	111,897	8,223,311
Westinghouse Air Brake Technologies Corp.	316,405	33,624,359
Xylem, Inc.	370,755	33,749,828

		734,746,902

Marine Transportation — 0.1%
Kirby Corp.(b)	105,329	8,721,241

Media — 1.3%
Cable One, Inc.	9,427	5,803,638
DISH Network Corp., Class A(b)	436,835	2,559,853
Fox Corp., Class A, NVS	472,766	14,750,299
Fox Corp., Class B	237,090	6,847,159
Interpublic Group of Cos., Inc. (The)	683,374	19,585,499
Liberty Broadband Corp., Class A(a)(b)	23,075	2,097,748
Liberty Broadband Corp., Class C, NVS(a)(b)	164,495	15,021,684
Liberty Media Corp. - Liberty SiriusXM, NVS(b)	273,022	6,951,140
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	134,871	3,432,467
New York Times Co. (The), Class A	288,140	11,871,368
News Corp., Class A, NVS	677,936	13,599,396
News Corp., Class B	205,491	4,288,597
Nexstar Media Group, Inc., Class A	40,418	5,794,729

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group, Inc.	350,103	$26,075,672
Paramount Global, Class A(a)	13,264	209,439
Paramount Global, Class B, NVS	1,026,057	13,236,135
Sirius XM Holdings, Inc.(a)	1,136,173	5,135,502

		157,260,325

Metals & Mining — 1.5%
Alcoa Corp.	317,389	9,223,324
Cleveland-Cliffs, Inc.(b)	904,500	14,137,335
MP Materials Corp., Class A(b)	183,164	3,498,432
Nucor Corp.	447,606	69,983,198
Reliance Steel & Aluminum Co.	103,672	27,185,909
Royal Gold, Inc.	116,811	12,420,514
SSR Mining, Inc.	364,303	4,841,587
Steel Dynamics, Inc.	285,982	30,662,990
United States Steel Corp.	394,856	12,824,923

		184,778,212

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,059,053	9,997,460
Annaly Capital Management, Inc.	877,420	16,504,270
Rithm Capital Corp.	863,760	8,024,331
Starwood Property Trust, Inc.	520,212	10,066,102

		44,592,163

Multi-Utilities — 2.5%
Ameren Corp.	464,733	34,775,970
CenterPoint Energy, Inc.	1,119,968	30,071,141
CMS Energy Corp.	517,791	27,499,880
Consolidated Edison, Inc.	617,218	52,790,656
DTE Energy Co.	365,619	36,298,654
NiSource, Inc.	733,484	18,102,385
Public Service Enterprise Group, Inc.	884,682	50,347,253
WEC Energy Group, Inc.	560,050	45,112,027

		294,997,966

Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.	304,363	30,466,736
Boston Properties, Inc.	279,074	16,599,322
Cousins Properties, Inc.	272,410	5,548,992
Highwoods Properties, Inc.	183,590	3,783,790
Kilroy Realty Corp.	206,112	6,515,200
Vornado Realty Trust	317,881	7,209,541

		70,123,581

Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp.	398,929	4,779,169
Antero Resources Corp.(b)	503,958	12,790,454
APA Corp.	62,437	2,566,161
Chesapeake Energy Corp.	225,051	19,406,148
Coterra Energy, Inc.	1,324,671	35,832,351
Devon Energy Corp.	1,140,096	54,382,579
Diamondback Energy, Inc.	322,277	49,914,262
DT Midstream, Inc.	171,576	9,079,802
EQT Corp.	639,349	25,944,783
Hess Corp.	218,014	33,356,142
HF Sinclair Corp.	251,683	14,328,313
Marathon Oil Corp.	1,102,809	29,500,141
ONEOK, Inc.	749,578	47,545,733
Ovintiv, Inc.	254,948	12,127,876
Phillips 66	818,975	98,399,846
Range Resources Corp.	417,320	13,525,341
Southwestern Energy Co.(b)	1,956,243	12,617,767
Williams Cos., Inc. (The)	2,165,222	72,946,329

		549,043,197

Security	Shares	Value

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	115,192	$6,366,662

Passenger Airlines — 0.9%
Alaska Air Group, Inc.(b)	224,280	8,316,302
American Airlines Group, Inc.(a)(b)	728,613	9,333,533
Delta Air Lines, Inc.	1,080,776	39,988,712
Southwest Airlines Co.	1,054,816	28,553,869
United Airlines Holdings, Inc.(b)	579,602	24,517,165

		110,709,581

Personal Care Products — 0.1%
Coty, Inc., Class A(b)	645,774	7,084,141
Olaplex Holdings, Inc.(b)	229,903	448,311

		7,532,452

Pharmaceuticals — 0.7%
Catalent, Inc.(a)(b)	320,132	14,575,610
Elanco Animal Health, Inc.(b)	866,560	9,740,134
Jazz Pharmaceuticals PLC(b)	52,872	6,843,752
Organon & Co.	456,654	7,927,513
Perrigo Co. PLC	241,710	7,722,635
Royalty Pharma PLC, Class A	658,803	17,879,913
Viatris, Inc.	2,122,524	20,928,087

		85,617,644

Professional Services — 1.8%
Broadridge Financial Solutions, Inc.	34,611	6,197,100
CACI International, Inc., Class A(b)	40,219	12,625,951
Ceridian HCM Holding, Inc.(a)(b)	239,868	16,275,044
Clarivate PLC(a)(b)	844,388	5,665,843
Concentrix Corp.	78,985	6,327,488
Dun & Bradstreet Holdings, Inc.	480,495	4,800,145
Equifax, Inc.(a)	66,808	12,237,889
FTI Consulting, Inc.(a)(b)	47,933	8,551,727
Genpact Ltd.	237,965	8,614,333
Jacobs Solutions, Inc.	223,236	30,471,714
KBR, Inc.	151,857	8,950,452
Leidos Holdings, Inc.	242,190	22,320,230
ManpowerGroup, Inc.	90,451	6,631,867
Paycor HCM, Inc.(a)(b)	52,843	1,206,406
Robert Half, Inc.	187,398	13,732,525
Science Applications International Corp.	95,858	10,116,853
SS&C Technologies Holdings, Inc.	385,559	20,257,270
TransUnion(a)	342,550	24,591,665

		219,574,502

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)(b)	551,394	40,725,961
CoStar Group, Inc.(b)	408,943	31,443,627
Howard Hughes Holdings, Inc.(a)(b)	59,382	4,401,988
Jones Lang LaSalle, Inc.(a)(b)	84,462	11,924,345
Zillow Group, Inc., Class A(a)(b)	99,854	4,472,461
Zillow Group, Inc., Class C, NVS(a)(b)	275,004	12,694,184

		105,662,566

Residential REITs — 2.2%
American Homes 4 Rent, Class A	590,734	19,901,828
Apartment Income REIT Corp.	265,039	8,136,697
AvalonBay Communities, Inc.	251,516	43,195,358
Camden Property Trust	184,072	17,409,530
Equity LifeStyle Properties, Inc.	212,119	13,514,102
Equity Residential	663,988	38,982,736
Essex Property Trust, Inc.	113,247	24,018,556
Invitation Homes, Inc.(a)	1,084,587	34,370,562
Mid-America Apartment Communities, Inc.	206,676	26,588,867

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Sun Communities, Inc.	170,508	$20,177,917
UDR, Inc.	549,529	19,601,699

		265,897,852

Retail REITs — 1.7%
Agree Realty Corp.	163,837	9,050,356
Brixmor Property Group, Inc.	534,062	11,097,808
Federal Realty Investment Trust	143,964	13,047,457
Kimco Realty Corp.	1,073,545	18,883,657
NNN REIT, Inc.	323,115	11,418,884
Realty Income Corp.	1,198,143	59,835,261
Regency Centers Corp.	320,540	19,052,898
Simon Property Group, Inc.	451,454	48,770,576
Spirit Realty Capital, Inc.	248,479	8,331,501

		199,488,398

Semiconductors & Semiconductor Equipment — 2.7%
Cirrus Logic, Inc.(b)	98,994	7,321,596
Entegris, Inc.(a)	251,004	23,571,786
First Solar, Inc.(a)(b)	188,837	30,514,171
GLOBALFOUNDRIES, Inc.(a)(b)	140,540	8,178,023
Marvell Technology, Inc.	1,519,177	82,233,051
Microchip Technology, Inc.	273,978	21,383,983
MKS Instruments, Inc.	118,314	10,238,893
ON Semiconductor Corp.(a)(b)	766,588	71,254,355
Qorvo, Inc.(b)	173,283	16,543,328
Skyworks Solutions, Inc.	283,026	27,903,533
Teradyne, Inc.(a)	47,109	4,732,570
Universal Display Corp.	45,295	7,110,862
Wolfspeed, Inc.(b)	220,824	8,413,394

		319,399,545

Software — 1.5%
ANSYS, Inc.(a)(b)	27,195	8,091,872
AppLovin Corp., Class A(b)	278,179	11,116,033
Aspen Technology, Inc.(b)	49,393	10,089,014
Bentley Systems, Inc., Class B(a)	24,749	1,241,410
BILL Holdings, Inc.(a)(b)	181,960	19,755,397
CCC Intelligent Solutions Holdings, Inc.(a)(b)	355,001	4,739,263
Dolby Laboratories, Inc., Class A	105,948	8,397,439
Dropbox, Inc., Class A(a)(b)	51,299	1,396,872
Gen Digital, Inc.	832,342	14,715,807
Guidewire Software, Inc.(a)(b)	144,145	12,973,050
HashiCorp, Inc., Class A(a)(b)	56,660	1,293,548
Informatica, Inc., Class A(a)(b)	69,103	1,456,000
nCino, Inc.(a)(b)	115,120	3,660,816
NCR Corp.(b)	229,287	6,183,870
Nutanix, Inc., Class A(a)(b)	307,906	10,739,761
PTC, Inc.(b)	97,112	13,758,828
SentinelOne, Inc., Class A(a)(b)	355,269	5,989,835
Tyler Technologies, Inc.(a)(b)	18,226	7,037,788
UiPath, Inc., Class A(a)(b)	154,469	2,642,965
Unity Software, Inc.(a)(b)	310,273	9,739,470
Zoom Video Communications, Inc., Class A(a)(b)	445,245	31,140,435

		186,159,473

Specialized REITs — 2.6%
CubeSmart	396,780	15,129,221
Digital Realty Trust, Inc.	530,952	64,255,811
EPR Properties	131,105	5,446,102
Extra Space Storage, Inc.	371,143	45,123,566
Gaming & Leisure Properties, Inc.	446,428	20,334,795
Iron Mountain, Inc.	260,425	15,482,266
Lamar Advertising Co., Class A	35,126	2,931,967
National Storage Affiliates Trust	140,849	4,470,547

Security	Shares	Value

Specialized REITs (continued)
Rayonier, Inc.	263,075	$7,487,115
SBA Communications Corp., Class A	171,332	34,295,526
VICI Properties, Inc.	1,785,698	51,963,812
Weyerhaeuser Co.	1,303,572	39,967,518

		306,888,246

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	106,575	5,960,740
AutoNation, Inc.(b)	52,446	7,940,324
Bath & Body Works, Inc.	407,647	13,778,469
Best Buy Co., Inc.	298,276	20,721,234
CarMax, Inc.(a)(b)	264,533	18,710,419
Dick’s Sporting Goods, Inc.	99,213	10,772,548
GameStop Corp., Class A(a)(b)	479,577	7,893,837
Gap, Inc. (The)	342,956	3,645,622
Lithia Motors, Inc., Class A(a)	48,168	14,225,455
Murphy U.S.A., Inc.	1,841	629,125
Penske Automotive Group, Inc.(a)	36,107	6,032,035
Petco Health & Wellness Co., Inc.(a)(b)	157,675	644,891
RH(a)(b)	25,735	6,803,305
Ross Stores, Inc.	39,730	4,487,504
Valvoline, Inc.(a)	217,759	7,020,550
Victoria’s Secret & Co.(a)(b)	76,457	1,275,303
Wayfair, Inc., Class A(b)	96,034	5,816,779
Williams-Sonoma, Inc.	98,896	15,368,438

		151,726,578

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,302,325	39,991,385
HP, Inc.	1,220,645	31,370,577
NetApp, Inc.	226,298	17,171,492
Pure Storage, Inc., Class A(b)	108,045	3,848,563
Western Digital Corp.(b)	566,852	25,865,457

		118,247,474

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(b)	201,361	10,593,602
Carter’s, Inc.	64,960	4,491,984
Columbia Sportswear Co.	63,102	4,675,858
PVH Corp.	111,576	8,536,680
Ralph Lauren Corp., Class A	71,199	8,265,492
Skechers U.S.A., Inc., Class A(b)	220,595	10,798,125
Tapestry, Inc.	392,701	11,290,154
Under Armour, Inc., Class A(a)(b)	332,651	2,278,659
Under Armour, Inc., Class C, NVS(b)	360,379	2,299,218
VF Corp.	623,549	11,018,111

		74,247,883

Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A	185,542	7,312,210
Core & Main, Inc., Class A(a)(b)	192,118	5,542,604
Fastenal Co.	255,168	13,942,379
Ferguson PLC	346,429	56,977,178
MSC Industrial Direct Co., Inc., Class A	82,300	8,077,745
SiteOne Landscape Supply, Inc.(a)(b)	53,960	8,819,762
United Rentals, Inc.	96,797	43,033,042
Watsco, Inc.	44,347	16,750,749
WESCO International, Inc.	78,791	11,331,722

		171,787,391

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.5%
American Water Works Co., Inc.(a)	345,812	$42,821,900
Essential Utilities, Inc.	430,678	14,785,176

		57,607,076

Total Long-Term Investments — 99.7% (Cost: $11,572,338,489)		11,982,422,963

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	476,647,211	476,837,870
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	72,576,287	72,576,287

Total Short-Term Securities — 4.6% (Cost: $549,119,567)		549,414,157

Total Investments — 104.3% (Cost: $12,121,458,056)		12,531,837,120

Liabilities in Excess of Other Assets — (4.3)%		(518,382,741)

Net Assets — 100.0%		$12,013,454,379

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$389,623,363	$87,164,458	(a)	$—	$23,156	$26,893	$476,837,870	476,647,211	$4,126,594	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,494,031	60,082,256	(a)	—	—	—	72,576,287	72,576,287	495,098		—

					$23,156	$26,893	$549,414,157		$4,621,692		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	22	12/15/23	$4,758	$(136,936)
S&P Mid 400 E-Mini Index	92	12/15/23	23,188	(510,252)

				$(647,188)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$647,188	$—	$—	$—	$647,188

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,494,807	$—	$—	$—	$2,494,807
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,623,721)	$—	$—	$—	$(1,623,721)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$26,793,390

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Russell Mid-Cap Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,982,233,394	$189,567	$2	$11,982,422,963
Short-Term Securities
Money Market Funds	549,414,157	—	—	549,414,157

	$12,531,647,551	$189,567	$2	$12,531,837,120

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(647,188)	$—	$—	$(647,188)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$10,968,653,944	$11,982,422,963
Investments, at value — affiliated(c)	338,573,688	549,414,157
Cash	1,184,772	8,210,411
Cash pledged:
Futures contracts	1,439,459	1,746,590
Receivables:
Investments sold	3,269,490	32,848,090
Securities lending income — affiliated	167,137	477,114
Dividends — unaffiliated	7,664,830	17,861,996
Dividends — affiliated	85,619	98,423

Total assets	11,321,038,939	12,593,079,744

LIABILITIES
Collateral on securities loaned	251,801,066	476,377,039
Payables:
Investments purchased	3,269,490	32,848,090
Capital shares redeemed	2	423,931
Income dividend distributions	45,434,096	67,472,908
Investment advisory fees	1,873,072	2,388,728
Other accrued expenses	628	269
Variation margin on futures contracts	75,150	114,400

Total liabilities	302,453,504	579,625,365

Commitments and contingent liabilities

NET ASSETS	$11,018,585,435	$12,013,454,379

NET ASSETS CONSIST OF:
Paid-in capital	$8,648,161,324	$12,221,234,523
Accumulated earnings (loss)	2,370,424,111	(207,780,144)

NET ASSETS	$11,018,585,435	$12,013,454,379

NET ASSET VALUE
Shares outstanding	$44,950,000	$115,150,000

Net asset value	$245.13	$104.33

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$8,389,599,938	$11,572,338,489
(b) Securities loaned, at value	$245,725,349	$463,284,712
(c) Investments, at cost — affiliated	$334,365,982	$549,119,567

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$86,593,961	$132,056,615
Dividends — affiliated	868,854	495,098
Securities lending income — affiliated — net	1,235,977	4,126,594
Foreign taxes withheld	(17,451)	(55,645)

Total investment income	88,681,341	136,622,662

EXPENSES
Investment advisory	11,200,166	14,761,498
Interest expense	1,388	890

Total expenses	11,201,554	14,762,388

Net investment income	77,479,787	121,860,274

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,981,601)	(196,587,314)
Investments — affiliated	(35,000)	23,156
Futures contracts	2,741,924	2,494,807
In-kind redemptions — unaffiliated(a)	151,144,890	379,829,290
In-kind redemptions — affiliated(a)	319,194	—

	117,189,407	185,759,939

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	318,541,696	(433,061,782)
Investments — affiliated	(1,141,055)	26,893
Futures contracts	(1,898,609)	(1,623,721)

	315,502,032	(434,658,610)

Net realized and unrealized gain (loss)	432,691,439	(248,898,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$510,171,226	$(127,038,397)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell 3000 ETF		iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$77,479,787	$155,324,323	$121,860,274	$248,398,209
Net realized gain	117,189,407	634,014,810	185,759,939	778,558,349
Net change in unrealized appreciation (depreciation)	315,502,032	(1,800,920,907)	(434,658,610)	(2,368,540,120)

Net increase (decrease) in net assets resulting from operations	510,171,226	(1,011,581,774)	(127,038,397)	(1,341,583,562)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(74,482,091)	(161,314,568)	(112,252,595)	(252,968,676)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(145,007,232)	(116,682,684)	(423,380,272)	(637,067,384)

NET ASSETS
Total increase (decrease) in net assets	290,681,903	(1,289,579,026)	(662,671,264)	(2,231,619,622)
Beginning of period	10,727,903,532	12,017,482,558	12,676,125,643	14,907,745,265

End of period	$11,018,585,435	$10,727,903,532	$12,013,454,379	$12,676,125,643

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$235.52		$262.10	$237.19	$148.31	$166.74	$156.30

Net investment income(a)	1.72		3.37	2.87	2.73	2.91	2.78
Net realized and unrealized gain(b)	9.54		(26.44)	25.00	89.03	(18.04)	10.52

Net increase from investment operations	11.26		(23.07)	27.87	91.76	(15.13)	13.30

Distributions from net investment income(c)	(1.65)		(3.51)	(2.96)	(2.88)	(3.30)	(2.86)

Net asset value, end of period	$245.13		$235.52	$262.10	$237.19	$148.31	$166.74

Total Return(d)
Based on net asset value	4.79	%(e)	(8.72)%	11.75%	62.21%	(9.29)%	8.59%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.38	%(g)	1.47%	1.10%	1.37%	1.69%	1.72%

Supplemental Data
Net assets, end of period (000)	$11,018,585		$10,727,904	$12,017,483	$10,958,347	$8,230,988	$9,379,045

Portfolio turnover rate(h)	2%		4%	5%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$106.21		$119.55	$109.15	$64.10	$86.86	$86.44

Net investment income(a)	1.04		2.04	1.62	1.43	1.93	1.67
Net realized and unrealized gain(b)	(1.95)		(13.31)	10.55	45.22	(22.63)	0.70

Net increase from investment operations	(0.91)		(11.27)	12.17	46.65	(20.70)	2.37

Distributions from net investment income(c)	(0.97)		(2.07)	(1.77)	(1.60)	(2.06)	(1.95)

Net asset value, end of period	$104.33		$106.21	$119.55	$109.15	$64.10	$86.86

Total Return(d)
Based on net asset value	(0.86	)%(e)	(9.37)%	11.19%	73.40%	(24.28)%	2.78%

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)	0.23%	0.23%	0.23%	0.24%	0.24%

Net investment income	1.93	%(g)	1.88%	1.39%	1.65%	2.18%	1.93%

Supplemental Data
Net assets, end of period (000)	$12,013,454		$12,676,126	$14,907,745	$13,120,026	$8,201,945	$11,218,007

Portfolio turnover rate(h)	17%		19%	21%	25%	20%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell 3000	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited)   (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Russell 3000
Barclays Bank PLC	$20,332,857	$(20,332,857)	$—		$—
Barclays Capital, Inc.	9,450	(9,450)	—		—
BMO Capital Markets Corp.	217	(217)	—		—
BNP Paribas SA	24,800,564	(24,800,564)	—		—
BofA Securities, Inc.	9,067,639	(9,067,639)	—		—
Citadel Clearing LLC	2,809,191	(2,809,191)	—		—
Citigroup Global Markets, Inc.	7,637,911	(7,637,911)	—		—
Credit Suisse Securities (USA) LLC	6,900	(6,900)	—		—
Goldman Sachs & Co. LLC	23,773,335	(23,773,335)	—		—
HSBC Bank PLC	12,464,907	(12,464,907)	—		—
J.P. Morgan Securities LLC	33,456,786	(33,456,786)	—		—
Jefferies LLC	1,155,961	(1,155,961)	—		—
Morgan Stanley	19,322,545	(19,322,545)	—		—
National Financial Services LLC	2,291,118	(2,291,118)	—		—
Natixis SA	1,092,381	(1,092,381)	—		—
Pershing LLC	61,141	(61,141)	—		—
RBC Capital Market LLC	24,658,227	(24,658,227)	—		—
Scotia Capital (USA), Inc.	16,134,849	(16,134,849)	—		—
Scotia Capital, Inc.	13,193,330	(13,193,330)	—		—
SG Americas Securities LLC	249,898	(249,898)	—		—
State Street Bank & Trust Co.	157,129	(157,129)	—		—
Toronto-Dominion Bank	17,520,795	(17,520,795)	—		—
UBS AG	10,207,818	(10,207,818)	—		—
UBS Securities LLC	594,348	(594,348)	—		—
Virtu Americas LLC	674,283	(674,283)	—		—
Wells Fargo Bank N.A	3,427,570	(3,427,570)	—		—
Wells Fargo Securities LLC	624,199	(624,199)	—		—

	$245,725,349	$(245,725,349)	$—		$—

Russell Mid-Cap Value
Barclays Bank PLC	$30,959,405	$(30,959,405)	$—		$—
Barclays Capital, Inc.	432,701	(432,701)	—		—
BMO Capital Markets Corp.	82,613	(82,613)	—		—
BNP Paribas SA	66,185,873	(66,185,873)	—		—
BofA Securities, Inc.	24,906,843	(24,906,843)	—		—
Citadel Clearing LLC	5,302,671	(5,302,671)	—		—
Citigroup Global Markets, Inc.	28,315,980	(28,315,980)	—		—
Goldman Sachs & Co. LLC	30,780,357	(30,780,357)	—		—
HSBC Bank PLC	6,584,900	(6,584,900)	—		—
J.P. Morgan Securities LLC	30,386,457	(30,386,457)	—		—
Jefferies LLC	1,739,725	(1,739,725)	—		—
Morgan Stanley	54,673,284	(54,673,284)	—		—
National Financial Services LLC	908,290	(908,290)	—		—
Natixis SA	1,124,637	(1,124,637)	—		—
Nomura Securities International, Inc.	1,220,021	(1,220,021)	—		—
RBC Capital Market LLC	21,028,327	(21,028,327)	—		—
Scotia Capital (USA), Inc.	15,864,564	(15,864,564)	—		—
Scotia Capital, Inc.	78,106,355	(78,106,355)	—		—
SG Americas Securities LLC	1,134,490	(1,134,490)	—		—
State Street Bank & Trust Co.	70,750	(70,750)	—		—
Toronto-Dominion Bank	22,425,207	(22,425,207)	—		—
UBS AG	25,874,806	(25,874,806)	—		—
UBS Securities LLC	3,885,953	(3,885,953)	—		—
Virtu Americas LLC	1,198,299	(1,198,299)	—		—
Wells Fargo Bank N.A	4,988,496	(4,988,496)	—		—
Wells Fargo Securities LLC	5,103,708	(5,103,708)	—		—

	$463,284,712	$(463,284,712)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the following fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund, as follows:

iShares ETF	Investment Advisory Fees

Russell 3000	0.20%

For its investment advisory services to the iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited)   (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Russell 3000	$341,885
Russell Mid-Cap Value	1,057,788

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell 3000	$19,271,447	$31,611,984	$(4,366,465)
Russell Mid-Cap Value	1,366,197,770	998,075,828	(5,666,041)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell 3000	$205,032,654	$200,527,348
Russell Mid-Cap Value	2,157,147,112	2,145,628,095

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell 3000	$159,285,745	$303,957,460
Russell Mid-Cap Value	1,061,693,436	1,487,082,500

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Russell 3000	$262,843,385	$—
Russell Mid-Cap Value	701,035,961	50,735

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell 3000	$8,792,235,765	$3,372,441,555	$(858,215,334)	$2,514,226,221
Russell Mid-Cap Value	12,232,020,436	1,564,987,815	(1,265,818,319)	299,169,496

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited)   (continued)

may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Russell 3000
Shares sold	650,000	$160,300,439	6,250,000	$1,412,201,639
Shares redeemed	(1,250,000)	(305,307,671)	(6,550,000)	(1,528,884,323)

	(600,000)	$(145,007,232)	(300,000)	$(116,682,684)

Russell Mid-Cap Value
Shares sold	9,750,000	$1,069,398,136	25,450,000	$2,683,741,714
Shares redeemed	(13,950,000)	(1,492,778,408)	(30,800,000)	(3,320,809,098)

	(4,200,000)	$(423,380,272)	(5,350,000)	$(637,067,384)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Russell 3000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Board Review and Approval of Investment Advisory Contract   (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract   (continued)

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract   (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$1.654037	$—	$—	$1.654037	100%	—%	—%	100%
Russell Mid-Cap Value	0.966699	—	—	0.966699	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	59

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Mortgage Real Estate ETF | REM | Cboe BZX

•  iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.48%	17.78%	(4.47)%	2.33%	17.78%	(20.46)%	25.94%

Fund Market	7.44	17.78	(4.49)	2.33	17.78	(20.53)	25.88

Index	7.84	18.97	(3.80)	2.95	18.97	(17.60)	33.69

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,074.80	$ 2.49		$ 1,000.00	$ 1,022.60	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Mortgage REITs	100.0%

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Annaly Capital Management, Inc.	16.7%
Starwood Property Trust, Inc.	10.3
AGNC Investment Corp.	10.1
Rithm Capital Corp.	8.1
Blackstone Mortgage Trust, Inc., Class A	4.8
Arbor Realty Trust, Inc.	4.6
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.5
Ready Capital Corp.	3.6
Apollo Commercial Real Estate Finance, Inc.	3.2
Two Harbors Investment Corp.	2.9

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Residential and Multisector Real Estate ETF

Investment Objective

The iShares Residential and Multisector Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.18)%	(5.24)%	3.95%	6.84%	(5.24)%	21.39%	93.76%

Fund Market	(5.15)	(5.22)	3.96	6.84	(5.22)	21.46	93.82

Index	(4.93)	(4.78)	4.38	7.24	(4.78)	23.90	101.23

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 948.20	$ 2.34		$ 1,000.00	$ 1,022.60	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Residential REITs	49.8%
Health Care REITs	28.9
Specialized REITs	21.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Public Storage	10.9%
Welltower, Inc.	10.8
Extra Space Storage, Inc.	6.7
AvalonBay Communities, Inc.	6.4
Equity Residential	5.8
Invitation Homes, Inc.	5.1
Ventas, Inc.	4.7
Sun Communities, Inc.	4.7
Essex Property Trust, Inc.	4.3
Mid-America Apartment Communities, Inc.	4.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Mortgage REITs — 97.6%
AFC Gamma, Inc.	216,120	$2,537,249
AGNC Investment Corp.	6,290,378	59,381,168
Angel Oak Mortgage REIT, Inc.(a)	155,867	1,329,545
Annaly Capital Management, Inc.	5,228,676	98,351,396
Apollo Commercial Real Estate Finance, Inc.	1,871,180	18,955,053
Arbor Realty Trust, Inc.	1,759,942	26,715,920
Ares Commercial Real Estate Corp.	685,553	6,526,465
ARMOUR Residential REIT, Inc.	3,018,867	12,830,185
Blackstone Mortgage Trust, Inc., Class A	1,295,094	28,168,294
BrightSpire Capital, Inc., Class A	1,697,719	10,627,721
Chicago Atlantic Real Estate Finance, Inc.	215,858	3,177,430
Chimera Investment Corp.	3,068,410	16,753,519
Dynex Capital, Inc.	712,499	8,507,238
Ellington Financial, Inc.	861,575	10,743,840
Franklin BSP Realty Trust, Inc.	1,096,721	14,520,586
Granite Point Mortgage Trust, Inc.	673,930	3,288,778
Great Ajax Corp.	301,402	1,941,029
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,244,007	26,372,948
Invesco Mortgage Capital, Inc.	553,402	5,539,554
KKR Real Estate Finance Trust, Inc.	777,015	9,223,168
Ladder Capital Corp., Class A	1,494,141	15,329,887
MFA Financial, Inc.	1,348,198	12,956,183
New York Mortgage Trust, Inc.	1,200,509	10,192,321
Nexpoint Real Estate Finance, Inc.	106,391	1,740,557
Orchid Island Capital, Inc.	582,295	4,955,330
PennyMac Mortgage Investment Trust	1,165,816	14,456,118
Ready Capital Corp.	2,110,929	21,341,492

Security	Shares	Value

Mortgage REITs (continued)
Redwood Trust, Inc.	1,501,236	$10,703,813
Rithm Capital Corp.	5,105,064	47,426,045
Starwood Property Trust, Inc.	3,120,248	60,376,799
TPG RE Finance Trust, Inc.	911,152	6,132,053
Two Harbors Investment Corp.	1,281,626	16,968,728

		588,070,412

Total Long-Term Investments — 97.6% (Cost: $870,168,092)		588,070,412

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(c)(d)	2,636,881	2,637,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	15,174,558	15,174,558

Total Short-Term Securities — 3.0% (Cost: $17,811,220)		17,812,493

Total Investments — 100.6% (Cost: $887,979,312)		605,882,905

Liabilities in Excess of Other Assets — (0.6)%		(3,481,223)

Net Assets — 100.0%		$602,401,682

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,292,932	$—		$(3,656,660	)(a)	$94	$1,569	$2,637,935	2,636,881	$305,704	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	498,399	14,676,159	(a)	—		—	—	15,174,558	15,174,558	37,343		—

						$94	$1,569	$17,812,493		$343,047		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Mortgage Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	469	12/15/23	$14,267	$(38,161)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$38,161	$—	$—	$—	$38,161

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$480,030	$—	$—	$—	$480,030

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(439,645)	$—	$—	$—	$(439,645)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$14,326,305

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Mortgage Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$588,070,412	$—	$—	$588,070,412
Short-Term Securities
Money Market Funds	17,812,493	—	—	17,812,493

	$605,882,905	$—	$—	$605,882,905

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(38,161)	$—	$—	$(38,161)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) September 30, 2023	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 28.8%
CareTrust REIT, Inc.	189,248	$3,879,584
Community Healthcare Trust, Inc.	48,222	1,432,193
Diversified Healthcare Trust	451,367	875,652
Global Medical REIT, Inc.	115,211	1,033,443
Healthcare Realty Trust, Inc.	723,559	11,048,746
Healthpeak Properties, Inc.	1,042,544	19,141,108
LTC Properties, Inc.	77,484	2,489,561
Medical Properties Trust, Inc.	1,130,673	6,162,168
National Health Investors, Inc.	78,881	4,051,328
Omega Healthcare Investors, Inc.	446,154	14,794,466
Physicians Realty Trust	449,726	5,482,160
Sabra Health Care REIT, Inc.	437,386	6,097,161
Universal Health Realty Income Trust	24,307	982,732
Ventas, Inc.	644,116	27,136,607
Welltower, Inc.	758,985	62,176,051

		166,782,960

Residential REITs — 49.4%
American Homes 4 Rent, Class A	634,408	21,373,206
Apartment Income REIT Corp.	281,800	8,651,260
Apartment Investment & Management Co., Class A(a)	280,219	1,905,489
AvalonBay Communities, Inc.	216,437	37,170,890
BRT Apartments Corp.	22,698	391,995
Camden Property Trust	197,683	18,696,858
Centerspace	28,554	1,720,664
Elme Communities	166,061	2,265,072
Equity LifeStyle Properties, Inc.	338,480	21,564,561
Equity Residential	569,634	33,443,212
Essex Property Trust, Inc.	116,826	24,777,626
Independence Realty Trust, Inc.	426,349	5,998,730
Invitation Homes, Inc.	933,322	29,576,974

Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities, Inc.	192,338	$24,744,284
NexPoint Residential Trust, Inc.	42,638	1,372,091
Sun Communities, Inc.	227,503	26,922,705
UDR, Inc.	625,163	22,299,564
UMH Properties, Inc.	105,286	1,476,110
Veris Residential, Inc.	149,478	2,466,387

		286,817,678

Specialized REITs — 21.2%
CubeSmart	426,108	16,247,498
Extra Space Storage, Inc.	319,381	38,830,342
National Storage Affiliates Trust	152,034	4,825,559
Public Storage	239,334	63,069,296

		122,972,695

Total Long-Term Investments — 99.4% (Cost: $791,807,422)		576,573,333

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	6,823,125	6,823,125

Total Short-Term Securities — 1.2% (Cost: $6,823,125)		6,823,125

Total Investments — 100.6% (Cost: $798,630,547)		583,396,458

Liabilities in Excess of Other Assets — (0.6)%		(3,383,682)

Net Assets — 100.0%		$580,012,776

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,066,711	$5,756,414	(a)	$—	$—	$—	$6,823,125	6,823,125	$28,630	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	111	12/15/23	$3,377	$(69,360)

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Residential and Multisector Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$69,360	$—	$—	$—	$69,360

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,046	$—	$—	$—	$8,046

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(192,686)	$—	$—	$—	$(192,686)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,625,485

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$576,573,333	$—	$—	$576,573,333
Short-Term Securities
Money Market Funds	6,823,125	—	—	6,823,125

	$583,396,458	$—	$—	$583,396,458

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(69,360)	$—	$—	$(69,360)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E S O F I N V E S T M E N T S	11

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$588,070,412	$576,573,333
Investments, at value — affiliated(c)	17,812,493	6,823,125
Cash	—	1
Cash pledged:
Futures contracts	944,000	194,000
Receivables:
Investments sold	422,687	—
Securities lending income — affiliated	26,870	3,300
Capital shares sold	—	131,256
Dividends — unaffiliated	13,123,001	2,480,302
Dividends — affiliated	10,644	5,701
Variation margin on futures contracts	34,216	6,078

Total assets	620,444,323	586,217,096

LIABILITIES
Bank overdraft	14,240	—
Collateral on securities loaned	2,630,645	—
Payables:
Investments purchased	46,880	—
Capital shares redeemed	148,857	—
Income dividend distributions	14,952,542	5,967,614
Investment advisory fees	249,477	236,706

Total liabilities	18,042,641	6,204,320

Commitments and contingent liabilities

NET ASSETS	$602,401,682	$580,012,776

NET ASSETS CONSIST OF:
Paid-in capital	$1,205,300,212	$834,950,937
Accumulated loss	(602,898,530)	(254,938,161)

NET ASSETS	$602,401,682	$580,012,776

NET ASSET VALUE
Shares outstanding	26,950,000	8,800,000

Net asset value	$22.35	$65.91

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$870,168,092	$791,807,422

(b) Securities loaned, at value	$2,541,482	$—

(c) Investments, at cost — affiliated	$17,811,220	$6,823,125

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME
Dividends — unaffiliated	$37,197,970	$13,254,718
Dividends — affiliated	37,343	28,630
Securities lending income — affiliated — net	305,704	—

Total investment income	37,541,017	13,283,348

EXPENSES
Investment advisory	1,467,956	1,519,421
Interest expense	115	1

Total expenses	1,468,071	1,519,422

Net investment income	36,072,946	11,763,926

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,031,442)	(9,992,251)
Investments — affiliated	94	—
Futures contracts	480,030	8,046
In-kind redemptions — unaffiliated(a)	1,831,015	1,031,402

	(17,720,303)	(8,952,803)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	25,395,419	(34,152,098)
Investments — affiliated	1,569	—
Futures contracts	(439,645)	(192,686)

	24,957,343	(34,344,784)

Net realized and unrealized gain (loss)	7,237,040	(43,297,587)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,309,986	$(31,533,661)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,072,946	$61,974,466	$11,763,926	$17,520,767
Net realized gain (loss)	(17,720,303)	(61,447,280)	(8,952,803)	18,185,431
Net change in unrealized appreciation (depreciation)	24,957,343	(242,329,723)	(34,344,784)	(310,781,163)

Net increase (decrease) in net assets resulting from operations	43,309,986	(241,802,537)	(31,533,661)	(275,074,965)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(29,465,294)	(61,974,466)	(9,402,800)	(24,693,312)
Return of capital	—	(6,144,140)	—	—

Decrease in net assets resulting from distributions to shareholders	(29,465,294)	(68,118,606)	(9,402,800)	(24,693,312)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(5,605,800)	(71,024,623)	(7,392,896)	(360,163,509)

NET ASSETS
Total increase (decrease) in net assets	8,238,892	(380,945,766)	(48,329,357)	(659,931,786)
Beginning of period	594,162,790	975,108,556	628,342,133	1,288,273,919

End of period	$602,401,682	$594,162,790	$580,012,776	$628,342,133

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$21.84		$32.67	$35.20	$18.67	$43.32	$42.48

Net investment income(a)	1.35		2.26	0.82	1.38	2.61	3.13
Net realized and unrealized gain (loss)(b)	0.27		(10.57)	(1.27)	17.37	(23.51)	1.52

Net increase (decrease) from investment operations	1.62		(8.31)	(0.45)	18.75	(20.90)	4.65

Distributions(c)
From net investment income	(1.11)		(2.29)	(2.08)	(1.34)	(2.60)	(3.08)
Return of capital	—		(0.23)	—	(0.88)	(1.15)	(0.73)

Total distributions	(1.11)		(2.52)	(2.08)	(2.22)	(3.75)	(3.81)

Net asset value, end of period	$22.35		$21.84	$32.67	$35.20	$18.67	$43.32

Total Return(d)
Based on net asset value	7.48	%(e)	(26.00)%	(1.65)%	103.62%	(51.80)%	11.46%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	11.80	%(g)	8.57%	2.30%	4.94%	6.16%	7.22%

Supplemental Data
Net assets, end of period (000)	$602,402		$594,163	$975,109	$1,513,587	$593,850	$1,252,029

Portfolio turnover rate(h)	10%		28%	20%	30%	29%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$70.60		$95.78	$73.95	$55.26	$70.64	$57.61

Net investment income(a)	1.33		1.66	1.46	1.51	1.55	1.80
Net realized and unrealized gain (loss)(b)	(4.95)		(24.47)	21.98	19.29	(14.77)	13.45

Net increase (decrease) from investment operations	(3.62)		(22.81)	23.44	20.80	(13.22)	15.25

Distributions(c)
From net investment income	(1.07)		(2.37)	(1.50)	(2.11)	(2.16)	(2.00)
From net realized gain	—		—	(0.11)	—	—	(0.22)

Total distributions	(1.07)		(2.37)	(1.61)	(2.11)	(2.16)	(2.22)

Net asset value, end of period	$65.91		$70.60	$95.78	$73.95	$55.26	$70.64

Total Return(d)
Based on net asset value	(5.18	)%(e)	(23.84)%	31.85%	38.23%	(19.25)%	26.94%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.72	%(g)	2.10%	1.64%	2.36%	2.07%	2.81%

Supplemental Data
Net assets, end of period (000)	$580,013		$628,342	$1,288,274	$495,459	$331,559	$430,875

Portfolio turnover rate(h)	6%		18%	8%	7%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Mortgage Real Estate	Non-Diversified
Residential and Multisector Real Estate	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Mortgage Real Estate
Goldman Sachs & Co. LLC	$1,242,320	$(1,242,320)	$—		$—
J.P. Morgan Securities LLC	1,299,162	(1,299,162)	—		—

	$2,541,482	$(2,541,482)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Mortgage Real Estate	0.48%
Residential and Multisector Real Estate	0.48

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Mortgage Real Estate	$74,899

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Mortgage Real Estate	$4,690,552	$11,284,395	$(4,765,154)
Residential and Multisector Real Estate	14,562,880	18,314,789	(4,019,401)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Mortgage Real Estate	$65,016,619	$58,450,977
Residential and Multisector Real Estate	40,199,179	37,842,303

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Mortgage Real Estate	$121,936,211	$127,507,128
Residential and Multisector Real Estate	27,439,439	34,624,400

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Mortgage Real Estate	$276,754,574
Residential and Multisector Real Estate	26,817,079

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mortgage Real Estate	$920,474,565	$225,779	$(314,855,600)	$(314,629,821)
Residential and Multisector Real Estate	804,739,117	348,256	(221,760,275)	(221,412,019)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	5,700,000	$130,257,671	18,600,000	$473,627,895
Shares redeemed	(5,950,000)	(135,863,471)	(21,250,000)	(544,652,518)

	(250,000)	$(5,605,800)	(2,650,000)	$(71,024,623)

Residential and Multisector Real Estate
Shares sold	400,000	$27,897,597	2,150,000	$189,986,614
Shares redeemed	(500,000)	(35,290,493)	(6,700,000)	(550,150,123)

	(100,000)	$(7,392,896)	(4,550,000)	$(360,163,509)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Mortgage Real Estate(a)	$0.883642	$—	$0.225080	$1.108722	80%	—%	20%	100%
Residential and Multisector Real Estate	1.067989	—	—	1.067989	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	25

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	27

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Factors US Growth Style ETF | STLG | Cboe BZX

•	iShares Factors US Value Style ETF | STLV | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® Factors US Growth Style ETF

Investment Objective

The iShares Factors US Growth Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Growth Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	8.55%	27.15%	11.38%	27.15%	49.23%
Fund Market	8.54	27.04	11.36	27.04	49.13
Index	8.70	27.51	11.60	27.51	50.27

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,085.50	$1.30		$1,000.00	$1,023.75	$1.26		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	49.7%

Consumer Discretionary	15.7

Health Care	9.9

Industrials	7.1

Communication Services	6.4

Consumer Staples	5.7

Financials	3.8

Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	13.1%

Microsoft Corp.	10.4

NVIDIA Corp.	5.1

Amazon.com, Inc.	4.1

Meta Platforms, Inc., Class A	2.5

Eli Lilly & Co.	2.4

TPG, Inc., Class A	2.3

Alphabet, Inc., Class A	2.2

Tesla, Inc.	2.1

Broadcom, Inc.	2.1

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Factors US Value Style ETF

Investment Objective

The iShares Factors US Value Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Value Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On August 18, 2023, the Board of Trustees of the Fund approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective October 30, 2023, the Fund will no longer accept purchase orders. On or about November 2, 2023 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a Series of the Trust.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.72%	14.21%	4.52%	14.21%	17.84%

Fund Market	1.79	14.16	4.50	14.16	17.77

Index	1.88	14.45	4.68	14.45	18.53

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,017.20	$1.26		$1,000.00	$1,023.75	$1.26		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	23.6%

Health Care	14.2

Industrials	12.1

Information Technology	10.6

Consumer Staples	8.8

Energy	7.0

Communication Services	6.5

Consumer Discretionary	6.2

Utilities	5.4

Materials	2.9

Real Estate	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Johnson & Johnson	2.9%

Merck & Co., Inc.	2.6

TPG, Inc., Class A	2.1

Evercore, Inc., Class A	2.1

Liberty Media Corp. - Liberty Live, Class A	2.0

Liberty Media Corp. - Liberty Live, Class C, NVS	2.0

Jefferies Financial Group, Inc.	1.7

Phinia, Inc.	1.6

Pfizer, Inc.	1.6

Chesapeake Energy Corp.	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	492	$56,398
United Parcel Service, Inc., Class B	202	31,486

		87,884

Automobiles — 2.1%
Tesla, Inc.(a)	453	113,350

Biotechnology — 1.9%
AbbVie, Inc.	379	56,494
Amgen, Inc.	21	5,644
Apellis Pharmaceuticals, Inc.(a)	121	4,603
Vertex Pharmaceuticals, Inc.(a)	104	36,165

		102,906

Broadline Retail — 4.4%
Amazon.com, Inc.(a)	1,740	221,189
eBay, Inc.	376	16,578

		237,767

Capital Markets — 3.4%
Ameriprise Financial, Inc.	16	5,275
MSCI, Inc., Class A	109	55,925
TPG, Inc., Class A	3,998	120,420

		181,620

Communications Equipment — 1.7%
Arista Networks, Inc.(a)	235	43,223
Motorola Solutions, Inc.	183	49,820

		93,043

Construction & Engineering — 0.7%
EMCOR Group, Inc.	188	39,553

Consumer Finance — 0.2%
SLM Corp.	773	10,528

Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	2,012	45,773
BJ’s Wholesale Club Holdings, Inc.(a)	642	45,819
Costco Wholesale Corp.	110	62,146

		153,738

Diversified Consumer Services — 0.4%
H&R Block, Inc.	491	21,142

Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc.	141	17,892
Vontier Corp.	9	278

		18,170

Food Products — 0.9%
Hershey Co. (The)	243	48,619

Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	130	23,360
U-Haul Holding Co., NVS	656	34,368

		57,728

Health Care Equipment & Supplies — 0.5%
Inspire Medical Systems, Inc.(a)	136	26,988

Health Care Providers & Services — 2.3%
Chemed Corp.	58	30,142
DaVita, Inc.(a)	196	18,528
HCA Healthcare, Inc.	97	23,860
McKesson Corp.	94	40,876
Molina Healthcare, Inc.(a)	36	11,804

		125,210

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)(b)	116	$15,916
Domino’s Pizza, Inc.	87	32,955
Wingstop, Inc.	395	71,037
Yum! Brands, Inc.	28	3,498

		123,406

Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	1,258	41,740

Insurance — 0.2%
Primerica, Inc.	62	12,029

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(a)	887	116,073
Alphabet, Inc., Class C, NVS(a)	714	94,141
Meta Platforms, Inc., Class A(a)	451	135,394

		345,608

IT Services — 1.2%
Accenture PLC, Class A	36	11,056
Gartner, Inc.(a)	12	4,123
MongoDB, Inc., Class A(a)	18	6,226
VeriSign, Inc.(a)	209	42,329

		63,734

Life Sciences Tools & Services — 1.5%
Medpace Holdings, Inc.(a)	213	51,574
Mettler-Toledo International, Inc.(a)	27	29,918

		81,492

Machinery — 0.8%
Allison Transmission Holdings, Inc.	562	33,192
Otis Worldwide Corp.	116	9,316

		42,508

Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp.	4,092	49,022

Personal Care Products — 1.9%
Kenvue, Inc.	5,002	100,440

Pharmaceuticals — 3.6%
Eli Lilly & Co.	241	129,448
Merck & Co., Inc.	611	62,903

		192,351

Professional Services — 1.3%
Booz Allen Hamilton Holding Corp., Class A	618	67,529

Semiconductors & Semiconductor Equipment — 10.0%
Allegro MicroSystems, Inc.(a)	718	22,933
Broadcom, Inc.	136	112,959
KLA Corp.	70	32,106
Lam Research Corp.	12	7,521
Lattice Semiconductor Corp.(a)	139	11,944
NVIDIA Corp.	633	275,349
QUALCOMM, Inc.	661	73,411

		536,223

Software — 22.0%
Adobe, Inc.(a)	60	30,594
Atlassian Corp., Class A(a)	357	71,939
Cadence Design Systems, Inc.(a)	283	66,307
Crowdstrike Holdings, Inc., Class A(a)	295	49,377
Dropbox, Inc., Class A(a)(b)	646	17,591
Fair Isaac Corp.(a)	100	86,853
Fortinet, Inc.(a)	840	49,291
HubSpot, Inc.(a)	52	25,610
Manhattan Associates, Inc.(a)(b)	343	67,797

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	1,763	$556,667
Nutanix, Inc., Class A(a)	705	24,590
Palo Alto Networks, Inc.(a)	54	12,660
Smartsheet, Inc., Class A(a)	951	38,478
Synopsys, Inc.(a)	82	37,636
Teradata Corp.(a)	439	19,764
Zscaler, Inc.(a)	146	22,716

		1,177,870

Specialty Retail — 4.4%
AutoZone, Inc.(a)	5	12,700
Best Buy Co., Inc.	333	23,133
Dick’s Sporting Goods, Inc.	151	16,396
Home Depot, Inc. (The)	17	5,137
Lowe’s Cos., Inc.	22	4,572
Murphy U.S.A., Inc.	223	76,206
O’Reilly Automotive, Inc.(a)	4	3,635
Victoria’s Secret & Co.(a)	1,416	23,619
Wayfair, Inc., Class A(a)	41	2,483
Williams-Sonoma, Inc.	449	69,775

		237,656

Technology Hardware, Storage & Peripherals — 14.4%
Apple Inc.	4,111	703,844
HP, Inc.	1,360	34,952
NetApp, Inc.	433	32,856

		771,652

Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc.(a)	494	43,586
Deckers Outdoor Corp.(a)	109	56,036
Tapestry, Inc.	231	6,641

		106,263

Security	Shares	Value

Trading Companies & Distributors — 1.6%
Watsco, Inc.	43	$16,242
WW Grainger, Inc.	103	71,259

		87,501

Total Long-Term Investments — 99.9% (Cost: $5,476,632)		5,355,270

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	100,840	100,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	12,786	12,786

Total Short-Term Securities — 2.1% (Cost: $113,661)		113,666

Total Investments — 102.0% (Cost: $5,590,293)		5,468,936

Liabilities in Excess of Other Assets — (2.0)%		(108,794)

Net Assets — 100.0%		$ 5,360,142

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,703	$99,163	(a)	$—	$9	$5	$100,880	100,840	$90	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,256	11,530	(a)	—	—	—	12,786	12,786	172		—

					$9	$5	$113,666		$262		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Factors US Growth Style ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,355,270	$—	$—	$5,355,270
Short-Term Securities
Money Market Funds	113,666	—	—	113,666

	$5,468,936	$—	$—	$5,468,936

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) September 30, 2023	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Northrop Grumman Corp.	9	$3,962

Air Freight & Logistics — 3.1%
CH Robinson Worldwide, Inc.	76	6,546
Expeditors International of Washington, Inc.	244	27,970
FedEx Corp.	82	21,723
United Parcel Service, Inc., Class B	166	25,874

		82,113

Automobile Components — 1.6%
Phinia, Inc.	1,574	42,167

Banks — 1.9%
Citigroup, Inc.	484	19,907
JPMorgan Chase & Co.	89	12,907
Popular, Inc.	272	17,139
Zions Bancorp N.A	24	837

		50,790

Beverages — 0.5%
PepsiCo, Inc.	72	12,200

Biotechnology — 1.9%
Amgen, Inc.	37	9,944
Biogen, Inc.(a)	4	1,028
Gilead Sciences, Inc.	233	17,461
Moderna, Inc.(a)	155	16,010
Vertex Pharmaceuticals, Inc.(a)	16	5,564

		50,007

Broadline Retail — 0.9%
eBay, Inc.	40	1,763
Kohl’s Corp.	60	1,258
Macy’s, Inc.	1,762	20,457
Nordstrom, Inc.	44	657

		24,135

Building Products — 1.7%
Builders FirstSource, Inc.(a)	102	12,698
Lennox International, Inc.	47	17,599
Masco Corp.	193	10,316
Owens Corning	32	4,365

		44,978

Capital Markets — 9.4%
Bank of New York Mellon Corp. (The)	34	1,450
Evercore, Inc., Class A	397	54,738
Franklin Resources, Inc.	185	4,547
Goldman Sachs Group, Inc. (The)	69	22,326
Jefferies Financial Group, Inc.	1,201	43,993
Lazard Ltd., Class A	981	30,421
MSCI, Inc., Class A	26	13,340
State Street Corp.	133	8,906
TPG, Inc., Class A	1,855	55,873
Virtu Financial, Inc., Class A	894	15,439

		251,033

Chemicals — 0.7%
CF Industries Holdings, Inc.	13	1,114
Chemours Co. (The)	63	1,767
Linde PLC	39	14,522

		17,403

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	95	$13,538
Waste Management, Inc.	9	1,372

		14,910

Communications Equipment — 1.9%
Cisco Systems, Inc.	471	25,321
Juniper Networks, Inc.	302	8,392
Motorola Solutions, Inc.	61	16,607

		50,320

Construction & Engineering — 0.6%
EMCOR Group, Inc.	81	17,042

Construction Materials — 0.1%
Eagle Materials, Inc.	11	1,832

Consumer Finance — 3.5%
Ally Financial, Inc.	998	26,627
American Express Co.	46	6,863
Capital One Financial Corp.	84	8,152
Discover Financial Services	31	2,685
OneMain Holdings, Inc.	368	14,753
SLM Corp.	942	12,830
Synchrony Financial	680	20,788

		92,698

Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	1,079	24,547
BJ’s Wholesale Club Holdings, Inc.(a)	69	4,925
Kroger Co. (The)	726	32,488
Walmart, Inc.	84	13,434

		75,394

Containers & Packaging — 0.4%
Amcor PLC	121	1,109
Graphic Packaging Holding Co.	233	5,191
Silgan Holdings, Inc.	103	4,440

		10,740

Diversified Consumer Services — 0.3%
H&R Block, Inc.	198	8,526

Diversified Telecommunication Services — 1.7%
AT&T Inc.	548	8,231
Verizon Communications, Inc.	1,142	37,012

		45,243

Electric Utilities — 2.1%
Avangrid, Inc.	5	151
Entergy Corp.	118	10,915
Hawaiian Electric Industries, Inc.	781	9,614
IDACORP, Inc.	99	9,271
NRG Energy, Inc.	32	1,233
Pinnacle West Capital Corp.	147	10,831
Southern Co. (The)	27	1,748
Xcel Energy, Inc.	192	10,986

		54,749

Electrical Equipment — 0.9%
Acuity Brands, Inc.	32	5,450
nVent Electric PLC	337	17,858

		23,308

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.(a)	31	3,882
Avnet, Inc.	175	8,433

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	67	$8,502
Vontier Corp.	104	3,216

		24,033

Energy Equipment & Services — 0.3%
TechnipFMC PLC	437	8,889

Entertainment — 4.0%
Electronic Arts, Inc.	20	2,408
Liberty Media Corp. - Liberty Live, Class A(a)	1,651	52,700
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	1,624	52,130

		107,238

Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(a)	1	350
Voya Financial, Inc.	375	24,919
Western Union Co. (The)	1,675	22,076

		47,345

Food Products — 2.2%
Campbell Soup Co.	169	6,943
Flowers Foods, Inc.	501	11,112
General Mills, Inc.	164	10,494
Hershey Co. (The)	111	22,209
J M Smucker Co. (The)	52	6,391

		57,149

Ground Transportation — 0.7%
Avis Budget Group, Inc.(a)	17	3,055
Schneider National, Inc., Class B	548	15,174

		18,229

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	158	15,302

Health Care Providers & Services — 2.7%
Chemed Corp.	23	11,953
CVS Health Corp.	383	26,741
Encompass Health Corp.	3	202
HCA Healthcare, Inc.	45	11,069
McKesson Corp.	36	15,655
Molina Healthcare, Inc.(a)	16	5,246

		70,866

Health Care REITs — 0.7%
Healthpeak Properties, Inc.	689	12,650
Omega Healthcare Investors, Inc.	193	6,400

		19,050

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	22	5,796
Yum! Brands, Inc.	111	13,868

		19,664

Household Durables — 0.0%
PulteGroup, Inc.	11	815

Household Products — 1.0%
Colgate-Palmolive Co.	55	3,911
Kimberly-Clark Corp.	12	1,450
Procter & Gamble Co. (The)	153	22,317

		27,678

Independent Power and Renewable Electricity Producers — 2.2%
Clearway Energy, Inc., Class A	919	18,306
Clearway Energy, Inc., Class C	894	18,917
Vistra Corp.	610	20,240

		57,463

Security	Shares	Value

Insurance — 6.8%
Aflac, Inc.	212	$16,271
American Financial Group, Inc.	88	9,827
American International Group, Inc.	29	1,757
Aon PLC, Class A	11	3,566
Assurant, Inc.	49	7,035
Assured Guaranty Ltd.	315	19,064
Axis Capital Holdings Ltd.	370	20,857
Brighthouse Financial, Inc.(a)	33	1,615
CNA Financial Corp.	45	1,771
Hanover Insurance Group, Inc. (The)	26	2,885
Hartford Financial Services Group, Inc. (The)	150	10,637
Loews Corp.	501	31,718
MetLife, Inc.	72	4,530
Old Republic International Corp.	5	135
Reinsurance Group of America, Inc.	31	4,501
RLI Corp.	49	6,659
Travelers Cos., Inc. (The)	29	4,736
Unum Group	271	13,330
White Mountains Insurance Group Ltd.	14	20,940

		181,834

IT Services — 1.6%
Akamai Technologies, Inc.(a)	27	2,877
Amdocs Ltd.	76	6,421
Okta, Inc., Class A(a)	21	1,712
VeriSign, Inc.(a)	152	30,784

		41,794

Leisure Products — 0.2%
Hasbro, Inc.	93	6,151

Life Sciences Tools & Services — 0.9%
Danaher Corp.	35	8,683
Fortrea Holdings, Inc.(a)	505	14,438

		23,121

Machinery — 3.0%
AGCO Corp.	34	4,021
Allison Transmission Holdings, Inc.	356	21,025
Crane Co.	121	10,750
Graco, Inc.	45	3,280
Illinois Tool Works, Inc.	8	1,842
Otis Worldwide Corp.	486	39,031

		79,949

Media — 0.7%
Comcast Corp., Class A	433	19,199

Metals & Mining — 1.0%
Nucor Corp.	48	7,505
Reliance Steel & Aluminum Co.	19	4,982
Steel Dynamics, Inc.	131	14,046

		26,533

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	74	699

Multi-Utilities — 1.2%
Ameren Corp.	128	9,578
CMS Energy Corp.	3	159
Consolidated Edison, Inc.	164	14,027
NiSource, Inc.	189	4,665
WEC Energy Group, Inc.	44	3,544

		31,973

Office REITs — 0.1%
Highwoods Properties, Inc.	137	2,824

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.6%
Antero Midstream Corp.	2,706	$32,418
APA Corp.	79	3,247
Chesapeake Energy Corp.	465	40,097
Chevron Corp.	22	3,710
ConocoPhillips	99	11,860
Coterra Energy, Inc.	328	8,872
Devon Energy Corp.	388	18,508
DT Midstream, Inc.	138	7,303
Exxon Mobil Corp.	206	24,221
Kinder Morgan, Inc.	179	2,968
Marathon Oil Corp.	219	5,858
Range Resources Corp.	435	14,098
Valero Energy Corp.	15	2,126

		175,286

Paper & Forest Products — 0.8%
Louisiana-Pacific Corp.	381	21,058

Personal Care Products — 0.6%
Kenvue, Inc.	762	15,301

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co.	454	26,350
Johnson & Johnson	487	75,850
Merck & Co., Inc.	672	69,183
Pfizer, Inc.	1,270	42,126
Royalty Pharma PLC, Class A	164	4,451

		217,960

Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc.	859	8,581
FTI Consulting, Inc.(a)	43	7,672
ManpowerGroup, Inc.	45	3,299

		19,552

Residential REITs — 0.7%
Equity Residential	297	17,437

Retail REITs — 0.2%
Brixmor Property Group, Inc.	266	5,527

Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic, Inc.(a)	71	5,251
Intel Corp.	38	1,351
Lam Research Corp.	8	5,014
QUALCOMM, Inc.	34	3,776
Texas Instruments, Inc.	158	25,124

		40,516

Software — 1.9%
Aspen Technology, Inc.(a)	29	5,924
Dropbox, Inc., Class A(a)	619	16,855
Nutanix, Inc., Class A(a)	428	14,929
Oracle Corp.	109	11,545

		49,253

Security	Shares	Value

Specialized REITs — 1.0%
Public Storage	62	$16,338
SBA Communications Corp., Class A	54	10,809

		27,147

Specialty Retail — 2.2%
AutoNation, Inc.(a)	65	9,841
Bath & Body Works, Inc.	69	2,332
Best Buy Co., Inc.	44	3,057
Dick’s Sporting Goods, Inc.	46	4,995
Murphy U.S.A., Inc.	47	16,061
Victoria’s Secret & Co.(a)	449	7,489
Williams-Sonoma, Inc.	96	14,919

		58,694

Technology Hardware, Storage & Peripherals — 2.8%
Hewlett Packard Enterprise Co.	1,622	28,174
HP, Inc.	962	24,724
NetApp, Inc.	297	22,536

		75,434

Textiles, Apparel & Luxury Goods — 0.2%
Columbia Sportswear Co.	67	4,965

Tobacco — 1.7%
Altria Group, Inc.	515	21,656
Philip Morris International, Inc.	244	22,589

		44,245

Trading Companies & Distributors — 0.6%
Core & Main, Inc., Class A(a)	4	115
MSC Industrial Direct Co., Inc., Class A	108	10,600
Watsco, Inc.	16	6,044

		16,759

Total Long-Term Investments — 99.7% (Cost: $2,805,738)		2,650,482

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	41,506	41,506

Total Short-Term Securities — 1.6% (Cost: $41,506)		41,506

Total Investments — 101.3% (Cost: $2,847,244)		2,691,988

Liabilities in Excess of Other Assets — (1.3)%		(34,514)

Net Assets — 100.0%		$ 2,657,474

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Factors US Value Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$22,043	$—		$(22,048	)(b)	$5	$—	$—	—	$357	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,487	36,019	(b)	—		—	—	41,506	41,506	171		—

						$5	$—	$41,506		$528		$—

(a)	As of period end, the entity is no longer held by the Fund.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,650,482	$—	$—	$2,650,482
Short-Term Securities
Money Market Funds	41,506	—	—	41,506

	$2,691,988	$—	$—	$2,691,988

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,355,270	$2,650,482
Investments, at value — affiliated(c)	113,666	41,506
Receivables:
Investments sold	1,158	—
Securities lending income — affiliated	15	4
Dividends — unaffiliated	1,588	3,678
Dividends — affiliated	28	38

Total assets	5,471,725	2,695,708

LIABILITIES
Collateral on securities loaned	100,888	—
Payables:
Investments purchased	1,158	—
Income dividend distributions	8,411	37,672
Investment advisory fees	1,126	562

Total liabilities	111,583	38,234

Commitments and contingent liabilities

NET ASSETS	$5,360,142	$2,657,474

NET ASSETS CONSIST OF:
Paid-in capital	$5,942,357	$3,792,069
Accumulated loss	(582,215)	(1,134,595)

NET ASSETS	$5,360,142	$2,657,474

NET ASSET VALUE
Shares outstanding	150,000	100,000

Net asset value	$35.73	$26.57

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$5,476,632	$2,805,738
(b) Securities loaned, at value	$98,987	$—
(c) Investments, at cost — affiliated	$113,661	$41,506

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF

INVESTMENT INCOME
Dividends — unaffiliated	$28,182	$50,666
Dividends — affiliated	172	171
Securities lending income — affiliated — net	90	357
Foreign taxes withheld	—	(54)

Total investment income	28,444	51,140

EXPENSES
Investment advisory	6,220	4,336

Total expenses	6,220	4,336

Net investment income	22,224	46,804

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(117,942)	(167,221)
Investments — affiliated	9	5
In-kind redemptions — unaffiliated(a)	578,779	113,181

	460,846	(54,035)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(38,366)	107,976
Investments — affiliated	5	—

	(38,361)	107,976

Net realized and unrealized gain	422,485	53,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$444,709	$100,745

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares Factors US Growth Style ETF		iShares Factors US Value Style ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,224	$29,878	$46,804	$137,607
Net realized gain (loss)	460,846	(755,683)	(54,035)	(372,903)
Net change in unrealized appreciation (depreciation)	(38,361)	121,879	107,976	(21,280)

Net increase (decrease) in net assets resulting from operations	444,709	(603,926)	100,745	(256,576)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,987)	(31,710)	(58,116)	(136,086)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,282,432	(3,168,344)	(1,380,082)	(2,875,406)

NET ASSETS
Total increase (decrease) in net assets	3,705,154	(3,803,980)	(1,337,453)	(3,268,068)
Beginning of period	1,654,988	5,458,968	3,994,927	7,262,995

End of period	$5,360,142	$1,654,988	$2,657,474	$3,994,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Factors US Growth Style ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$33.10		$36.39	$32.35	$20.27	$24.96

Net investment income(b)	0.15		0.32	0.24	0.25	0.06
Net realized and unrealized gain (loss)(c)	2.67		(3.08)	4.06	12.08	(4.69)

Net increase (decrease) from investment operations	2.82		(2.76)	4.30	12.33	(4.63)

Distributions(d)
From net investment income	(0.19)		(0.53)	(0.26)	(0.25)	(0.06)
Return of capital	—		—	—	—	(0.00	)(e)

Total distributions	(0.19)		(0.53)	(0.26)	(0.25)	(0.06)

Net asset value, end of period	$35.73		$33.10	$36.39	$32.35	$20.27

Total Return(f)

Based on net asset value	8.55	%(g)	(7.47)%	13.28%	61.00%	(18.54	)%(g)

Ratios to Average Net Assets(h)

Total expenses	0.25	%(i)	0.25%	0.25%	0.25%	0.25	%(i)

Net investment income	0.89	%(i)	1.01%	0.66%	0.88%	1.20	%(i)

Supplemental Data
Net assets, end of period (000)	$5,360		$1,655	$5,459	$4,852	$4,054

Portfolio turnover rate(j)	42%		67%	111%	103%	13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Factors US Value Style ETF

	Six Months Ended 09/30/23 (unaudited	)	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$26.63		$29.05	$27.45	$17.46	$25.09

Net investment income(b)	0.37		0.73	0.69	0.51	0.15
Net realized and unrealized gain (loss)(c)	0.08		(2.33)	1.58	10.06	(7.65)

Net increase (decrease) from investment operations	0.45		(1.60)	2.27	10.57	(7.50)

Distributions from net investment income(d)	(0.51)		(0.82)	(0.67)	(0.58)	(0.13)

Net asset value, end of period	$26.57		$26.63	$29.05	$27.45	$17.46

Total Return(e)
Based on net asset value	1.72	%(f)	(5.40)%	8.28%	61.25%	(29.87	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25	%(h)

Net investment income	2.70	%(h)	2.69%	2.37%	2.29%	3.09	%(h)

Supplemental Data
Net assets, end of period (000)	$2,657		$3,995	$7,263	$6,863	$3,492

Portfolio turnover rate(i)	78%		109%	104%	148%	16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Factors US Growth Style	Non-Diversified
Factors US Value Style	Diversified

On August 18, 2023, the Board of Trustees of the iShares Factors US Value Style ETF approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate and terminate the Fund. Effective October 30, 2023, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about November 2, 2023 (the “Liquidation Date”), all of the assets of the Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a Series of the Trust.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited)  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Factors US Growth Style
Citadel Clearing LLC	$16,338	$(16,338)	$—		$—
Citigroup Global Markets, Inc.	82,649	(82,649)	—		—

	$98,987	$(98,987)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Factors US Growth Style	0.25%

Factors US Value Style	0.25

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Factors US Growth Style	$36

Factors US Value Style	89

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Factors US Growth Style	$214,244	$221,452	$(13,567)

Factors US Value Style	394,012	306,617	(47,162)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Factors US Growth Style	$1,997,560	$1,984,630

Factors US Value Style	2,695,432	2,730,088

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Factors US Growth Style	$10,314,277	$7,047,737

Factors US Value Style	—	1,350,641

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Factors US Growth Style	$899,128

Factors US Value Style	863,481

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Factors US Growth Style	$5,613,253	$120,153	$(264,470)	$(144,317)

Factors US Value Style	2,901,198	100,201	(309,411)	(209,210)

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Factors US Growth Style

Shares sold	300,000	$10,355,201	200,000	$6,596,262
Shares redeemed	(200,000)	(7,072,769)	(300,000)	(9,764,606)

	100,000	$3,282,432	(100,000)	$(3,168,344)

Factors US Value Style

Shares sold	—	$—	50,000	$1,458,535
Shares redeemed	(50,000)	(1,380,082)	(150,000)	(4,333,941)

	(50,000)	$(1,380,082)	(100,000)	$(2,875,406)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Factors US Growth Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	25

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Factors US Value Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Factors US Value Style(a)	$0.427962	$—	$0.085050	$0.513012	83%	—%	17%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-314-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares ESG Screened S&P 500 ETF | XVV | Cboe BZX

• iShares ESG Screened S&P Mid-Cap ETF | XJH | Cboe BZX

• iShares ESG Screened S&P Small-Cap ETF | XJR | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2023	iShares® ESG Screened S&P 500 ETF

Investment Objective

The iShares ESG Screened S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P 500 Substainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	5.68%	22.72%	9.92%	22.72%	33.12%
Fund Market	5.68	22.61	9.91	22.61	33.10
Index	5.73	22.83	10.03	22.83	33.47

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,056.80	$0.41		$1,000.00	$1,024.60	$0.40		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	30.5%
Health Care	13.7
Financials	13.5
Consumer Discretionary	11.7
Communication Services	9.9
Industrials	7.0
Consumer Staples	5.8
Real Estate	2.6
Materials	2.6
Energy	1.4
Utilities	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	7.8%
Microsoft Corp.	7.3
Amazon.com, Inc.	3.6
NVIDIA Corp.	3.3
Alphabet, Inc., Class A	2.4
Tesla, Inc.	2.1
Meta Platforms, Inc., Class A	2.1
Alphabet, Inc., Class C, NVS	2.1
Berkshire Hathaway, Inc., Class B	2.0
UnitedHealth Group, Inc.	1.4

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF

Investment Objective

The iShares ESG Screened S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P MidCap 400 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.11%	15.50%	11.69%	15.50%	39.69%
Fund Market	0.34	15.67	11.74	15.67	39.90
Index	0.16	15.63	11.85	15.63	40.26

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,001.10	$0.60		$1,000.00	$1,024.40	$0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	23.4%
Financials	15.5
Consumer Discretionary	15.3
Information Technology	11.2
Health Care	9.4
Real Estate	7.7
Materials	7.6
Consumer Staples	3.9
Energy	2.4
Communication Services	2.0
Utilities	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Hubbell, Inc.	0.8%
Jabil, Inc.	0.8
Builders FirstSource, Inc.	0.8
Reliance Steel & Aluminum Co.	0.8
Deckers Outdoor Corp.	0.7
Carlisle Cos., Inc.	0.7
Watsco, Inc.	0.6
Super Micro Computer, Inc.	0.6
Graco, Inc.	0.6
Owens Corning	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

Investment Objective

The iShares ESG Screened S&PSmall-Cap ETF(the “Fund”) seeks to track the investment results if an index composed of small-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P SmallCap 600 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.85)%	9.67%	11.22%	9.67%	37.95%
Fund Market	(1.77)	9.54	11.24	9.54	38.00
Index	(1.80)	9.76	11.59	9.76	39.29

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$981.50	$0.60		$1,000.00	$1,024.39	$0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	17.8%
Financials	17.2
Information Technology	14.7
Consumer Discretionary	13.8
Health Care	10.2
Real Estate	7.6
Materials	5.4
Consumer Staples	5.3
Communication Services	3.1
Energy	3.1
Utilities	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Onto Innovation, Inc.	0.7%
SPS Commerce, Inc.	0.7
Comfort Systems U.S.A., Inc.	0.7
Rambus, Inc.	0.7
Fabrinet	0.7
Applied Industrial Technologies, Inc.	0.7
elf Beauty, Inc.	0.7
Axcelis Technologies, Inc.	0.6
ATI, Inc.	0.6
Ensign Group, Inc. (The)	0.6

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(a)	340	$67,657
Howmet Aerospace, Inc.	1,886	87,227
TransDigm Group, Inc.(a)	264	222,586

		377,470

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	557	47,975
Expeditors International of Washington, Inc.	705	80,814
FedEx Corp.	1,110	294,061
United Parcel Service, Inc., Class B	3,475	541,648

		964,498

Automobile Components — 0.1%
Aptiv PLC(a)	1,367	134,773
BorgWarner, Inc.	1,130	45,618

		180,391

Automobiles — 2.4%
Ford Motor Co.	18,938	235,210
General Motors Co.	6,593	217,371
Tesla, Inc.(a)	13,265	3,319,168

		3,771,749

Banks — 2.9%
Bank of America Corp.	33,211	909,317
Citigroup, Inc.	9,251	380,494
Citizens Financial Group, Inc.	2,276	60,997
Comerica, Inc.	639	26,550
Fifth Third Bancorp	3,300	83,589
Huntington Bancshares, Inc.	6,952	72,301
JPMorgan Chase & Co.	13,961	2,024,624
KeyCorp	4,446	47,839
M&T Bank Corp.	792	100,148
PNC Financial Services Group, Inc. (The)	1,913	234,859
Regions Financial Corp.	4,484	77,125
Truist Financial Corp.	6,419	183,648
U.S. Bancorp	7,470	246,958
Zions Bancorp N.A.	696	24,283

		4,472,732

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	881	50,825
Coca-Cola Co. (The)	18,696	1,046,602
Constellation Brands, Inc., Class A	777	195,283
Keurig Dr Pepper, Inc.	4,850	153,114
Molson Coors Beverage Co., Class B	903	57,422
Monster Beverage Corp.(a)	3,565	188,767
PepsiCo, Inc.	6,613	1,120,507

		2,812,520

Biotechnology — 2.3%
AbbVie, Inc.	8,479	1,263,880
Amgen, Inc.	2,570	690,713
Biogen, Inc.(a)	695	178,622
Gilead Sciences, Inc.	5,986	448,591
Incyte Corp.(a)	892	51,531
Moderna, Inc.(a)	1,581	163,302
Regeneron Pharmaceuticals, Inc.(a)	513	422,178
Vertex Pharmaceuticals, Inc.(a)	1,242	431,893

		3,650,710

Broadline Retail — 3.7%
Amazon.com, Inc.(a)	43,618	5,544,720

Security	Shares	Value

Broadline Retail (continued)
eBay, Inc.	2,563	$113,003
Etsy, Inc.(a)	604	39,006

		5,696,729

Building Products — 0.5%
A O Smith Corp.	605	40,008
Allegion PLC	421	43,868
Carrier Global Corp.	4,014	221,573
Johnson Controls International PLC	3,256	173,252
Masco Corp.	1,071	57,245
Trane Technologies PLC	1,101	223,404

		759,350

Capital Markets — 2.9%
Ameriprise Financial, Inc.	492	162,203
Bank of New York Mellon Corp. (The)	3,723	158,786
BlackRock, Inc.(b)	675	436,381
Cboe Global Markets, Inc.	507	79,198
Charles Schwab Corp. (The)	7,153	392,700
CME Group, Inc., Class A	1,728	345,980
FactSet Research Systems, Inc.	185	80,893
Franklin Resources, Inc.	1,368	33,625
Goldman Sachs Group, Inc. (The)	1,586	513,182
Intercontinental Exchange, Inc.	2,744	301,895
Invesco Ltd.	2,167	31,465
MarketAxess Holdings, Inc.	182	38,882
Moody’s Corp.	760	240,289
Morgan Stanley	6,129	500,555
MSCI, Inc., Class A	381	195,484
Nasdaq, Inc.	1,622	78,813
Northern Trust Corp.	1,000	69,480
Raymond James Financial, Inc.	896	89,985
S&P Global, Inc.	1,563	571,136
State Street Corp.	1,538	102,985
T Rowe Price Group, Inc.	1,076	112,840

		4,536,757

Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,067	302,388
Albemarle Corp.	566	96,243
Celanese Corp., Class A	477	59,873
CF Industries Holdings, Inc.	927	79,481
Corteva, Inc.	3,420	174,967
Dow, Inc.	3,383	174,427
Eastman Chemical Co.	573	43,961
Ecolab, Inc.	1,221	206,837
FMC Corp.	605	40,517
International Flavors & Fragrances, Inc.	1,230	83,849
Linde PLC	2,344	872,788
LyondellBasell Industries NV, Class A	1,226	116,102
Mosaic Co. (The)	1,596	56,818
PPG Industries, Inc.	1,134	147,193
Sherwin-Williams Co. (The)	1,133	288,972

		2,744,416

Commercial Services & Supplies — 0.5%
Cintas Corp.	415	199,619
Copart, Inc.(a)	4,189	180,504
Republic Services, Inc.	988	140,800
Rollins, Inc.	1,123	41,921
Waste Management, Inc.	1,772	270,124

		832,968

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	1,202	221,084

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Cisco Systems, Inc.	19,576	$1,052,406
F5, Inc.(a)	289	46,569
Juniper Networks, Inc.	1,555	43,213
Motorola Solutions, Inc.	802	218,337

		1,581,609

Construction & Engineering — 0.1%
Quanta Services, Inc.	695	130,014

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	298	122,323
Vulcan Materials Co.	642	129,697

		252,020

Consumer Finance — 0.5%
American Express Co.	2,795	416,986
Capital One Financial Corp.	1,832	177,796
Discover Financial Services	1,198	103,783
Synchrony Financial	2,018	61,690

		760,255

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	2,129	1,202,800
Dollar General Corp.	1,056	111,725
Dollar Tree, Inc.(a)	1,012	107,727
Kroger Co. (The)	3,189	142,708
Sysco Corp.	2,432	160,633
Target Corp.	2,217	245,134
Walgreens Boots Alliance, Inc.	3,458	76,906

		2,047,633

Containers & Packaging — 0.3%
Amcor PLC	7,088	64,926
Avery Dennison Corp.	385	70,328
Ball Corp.	1,515	75,417
International Paper Co.	1,653	58,632
Packaging Corp. of America	435	66,794
Sealed Air Corp.	681	22,378
Westrock Co.	1,229	43,998

		402,473

Distributors — 0.1%
Genuine Parts Co.	676	97,601
LKQ Corp.	1,297	64,214
Pool Corp.	188	66,947

		228,762

Diversified Telecommunication Services — 0.8%
AT&T Inc.	34,343	515,832
Verizon Communications, Inc.	20,196	654,552

		1,170,384

Electric Utilities — 0.8%
Constellation Energy Corp.	1,550	169,074
Edison International	1,840	116,454
Entergy Corp.	1,012	93,610
Eversource Energy	1,679	97,634
Exelon Corp.	4,766	180,107
NextEra Energy, Inc.	9,722	556,973
NRG Energy, Inc.	1,114	42,911

		1,256,763

Electrical Equipment — 0.7%
AMETEK, Inc.	1,102	162,832
Eaton Corp. PLC	1,917	408,858
Emerson Electric Co.	2,748	265,374

Security	Shares	Value

Electrical Equipment (continued)
Generac Holdings, Inc.(a)	302	$32,906
Rockwell Automation, Inc.	554	158,372

		1,028,342

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	2,873	241,303
CDW Corp.	644	129,934
Corning, Inc.	3,668	111,764
Keysight Technologies, Inc.(a)	858	113,522
TE Connectivity Ltd.	1,508	186,283
Trimble, Inc.(a)	1,206	64,955
Zebra Technologies Corp., Class A(a)	241	57,004

		904,765

Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	4,851	171,337
Halliburton Co.	4,336	175,608
Schlumberger NV	6,827	398,014

		744,959

Entertainment — 1.5%
Activision Blizzard, Inc.	3,445	322,555
Electronic Arts, Inc.	1,180	142,072
Live Nation Entertainment, Inc.(a)	687	57,048
Netflix, Inc.(a)	2,129	803,910
Take-Two Interactive Software, Inc.(a)	753	105,714
Walt Disney Co. (The)(a)	8,790	712,430
Warner Bros Discovery, Inc., Class A(a)	10,730	116,528

		2,260,257

Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(a)	8,761	3,068,978
Fidelity National Information Services, Inc.	2,862	158,183
Fiserv, Inc.(a)	2,924	330,295
FleetCor Technologies, Inc.(a)(c)	349	89,114
Global Payments, Inc.	1,252	144,468
Jack Henry & Associates, Inc.	354	53,504
Mastercard, Inc., Class A	3,997	1,582,452
PayPal Holdings, Inc.(a)	5,273	308,260
Visa, Inc., Class A	7,719	1,775,447

		7,510,701

Food Products — 1.1%
Archer-Daniels-Midland Co.	2,586	195,036
Bunge Ltd.	718	77,723
Campbell Soup Co.	940	38,615
Conagra Brands, Inc.	2,287	62,710
General Mills, Inc.	2,813	180,004
Hershey Co. (The)	718	143,657
Hormel Foods Corp.	1,410	53,622
J M Smucker Co. (The)	494	60,718
Kellanova	1,275	75,875
Kraft Heinz Co. (The)	3,819	128,471
Lamb Weston Holdings, Inc.	697	64,445
McCormick & Co., Inc., NVS	1,212	91,676
Mondelez International, Inc., Class A	6,535	453,529
Tyson Foods, Inc., Class A	1,374	69,373

		1,695,454

Gas Utilities — 0.0%
Atmos Energy Corp.	707	74,893

Ground Transportation — 0.9%
CSX Corp.	9,629	296,092
JB Hunt Transport Services, Inc.	390	73,523
Norfolk Southern Corp.	1,091	214,850

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Old Dominion Freight Line, Inc.	428	$175,112
Union Pacific Corp.	2,928	596,229

		1,355,806

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	8,337	807,438
Align Technology, Inc.(a)	336	102,588
Baxter International, Inc.	2,447	92,350
Becton Dickinson & Co.	1,395	360,649
Boston Scientific Corp.(a)	7,031	371,237
Cooper Cos., Inc. (The)	238	75,686
DENTSPLY SIRONA, Inc.	1,037	35,424
Dexcom, Inc.(a)	1,857	173,258
Edwards Lifesciences Corp.(a)	2,928	202,852
GE HealthCare Technologies, Inc.	1,877	127,711
Hologic, Inc.(a)	1,188	82,447
IDEXX Laboratories, Inc.(a)	399	174,471
Insulet Corp.(a)	334	53,270
Intuitive Surgical, Inc.(a)	1,690	493,970
Medtronic PLC	6,393	500,955
ResMed, Inc.	703	103,953
STERIS PLC	476	104,444
Stryker Corp.	1,624	443,790
Teleflex, Inc.	224	43,996
Zimmer Biomet Holdings, Inc.	1,010	113,342

		4,463,831

Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	1,221	106,007
Cencora, Inc.	800	143,976
Centene Corp.(a)	2,593	178,606
Cigna Group (The)	1,423	407,078
CVS Health Corp.	6,170	430,789
DaVita, Inc.(a)	255	24,105
Elevance Health, Inc.	1,131	492,460
HCA Healthcare, Inc.	966	237,617
Henry Schein, Inc.(a)	624	46,332
Humana, Inc.	595	289,479
Laboratory Corp. of America Holdings	426	85,647
McKesson Corp.	650	282,653
Molina Healthcare, Inc.(a)	282	92,465
Quest Diagnostics, Inc.	538	65,561
UnitedHealth Group, Inc.	4,450	2,243,646
Universal Health Services, Inc., Class B	295	37,090

		5,163,511

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	2,668	48,984
Ventas, Inc.	1,914	80,637
Welltower, Inc.	2,485	203,571

		333,192

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	3,449	55,425

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.(a)	170	524,272
Caesars Entertainment, Inc.(a)	1,036	48,019
Carnival Corp.(a)	4,863	66,720
Chipotle Mexican Grill, Inc.(a)(c)	133	243,633
Darden Restaurants, Inc.	586	83,927
Domino’s Pizza, Inc.	167	63,258
Expedia Group, Inc.(a)	664	68,438
Hilton Worldwide Holdings, Inc.	1,253	188,176
Las Vegas Sands Corp.	1,573	72,106

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	1,204	$236,658
McDonald’s Corp.	3,501	922,303
MGM Resorts International	1,356	49,847
Norwegian Cruise Line Holdings Ltd.(a)	2,068	34,081
Royal Caribbean Cruises Ltd.(a)	1,135	104,579
Starbucks Corp.	5,502	502,168
Wynn Resorts Ltd.	466	43,063
Yum! Brands, Inc.	1,344	167,919

		3,419,167

Household Durables — 0.4%
DR Horton, Inc.	1,458	156,691
Garmin Ltd.	734	77,217
Lennar Corp., Class A	1,210	135,798
Mohawk Industries, Inc.(a)	257	22,053
NVR, Inc.(a)	16	95,413
PulteGroup, Inc.	1,059	78,419
Whirlpool Corp.	265	35,431

		601,022

Household Products — 1.5%
Church & Dwight Co., Inc.	1,187	108,765
Clorox Co. (The)	592	77,587
Colgate-Palmolive Co.	3,982	283,160
Kimberly-Clark Corp.	1,627	196,623
Procter & Gamble Co. (The)	11,324	1,651,719

		2,317,854

Industrial Conglomerates — 0.4%
General Electric Co.	5,228	577,955

Industrial REITs — 0.3%
Prologis, Inc.	4,438	497,988

Insurance — 2.4%
Aflac, Inc.	2,590	198,783
Allstate Corp. (The)	1,252	139,485
American International Group, Inc.	3,433	208,040
Aon PLC, Class A	975	316,114
Arch Capital Group Ltd.(a)	1,786	142,362
Arthur J. Gallagher & Co.	1,038	236,591
Assurant, Inc.	255	36,613
Brown & Brown, Inc.	1,135	79,268
Chubb Ltd.	1,970	410,115
Cincinnati Financial Corp.	746	76,308
Everest Group Ltd.	209	77,679
Globe Life, Inc.	418	45,449
Hartford Financial Services Group, Inc. (The)	1,473	104,450
Loews Corp.	893	56,536
Marsh & McLennan Cos., Inc.	2,378	452,533
MetLife, Inc.	3,045	191,561
Principal Financial Group, Inc.	1,068	76,971
Progressive Corp. (The)	2,812	391,712
Prudential Financial, Inc.	1,744	165,488
Travelers Cos., Inc. (The)	1,099	179,478
W R Berkley Corp.	983	62,411
Willis Towers Watson PLC	504	105,316

		3,753,263

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A(a)	28,502	3,729,772
Alphabet, Inc., Class C, NVS(a)	24,245	3,196,703
Match Group, Inc.(a)	1,340	52,495
Meta Platforms, Inc., Class A(a)	10,677	3,205,342

		10,184,312

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.3%
Accenture PLC, Class A	3,030	$930,543
Akamai Technologies, Inc.(a)	727	77,455
Cognizant Technology Solutions Corp., Class A	2,440	165,286
DXC Technology Co.(a)	992	20,663
EPAM Systems, Inc.(a)	278	71,082
Gartner, Inc.(a)	377	129,541
International Business Machines Corp.	4,376	613,953
VeriSign, Inc.(a)	433	87,695

		2,096,218

Leisure Products — 0.0%
Hasbro, Inc.	639	42,263

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	1,427	159,567
Bio-Rad Laboratories, Inc., Class A(a)	103	36,920
Bio-Techne Corp.	748	50,916
Charles River Laboratories International, Inc.(a)	237	46,447
Danaher Corp.	3,157	783,252
Illumina, Inc.(a)	759	104,196
IQVIA Holdings, Inc.(a)	878	172,747
Mettler-Toledo International, Inc.(a)	105	116,347
Revvity, Inc.	592	65,534
Thermo Fisher Scientific, Inc.	1,854	938,439
Waters Corp.(a)	283	77,602
West Pharmaceutical Services, Inc.	351	131,699

		2,683,666

Machinery — 2.0%
Caterpillar, Inc.	2,451	669,123
Cummins, Inc.	680	155,353
Deere & Co.	1,312	495,123
Dover Corp.	673	93,890
Fortive Corp.	1,697	125,850
IDEX Corp.	365	75,927
Illinois Tool Works, Inc.	1,319	303,779
Ingersoll Rand, Inc.	1,938	123,489
Nordson Corp.	257	57,355
Otis Worldwide Corp.	1,971	158,291
PACCAR, Inc.	2,522	214,420
Parker-Hannifin Corp.	616	239,944
Pentair PLC	799	51,735
Snap-on, Inc.	250	63,765
Stanley Black & Decker, Inc.	732	61,181
Westinghouse Air Brake Technologies Corp.	861	91,498
Xylem, Inc.	1,149	104,594

		3,085,317

Media — 0.9%
Charter Communications, Inc., Class A(a)(c)	489	215,072
Comcast Corp., Class A	19,771	876,646
Fox Corp., Class A, NVS	1,221	38,095
Fox Corp., Class B	665	19,205
Interpublic Group of Cos., Inc. (The)	1,837	52,649
News Corp., Class A, NVS	1,798	36,068
News Corp., Class B	600	12,522
Omnicom Group, Inc.	952	70,905
Paramount Global, Class B, NVS	2,309	29,786

		1,350,948

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	6,887	256,816
Newmont Corp.	3,827	141,408

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	1,193	$186,525
Steel Dynamics, Inc.	749	80,308

		665,057

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	3,063	82,242
Consolidated Edison, Inc.	1,657	141,723
Public Service Enterprise Group, Inc.	2,400	136,584
Sempra	3,014	205,042

		565,591

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	753	75,376
Boston Properties, Inc.	686	40,803

		116,179

Oil, Gas & Consumable Fuels — 0.9%
Kinder Morgan, Inc.	9,360	155,189
Marathon Petroleum Corp.	1,920	290,573
ONEOK, Inc.	2,810	178,238
Phillips 66	2,139	257,001
Targa Resources Corp.	1,082	92,749
Valero Energy Corp.	1,691	239,631
Williams Cos., Inc. (The)	5,823	196,177

		1,409,558

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	612	22,693
American Airlines Group, Inc.(a)(c)	3,127	40,057
Delta Air Lines, Inc.	3,081	113,997
Southwest Airlines Co.	2,866	77,582
United Airlines Holdings, Inc.(a)	1,580	66,834

		321,163

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,116	161,318

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	10,036	582,489
Catalent, Inc.(a)	853	38,837
Eli Lilly & Co.	3,831	2,057,745
Merck & Co., Inc.	12,190	1,254,960
Organon & Co.	1,207	20,954
Pfizer, Inc.	27,123	899,670
Viatris, Inc.	5,814	57,326
Zoetis, Inc., Class A	2,210	384,496

		5,296,477

Professional Services — 0.8%
Automatic Data Processing, Inc.	1,978	475,867
Broadridge Financial Solutions, Inc.	568	101,700
Ceridian HCM Holding, Inc.(a)	744	50,480
Equifax, Inc.	590	108,076
Paychex, Inc.	1,550	178,762
Paycom Software, Inc.	236	61,188
Robert Half, Inc.	516	37,813
Verisk Analytics, Inc.(c)	695	164,187

		1,178,073

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	1,491	110,125
CoStar Group, Inc.(a)	1,970	151,474

		261,599

Residential REITs — 0.3%
AvalonBay Communities, Inc.	686	117,814
Camden Property Trust	520	49,181

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Equity Residential	1,644	$96,519
Essex Property Trust, Inc.	310	65,748
Invitation Homes, Inc.	2,775	87,940
Mid-America Apartment Communities, Inc.	558	71,787
UDR, Inc.	1,435	51,186

		540,175

Retail REITs — 0.3%
Federal Realty Investment Trust	355	32,174
Kimco Realty Corp.	2,979	52,400
Realty Income Corp.	3,416	170,595
Regency Centers Corp.	797	47,374
Simon Property Group, Inc.	1,565	169,067

		471,610

Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(a)	7,762	798,089
Analog Devices, Inc.	2,409	421,792
Applied Materials, Inc.	4,034	558,507
Broadcom, Inc.	1,983	1,647,040
Enphase Energy, Inc.(a)(c)	656	78,818
First Solar, Inc.(a)	510	82,411
Intel Corp.	20,119	715,230
KLA Corp.	658	301,798
Lam Research Corp.	640	401,133
Microchip Technology, Inc.	2,610	203,710
Micron Technology, Inc.	5,271	358,586
Monolithic Power Systems, Inc.	230	106,260
NVIDIA Corp.	11,866	5,161,591
NXP Semiconductors NV	1,236	247,101
ON Semiconductor Corp.(a)	2,068	192,221
Qorvo, Inc.(a)	464	44,298
QUALCOMM, Inc.	5,361	595,393
Skyworks Solutions, Inc.	769	75,816
SolarEdge Technologies, Inc.(a)(c)	264	34,191
Teradyne, Inc.	743	74,642
Texas Instruments, Inc.	4,362	693,602

		12,792,229

Software — 11.2%
Adobe, Inc.(a)	2,190	1,116,681
ANSYS, Inc.(a)	417	124,078
Autodesk, Inc.(a)	1,024	211,876
Cadence Design Systems, Inc.(a)	1,308	306,464
Fair Isaac Corp.(a)	119	103,355
Fortinet, Inc.(a)(c)	3,135	183,962
Gen Digital, Inc.	2,745	48,532
Intuit, Inc.	1,345	687,214
Microsoft Corp.	35,692	11,269,749
Oracle Corp.	7,563	801,073
Palo Alto Networks, Inc.(a)	1,469	344,392
PTC, Inc.(a)	573	81,183
Roper Technologies, Inc.	513	248,436
Salesforce, Inc.(a)	4,679	948,808
ServiceNow, Inc.(a)	980	547,781
Synopsys, Inc.(a)	731	335,507
Tyler Technologies, Inc.(a)	203	78,386

		17,437,477

Specialized REITs — 1.2%
American Tower Corp.	2,239	368,204
Crown Castle, Inc.	2,079	191,330
Digital Realty Trust, Inc.	1,450	175,479
Equinix, Inc.	448	325,365
Extra Space Storage, Inc.	1,014	123,282

Security	Shares	Value

Specialized REITs (continued)
Iron Mountain, Inc.	1,406	$83,587
Public Storage	762	200,802
SBA Communications Corp., Class A	521	104,289
VICI Properties, Inc.	4,890	142,299
Weyerhaeuser Co.	3,528	108,168

		1,822,805

Specialty Retail — 2.3%
AutoZone, Inc.(a)	87	220,979
Bath & Body Works, Inc.	1,078	36,436
Best Buy Co., Inc.	927	64,399
CarMax, Inc.(a)	764	54,038
Home Depot, Inc. (The)	4,830	1,459,433
Lowe’s Cos., Inc.	2,815	585,070
O’Reilly Automotive, Inc.(a)	290	263,569
Ross Stores, Inc.	1,642	185,464
TJX Cos., Inc. (The)	5,521	490,706
Tractor Supply Co.	523	106,195
Ulta Beauty, Inc.(a)	237	94,670

		3,560,959

Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	70,599	12,087,255
Hewlett Packard Enterprise Co.	6,200	107,694
HP, Inc.	4,164	107,015
NetApp, Inc.	1,012	76,790
Seagate Technology Holdings PLC	924	60,938
Western Digital Corp.(a)	1,539	70,225

		12,509,917

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	5,885	562,724
Ralph Lauren Corp., Class A	195	22,638
Tapestry, Inc.	1,123	32,286
VF Corp.	1,617	28,572

		646,220

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,754	150,479
United Rentals, Inc.	328	145,819

		296,298

Water Utilities — 0.1%
American Water Works Co., Inc.	932	115,410

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	2,486	348,164

Total Long-Term Investments — 99.8% (Cost: $175,525,893)		155,347,591

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	718,644	$718,932
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(d)	955,935	955,935

Total Short-Term Securities — 1.1% (Cost: $1,674,812)		1,674,867

Total Investments — 100.9% (Cost: $177,200,705)		157,022,458

Liabilities in Excess of Other Assets — (0.9)%		(1,338,514)

Net Assets — 100.0%		$155,683,944

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$68,967	$649,829	(a)	$—	$96	$40	$718,932	718,644	$648	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	167,581	788,354	(a)	—	—	—	955,935	955,935	6,843		—
BlackRock, Inc.	420,876	173,143		(144,053)	(9,233)	(4,352)	436,381	675	8,320		—

					$(9,137)	$(4,312)	$2,111,248		$15,811		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	14	12/15/23	$303	$(12,552)

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P 500 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$12,552	$—	$—	$—	$12,552

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$29,614	$—	$—	$—	$29,614

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(25,846)	$—	$—	$—	$(25,846)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$364,584

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$155,347,591	$—	$—	$155,347,591
Short-Term Securities
Money Market Funds	1,674,867	—	—	1,674,867

	$157,022,458	$—	$—	$157,022,458

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(12,552)	$—	$—	$(12,552)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	2,151	$420,800
Hexcel Corp.	4,755	309,741
Woodward, Inc.	3,392	421,490

		1,152,031

Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)	6,678	391,665

Automobile Components — 1.9%
Adient PLC(a)	5,275	193,592
Autoliv, Inc.	4,266	411,584
Fox Factory Holding Corp.(a)	2,372	235,018
Gentex Corp.	13,106	426,469
Goodyear Tire & Rubber Co. (The)(a)	15,962	198,408
Lear Corp.	3,298	442,592
Visteon Corp.(a)	1,588	219,255

		2,126,918

Automobiles — 0.5%
Harley-Davidson, Inc.	7,266	240,214
Thor Industries, Inc.	3,001	285,485

		525,699

Banks — 5.8%
Associated Banc-Corp.	8,528	145,914
Bank OZK	5,931	219,862
Cadence Bank	8,307	176,274
Columbia Banking System, Inc.	11,752	238,566
Commerce Bancshares, Inc.	6,388	306,496
Cullen/Frost Bankers, Inc.	3,603	328,630
East West Bancorp, Inc.	7,944	418,728
First Financial Bankshares, Inc.	7,247	182,045
First Horizon Corp.	31,381	345,819
FNB Corp.	20,225	218,228
Glacier Bancorp, Inc.	6,258	178,353
Hancock Whitney Corp.	4,861	179,808
Home BancShares, Inc.	10,619	222,362
International Bancshares Corp.	3,014	130,627
New York Community Bancorp, Inc., Class A	40,563	459,984
Old National Bancorp	16,486	239,706
Pinnacle Financial Partners, Inc.	4,321	289,680
Prosperity Bancshares, Inc.	5,277	288,019
SouthState Corp.	4,280	288,301
Synovus Financial Corp.	8,236	228,961
Texas Capital Bancshares, Inc.(a)	2,712	159,737
UMB Financial Corp.	2,467	153,077
United Bankshares, Inc.	7,583	209,215
Valley National Bancorp	24,041	205,791
Webster Financial Corp.	9,729	392,176
Wintrust Financial Corp.	3,448	260,324

		6,466,683

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS(a)	533	207,620
Celsius Holdings, Inc.(a)	2,763	474,131
Coca-Cola Consolidated, Inc.	264	167,988

		849,739

Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(a)(b)	6,011	161,516
Exelixis, Inc.(a)	17,875	390,569
Halozyme Therapeutics, Inc.(a)	7,429	283,788

Security	Shares	Value

Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	5,483	$616,837
United Therapeutics Corp.(a)	2,635	595,167

		2,047,877

Broadline Retail — 0.6%
Kohl’s Corp.	6,202	129,994
Macy’s, Inc.	15,359	178,318
Nordstrom, Inc.	5,433	81,169
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,475	268,200

		657,681

Building Products — 4.4%
Advanced Drainage Systems, Inc.	3,888	442,571
Builders FirstSource, Inc.(a)(b)	7,020	873,920
Carlisle Cos., Inc.	2,803	726,706
Fortune Brands Innovations, Inc.	7,124	442,828
Lennox International, Inc.	1,795	672,120
Owens Corning	5,044	688,052
Simpson Manufacturing Co., Inc.	2,397	359,095
Trex Co., Inc.(a)(b)	6,096	375,696
UFP Industries, Inc.	3,471	355,430

		4,936,418

Capital Markets — 2.2%
Affiliated Managers Group, Inc.	1,971	256,900
Evercore, Inc., Class A	1,965	270,934
Federated Hermes, Inc., Class B	4,951	167,690
Interactive Brokers Group, Inc., Class A	6,006	519,879
Janus Henderson Group PLC	7,464	192,721
Jefferies Financial Group, Inc.	9,926	363,589
SEI Investments Co.	5,651	340,360
Stifel Financial Corp.	5,867	360,469

		2,472,542

Chemicals — 2.2%
Ashland, Inc.	2,869	234,340
Avient Corp.	5,131	181,227
Axalta Coating Systems Ltd.(a)	12,454	335,013
Cabot Corp.	3,149	218,131
Chemours Co. (The)	8,331	233,685
NewMarket Corp.	388	176,556
RPM International, Inc.	7,246	686,993
Scotts Miracle-Gro Co. (The)	2,327	120,259
Westlake Corp.	1,799	224,281

		2,410,485

Commercial Services & Supplies — 1.5%
Brink’s Co. (The)	2,619	190,244
Clean Harbors, Inc.(a)	2,827	473,127
MSA Safety, Inc.	2,075	327,124
Stericycle, Inc.(a)	5,204	232,671
Tetra Tech, Inc.	2,989	454,417

		1,677,583

Communications Equipment — 0.6%
Calix, Inc.(a)	3,305	151,501
Ciena Corp.(a)(b)	8,394	396,701
Lumentum Holdings, Inc.(a)	3,872	174,937

		723,139

Construction & Engineering — 1.8%
AECOM	7,789	646,798
EMCOR Group, Inc.	2,646	556,692
MasTec, Inc.(a)	3,400	244,698

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MDU Resources Group, Inc.	11,401	$223,232
Valmont Industries, Inc.	1,184	284,409

		1,955,829

Construction Materials — 0.4%
Eagle Materials, Inc.	1,991	331,541
Knife River Corp.(a)	2,854	139,361

		470,902

Consumer Finance — 0.2%
SLM Corp.	12,707	173,069

Consumer Staples Distribution & Retail — 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	7,544	538,415
Grocery Outlet Holding Corp.(a)	5,540	159,829
Sprouts Farmers Market, Inc.(a)	5,738	245,587
U.S. Foods Holding Corp.(a)	12,753	506,294

		1,450,125

Containers & Packaging — 2.2%
AptarGroup, Inc.	3,685	460,772
Berry Global Group, Inc.	6,631	410,525
Crown Holdings, Inc.	6,774	599,364
Graphic Packaging Holding Co.	17,250	384,330
Greif, Inc., Class A, NVS	1,430	95,538
Silgan Holdings, Inc.	4,704	202,789
Sonoco Products Co.	5,516	299,795

		2,453,113

Diversified Consumer Services — 1.0%
Graham Holdings Co., Class B	208	121,264
Grand Canyon Education, Inc.(a)(b)	1,680	196,358
H&R Block, Inc.	8,553	368,292
Service Corp. International	8,470	483,976

		1,169,890

Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.(a)(b)	12,484	195,374
Iridium Communications, Inc.	7,026	319,613

		514,987

Electrical Equipment — 2.4%
Acuity Brands, Inc.	1,758	299,405
EnerSys	2,310	218,688
Hubbell, Inc.	3,011	943,677
nVent Electric PLC	9,307	493,178
Regal Rexnord Corp.	3,723	531,942
Sunrun, Inc.(a)(b)	12,159	152,717
Vicor Corp.(a)	1,258	74,084

		2,713,691

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics, Inc.(a)	3,125	391,375
Avnet, Inc.	5,141	247,745
Belden, Inc.	2,384	230,175
Cognex Corp.	9,673	410,522
Coherent Corp.(a)	7,286	237,815
Crane NXT Co.	2,707	150,428
IPG Photonics Corp.(a)	1,672	169,775
Jabil, Inc.	7,348	932,388
Littelfuse, Inc.	1,396	345,259
National Instruments Corp.	7,383	440,174
Novanta, Inc.(a)(b)	2,014	288,888
TD SYNNEX Corp.	2,689	268,524
Vishay Intertechnology, Inc.	7,120	176,006
Vontier Corp.	8,699	268,973

		4,558,047

Security	Shares	Value

Energy Equipment & Services — 1.0%
ChampionX Corp.	11,037	$393,138
NOV, Inc.	22,108	462,057
Valaris Ltd.(a)	3,583	268,653

		1,123,848

Entertainment — 0.2%
TKO Group Holdings, Inc., Class A	2,940	247,136

Financial Services — 1.6%
Essent Group Ltd.	6,023	284,828
Euronet Worldwide, Inc.(a)	2,659	211,071
MGIC Investment Corp.	15,834	264,269
Voya Financial, Inc.	5,939	394,647
Western Union Co. (The)	17,182	226,459
WEX, Inc.(a)	2,411	453,485

		1,834,759

Food Products — 1.4%
Darling Ingredients, Inc.(a)	8,955	467,451
Flowers Foods, Inc.	10,816	239,899
Ingredion, Inc.	3,721	366,146
Lancaster Colony Corp.	1,148	189,455
Pilgrim’s Pride Corp.(a)	2,257	51,527
Post Holdings, Inc.(a)(b)	2,859	245,131

		1,559,609

Gas Utilities — 1.0%
New Jersey Resources Corp.	5,462	221,921
ONE Gas, Inc.	3,120	213,034
Southwest Gas Holdings, Inc.	3,385	204,488
Spire, Inc.	2,951	166,967
UGI Corp.	11,796	271,308

		1,077,718

Ground Transportation — 2.3%
Avis Budget Group, Inc.(a)	1,113	199,995
Hertz Global Holdings, Inc.(a)	7,507	91,961
Knight-Swift Transportation Holdings, Inc.	9,056	454,158
Landstar System, Inc.	2,019	357,242
Ryder System, Inc.	2,565	274,327
Saia, Inc.(a)	1,490	593,989
Werner Enterprises, Inc.	3,555	138,467
XPO, Inc.(a)	6,511	486,111

		2,596,250

Health Care Equipment & Supplies — 3.1%
Enovis Corp.(a)	2,792	147,222
Envista Holdings Corp.(a)	9,212	256,831
Globus Medical, Inc., Class A(a)	6,583	326,846
Haemonetics Corp.(a)	2,852	255,482
ICU Medical, Inc.(a)	1,136	135,195
Inari Medical, Inc.(a)	2,875	188,025
Integra LifeSciences Holdings Corp.(a)	3,971	151,653
Lantheus Holdings, Inc.(a)(b)	3,848	267,359
LivaNova PLC(a)	3,022	159,803
Masimo Corp.(a)	2,498	219,025
Neogen Corp.(a)	11,091	205,627
Penumbra, Inc.(a)	2,158	522,042
QuidelOrtho Corp.(a)	2,783	203,270
Shockwave Medical, Inc.(a)	2,064	410,942

		3,449,322

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	5,177	363,995
Amedisys, Inc.(a)	1,831	171,015
Chemed Corp.	847	440,186

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corp.	5,629	$378,044
HealthEquity, Inc.(a)(b)	4,800	350,640
Option Care Health, Inc.(a)	10,105	326,897
Patterson Cos., Inc.	4,771	141,412
Progyny, Inc.(a)	4,656	158,397
R1 RCM, Inc.(a)	11,042	166,403
Tenet Healthcare Corp.(a)	5,702	375,705

		2,872,694

Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	21,398	326,747
Medical Properties Trust, Inc.	33,722	183,785
Omega Healthcare Investors, Inc.	13,748	455,884
Physicians Realty Trust	13,374	163,029
Sabra Health Care REIT, Inc.	12,966	180,746

		1,310,191

Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	7,081	150,259

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	12,171	149,947

Hotels, Restaurants & Leisure — 3.5%
Aramark	14,656	508,563
Boyd Gaming Corp.	3,976	241,860
Choice Hotels International, Inc.	1,410	172,739
Churchill Downs, Inc.	3,825	443,853
Hilton Grand Vacations, Inc.(a)	4,074	165,812
Light & Wonder, Inc., Class A(a)	5,117	364,996
Marriott Vacations Worldwide Corp.	1,915	192,706
Penn Entertainment, Inc.(a)	8,519	195,511
Planet Fitness, Inc., Class A(a)	4,766	234,392
Texas Roadhouse, Inc.	3,749	360,279
Travel + Leisure Co.	4,146	152,283
Wendy’s Co. (The)	9,546	194,834
Wingstop, Inc.(b)	1,685	303,030
Wyndham Hotels & Resorts, Inc.	4,733	329,133

		3,859,991

Household Durables — 1.9%
Helen of Troy Ltd.(a)	1,350	157,356
KB Home	4,382	202,799
Leggett & Platt, Inc.	7,514	190,931
Taylor Morrison Home Corp., Class A(a)	6,138	261,540
Tempur Sealy International, Inc.	9,666	418,924
Toll Brothers, Inc.	6,139	454,041
TopBuild Corp.(a)	1,783	448,603

		2,134,194

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	3,019	211,088

Industrial REITs — 1.5%
EastGroup Properties, Inc.	2,549	424,485
First Industrial Realty Trust, Inc.	7,428	353,498
Rexford Industrial Realty, Inc.	11,591	572,016
STAG Industrial, Inc.	10,092	348,275

		1,698,274

Insurance — 4.9%
American Financial Group, Inc.	3,716	414,966
Brighthouse Financial, Inc.(a)	3,690	180,589
CNO Financial Group, Inc.	6,337	150,377
Erie Indemnity Co., Class A, NVS	1,400	411,306
First American Financial Corp.	5,783	326,682
Hanover Insurance Group, Inc. (The)	2,012	223,292

Security	Shares	Value

Insurance (continued)
Kemper Corp.	3,376	$141,893
Kinsale Capital Group, Inc.	1,235	511,450
Old Republic International Corp.	14,862	400,382
Primerica, Inc.	2,008	389,572
Reinsurance Group of America, Inc.	3,717	539,671
RenaissanceRe Holdings Ltd.	2,874	568,822
RLI Corp.	2,255	306,432
Selective Insurance Group, Inc.	3,402	350,984
Unum Group	10,324	507,838

		5,424,256

Interactive Media & Services — 0.4%
Ziff Davis, Inc.(a)	2,620	166,868
ZoomInfo Technologies, Inc., Class A(a)	17,178	281,719

		448,587

IT Services — 0.2%
Kyndryl Holdings, Inc.(a)	12,909	194,926

Leisure Products — 0.9%
Brunswick Corp.	3,925	310,075
Polaris, Inc.	2,999	312,316
Topgolf Callaway Brands Corp.(a)	8,050	111,412
YETI Holdings, Inc.(a)	4,856	234,156

		967,959

Life Sciences Tools & Services — 1.2%
Azenta, Inc.(a)	3,373	169,291
Bruker Corp.	5,527	344,332
Medpace Holdings, Inc.(a)	1,307	316,464
Repligen Corp.(a)	2,911	462,878

		1,292,965

Machinery — 4.7%
AGCO Corp.	3,490	412,797
Chart Industries, Inc.(a)	2,357	398,616
Crane Co.(b)	2,734	242,889
Donaldson Co., Inc.	6,807	405,970
Esab Corp.	3,193	224,213
Flowserve Corp.	7,385	293,701
Graco, Inc.	9,488	691,485
Lincoln Electric Holdings, Inc.	3,223	585,909
Middleby Corp. (The)(a)	3,008	385,024
Oshkosh Corp.	3,668	350,037
Terex Corp.	3,792	218,495
Timken Co. (The)	3,675	270,076
Toro Co. (The)	5,834	484,805
Watts Water Technologies, Inc., Class A	1,542	266,488

		5,230,505

Marine Transportation — 0.2%
Kirby Corp.(a)	3,345	276,966

Media — 0.9%
Cable One, Inc.	256	157,604
New York Times Co. (The), Class A	9,185	378,422
Nexstar Media Group, Inc., Class A	1,876	268,962
TEGNA, Inc.	11,301	164,656

		969,644

Metals & Mining — 2.7%
Alcoa Corp.	10,052	292,111
Cleveland-Cliffs, Inc.(a)	28,560	446,393
Commercial Metals Co.	6,561	324,179
MP Materials Corp., Class A(a)	8,056	153,870
Reliance Steel & Aluminum Co.	3,288	862,212
Royal Gold, Inc.	3,689	392,251

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.	12,518	$406,585
Worthington Industries, Inc.	1,709	105,650

		2,983,251

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	27,730	521,601
Starwood Property Trust, Inc.	16,694	323,029

		844,630

Office REITs — 0.6%
COPT Defense Properties	6,312	150,415
Cousins Properties, Inc.	8,497	173,084
Kilroy Realty Corp.	6,013	190,071
Vornado Realty Trust	9,023	204,641

		718,211

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	19,159	229,525
DT Midstream, Inc.	5,457	288,784
Equitrans Midstream Corp.	24,373	228,375
HF Sinclair Corp.	8,166	464,890
PBF Energy, Inc., Class A	6,179	330,762

		1,542,336

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,619	200,022

Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	7,401	305,143
Coty, Inc., Class A(a)(b)	20,154	221,090

		526,233

Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	3,545	458,865
Perrigo Co. PLC	7,616	243,331

		702,196

Professional Services — 3.1%
ASGN, Inc.(a)	2,724	222,496
Concentrix Corp.	2,434	194,988
ExlService Holdings, Inc.(a)	9,317	261,249
Exponent, Inc.	2,860	244,816
FTI Consulting, Inc.(a)	1,909	340,585
Genpact Ltd.	9,370	339,194
Insperity, Inc.	2,045	199,592
KBR, Inc.	7,575	446,471
ManpowerGroup, Inc.	2,795	204,929
Maximus, Inc.	3,418	255,256
Paylocity Holding Corp.(a)	2,418	439,351
Science Applications International Corp.	3,012	317,886

		3,466,813

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(a)	2,678	378,080

Residential REITs — 1.0%
Apartment Income REIT Corp.	8,378	257,205
Equity LifeStyle Properties, Inc.	10,458	666,279
Independence Realty Trust, Inc.	12,660	178,126

		1,101,610

Retail REITs — 1.4%
Agree Realty Corp.	5,421	299,456
Brixmor Property Group, Inc.	16,883	350,829
Kite Realty Group Trust	12,354	264,623
NNN REIT, Inc.	10,245	362,058
Spirit Realty Capital, Inc.	7,959	266,865

		1,543,831

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a)	3,990	$127,441
Amkor Technology, Inc.	5,817	131,464
Cirrus Logic, Inc.(a)	3,079	227,723
Lattice Semiconductor Corp.(a)	7,739	665,012
MACOM Technology Solutions Holdings, Inc.(a)	3,021	246,453
MKS Instruments, Inc.	3,539	306,265
Power Integrations, Inc.	3,228	246,329
Silicon Laboratories, Inc.(a)	1,794	207,907
Synaptics, Inc.(a)	2,232	199,630
Universal Display Corp.	2,447	384,154
Wolfspeed, Inc.(a)	7,007	266,967

		3,009,345

Software — 3.0%
ACI Worldwide, Inc.(a)	6,139	138,496
Aspen Technology, Inc.(a)	1,596	325,999
Blackbaud, Inc.(a)	2,433	171,089
CommVault Systems, Inc.(a)	2,456	166,050
Dropbox, Inc., Class A(a)	14,479	394,263
Dynatrace, Inc.(a)	13,338	623,285
Envestnet, Inc.(a)	2,732	120,290
Manhattan Associates, Inc.(a)	3,462	684,299
NCR Corp.(a)	7,550	203,623
Qualys, Inc.(a)	2,066	315,168
Teradata Corp.(a)	5,628	253,373

		3,395,935

Specialized REITs — 1.5%
CubeSmart	12,622	481,277
EPR Properties	4,224	175,465
Lamar Advertising Co., Class A	4,915	410,255
National Storage Affiliates Trust	4,656	147,782
PotlatchDeltic Corp.	4,506	204,527
Rayonier, Inc.	7,687	218,772

		1,638,078

Specialty Retail — 2.8%
AutoNation, Inc.(a)(b)	1,512	228,917
Five Below, Inc.(a)(b)	3,125	502,812
GameStop Corp., Class A(a)	15,040	247,558
Gap, Inc. (The)	11,971	127,252
Lithia Motors, Inc., Class A	1,548	457,171
Murphy U.S.A., Inc.	1,096	374,536
Penske Automotive Group, Inc.	1,096	183,098
RH(a)	870	229,993
Valvoline, Inc.	7,798	251,408
Williams-Sonoma, Inc.	3,606	560,372

		3,163,117

Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc.(a)	2,564	703,100

Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.(a)	6,520	343,017
Carter’s, Inc.	2,091	144,593
Columbia Sportswear Co.	1,961	145,310
Crocs, Inc.(a)	3,471	306,247
Deckers Outdoor Corp.(a)	1,467	754,170
PVH Corp.	3,516	269,009
Skechers U.S.A., Inc., Class A(a)	7,547	369,426
Under Armour, Inc., Class A(a)	10,565	72,370
Under Armour, Inc., Class C, NVS(a)	11,290	72,030

		2,476,172

Trading Companies & Distributors — 1.4%
GATX Corp.	1,995	217,116

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	2,666	$261,668
Watsco, Inc.	1,883	711,247
WESCO International, Inc.	2,488	357,824

		1,547,855

Water Utilities — 0.4%
Essential Utilities, Inc.	13,662	469,016

Total Long-Term Investments — 99.8% (Cost: $114,585,845)		111,389,032

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	4,832,744	4,834,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	617,715	617,715

Total Short-Term Securities — 4.9% (Cost: $5,450,976)		5,452,392

Total Investments — 104.7% (Cost: $120,036,821)		116,841,424

Liabilities in Excess of Other Assets — (4.7)%		(5,243,028)

Net Assets — 100.0%		$111,598,396

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,258,251	$1,575,701	(a)	$—	$(118)	$843	$4,834,677	4,832,744	$11,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	158,472	459,243	(a)	—	—	—	617,715	617,715	6,834		—

					$(118)	$843	$5,452,392		$18,101		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,384	$—	$—	$—	$7,384

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(5,977)	$—	$—	$—	$(5,977)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$132,205

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$111,389,032	$—	$—	$111,389,032
Short-Term Securities
Money Market Funds	5,452,392	—	—	5,452,392

	$116,841,424	$—	$—	$116,841,424

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	1,976	$117,632
AeroVironment, Inc.(a)	1,557	173,652
Kaman Corp.	1,678	32,973
National Presto Industries, Inc.	311	22,535
Triumph Group, Inc.(a)(b)	4,561	34,937

		381,729

Air Freight & Logistics — 0.5%
Forward Air Corp.	1,528	105,035
Hub Group, Inc., Class A(a)	1,867	146,634

		251,669

Automobile Components — 1.6%
American Axle & Manufacturing Holdings, Inc.(a)	6,960	50,530
Dana, Inc.	7,603	111,536
Dorman Products, Inc.(a)	1,678	127,125
Gentherm, Inc.(a)	1,962	106,458
LCI Industries	1,504	176,600
Patrick Industries, Inc.	1,241	93,149
Standard Motor Products, Inc.	1,111	37,352
XPEL, Inc.(a)	1,258	97,004

		799,754

Automobiles — 0.2%
Winnebago Industries, Inc.	1,796	106,772

Banks — 9.4%
Ameris Bancorp	3,848	147,725
Atlantic Union Bankshares Corp.	4,012	115,465
Axos Financial, Inc.(a)	3,105	117,555
Banc of California, Inc.	3,103	38,415
BancFirst Corp.	888	77,016
Bancorp, Inc. (The)(a)(b)	3,214	110,883
Bank of Hawaii Corp.	2,226	110,610
BankUnited, Inc.	4,228	95,976
Banner Corp.	1,965	83,277
Berkshire Hills Bancorp, Inc.	2,338	46,877
Brookline Bancorp, Inc.	5,250	47,828
Capitol Federal Financial, Inc.	7,530	35,918
Central Pacific Financial Corp.	540	9,007
City Holding Co.	842	76,075
Community Bank System, Inc.	3,018	127,390
Customers Bancorp, Inc.(a)	1,674	57,669
CVB Financial Corp.	7,560	125,269
Dime Community Bancshares, Inc.	2,077	41,457
Eagle Bancorp, Inc.	1,771	37,988
FB Financial Corp.	2,158	61,201
First BanCorp/Puerto Rico	10,175	136,955
First Bancorp/Southern Pines NC	2,313	65,088
First Commonwealth Financial Corp.	5,941	72,540
First Financial Bancorp	5,600	109,760
First Hawaiian, Inc.	7,555	136,368
Fulton Financial Corp.	8,216	99,496
Hanmi Financial Corp.	1,634	26,520
Heritage Financial Corp.	2,075	33,843
Hilltop Holdings, Inc.	2,828	80,202
Hope Bancorp, Inc.	7,107	62,897
Independent Bank Corp.	2,468	121,154
Independent Bank Group, Inc.	2,135	84,439
Lakeland Financial Corp.	1,498	71,095
National Bank Holdings Corp., Class A	2,048	60,948
NBT Bancorp, Inc.	2,703	85,658
Northfield Bancorp, Inc.	2,354	22,245

Security	Shares	Value

Banks (continued)
Northwest Bancshares, Inc.	7,160	$73,247
OFG Bancorp	2,786	83,190
Pacific Premier Bancorp, Inc.	5,535	120,442
PacWest Bancorp	7,048	55,750
Park National Corp.	869	82,138
Pathward Financial, Inc.	1,553	71,578
Preferred Bank	561	34,922
Provident Financial Services, Inc.	4,345	66,435
Renasant Corp.	3,211	84,096
S&T Bancorp, Inc.	2,264	61,309
Seacoast Banking Corp. of Florida	4,900	107,604
ServisFirst Bancshares, Inc.	2,900	151,293
Simmons First National Corp., Class A	7,008	118,856
Southside Bancshares, Inc.	1,717	49,278
Stellar Bancorp, Inc.	2,887	61,551
Tompkins Financial Corp.	743	36,400
Triumph Financial, Inc.(a)	1,279	82,866
TrustCo Bank Corp.	1,113	30,374
Trustmark Corp.	3,466	75,316
United Community Banks, Inc.	6,818	173,245
Veritex Holdings, Inc.	3,092	55,501
Washington Federal, Inc.	3,607	92,411
Westamerica BanCorp	1,574	68,076
WSFS Financial Corp.	3,473	126,764

		4,795,451

Beverages — 0.3%
MGP Ingredients, Inc.	929	97,991
National Beverage Corp.(a)	1,388	65,264

		163,255

Biotechnology — 1.7%
Arcus Biosciences, Inc.(a)	3,192	57,296
Avid Bioservices, Inc.(a)	3,729	35,202
Catalyst Pharmaceuticals, Inc.(a)	5,957	69,637
Cytokinetics, Inc.(a)(b)	5,683	167,421
Dynavax Technologies Corp.(a)	7,656	113,079
Ironwood Pharmaceuticals, Inc., Class A(a)	8,163	78,610
iTeos Therapeutics, Inc.(a)	1,575	17,246
Myriad Genetics, Inc.(a)(b)	4,869	78,099
REGENXBIO, Inc.(a)	2,405	39,586
Vericel Corp.(a)	2,832	94,929
Vir Biotechnology, Inc.(a)	5,109	47,871
Xencor, Inc.(a)	3,604	72,621

		871,597

Building Products — 1.9%
AAON, Inc.	4,018	228,504
American Woodmark Corp.(a)	973	73,569
Apogee Enterprises, Inc.	1,312	61,769
AZZ, Inc.	1,487	67,777
Gibraltar Industries, Inc.(a)	1,801	121,585
Griffon Corp.	2,434	96,557
Insteel Industries, Inc.	1,155	37,491
PGT Innovations, Inc.(a)	3,468	96,237
Quanex Building Products Corp.	1,959	55,185
Resideo Technologies, Inc.(a)	8,741	138,108

		976,782

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A	2,619	98,003
Avantax, Inc.(a)	2,186	55,918
B Riley Financial, Inc.	982	40,252
Brightsphere Investment Group, Inc.	1,925	37,326
Donnelley Financial Solutions, Inc.(a)	1,482	83,407

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Piper Sandler Cos	893	$129,762
StoneX Group, Inc.(a)	1,063	103,026
Virtus Investment Partners, Inc.	405	81,806
WisdomTree, Inc.	6,721	47,047

		676,547

Chemicals — 2.8%
AdvanSix, Inc.	1,618	50,287
American Vanguard Corp.	1,620	17,707
Balchem Corp.	1,909	236,792
Hawkins, Inc.	1,142	67,207
HB Fuller Co.	3,197	219,346
Ingevity Corp.(a)	2,002	95,315
Innospec, Inc.	1,473	150,541
Koppers Holdings, Inc.	1,241	49,082
Livent Corp.(a)	10,669	196,416
Minerals Technologies, Inc.	1,935	105,961
Quaker Chemical Corp.	823	131,680
Stepan Co.	1,256	94,162

		1,414,496

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	3,928	157,159
Brady Corp., Class A, NVS	2,718	149,273
Deluxe Corp.	2,594	49,001
Enviri Corp.(a)	4,742	34,237
GEO Group, Inc. (The)(a)	7,498	61,334
Healthcare Services Group, Inc.	4,411	46,007
HNI Corp.	2,767	95,821
Interface, Inc., Class A	3,454	33,884
Liquidity Services, Inc.(a)	1,332	23,470
Matthews International Corp., Class A	1,811	70,466
MillerKnoll, Inc.	4,496	109,927
OPENLANE, Inc.(a)	6,474	96,592
Pitney Bowes, Inc.	4,704	14,206
UniFirst Corp.	898	146,383
Viad Corp.(a)	1,241	32,514

		1,120,274

Communications Equipment — 1.3%
ADTRAN Holdings, Inc.	4,209	34,640
Clearfield, Inc.(a)	771	22,097
Digi International, Inc.(a)	2,139	57,753
Extreme Networks, Inc.(a)	7,585	183,633
Harmonic, Inc.(a)	6,654	64,078
NetScout Systems, Inc.(a)	4,290	120,206
Viasat, Inc.(a)	4,429	81,759
Viavi Solutions, Inc.(a)	13,169	120,365

		684,531

Construction & Engineering — 1.9%
Arcosa, Inc.	2,887	207,575
Comfort Systems U.S.A., Inc.	2,120	361,269
Dycom Industries, Inc.(a)	1,742	155,038
Granite Construction, Inc.	2,611	99,270
MYR Group, Inc.(a)	993	133,817

		956,969

Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	1,688	57,729
Encore Capital Group, Inc.(a)	1,396	66,673
Enova International, Inc.(a)	1,830	93,092
Green Dot Corp., Class A(a)	875	12,189
Navient Corp.	5,205	89,630
PRA Group, Inc.(a)	2,333	44,817

Security	Shares	Value

Consumer Finance (continued)
PROG Holdings, Inc.(a)	2,718	$90,265
World Acceptance Corp.(a)	203	25,793

		480,188

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	1,872	96,426
Chefs’ Warehouse, Inc. (The)(a)	2,100	44,478
PriceSmart, Inc.	1,532	114,027
SpartanNash Co.	2,066	45,452
United Natural Foods, Inc.(a)(b)	3,492	49,377

		349,760

Containers & Packaging — 0.4%
Myers Industries, Inc.	2,189	39,249
O-I Glass, Inc.(a)	9,209	154,066

		193,315

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)	2,469	105,797
Frontdoor, Inc.(a)	4,772	145,975
Perdoceo Education Corp.	3,899	66,673
Strategic Education, Inc.	1,308	98,427
Stride, Inc.(a)	2,394	107,802

		524,674

Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	4,318	72,240
American Assets Trust, Inc.	2,888	56,171
Armada Hoffler Properties, Inc.	4,040	41,370
Essential Properties Realty Trust, Inc.	9,260	200,294
Global Net Lease, Inc.	11,503	110,544

		480,619

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	630	19,883
Cogent Communications Holdings, Inc.	2,583	159,888
Consolidated Communications Holdings, Inc.(a)	4,437	15,174
Lumen Technologies, Inc.(a)	59,959	85,142

		280,087

Electrical Equipment — 0.5%
Encore Wire Corp.	998	182,095
Powell Industries, Inc.	543	45,015
SunPower Corp.(a)	5,104	31,492

		258,602

Electronic Equipment, Instruments & Components — 4.7%
Advanced Energy Industries, Inc.	2,229	229,855
Arlo Technologies, Inc.(a)	5,592	57,598
Badger Meter, Inc.	1,736	249,758
Benchmark Electronics, Inc.	2,120	51,431
CTS Corp.	1,864	77,803
ePlus, Inc.(a)	1,602	101,759
Fabrinet(a)	2,152	358,566
Insight Enterprises, Inc.(a)(b)	1,790	260,445
Itron, Inc.(a)	2,691	163,021
Knowles Corp.(a)	5,419	80,256
Methode Electronics, Inc.	2,141	48,922
OSI Systems, Inc.(a)	914	107,889
PC Connection, Inc.	672	35,871
Plexus Corp.(a)	1,632	151,743
Rogers Corp.(a)	992	130,418
Sanmina Corp.(a)	3,397	184,389
ScanSource, Inc.(a)	1,481	44,889
TTM Technologies, Inc.(a)	6,176	79,547

		2,414,160

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 2.2%
Archrock, Inc.	8,185	$103,131
Bristow Group, Inc.(a)	1,424	40,114
Core Laboratories, Inc.	2,775	66,628
Dril-Quip, Inc.(a)(b)	2,032	57,241
Helix Energy Solutions Group, Inc.(a)	8,427	94,130
Helmerich & Payne, Inc.	5,886	248,154
Nabors Industries Ltd.(a)	533	65,634
Oil States International, Inc.(a)	3,800	31,806
Patterson-UTI Energy, Inc.	18,974	262,600
ProPetro Holding Corp.(a)	5,163	54,883
RPC, Inc.	5,061	45,245
U.S. Silica Holdings, Inc.(a)	4,584	64,359

		1,133,925

Entertainment — 0.6%
Cinemark Holdings, Inc.(a)(b)	6,408	117,587
Madison Square Garden Sports Corp., Class A	989	174,361
Marcus Corp. (The)	1,463	22,676

		314,624

Financial Services — 1.6%
EVERTEC, Inc.	3,840	142,771
Mr. Cooper Group, Inc.(a)(b)	3,968	212,526
NMI Holdings, Inc., Class A(a)	4,890	132,470
Payoneer Global, Inc.(a)	12,275	75,123
Radian Group, Inc.	3,344	83,968
Walker & Dunlop, Inc.	1,981	147,070

		793,928

Food Products — 2.2%
B&G Foods, Inc.	4,299	42,517
Calavo Growers, Inc.	1,057	26,668
Cal-Maine Foods, Inc.	2,406	116,498
Fresh Del Monte Produce, Inc.	2,003	51,758
Hain Celestial Group, Inc. (The)(a)	5,318	55,148
Hostess Brands, Inc., Class A(a)	7,865	261,983
J & J Snack Foods Corp.	917	150,067
John B Sanfilippo & Son, Inc.	532	52,562
Simply Good Foods Co. (The)(a)	5,363	185,131
Tootsie Roll Industries, Inc.	1,035	30,905
TreeHouse Foods, Inc.(a)(b)	3,049	132,875

		1,106,112

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,059	103,517
Northwest Natural Holding Co.	2,145	81,853

		185,370

Ground Transportation — 0.5%
ArcBest Corp.	1,428	145,156
Heartland Express, Inc.	2,725	40,030
Marten Transport Ltd.	3,432	67,645

		252,831

Health Care Equipment & Supplies — 2.3%
Artivion, Inc.(a)	2,318	35,141
Avanos Medical, Inc.(a)	2,787	56,353
CONMED Corp.	1,820	183,547
Glaukos Corp.(a)	2,887	217,247
Integer Holdings Corp.(a)	1,972	154,664
LeMaitre Vascular, Inc.	1,179	64,232
Merit Medical Systems, Inc.(a)	3,412	235,496
OraSure Technologies, Inc.(a)	4,365	25,885
Orthofix Medical, Inc.(a)	2,171	27,919
Tandem Diabetes Care, Inc.(a)	3,869	80,359

Security	Shares	Value

Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.(a)	417	$67,325
Varex Imaging Corp.(a)	2,403	45,152

		1,193,320

Health Care Providers & Services — 3.2%
AdaptHealth Corp.(a)	4,856	44,190
Addus HomeCare Corp.(a)	965	82,208
Agiliti, Inc.(a)	2,074	13,460
AMN Healthcare Services, Inc.(a)	2,249	191,570
Apollo Medical Holdings, Inc.(a)	2,507	77,341
Community Health Systems, Inc.(a)	7,564	21,936
CorVel Corp.(a)(b)	539	105,994
Cross Country Healthcare, Inc.(a)	2,001	49,605
Ensign Group, Inc. (The)	3,327	309,178
Fulgent Genetics, Inc.(a)	1,210	32,355
ModivCare, Inc.(a)	734	23,128
NeoGenomics, Inc.(a)	7,584	93,283
Owens & Minor, Inc.(a)	4,550	73,528
Pediatrix Medical Group, Inc.(a)	4,920	62,533
Privia Health Group, Inc.(a)	6,044	139,012
RadNet, Inc.(a)	3,571	100,667
Select Medical Holdings Corp.	6,172	155,967
U.S. Physical Therapy, Inc.	891	81,731

		1,657,686

Health Care REITs — 0.5%
CareTrust REIT, Inc.	5,889	120,724
Community Healthcare Trust, Inc.	1,468	43,600
LTC Properties, Inc.	2,463	79,136
Universal Health Realty Income Trust	756	30,565

		274,025

Health Care Technology — 0.8%
Certara, Inc.(a)	6,365	92,547
HealthStream, Inc.	1,442	31,118
NextGen Healthcare, Inc.(a)	3,227	76,577
Schrodinger, Inc.(a)	3,245	91,736
Simulations Plus, Inc.	948	39,532
Veradigm, Inc.(a)	6,495	85,344

		416,854

Hotel & Resort REITs — 1.0%
Chatham Lodging Trust	2,905	27,801
DiamondRock Hospitality Co.	12,398	99,556
Pebblebrook Hotel Trust	7,165	97,372
Service Properties Trust	9,838	75,654
Summit Hotel Properties, Inc.	6,396	37,097
Sunstone Hotel Investors, Inc.	12,261	114,640
Xenia Hotels & Resorts, Inc.	6,378	75,133

		527,253

Hotels, Restaurants & Leisure — 2.1%
BJ’s Restaurants, Inc.(a)	1,401	32,867
Bloomin’ Brands, Inc.	5,156	126,786
Brinker International, Inc.(a)	2,634	83,208
Cheesecake Factory, Inc. (The)	2,804	84,961
Chuy’s Holdings, Inc.(a)	1,073	38,177
Cracker Barrel Old Country Store, Inc.	1,318	88,570
Dave & Buster’s Entertainment, Inc.(a)	2,042	75,697
Dine Brands Global, Inc.	926	45,791
Golden Entertainment, Inc.	1,288	44,024
Jack in the Box, Inc.	1,195	82,527
Monarch Casino & Resort, Inc.	797	49,494
Sabre Corp.(a)(b)	19,754	88,695

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	2,220	$128,915
Six Flags Entertainment Corp.(a)	4,237	99,612

		1,069,324

Household Durables — 3.1%
Cavco Industries, Inc.(a)	479	127,251
Century Communities, Inc.	1,694	113,125
Ethan Allen Interiors, Inc.	1,357	40,574
Green Brick Partners, Inc.(a)(b)	1,511	62,722
Installed Building Products, Inc.	1,396	174,347
iRobot Corp.(a)	1,639	62,118
La-Z-Boy, Inc.	2,573	79,454
LGI Homes, Inc.(a)	1,213	120,681
M/I Homes, Inc.(a)	1,646	138,330
MDC Holdings, Inc.	3,531	145,583
Meritage Homes Corp.	2,181	266,933
Sonos, Inc.(a)	7,586	97,935
Tri Pointe Homes, Inc.(a)	5,879	160,791

		1,589,844

Household Products — 0.6%
Central Garden & Pet Co.(a)	566	24,983
Central Garden & Pet Co., Class A, NVS(a)	2,438	97,739
WD-40 Co.	806	163,812

		286,534

Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	1,660	125,596
LXP Industrial Trust	17,380	154,682

		280,278

Insurance — 2.4%
Ambac Financial Group, Inc.(a)	2,694	32,490
American Equity Investment Life Holding Co.(a)	3,672	196,966
AMERISAFE, Inc.	1,141	57,130
Assured Guaranty Ltd.	3,303	199,897
Employers Holdings, Inc.	1,465	58,527
Genworth Financial, Inc., Class A(a)	25,573	149,858
HCI Group, Inc.	358	19,436
Horace Mann Educators Corp.	2,029	59,612
James River Group Holdings Ltd.	2,007	30,807
Mercury General Corp.	1,580	44,287
Palomar Holdings, Inc.(a)	1,471	74,653
ProAssurance Corp.	2,810	53,081
Safety Insurance Group, Inc.	874	59,598
SiriusPoint Ltd.(a)	5,261	53,504
Stewart Information Services Corp.	1,567	68,635
Trupanion, Inc.(a)	2,115	59,643
United Fire Group, Inc.	1,261	24,905

		1,243,029

Interactive Media & Services — 0.8%
Cargurus, Inc., Class A(a)	5,159	90,386
Cars.com, Inc.(a)	3,676	61,977
QuinStreet, Inc.(a)	3,057	27,421
Shutterstock, Inc.	1,437	54,678
Yelp, Inc.(a)	4,081	169,729

		404,191

IT Services — 0.2%
Perficient, Inc.(a)	2,069	119,712

Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	2,043	28,214
Cytek Biosciences, Inc.(a)	5,918	32,668
Mesa Laboratories, Inc.(b)	304	31,941

Security	Shares	Value

Life Sciences Tools & Services (continued)
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	$—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—

		92,823

Machinery — 5.2%
3D Systems Corp.(a)	7,936	38,966
Alamo Group, Inc.	614	106,136
Albany International Corp., Class A	1,846	159,273
Astec Industries, Inc.	1,352	63,693
Barnes Group, Inc.	2,995	101,740
CIRCOR International, Inc.(a)	1,213	67,625
Enerpac Tool Group Corp., Class A	3,335	88,144
EnPro Industries, Inc.	1,238	150,033
ESCO Technologies, Inc.	1,531	159,898
Federal Signal Corp.	3,619	216,163
Franklin Electric Co., Inc.	2,355	210,137
Greenbrier Cos., Inc. (The)	1,836	73,440
Hillenbrand, Inc.	4,139	175,121
John Bean Technologies Corp.	1,885	198,189
Kennametal, Inc.	4,738	117,881
Lindsay Corp.	654	76,963
Proto Labs, Inc.(a)	1,551	40,946
SPX Technologies, Inc.(a)	2,699	219,698
Standex International Corp.	701	102,129
Tennant Co.	1,104	81,862
Titan International, Inc.(a)	3,059	41,082
Trinity Industries, Inc.	4,845	117,976
Wabash National Corp.	2,796	59,051

		2,666,146

Marine Transportation — 0.4%
Matson, Inc.	2,095	185,868

Media — 0.7%
AMC Networks, Inc., Class A(a)	1,808	21,298
DISH Network Corp., Class A(a)	14,761	86,500
EW Scripps Co. (The), Class A, NVS(a)	3,494	19,147
John Wiley & Sons, Inc., Class A	2,530	94,040
Scholastic Corp., NVS	1,657	63,198
TechTarget, Inc.(a)	1,506	45,722
Thryv Holdings, Inc.(a)	1,810	33,974

		363,879

Metals & Mining — 1.9%
ATI, Inc.(a)	7,612	313,234
Carpenter Technology Corp.	2,882	193,699
Century Aluminum Co.(a)(b)	3,076	22,116
Compass Minerals International, Inc.	2,006	56,068
Haynes International, Inc.	757	35,216
Kaiser Aluminum Corp.	952	71,647
Materion Corp.	1,227	125,044
Olympic Steel, Inc.	583	32,770
SunCoke Energy, Inc.	4,978	50,527
TimkenSteel Corp.(a)	2,298	49,913

		950,234

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	7,735	78,356
Arbor Realty Trust, Inc.	1,075	16,318
ARMOUR Residential REIT, Inc.	13,584	57,732
Ellington Financial, Inc.	4,044	50,429
Franklin BSP Realty Trust, Inc.	4,889	64,730
Invesco Mortgage Capital, Inc.	2,651	26,537
KKR Real Estate Finance Trust, Inc.	3,451	40,963
New York Mortgage Trust, Inc.	5,425	46,058

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust	5,160	$63,984
Ready Capital Corp.	9,345	94,478
Redwood Trust, Inc.	6,791	48,420
Two Harbors Investment Corp.	5,717	75,693

		663,698

Multi-Utilities — 0.4%
Avista Corp.	4,429	143,367
Unitil Corp.	957	40,873

		184,240

Office REITs — 0.7%
Brandywine Realty Trust	10,232	46,453
Easterly Government Properties, Inc.	5,556	63,505
Hudson Pacific Properties, Inc.	7,463	49,629
JBG SMITH Properties	5,574	80,600
SL Green Realty Corp.	3,523	131,408

		371,595

Oil, Gas & Consumable Fuels — 0.8%
CVR Energy, Inc.	1,733	58,974
Dorian LPG Ltd.	2,017	57,949
Green Plains, Inc.(a)(b)	2,434	73,263
Par Pacific Holdings, Inc.(a)	3,340	120,040
REX American Resources Corp.(a)	900	36,648
World Kinect Corp.	3,580	80,299

		427,173

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	994	36,032
Mercer International, Inc.	2,610	22,394
Sylvamo Corp.	2,116	92,977

		151,403

Passenger Airlines — 0.4%
Allegiant Travel Co.	899	69,097
Hawaiian Holdings, Inc.(a)(b)	3,070	19,433
SkyWest, Inc.(a)	2,501	104,892
Sun Country Airlines Holdings, Inc.(a)	2,397	35,572

		228,994

Personal Care Products — 1.5%
Edgewell Personal Care Co.	3,008	111,176
elf Beauty, Inc.(a)	3,224	354,092
Inter Parfums, Inc.	1,063	142,803
Medifast, Inc.	648	48,503
Nu Skin Enterprises, Inc., Class A	2,971	63,015
USANA Health Sciences, Inc.(a)	665	38,975

		758,564

Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.(a)	2,255	103,707
ANI Pharmaceuticals, Inc.(a)	953	55,331
Collegium Pharmaceutical, Inc.(a)	2,065	46,153
Corcept Therapeutics, Inc.(a)	5,358	145,979
Harmony Biosciences Holdings, Inc.(a)	1,997	65,442
Innoviva, Inc.(a)	3,406	44,244
Ligand Pharmaceuticals, Inc.(a)	970	58,122
Pacira BioSciences, Inc.(a)	2,745	84,217
Phibro Animal Health Corp., Class A	1,204	15,375
Prestige Consumer Healthcare, Inc.(a)	2,933	167,738
Supernus Pharmaceuticals, Inc.(a)	3,245	89,465

		875,773

Professional Services — 1.3%
CSG Systems International, Inc.	1,808	92,425
Forrester Research, Inc.(a)	682	19,710

Security	Shares	Value

Professional Services (continued)
Heidrick & Struggles International, Inc.	1,189	$29,749
Kelly Services, Inc., Class A, NVS	1,907	34,688
Korn Ferry	3,172	150,480
NV5 Global, Inc.(a)	755	72,653
Resources Connection, Inc.	1,902	28,359
TrueBlue, Inc.(a)	1,843	27,037
TTEC Holdings, Inc.	1,127	29,550
Verra Mobility Corp., Class A(a)(b)	10,072	188,346

		672,997

Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)	6,573	42,265
Cushman & Wakefield PLC(a)	7,384	56,266
eXp World Holdings, Inc.	4,566	74,152
Kennedy-Wilson Holdings, Inc.	7,045	103,843
Marcus & Millichap, Inc.	1,418	41,604
St. Joe Co. (The)	2,118	115,071

		433,201

Residential REITs — 0.5%
Centerspace	889	53,571
Elme Communities	5,221	71,214
NexPoint Residential Trust, Inc.	1,360	43,765
Veris Residential, Inc.	4,763	78,590

		247,140

Retail REITs — 1.7%
Acadia Realty Trust	5,637	80,891
Getty Realty Corp.	2,732	75,758
Macerich Co. (The)	12,790	139,539
Retail Opportunity Investments Corp.	7,493	92,763
RPT Realty	4,746	50,118
Saul Centers, Inc.	769	27,123
SITE Centers Corp.	10,697	131,894
Tanger Factory Outlet Centers, Inc.	6,227	140,730
Urban Edge Properties	6,962	106,240
Whitestone REIT	2,797	26,935

		871,991

Semiconductors & Semiconductor Equipment — 4.9%
Alpha & Omega Semiconductor Ltd.(a)	1,332	39,747
Axcelis Technologies, Inc.(a)	1,943	316,806
CEVA, Inc.(a)	1,405	27,243
Cohu, Inc.(a)	2,815	96,949
Diodes, Inc.(a)	2,715	214,051
FormFactor, Inc.(a)	4,597	160,619
Ichor Holdings Ltd.(a)	1,739	53,839
Kulicke & Soffa Industries, Inc.	3,343	162,570
MaxLinear, Inc.(a)	4,360	97,010
Onto Innovation, Inc.(a)	2,905	370,446
PDF Solutions, Inc.(a)	1,814	58,774
Photronics, Inc.(a)	3,717	75,120
Rambus, Inc.(a)(b)	6,470	360,961
Semtech Corp.(a)(b)	3,783	97,412
SiTime Corp.(a)	1,012	115,621
SMART Global Holdings, Inc.(a)	2,977	72,490
Ultra Clean Holdings, Inc.(a)	2,658	78,863
Veeco Instruments, Inc.(a)	3,349	94,140

		2,492,661

Software — 3.1%
A10 Networks, Inc.	4,142	62,254
Adeia, Inc.	6,346	67,775
Agilysys, Inc.(a)	1,206	79,789
Alarm.com Holdings, Inc.(a)(b)	2,963	181,158

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerence, Inc.(a)	2,398	$48,847
Consensus Cloud Solutions, Inc.(a)	1,078	27,144
Digital Turbine, Inc.(a)	5,379	32,543
DoubleVerify Holdings, Inc.(a)	7,433	207,752
Ebix, Inc.	1,450	14,326
InterDigital, Inc.	1,569	125,897
LiveRamp Holdings, Inc.(a)	3,917	112,966
N-able, Inc.(a)	4,124	53,200
OneSpan, Inc.(a)	2,139	22,994
Progress Software Corp.	2,577	135,499
SPS Commerce, Inc.(a)	2,170	370,224
Xperi, Inc.(a)	2,574	25,380

		1,567,748

Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	5,361	118,961
Outfront Media, Inc.	8,637	87,234
Safehold, Inc.(a)	2,664	47,419
Uniti Group, Inc.	14,202	67,033

		320,647

Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A(a)	2,964	167,081
American Eagle Outfitters, Inc.	10,987	182,494
America’s Car-Mart, Inc.(a)	358	32,574
Asbury Automotive Group, Inc.(a)	1,218	280,225
Boot Barn Holdings, Inc.(a)	1,775	144,112
Buckle, Inc. (The)	1,770	59,100
Caleres, Inc.	2,027	58,297
Chico’s FAS, Inc.(a)	7,340	54,903
Designer Brands, Inc., Class A	2,927	37,056
Group 1 Automotive, Inc.	832	223,567
Guess?, Inc.	1,623	35,122
Haverty Furniture Cos., Inc.	799	22,995
Hibbett, Inc.	757	35,965
Leslie’s, Inc.(a)(b)	10,940	61,920
MarineMax, Inc.(a)(b)	1,185	38,892
Monro, Inc.	1,868	51,874
National Vision Holdings, Inc.(a)	4,647	75,189
ODP Corp. (The)(a)	2,014	92,946
Sally Beauty Holdings, Inc.(a)	6,408	53,699
Shoe Carnival, Inc.	1,073	25,784
Signet Jewelers Ltd.	2,688	193,025
Sleep Number Corp.(a)(b)	1,254	30,836
Sonic Automotive, Inc., Class A	947	45,229
Upbound Group, Inc.	2,729	80,369
Urban Outfitters, Inc.(a)	3,346	109,381
Victoria’s Secret & Co.(a)	4,589	76,545

		2,269,180

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)	2,016	54,170
Corsair Gaming, Inc.(a)	2,553	37,095

		91,265

Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.(a)	2,413	60,132

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.	20,824	$82,463
Kontoor Brands, Inc.	2,957	129,842
Movado Group, Inc.	929	25,408
Oxford Industries, Inc.	878	84,402
Steven Madden Ltd.	4,208	133,688
Wolverine World Wide, Inc.	4,728	38,108

		554,043

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	2,292	354,366
Boise Cascade Co.	2,344	241,526
DXP Enterprises, Inc.(a)	815	28,476
GMS, Inc.(a)	2,414	154,424
NOW, Inc.(a)	6,345	75,315
Veritiv Corp.	806	136,133

		990,240

Water Utilities — 1.0%
American States Water Co.	2,196	172,781
California Water Service Group	3,427	162,132
Middlesex Water Co.	1,055	69,894
SJW Group	1,711	102,848

		507,655

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	3,672	43,807
Shenandoah Telecommunications Co.	2,988	61,583
Telephone & Data Systems, Inc.	5,821	106,582

		211,972

Total Long-Term Investments — 97.9% (Cost: $53,271,582)		50,181,201

Short-Term Securities

Money Market Funds — 7.4%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,872,345	1,873,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	1,904,260	1,904,260

Total Short-Term Securities — 7.4% (Cost: $3,776,848)		3,777,354

Total Investments — 105.3% (Cost: $57,048,430)		53,958,555
Liabilities in Excess of Other Assets — (5.3)%		(2,737,409)

Net Assets — 100.0%		$51,221,146

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$718,829	$1,154,004	(a)	$—	$48	$213	$1,873,094	1,872,345	$2,324	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,812,611	91,649	(a)	—	—	—	1,904,260	1,904,260	29,792		—

					$48	$213	$3,777,354		$32,116		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	9	12/15/23	$81	$(522)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$336,505	$(12,183	)(c)	$324,972	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/28	394,303	(23,597	)(e)	372,139	0.8
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	252,065	(7,789	)(g)	242,997	0.5

					$(43,569)		$940,108

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(650) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,433) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $1,279 of net dividends, payable for referenced securities purchased and financing fees.
The	following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	75 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Bank of Hawaii Corp.	49	$2,435	0.7%
BankUnited, Inc.	32	726	0.2
Central Pacific Financial Corp.	11	183	0.1
City Holding Co.	47	4,246	1.3
Community Bank System, Inc.	104	4,390	1.4
CVB Financial Corp.	279	4,623	1.4
First Financial Bancorp	33	647	0.2
First Hawaiian, Inc.	109	1,967	0.6
Fulton Financial Corp.	1,181	14,302	4.4
Hanmi Financial Corp.	120	1,948	0.6
Independent Bank Corp.	60	2,945	0.9
Independent Bank Group, Inc.	69	2,729	0.8
National Bank Holdings Corp., Class A	81	2,411	0.7
Northwest Bancshares, Inc.	366	3,744	1.2
OFG Bancorp	5	149	0.0
Pacific Premier Bancorp, Inc.	144	3,133	1.0
Provident Financial Services, Inc.	1	15	0.0
ServisFirst Bancshares, Inc.	39	2,035	0.6
Simmons First National Corp., Class A	469	7,954	2.4
Triumph Bancorp, Inc.	33	2,138	0.7
TrustCo Bank Corp.	13	355	0.1
Trustmark Corp.	150	3,260	1.0
Westamerica BanCorp	4	173	0.1
WSFS Financial Corp.	25	913	0.3

		67,421

Capital Markets
Artisan Partners Asset Management, Inc., Class A	1,303	48,758	15.0
Moelis & Co., Class A	128	5,777	1.8

		54,535

Commercial Services & Supplies
Pitney Bowes, Inc.	1,110	3,352	1.0

Consumer Finance
Bread Financial Holdings, Inc.	693	23,701	7.3

Financial Services
Payoneer Global, Inc.	517	3,164	1.0

Insurance
Employers Holdings, Inc.	79	3,156	1.0
Genworth Financial, Inc., Class A	333	1,952	0.6
Horace Mann Educators Corp.	390	11,458	3.5
Safety Insurance Group, Inc.	1	68	0.0

		16,634

Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	9,609	145,865	44.9

	Shares	Value	% of Basket Value

Office REITs
Douglas Emmett, Inc.	322	$4,108	1.3%
SL Green Realty Corp.	166	6,192	1.9

		10,300

Net Value of Reference Entity — Goldman Sachs Bank USA		$324,972

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Atlantic Union Bankshares Corp.	430	$12,375	3.3%
Berkshire Hills Bancorp, Inc.	194	3,890	1.1
First BanCorp/Puerto Rico	39	525	0.2
First Commonwealth Financial Corp.	123	1,502	0.4
Lakeland Financial Corp.	8	380	0.1
Seacoast Banking Corp. of Florida	91	1,998	0.5
Veritex Holdings, Inc.	27	484	0.1

		21,154

Capital Markets
Moelis & Co., Class A	3,814	172,126	46.2

Commercial Services & Supplies
Pitney Bowes, Inc.	2,998	9,054	2.4

Consumer Finance
Green Dot Corp., Class A	15	209	0.1

Financial Services
Radian Group, Inc.	5,675	142,499	38.3

Insurance
James River Group Holdings Ltd.	220	3,377	0.9
ProAssurance Corp.	273	5,157	1.4

		8,534

Multi-Utilities
Avista Corp.	102	3,302	0.9

Oil, Gas & Consumable Fuels
Green Plains, Inc.	507	15,261	4.1

Net Value of Reference Entity — HSBC Bank PLC		$372,139

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks
Central Pacific Financial Corp.	1,050	$17,514	7.2%
Community Bank System, Inc.	48	2,026	0.8
First Bancorp	32	900	0.4
National Bank Holdings Corp., Class A	105	3,125	1.3
Preferred Bank	183	11,392	4.7
Seacoast Banking Corp. of Florida	47	1,032	0.4
Veritex Holdings, Inc.	57	1,023	0.4
Washington Federal, Inc.	226	5,790	2.4

		42,802

	Shares	Value	% of Basket Value

Consumer Finance
Bread Financial Holdings, Inc.	494	$16,895	6.9%
Green Dot Corp., Class A	1,776	24,739	10.2

		41,634

Financial Services
Payoneer Global, Inc.	2,523	15,441	6.4

Insurance
Genworth Financial, Inc., Class A	624	3,657	1.5

Office REITs
Douglas Emmett, Inc.	9,552	121,884	50.2

Oil, Gas & Consumable Fuels
Green Plains, Inc.	584	17,579	7.2

Net Value of Reference Entity — JPMorgan Chase Bank NA		$242,997

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$(43,569)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$522	$—	$—	$—	$522
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	43,569	—	—	—	43,569

	$—	$—	$44,091	$—	$—	$—	$44,091

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,089	$—	$—	$—	$7,089
Swaps	—	—	(173,387)	—	—	—	(173,387)

	$—	$—	$(166,298)	$—	$—	$—	$(166,298)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(3,451)	$—	$—	$—	$(3,451)
Swaps	—	—	56,527	—	—	—	56,527

	$—	$—	$53,076	$—	$—	$—	$53,076

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$92,820

Total return swaps
Average notional amount	$1,307,124

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$473
Swaps — OTC(a)	—	43,569

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$44,042

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(473)

Total derivative assets and liabilities subject to an MNA	$—	$43,569

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$12,183	$—	$—	$—	$12,183
HSBC Bank PLC	23,597	—	—	—	23,597
J.P. Morgan Securities LLC	7,789	—	—	—	7,789

	$43,569	$—	$—	$—	$43,569

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® ESG Screened S&P Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$50,181,201	$—	$—	$50,181,201
Short-Term Securities
Money Market Funds	3,777,354	—	—	3,777,354

	$53,958,555	$—	$—	$53,958,555

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(522)	$(43,569)	$—	$(44,091)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$154,911,210	$111,389,032	$50,181,201
Investments, at value — affiliated(c)	2,111,248	5,452,392	3,777,354
Cash	2,291	250,584	982
Cash pledged:
Futures contracts	18,000	—	7,000
Receivables:
Investments sold	138,164	734,534	70,212
Securities lending income — affiliated	85	1,060	371
Dividends — unaffiliated	98,194	131,277	59,125
Dividends — affiliated	1,449	1,166	5,541

Total assets	157,280,641	117,960,045	54,101,786

LIABILITIES
Collateral on securities loaned	718,432	4,833,818	1,872,877
Payables:
Investments purchased	138,164	1,047,462	733,462
Swaps	—	—	15,118
Income dividend distributions	727,574	469,448	210,027
Investment advisory fees	11,687	10,921	5,114
Variation margin on futures contracts	840	—	473

Unrealized depreciation on OTC swaps	—	—	43,569

Total liabilities	1,596,697	6,361,649	2,880,640

Commitments and contingent liabilities

NET ASSETS	$155,683,944	$111,598,396	$51,221,146

NET ASSETS CONSIST OF:

Paid-in capital	$175,642,034	$121,015,721	$58,158,809

Accumulated loss	(19,958,090)	(9,417,325)	(6,937,663)

NET ASSETS	$155,683,944	$111,598,396	$51,221,146

NET ASSET VALUE

Shares outstanding	$4,800,000	$3,300,000	$1,550,000

Net asset value	$32.43	$33.82	$33.05

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$174,932,636	$114,585,845	$53,271,582
(b) Securities loaned, at value	$699,188	$4,711,850	$1,819,843
(c) Investments, at cost — affiliated	$2,268,069	$5,450,976	$3,776,848

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,224,288	$899,662	$414,969
Dividends — affiliated	15,163	6,834	29,792
Securities lending income — affiliated — net	648	11,267	2,324
Foreign taxes withheld	(439)	—	(338)

Total investment income	1,239,660	917,763	446,747

EXPENSES
Investment advisory	68,970	63,235	28,944
Interest expense	1	—	332

Total expenses	68,971	63,235	29,276

Net investment income	1,170,689	854,528	417,471

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(650,270)	(2,818,922)	(2,032,951)
Investments — affiliated	(12,346)	(118)	48
Futures contracts	29,614	7,384	7,089
In-kind redemptions — unaffiliated(a)	3,823,796	—	324,502
In-kind redemptions — affiliated(a)	3,209	—	—
Swaps	—	—	(173,387)

	3,194,003	(2,811,656)	(1,874,699)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,732,610	1,721,058	209,230
Investments — affiliated	(4,312)	843	213
Futures contracts	(25,846)	(5,977)	(3,451)
Swaps	—	—	56,527

	5,702,452	1,715,924	262,519

Net realized and unrealized gain (loss)	8,896,455	(1,095,732)	(1,612,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1 0,067,144	$(241,204)	$(1,194,709)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares ESG Screened S&P 500 ETF		iShares ESG Screened S&P Mid-Cap ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,170,689	$2,778,031	$854,528	$1,361,122
Net realized gain (loss)	3,194,003	(16,055,490)	(2,811,656)	(246,383)
Net change in unrealized appreciation (depreciation)	5,702,452	(13,931,777)	1,715,924	(4,171,650)

Net increase (decrease) in net assets resulting from operations	10,067,144	(27,209,236)	(241,204)	(3,056,911)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,126,854)	(2,794,860)	(749,972)	(1,398,055)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	16,949,782	(68,616,036)	10,543,554	29,834,804

NET ASSETS
Total increase (decrease) in net assets	25,890,072	(98,620,132)	9,552,378	25,379,838
Beginning of period	129,793,872	228,414,004	102,046,018	76,666,180

End of period	$155,683,944	$129,793,872	$111,598,396	$102,046,018

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares ESG Screened S&P Small-Cap ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$417,471	$518,233
Net realized loss	(1,874,699)	(476,254)
Net change in unrealized appreciation (depreciation)	262,519	(2,242,704)

Net decrease in net assets resulting from operations	(1,194,709)	(2,200,725)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(362,825)	(524,007)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,678,807	22,208,671

NET ASSETS
Total increase in net assets	7,121,273	19,483,939
Beginning of period	44,099,873	24,615,934

End of period	$51,221,146	$44,099,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P 500 ETF

	Six Months Ended 09/30/23 (unaudited	)	Year Ended 03/31/23	Year Ended 03/31/22	Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$30.90		$34.35	$30.27	$25.29

Net investment income(b)	0.22		0.42	0.39	0.21
Net realized and unrealized gain(c)	1.53		(3.45)	4.07	4.91

Net increase from investment operations	1.75		(3.03)	4.46	5.12

Distributions from net investment income(d)	(0.22)		(0.42)	(0.38)	(0.14)

Net asset value, end of period	$32.43		$30.90	$34.35	$30.27

Total Return(e)
Based on net asset value	5.68	%(f)	(8.72)%	14.74%	20.27	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.08	%(h)	0.08%	0.08%	0.08	%(h)

Net investment income	1.36	%(h)	1.40%	1.12%	1.37	%(h)

Supplemental Data
Net assets, end of period (000)	$155,684		$129,794	$228,414	$30,274

Portfolio turnover rate(i)	2%		4%	3%	6%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Mid-Cap ETF

	Six Months Ended 09/30/23 (unaudited	)	Year Ended 03/31/23	Year Ended 03/31/22	Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$34.02		$36.51	$35.89	$25.19

Net investment income(b)	0.28		0.52	0.46	0.22
Net realized and unrealized gain(c)	(0.24)		(2.50)	0.58	10.66

Net increase from investment operations	0.04		(1.98)	1.04	10.88

Distributions from net investment income(d)	(0.24)		(0.51)	(0.42)	(0.18)

Net asset value, end of period	$33.82		$34.02	$36.51	$35.89

Total Return(e)
Based on net asset value	0.11	%(f)	(5.35)%	2.88%	43.29	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12	%(h)

Net investment income	1.62	%(h)	1.55%	1.23%	1.29	%(h)

Supplemental Data
Net assets, end of period (000)	$111,598		$102,046	$76,666	$19,740

Portfolio turnover rate(i)	12%		20%	26%	11%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Small-Cap ETF

	Six Months Ended 09/30/23 (unaudited	)	Year Ended 03/31/23	Year Ended 03/31/22	Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$33.92		$37.87	$38.81	$25.18

Net investment income(b)	0.30		0.51	0.39	0.20
Net realized and unrealized gain(c)	(0.92)		(3.97)	(0.55)	13.69

Net increase from investment operations	(0.62)		(3.46)	(0.16)	13.89

Distributions from net investment income(d)	(0.25)		(0.49)	(0.78)	(0.26)

Net asset value, end of period	$33.05		$33.92	$37.87	$38.81

Total Return(e)
Based on net asset value	(1.85	)%(f)	(9.08)%	(0.47)%	55.32	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12	%(h)

Net investment income	1.73	%(h)	1.49%	1.00%	1.13	%(h)

Supplemental Data
Net assets, end of period (000)	$51,221		$44,100	$24,616	$9,701

Portfolio turnover rate(i)(j)	11%		23%	34%	18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Screened S&P 500	Non-Diversified
ESG Screened S&P Mid-Cap	Non-Diversified
ESG Screened S&P Small-Cap	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Screened S&P 500
Barclays Bank PLC	$186,686	$(186,686)	$—		$—
Citigroup Global Markets, Inc.	3,548	(3,548)	—		—
HSBC Bank PLC	184,027	(184,027)	—		—
J.P. Morgan Securities LLC	141,744	(141,744)	—		—
UBS AG	183,183	(183,183)	—		—

	$699,188	$(699,188)	$—		$—

ESG Screened S&P Mid-Cap
Barclays Bank PLC	$771,966	$(771,966)	$—		$—
BofA Securities, Inc.	241,444	(241,444)	—		—
J.P. Morgan Securities LLC	215,442	(215,442)	—		—
Jefferies LLC	387,532	(387,532)	—		—
RBC Capital Market LLC	355,912	(355,912)	—		—
Scotia Capital (USA), Inc.	818,741	(818,741)	—		—
Toronto-Dominion Bank	738,083	(738,083)	—		—
UBS AG	1,182,730	(1,182,730)	—		—

	$4,711,850	$(4,711,850)	$—		$—

ESG Screened S&P Small-Cap
Barclays Bank PLC	$449	$(449)	$—		$—
Barclays Capital, Inc.	20,622	(20,622)	—		—
BofA Securities, Inc.	31,023	(31,023)	—		—
Citigroup Global Markets, Inc.	1,056	(1,056)	—		—
Goldman Sachs & Co. LLC	986,429	(986,429)	—		—
HSBC Bank PLC	172,410	(172,410)	—		—
J.P. Morgan Securities LLC	551,987	(551,987)	—		—
Jefferies LLC	37,251	(37,251)	—		—
Scotia Capital (USA), Inc.	18,616	(18,616)	—		—

	$1,819,843	$(1,819,843)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares ESG Screened S&P Small-Cap to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Screened S&P 500	0.08%
ESG Screened S&P Mid-Cap	0.12
ESG Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Screened S&P 500	$249
ESG Screened S&P Mid-Cap	3,644
ESG Screened S&P Small-Cap	828

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Screened S&P 500	$804,269	$884,825	$(219,609)
ESG Screened S&P Mid-Cap	3,902,636	4,660,463	(1,928,235)
ESG Screened S&P Small-Cap	971,638	1,778,155	(672,507)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Screened S&P 500	$2,637,250	$2,614,754
ESG Screened S&P Mid-Cap	12,738,317	12,397,986
ESG Screened S&P Small-Cap	6,458,785	5,123,738

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Screened S&P 500	$53,248,028	$36,338,387
ESG Screened S&P Mid-Cap	10,412,037	2,119
ESG Screened S&P Small-Cap	9,204,603	1,510,752

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

ESG Screened S&P 500	$2,733,274	$—
ESG Screened S&P Mid-Cap	2,793,371	—
ESG Screened S&P Small-Cap	1,397,798	259,092

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Screened S&P 500	$177,459,267	$5,523,591	$(25,972,952)	$(20,449,361)
ESG Screened S&P Mid-Cap	120,755,388	10,499,499	(14,413,463)	(3,913,964)
ESG Screened S&P Small-Cap	57,472,351	4,315,061	(7,872,948)	(3,557,887)

9. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P 500

Shares sold	1,700,000	$53,415,630	2,700,000	$79,779,151
Shares redeemed	(1,100,000)	(36,465,848)	(5,150,000)	(148,395,187)

	600,000	$16,949,782	(2,450,000)	$(68,616,036)

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P Mid-Cap

Shares sold	300,000	$10,543,554	1,350,000	$44,682,535
Shares redeemed	—	—	(450,000)	(14,847,731)

	300,000	$10,543,554	900,000	$29,834,804

ESG Screened S&P Small-Cap

Shares sold	300,000	$10,386,814	850,000	$28,860,781
Shares redeemed	(50,000)	(1,708,007)	(200,000)	(6,652,110)

	250,000	$8,678,807	650,000	$22,208,671

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Screened S&P Mid-Cap	$0.235765	$—	$—	$0.235765	100%	—%	—%	100%

ESG Screened S&P Small-Cap	0.253202	—	—	0.253202	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	49

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representations regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-315-0923

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: November 20, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 20, 2023